UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

Semiannual Report (Unaudited)

The Value Equity Portfolio

The Institutional Value Equity Portfolio

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

The Small Capitalization–Mid Capitalization Equity Portfolio

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

The Real Estate Securities Portfolio

The Commodity Returns Strategy Portfolio

The ESG Growth Portfolio

The Catholic SRI Growth Portfolio

The International Equity Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

The Core Fixed Income Portfolio

The Fixed Income Opportunity Portfolio

The U.S. Government Fixed Income Securities Portfolio

The Inflation Protected Securities Portfolio

The U.S. Corporate Fixed Income Securities Portfolio

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Short-Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond II Portfolio

December 31, 2018

December 31, 2018 (Unaudited)

We are pleased to present the December 31, 2018 Semiannual Report for the HC Capital Trust (the “Trust”).

The Trust is an open-end management investment company. As of December 31, 2018, the Trust consisted of twenty-two separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions, an operating division of Hirtle Callaghan & Co., LLC, which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income by managing securities issued by real-estate related companies.

The Commodity Returns Strategy Portfolio, presented as Consolidated, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The ESG Growth Portfolio, seeks to maximize total return subject to emphasizing environmental, social and governance (“ESG”) focused investments.

The Catholic SRI Growth Portfolio, seeks to maximize total return integrating a range of social and moral concerns into its security selection process.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return, primarily through capital appreciation, by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The Inflation Protected Securities Portfolio, seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST	Semiannual Report (Unaudited)

December 31, 2018

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 97.75%

	Aerospace & Defense — 2.10%

2,752	Arconic, Inc.	$46

686	General Dynamics Corp.	108

515	Harris Corp.	69

17,611	HEICO Corp.	1,365

1,168	Hexcel Corp.	67

491	Huntington Ingalls Industries, Inc.	93

438	L3 Technologies, Inc.	76

5,411	Lockheed Martin Corp.	1,417

999	Raytheon Co.	153

19,966	Spirit Aerosystems Holdings, Inc., Class – A	1,439

200	Teledyne Technologies, Inc. (a)	41

4,149	Textron, Inc.	191

5,139	The Boeing Co.	1,657

5,010	TransDigm Group, Inc. (a)	1,704

22,378	United Technologies Corp.	2,384

		10,810

	Air Freight & Logistics — 0.43%

305	Expeditors International of Washington, Inc.	21

22,229	United Parcel Service, Inc., Class – B	2,168

200	XPO Logistics, Inc. (a)	11

		2,200

	Airlines — 0.54%

10,770	Alaska Air Group, Inc.	655

7,467	American Airlines Group, Inc.	240

2,135	Copa Holdings SA, Class – A	168

29,439	Delta Air Lines, Inc.	1,470

2,836	United Continental Holdings, Inc. (a)	237

		2,770

	Auto Components — 0.69%

120,720	Garrett Motion, Inc. (a)	1,490

585	Gentex Corp.	12

4,875	Goodyear Tire & Rubber Co.	99

12,566	Lear Corp.	1,544

9,332	Magna International, Inc., ADR	424

		3,569

	Automobiles — 0.23%

35,065	General Motors Co.	1,173

	Banks — 6.75%

376,423	Bank of America Corp.	9,276

4,050	Bank OZK	92

56,585	BB&T Corp.	2,451

88,234	Citigroup, Inc.	4,593

34,812	Citizens Financial Group, Inc.	1,035

2,863	Comerica, Inc.	197

541	Commerce Bancshares, Inc.	30

1,552	Cullen/Frost Bankers, Inc.	136

2,026	First Republic Bank	176

64,820	FNB Corp.	638

95,276	JPMorgan Chase & Co.	9,302

12,542	Pinnacle Financial Partners, Inc.	578

30,461	PNC Financial Services Group, Inc.	3,561

1,149	Signature Bank	118

7,450	Sterling Bancorp/DE	123

Shares	Security Description	Value (000)

	Banks (continued)

710	SVB Financial Group (a)	$135

4,006	U.S. Bancorp	183

43,019	Wells Fargo & Co.	1,982

2,420	Zions Bancorp	99

		34,705

	Beverages — 1.54%

1,703	Keurig Dr Pepper, Inc.	44

9,496	Molson Coors Brewing Co., Class – B	533

2,815	Monster Beverage Corp. (a)	139

26,364	PepsiCo, Inc.	2,913

90,702	The Coca-Cola Co.	4,294

		7,923

	Biotechnology — 2.13%

28,832	AbbVie, Inc.	2,658

6,002	Alexion Pharmaceuticals, Inc. (a)	584

14,278	Amgen, Inc.	2,779

1,850	Biogen Idec, Inc. (a)	557

71,616	Exelixis, Inc. (a)	1,409

764	Regeneron Pharmaceuticals, Inc. (a)	285

8,247	Seattle Genetics, Inc. (a)	467

13,207	Vertex Pharmaceuticals, Inc. (a)	2,189

		10,928

	Building Products — 0.20%

18,210	A.O. Smith Corp.	777

1,055	Allegion PLC	84

270	Lennox International, Inc.	59

299	Resideo Technologies, Inc. (a)	6

1,421	USG Corp.	61

		987

	Capital Markets — 1.80%

1,661	Affiliated Managers Group, Inc.	162

2,506	Ameriprise Financial, Inc.	262

35,037	Bank of New York Mellon Corp.	1,649

6,320	BGC Partners, Inc., Class – A	33

5,131	BlackRock, Inc., Class – A	2,016

1,669	CME Group, Inc.	314

1,544	E*Trade Financial Corp.	68

427	Interactive Brokers Group, Inc., Class – A	23

1,491	IntercontinentalExchange Group, Inc.	112

2,794	Legg Mason, Inc.	71

69,455	Morgan Stanley	2,754

14,561	State Street Corp.	918

7,780	T. Rowe Price Group, Inc.	718

162	TD Ameritrade Holding Corp.	8

1,370	The Charles Schwab Corp.	57

629	The Nasdaq OMX Group, Inc.	51

902	Virtu Financial, Inc., Class – A	23

		9,239

	Chemicals — 1.75%

10,282	Air Products & Chemicals, Inc.	1,646

349	Ashland Global Holdings, Inc.	25

2,760	Cabot Corp.	119

1,640	Celanese Corp., Series A	148

53,440	CF Industries Holdings, Inc.	2,324

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Chemicals (continued)

27,952	DowDuPont, Inc.	$1,495

11,833	Huntsman Corp.	228

3,028	International Flavors & Fragrances, Inc.	407

14,743	LyondellBasell Industries N.V., Class – A	1,226

249	NewMarket Corp.	103

10,412	PPG Industries, Inc.	1,064

2,274	The Mosaic Co.	66

1,862	The Scotts Miracle-Gro Co.	114

1,105	Westlake Chemical Corp.	73

		9,038

	Commercial Services & Supplies — 0.69%

7,281	ADT, Inc.	44

12,305	Clean Harbors, Inc. (a)	607

32,475	Copart, Inc. (a)	1,552

3,003	KAR Auction Services, Inc.	143

4,420	Republic Services, Inc., Class – A	319

9,860	Waste Management, Inc.	877

		3,542

	Communications Equipment — 1.75%

7,010	Arista Networks, Inc. (a)	1,477

9,013	Arris International PLC (a)	276

151,763	Cisco Systems, Inc.	6,575

543	F5 Networks, Inc. (a)	88

18,191	Juniper Networks, Inc.	490

826	Motorola Solutions, Inc.	95

		9,001

	Construction & Engineering — 0.03%

841	Arcosa, Inc. (a)	23

717	Jacobs Engineering Group, Inc.	42

2,295	Quanta Services, Inc.	69

		134

	Construction Materials — 0.08%

6,875	Eagle Materials, Inc., Class – A	420

	Consumer Finance — 1.08%

22,738	American Express Co.	2,167

39,194	Capital One Financial Corp.	2,963

6	Credit Acceptance Corp. (a)	2

14,450	OneMain Holdings, Inc. (a)	351

6,482	SLM Corp. (a)	54

		5,537

	Containers & Packaging — 0.47%

262	AptarGroup, Inc.	25

16,026	Ardagh Group SA	178

27	Avery Dennison Corp.	2

22,939	Ball Corp.	1,056

3,441	Bemis Company, Inc.	158

2,800	Berry Plastics Group, Inc. (a)	133

10,608	International Paper Co.	428

2,050	Packaging Corporation of America	171

3,067	Silgan Holdings	72

2,452	Sonoco Products Co.	130

2,384	WestRock Co.	90

		2,443

Shares	Security Description	Value (000)

	Distributors — 0.08%

4,284	Genuine Parts Co.	$411

	Diversified Consumer Services — 0.44%

12,786	Bright Horizons Family Solutions, Inc. (a)	1,425

1,046	Graham Holdings Co.	670

4,910	H&R Block, Inc.	125

957	ServiceMaster Global Holdings, Inc. (a)	35

		2,255

	Diversified Financial Services — 1.42%

34,490	Berkshire Hathaway, Inc., Class – B (a)	7,042

13,417	Jefferies Financial Group, Inc.	233

973	Voya Financial, Inc.	39

		7,314

	Diversified Telecommunication Services — 1.72%

66,383	AT&T, Inc.	1,895

73,048	CenturyLink, Inc.	1,107

103,505	Verizon Communications, Inc.	5,818

		8,820

	Electric Utilities — 1.92%

1,604	Alliant Energy Corp.	68

31,281	American Electric Power, Inc.	2,338

21,660	Duke Energy Corp.	1,869

1,914	Edison International	109

2,737	Evergy, Inc.	155

9,746	Eversource Energy	634

9,276	Exelon Corp.	418

2,818	FirstEnergy Corp.	106

8,870	NextEra Energy, Inc.	1,542

2,414	OGE Energy Corp.	95

32,518	PPL Corp.	921

32,159	The Southern Co.	1,412

4,017	Xcel Energy, Inc.	198

		9,865

	Electrical Equipment — 0.59%

3,350	AMETEK, Inc.	227

12,355	Eaton Corp. PLC	849

16,658	Emerson Electric Co.	995

40,037	GrafTech International Ltd.	458

11,151	nVent Electric PLC	250

3,984	Regal-Beloit Corp.	279

		3,058

	Electronic Equipment, Instruments & Components — 0.17%

769	Arrow Electronics, Inc. (a)	53

23,513	Corning, Inc.	710

512	Dolby Laboratories, Inc., Class – A	32

1,050	Keysight Technologies, Inc. (a)	65

		860

	Energy Equipment & Services — 0.68%

6,002	RPC, Inc.	59

94,894	Schlumberger Ltd.	3,424

		3,483

	Entertainment — 1.54%

4,863	Cinemark Holdings, Inc.	174

1,270	Netflix, Inc. (a)	340

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Entertainment (continued)

92	The Madison Square Garden Co., Class – A (a)	$25

13,143	The Walt Disney Co.	1,441

122,933	Twenty-First Century Fox, Inc.	5,915

95	Twenty-First Century Fox, Inc., Class – B	5

		7,900

	Equity Real Estate Investment Trusts — 3.41%

992	Alexandria Real Estate Equities, Inc.	114

17,907	American Campus Communities, Inc.	741

1,289	American Homes 4 Rent, Class – A	26

5,297	American Tower Corp.	838

2,612	Apartment Investment & Management Co., Class – A	115

6,634	AvalonBay Communities, Inc.	1,155

857	Boston Properties, Inc.	96

4,843	Brixmor Property Group, Inc.	71

6,970	Camden Property Trust	614

1,673	Columbia Property Trust, Inc.	32

2,473	Crown Castle International Corp.	269

2,592	CubeSmart	74

1,028	CyrusOne, Inc.	54

2,472	Digital Realty Trust, Inc.	263

1,889	Douglas Emmett, Inc.	64

3,821	Duke Realty Corp.	99

10,057	EPR Properties	644

1,061	Equity Lifestyle Properties, Inc.	103

1,516	Equity Residential	100

3,943	Essex Property Trust, Inc.	967

1,604	Extra Space Storage, Inc.	145

6,599	Federal Realty Investment Trust	779

3,157	Gaming & Leisure Properties, Inc.	102

3,643	HCP, Inc.	102

28,861	Healthcare Trust of America, Inc., Class – A	730

2,729	Hospitality Properties Trust	65

3,203	Iron Mountain, Inc.	104

1,138	JBG SMITH Properties	40

1,552	Kilroy Realty Corp.	98

6,452	Kimco Realty Corp.	95

846	Lamar Advertising Co., Class – A	59

2,212	Liberty Property Trust	93

770	Life Storage, Inc.	72

6,040	Medical Properties Trust, Inc.	97

1,065	Mid-America Apartment Communities, Inc.	102

2,155	National Retail Properties, Inc.	105

2,890	OMEGA Healthcare Investors, Inc.	102

2,375	Outfront Media, Inc.	43

3,591	Parks Hotels & Resorts, Inc.	93

9,049	Prologis, Inc.	531

1,410	Public Storage	285

19,572	Realty Income Corp.	1,233

13,636	Regency Centers Corp.	800

3,691	Retail Properties of America, Inc., Class – A	40

3,863	Simon Property Group, Inc.	649

3,191	Store Capital Corp.	90

1,367	Sun Communities, Inc.	139

Shares	Security Description	Value (000)

	Equity Real Estate Investment Trusts (continued)

30,032	Tanger Factory Outlet Centers, Inc.	$607

21,341	UDR, Inc.	846

7,571	Ventas, Inc.	444

13,942	VEREIT, Inc.	100

12,680	Vornado Realty Trust	787

20,258	Welltower, Inc.	1,405

1,573	WP Carey, Inc.	103

		17,524

	Food & Staples Retailing — 2.08%

3,254	Casey’s General Stores, Inc.	417

473	Costco Wholesale Corp.	96

905	Sprouts Farmers Market, Inc. (a)	21

9,412	Sysco Corp.	590

3,726	The Kroger Co.	102

1,201	US Foods Holding Corp. (a)	38

47,270	Walgreens Boots Alliance, Inc.	3,230

66,750	Wal-Mart Stores, Inc.	6,219

		10,713

	Food Products — 0.91%

13,854	Archer-Daniels-Midland Co.	568

6,820	Campbell Soup Co.	225

5,689	Flowers Foods, Inc.	105

4,271	General Mills, Inc.	166

1,964	Hershey Co.	211

2,450	Hormel Foods Corp.	105

9,749	Kellogg Co.	556

641	Lamb Weston Holding, Inc.	47

6,144	Mondelez International, Inc., Class – A	246

3,463	The Hain Celestial Group, Inc. (a)	55

39,216	The Kraft Heinz Co.	1,687

13,702	TreeHouse Foods, Inc. (a)	695

		4,666

	Gas Utilities — 0.02%

808	Atmos Energy Corp.	75

707	UGI Corp.	38

		113

	Health Care Equipment & Supplies — 2.37%

48,674	Abbott Laboratories	3,521

5,062	Abiomed, Inc. (a)	1,645

2,461	Baxter International, Inc.	162

3,475	Danaher Corp.	358

25	Hill-Rom Holdings, Inc.	2

1,653	IDEXX Laboratories, Inc. (a)	307

59,308	Medtronic PLC	5,395

5,537	Penumbra, Inc. (a)	677

597	Steris PLC	64

212	Teleflex, Inc.	55

59	The Cooper Companies, Inc.	15

		12,201

	Health Care Providers & Services — 2.74%

1,619	Anthem, Inc.	425

49,189	Cardinal Health, Inc.	2,194

2,984	Centene Corp. (a)	344

4,889	Cigna Corp.	929

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Providers & Services (continued)

82,633	CVS Caremark Corp.	$5,414

1,525	HCA Holdings, Inc.	190

1,801	Humana, Inc.	516

3,153	MEDNAX, Inc. (a)	104

9,357	Patterson Companies, Inc.	184

10,226	Premier, Inc., Class – A (a)	382

12,822	UnitedHealth Group, Inc.	3,194

836	Universal Health Services, Inc., Class – B	97

591	WellCare Health Plans, Inc. (a)	140

		14,113

	Health Care Technology — 0.30%

17,515	Veeva Systems, Inc. (a)	1,564

	Hotels, Restaurants & Leisure — 2.33%

21,292	Carnival Corp., Class – A	1,050

2,249	Darden Restaurants, Inc.	225

1,258	Domino’s Pizza, Inc.	312

9,370	Extended Stay America, Inc.	145

148	Hilton Worldwide Holdings, Inc.	11

14,846	Las Vegas Sands Corp.	773

29,228	McDonald’s Corp.	5,189

8,932	Royal Caribbean Cruises Ltd.	873

1,711	Six Flags Entertainment Corp.	95

46,240	Starbucks Corp.	2,978

927	Vail Resorts, Inc.	195

2,948	Wyndham Worldwide Corp.	106

		11,952

	Household Durables — 0.32%

3,443	D.R. Horton, Inc.	119

3,999	Garmin Ltd.	253

6,069	Leggett & Platt, Inc.	218

7,562	Lennar Corp., Class – A	296

83	Lennar Corp., Class – B	3

21,921	Newell Rubbermaid, Inc.	407

4,132	PulteGroup, Inc.	107

2,180	Whirlpool Corp.	233

		1,636

	Household Products — 2.13%

2,171	Church & Dwight Co., Inc.	143

18,737	Kimberly-Clark Corp.	2,135

1,893	Spectrum Brands Holdings, Inc.	80

1,218	The Clorox Co.	188

91,670	The Procter & Gamble Co.	8,426

		10,972

	Independent Power and Renewable Electricity Producers — 0.04%

1,358	NRG Energy, Inc., Class – C	54

7,130	The AES Corp.	103

1,390	Vistra Energy Corp. (a)	32

		189

	Industrial Conglomerates — 0.71%

18,619	3M Co.	3,546

778	Honeywell International, Inc.	103

41	Roper Industries, Inc.	11

		3,660

Shares	Security Description	Value (000)

	Insurance — 3.04%

23,599	Aflac, Inc.	$1,075

41,821	Allstate Corp.	3,455

37,987	American International Group, Inc.	1,497

3,483	Arthur J. Gallagher & Co.	257

1,195	Assurant, Inc.	107

2,180	AXIS Capital Holdings Ltd.	113

1,344	Brown & Brown, Inc.	37

19,960	Chubb Ltd.	2,578

4,986	Cincinnati Financial Corp.	386

522	Erie Indemnity Co., Class – A	70

3,189	Everest Re Group Ltd.	694

76,774	FNF Group	2,413

48	Markel Corp. (a)	50

1,035	Mercury General Corp.	54

38,652	MetLife, Inc.	1,587

6,178	Old Republic International Corp.	127

12,791	Principal Financial Group, Inc.	565

728	Reinsurance Group of America	102

12,415	Unum Group	365

1,443	W.R. Berkley Corp.	107

		15,639

	Interactive Media & Services — 3.74%

6,867	Alphabet, Inc., Class – A (a)	7,176

4,559	Alphabet, Inc., Class – C (a)	4,721

55,740	Facebook, Inc., Class – A (a)	7,307

312	TripAdvisor, Inc. (a)	17

		19,221

	Internet & Direct Marketing Retail — 3.21%

9,726	Amazon.com, Inc. (a)	14,608

24,627	eBay, Inc. (a)	691

13,641	Wayfair, Inc., Class – A (a)	1,229

		16,528

	IT Services — 4.29%

2,831	Accenture PLC, Class – A	399

2,108	Akamai Technologies, Inc. (a)	129

4,072	Cognizant Technology Solutions Corp.	258

11,864	EPAM Systems, Inc. (a)	1,376

642	Fidelity National Information Services, Inc.	66

10,484	Gartner Group, Inc. (a)	1,340

24,374	GoDaddy, Inc., Class – A (a)	1,599

2,974	Leidos Holdings, Inc.	157

26,753	MasterCard, Inc., Class – A	5,047

22,424	Okta, Inc. (a)	1,431

6,910	Paychex, Inc.	450

41,866	PayPal Holdings, Inc. (a)	3,521

30,823	Sabre Corp.	667

27,170	Square, Inc., Class – A (a)	1,524

692	Teradata Corp. (a)	27

5,412	VeriSign, Inc. (a)	803

23,246	Visa, Inc., Class – A	3,067

10,501	Western Union Co.	179

43	WEX, Inc. (a)	6

		22,046

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Life Sciences Tools & Services — 1.19%

4,371	Agilent Technologies, Inc.	$295

1,294	Bruker Biosciences Corp.	39

438	Charles River Laboratories International, Inc. (a)	50

7,305	Illumina, Inc. (a)	2,191

337	IQVIA Holdings, Inc. (a)	39

2,796	Mettler-Toledo International, Inc. (a)	1,581

485	PerkinElmer, Inc.	38

10,132	PRA Health Sciences, Inc. (a)	932

881	Qiagen N.V. (a)	30

3,428	Thermo Electron Corp.	767

722	Waters Corp. (a)	136

		6,098

	Machinery — 1.78%

12,411	AGCO Corp.	691

12,196	Caterpillar, Inc.	1,550

5,428	Cummins, Inc.	725

53	Donaldson Company, Inc.	2

4,752	Dover Corp.	337

3,214	Fortive Corp.	217

28	IDEX Corp.	4

7,831	Ingersoll-Rand PLC	714

1,442	ITT, Inc.	70

30,632	Oshkosh Corp.	1,879

987	Snap-on, Inc.	143

1,272	Terex Corp.	35

6,496	The Middleby Corp. (a)	667

2,583	The Timken Co.	96

4,811	Trinity Industries, Inc.	99

13,477	WABCO Holdings, Inc. (a)	1,447

1,182	Wabtec Corp.	83

33,989	Welbilt, Inc. (a)	378

485	Xylem, Inc.	32

		9,169

	Marine — 0.02%

1,581	Kirby Corp. (a)	106

	Media — 1.24%

453	AMC Networks, Inc. (a)	25

160,478	Comcast Corp., Class – A	5,464

2,118	Dish Network Corp. (a)	53

4,394	Omnicom Group, Inc.	322

411	Sirius XM Holdings, Inc. ^	2

21,377	The Interpublic Group of Companies, Inc.	441

2,002	Tribune Media Co., Class – A	91

		6,398

	Metals & Mining — 0.37%

23,716	Newmont Mining Corp.	822

17,021	Nucor Corp.	881

3,730	Steel Dynamics, Inc.	112

5,570	United States Steel Corp.	102

		1,917

	Mortgage Real Estate Investment Trusts — 0.16%

7,133	AGNC Investment Corp.	125

19,665	Annaly Capital Management, Inc.	193

Shares	Security Description	Value (000)

	Mortgage Real Estate Investment Trusts (continued)

5,771	Chimera Investment Corp.	$103

24,503	MFA Financial, Inc.	164

4,912	Starwood Property Trust, Inc.	97

10,906	Two Harbors Investment Corp.	140

		822

	Multiline Retail — 0.60%

952	Dollar General Corp.	103

4,191	Dollar Tree, Inc. (a)	379

6,793	Kohl’s Corp.	451

14,519	Macy’s, Inc.	432

2,624	Nordstrom, Inc.	122

24,525	Target Corp.	1,621

		3,108

	Multi-Utilities — 1.22%

2,674	Ameren Corp.	174

1,937	CMS Energy Corp.	96

1,350	Consolidated Edison, Inc.	103

24,990	Dominion Resources, Inc.	1,786

1,043	DTE Energy Co.	115

93,689	NiSource, Inc.	2,376

5,865	Public Service Enterprise Group, Inc.	305

951	Sempra Energy	103

467	Vectren Corp.	34

17,371	WEC Energy Group, Inc.	1,203

		6,295

	Oil, Gas & Consumable Fuels — 4.28%

61,866	Chevron Corp.	6,730

5,867	Concho Resources, Inc. (a)	603

18,961	ConocoPhillips	1,182

999	Continental Resources, Inc. (a)	40

2,976	Diamondback Energy, Inc.	276

29,642	EOG Resources, Inc.	2,585

9,007	EQT Corp.	170

7,205	Equitrans Midstream Corp. (a)	144

56,147	Exxon Mobil Corp.	3,829

16,993	Hess Corp.	688

2,849	HollyFrontier Corp.	146

70,023	Kinder Morgan, Inc.	1,077

9,878	Marathon Oil Corp.	142

21,237	Marathon Petroleum Corp.	1,253

3,793	Murphy Oil Corp.	89

7,696	Noble Energy, Inc.	144

6,401	ONEOK, Inc.	345

5,358	Parsley Energy, Inc., Class – A (a)	86

3,630	PBF Energy, Inc., Class – A	119

9,271	Phillips 66	799

2,319	Pioneer Natural Resources Co.	305

16,585	Valero Energy Corp.	1,243

		21,995

	Personal Products — 0.09%

28,755	Coty, Inc., Class – A	189

1,025	Herbalife Ltd. (a)	60

1,700	The Estee Lauder Companies, Inc., Class – A	221

		470

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Pharmaceuticals — 5.79%

19,272	Eli Lilly & Co.	$2,230

53,305	Johnson & Johnson	6,879

110,340	Merck & Co., Inc.	8,431

6,377	Mylan N.V. (a)	175

235,905	Pfizer, Inc.	10,297

113,000	Teva Pharmaceutical Industries Ltd., ADR (a)	1,742

		29,754

	Professional Services — 0.65%

4,444	CoStar Group, Inc. (a)	1,499

950	IHS Markit Ltd. (a)	46

4,225	Nielsen Holdings PLC	99

825	Robert Half International, Inc.	47

15,150	Versik Analytics, Inc., Class – A (a)	1,652

		3,343

	Real Estate Management & Development — 0.03%

1,691	CBRE Group, Inc., Class – A (a)	67

2,931	Newmark Group, Inc., Class – A	24

3,855	Realogy Holdings Corp.	57

		148

	Road & Rail — 0.91%

1,388	AMERCO, Inc.	455

809	CSX Corp.	50

9,369	Genesee & Wyoming, Inc., Class – A (a)	693

5,345	Norfolk Southern Corp.	799

975	Old Dominion Freight Line, Inc.	120

18,473	Union Pacific Corp.	2,555

		4,672

	Semiconductors & Semiconductor Equipment — 3.06%

2,102	Broadcom, Inc.	534

228,833	Intel Corp.	10,739

3,302	KLA-Tencor Corp.	295

1,129	Lam Research Corp.	154

5,918	Maxim Integrated Products, Inc.	301

2,923	Micron Technology, Inc. (a)	93

1,654	NVIDIA Corp.	221

7,213	Qualcomm, Inc.	410

1,268	Skyworks Solutions, Inc.	85

23,905	Texas Instruments, Inc.	2,259

6,964	Universal Display Corp.	652

115	Xilinx, Inc.	10

		15,753

	Software — 6.76%

16,180	Adobe Systems, Inc. (a)	3,661

14,588	Autodesk, Inc. (a)	1,876

1,388	Dell Technologies, Inc., Class – V (a)	111

284	Guidewire Software, Inc. (a)	23

681	LogMeln, Inc.	56

29,183	Manhattan Associates, Inc. (a)	1,236

144,589	Microsoft Corp.	14,686

6,281	Nuance Communications, Inc. (a)	83

147,393	Oracle Corp.	6,655

11,384	Paycom Software, Inc. (a)	1,394

15,646	Proofpoint, Inc. (a)	1,311

Shares	Security Description	Value (000)

	Software (continued)

18,193	RingCentral, Inc., Class – A (a)	$1,500

775	Salesforce.com, Inc. (a)	106

11,142	ServiceNow, Inc. (a)	1,984

668	Synopsys, Inc. (a)	56

479	VMware, Inc., Class – A	66

		34,804

	Specialty Retail — 1.34%

1,250	Advance Auto Parts, Inc.	197

22	AutoZone, Inc. (a)	18

7,995	Best Buy Co., Inc.	423

172	Burlington Stores, Inc. (a)	28

2,881	Dick’s Sporting Goods, Inc.	90

45,768	Floor & Decor Holdings, Inc., Class – A (a)	1,185

4,308	Foot Locker, Inc.	229

3,990	Gap, Inc.	103

4,022	L Brands, Inc.	103

88,861	Michaels Companies, Inc. The (a)	1,204

1,901	O’Reilly Automotive, Inc. (a)	655

14,122	The Home Depot, Inc.	2,427

620	Tiffany & Co.	50

1,459	Urban Outfitters, Inc. (a)	48

3,016	Williams-Sonoma, Inc.	152

		6,912

	Technology Hardware, Storage & Peripherals — 3.80%

92,478	Apple, Inc.	14,588

240,275	HP, Inc.	4,916

285	NetApp, Inc.	17

		19,521

	Textiles, Apparel & Luxury Goods — 0.33%

2,234	Michael Kors Holdings Ltd. (a)	85

741	PVH Corp.	69

8,085	Tapestry, Inc.	273

38,285	Under Armour, Inc., Class – C (a)	619

9,131	V.F. Corp.	651

		1,697

	Tobacco — 0.85%

36,600	Altria Group, Inc.	1,808

38,323	Philip Morris International, Inc.	2,558

		4,366

	Trading Companies & Distributors — 0.24%

10,024	Fastenal Co.	524

4,912	HD Supply Holdings, Inc. (a)	184

2,958	MSC Industrial Direct Co., Inc., Class – A	228

17	W.W. Grainger, Inc.	5

1,955	Watsco, Inc.	272

		1,213

	Transportation Infrastructure — 0.06%

8,961	Macquarie Infrastructure Corp.	328

	Water Utilities — 0.02%

1,178	American Water Works Co., Inc.	107

	Wireless Telecommunication Services — 0.50%

8,547	Sprint Nextel Corp. (a)	50

3,124	Telephone & Data Systems, Inc.	102

37,795	T-Mobile USA, Inc. (a)	2,404

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Wireless Telecommunication Services (continued)

200	U.S. Cellular Corp. (a)	$10

		2,566

	Total Common Stocks	502,684

	Investment Companies — 1.94%

540,839	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 2.20% (b)	541

478	Federated Treasury Obligations Fund, Institutional Shares, 2.25%^^ (b)	—

9,424,807	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (b)	9,425

	Total Investment Companies	9,966

Principal Amount (000)

	Repurchase Agreement — 0.00%

$1	Jefferies LLC, 3.10%, 1/2/19 (Purchased on 12/31/18, proceeds at maturity $722 collateralized by U.S. Treasury Obligations, 2.56% – 3.04%, 8/15/19 – 2/15/47 fair value $736)^^	1

	Total Repurchase Agreement	1

	Total Investments (cost $453,246) — 99.69%	512,651
	Other assets in excess of liabilities — 0.31%	1,590

	Net Assets — 100.00%	$514,241

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2018. The total value of securities on loan as of December 31, 2018, was $1 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2018.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2018.

ADR — American Depositary Receipt

As of December 31, 2018, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	47	3/15/19	$5,887	$259
E-Mini S&P Midcap 400 Future	13	3/15/19	2,161	59

			$8,048	$318

	Total Unrealized Appreciation			$318
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$318

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 87.73%

	Aerospace & Defense — 1.69%

1,040	AAR Corp.	$39

18,489	Arconic, Inc.	312

2,455	BWX Technologies, Inc.	94

2,308	Curtiss-Wright Corp.	236

716	Esterline Technologies Corp. (a)	87

9,528	General Dynamics Corp.	1,498

2,065	Harris Corp.	278

957	HEICO Corp.	74

744	HEICO Corp., Class – A	47

4,174	Hexcel Corp.	239

1,138	Huntington Ingalls Industries, Inc.	217

3,468	L3 Technologies, Inc.	602

5,510	Lockheed Martin Corp.	1,443

809	Moog, Inc., Class – A	63

4,331	Northrop Grumman Corp.	1,061

4,649	Raytheon Co.	713

2,801	Spirit Aerosystems Holdings, Inc., Class – A	202

2,059	Teledyne Technologies, Inc. (a)	426

9,733	Textron, Inc.	448

10,688	The Boeing Co.	3,446

980	TransDigm Group, Inc. (a)	333

2,055	Triumph Group, Inc.	24

35,518	United Technologies Corp.	3,781

		15,663

	Air Freight & Logistics — 0.28%

737	Atlas Air Worldwide Holdings, Inc. (a)	31

4,806	C.H. Robinson Worldwide, Inc.	404

5,885	Expeditors International of Washington, Inc.	401

2,403	FedEx Corp.	388

1,229	Hub Group, Inc., Class – A (a)	46

12,479	United Parcel Service, Inc., Class – B	1,216

1,213	XPO Logistics, Inc. (a)	69

		2,555

	Airlines — 0.45%

5,285	Alaska Air Group, Inc.	322

243	Allegiant Travel Co.	24

24,448	American Airlines Group, Inc.	785

1,378	Copa Holdings SA, Class – A	108

23,777	Delta Air Lines, Inc.	1,187

953	Hawaiian Holdings, Inc.	25

13,635	JetBlue Airways Corp. (a)	219

1,270	SkyWest, Inc.	56

10,683	Southwest Airlines Co.	497

455	Spirit Airlines, Inc. (a)	26

11,027	United Continental Holdings, Inc. (a)	923

		4,172

	Auto Components — 0.20%

6,800	Adient PLC	102

3,644	Aptiv PLC	224

9,256	BorgWarner, Inc.	321

4,626	Cooper Tire & Rubber Co.	150

427	Cooper-Standard Holding, Inc. (a)	27

4,519	Dana Holding Corp.	62

726	Dorman Products, Inc. (a)	65

Shares	Security Description	Value (000)

	Auto Components (continued)

1,145	Garrett Motion, Inc. (a)	$14

10,865	Gentex Corp.	220

11,582	Goodyear Tire & Rubber Co.	236

3,157	Lear Corp.	387

1,529	Tenneco, Inc.	42

1,311	Visteon Corp. (a)	79

		1,929

	Automobiles — 0.60%

247,756	Ford Motor Co.	1,895

84,282	General Motors Co.	2,819

9,530	Harley-Davidson, Inc.	325

1,315	Tesla Motors, Inc. (a)	438

1,300	Thor Industries, Inc.	68

		5,545

	Banks — 6.09%

7,259	Associated Banc-Corp.	144

401,078	Bank of America Corp.	9,882

1,792	Bank of Hawaii Corp.	121

5,096	Bank OZK	116

4,465	BankUnited, Inc.	134

33,928	BB&T Corp.	1,470

1,197	BOK Financial Corp.	88

6,554	CIT Group, Inc.	251

107,100	Citigroup, Inc.	5,575

20,725	Citizens Financial Group, Inc.	616

7,075	Comerica, Inc.	486

4,969	Commerce Bancshares, Inc.	280

2,770	Cullen/Frost Bankers, Inc.	244

5,825	East West Bancorp, Inc.	254

29,241	Fifth Third Bancorp	688

321	First Citizens BancShares, Inc., Class – A	121

5,044	First Hawaiian, Inc.	114

14,787	First Horizon National Corp.	195

8,083	First Republic Bank	702

13,847	FNB Corp.	136

638	Glacier BanCorp, Inc.	25

46,915	Huntington Bancshares, Inc.	559

145,027	JPMorgan Chase & Co.	14,157

45,342	KeyCorp	670

6,285	M&T Bank Corp.	900

5,357	PacWest Bancorp	178

16,484	People’s United Financial, Inc.	238

2,172	Pinnacle Financial Partners, Inc.	100

20,362	PNC Financial Services Group, Inc.	2,381

4,319	Popular, Inc.	204

2,853	Prosperity Bancshares, Inc.	178

47,963	Regions Financial Corp.	642

1,206	Signature Bank	124

10,240	Sterling Bancorp/DE	169

19,929	SunTrust Banks, Inc.	1,005

924	SVB Financial Group (a)	175

4,800	Synovus Financial Corp.	154

9,058	TCF Financial Corp.	177

1,029	Texas Capital Bancshares, Inc. (a)	53

66,663	U.S. Bancorp	3,046

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

10,098	Umpqua Holdings Corp.	$161

616	United Bankshares, Inc.	19

4,486	Webster Financial Corp.	221

186,067	Wells Fargo & Co.	8,573

2,269	Western Alliance Bancorp (a)	90

2,565	Wintrust Financial Corp.	171

8,300	Zions Bancorp	338

		56,325

	Beverages — 1.29%

482	Brown-Forman Corp., Class – A	23

6,547	Brown-Forman Corp., Class – B	312

1,965	Constellation Brands, Inc., Class – A	316

5,414	Keurig Dr Pepper, Inc.	139

7,422	Molson Coors Brewing Co., Class – B	417

4,758	Monster Beverage Corp. (a)	234

37,207	PepsiCo, Inc.	4,111

311	The Boston Beer Co., Inc., Class – A (a)	75

133,963	The Coca-Cola Co.	6,342

		11,969

	Biotechnology — 1.07%

21,110	AbbVie, Inc.	1,946

633	Agios Pharmaceuticals, Inc. (a)	29

3,304	Alexion Pharmaceuticals, Inc. (a)	322

1,508	Alkermes PLC (a)	45

1,213	Alnylam Pharmaceuticals, Inc. (a)	88

10,842	Amgen, Inc.	2,111

2,835	Biogen Idec, Inc. (a)	853

1,712	BioMarin Pharmaceutical, Inc. (a)	146

1,007	Bluebird Bio, Inc. (a)	100

6,813	Celgene Corp. (a)	437

1,160	Exact Sciences Corp. (a)	73

2,875	Exelixis, Inc. (a)	57

35,625	Gilead Sciences, Inc.	2,228

1,701	Incyte Corp. (a)	108

1,210	Ionis Pharmaceuticals, Inc. (a)	65

3,696	Myriad Genetics, Inc. (a)	107

864	Neurocrine Biosciences, Inc. (a)	62

773	Regeneron Pharmaceuticals, Inc. (a)	289

446	Sage Therapeutics, Inc. (a)	43

643	Sarepta Therapeutics, Inc. (a)	70

1,039	Seattle Genetics, Inc. (a)	59

363	Tesaro, Inc. (a)	27

2,603	United Therapeutics Corp. (a)	283

2,476	Vertex Pharmaceuticals, Inc. (a)	410

		9,958

	Building Products — 0.29%

2,474	A.O. Smith Corp.	106

1,424	Allegion PLC	114

1,498	Armstrong World Industries, Inc.	87

4,671	Fortune Brands Home & Security, Inc.	177

40,210	Johnson Controls International PLC	1,191

1,268	Lennox International, Inc.	278

8,488	Masco Corp.	248

Shares	Security Description	Value (000)

	Building Products (continued)

541	Masonite International Corp. (a)	$24

4,705	Owens Corning, Inc.	207

2,722	Resideo Technologies, Inc. (a)	56

1,103	Universal Forest Products, Inc.	29

4,116	USG Corp.	176

		2,693

	Capital Markets — 2.37%

2,745	Affiliated Managers Group, Inc.	267

5,329	Ameriprise Financial, Inc.	556

40,152	Bank of New York Mellon Corp.	1,890

11,121	BGC Partners, Inc., Class – A	57

5,347	BlackRock, Inc., Class – A	2,100

2,507	CBOE Holdings, Inc.	245

17,523	CME Group, Inc.	3,297

11,052	E*Trade Financial Corp.	485

1,136	Eaton Vance Corp.	40

396	Evercore Partners, Inc., Class – A	28

874	FactSet Research Systems, Inc.	175

1,745	Federated Investors, Inc., Class – B	46

17,380	Franklin Resources, Inc.	515

15,352	Goldman Sachs Group, Inc.	2,566

1,200	Interactive Brokers Group, Inc., Class – A	66

19,328	IntercontinentalExchange Group, Inc.	1,456

17,167	Invesco Ltd.	288

1,527	Lazard Ltd., Class – A	56

6,094	Legg Mason, Inc.	155

3,817	LPL Financial Holdings, Inc.	233

355	MarketAxess Holdings, Inc.	75

2,057	Moody’s Corp.	288

53,514	Morgan Stanley	2,123

561	Morningstar, Inc.	62

2,146	MSCI, Inc. Common	316

7,207	Northern Trust Corp.	602

4,352	Raymond James Financial, Inc.	324

4,431	S&P Global, Inc.	753

2,998	SEI Investments Co.	139

15,734	State Street Corp.	992

4,722	T. Rowe Price Group, Inc.	436

4,023	TD Ameritrade Holding Corp.	197

11,663	The Charles Schwab Corp.	484

6,217	The Nasdaq OMX Group, Inc.	507

470	Virtu Financial, Inc., Class – A	12

6,349	Waddell & Reed Financial, Inc., Class – A	115

		21,946

	Chemicals — 2.08%

10,565	Air Products & Chemicals, Inc.	1,691

4,634	Albemarle Corp.	357

3,059	Ashland Global Holdings, Inc.	217

7,297	Axalta Coating Systems Ltd. (a)	171

2,765	Cabot Corp.	119

3,517	Celanese Corp., Series A	316

15,455	CF Industries Holdings, Inc.	672

100,585	DowDuPont, Inc.	5,380

6,110	Eastman Chemical Co.	447

9,596	Ecolab, Inc.	1,414

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Chemicals (continued)

3,893	FMC Corp.	$288

9,090	Huntsman Corp.	175

768	Innophos Holdings, Inc.	19

410	Innospec, Inc.	25

3,620	International Flavors & Fragrances, Inc.	486

13,054	Linde PLC	2,038

21,287	LyondellBasell Industries N.V., Class – A	1,770

328	NewMarket Corp.	135

7,155	Olin Corp.	144

5,796	Platform Specialty Products Corp. (a)	60

1,549	PolyOne Corp.	44

11,500	PPG Industries, Inc.	1,176

6,860	RPM International, Inc.	403

779	Sensient Technologies Corp.	44

1,748	The Chemours Co.	49

30,243	The Mosaic Co.	883

1,647	The Scotts Miracle-Gro Co.	101

808	The Sherwin-Williams Co.	318

584	Trinseo SA	27

8,369	Valvoline, Inc.	162

1,652	W.R. Grace & Co.	107

511	Westlake Chemical Corp.	34

		19,272

	Commercial Services & Supplies — 0.42%

2,909	ABM Industries, Inc.	93

3,633	ADT, Inc.	22

541	Brady Corp., Class – A	24

2,265	Cintas Corp.	380

2,504	Clean Harbors, Inc. (a)	124

7,482	Copart, Inc. (a)	357

3,020	Covanta Holding Corp.	41

742	Deluxe Corp.	29

1,507	Healthcare Services Group, Inc.	61

1,326	Herman Miller, Inc.	40

810	HNI Corp.	29

4,233	KAR Auction Services, Inc.	202

291	MSA Safety, Inc.	27

13,523	Pitney Bowes, Inc.	80

1,442	Quad Graphics, Inc.	18

11,704	Republic Services, Inc., Class – A	844

3,684	Rollins, Inc.	133

4,524	Steelcase, Inc., Class – A	67

4,640	Stericycle, Inc. (a)	170

349	Tetra Tech, Inc.	18

1,763	Waste Connections, Inc.	131

11,021	Waste Management, Inc.	980

		3,870

	Communications Equipment — 1.37%

552	Arista Networks, Inc. (a)	116

8,391	Arris International PLC (a)	257

842	Ciena Corp. (a)	29

221,344	Cisco Systems, Inc.	9,590

7,924	Commscope Holding, Inc. (a)	130

2,164	EchoStar Corp., Class – A (a)	79

Shares	Security Description	Value (000)

	Communications Equipment (continued)

1,837	F5 Networks, Inc. (a)	$298

20,150	Juniper Networks, Inc.	542

11,772	Motorola Solutions, Inc.	1,354

550	NETGEAR, Inc. (a)	29

869	Palo Alto Networks, Inc. (a)	164

1,134	Plantronics, Inc.	38

303	Ubiquiti Networks, Inc.	30

		12,656

	Construction & Engineering — 0.17%

7,583	AECOM Technology Corp. (a)	201

2,182	Arcosa, Inc. (a)	60

425	Comfort Systems USA, Inc.	19

10,523	Fluor Corp.	339

8,458	Jacobs Engineering Group, Inc.	495

6,616	KBR, Inc.	100

7,376	Quanta Services, Inc.	222

1,757	Tutor Perini Corp. (a)	28

949	Valmont Industries, Inc.	105

		1,569

	Construction Materials — 0.04%

633	Eagle Materials, Inc., Class – A	39

786	Martin Marietta Materials, Inc.	135

1,544	Vulcan Materials Co.	152

		326

	Consumer Finance — 0.64%

28,998	Ally Financial, Inc.	657

17,999	American Express Co.	1,716

21,225	Capital One Financial Corp.	1,604

222	Credit Acceptance Corp. (a)	85

10,973	Discover Financial Services	647

821	Firstcash, Inc.	59

20,490	Navient Corp.	181

3,173	OneMain Holdings, Inc. (a)	77

1,073	PRA Group, Inc. (a)	26

7,279	Santander Consumer USA Holdings, Inc.	128

21,764	SLM Corp. (a)	181

23,509	Synchrony Financial	552

276	World Acceptance Corp. (a)	28

		5,941

	Containers & Packaging — 0.46%

4,242	AptarGroup, Inc.	399

807	Ardagh Group SA	9

1,682	Avery Dennison Corp.	151

17,380	Ball Corp.	798

7,434	Bemis Company, Inc.	341

3,303	Berry Plastics Group, Inc. (a)	157

2,898	Crown Holdings, Inc. (a)	120

15,659	Graphic Packaging Holding Co.	167

16,497	International Paper Co.	666

9,049	Owens-Illinois, Inc. (a)	156

2,204	Packaging Corporation of America	184

6,429	Sealed Air Corp.	224

4,642	Silgan Holdings	110

7,369	Sonoco Products Co.	392

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Containers & Packaging (continued)

10,902	WestRock Co.	$412

		4,286

	Distributors — 0.14%

1,773	Core-Mark Holding Co., Inc.	41

8,115	Genuine Parts Co.	780

12,366	LKQ Corp. (a)	293

1,099	Pool Corp.	163

		1,277

	Diversified Consumer Services — 0.15%

2,257	Adtalem Global Education, Inc. (a)	107

1,548	Bright Horizons Family Solutions, Inc. (a)	173

1,046	Frontdoor, Inc. (a)	28

294	Graham Holdings Co.	188

742	Grand Canyon Education, Inc. (a)	71

13,806	H&R Block, Inc.	350

3,068	Houghton Mifflin Harcourt Co. (a)	27

1,181	Regis Corp. (a)	20

6,824	Service Corporation International	275

3,304	ServiceMaster Global Holdings, Inc. (a)	121

728	Sotheby’s (a)	29

979	Weight Watchers International, Inc. (a)	38

		1,427

	Diversified Financial Services — 2.00%

8,936	AXA Equitable Holdings, Inc.	149

86,421	Berkshire Hathaway, Inc., Class – B (a)	17,645

12,998	Jefferies Financial Group, Inc.	226

11,220	Voya Financial, Inc.	450

		18,470

	Diversified Telecommunication Services — 2.76%

367,305	AT&T, Inc.	10,483

76,406	CenturyLink, Inc.	1,158

246,431	Verizon Communications, Inc.	13,853

1,952	Zayo Group Holdings, Inc. (a)	45

		25,539

	Electric Utilities — 2.47%

341	ALLETE, Inc.	26

11,465	Alliant Energy Corp.	484

23,927	American Electric Power, Inc.	1,788

2,450	Avangrid, Inc.	123

34,826	Duke Energy Corp.	3,006

14,028	Edison International	796

10,843	Entergy Corp.	933

11,656	Evergy, Inc.	662

15,392	Eversource Energy	1,001

60,364	Exelon Corp.	2,722

26,788	FirstEnergy Corp.	1,006

6,814	Hawaiian Electric Industries, Inc.	250

292	IDACORP, Inc.	27

23,348	NextEra Energy, Inc.	4,059

9,700	OGE Energy Corp.	380

23,078	PG&E Corp. (a)	548

5,287	Pinnacle West Capital Corp.	450

590	PNM Resources, Inc.	24

Shares	Security Description	Value (000)

	Electric Utilities (continued)

567	Portland General Electric Co.	$26

38,928	PPL Corp.	1,103

50,178	The Southern Co.	2,204

24,733	Xcel Energy, Inc.	1,219

		22,837

	Electrical Equipment — 0.47%

1,674	Acuity Brands, Inc.	192

8,342	AMETEK, Inc.	565

19,001	Eaton Corp. PLC	1,305

19,364	Emerson Electric Co.	1,157

254	EnerSys	20

1,693	Generac Holdings, Inc. (a)	84

2,730	GrafTech International Ltd.	31

1,386	Hubbell, Inc.	138

6,925	nVent Electric PLC	156

1,874	Regal-Beloit Corp.	131

1,891	Rockwell Automation, Inc.	285

4,197	Sensata Technologies Holding PLC (a)	188

		4,252

	Electronic Equipment, Instruments & Components — 0.63%

2,863	Amphenol Corp., Class – A	232

744	Anixter International, Inc. (a)	40

5,647	Arrow Electronics, Inc. (a)	389

9,808	Avnet, Inc.	354

2,137	Benchmark Electronics, Inc.	45

3,820	CDW Corporation of Delaware	310

1,603	Cognex Corp.	62

455	Coherent, Inc. (a)	48

60,131	Corning, Inc.	1,816

3,730	Dolby Laboratories, Inc., Class – A	231

7,181	FLIR Systems, Inc.	313

1,091	Insight Enterprises, Inc. (a)	44

349	IPG Photonics Corp. (a)	40

10,630	Jabil Circuit, Inc.	264

9,549	Keysight Technologies, Inc. (a)	592

363	Littelfuse, Inc.	62

2,748	National Instruments Corp.	125

853	Plexus Corp. (a)	44

1,942	Sanmina Corp. (a)	47

718	ScanSource, Inc. (a)	25

344	SYNNEX Corp.	28

1,466	Tech Data Corp. (a)	120

11,143	Trimble Navigation Ltd. (a)	367

4,780	Vishay Intertechnology, Inc.	86

893	Zebra Technologies Corp., Class – A (a)	142

		5,826

	Energy Equipment & Services — 0.54%

3,155	Apergy Corp. (a)	85

3,457	Archrock, Inc. Com	26

22,398	Baker Hughes, Inc.	482

2,945	Diamond Offshore Drilling, Inc. (a)	28

2,242	Dril-Quip, Inc. (a)	67

8,474	Halliburton Co.	225

7,699	Helix Energy Solutions Group, Inc. (a)	42

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Energy Equipment & Services (continued)

5,732	Helmerich & Payne, Inc.	$275

2,828	McDermott International, Inc. (a)	18

24,764	Nabors Industries Ltd.	50

29,330	National Oilwell Varco, Inc.	754

5,820	Oceaneering International, Inc. (a)	70

2,747	Oil States International, Inc. (a)	39

12,074	Patterson-UTI Energy, Inc.	125

10,049	Rowan Cos. PLC, Class – A (a)	84

1,631	RPC, Inc.	16

60,843	Schlumberger Ltd.	2,196

499	SEACOR Holdings, Inc. (a)	18

8,265	Superior Energy Services, Inc. (a)	28

31,168	Transocean Ltd. (a)	216

1,605	Unit Corp. (a)	23

33,811	Weatherford International PLC (a)	19

		4,886

	Entertainment — 1.51%

7,310	Activision Blizzard, Inc.	340

7,102	Cinemark Holdings, Inc.	254

3,156	Electronic Arts, Inc. (a)	249

949	Liberty Media Group, Class – A (a)	28

8,470	Liberty Media Group, Class – C (a)	260

2,372	Lions Gate Entertainment Corp., Class – A	38

4,754	Lions Gate Entertainment Corp., Class – B	71

2,200	Live Nation Entertainment, Inc. (a)	108

6,079	Netflix, Inc. (a)	1,627

2,685	Take-Two Interactive Software, Inc. (a)	276

1,043	The Madison Square Garden Co., Class – A (a)	279

42,484	The Walt Disney Co.	4,659

76,137	Twenty-First Century Fox, Inc.	3,665

21,301	Twenty-First Century Fox, Inc., Class – B	1,018

389	Viacom, Inc., Class – A	11

36,944	Viacom, Inc., Class – B	949

32,507	Zynga, Inc. (a)	128

		13,960

	Equity Real Estate Investment Trusts — 4.00%

1,723	Acadia Realty Trust	41

5,176	Alexandria Real Estate Equities, Inc.	596

8,898	American Campus Communities, Inc.	368

13,823	American Homes 4 Rent, Class – A	274

7,245	American Tower Corp.	1,146

9,614	Apartment Investment & Management Co., Class – A	422

14,987	Apple Hospitality REIT, Inc.	214

7,425	AvalonBay Communities, Inc.	1,292

7,739	Boston Properties, Inc.	871

11,161	Brandywine Realty Trust	144

20,135	Brixmor Property Group, Inc.	296

6,497	Brookfield Property REIT, Inc., Class – A	105

4,972	Camden Property Trust	438

13,902	CBL & Associates Properties, Inc.	27

20,080	Colony Capital, Inc.	94

9,349	Columbia Property Trust, Inc.	181

3,808	CoreCivic, Inc.	68

Shares	Security Description	Value (000)

	Equity Real Estate Investment Trusts (continued)

360	Coresite Realty Corp.	$31

6,359	Corporate Office Properties Trust	134

10,710	Crown Castle International Corp.	1,163

11,459	CubeSmart	329

5,307	CyrusOne, Inc.	281

9,701	Digital Realty Trust, Inc.	1,034

8,585	Douglas Emmett, Inc.	293

21,617	Duke Realty Corp.	560

5,885	Empire State Realty Trust, Inc., Class – A	84

4,516	EPR Properties	289

918	Equinix, Inc.	324

8,500	Equity Commonwealth	255

1,802	Equity Lifestyle Properties, Inc.	175

22,251	Equity Residential	1,468

3,538	Essex Property Trust, Inc.	868

3,580	Extra Space Storage, Inc.	324

4,382	Federal Realty Investment Trust	517

860	First Industrial Realty Trust, Inc.	25

8,506	Gaming & Leisure Properties, Inc.	275

27,631	HCP, Inc.	772

1,513	Healthcare Realty Trust, Inc.	43

10,454	Healthcare Trust of America, Inc., Class – A	265

5,931	Highwoods Properties, Inc.	229

10,085	Hospitality Properties Trust	241

34,661	Host Hotels & Resorts, Inc.	578

7,576	Hudson Pacific Property, Inc.	220

873	Industrial Logistics Property Trust	17

12,853	Invitation Homes, Inc.	258

15,172	Iron Mountain, Inc.	492

4,416	JBG SMITH Properties	154

5,160	Kilroy Realty Corp.	324

22,199	Kimco Realty Corp.	325

2,784	Kite Realty Group Trust	39

3,669	Lamar Advertising Co., Class – A	254

5,024	Lexington Realty Trust	41

8,488	Liberty Property Trust	355

2,820	Life Storage, Inc.	262

2,289	Mack-Cali Realty Corp.	45

22,231	Medical Properties Trust, Inc.	357

6,266	Mid-America Apartment Communities, Inc.	600

358	National Health Investors, Inc.	27

9,759	National Retail Properties, Inc.	473

12,562	OMEGA Healthcare Investors, Inc.	442

10,554	Outfront Media, Inc.	191

13,077	Paramount Group, Inc.	164

9,979	Parks Hotels & Resorts, Inc.	259

1,509	Physicians Realty Trust	24

4,377	Piedmont Office Realty Trust, Inc., Class – A	75

29,898	Prologis, Inc.	1,755

470	PS Business Parks, Inc.	62

3,144	Public Storage	636

8,401	Rayonier, Inc.	233

15,646	Realty Income Corp.	986

7,729	Regency Centers Corp.	454

1,583	Retail Opportunity Investments Corp.	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

17,244	Retail Properties of America, Inc., Class – A	$187

548	Retail Value, Inc.	14

991	Ryman Hospitality Properties, Inc.	66

2,487	Sabra Healthcare REIT, Inc.	41

1,346	SBA Communications Corp. (a)	218

5,081	Select Income REIT	37

18,855	Senior Housing Properties Trust	221

7,939	Simon Property Group, Inc.	1,334

14,222	SITE Centers Corp.	157

4,437	SL Green Realty Corp.	351

6,413	Spirit Realty Capital, Inc.	226

11,354	Store Capital Corp.	321

4,679	Sun Communities, Inc.	476

2,241	Tanger Factory Outlet Centers, Inc.	45

1,545	Taubman Centers, Inc.	70

8,374	The Macerich Co.	362

15,798	UDR, Inc.	626

8,169	Uniti Group, Inc.	127

19,945	Ventas, Inc.	1,169

55,220	VEREIT, Inc.	395

17,885	VICI Properties, Inc.	336

8,336	Vornado Realty Trust	517

9,626	Washington Prime Group, Inc.	47

1,158	Washington Real Estate Investment Trust	27

6,961	Weingarten Realty Investors	173

21,091	Welltower, Inc.	1,464

34,379	Weyerhaeuser Co.	752

8,319	WP Carey, Inc.	544

2,435	Xenia Hotels & Resorts, Inc.	42

		37,028

	Food & Staples Retailing — 2.06%

3,105	Casey’s General Stores, Inc.	398

12,030	Costco Wholesale Corp.	2,451

2,453	Performance Food Group Co. (a)	79

4,985	Sprouts Farmers Market, Inc. (a)	117

15,443	Sysco Corp.	968

79,254	The Kroger Co.	2,179

2,792	United Natural Foods, Inc. (a)	30

12,459	US Foods Holding Corp. (a)	394

39,531	Walgreens Boots Alliance, Inc.	2,701

104,513	Wal-Mart Stores, Inc.	9,735

562	Weis Markets, Inc.	27

		19,079

	Food Products — 1.58%

43,904	Archer-Daniels-Midland Co.	1,799

937	B&G Foods, Inc., Class – A	27

14,195	Bunge Ltd.	759

1,836	Cal-Maine Foods, Inc.	78

5,808	Campbell Soup Co.	192

23,416	ConAgra Foods, Inc.	500

2,120	Darling Ingredients, Inc. (a)	41

14,202	Flowers Foods, Inc.	262

912	Fresh Del Monte Produce, Inc.	26

34,597	General Mills, Inc.	1,347

Shares	Security Description	Value (000)

	Food Products (continued)

3,257	Hershey Co.	$349

15,864	Hormel Foods Corp.	677

3,565	Ingredion, Inc.	326

187	J&J Snack Foods Corp.	27

9,697	Kellogg Co.	553

8,878	Lamb Weston Holding, Inc.	653

459	Lancaster Colony Corp.	81

6,868	McCormick & Company, Inc.	956

70,224	Mondelez International, Inc., Class – A	2,811

2,773	Pilgrim’s Pride Corp. (a)	43

2,158	Post Holdings, Inc. (a)	192

1,415	Sanderson Farms, Inc.	140

10	Seaboard Corp.	35

4,167	The Hain Celestial Group, Inc. (a)	66

5,825	The J.M. Smucker Co.	545

26,206	The Kraft Heinz Co.	1,128

4,058	TreeHouse Foods, Inc. (a)	206

15,536	Tyson Foods, Inc., Class – A	830

		14,649

	Gas Utilities — 0.14%

5,376	Atmos Energy Corp.	498

3,480	National Fuel Gas Co.	178

560	New Jersey Resources Corp.	26

327	One Gas, Inc.	26

323	Southwest Gas Corp.	25

541	Spire, Inc.	40

8,704	UGI Corp.	464

		1,257

	Health Care Equipment & Supplies — 3.04%

83,641	Abbott Laboratories	6,049

414	Abiomed, Inc. (a)	135

769	Align Technology, Inc. (a)	161

24,867	Baxter International, Inc.	1,637

12,974	Becton, Dickinson & Co.	2,923

30,688	Boston Scientific Corp. (a)	1,085

364	Cantel Medical Corp.	27

32,559	Danaher Corp.	3,357

10,040	Dentsply Sirona, Inc.	374

847	Dexcom, Inc. (a)	101

3,088	Edwards Lifesciences Corp. (a)	473

1,818	Hill-Rom Holdings, Inc.	161

11,815	Hologic, Inc. (a)	486

154	ICU Medical, Inc. (a)	35

833	IDEXX Laboratories, Inc. (a)	155

573	Insulet Corp. (a)	45

1,203	Integra LifeSciences Holdings Corp. (a)	54

1,864	Intuitive Surgical, Inc. (a)	893

1,136	Masimo Corp. (a)	122

59,276	Medtronic PLC	5,391

302	Penumbra, Inc. (a)	37

4,750	ResMed, Inc.	541

3,604	Steris PLC	385

5,906	Stryker Corp.	926

1,989	Teleflex, Inc.	514

2,580	The Cooper Companies, Inc.	657

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

1,132	Varian Medical Systems, Inc. (a)	$128

3,113	West Pharmaceutical Services, Inc.	305

8,850	Zimmer Holdings, Inc.	918

		28,075

	Health Care Providers & Services — 2.85%

3,565	Acadia Healthcare Company, Inc. (a)	92

2,351	AmerisourceBergen Corp.	175

16,729	Anthem, Inc.	4,394

5,695	Brookdale Senior Living, Inc. (a)	38

20,120	Cardinal Health, Inc.	897

3,855	Centene Corp. (a)	444

722	Chemed Corp.	205

18,439	Cigna Corp.	3,502

94,564	CVS Caremark Corp.	6,195

5,208	DaVita Healthcare Partners, Inc. (a)	268

2,487	Encompass Health Corp.	153

9,627	HCA Holdings, Inc.	1,198

8,057	Henry Schein, Inc. (a)	633

3,568	Humana, Inc.	1,022

4,780	Laboratory Corporation of America Holdings (a)	604

1,159	Magellan Health Services, Inc. (a)	66

8,895	McKesson Corp.	983

6,468	MEDNAX, Inc. (a)	213

1,258	Molina Heathcare, Inc. (a)	146

4,279	Owens & Minor, Inc.	27

1,358	Patterson Companies, Inc.	27

2,760	Premier, Inc., Class – A (a)	103

7,761	Quest Diagnostics, Inc.	646

2,776	Select Medical Holdings Corp. (a)	43

6,452	Tenet Healthcare Corp. (a)	111

14,072	UnitedHealth Group, Inc.	3,506

4,160	Universal Health Services, Inc., Class – B	485

933	WellCare Health Plans, Inc. (a)	220

		26,396

	Health Care Technology — 0.07%

393	athenahealth, Inc. (a)	52

9,187	Cerner Corp. (a)	482

1,164	Veeva Systems, Inc. (a)	104

		638

	Hotels, Restaurants & Leisure — 1.98%

12,913	Aramark	374

1,608	Bloomin’ Brands, Inc.	29

7,257	Brinker International, Inc.	319

25,200	Caesars Entertainment Corp. (a)	171

17,386	Carnival Corp., Class – A	858

704	Chipotle Mexican Grill, Inc. (a)	304

700	Choice Hotels International, Inc.	50

183	Churchill Downs, Inc.	45

973	Cracker Barrel Old Country Store, Inc.	156

5,217	Darden Restaurants, Inc.	521

1,512	DineEquity, Inc.	102

1,455	Domino’s Pizza, Inc.	361

2,494	Dunkin’ Brands Group, Inc.	160

7,223	Extended Stay America, Inc.	112

Shares	Security Description	Value (000)

	Hotels, Restaurants & Leisure (continued)

995	Hilton Grand Vacations (a)	$26

2,708	Hilton Worldwide Holdings, Inc.	194

1,941	Hyatt Hotels Corp., Class – A	131

4,130	International Game Technology PLC	60

1,092	Jack in the Box, Inc.	85

10,775	Las Vegas Sands Corp.	561

3,049	Marriott International, Inc., Class – A	331

374	Marriott Vacations Worldwide Corp.	26

39,717	McDonald’s Corp.	7,052

20,481	MGM Resorts International	497

9,357	Norwegian Cruise Line Holdings Ltd. (a)	397

7,221	Royal Caribbean Cruises Ltd.	706

5,788	SeaWorld Entertainment, Inc. (a)	128

3,100	Six Flags Entertainment Corp.	172

24,417	Starbucks Corp.	1,572

1,004	Texas Roadhouse, Inc., Class – A	60

3,784	The Cheesecake Factory, Inc.	165

15,698	The Wendy’s Co.	245

923	Vail Resorts, Inc.	195

962	Wyndham Hotels & Resorts, Inc.	44

2,882	Wyndham Worldwide Corp.	103

1,105	Wynn Resorts Ltd.	109

14,665	Yum China Holdings, Inc.	492

15,086	YUM! Brands, Inc.	1,387

		18,300

	Household Durables — 0.31%

8,106	D.R. Horton, Inc.	281

4,903	Garmin Ltd.	310

190	Helen of Troy Ltd. (a)	25

1,693	La-Z-Boy, Inc.	47

8,366	Leggett & Platt, Inc.	300

7,176	Lennar Corp., Class – A	281

318	Lennar Corp., Class – B	10

1,505	MDC Holdings, Inc.	42

496	Meritage Homes Corp. (a)	18

2,641	Mohawk Industries, Inc. (a)	309

19,409	Newell Rubbermaid, Inc.	361

79	NVR, Inc. (a)	193

8,420	PulteGroup, Inc.	219

855	Tempur Sealy International, Inc. (a)	35

3,705	Toll Brothers, Inc.	122

1,300	Tupperware Brands Corp.	41

2,894	Whirlpool Corp.	309

		2,903

	Household Products — 1.77%

7,853	Church & Dwight Co., Inc.	516

40,644	Colgate-Palmolive Co.	2,419

1,328	Energizer Holdings, Inc.	60

8,243	Kimberly-Clark Corp.	939

1,060	Spectrum Brands Holdings, Inc.	45

3,504	The Clorox Co.	540

129,195	The Procter & Gamble Co.	11,876

		16,395

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Independent Power and Renewable Electricity Producers — 0.22%

15,093	NRG Energy, Inc., Class – C	$598

57,475	The AES Corp.	831

25,427	Vistra Energy Corp. (a)	582

		2,011

	Industrial Conglomerates — 1.04%

15,002	3M Co.	2,858

2,547	Carlisle Companies, Inc.	256

417,094	General Electric Co.	3,158

16,911	Honeywell International, Inc.	2,234

4,247	Roper Industries, Inc.	1,132

		9,638

	Insurance — 3.22%

44,980	Aflac, Inc.	2,049

818	Alleghany Corp.	510

19,895	Allstate Corp.	1,644

2,593	Ambac Financial Group, Inc. (a)	45

1,047	American Equity Investment Life Holding Co.	29

3,791	American Financial Group, Inc.	343

63,308	American International Group, Inc.	2,496

283	American National Insurance Co.	36

2,368	Aon PLC	344

14,504	Arch Capital Group Ltd. (a)	387

9,708	Arthur J. Gallagher & Co.	715

2,463	Aspen Insurance Holdings Ltd.	103

3,521	Assurant, Inc.	315

4,721	Assured Guaranty Ltd.	181

6,685	Athene Holding Ltd. (a)	266

3,266	AXIS Capital Holdings Ltd.	169

5,878	Brighthouse Financial, Inc. (a)	179

13,537	Brown & Brown, Inc.	373

23,112	Chubb Ltd.	2,986

8,941	Cincinnati Financial Corp.	692

1,268	CNA Financial Corp.	56

3,109	CNO Financial Group, Inc.	46

621	Erie Indemnity Co., Class – A	83

1,278	Everest Re Group Ltd.	278

6,724	First American Financial Corp.	300

12,796	FNF Group	402

21,244	Genworth Financial, Inc., Class – A (a)	99

2,855	Hanover Insurance Group, Inc.	333

15,807	Hartford Financial Services Group, Inc.	703

1,601	Kemper Corp.	106

9,381	Lincoln National Corp.	481

17,516	Loews Corp.	797

605	Markel Corp. (a)	628

21,652	Marsh & McLennan Companies, Inc.	1,727

4,878	MBIA, Inc. (a)	44

2,682	Mercury General Corp.	139

37,037	MetLife, Inc.	1,521

1,089	National General Holdings Corp.	26

15,168	Old Republic International Corp.	312

272	Primerica, Inc.	27

12,076	Principal Financial Group, Inc.	533

Shares	Security Description	Value (000)

	Insurance (continued)

1,194	ProAssurance Corp.	$48

18,030	Prudential Financial, Inc.	1,470

2,750	Reinsurance Group of America	386

1,592	RenaissanceRe Holdings Ltd.	213

422	Selective Insurance Group, Inc.	26

647	Stewart Information Services Corp.	27

12,492	The Progressive Corp.	754

19,944	The Travelers Companies, Inc.	2,389

4,546	Torchmark Corp.	339

8,998	Unum Group	264

5,292	W.R. Berkley Corp.	391

206	White Mountains Insurance Group Ltd.	177

5,743	Willis Towers Watson PLC	872

		29,859

	Interactive Media & Services — 1.08%

2,916	Alphabet, Inc., Class – A (a)	3,047

2,972	Alphabet, Inc., Class – C (a)	3,078

1,299	Cars.com, Inc. (a)	28

23,212	Facebook, Inc., Class – A (a)	3,043

1,185	Interactive Corp. (a)	217

494	Match Group, Inc.	21

1,728	TripAdvisor, Inc. (a)	93

11,112	Twitter, Inc. (a)	319

1,036	Zillow Group, Inc., Class – A (a)	33

2,244	Zillow Group, Inc., Class – C (a)	71

		9,950

	Internet & Direct Marketing Retail — 1.17%

5,488	Amazon.com, Inc. (a)	8,243

486	Booking Holdings, Inc. (a)	837

37,921	eBay, Inc. (a)	1,064

1,169	Expedia, Inc.	132

875	GrubHub, Inc. (a)	67

22,851	Qurate Retail, Inc. (a)	446

554	Wayfair, Inc., Class – A (a)	50

		10,839

	IT Services — 2.91%

11,816	Accenture PLC, Class – A	1,666

2,938	Akamai Technologies, Inc. (a)	179

725	Alliance Data Systems Corp.	109

7,459	Amdocs Ltd.	437

6,360	Automatic Data Processing, Inc.	834

1,377	Black Knight, Inc. (a)	62

7,886	Booz Allen Hamilton Holding Corp.	355

3,094	Broadridge Financial Solutions, Inc.	298

818	CACI International, Inc., Class – A (a)	118

7,738	Cognizant Technology Solutions Corp.	491

15,946	Conduent, Inc. (a)	170

1,825	CoreLogic, Inc. (a)	61

12,428	DXC Technology Co.	661

848	EPAM Systems, Inc. (a)	98

1,517	Euronet Worldwide, Inc. (a)	155

15,140	Fidelity National Information Services, Inc.	1,553

7,921	First Data Corp. (a)	134

8,005	Fiserv, Inc. (a)	588

851	FleetCor Technologies, Inc. (a)	158

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

1,811	Gartner Group, Inc. (a)	$232

7,676	Genpact Ltd.	207

2,614	Global Payments, Inc.	270

1,553	GoDaddy, Inc., Class – A (a)	102

49,442	International Business Machines Corp.	5,620

2,615	Jack Henry & Associates, Inc.	331

6,117	Leidos Holdings, Inc.	322

812	ManTech International Corp., Class – A	42

16,022	MasterCard, Inc., Class – A	3,023

842	Okta, Inc. (a)	54

7,397	Paychex, Inc.	482

17,069	PayPal Holdings, Inc. (a)	1,435

6,080	Sabre Corp.	132

669	Science Applications International Corp.	43

2,775	Square, Inc., Class – A (a)	156

101	Switch, Inc., Class – A	1

730	Sykes Enterprises, Inc. (a)	18

4,268	Teradata Corp. (a)	164

3,473	Total System Services, Inc.	282

694	Twilio, Inc., Class – A (a)	62

2,417	VeriSign, Inc. (a)	358

28,884	Visa, Inc., Class – A	3,811

23,117	Western Union Co.	394

696	WEX, Inc. (a)	97

14,548	Worldpay, Inc., Class – A (a)	1,112

		26,877

	Leisure Products — 0.08%

3,301	Brunswick Corp.	153

2,670	Hasbro, Inc.	217

23,537	Mattel, Inc. (a)	236

591	Polaris Industries, Inc.	45

845	Sturm, Ruger & Co., Inc.	45

2,476	Vista Outdoor, Inc. (a)	28

		724

	Life Sciences Tools & Services — 0.95%

13,842	Agilent Technologies, Inc.	934

1,303	Bio-Rad Laboratories, Inc., Class – A (a)	303

636	Bio-Techne Corp.	92

3,880	Bruker Biosciences Corp.	116

1,207	Charles River Laboratories International, Inc. (a)	137

2,501	Illumina, Inc. (a)	750

8,229	IQVIA Holdings, Inc. (a)	956

404	Mettler-Toledo International, Inc. (a)	228

5,695	PerkinElmer, Inc.	447

553	PRA Health Sciences, Inc. (a)	51

9,916	Qiagen N.V. (a)	342

18,817	Thermo Electron Corp.	4,210

1,060	Waters Corp. (a)	200

		8,766

	Machinery — 1.36%

1,748	Actuant Corp., Class – A	37

4,280	AGCO Corp.	238

4,020	Allison Transmission Holdings, Inc.	177

1,949	Briggs & Stratton Corp.	25

Shares	Security Description	Value (000)

	Machinery (continued)

7,234	Caterpillar, Inc.	$919

3,958	Colfax Corp. (a)	83

2,687	Crane Co.	194

6,615	Cummins, Inc.	884

7,848	Deere & Co.	1,172

3,851	Donaldson Company, Inc.	167

6,535	Dover Corp.	464

7,321	Flowserve Corp.	278

6,139	Fortive Corp.	415

4,424	Gardner Denver Holdings, Inc. (a)	90

1,544	Gates Industrial Corp. PLC (a)	20

2,642	Graco, Inc.	111

1,391	Hillenbrand, Inc.	53

1,403	IDEX Corp.	177

5,632	Illinois Tool Works, Inc.	714

7,592	Ingersoll-Rand PLC	692

5,182	ITT, Inc.	250

1,903	Lincoln Electric Holdings, Inc.	150

1,167	Mueller Industries, Inc.	27

1,124	Nordson, Inc.	134

3,176	Oshkosh Corp.	195

15,141	PACCAR, Inc.	865

5,841	Parker Hannifin Corp.	871

6,878	Pentair PLC	260

2,598	Snap-on, Inc.	377

619	SPX FLOW, Inc. (a)	19

6,746	Stanley Black & Decker, Inc.	808

5,738	Terex Corp.	158

1,946	The Greenbrier Companies, Inc.	77

1,228	The Middleby Corp. (a)	126

5,102	The Timken Co.	190

3,024	The Toro Co.	169

8,739	Trinity Industries, Inc.	180

2,240	Wabash National Corp.	29

1,201	WABCO Holdings, Inc. (a)	129

3,424	Wabtec Corp.	241

1,223	Welbilt, Inc. (a)	14

6,646	Xylem, Inc.	443

		12,622

	Marine — 0.02%

2,839	Kirby Corp. (a)	191

558	Matson, Inc.	18

		209

	Media — 1.39%

896	AMC Networks, Inc. (a)	49

141	Cable One, Inc.	116

9,862	CBS Corp., Class – B	431

3,460	Charter Communications, Inc., Class – A (a)	986

200,080	Comcast Corp., Class – A	6,813

11,337	Discovery Communications, Inc., Class – A (a)	280

15,408	Discovery Communications, Inc., Class – C (a)	356

9,766	Dish Network Corp. (a)	244

7,063	Gannett Company, Inc.	60

4,267	GCI Liberty, Inc., Class – A (a)	176

1,906	John Wiley & Sons, Inc., Class – A	90

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Media (continued)

1,166	Liberty Broadband, Class – A (a)	$84

4,825	Liberty Broadband, Class – C (a)	348

3,639	Liberty SiriusXM Group, Class – A (a)	134

15,480	Liberty SiriusXM Group, Class – C (a)	572

2,076	New Media Investment Group, Inc.	24

5,404	News Corp., Inc.	62

24,335	News Corp., Inc., Class – A	276

9,097	Omnicom Group, Inc.	666

615	Scholastic Corp.	25

928	Sinclair Broadcast Group, Inc., Class – A	24

24,065	Sirius XM Holdings, Inc.	137

4,256	TEGNA, Inc.	46

23,438	The Interpublic Group of Companies, Inc.	484

1,096	The New York Times Co., Class – A	24

7,931	Tribune Media Co., Class – A	360

		12,867

	Metals & Mining — 0.43%

13,070	Alcoa Corp. (a)	347

3,503	Allegheny Technologies, Inc. (a)	76

1,219	Carpenter Technology Corp.	43

15,141	Cleveland- Cliffs, Inc. (a)	116

4,612	Commercial Metals Co.	74

1,043	Compass Minerals International, Inc.	43

69,137	Freeport-McMoRan Copper & Gold, Inc.	714

704	Kaiser Aluminum Corp.	63

584	Materion Corp.	26

23,525	Newmont Mining Corp.	816

13,639	Nucor Corp.	707

4,242	Reliance Steel & Aluminum Co.	302

1,918	Royal Gold, Inc.	164

1,595	Schnitzer Steel Industries, Inc., Class – A	34

820	Southern Copper Corp.	25

8,565	Steel Dynamics, Inc.	257

7,557	United States Steel Corp.	138

1,060	Worthington Industries, Inc.	37

		3,982

	Mortgage Real Estate Investment Trusts — 0.31%

27,168	AGNC Investment Corp.	477

68,815	Annaly Capital Management, Inc.	676

2,383	Apollo Commercial Real Estate Finance, Inc.	40

2,366	Blackstone Mortgage Trust, Inc.	75

3,970	Capstead Mortgage Corp.	26

14,011	Chimera Investment Corp.	250

4,834	Invesco Mortgage Capital, Inc.	70

2,624	Ladder Capital Corp.	41

29,385	MFA Financial, Inc.	196

24,471	New Residential Investment Corp.	348

2,170	Pennymac Mortgage Investment Trust	40

3,103	Redwood Trust, Inc.	47

18,329	Starwood Property Trust, Inc.	361

20,744	Two Harbors Investment Corp.	266

		2,913

Shares	Security Description	Value (000)

	Multiline Retail — 0.82%

1,605	Big Lots, Inc.	$46

737	Dillard’s, Inc., Class – A	44

9,682	Dollar General Corp.	1,046

8,911	Dollar Tree, Inc. (a)	805

15,847	Kohl’s Corp.	1,051

33,066	Macy’s, Inc.	985

6,846	Nordstrom, Inc.	319

49,352	Target Corp.	3,263

		7,559

	Multi-Utilities — 1.22%

11,751	Ameren Corp.	767

406	Black Hills Corp.	25

21,578	CenterPoint Energy, Inc.	609

14,188	CMS Energy Corp.	704

13,534	Consolidated Edison, Inc.	1,035

28,598	Dominion Resources, Inc.	2,043

8,692	DTE Energy Co.	959

12,261	MDU Resources Group, Inc.	292

15,564	NiSource, Inc.	395

24,506	Public Service Enterprise Group, Inc.	1,276

7,528	SCANA Corp.	360

13,117	Sempra Energy	1,419

4,137	Vectren Corp.	298

15,338	WEC Energy Group, Inc.	1,062

		11,244

	Oil, Gas & Consumable Fuels — 6.12%

18,614	Anadarko Petroleum Corp.	816

6,131	Antero Resources Corp. (a)	58

18,527	Apache Corp.	486

8,204	Cabot Oil & Gas Corp.	183

7,327	Centennial Resource Development, Inc. (a)	81

4,741	Cheniere Energy, Inc. (a)	281

38,033	Chesapeake Energy Corp. (a)	80

100,524	Chevron Corp.	10,936

3,597	Cimarex Energy Co.	222

11,494	CNX Resources Corp. (a)	131

7,718	Concho Resources, Inc. (a)	793

84,015	ConocoPhillips	5,238

2,364	Continental Resources, Inc. (a)	95

548	CVR Energy, Inc.	19

22,134	Devon Energy Corp.	499

6,038	Diamondback Energy, Inc.	560

23,149	EOG Resources, Inc.	2,019

11,217	EQT Corp.	212

8,975	Equitrans Midstream Corp. (a)	180

4,014	Extraction Oil & Gas, Inc. (a)	17

211,513	Exxon Mobil Corp.	14,422

2,231	Green Plains, Inc.	29

23,482	Hess Corp.	951

18,948	HollyFrontier Corp.	969

88,399	Kinder Morgan, Inc.	1,360

11,961	Kosmos Energy Ltd. (a)	49

67,338	Marathon Oil Corp.	966

41,770	Marathon Petroleum Corp.	2,465

12,895	Murphy Oil Corp.	302

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

5,873	Newfield Exploration Co. (a)	$86

20,544	Noble Energy, Inc.	385

5,210	Oasis Petroleum, Inc. (a)	29

37,328	Occidental Petroleum Corp.	2,291

15,324	ONEOK, Inc.	827

5,224	Parsley Energy, Inc., Class – A (a)	83

8,934	PBF Energy, Inc., Class – A	292

1,524	Peabody Energy Corp.	46

30,700	Phillips 66	2,645

4,163	Pioneer Natural Resources Co.	548

23,864	QEP Resources, Inc. (a)	134

12,713	Range Resources Corp.	122

10,277	SM Energy Co.	159

10,887	Targa Resources Corp.	392

53,502	The Williams Companies, Inc.	1,180

32,680	Valero Energy Corp.	2,450

9,421	Whiting Petroleum Corp. (a)	214

2,902	World Fuel Services Corp.	62

19,566	WPX Energy, Inc. (a)	222

		56,586

	Paper & Forest Products — 0.02%

1,227	Boise Cascade Co.	29

4,629	Domtar Corp.	162

699	Schweitzer-Mauduit International, Inc.	18

		209

	Personal Products — 0.16%

23,377	Coty, Inc., Class – A	153

1,151	Edgewell Personal Care Co. (a)	43

6,179	Herbalife Ltd. (a)	364

3,974	Nu Skin Enterprises, Inc., Class – A	244

4,990	The Estee Lauder Companies, Inc., Class – A	649

346	USANA Health Sciences, Inc. (a)	41

		1,494

	Pharmaceuticals — 5.23%

16,564	Allergan PLC	2,214

8,524	Bausch Health Cos., Inc. Co. (a)	157

42,085	Bristol-Myers Squibb Co.	2,188

6,074	Catalent, Inc. (a)	189

1,568	Elanco Animal Health, Inc. (a)	49

26,304	Eli Lilly & Co.	3,044

717	Jazz Pharmaceuticals PLC (a)	89

122,459	Johnson & Johnson	15,804

5,078	Mallinckrodt PLC (a)	80

137,901	Merck & Co., Inc.	10,537

22,085	Mylan N.V. (a)	605

1,514	Nektar Therapeutics (a)	50

5,525	Perrigo Co. PLC	214

283,087	Pfizer, Inc.	12,358

9,504	Zoetis, Inc.	813

		48,391

	Professional Services — 0.34%

325	ASGN, Inc. (a)	18

596	CoStar Group, Inc. (a)	201

Shares	Security Description	Value (000)

	Professional Services (continued)

4,206	Equifax, Inc.	$392

1,296	FTI Consulting, Inc. (a)	86

16,866	IHS Markit Ltd. (a)	809

4,087	ManpowerGroup, Inc.	265

15,996	Nielsen Holdings PLC	373

2,989	Robert Half International, Inc.	171

1,398	The Dun & Bradstreet Corp.	200

3,079	TransUnion Holding Company, Inc.	175

1,128	TrueBlue, Inc. (a)	25

4,053	Versik Analytics, Inc., Class – A (a)	441

		3,156

	Real Estate Management & Development — 0.09%

8,541	CBRE Group, Inc., Class – A (a)	342

1,303	Howard Hughes Corp. (a)	127

1,959	Jones Lang LaSalle, Inc.	248

5,742	Realogy Holdings Corp.	84

		801

	Road & Rail — 0.78%

375	AMERCO, Inc.	123

1,784	ArcBest Corp.	61

2,482	Avis Budget Group, Inc. (a)	56

26,706	CSX Corp.	1,659

2,559	Genesee & Wyoming, Inc., Class – A (a)	189

5,244	Hertz Global Holdings, Inc. (a)	72

1,849	Hunt (JB) Transportation Services, Inc.	172

4,383	Kansas City Southern	418

5,943	Knight-Swift Transportation Holdings, Inc.	149

1,343	Landstar System, Inc.	128

13,403	Norfolk Southern Corp.	2,005

979	Old Dominion Freight Line, Inc.	121

3,758	Ryder System, Inc.	181

1,358	Schneider National, Inc.	25

13,065	Union Pacific Corp.	1,807

929	Werner Enterprises, Inc.	27

		7,193

	Semiconductors & Semiconductor Equipment — 2.73%

8,811	Advanced Micro Devices, Inc. (a)	163

14,083	Analog Devices, Inc.	1,209

12,150	Applied Materials, Inc.	398

9,696	Broadcom, Inc.	2,465

3,639	Cree, Inc. (a)	156

8,006	Cypress Semiconductor Corp.	102

3,517	First Solar, Inc. (a)	149

1,676	Integrated Device Technology, Inc. (a)	81

223,405	Intel Corp.	10,485

2,452	KLA-Tencor Corp.	219

1,528	Lam Research Corp.	208

18,481	Marvell Technology Group Ltd.	299

2,699	Maxim Integrated Products, Inc.	137

2,231	Microchip Technology, Inc.	160

19,656	Micron Technology, Inc. (a)	624

532	MKS Instruments, Inc.	34

399	Monolithic Power Systems, Inc.	46

5,652	NVIDIA Corp.	755

14,292	NXP Semiconductors N.V.	1,047

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Semiconductors & Semiconductor Equipment (continued)

4,106	ON Semiconductor Corp. (a)	$68

6,033	Qorvo, Inc. (a)	366

66,105	Qualcomm, Inc.	3,762

3,771	Skyworks Solutions, Inc.	253

694	Synaptics, Inc. (a)	26

7,362	Teradyne, Inc.	231

14,720	Texas Instruments, Inc.	1,391

419	Universal Display Corp.	39

1,072	Versum Materials, Inc.	30

5,103	Xilinx, Inc.	435

		25,338

	Software — 2.83%

514	2U, Inc. (a)	26

678	ACI Worldwide, Inc. (a)	19

7,176	Adobe Systems, Inc. (a)	1,623

1,978	ANSYS, Inc. (a)	283

819	Aspen Technology, Inc. (a)	67

861	Atlassian Corp. PLC, Class – A (a)	77

4,759	Autodesk, Inc. (a)	612

4,273	Cadence Design Systems, Inc. (a)	186

2,161	CDK Global, Inc.	103

328	Ceridian HCM Holding, Inc. (a)	11

1,936	Citrix Systems, Inc.	198

8,231	Dell Technologies, Inc., Class – V (a)	658

689	Docusign, Inc. (a)	28

765	Fair Isaac Corp. (a)	143

4,476	FireEye, Inc. (a)	73

1,349	Fortinet, Inc. (a)	95

775	Guidewire Software, Inc. (a)	62

4,646	Intuit, Inc.	915

1,089	LogMeln, Inc.	89

1,641	Manhattan Associates, Inc. (a)	70

110,165	Microsoft Corp.	11,188

12,522	Nuance Communications, Inc. (a)	166

1,348	Nutanix, Inc., Class – A (a)	56

103,748	Oracle Corp.	4,683

481	Paycom Software, Inc. (a)	59

354	Pegasystems, Inc.	17

66	Pluralsight, Inc., Class – A (a)	2

494	Proofpoint, Inc. (a)	41

1,747	PTC, Inc. (a)	145

705	RealPage, Inc. (a)	34

2,887	Red Hat, Inc. (a)	507

662	RingCentral, Inc., Class – A (a)	55

10,657	Salesforce.com, Inc. (a)	1,460

1,699	ServiceNow, Inc. (a)	303

1,405	Splunk, Inc. (a)	147

3,743	SS&C Technologies Holdings, Inc.	169

32,149	Symantec Corp.	607

6,906	Synopsys, Inc. (a)	582

677	Tableau Software, Inc., Class – A (a)	81

295	The Ultimate Software Group, Inc. (a)	72

365	Tyler Technologies, Inc. (a)	68

1,013	VMware, Inc., Class – A	139

Shares	Security Description	Value (000)

	Software (continued)

1,408	Workday, Inc., Class – A (a)	$225

1,020	Zendesk, Inc. (a)	60

		26,204

	Specialty Retail — 1.66%

1,506	Aaron’s, Inc.	63

6,199	Abercrombie & Fitch Co., Class – A	124

2,927	Advance Auto Parts, Inc.	461

16,428	American Eagle Outfitters, Inc.	318

1,738	Asbury Automotive Group, Inc. (a)	116

3,569	AutoNation, Inc. (a)	127

848	AutoZone, Inc. (a)	711

17,710	Bed Bath & Beyond, Inc.	200

13,203	Best Buy Co., Inc.	699

647	Burlington Stores, Inc. (a)	105

1,551	Caleres, Inc.	43

4,206	CarMax, Inc. (a)	264

13,331	Chico’s FAS, Inc.	75

5,142	Dick’s Sporting Goods, Inc.	160

7,576	DSW, Inc., Class – A	187

164	Floor & Decor Holdings, Inc., Class – A (a)	4

10,128	Foot Locker, Inc.	539

6,478	GameStop Corp., Class – A	82

20,472	Gap, Inc.	527

1,617	Genesco, Inc. (a)	72

1,022	Group 1 Automotive, Inc.	54

3,346	Guess?, Inc.	69

11,949	L Brands, Inc.	307

19,044	Lowe’s Companies, Inc.	1,759

3,897	Michaels Companies, Inc. The (a)	53

2,027	Murphy USA, Inc. (a)	155

22,133	Office Depot, Inc.	57

2,463	O’Reilly Automotive, Inc. (a)	848

2,282	Penske Automotive Group, Inc.	92

216	Restoration Hardware Co. (a)	26

7,187	Ross Stores, Inc.	598

10,829	Sally Beauty Holdings, Inc. (a)	185

2,374	Signet Jewelers Ltd.	75

902	Sleep Number Corp. (a)	29

3,522	The Buckle, Inc.	68

285	The Children’s Place Retail Stores, Inc.	26

18,036	The Home Depot, Inc.	3,099

35,047	The TJX Companies, Inc.	1,568

4,603	Tiffany & Co.	371

2,982	Tractor Supply Co.	249

1,146	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	281

3,625	Urban Outfitters, Inc. (a)	120

6,522	Williams-Sonoma, Inc.	329

		15,295

	Technology Hardware, Storage & Peripherals — 1.69%

69,023	Apple, Inc.	10,887

80,550	Hewlett Packard Enterprise Co.	1,064

96,328	HP, Inc.	1,971

1,757	NCR Corp. (a)	41

3,906	NetApp, Inc.	233

1,546	Pure Storage, Inc., Class – A (a)	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Technology Hardware, Storage & Peripherals (continued)

16,680	Seagate Technology Holdings, Inc.	$644

13,130	Western Digital Corp.	485

15,950	Xerox Corp.	315

		15,665

	Textiles, Apparel & Luxury Goods — 0.54%

2,205	Carter’s, Inc.	180

1,425	Columbia Sportswear Co.	120

1,098	Deckers Outdoor Corp. (a)	140

6,417	Fossil Group, Inc. (a)	101

1,656	G-III Apparel Group Ltd. (a)	46

7,548	Hanesbrands, Inc.	95

951	Lululemon Athletica, Inc. (a)	116

3,830	Michael Kors Holdings Ltd. (a)	145

26,433	NIKE, Inc., Class – B	1,959

3,277	PVH Corp.	305

4,082	Ralph Lauren Corp.	422

3,648	Skechers USA, Inc., Class – A (a)	84

2,521	Steven Madden Ltd.	76

10,475	Tapestry, Inc.	354

5,688	Under Armour, Inc., Class – A (a)	101

3,406	Under Armour, Inc., Class – C (a)	55

9,902	V.F. Corp.	706

		5,005

	Thrifts & Mortgage Finance — 0.03%

2,007	Capitol Federal Financial, Inc.	26

22,418	New York Community Bancorp, Inc.	211

1,637	Northwest Bancshares, Inc.	28

2,003	TFS Financial Corp.	32

		297

	Tobacco — 0.79%

27,390	Altria Group, Inc.	1,353

87,948	Philip Morris International, Inc.	5,871

749	Universal Corp.	41

2,750	Vector Group Ltd.	27

		7,292

	Trading Companies & Distributors — 0.28%

3,930	Air Lease Corp.	119

1,621	Aircastle Ltd.	28

798	Applied Industrial Technologies, Inc.	43

6,623	Fastenal Co.	346

1,416	GATX Corp.	100

1,990	H&E Equipment Services, Inc.	41

9,034	HD Supply Holdings, Inc. (a)	339

508	Kaman Corp.	28

3,534	MRC Global, Inc. (a)	43

3,167	MSC Industrial Direct Co., Inc., Class – A	244

7,075	NOW, Inc. (a)	82

870	Rush Enterprises, Inc., Class – A	30

1,551	United Rentals, Inc. (a)	159

4,103	Univar, Inc. (a)	73

1,946	W.W. Grainger, Inc.	550

1,210	Watsco, Inc.	168

4,303	WESCO International, Inc. (a)	207

		2,600

Shares	Security Description	Value (000)

	Transportation Infrastructure — 0.02%

4,893	Macquarie Infrastructure Corp.	$179

	Water Utilities — 0.11%

7,990	American Water Works Co., Inc.	725

7,871	Aqua America, Inc.	269

		994

	Wireless Telecommunication Services — 0.11%

30,706	Sprint Nextel Corp. (a)	179

7,138	Telephone & Data Systems, Inc.	232

8,274	T-Mobile USA, Inc. (a)	526

1,406	U.S. Cellular Corp. (a)	73

		1,010

	Total Common Stocks	811,638

Principal Amount (000)

	U.S. Treasury Obligation — 0.02%

$145	U.S. Treasury Bill, 2.36%, 3/7/19 (b)(c)	144

	Total U.S. Treasury Obligation	144

Shares

	Exchange-Traded Fund — 0.10%

6,958	iShares Russell 1000 ETF	965

	Total Exchange-Traded Fund	965

	Investment Companies — 11.26%

182,311	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 2.20% (d)	182

104,006,676	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (d)	104,007

	Total Investment Companies	104,189

	Total Investments (cost $906,895) — 99.11%	916,936
	Other assets in excess of liabilities — 0.89%	8,236

	Net Assets — 100.00%	$925,172

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on December 31, 2018.

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Institutional Value Equity Portfolio	Mellon Investments Corporation*	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	68.07%	19.66%	—	—	87.73%

U.S. Treasury Obligation	0.02%	—	—	—	0.02%

Exchange-Traded Fund	0.10%	—	—	—	0.10%

Investment Companies	—	—	9.38%	1.88%	11.26%

Other Assets (Liabilities)	0.10%	0.04%	0.75%	0.00%	0.89%

Total Net Assets	68.29%	19.70%	10.13%	1.88%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	632	3/15/19	$79,164	$3,628
E-Mini S&P Midcap 400 Future	187	3/15/19	31,083	1,108

			$110,247	$4,736

	Total Unrealized Appreciation			$4,736
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$4,736

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts	designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 96.69%

	Aerospace & Defense — 2.25%

890	BWX Technologies, Inc.	$34

6,271	General Dynamics Corp.	986

2,732	Harris Corp.	368

391	HEICO Corp.	30

728	HEICO Corp., Class – A	46

605	Hexcel Corp.	35

360	Huntington Ingalls Industries, Inc.	69

1,611	L3 Technologies, Inc.	280

5,693	Lockheed Martin Corp.	1,491

1,511	Northrop Grumman Corp.	370

7,006	Raytheon Co.	1,074

61,776	Safran SA, ADR	1,846

22,177	The Boeing Co.	7,151

475	TransDigm Group, Inc. (a)	162

18,040	United Technologies Corp.	1,920

		15,862

	Air Freight & Logistics — 0.34%

5,183	C.H. Robinson Worldwide, Inc.	436

4,946	Expeditors International of Washington, Inc.	337

10,132	FedEx Corp.	1,634

		2,407

	Airlines — 0.04%

5,393	Southwest Airlines Co.	250

12	Spirit Airlines, Inc. (a)	1

		251

	Auto Components — 0.14%

65,267	Adient PLC	983

	Automobiles — 0.97%

241,010	Ford Motor Co.	1,844

14,883	Tesla Motors, Inc. (a)	4,953

		6,797

	Banks — 1.59%

99,079	Bank of America Corp.	2,441

9,014	Citigroup, Inc.	469

6,190	Citizens Financial Group, Inc.	184

1,150	Cullen/Frost Bankers, Inc.	101

3,913	First Republic Bank	340

77,591	JPMorgan Chase & Co.	7,575

368	SVB Financial Group (a)	70

522	Western Alliance Bancorp (a)	21

		11,201

	Beverages — 1.54%

510	Brown-Forman Corp., Class – A	24

21,154	Brown-Forman Corp., Class – B	1,007

586	Constellation Brands, Inc., Class – A	94

43,329	Keurig Dr Pepper, Inc.	1,111

8,931	Monster Beverage Corp. (a)	440

31,459	PepsiCo, Inc.	3,476

98,400	The Coca-Cola Co.	4,658

		10,810

	Biotechnology — 2.75%

15,337	AbbVie, Inc.	1,414

10,748	Agios Pharmaceuticals, Inc. (a)	496

Shares	Security Description	Value (000)

	Biotechnology (continued)

22,717	Alexion Pharmaceuticals, Inc. (a)	$2,212

26,419	Amgen, Inc.	5,143

274	Biogen Idec, Inc. (a)	82

23,855	BioMarin Pharmaceutical, Inc. (a)	2,031

10,008	Celgene Corp. (a)	641

6,529	Exact Sciences Corp. (a)	412

6,805	Gilead Sciences, Inc.	426

7,181	Intercept Pharmaceuticals, Inc. (a)	724

10,660	Ionis Pharmaceuticals, Inc. (a)	576

14,463	Neurocrine Biosciences, Inc. (a)	1,033

2,019	Regeneron Pharmaceuticals, Inc. (a)	754

2,355	Sarepta Therapeutics, Inc. (a)	257

1,014	Seattle Genetics, Inc. (a)	57

18,705	Vertex Pharmaceuticals, Inc. (a)	3,100

		19,358

	Building Products — 0.35%

25,596	A.O. Smith Corp.	1,093

906	Allegion PLC	72

404	Armstrong World Industries, Inc.	24

5,752	Lennox International, Inc.	1,258

713	Resideo Technologies, Inc. (a)	15

		2,462

	Capital Markets — 1.93%

8,331	Ameriprise Financial, Inc.	870

2,554	CBOE Holdings, Inc.	250

6,242	CME Group, Inc.	1,174

1,258	FactSet Research Systems, Inc.	252

1,940	Federated Investors, Inc., Class – B	52

4,611	Franklin Resources, Inc.	137

9,804	Goldman Sachs Group, Inc.	1,637

2,695	IntercontinentalExchange Group, Inc.	203

82,996	Invesco Ltd.	1,389

5,371	LPL Financial Holdings, Inc.	328

349	MarketAxess Holdings, Inc.	74

1,577	Moody’s Corp.	221

390	Morningstar, Inc.	43

838	MSCI, Inc. Common	124

21,971	S&P Global, Inc.	3,733

2,729	SEI Investments Co.	126

21,658	T. Rowe Price Group, Inc.	1,998

7,304	TD Ameritrade Holding Corp.	358

8,409	The Charles Schwab Corp.	349

6,545	Virtu Financial, Inc., Class – A	169

176	Waddell & Reed Financial, Inc., Class – A	3

		13,490

	Chemicals — 1.42%

3,430	Air Products & Chemicals, Inc.	549

12,295	Albemarle Corp.	948

49,856	Ecolab, Inc.	7,345

999	FMC Corp.	74

1,601	International Flavors & Fragrances, Inc.	215

1,388	LyondellBasell Industries N.V., Class – A	115

1,773	The Sherwin-Williams Co.	698

		9,944

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Commercial Services & Supplies — 0.22%

2,682	Cintas Corp.	$450

6,652	Copart, Inc. (a)	318

1,301	KAR Auction Services, Inc.	62

4,338	Rollins, Inc.	157

3,677	Waste Connections, Inc.	273

3,522	Waste Management, Inc.	313

		1,573

	Communications Equipment — 0.72%

1,194	Arista Networks, Inc. (a)	252

101,754	Cisco Systems, Inc.	4,408

1,871	F5 Networks, Inc. (a)	303

153	Motorola Solutions, Inc.	18

377	Palo Alto Networks, Inc. (a)	71

		5,052

	Construction & Engineering — 0.02%

2,650	Jacobs Engineering Group, Inc.	155

374	Quanta Services, Inc.	11

		166

	Consumer Finance — 0.17%

95	Credit Acceptance Corp. (a)	36

135,033	Navient Corp.	1,190

		1,226

	Containers & Packaging — 0.05%

1,280	AptarGroup, Inc.	121

747	Avery Dennison Corp.	67

841	Packaging Corporation of America	70

2,077	Sonoco Products Co.	110

		368

	Distributors — 0.05%

2,966	Genuine Parts Co.	284

381	Pool Corp.	57

		341

	Diversified Consumer Services — 0.02%

516	Bright Horizons Family Solutions, Inc. (a)	58

1,727	Service Corporation International	69

1,276	ServiceMaster Global Holdings, Inc. (a)	47

		174

	Diversified Financial Services — 0.00%

99	Voya Financial, Inc.	4

	Diversified Telecommunication Services — 0.75%

68,846	AT&T, Inc.	1,965

58,986	Verizon Communications, Inc.	3,316

		5,281

	Electric Utilities — 0.35%

31,815	PG&E Corp. (a)	756

61,036	PPL Corp.	1,729

		2,485

	Electrical Equipment — 0.20%

5,157	AMETEK, Inc.	349

13,448	Emerson Electric Co.	804

1,210	Hubbell, Inc.	120

931	Rockwell Automation, Inc.	140

		1,413

Shares	Security Description	Value (000)

	Electronic Equipment, Instruments & Components — 0.22%

8,822	Amphenol Corp., Class – A	$714

1,465	CDW Corporation of Delaware	119

4,608	Cognex Corp.	177

1,015	Dolby Laboratories, Inc., Class – A	63

3,517	FLIR Systems, Inc.	153

340	IPG Photonics Corp. (a)	39

3,147	National Instruments Corp.	143

1,884	Trimble Navigation Ltd. (a)	62

493	Zebra Technologies Corp., Class – A (a)	79

		1,549

	Energy Equipment & Services — 0.14%

1,606	Apergy Corp. (a)	44

2	Dril-Quip, Inc. (a)	—

464,312	Nabors Industries Ltd.	929

		973

	Entertainment — 1.40%

38,676	Activision Blizzard, Inc.	1,801

29,604	Netflix, Inc. (a)	7,924

963	Take-Two Interactive Software, Inc. (a)	99

546	Twenty-First Century Fox, Inc.	26

199	Twenty-First Century Fox, Inc., Class – B	10

		9,860

	Equity Real Estate Investment Trusts — 1.82%

6,303	American Tower Corp.	997

237,958	Colony Capital, Inc.	1,114

217	CoreCivic, Inc.	4

7,072	Coresite Realty Corp.	617

13,262	Crown Castle International Corp.	1,441

16,745	Equinix, Inc.	5,903

804	Equity Lifestyle Properties, Inc.	78

11,741	Outfront Media, Inc.	213

107,036	Senior Housing Properties Trust	1,254

110,529	SITE Centers Corp.	1,224

		12,845

	Food & Staples Retailing — 1.63%

30,572	Costco Wholesale Corp.	6,228

54	Sprouts Farmers Market, Inc. (a)	1

16,414	Sysco Corp.	1,029

4,764	The Kroger Co.	131

16,968	Walgreens Boots Alliance, Inc.	1,159

31,287	Wal-Mart Stores, Inc.	2,914

		11,462

	Food Products — 0.99%

3,603	Flowers Foods, Inc.	67

2,830	Hershey Co.	303

5,224	Hormel Foods Corp.	223

413	Lamb Weston Holding, Inc.	30

3,143	McCormick & Company, Inc.	438

142,800	Mondelez International, Inc., Class – A	5,716

2,332	The J.M. Smucker Co.	218

		6,995

	Health Care Equipment & Supplies — 3.72%

34,185	Abbott Laboratories	2,473

398	Abiomed, Inc. (a)	129

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

771	Align Technology, Inc. (a)	$161

11,112	Baxter International, Inc.	731

40,719	Becton, Dickinson & Co.	9,176

13,310	Boston Scientific Corp. (a)	470

11,718	Danaher Corp.	1,208

813	Dexcom, Inc. (a)	97

12,781	Edwards Lifesciences Corp. (a)	1,958

584	Hill-Rom Holdings, Inc.	52

5,312	IDEXX Laboratories, Inc. (a)	988

7,109	Intuitive Surgical, Inc. (a)	3,406

28,126	Medtronic PLC	2,559

4,123	ResMed, Inc.	469

9,679	Stryker Corp.	1,517

85	Teleflex, Inc.	22

332	The Cooper Companies, Inc.	84

824	Varex Imaging Corp. (a)	20

2,841	Varian Medical Systems, Inc. (a)	322

3,346	Zimmer Holdings, Inc.	347

		26,189

	Health Care Providers & Services — 3.90%

5,215	Anthem, Inc.	1,370

209	Centene Corp. (a)	24

4,109	Cigna Corp.	780

29,490	CVS Caremark Corp.	1,932

10,019	HCA Holdings, Inc.	1,247

3,283	Henry Schein, Inc. (a)	258

1,265	Humana, Inc.	362

1,952	Laboratory Corporation of America Holdings (a)	247

4,595	McKesson Corp.	508

1,903	MEDNAX, Inc. (a)	63

2,799	Quest Diagnostics, Inc.	233

81,788	UnitedHealth Group, Inc.	20,375

389	WellCare Health Plans, Inc. (a)	92

		27,491

	Health Care Technology — 0.42%

51,381	Cerner Corp. (a)	2,694

2,596	Veeva Systems, Inc. (a)	232

		2,926

	Hotels, Restaurants & Leisure — 2.70%

3,616	Chipotle Mexican Grill, Inc. (a)	1,561

1,046	Choice Hotels International, Inc.	75

419	Domino’s Pizza, Inc.	104

874	Dunkin’ Brands Group, Inc.	56

28,768	Marriott International, Inc., Class – A	3,123

32,082	McDonald’s Corp.	5,697

111,554	Starbucks Corp.	7,184

1,730	The Wendy’s Co.	27

352	Vail Resorts, Inc.	74

7,868	Yum China Holdings, Inc.	264

8,846	YUM! Brands, Inc.	813

		18,978

	Household Durables — 0.02%

2,470	Garmin Ltd.	156

Shares	Security Description	Value (000)

	Household Products — 1.09%

5,143	Church & Dwight Co., Inc.	$338

17,683	Colgate-Palmolive Co.	1,052

7,129	Kimberly-Clark Corp.	812

30,424	Spectrum Brands Holdings, Inc.	1,285

2,554	The Clorox Co.	394

41,123	The Procter & Gamble Co.	3,781

		7,662

	Independent Power and Renewable Electricity Producers — 0.00%

541	NRG Energy, Inc., Class – C	21

	Industrial Conglomerates — 0.94%

12,543	3M Co.	2,390

380,319	General Electric Co.	2,879

4,278	Honeywell International, Inc.	565

2,921	Roper Industries, Inc.	779

		6,613

	Insurance — 0.58%

7,992	Aon PLC	1,162

1,196	Arthur J. Gallagher & Co.	88

10,152	Assurant, Inc.	908

4,821	Brown & Brown, Inc.	133

171	Erie Indemnity Co., Class – A	23

15,337	Marsh & McLennan Companies, Inc.	1,223

5,631	The Progressive Corp.	340

2,499	Torchmark Corp.	186

		4,063

	Interactive Media & Services — 6.39%

11,857	Alphabet, Inc., Class – A (a)	12,390

16,081	Alphabet, Inc., Class – C (a)	16,654

74,435	Facebook, Inc., Class – A (a)	9,758

646	Interactive Corp. (a)	118

344	Match Group, Inc.	15

149,624	Tencent Holdings Ltd., ADR	5,906

2,273	TripAdvisor, Inc. (a)	123

		44,964

	Internet & Direct Marketing Retail — 5.57%

39,690	Alibaba Group Holding Ltd., ADR (a)	5,440

17,182	Amazon.com, Inc. (a)	25,808

4,437	Booking Holdings, Inc. (a)	7,642

19,352	Farfetch Ltd., Class – A (a)	343

		39,233

	IT Services — 10.28%

12,842	Accenture PLC, Class – A	1,811

3,055	Amdocs Ltd.	179

77,466	Automatic Data Processing, Inc.	10,157

1,297	Booz Allen Hamilton Holding Corp.	58

3,472	Broadridge Financial Solutions, Inc.	334

12,000	Cognizant Technology Solutions Corp.	762

1,695	Fidelity National Information Services, Inc.	174

4,581	First Data Corp. (a)	77

4,092	Fiserv, Inc. (a)	301

49,940	FleetCor Technologies, Inc. (a)	9,275

3,976	Global Payments, Inc.	410

1,209	GoDaddy, Inc., Class – A (a)	79

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

20,608	International Business Machines Corp.	$2,343

2,207	Jack Henry & Associates, Inc.	279

67,024	MasterCard, Inc., Class – A	12,645

19,033	Okta, Inc. (a)	1,214

6,384	Paychex, Inc.	416

66,338	PayPal Holdings, Inc. (a)	5,578

20,070	Square, Inc., Class – A (a)	1,126

4,973	Total System Services, Inc.	404

978	Twilio, Inc., Class – A (a)	87

854	VeriSign, Inc. (a)	127

183,589	Visa, Inc., Class – A	24,224

7,490	Western Union Co.	128

304	WEX, Inc. (a)	43

2,790	Worldpay, Inc., Class – A (a)	213

		72,444

	Leisure Products — 0.02%

1,422	Polaris Industries, Inc.	109

	Life Sciences Tools & Services — 1.14%

754	Agilent Technologies, Inc.	51

1,141	Bio-Techne Corp.	165

440	Bruker Biosciences Corp.	13

447	Charles River Laboratories International, Inc. (a)	51

13,006	Illumina, Inc. (a)	3,901

817	IQVIA Holdings, Inc. (a)	95

785	Mettler-Toledo International, Inc. (a)	444

239	PerkinElmer, Inc.	19

7,679	PRA Health Sciences, Inc. (a)	706

9,568	Thermo Electron Corp.	2,141

2,297	Waters Corp. (a)	433

		8,019

	Machinery — 1.09%

15,539	Allison Transmission Holdings, Inc.	682

4,926	Caterpillar, Inc.	626

1,017	Crane Co.	73

16,520	Deere & Co.	2,463

2,856	Donaldson Company, Inc.	124

3,369	Dover Corp.	239

6,615	Fortive Corp.	448

1,569	Graco, Inc.	66

2,179	IDEX Corp.	275

8,257	Illinois Tool Works, Inc.	1,046

1,218	Ingersoll-Rand PLC	111

546	Nordson, Inc.	65

5,019	Parker Hannifin Corp.	749

716	Snap-on, Inc.	104

1,001	The Toro Co.	56

491	WABCO Holdings, Inc. (a)	53

2,031	Wabtec Corp.	143

4,438	Xylem, Inc.	296

		7,619

	Marine — 0.01%

1,159	Kirby Corp. (a)	78

Shares	Security Description	Value (000)

	Media — 0.06%

2,004	Discovery Communications, Inc., Class – C (a)	$46

959	John Wiley & Sons, Inc., Class – A	45

4,801	Omnicom Group, Inc.	352

		443

	Metals & Mining — 0.18%

369	Steel Dynamics, Inc.	11

67,377	United States Steel Corp.	1,229

		1,240

	Mortgage Real Estate Investment Trusts — 1.19%

89,686	AGNC Investment Corp.	1,573

166,422	Annaly Capital Management, Inc.	1,635

76,850	Chimera Investment Corp.	1,369

168,442	MFA Financial, Inc.	1,125

68,064	Starwood Property Trust, Inc.	1,342

102,187	Two Harbors Investment Corp.	1,312

		8,356

	Multiline Retail — 0.31%

6,687	Dollar General Corp.	723

4,517	Dollar Tree, Inc. (a)	408

3,752	Kohl’s Corp.	249

12,602	Target Corp.	832

		2,212

	Multi-Utilities — 0.22%

32,653	SCANA Corp.	1,560

	Oil, Gas & Consumable Fuels — 2.02%

1,313	Cheniere Energy, Inc. (a)	78

533,583	Chesapeake Energy Corp. (a)	1,121

36,263	Chevron Corp.	3,945

194	Concho Resources, Inc. (a)	20

8,268	EOG Resources, Inc.	721

83,517	EQT Corp.	1,578

57,828	Exxon Mobil Corp.	3,943

49,856	Murphy Oil Corp.	1,166

11,537	ONEOK, Inc.	622

188,598	QEP Resources, Inc. (a)	1,062

		14,256

	Personal Products — 0.54%

1,486	Herbalife Ltd. (a)	88

1,220	Nu Skin Enterprises, Inc., Class – A	75

28,034	The Estee Lauder Companies, Inc., Class – A	3,647

		3,810

	Pharmaceuticals — 3.65%

103,453	AstraZeneca PLC, ADR	3,928

35,677	Bristol-Myers Squibb Co.	1,854

19,396	Eli Lilly & Co.	2,245

40,085	Johnson & Johnson	5,173

86,808	Merck & Co., Inc.	6,632

56,590	Novo Nordisk A/S, Class – B, ADR	2,607

65,885	Pfizer, Inc.	2,876

4,788	Zoetis, Inc.	410

		25,725

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Professional Services — 0.26%

331	CoStar Group, Inc. (a)	$112

2,353	Equifax, Inc.	219

4,977	IHS Markit Ltd. (a)	239

4,001	Robert Half International, Inc.	229

2,957	The Dun & Bradstreet Corp.	422

1,724	TransUnion Holding Company, Inc.	98

4,817	Versik Analytics, Inc., Class – A (a)	525

		1,844

	Real Estate Management & Development — 0.17%

1,272	CBRE Group, Inc., Class – A (a)	51

76,192	Realogy Holdings Corp.	1,118

		1,169

	Road & Rail — 1.30%

57,529	CSX Corp.	3,574

2,591	Hunt (JB) Transportation Services, Inc.	241

1,303	Landstar System, Inc.	125

375	Old Dominion Freight Line, Inc.	46

37,355	Union Pacific Corp.	5,164

		9,150

	Semiconductors & Semiconductor Equipment — 2.71%

96,872	Advanced Micro Devices, Inc. (a)	1,788

7,262	Analog Devices, Inc.	623

6,209	Applied Materials, Inc.	203

13,492	Broadcom, Inc.	3,431

94,338	Intel Corp.	4,428

1,378	KLA-Tencor Corp.	123

1,153	Lam Research Corp.	157

28,189	Marvell Technology Group Ltd.	456

2,642	Maxim Integrated Products, Inc.	134

1,854	Microchip Technology, Inc.	133

47,984	Micron Technology, Inc. (a)	1,523

23,940	NVIDIA Corp.	3,196

3,857	ON Semiconductor Corp. (a)	64

30,091	Qualcomm, Inc.	1,712

9,164	Texas Instruments, Inc.	866

2,371	Versum Materials, Inc.	66

2,830	Xilinx, Inc.	241

		19,144

	Software — 13.80%

28,920	Adobe Systems, Inc. (a)	6,543

2,598	ANSYS, Inc. (a)	371

908	Atlassian Corp. PLC, Class – A (a)	81

73,083	Autodesk, Inc. (a)	9,399

3,967	Citrix Systems, Inc.	406

1,982	Dell Technologies, Inc., Class – V (a)	159

1,303	Fortinet, Inc. (a)	92

5,843	Intuit, Inc.	1,150

328,785	Microsoft Corp.	33,396

63,347	Oracle Corp.	2,860

1,114	PTC, Inc. (a)	92

67,922	Red Hat, Inc. (a)	11,930

120,800	Salesforce.com, Inc. (a)	16,547

66,571	SAP AG, ADR	6,627

Shares	Security Description	Value (000)

	Software (continued)

8,185	ServiceNow, Inc. (a)	$1,457

21,330	Splunk, Inc. (a)	2,236

1,505	SS&C Technologies Holdings, Inc.	68

151	Synopsys, Inc. (a)	13

615	Tableau Software, Inc., Class – A (a)	74

2,326	VMware, Inc., Class – A	319

21,620	Workday, Inc., Class – A (a)	3,452

		97,272

	Specialty Retail — 4.10%

1,357	Aaron’s, Inc.	57

1,475	Advance Auto Parts, Inc.	232

597	AutoZone, Inc. (a)	500

6,005	Best Buy Co., Inc.	318

376	Burlington Stores, Inc. (a)	61

1,902	Dick’s Sporting Goods, Inc.	59

77,792	Lowe’s Companies, Inc.	7,185

1,946	O’Reilly Automotive, Inc. (a)	670

9,045	Ross Stores, Inc.	753

28,918	The Home Depot, Inc.	4,969

182,143	The TJX Companies, Inc.	8,150

2,234	Tiffany & Co.	180

1,256	Tractor Supply Co.	105

22,640	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,543

1,836	Urban Outfitters, Inc. (a)	61

		28,843

	Technology Hardware, Storage & Peripherals — 3.02%

133,850	Apple, Inc.	21,113

2,245	NetApp, Inc.	134

		21,247

	Textiles, Apparel & Luxury Goods — 1.95%

48,291	Kering, ADR	2,258

10,539	Lululemon Athletica, Inc. (a)	1,282

125,324	NIKE, Inc., Class – B	9,291

1,252	Ralph Lauren Corp.	130

5,429	Tapestry, Inc.	183

3,743	Under Armour, Inc., Class – A (a)	66

3,770	Under Armour, Inc., Class – C (a)	61

6,722	V.F. Corp.	480

		13,751

	Thrifts & Mortgage Finance — 0.20%

146,301	New York Community Bancorp, Inc.	1,377

	Tobacco — 0.95%

72,651	Altria Group, Inc.	3,588

46,118	Philip Morris International, Inc.	3,079

		6,667

	Trading Companies & Distributors — 0.12%

7,224	Fastenal Co.	377

1,141	MSC Industrial Direct Co., Inc., Class – A	88

1,221	W.W. Grainger, Inc.	345

		810

	Total Common Stocks	680,773

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Investment Company — 3.00%

21,143,286	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (b)	$21,143

	Total Investment Company	21,143

	Total Investments (cost $418,139) — 99.69%	701,916
	Other assets in excess of liabilities — 0.31%	2,201

	Net Assets — 100.00%	$704,117

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2018.

ADR — American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	25.75%	70.94%	—	96.69%

Investment Company	—	2.60%	0.40%	3.00%

Other Assets (Liabilities)	0.03%	0.28%	0.00%	0.31%

Total Net Assets	25.78%	73.82%	0.40%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	72	3/15/19	$9,120	$33
E-Mini S&P 500 Future	73	3/15/19	9,144	125
E-Mini S&P Midcap 400 Future	7	3/15/19	1,163	(5)

			$19,427	$153

	Total Unrealized Appreciation			$158
	Total Unrealized Depreciation			(5)

	Total Net Unrealized Appreciation/(Depreciation)			$153

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 89.81%

	Aerospace & Defense — 2.86%

1,576	Arconic, Inc.	$27

4,063	BWX Technologies, Inc.	155

284	Curtiss-Wright Corp.	29

5,243	General Dynamics Corp.	824

4,741	Harris Corp.	638

1,582	HEICO Corp.	123

3,095	HEICO Corp., Class – A	195

961	Hexcel Corp.	55

1,463	Huntington Ingalls Industries, Inc.	278

290	L3 Technologies, Inc.	50

9,229	Lockheed Martin Corp.	2,417

6,552	Northrop Grumman Corp.	1,605

11,636	Raytheon Co.	1,784

86,231	Safran SA, ADR	2,577

4,198	Spirit Aerosystems Holdings, Inc., Class – A	303

128	Teledyne Technologies, Inc. (a)	27

50,036	Textron, Inc.	2,301

58,593	The Boeing Co.	18,896

1,935	TransDigm Group, Inc. (a)	658

3,004	United Technologies Corp.	320

		33,262

	Air Freight & Logistics — 0.48%

5,508	C.H. Robinson Worldwide, Inc.	463

6,933	Expeditors International of Washington, Inc.	472

10,008	FedEx Corp.	1,615

28,068	United Parcel Service, Inc., Class – B	2,737

5,078	XPO Logistics, Inc. (a)	290

		5,577

	Airlines — 0.11%

438	Alaska Air Group, Inc.	27

1,507	American Airlines Group, Inc.	48

116	Copa Holdings SA, Class – A	9

8,080	Delta Air Lines, Inc.	403

1,151	JetBlue Airways Corp. (a)	18

15,506	Southwest Airlines Co.	721

891	United Continental Holdings, Inc. (a)	75

		1,301

	Auto Components — 0.08%

350	Adient PLC	5

9,391	Aptiv PLC	578

762	BorgWarner, Inc.	26

1,842	Garrett Motion, Inc. (a)	23

7,910	Gentex Corp.	160

873	Goodyear Tire & Rubber Co.	18

546	Lear Corp.	67

849	Visteon Corp. (a)	51

		928

	Automobiles — 0.77%

14,231	Ford Motor Co.	109

4,776	General Motors Co.	160

607	Harley-Davidson, Inc.	21

25,709	Tesla Motors, Inc. (a)	8,555

1,752	Thor Industries, Inc.	91

		8,936

Shares	Security Description	Value (000)

	Banks — 2.89%

625	Associated Banc-Corp.	$12

239,472	Bank of America Corp.	5,900

155	Bank of Hawaii Corp.	10

450	Bank OZK	10

386	BankUnited, Inc.	12

2,840	BB&T Corp.	123

18,236	BOK Financial Corp.	1,337

417	CIT Group, Inc.	16

9,063	Citigroup, Inc.	472

1,752	Citizens Financial Group, Inc.	52

34,363	Comerica, Inc.	2,359

38,231	Commerce Bancshares, Inc.	2,155

23,364	Cullen/Frost Bankers, Inc.	2,055

977	East West Bancorp, Inc.	43

2,434	Fifth Third Bancorp	57

30	First Citizens BancShares, Inc., Class – A	11

398	First Hawaiian, Inc.	9

1,193	First Horizon National Corp.	16

593	First Republic Bank	52

1,194	FNB Corp.	12

3,991	Huntington Bancshares, Inc.	48

120,772	JPMorgan Chase & Co.	11,789

3,850	KeyCorp	57

528	M&T Bank Corp.	76

453	PacWest Bancorp	15

1,362	People’s United Financial, Inc.	20

1,462	Pinnacle Financial Partners, Inc.	67

1,693	PNC Financial Services Group, Inc.	198

43,968	Popular, Inc.	2,076

246	Prosperity Bancshares, Inc.	15

4,016	Regions Financial Corp.	54

1,457	Signature Bank	150

824	Sterling Bancorp/DE	14

1,693	SunTrust Banks, Inc.	85

1,704	SVB Financial Group (a)	324

752	Synovus Financial Corp.	24

610	TCF Financial Corp.	12

1,302	Texas Capital Bancshares, Inc. (a)	67

5,608	U.S. Bancorp	256

810	Umpqua Holdings Corp.	13

337	Webster Financial Corp.	17

27,584	Wells Fargo & Co.	1,271

2,559	Western Alliance Bancorp (a)	101

206	Wintrust Financial Corp.	14

51,308	Zions Bancorp	2,090

		33,566

	Beverages — 1.35%

2,221	Brown-Forman Corp., Class – A	105

11,280	Brown-Forman Corp., Class – B	537

13,235	Constellation Brands, Inc., Class – A	2,128

7,338	Keurig Dr Pepper, Inc.	188

632	Molson Coors Brewing Co., Class – B	35

15,982	Monster Beverage Corp. (a)	787

51,543	PepsiCo, Inc.	5,695

129,639	The Coca-Cola Co.	6,139

		15,614

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology — 4.09%

61,559	AbbVie, Inc.	$5,675

1,944	Agios Pharmaceuticals, Inc. (a)	90

37,611	Alexion Pharmaceuticals, Inc. (a)	3,662

6,290	Alkermes PLC (a)	186

3,261	Alnylam Pharmaceuticals, Inc. (a)	238

44,536	Amgen, Inc.	8,669

17,452	Biogen Idec, Inc. (a)	5,252

38,535	BioMarin Pharmaceutical, Inc. (a)	3,281

1,516	Bluebird Bio, Inc. (a)	150

46,290	Celgene Corp. (a)	2,967

4,741	Exact Sciences Corp. (a)	299

11,991	Exelixis, Inc. (a)	236

90,449	Gilead Sciences, Inc.	5,658

7,169	Incyte Corp. (a)	456

5,096	Ionis Pharmaceuticals, Inc. (a)	275

3,643	Neurocrine Biosciences, Inc. (a)	260

3,220	Regeneron Pharmaceuticals, Inc. (a)	1,203

1,867	Sage Therapeutics, Inc. (a)	179

2,708	Sarepta Therapeutics, Inc. (a)	296

4,372	Seattle Genetics, Inc. (a)	248

1,581	Tesaro, Inc. (a)	117

158	United Therapeutics Corp. (a)	17

48,396	Vertex Pharmaceuticals, Inc. (a)	8,019

		47,433

	Building Products — 0.12%

5,812	A.O. Smith Corp.	248

3,159	Allegion PLC	252

1,842	Armstrong World Industries, Inc.	107

2,613	Fortune Brands Home & Security, Inc.	99

3,369	Johnson Controls International PLC	100

1,333	Lennox International, Inc.	292

8,983	Masco Corp.	263

403	Owens Corning, Inc.	18

3,280	Resideo Technologies, Inc. (a)	67

301	USG Corp.	13

		1,459

	Capital Markets — 2.23%

196	Affiliated Managers Group, Inc.	19

1,344	Ameriprise Financial, Inc.	140

3,372	Bank of New York Mellon Corp.	159

1,006	BGC Partners, Inc., Class – A	5

450	BlackRock, Inc., Class – A	177

4,143	CBOE Holdings, Inc.	405

2,848	CME Group, Inc.	536

3,186	E*Trade Financial Corp.	140

4,727	Eaton Vance Corp.	166

1,653	Evercore Partners, Inc., Class – A	118

1,481	FactSet Research Systems, Inc.	296

1,147	Franklin Resources, Inc.	34

14,649	Goldman Sachs Group, Inc.	2,447

2,666	Interactive Brokers Group, Inc., Class – A	146

12,923	IntercontinentalExchange Group, Inc.	973

1,478	Invesco Ltd.	25

4,377	Lazard Ltd., Class – A	162

Shares	Security Description	Value (000)

	Capital Markets (continued)

316	Legg Mason, Inc.	$8

3,613	LPL Financial Holdings, Inc.	221

1,499	MarketAxess Holdings, Inc.	317

6,733	Moody’s Corp.	943

4,486	Morgan Stanley	178

6,943	Morningstar, Inc.	763

3,470	MSCI, Inc. Common	512

31,273	Northern Trust Corp.	2,614

1,910	Raymond James Financial, Inc.	142

46,281	S&P Global, Inc.	7,866

5,457	SEI Investments Co.	252

2,211	State Street Corp.	139

35,771	T. Rowe Price Group, Inc.	3,303

11,359	TD Ameritrade Holding Corp.	556

48,588	The Charles Schwab Corp.	2,018

421	The Nasdaq OMX Group, Inc.	34

1,449	Virtu Financial, Inc., Class – A	37

		25,851

	Chemicals — 0.96%

811	Air Products & Chemicals, Inc.	130

17,099	Albemarle Corp.	1,317

230	Ashland Global Holdings, Inc.	16

3,704	Axalta Coating Systems Ltd. (a)	87

226	Cabot Corp.	10

3,690	Celanese Corp., Series A	332

849	CF Industries Holdings, Inc.	37

8,470	DowDuPont, Inc.	453

514	Eastman Chemical Co.	38

5,164	Ecolab, Inc.	761

2,422	FMC Corp.	179

805	Huntsman Corp.	16

2,140	International Flavors & Fragrances, Inc.	287

14,188	Linde PLC	2,214

36,198	LyondellBasell Industries N.V., Class – A	3,010

306	NewMarket Corp.	126

619	Olin Corp.	12

4,963	Platform Specialty Products Corp. (a)	51

1,434	PPG Industries, Inc.	147

1,345	RPM International, Inc.	79

7,214	The Chemours Co.	204

1,279	The Mosaic Co.	37

953	The Scotts Miracle-Gro Co.	59

3,380	The Sherwin-Williams Co.	1,329

706	Valvoline, Inc.	14

2,148	W.R. Grace & Co.	139

1,354	Westlake Chemical Corp.	90

		11,174

	Commercial Services & Supplies — 0.29%

174	ADT, Inc.	1

3,523	Cintas Corp.	592

191	Clean Harbors, Inc. (a)	9

8,290	Copart, Inc. (a)	396

14,534	KAR Auction Services, Inc.	694

1,307	Republic Services, Inc., Class – A	94

5,928	Rollins, Inc.	214

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Commercial Services & Supplies (continued)

311	Stericycle, Inc. (a)	$11

15,024	Waste Management, Inc.	1,338

		3,349

	Communications Equipment — 0.82%

2,308	Arista Networks, Inc. (a)	486

626	Arris International PLC (a)	19

125,173	Cisco Systems, Inc.	5,423

704	Commscope Holding, Inc. (a)	12

179	EchoStar Corp., Class – A (a)	7

16,563	F5 Networks, Inc. (a)	2,684

1,244	Juniper Networks, Inc.	33

1,267	Motorola Solutions, Inc.	146

3,627	Palo Alto Networks, Inc. (a)	683

752	Ubiquiti Networks, Inc.	75

		9,568

	Construction & Engineering — 0.01%

589	AECOM Technology Corp. (a)	16

80	Arcosa, Inc. (a)	2

525	Fluor Corp.	17

472	Jacobs Engineering Group, Inc.	28

2,153	Quanta Services, Inc.	64

83	Valmont Industries, Inc.	9

		136

	Construction Materials — 0.09%

1,594	Eagle Materials, Inc., Class – A	97

2,373	Martin Marietta Materials, Inc.	408

4,950	Vulcan Materials Co.	489

		994

	Consumer Finance — 0.43%

1,541	Ally Financial, Inc.	35

20,377	American Express Co.	1,942

3,114	Capital One Financial Corp.	235

425	Credit Acceptance Corp. (a)	162

38,623	Discover Financial Services	2,279

972	Navient Corp.	9

286	OneMain Holdings, Inc. (a)	7

949	Santander Consumer USA Holdings, Inc.	17

1,607	SLM Corp. (a)	13

12,036	Synchrony Financial	282

		4,981

	Containers & Packaging — 0.13%

230	AptarGroup, Inc.	22

30	Ardagh Group SA	—

3,577	Avery Dennison Corp.	320

1,234	Ball Corp.	57

335	Bemis Company, Inc.	15

2,754	Berry Plastics Group, Inc. (a)	131

5,211	Crown Holdings, Inc. (a)	217

2,667	Graphic Packaging Holding Co.	28

3,123	International Paper Co.	126

593	Owens-Illinois, Inc. (a)	10

3,820	Packaging Corporation of America	319

3,781	Sealed Air Corp.	132

Shares	Security Description	Value (000)

	Containers & Packaging (continued)

1,437	Silgan Holdings	$34

368	Sonoco Products Co.	20

926	WestRock Co.	35

		1,466

	Distributors — 0.03%

529	Genuine Parts Co.	51

3,076	LKQ Corp. (a)	73

1,606	Pool Corp.	239

		363

	Diversified Consumer Services — 0.26%

1,924	Bright Horizons Family Solutions, Inc. (a)	214

2,783	Frontdoor, Inc. (a)	74

15	Graham Holdings Co.	10

1,941	Grand Canyon Education, Inc. (a)	187

85,294	H&R Block, Inc.	2,163

3,516	Service Corporation International	142

5,551	ServiceMaster Global Holdings, Inc. (a)	204

		2,994

	Diversified Financial Services — 0.55%

719	AXA Equitable Holdings, Inc.	12

31,141	Berkshire Hathaway, Inc., Class – B (a)	6,358

1,093	Jefferies Financial Group, Inc.	19

942	Voya Financial, Inc.	38

		6,427

	Diversified Telecommunication Services — 0.30%

48,726	AT&T, Inc.	$1,391

3,485	CenturyLink, Inc.	53

32,552	Verizon Communications, Inc.	1,829

9,017	Zayo Group Holdings, Inc. (a)	206

		3,479

	Electric Utilities — 0.32%

843	Alliant Energy Corp.	36

1,799	American Electric Power, Inc.	134

40,493	Avangrid, Inc.	2,027

2,601	Duke Energy Corp.	224

1,158	Edison International	66

659	Entergy Corp.	57

987	Evergy, Inc.	56

1,154	Eversource Energy	75

3,518	Exelon Corp.	159

1,771	FirstEnergy Corp.	67

400	Hawaiian Electric Industries, Inc.	15

1,759	NextEra Energy, Inc.	306

726	OGE Energy Corp.	28

1,885	PG&E Corp. (a)	45

407	Pinnacle West Capital Corp.	35

2,655	PPL Corp.	75

3,793	The Southern Co.	167

1,854	Xcel Energy, Inc.	91

		3,663

	Electrical Equipment — 0.44%

147	Acuity Brands, Inc.	17

2,465	AMETEK, Inc.	167

1,593	Eaton Corp. PLC	109

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electrical Equipment (continued)

61,180	Emerson Electric Co.	$3,656

119	GrafTech International Ltd.	1

1,576	Hubbell, Inc.	157

595	nVent Electric PLC	13

160	Regal-Beloit Corp.	11

4,907	Rockwell Automation, Inc.	738

4,031	Sensata Technologies Holding PLC (a)	181

		5,050

	Electronic Equipment, Instruments & Components — 0.25%

11,935	Amphenol Corp., Class – A	967

317	Arrow Electronics, Inc. (a)	22

432	Avnet, Inc.	16

5,892	CDW Corporation of Delaware	478

6,762	Cognex Corp.	261

691	Coherent, Inc. (a)	73

2,907	Corning, Inc.	88

233	Dolby Laboratories, Inc., Class – A	14

818	FLIR Systems, Inc.	36

1,473	IPG Photonics Corp. (a)	167

609	Jabil Circuit, Inc.	15

682	Keysight Technologies, Inc. (a)	42

839	Littelfuse, Inc.	144

3,739	National Instruments Corp.	170

908	Trimble Navigation Ltd. (a)	30

2,157	Zebra Technologies Corp., Class – A (a)	343

		2,866

	Energy Equipment & Services — 0.12%

294	Apergy Corp. (a)	8

1,834	Baker Hughes, Inc.	39

34,979	Halliburton Co.	930

393	Helmerich & Payne, Inc.	19

561	Nabors Industries Ltd.	1

1,414	National Oilwell Varco, Inc.	36

811	Patterson-UTI Energy, Inc.	8

376	RPC, Inc.	4

10,996	Schlumberger Ltd.	397

1,586	Transocean Ltd. (a)	11

1,637	Weatherford International PLC (a)	1

		1,454

	Entertainment — 2.56%

83,125	Activision Blizzard, Inc.	3,871

396	Cinemark Holdings, Inc.	14

12,062	Electronic Arts, Inc. (a)	952

41	Liberty Media Group, Class – A (a)	1

727	Liberty Media Group, Class – C (a)	22

327	Lions Gate Entertainment Corp., Class – A	5

854	Lions Gate Entertainment Corp., Class – B	13

5,627	Live Nation Entertainment, Inc. (a)	277

54,888	Netflix, Inc. (a)	14,692

2,846	Take-Two Interactive Software, Inc. (a)	293

128	The Madison Square Garden Co., Class – A (a)	34

84,660	The Walt Disney Co.	9,284

3,806	Twenty-First Century Fox, Inc.	183

Shares	Security Description	Value (000)

	Entertainment (continued)

1,781	Twenty-First Century Fox, Inc., Class – B	$85

16	Viacom, Inc., Class – A	—

1,287	Viacom, Inc., Class – B	33

2,850	Zynga, Inc. (a)	11

		29,770

	Equity Real Estate Investment Trusts — 2.01%

666	Alexandria Real Estate Equities, Inc.	77

501	American Campus Communities, Inc.	21

953	American Homes 4 Rent, Class – A	19

25,709	American Tower Corp.	4,068

569	Apartment Investment & Management Co., Class – A	25

803	Apple Hospitality REIT, Inc.	11

503	AvalonBay Communities, Inc.	88

563	Boston Properties, Inc.	63

655	Brandywine Realty Trust	8

1,113	Brixmor Property Group, Inc.	16

582	Brookfield Property REIT, Inc., Class – A	9

323	Camden Property Trust	28

1,811	Colony Capital, Inc.	8

441	Columbia Property Trust, Inc.	9

1,504	Coresite Realty Corp.	131

385	Corporate Office Properties Trust	8

31,116	Crown Castle International Corp.	3,380

683	CubeSmart	20

381	CyrusOne, Inc.	20

749	Digital Realty Trust, Inc.	80

591	Douglas Emmett, Inc.	20

1,300	Duke Realty Corp.	34

513	Empire State Realty Trust, Inc., Class – A	7

271	EPR Properties	17

3,216	Equinix, Inc.	1,134

435	Equity Commonwealth	13

3,459	Equity Lifestyle Properties, Inc.	336

1,308	Equity Residential	86

240	Essex Property Trust, Inc.	59

28,732	Extra Space Storage, Inc.	2,600

266	Federal Realty Investment Trust	31

3,420	Gaming & Leisure Properties, Inc.	111

1,714	HCP, Inc.	48

759	Healthcare Trust of America, Inc., Class – A	19

375	Highwoods Properties, Inc.	15

602	Hospitality Properties Trust	14

2,668	Host Hotels & Resorts, Inc.	44

1,119	Hudson Pacific Property, Inc.	33

1,088	Invitation Homes, Inc.	22

1,034	Iron Mountain, Inc.	34

387	JBG SMITH Properties	13

353	Kilroy Realty Corp.	22

1,481	Kimco Realty Corp.	22

3,111	Lamar Advertising Co., Class – A	215

537	Liberty Property Trust	22

260	Life Storage, Inc.	24

1,336	Medical Properties Trust, Inc.	21

413	Mid-America Apartment Communities, Inc.	40

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

569	National Retail Properties, Inc.	$28

1,290	OMEGA Healthcare Investors, Inc.	45

515	Outfront Media, Inc.	9

771	Paramount Group, Inc.	10

740	Parks Hotels & Resorts, Inc.	19

2,283	Prologis, Inc.	134

18,573	Public Storage	3,760

476	Rayonier, Inc.	13

1,057	Realty Income Corp.	67

553	Regency Centers Corp.	32

816	Retail Properties of America, Inc., Class – A	9

25	Retail Value, Inc.	1

4,619	SBA Communications Corp. (a)	748

873	Senior Housing Properties Trust	10

27,517	Simon Property Group, Inc.	4,624

576	SITE Centers Corp.	6

304	SL Green Realty Corp.	24

317	Spirit Realty Capital, Inc.	11

674	Store Capital Corp.	19

303	Sun Communities, Inc.	31

2,372	Taubman Centers, Inc.	108

495	The Macerich Co.	21

967	UDR, Inc.	38

613	Uniti Group, Inc.	10

1,297	Ventas, Inc.	76

3,531	VEREIT, Inc.	25

1,459	VICI Properties, Inc.	27

628	Vornado Realty Trust	39

443	Weingarten Realty Investors	11

1,356	Welltower, Inc.	94

2,760	Weyerhaeuser Co.	60

576	WP Carey, Inc.	38

		23,292

	Food & Staples Retailing — 1.37%

134	Casey’s General Stores, Inc.	17

41,896	Costco Wholesale Corp.	8,534

4,837	Sprouts Farmers Market, Inc. (a)	114

59,798	Sysco Corp.	3,747

2,891	The Kroger Co.	80

1,235	US Foods Holding Corp. (a)	39

41,529	Walgreens Boots Alliance, Inc.	2,838

5,281	Wal-Mart Stores, Inc.	492

		15,861

	Food Products — 0.37%

2,036	Archer-Daniels-Midland Co.	83

513	Bunge Ltd.	27

5,194	Campbell Soup Co.	171

1,705	ConAgra Foods, Inc.	36

675	Flowers Foods, Inc.	12

3,168	General Mills, Inc.	123

5,267	Hershey Co.	566

1,004	Hormel Foods Corp.	43

258	Ingredion, Inc.	24

5,375	Kellogg Co.	306

Shares	Security Description	Value (000)

	Food Products (continued)

30,619	Lamb Weston Holding, Inc.	$2,253

668	McCormick & Company, Inc.	93

5,282	Mondelez International, Inc., Class – A	211

87	Pilgrim’s Pride Corp. (a)	1

1,565	Post Holdings, Inc. (a)	139

1	Seaboard Corp.	4

357	The Hain Celestial Group, Inc. (a)	6

407	The J.M. Smucker Co.	38

2,197	The Kraft Heinz Co.	95

202	TreeHouse Foods, Inc. (a)	10

1,060	Tyson Foods, Inc., Class – A	57

		4,298

	Gas Utilities — 0.01%

397	Atmos Energy Corp.	37

299	National Fuel Gas Co.	15

630	UGI Corp.	34

		86

	Health Care Equipment & Supplies — 1.93%

6,336	Abbott Laboratories	458

1,703	Abiomed, Inc. (a)	554

3,200	Align Technology, Inc. (a)	670

3,924	Baxter International, Inc.	258

1,850	Becton, Dickinson & Co.	417

44,089	Boston Scientific Corp. (a)	1,558

1,547	Cantel Medical Corp.	115

2,287	Danaher Corp.	236

810	Dentsply Sirona, Inc.	30

3,567	Dexcom, Inc. (a)	427

18,949	Edwards Lifesciences Corp. (a)	2,903

1,748	Hill-Rom Holdings, Inc.	155

989	Hologic, Inc. (a)	41

641	ICU Medical, Inc. (a)	147

6,905	IDEXX Laboratories, Inc. (a)	1,284

2,403	Insulet Corp. (a)	191

2,361	Integra LifeSciences Holdings Corp. (a)	106

9,754	Intuitive Surgical, Inc. (a)	4,672

22,280	Masimo Corp. (a)	2,392

21,865	Medtronic PLC	1,989

1,260	Penumbra, Inc. (a)	154

5,614	ResMed, Inc.	639

305	Steris PLC	33

13,829	Stryker Corp.	2,168

487	Teleflex, Inc.	126

441	The Cooper Companies, Inc.	112

3,746	Varian Medical Systems, Inc. (a)	424

825	West Pharmaceutical Services, Inc.	81

751	Zimmer Holdings, Inc.	78

		22,418

	Health Care Providers & Services — 2.08%

322	Acadia Healthcare Company, Inc. (a)	8

6,279	AmerisourceBergen Corp.	467

963	Anthem, Inc.	253

1,133	Cardinal Health, Inc.	51

7,326	Centene Corp. (a)	845

638	Chemed Corp.	181

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Providers & Services (continued)

5,225	Cigna Corp.	$992

8,326	CVS Caremark Corp.	546

2,864	DaVita Healthcare Partners, Inc. (a)	147

34,753	Encompass Health Corp.	2,144

8,267	HCA Holdings, Inc.	1,029

1,452	Henry Schein, Inc. (a)	114

5,311	Humana, Inc.	1,521

591	Laboratory Corporation of America Holdings (a)	75

1,685	McKesson Corp.	186

344	MEDNAX, Inc. (a)	11

2,169	Molina Heathcare, Inc. (a)	252

728	Premier, Inc., Class – A (a)	27

502	Quest Diagnostics, Inc.	42

59,245	UnitedHealth Group, Inc.	14,759

309	Universal Health Services, Inc., Class – B	36

1,862	WellCare Health Plans, Inc. (a)	440

		24,126

	Health Care Technology — 0.08%

1,636	athenahealth, Inc. (a)	216

6,327	Cerner Corp. (a)	332

4,895	Veeva Systems, Inc. (a)	437

		985

	Hotels, Restaurants & Leisure — 1.92%

890	Aramark	26

2,191	Caesars Entertainment Corp. (a)	15

1,478	Carnival Corp., Class – A	73

5,157	Chipotle Mexican Grill, Inc. (a)	2,227

1,418	Choice Hotels International, Inc.	102

2,711	Darden Restaurants, Inc.	271

10,516	Domino’s Pizza, Inc.	2,608

3,255	Dunkin’ Brands Group, Inc.	209

4,913	Extended Stay America, Inc.	76

3,949	Hilton Grand Vacations (a)	104

11,156	Hilton Worldwide Holdings, Inc.	801

158	Hyatt Hotels Corp., Class – A	11

373	International Game Technology PLC	5

9,290	Las Vegas Sands Corp.	484

48,059	Marriott International, Inc., Class – A	5,216

26,503	McDonald’s Corp.	4,705

3,531	MGM Resorts International	86

804	Norwegian Cruise Line Holdings Ltd. (a)	34

607	Royal Caribbean Cruises Ltd.	59

2,911	Six Flags Entertainment Corp.	162

49,699	Starbucks Corp.	3,200

7,683	The Wendy’s Co.	120

1,639	Vail Resorts, Inc.	346

4,007	Wyndham Hotels & Resorts, Inc.	182

4,028	Wyndham Worldwide Corp.	144

4,094	Wynn Resorts Ltd.	405

2,359	Yum China Holdings, Inc.	79

4,609	YUM! Brands, Inc.	424

		22,174

	Household Durables — 0.11%

8,761	D.R. Horton, Inc.	304

Shares	Security Description	Value (000)

	Household Durables (continued)

422	Garmin Ltd.	$27

483	Leggett & Platt, Inc.	17

6,730	Lennar Corp., Class – A	263

322	Lennar Corp., Class – B	10

227	Mohawk Industries, Inc. (a)	27

1,599	Newell Rubbermaid, Inc.	30

129	NVR, Inc. (a)	314

3,999	PulteGroup, Inc.	104

1,847	Tempur Sealy International, Inc. (a)	76

3,174	Toll Brothers, Inc.	105

231	Whirlpool Corp.	25

		1,302

	Household Products — 0.55%

8,396	Church & Dwight Co., Inc.	552

9,027	Colgate-Palmolive Co.	537

31,241	Energizer Holdings, Inc.	1,411

12,441	Kimberly-Clark Corp.	1,418

743	Spectrum Brands Holdings, Inc.	31

4,609	The Clorox Co.	710

18,690	The Procter & Gamble Co.	1,718

		6,377

	Independent Power and Renewable Electricity Producers — 0.01%

1,104	NRG Energy, Inc., Class – C	44

2,409	The AES Corp.	35

1,493	Vistra Energy Corp. (a)	34

		113

	Industrial Conglomerates — 0.89%

19,647	3M Co.	3,744

217	Carlisle Companies, Inc.	22

31,444	General Electric Co.	238

45,928	Honeywell International, Inc.	6,067

1,054	Roper Industries, Inc.	281

		10,352

	Insurance — 1.26%

2,787	Aflac, Inc.	127

113	Alleghany Corp.	70

18,054	Allstate Corp.	1,492

24,359	American Financial Group, Inc.	2,205

8,030	American International Group, Inc.	316

12	American National Insurance Co.	2

9,892	Aon PLC	1,438

3,678	Arch Capital Group Ltd. (a)	99

657	Arthur J. Gallagher & Co.	48

220	Aspen Insurance Holdings Ltd.	9

193	Assurant, Inc.	17

394	Assured Guaranty Ltd.	15

579	Athene Holding Ltd. (a)	23

617	AXIS Capital Holdings Ltd.	32

444	Brighthouse Financial, Inc. (a)	14

82,794	Brown & Brown, Inc.	2,282

1,690	Chubb Ltd.	218

560	Cincinnati Financial Corp.	43

46	CNA Financial Corp.	2

793	Erie Indemnity Co., Class – A	106

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Insurance (continued)

708	Everest Re Group Ltd.	$155

400	First American Financial Corp.	18

962	FNF Group	30

156	Hanover Insurance Group, Inc.	18

1,303	Hartford Financial Services Group, Inc.	58

796	Lincoln National Corp.	41

1,013	Loews Corp.	46

93	Markel Corp. (a)	97

10,571	Marsh & McLennan Companies, Inc.	843

103	Mercury General Corp.	5

3,081	MetLife, Inc.	127

1,031	Old Republic International Corp.	21

1,030	Principal Financial Group, Inc.	45

1,531	Prudential Financial, Inc.	125

232	Reinsurance Group of America	33

257	RenaissanceRe Holdings Ltd.	34

66,377	The Progressive Corp.	4,005

2,958	The Travelers Companies, Inc.	354

391	Torchmark Corp.	29

755	Unum Group	22

346	W.R. Berkley Corp.	26

11	White Mountains Insurance Group Ltd.	9

479	Willis Towers Watson PLC	73

		14,772

	Interactive Media & Services — 7.41%

24,029	Alphabet, Inc., Class – A (a)	25,109

24,493	Alphabet, Inc., Class – C (a)	25,366

177,236	Facebook, Inc., Class – A (a)	23,234

2,994	Interactive Corp. (a)	548

57,504	Match Group, Inc.	2,459

203,306	Tencent Holdings Ltd., ADR	8,024

4,078	TripAdvisor, Inc. (a)	220

28,765	Twitter, Inc. (a)	827

1,704	Zillow Group, Inc., Class – A (a)	54

3,511	Zillow Group, Inc., Class – C (a)	111

		85,952

	Internet & Direct Marketing Retail — 5.26%

54,088	Alibaba Group Holding Ltd., ADR (a)	7,414

30,952	Amazon.com, Inc. (a)	46,489

3,099	Booking Holdings, Inc. (a)	5,338

11,018	eBay, Inc. (a)	309

4,806	Expedia, Inc.	541

26,606	Farfetch Ltd., Class – A (a)	471

3,587	GrubHub, Inc. (a)	276

1,551	Qurate Retail, Inc. (a)	30

2,265	Wayfair, Inc., Class – A (a)	204

		61,072

	IT Services — 7.21%

48,699	Accenture PLC, Class – A	6,867

6,210	Akamai Technologies, Inc. (a)	379

1,916	Alliance Data Systems Corp.	288

529	Amdocs Ltd.	31

17,792	Automatic Data Processing, Inc.	2,333

5,799	Black Knight, Inc. (a)	261

Shares	Security Description	Value (000)

	IT Services (continued)

5,217	Booz Allen Hamilton Holding Corp.	$235

28,727	Broadridge Financial Solutions, Inc.	2,765

62,440	Cognizant Technology Solutions Corp.	3,964

710	Conduent, Inc. (a)	8

2,193	CoreLogic, Inc. (a)	73

1,023	DXC Technology Co.	54

2,085	EPAM Systems, Inc. (a)	242

1,036	Euronet Worldwide, Inc. (a)	106

2,190	Fidelity National Information Services, Inc.	225

21,928	First Data Corp. (a)	371

16,424	Fiserv, Inc. (a)	1,207

3,510	FleetCor Technologies, Inc. (a)	652

3,526	Gartner Group, Inc. (a)	451

2,220	Genpact Ltd.	60

6,408	Global Payments, Inc.	661

6,375	GoDaddy, Inc., Class – A (a)	418

27,742	International Business Machines Corp.	3,153

3,063	Jack Henry & Associates, Inc.	388

521	Leidos Holdings, Inc.	27

112,922	MasterCard, Inc., Class – A	21,302

3,525	Okta, Inc. (a)	225

12,969	Paychex, Inc.	845

88,155	PayPal Holdings, Inc. (a)	7,413

9,364	Sabre Corp.	203

37,417	Square, Inc., Class – A (a)	2,099

954	Switch, Inc., Class – A	7

3,726	Teradata Corp. (a)	143

7,255	Total System Services, Inc.	590

2,941	Twilio, Inc., Class – A (a)	263

8,291	VeriSign, Inc. (a)	1,229

178,748	Visa, Inc., Class – A	23,583

5,899	Western Union Co.	101

1,669	WEX, Inc. (a)	234

1,997	Worldpay, Inc., Class – A (a)	153

		83,609

	Leisure Products — 0.05%

512	Brunswick Corp.	24

3,751	Hasbro, Inc.	304

4,080	Mattel, Inc. (a)	41

2,436	Polaris Industries, Inc.	187

		556

	Life Sciences Tools & Services — 1.69%

1,175	Agilent Technologies, Inc.	79

8,917	Bio-Rad Laboratories, Inc., Class – A (a)	2,071

1,531	Bio-Techne Corp.	222

2,053	Bruker Biosciences Corp.	61

3,691	Charles River Laboratories International, Inc. (a)	418

30,415	Illumina, Inc. (a)	9,122

594	IQVIA Holdings, Inc. (a)	69

994	Mettler-Toledo International, Inc. (a)	562

401	PerkinElmer, Inc.	31

2,239	PRA Health Sciences, Inc. (a)	206

808	Qiagen N.V. (a)	28

17,096	Thermo Electron Corp.	3,826

15,621	Waters Corp. (a)	2,947

		19,642

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Machinery — 1.16%

247	AGCO Corp.	$14

57,071	Allison Transmission Holdings, Inc.	2,506

21,740	Caterpillar, Inc.	2,764

321	Colfax Corp. (a)	7

188	Crane Co.	14

2,601	Cummins, Inc.	348

13,095	Deere & Co.	1,953

4,988	Donaldson Company, Inc.	216

536	Dover Corp.	38

481	Flowserve Corp.	18

11,451	Fortive Corp.	775

2,023	Gardner Denver Holdings, Inc. (a)	41

73	Gates Industrial Corp. PLC (a)	1

6,805	Graco, Inc.	285

2,965	IDEX Corp.	374

13,539	Illinois Tool Works, Inc.	1,715

5,690	Ingersoll-Rand PLC	519

322	ITT, Inc.	16

2,566	Lincoln Electric Holdings, Inc.	202

2,144	Nordson, Inc.	256

268	Oshkosh Corp.	16

1,251	PACCAR, Inc.	71

1,335	Parker Hannifin Corp.	199

576	Pentair PLC	22

208	Snap-on, Inc.	30

563	Stanley Black & Decker, Inc.	67

247	Terex Corp.	7

1,325	The Middleby Corp. (a)	136

256	The Timken Co.	10

4,044	The Toro Co.	226

540	Trinity Industries, Inc.	11

2,179	WABCO Holdings, Inc. (a)	234

1,464	Wabtec Corp.	103

5,353	Welbilt, Inc. (a)	59

4,379	Xylem, Inc.	292

		13,545

	Marine — 0.00%

221	Kirby Corp. (a)	15

	Media — 0.34%

1,871	AMC Networks, Inc. (a)	103

179	Cable One, Inc.	147

13,154	CBS Corp., Class – B	575

5,175	Charter Communications, Inc., Class – A (a)	1,474

17,400	Comcast Corp., Class – A	592

567	Discovery Communications, Inc., Class – A (a)	14

1,263	Discovery Communications, Inc., Class – C (a)	29

809	Dish Network Corp. (a)	20

372	GCI Liberty, Inc., Class – A (a)	15

168	John Wiley & Sons, Inc., Class – A	8

95	Liberty Broadband, Class – A (a)	7

379	Liberty Broadband, Class – C (a)	27

313	Liberty SiriusXM Group, Class – A (a)	12

610	Liberty SiriusXM Group, Class – C (a)	23

459	News Corp., Inc.	5

Shares	Security Description	Value (000)

	Media (continued)

1,409	News Corp., Inc., Class – A	$16

6,252	Omnicom Group, Inc.	458

52,493	Sirius XM Holdings, Inc.	300

3,138	The Interpublic Group of Companies, Inc.	65

325	Tribune Media Co., Class – A	15

		3,905

	Metals & Mining — 0.21%

687	Alcoa Corp. (a)	18

5,274	Freeport-McMoRan Copper & Gold, Inc.	54

1,942	Newmont Mining Corp.	67

1,160	Nucor Corp.	60

259	Reliance Steel & Aluminum Co.	18

1,235	Royal Gold, Inc.	106

3,352	Southern Copper Corp.	103

68,283	Steel Dynamics, Inc.	2,052

651	United States Steel Corp.	12

		2,490

	Mortgage Real Estate Investment Trusts — 0.01%

1,883	AGNC Investment Corp.	33

4,638	Annaly Capital Management, Inc.	45

690	Chimera Investment Corp.	12

1,659	MFA Financial, Inc.	11

1,334	New Residential Investment Corp.	19

958	Starwood Property Trust, Inc.	19

910	Two Harbors Investment Corp.	12

		151

	Multiline Retail — 0.61%

10,878	Dollar General Corp.	1,176

2,287	Dollar Tree, Inc. (a)	207

36,392	Kohl’s Corp.	2,414

11,637	Macy’s, Inc.	347

4,806	Nordstrom, Inc.	224

41,280	Target Corp.	2,727

		7,095

	Multi-Utilities — 0.07%

886	Ameren Corp.	58

1,794	CenterPoint Energy, Inc.	51

1,026	CMS Energy Corp.	51

1,135	Consolidated Edison, Inc.	87

2,376	Dominion Resources, Inc.	169

659	DTE Energy Co.	73

715	MDU Resources Group, Inc.	17

1,321	NiSource, Inc.	33

1,839	Public Service Enterprise Group, Inc.	96

519	SCANA Corp.	25

998	Sempra Energy	107

306	Vectren Corp.	22

1,150	WEC Energy Group, Inc.	80

		869

	Oil, Gas & Consumable Fuels — 2.22%

8,135	Anadarko Petroleum Corp.	357

5,654	Antero Resources Corp. (a)	53

2,280	Apache Corp.	60

13,064	Cabot Oil & Gas Corp.	292

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

680	Centennial Resource Development, Inc. (a)	$7

6,736	Cheniere Energy, Inc. (a)	399

3,345	Chesapeake Energy Corp. (a)	7

51,904	Chevron Corp.	5,647

856	Cimarex Energy Co.	53

781	CNX Resources Corp. (a)	9

1,646	Concho Resources, Inc. (a)	169

53,834	ConocoPhillips	3,357

1,878	Continental Resources, Inc. (a)	75

1,851	Devon Energy Corp.	42

1,511	Diamondback Energy, Inc.	140

16,878	EOG Resources, Inc.	1,472

978	EQT Corp.	18

783	Equitrans Midstream Corp. (a)	16

182	Extraction Oil & Gas, Inc. (a)	1

101,205	Exxon Mobil Corp.	6,902

966	Hess Corp.	39

590	HollyFrontier Corp.	30

6,918	Kinder Morgan, Inc.	106

2,014	Kosmos Energy Ltd. (a)	8

3,101	Marathon Oil Corp.	44

2,444	Marathon Petroleum Corp.	144

606	Murphy Oil Corp.	14

3,147	Newfield Exploration Co. (a)	46

1,748	Noble Energy, Inc.	33

34,655	Occidental Petroleum Corp.	2,127

7,687	ONEOK, Inc.	415

7,606	Parsley Energy, Inc., Class – A (a)	122

440	PBF Energy, Inc., Class – A	14

32,435	Phillips 66	2,794

4,001	Pioneer Natural Resources Co.	526

886	QEP Resources, Inc. (a)	5

783	Range Resources Corp.	7

415	SM Energy Co.	6

810	Targa Resources Corp.	29

4,432	The Williams Companies, Inc.	98

1,569	Valero Energy Corp.	118

334	Whiting Petroleum Corp. (a)	8

1,463	WPX Energy, Inc. (a)	17

		25,826

	Paper & Forest Products — 0.00%

233	Domtar Corp.	8

	Personal Products — 0.64%

1,697	Coty, Inc., Class – A	11

40,011	Herbalife Ltd. (a)	2,359

831	Nu Skin Enterprises, Inc., Class – A	51

38,503	The Estee Lauder Companies, Inc., Class – A	5,009

		7,430

	Pharmaceuticals — 3.96%

1,236	Allergan PLC	165

143,999	AstraZeneca PLC, ADR	5,469

151,098	Bristol-Myers Squibb Co.	7,854

1,628	Catalent, Inc. (a)	51

33,291	Eli Lilly & Co.	3,852

Shares	Security Description	Value (000)

	Pharmaceuticals (continued)

18,109	Jazz Pharmaceuticals PLC (a)	$2,245

78,653	Johnson & Johnson	10,150

65,392	Merck & Co., Inc.	4,997

1,871	Mylan N.V. (a)	51

6,418	Nektar Therapeutics (a)	211

465	Perrigo Co. PLC	18

150,281	Pfizer, Inc.	6,560

50,849	Zoetis, Inc.	4,350

		45,973

	Professional Services — 0.39%

1,425	CoStar Group, Inc. (a)	481

1,590	Equifax, Inc.	148

1,406	IHS Markit Ltd. (a)	67

239	ManpowerGroup, Inc.	15

1,299	Nielsen Holdings PLC	30

43,707	Robert Half International, Inc.	2,500

736	The Dun & Bradstreet Corp.	105

7,318	TransUnion Holding Company, Inc.	416

6,474	Versik Analytics, Inc., Class – A (a)	706

		4,468

	Real Estate Management & Development — 0.03%

6,805	CBRE Group, Inc., Class – A (a)	273

701	Howard Hughes Corp. (a)	68

165	Jones Lang LaSalle, Inc.	21

461	Realogy Holdings Corp.	7

		369

	Road & Rail — 0.73%

26	AMERCO, Inc.	9

17,172	CSX Corp.	1,066

663	Genesee & Wyoming, Inc., Class – A (a)	49

3,567	Hunt (JB) Transportation Services, Inc.	332

373	Kansas City Southern	36

476	Knight-Swift Transportation Holdings, Inc.	12

1,712	Landstar System, Inc.	164

1,029	Norfolk Southern Corp.	154

2,614	Old Dominion Freight Line, Inc.	323

194	Ryder System, Inc.	9

355	Schneider National, Inc.	7

45,726	Union Pacific Corp.	6,320

		8,481

	Semiconductors & Semiconductor Equipment — 2.71%

37,706	Advanced Micro Devices, Inc. (a)	696

3,469	Analog Devices, Inc.	298

40,508	Applied Materials, Inc.	1,326

24,467	Broadcom, Inc.	6,221

9,957	Cypress Semiconductor Corp.	127

303	First Solar, Inc. (a)	13

125,616	Intel Corp.	5,895

6,284	KLA-Tencor Corp.	562

6,386	Lam Research Corp.	870

7,487	Marvell Technology Group Ltd.	121

11,097	Maxim Integrated Products, Inc.	564

9,274	Microchip Technology, Inc.	667

37,629	Micron Technology, Inc. (a)	1,194

2,225	MKS Instruments, Inc.	144

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Semiconductors & Semiconductor Equipment (continued)

1,673	Monolithic Power Systems, Inc.	$194

49,931	NVIDIA Corp.	6,666

1,875	NXP Semiconductors N.V.	137

17,257	ON Semiconductor Corp. (a)	285

460	Qorvo, Inc. (a)	28

4,547	Qualcomm, Inc.	259

5,347	Skyworks Solutions, Inc.	358

1,629	Teradyne, Inc.	51

39,145	Texas Instruments, Inc.	3,699

1,738	Universal Display Corp.	163

4,480	Versum Materials, Inc.	124

10,262	Xilinx, Inc.	874

		31,536

	Software — 9.92%

2,223	2U, Inc. (a)	111

68,781	Adobe Systems, Inc. (a)	15,561

3,325	ANSYS, Inc. (a)	475

2,795	Aspen Technology, Inc. (a)	230

3,972	Atlassian Corp. PLC, Class – A (a)	353

7,566	Autodesk, Inc. (a)	973

11,100	Cadence Design Systems, Inc. (a)	483

5,109	CDK Global, Inc.	245

1,506	Ceridian HCM Holding, Inc. (a)	52

27,513	Citrix Systems, Inc.	2,819

1,207	Dell Technologies, Inc., Class – V (a)	97

2,874	Docusign, Inc. (a)	115

1,127	Fair Isaac Corp. (a)	211

5,144	FireEye, Inc. (a)	83

5,679	Fortinet, Inc. (a)	400

3,289	Guidewire Software, Inc. (a)	264

24,145	Intuit, Inc.	4,753

1,453	LogMeln, Inc.	119

2,714	Manhattan Associates, Inc.(a)	115

498,850	Microsoft Corp.	50,668

1,053	Nuance Communications, Inc. (a)	14

5,590	Nutanix, Inc., Class – A (a)	232

18,821	Oracle Corp.	850

2,039	Paycom Software, Inc. (a)	250

1,475	Pegasystems, Inc.	71

682	Pluralsight, Inc., Class – A (a)	16

2,069	Proofpoint, Inc. (a)	173

4,684	PTC, Inc. (a)	388

2,894	RealPage, Inc. (a)	139

31,342	Red Hat, Inc. (a)	5,505

2,738	RingCentral, Inc., Class – A (a)	226

97,552	Salesforce.com, Inc. (a)	13,362

16,152	ServiceNow, Inc. (a)	2,876

33,929	Splunk, Inc. (a)	3,557

7,879	SS&C Technologies Holdings, Inc.	355

2,256	Symantec Corp.	43

1,052	Synopsys, Inc. (a)	89

2,953	Tableau Software, Inc., Class – A (a)	354

1,219	The Ultimate Software Group, Inc. (a)	298

1,534	Tyler Technologies, Inc. (a)	285

Shares	Security Description	Value (000)

	Software (continued)

16,362	VMware, Inc., Class – A	$2,244

33,667	Workday, Inc., Class – A (a)	5,376

4,229	Zendesk, Inc. (a)	247

		115,077

	Specialty Retail — 2.79%

1,061	Advance Auto Parts, Inc.	167

206	AutoNation, Inc. (a)	7

951	AutoZone, Inc. (a)	797

41,815	Best Buy Co., Inc.	2,215

2,646	Burlington Stores, Inc. (a)	430

4,681	CarMax, Inc. (a)	294

288	Dick’s Sporting Goods, Inc.	9

1,987	Floor & Decor Holdings, Inc., Class – A (a)	51

428	Foot Locker, Inc.	23

1,264	Gap, Inc.	33

2,459	L Brands, Inc.	63

68,750	Lowe’s Companies, Inc.	6,349

1,298	Michaels Companies, Inc. The (a)	18

3,205	O’Reilly Automotive, Inc. (a)	1,104

134	Penske Automotive Group, Inc.	5

15,021	Ross Stores, Inc.	1,250

93,790	The Home Depot, Inc.	16,114

50,646	The TJX Companies, Inc.	2,266

1,225	Tiffany & Co.	99

4,983	Tractor Supply Co.	416

2,287	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	560

2,898	Urban Outfitters, Inc. (a)	96

1,007	Williams-Sonoma, Inc.	51

		32,417

	Technology Hardware, Storage & Peripherals — 4.79%

330,767	Apple, Inc.	52,176

5,517	Hewlett Packard Enterprise Co.	73

5,878	HP, Inc.	120

4,122	NCR Corp. (a)	95

10,473	NetApp, Inc.	625

6,769	Pure Storage, Inc., Class – A (a)	109

59,893	Seagate Technology Holdings, Inc.	2,311

1,092	Western Digital Corp.	40

821	Xerox Corp.	16

		55,565

	Textiles, Apparel & Luxury Goods — 1.71%

1,893	Carter’s, Inc.	155

246	Columbia Sportswear Co.	21

14,684	Hanesbrands, Inc.	184

65,791	Kering, ADR	3,077

14,471	Lululemon Athletica, Inc. (a)	1,760

3,203	Michael Kors Holdings Ltd. (a)	121

151,377	NIKE, Inc., Class – B	11,222

278	PVH Corp.	26

204	Ralph Lauren Corp.	21

2,812	Skechers USA, Inc., Class – A (a)	64

67,254	Tapestry, Inc.	2,270

5,930	Under Armour, Inc., Class – A (a)	105

6,060	Under Armour, Inc., Class – C (a)	98

10,346	V.F. Corp.	738

		19,862

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Thrifts & Mortgage Finance — 0.00%

1,758	New York Community Bancorp, Inc.	$17

81	TFS Financial Corp.	1

		18

	Tobacco — 0.36%

76,599	Altria Group, Inc.	3,783

5,750	Philip Morris International, Inc.	384

		4,167

	Trading Companies & Distributors — 0.35%

599	Air Lease Corp.	18

11,479	Fastenal Co.	600

2,551	HD Supply Holdings, Inc. (a)	96

916	MSC Industrial Direct Co., Inc., Class – A	70

3,287	United Rentals, Inc. (a)	337

876	Univar, Inc. (a)	16

9,880	W.W. Grainger, Inc.	2,790

1,085	Watsco, Inc.	151

175	WESCO International, Inc. (a)	8

		4,086

	Transportation Infrastructure — 0.00%

295	Macquarie Infrastructure Corp.	11

	Water Utilities — 0.01%

658	American Water Works Co., Inc.	60

655	Aqua America, Inc.	22

		82

	Wireless Telecommunication Services — 0.05%

2,385	Sprint Nextel Corp. (a)	14

363	Telephone & Data Systems, Inc.	12

8,568	T-Mobile USA, Inc. (a)	545

21	U.S. Cellular Corp. (a)	1

		572

	Total Common Stocks	1,042,666

Principal Amount (000)	Security Description	Value (000)

	U.S. Treasury Obligation — 0.01%

$60	U.S. Treasury Bill, 2.36%, 3/7/19 (b)(c)	$60

	Total U.S. Treasury Obligation	60

Shares

	Exchange-Traded Fund — 0.04%

3,179	iShares Russell 1000 ETF	441

	Total Exchange-Traded Fund	441

	Investment Company — 9.38%

108,923,702	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (d)	108,924

	Total Investment Company	108,924

	Total Investments (cost $931,586) — 99.24%	1,152,091
	Other assets in excess of liabilities — 0.76%	8,777

	Net Assets — 100.00%	$1,160,868

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on December 31, 2018.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Investments Corporation*	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	21.32%	68.49%	—	—	89.81%

U.S. Treasury Obligation	—	0.01%	—	—	0.01%

Exchange-Traded Fund	—	0.04%	—	—	0.04%

Investment Company	—	0.20%	8.28%	0.90%	9.38%

Other Assets (Liabilities)	0.05%	0.04%	0.67%	0.00%	0.76%

Total Net Assets	21.37%	68.78%	8.95%	0.90%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	407	3/15/19	$51,553	$1,868
E-Mini S&P 500 Future	435	3/15/19	54,488	2,433
E-Mini S&P Midcap 400 Future	48	3/15/19	7,978	277

			$114,019	$4,578

	Total Unrealized Appreciation			$4,578
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$4,578

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 93.40%

	Aerospace & Defense — 1.07%

9,000	CPI Aerostructures, Inc. (a)	$57

2,299	Cubic Corp.	124

1,610	Curtiss-Wright Corp.	164

118	Ducommun, Inc. (a)	4

15,044	Kratos Defense & Security Solutions, Inc. (a)	212

1,580	Maxar Technologies Ltd.	19

26	National Presto Industries, Inc.	3

1,403	Sparton Corp. (a)	26

850	Teledyne Technologies, Inc. (a)	176

3,535	Triumph Group, Inc.	41

7,353	Wesco Aircraft Holdings, Inc. (a)	58

		884

	Air Freight & Logistics — 0.05%

9,240	Radiant Logistics, Inc. (a)	39

	Airlines — 3.44%

15,770	American Airlines Group, Inc.	506

15,057	Azul SA, ADR (a)	417

4,205	Hawaiian Holdings, Inc.	111

15,456	JetBlue Airways Corp. (a)	248

16,427	Mesa Air Group, Inc. (a)	127

13,960	United Continental Holdings, Inc. (a)	1,169

50,007	Volaris Aviation Holding Co., ADR (a)	268

		2,846

	Auto Components — 0.84%

4,897	American Axle & Manufacturing Holdings, Inc. (a)	54

2,600	Cooper Tire & Rubber Co.	84

17,779	Dana Holding Corp.	242

7,079	Modine Manufacturing Co. (a)	77

2,120	Motorcar Parts of America, Inc. (a)	35

5,934	Shiloh Industries, Inc. (a)	35

5,587	Strattec Security Corp.	161

90	Tower International, Inc.	2

		690

	Banks — 5.77%

620	1st Constitution BanCorp	12

52	1st Source, Inc.	2

66	American National Bankshares, Inc.	2

11,900	Associated Banc-Corp.	236

880	Bank of Commerce Holdings	10

4,690	Banner Corp.	251

38	C&F Financial Corp.	2

1,020	CB Financial Services, Inc.	25

3,079	Centerstate Bank Corp.	65

56	Chemung Financial Corp.	2

92	CNB Financial Corp.	2

11,887	Columbia Banking System, Inc.	431

1,208	Community Bankers Trust Corp. (a)	9

340	Community Financial Corp. (The)	10

48	Community Trust Bancorp, Inc.	2

298	County Bancorp, Inc.	5

3,445	Cullen/Frost Bankers, Inc.	303

2,192	Enterprise Financial Services Corp.	82

Shares	Security Description	Value (000)

	Banks (continued)

2,337	Esquire Financial Holdings, Inc. (a)(b)	$51

104	Fidelity Southern Corp.	3

65	Financial Institutions, Inc.	2

95	First Bancorp	3

30,889	First BanCorp	266

731	First Business Financial Services, Inc.	14

7	First Citizens BancShares, Inc., Class – A	3

77	First Community Bancshares, Inc.	2

882	First Community Corp.	17

106	First Financial BanCorp	3

46	First Financial Corp.	2

1,634	First Financial Northwest, Inc.	25

11,739	First Horizon National Corp.	154

61	First Interstate BancSystem, Inc., Class – A	2

7,256	First Midwest Bancorp, Inc.	144

848	First Northwest BanCorp	13

735	First Savings Financial Group, Inc. (b)	38

3,171	First United Corp. (b)	50

46	Great Southern Bancorp, Inc.	2

63	Hancock Holding Co.	2

48	Heartland Financial USA, Inc.	2

15,411	Hope Bancorp, Inc.	183

148	Horizon Bancorp, Inc.	2

2,191	Iberiabank Corp.	141

116	Independent Bank Corp.	2

63	International Bancshares Corp.	2

6,730	Investors Bancorp, Inc.	70

148	Lakeland Bancorp, Inc.	2

50	National Bankshares, Inc.	2

61	Northrim BanCorp, Inc.	2

133	Old National Bancorp	2

2,304	Pacific Premier Bancorp, Inc. (a)	59

7,195	PacWest Bancorp	239

79	Peoples Bancorp, Inc.	2

5,762	Popular, Inc.	271

141	Premier Financial Bancorp, Inc.	2

14,170	Seacoast Banking Corporation of Florida (a)	369

309	Select BanCorp, Inc. (a)	4

102	Sierra Bancorp	2

936	Spirit of Texas Bancshares, Inc. (a)	21

5,061	Synovus Financial Corp.	162

6,923	TCF Financial Corp.	135

2,187	Texas Capital Bancshares, Inc. (a)	112

4,933	TriCo Bancshares	167

101	Triumph Bancorp, Inc. (a)	3

67	Trustmark Corp.	2

109	Umpqua Holdings Corp.	2

11,535	Webster Financial Corp.	570

		4,779

	Biotechnology — 3.67%

1,895	Acceleron Pharma, Inc. (a)	83

2,798	Aeglea BioTherapeutics, Inc. (a)	21

3,580	Aldeyra Therapeutics, Inc. (a)	30

41	Aptevo Therapeutics, Inc. (a)	—

4,243	Array BioPharma, Inc. (a)	60

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

1,727	Ascendis Pharma A/S, ADR (a)	$108

6,461	Calithera Biosciences, Inc. (a)	26

4,488	Catalyst Biosciences, Inc. (a)	35

9,769	Conatus Pharmaceuticals, Inc.	17

30,860	CTI BioPharma Corp. (a)	23

2,200	Emergent BioSolutions, Inc. (a)	130

2,348	Exact Sciences Corp. (a)	148

2,727	Fibrogen, Inc. (a)	126

1,583	Genomic Health, Inc. (a)	102

24,268	GTX, Inc.^ (a)	19

580	Ionis Pharmaceuticals, Inc. (a)	31

23,900	Kindred Biosciences, Inc. (a)	262

383	Ligand Pharmaceuticals, Inc., Class – B (a)	52

868	Loxo Oncology, Inc. (a)	122

519	Madrigal Pharmaceuticals, Inc. (a)	59

8,866	Myriad Genetics, Inc. (a)	258

3,603	Natera, Inc. (a)	50

1,780	Neurocrine Biosciences, Inc. (a)	127

26,996	NewLink Genetics Corp. (a)	41

638	Ovid Therapeutics, Inc. (a)	2

12,029	Pfenex, Inc. (a)	38

2,961	Proteostasis Therapeutics, Inc. (a)	10

9,942	Recro Pharma, Inc. (a)	71

5,180	Repligen Corp. (a)	273

560	Sage Therapeutics, Inc. (a)	54

5,441	Sangamo BioSciences, Inc. (a)	62

1,608	Seattle Genetics, Inc. (a)	91

890	Spark Therapeutics, Inc. (a)	35

860	Syndax Pharmaceuticals, Inc. (a)	4

5,443	Tesaro, Inc. (a)	403

4,694	Xoma Corp.^ (a)	59

		3,032

	Building Products — 1.34%

6,525	Gibraltar Industries, Inc. (a)	232

14,417	Jeld-Wen Holding, Inc. (a)	205

4,476	Masonite International Corp. (a)	201

3,267	NCI Building Systems, Inc. (a)	24

5,701	Trex Company, Inc. (a)	338

4,158	Universal Forest Products, Inc.	108

		1,108

	Capital Markets — 2.35%

7,147	Artisan Partners Asset Management, Inc., Class – A	158

878	Ashford, Inc. (a)	46

4,711	Blucora, Inc. (a)	126

10,000	Capital Southwest Corp.	192

15,375	Cowen Group, Inc., Class – A (a)	204

7,523	Greenhill & Co., Inc.	184

128	Hamilton Lane, Inc.	5

75	Houlihan Lokey, Inc.	3

5,102	LPL Financial Holdings, Inc.	311

3,287	Raymond James Financial, Inc.	244

21,800	Safeguard Scientifics, Inc. (a)	188

203	Silvercrest Asset Management Group, Inc.	3

Shares	Security Description	Value (000)

	Capital Markets (continued)

3,724	Stifel Financial Corp.	$154

6,729	Waddell & Reed Financial, Inc., Class – A	122

		1,940

	Chemicals — 2.09%

2,483	Albemarle Corp.	191

48	Cabot Corp.	2

28,180	Flotek Industries, Inc. (a)	31

6,548	FMC Corp.	484

158	Huntsman Corp.	3

1,735	Innophos Holdings, Inc.	43

11,977	Kraton Performance Polymers, Inc. (a)	262

4,062	Kronos Worldwide, Inc.	47

8,001	LSB Industries, Inc. (a)	44

669	NewMarket Corp.	276

18,733	Platform Specialty Products Corp. (a)	194

57	Stepan Co.	4

47	Trinseo SA	2

18,651	Tronox Ltd., Class – A	145

35	Westlake Chemical Corp.	2

		1,730

	Commercial Services & Supplies — 1.68%

2,734	ABM Industries, Inc.	88

325	ACCO Brands Corp.	2

28,905	Aqua Metals, Inc. (a)	53

9,512	ARC Document Solutions, Inc. (a)	19

7,424	CECO Environmental Corp. (a)	50

16,074	Covanta Holding Corp.	216

93	Ennis, Inc.	2

17,836	Essendant, Inc.	225

1,060	HNI Corp.	38

13,748	Interface, Inc.	196

3,329	McGrath RentCorp	171

2,173	Multi-Color Corp.	76

3,180	Quad Graphics, Inc.	39

14,122	Steelcase, Inc., Class – A	209

15	UniFirst Corp.	2

48	VSE Corp.	1

		1,387

	Communications Equipment — 1.12%

7,622	Acacia Communications, Inc. (a)	289

13,195	Aerohive Networks, Inc. (a)	43

3,032	Casa Systems, Inc. (a)	40

6,204	Ciena Corp. (a)	210

673	Clearfield, Inc. (a)	7

129	Comtech Telecommunications Corp.	3

682	DASAN Zhone Solutions, Inc. (a)	9

33,714	EMCORE Corp. (a)	142

2,560	Lumentum Holdings, Inc. (a)	108

18,100	PC-Telephone, Inc.	78

		929

	Construction & Engineering — 2.40%

1,546	Ameresco, Inc., Class – A (a)	22

38	Arcosa, Inc. (a)	1

3,625	Granite Construction, Inc.	146

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Construction & Engineering (continued)

35,921	KBR, Inc.	$545

10,714	MasTec, Inc. (a)	435

107	MYR Group, Inc. (a)	3

3,741	Orion Group Holdings, Inc. (a)	16

45,535	Tutor Perini Corp. (a)	727

9,043	Willscot Corp. (a)	85

		1,980

	Construction Materials — 0.57%

1,627	Eagle Materials, Inc., Class – A	99

32,249	Forterra, Inc. (a)	121

1,058	Martin Marietta Materials, Inc.	183

5,497	Summit Materials, Inc., Class – A (a)	68

		471

	Consumer Finance — 0.57%

68	Encore Capital Group, Inc. (a)	2

2,188	Enova International, Inc. (a)	43

2,149	Green Dot Corp., Class – A (a)	170

23,416	LendingClub Corp. (a)	62

43	Nelnet, Inc., Class – A	2

7,700	PRA Group, Inc. (a)	187

147	Santander Consumer USA Holdings, Inc.	3

		469

	Containers & Packaging — 0.77%

1,643	AptarGroup, Inc.	155

6,985	Berry Plastics Group, Inc. (a)	332

14,190	Graphic Packaging Holding Co.	151

		638

	Distributors — 0.16%

303	Core-Mark Holding Co., Inc.	7

830	Pool Corp.	123

		130

	Diversified Consumer Services — 1.76%

23,464	Career Education Corp. (a)	268

13,790	Chegg, Inc. (a)	392

2,890	Grand Canyon Education, Inc. (a)	278

4,266	K12, Inc. (a)	106

1,070	Regis Corp. (a)	18

2,913	Strategic Education, Inc.	330

1,697	Weight Watchers International, Inc. (a)	65

		1,457

	Diversified Financial Services — 0.39%

62	Banco Latinoamericano de Comercio Exterior SA, Class – E	1

9,830	Jefferies Financial Group, Inc.	171

99	Marlin Business Services Corp.	2

25,649	On Deck Capital, Inc. (a)	151

		325

	Diversified Telecommunication Services — 1.02%

10,951	Cogent Communications Group, Inc.	494

5,817	IDT Corp.	36

5,781	Intelsat SA (a)	124

136	Iridium Communications, Inc. (a)	3

22,600	ORBCOMM, Inc. (a)	187

		844

Shares	Security Description	Value (000)

	Electric Utilities — 0.18%

1,522	El Paso Electric Co.	$77

3,048	Genie Energy Ltd.	18

98	Hawaiian Electric Industries, Inc.	4

651	MGE Energy, Inc.	39

158	PNM Resources, Inc.	6

73	Portland General Electric Co.	3

		147

	Electrical Equipment — 0.61%

5,376	Bloom Energy Corp., Class – A^ (a)	54

2,961	Encore Wire Corp.	148

1,012	EnerSys	79

39,100	Orion Energy Systems, Inc.^ (a)	22

6,717	Sunrun, Inc. (a)	73

3,488	Vicor Corp. (a)	132

		508

	Electronic Equipment, Instruments & Components — 3.99%

4,828	Anixter International, Inc. (a)	262

75	Benchmark Electronics, Inc.	2

14,630	Celestica, Inc. (a)	128

34	Dolby Laboratories, Inc., Class – A	2

47	ePlus, Inc. (a)	3

3,045	Fabrinet (a)	157

23,705	Flextronics International Ltd. (a)	180

2,381	II-VI, Inc. (a)	77

4,068	Insight Enterprises, Inc. (a)	166

565	IPG Photonics Corp. (a)	64

12,832	Iteris, Inc. (a)	48

5,404	Itron, Inc. (a)	256

18,931	Jabil Circuit, Inc.	469

3,712	KEMET Corp.	65

131	Kimball Electronics, Inc. (a)	2

2,517	Littelfuse, Inc.	432

17,800	Maxwell Technologies, Inc.^ (a)	37

2,548	Methode Electronics, Inc.	59

1,066	Novanta, Inc. (a)	67

64	PC Connection, Inc.	2

3,113	PCM, Inc. (a)	55

10,500	Perceptron, Inc. (a)	85

37	Plexus Corp. (a)	2

4,416	Rogers Corp. (a)	437

59	Sanmina Corp. (a)	1

6,659	ScanSource, Inc. (a)	229

34	SYNNEX Corp.	3

22	Tech Data Corp. (a)	2

327	TTM Technologies, Inc. (a)	3

135	Vishay Intertechnology, Inc.	2

		3,297

	Energy Equipment & Services — 1.49%

20,600	Aspen Aerogels, Inc. (a)	44

9,200	Bristow Group, Inc.^ (a)	22

9,006	C&J Energy Services, Inc. (a)	121

9,713	Dawson Geophysical Co. (a)	33

1,846	Dril-Quip, Inc. (a)	55

24,531	Ensco PLC, Class – A, ADR	87

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Energy Equipment & Services — (continued)

97	Exterran Corp. (a)	$2

2,874	Franks International N.V. (a)	15

5,800	Gulf Island Fabrication, Inc. (a)	42

8,700	Helix Energy Solutions Group, Inc. (a)	47

2,548	Independence Contract Drilling, Inc. (a)	8

1,706	Mammoth Energy Services, Inc.	31

33,200	Mitcham Industries, Inc. (a)	85

23,208	Noble Corp. PLC (a)	61

6,964	PHI, Inc. (a)	13

21,561	Profire Energy, Inc. (a)	31

3,867	ProPetro Holding Corp. (a)	48

19,066	Smart Sand, Inc.^ (a)	42

4,777	Superior Energy Services, Inc. (a)	16

5,818	TechnipFMC PLC	114

30,661	Transocean Ltd. (a)	213

9,700	US Silica Holdings, Inc.	99

		1,229

	Entertainment — 0.51%

2,542	AMC Entertainment Holdings, Inc., Class – A	31

60,200	Ballantyne Strong, Inc. (a)	69

68,969	Global Eagle Entertainment, Inc. (a)	155

9,371	Lions Gate Entertainment Corp., Class – B	139

88	Marcus Corp.	3

1,600	Rosetta Stone, Inc. (a)	26

		423

	Equity Real Estate Investment Trusts — 2.07%

2,510	Alexander & Baldwin, Inc. (a)	46

492	Ashford Hospitality Trust	2

6,576	Bluerock Residential Growth REIT, Inc.	59

14,484	Cedar Realty Trust, Inc.	45

3,270	Clipper Realty, Inc.	43

11,932	Corporate Office Properties Trust	251

3,859	DiamondRock Hospitality Co.	35

3,301	EastGroup Properties, Inc.	303

6,984	Equity Commonwealth	210

4,283	Farmland Partners, Inc.	19

2,774	Gladstone Land Corp.	32

6,912	Global Medical REIT, Inc.	61

3,640	Global Net Lease, Inc.	64

2,387	Independence Realty Trust, Inc.	22

1,775	Industrial Logistics Property Trust	35

1,824	Innovative Industrial Properties, Inc.	83

2,100	Jernigan Capital, Inc.	42

4,539	Kite Realty Group Trust	64

354	Lexington Realty Trust	3

4,361	Monmouth Real Estate Investment Corp., Class – A	54

3,219	Pebblebrook Hotel Trust	91

6,230	Pennsylvania Real Estate Investment Trust	37

24	PS Business Parks, Inc.	3

128	RLJ Lodging Trust	2

5,602	Summit Hotel Properties, Inc.	55

10,364	Washington Prime Group, Inc.	50

		1,711

Shares	Security Description	Value (000)

	Food & Staples Retailing — 0.52%

2,494	Casey’s General Stores, Inc.	$320

3,386	Chefs’ Warehouse Holdings LLC (a)	108

		428

	Food Products — 0.69%

41	Cal-Maine Foods, Inc.	2

7,847	Darling Ingredients, Inc. (a)	151

33	Fresh Del Monte Produce, Inc.	1

4,840	Hostess Brands, Inc. (a)	53

2,504	J&J Snack Foods Corp.	362

39	John B. Sanfilippo & Son, Inc.	2

		571

	Gas Utilities — 0.59%

339	Chesapeake Utilities Corp.	28

38	Southwest Gas Corp.	3

8,617	UGI Corp.	459

		490

	Health Care Equipment & Supplies — 6.69%

248	Abiomed, Inc. (a)	81

2,618	AxoGen, Inc. (a)	53

3,000	Cantel Medical Corp.	223

8,660	Cardiovascular Systems, Inc. (a)	247

3,643	Dexcom, Inc. (a)	436

2,568	Edwards Lifesciences Corp. (a)	393

3,367	Glaukos Corp. (a)	189

9,285	Insulet Corp. (a)	737

2,620	iRhythm Technologies, Inc. (a)	182

1,309	LivaNova PLC (a)	120

3,198	Neogen Corp. (a)	182

802	Neuronetics, Inc. (a)	16

5,747	Novocure Ltd. (a)	192

11,104	STAAR Surgical Co. (a)	354

1,725	Steris PLC	184

15,970	Tandem Diabetes Care, Inc. (a)	607

2,595	The Cooper Companies, Inc.	661

7,427	Varex Imaging Corp. (a)	176

4,945	West Pharmaceutical Services, Inc.	485

		5,518

	Health Care Providers & Services — 1.93%

9,339	Acadia Healthcare Company, Inc. (a)	240

9,537	Aceto Corp.	8

1,162	Biotelemetry, Inc. (a)	69

4,833	Brookdale Senior Living, Inc. (a)	32

3,710	Capital Senior Living Corp. (a)	25

13	Chemed Corp.	4

17,554	Diplomat Pharmacy, Inc. (a)	236

1,694	Encompass Health Corp.	105

1,578	Guardant Health, Inc. (a)	58

2,451	HealthEquity, Inc. (a)	146

2,604	LHC Group, Inc. (a)	245

27	Magellan Health Services, Inc. (a)	2

5,449	MEDNAX, Inc. (a)	180

36	Molina Heathcare, Inc. (a)	4

29	National Healthcare Corp.	2

39	Providence Service Corp. (a)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Providers & Services (continued)

13,004	Quorum Health Corp. (a)	$38

7,005	RadNet, Inc. (a)	71

164	Select Medical Holdings Corp. (a)	3

86	The Ensign Group, Inc.	3

6,930	Triple-S Management Corp., Class – A (a)	121

		1,594

	Health Care Technology — 0.69%

655	Medidata Solutions, Inc. (a)	44

3,964	Omnicell, Inc. (a)	243

5,650	Teladoc, Inc. (a)	280

		567

	Hotels, Restaurants & Leisure — 1.47%

231	BJ’s Restaurant, Inc.	12

156	Bloomin’ Brands, Inc.	3

1,279	Brinker International, Inc.	56

41,600	Century Casinos, Inc. (a)	307

937	DineEquity, Inc.	63

54	International Speedway Corp., Class – A	2

1,184	J Alexander’s Holdings, Inc. (a)	10

1,522	Papa John’s International, Inc.	61

100	Penn National Gaming, Inc. (a)	2

4,191	Planet Fitness, Inc., Class – A (a)	225

5,697	The Habit Restaurants, Inc. (a)	60

1,522	Vail Resorts, Inc.	320

1,426	Wingstop, Inc.	92

		1,213

	Household Durables — 1.58%

423	Cavco Industries, Inc. (a)	55

5,605	Century Communities, Inc. (a)	97

25,900	Green Brick Partners, Inc. (a)	188

3,801	iRobot Corp. (a)	318

3,057	KB Home	58

2,831	LGI Homes, Inc.^ (a)	128

7,087	Libbey, Inc.	27

1,795	Lifetime Brands, Inc.	18

667	MDC Holdings, Inc.	19

1,790	Purple Innovation, Inc.^ (a)(b)	11

1,524	Skyline Champion Corp.	22

128	Taylor Morrison Home Corp., Class – A (a)	2

7,829	The New Home Co., Inc. (a)	41

1,592	TopBuild Corp. (a)	72

2,407	Tupperware Brands Corp.	76

6,856	Universal Electronics, Inc. (a)	173

		1,305

	Household Products — 0.00%

33	Central Garden & Pet Co. (a)	1

35	Central Garden & Pet Co., Class – A (a)	1

		2

	Independent Power and Renewable Electricity Producers — 0.19%

3,698	Clearway Energy, Inc., Class – A	63

1,478	Clearway Energy, Inc., Class – C	25

3,840	Pattern Energy Group, Inc.	72

		160

Shares	Security Description	Value (000)

	Insurance — 3.48%

6,188	American Equity Investment Life Holding Co.	$173

5,790	American Financial Group, Inc.	525

5,340	Argo Group International Holdings Ltd.	360

4,771	Aspen Insurance Holdings Ltd.	200

10,100	Atlas Financial Holdings, Inc. (a)	82

5,248	AXIS Capital Holdings Ltd.	271

54	Employers Holdings, Inc.	2

1,301	Everest Re Group Ltd.	283

4,000	First American Financial Corp.	179

9,902	Goosehead Insurance, Inc. (a)	260

924	Hallmark Financial Services, Inc. (a)	10

1,554	Hanover Insurance Group, Inc.	181

1,357	Kemper Corp.	90

798	Kingstone Cos., Inc.	14

8,963	Maiden Holdings Ltd.	15

79	Universal Insurance Holdings, Inc.	3

2,980	W.R. Berkley Corp.	220

		2,868

	Interactive Media & Services — 0.47%

1,886	Care.com, Inc. (a)	36

2,718	Cars.com, Inc. (a)	58

126	Match Group, Inc.	5

11,353	QuinStreet, Inc. (a)	185

22,715	The Meet Group, Inc. (a)	106

		390

	Internet & Direct Marketing Retail — 0.46%

185	1-800-FLOWERS.COM, Inc., Class – A (a)	2

4,003	Etsy, Inc. (a)	190

966	GrubHub, Inc. (a)	74

21,460	Remark Holdings, Inc.^ (a)	26

5,303	Stitch Fix, Inc., Class – A^ (a)	91

		383

	IT Services — 2.35%

58,313	Alithya Group, Inc. (a)	138

1,534	Alliance Data Systems Corp.	230

62	Booz Allen Hamilton Holding Corp.	3

36,077	Brightcove, Inc. (a)	254

20	CACI International, Inc., Class – A (a)	3

1,987	Carbonite, Inc. (a)	50

46	Cass Information Systems, Inc.	2

47	CoreLogic, Inc. (a)	2

46	CSG Systems International, Inc.	1

2,321	Euronet Worldwide, Inc. (a)	238

6,796	EVERTEC, Inc.	195

2,314	Global Payments, Inc.	239

2,008	GTT Communications, Inc.^ (a)	48

1,383	Information Services Group, Inc. (a)	6

4,017	Jack Henry & Associates, Inc.	507

38	Leidos Holdings, Inc.	2

49	ManTech International Corp., Class – A	3

88	Perficient, Inc. (a)	2

32	Science Applications International Corp.	2

61	Sykes Enterprises, Inc. (a)	2

135	The Hackett Group, Inc.	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

143	Travelport Worldwide Ltd.	$2

69	TTEC Holdings, Inc.	2

		1,933

	Leisure Products — 0.54%

9,600	Callaway Golf Co.	147

111	Johnson Outdoors, Inc., Class – A	7

25,601	Vista Outdoor, Inc. (a)	290

		444

	Life Sciences Tools & Services — 0.87%

19	Bio-Rad Laboratories, Inc., Class – A (a)	4

102	Bruker Biosciences Corp.	3

2,503	Cambrex Corp. (a)	95

113	Luminex Corp.	3

21,104	NeoGenomics, Inc. (a)	266

13,452	Pacific Biosciences of California, Inc. (a)	100

58	PRA Health Sciences, Inc. (a)	5

6,895	Qiagen N.V. (a)	238

		714

	Machinery — 3.60%

11,908	Actuant Corp., Class – A	250

48	AGCO Corp.	3

1,916	Albany International Corp., Class – A	120

4,601	Chart Industries, Inc. (a)	299

168	Columbus McKinnon Corp.	5

83	Global Brass & Copper Holdings, Inc.	2

553	Harsco Corp. (a)	11

3,059	IDEX Corp.	385

1,220	ITT, Inc.	59

368	Kadant, Inc.	30

16,819	Kornit Digital Ltd. (a)	315

3,904	Lincoln Electric Holdings, Inc.	307

16,533	Meritor, Inc. (a)	280

151	Miller Industries, Inc.	4

47	Oshkosh Corp.	3

1,771	Proto Labs, Inc. (a)	200

16,206	REV Group, Inc.	122

1,977	SPX FLOW, Inc. (a)	60

4,026	Terex Corp.	111

1,481	The Greenbrier Companies, Inc.	59

9,010	TriMas Corp. (a)	246

116	Trinity Industries, Inc.	2

150	Wabash National Corp.	2

940	WABCO Holdings, Inc. (a)	101

		2,976

	Marine — 0.30%

2,650	Kirby Corp. (a)	179

2,158	Matson, Inc.	69

		248

	Media — 0.46%

10,729	Cardlytics, Inc. (a)	115

11,574	Fluent, Inc. (a)	42

5,607	Gray Television, Inc. (a)	83

2,772	MSG Networks, Inc., Class – A (a)	65

Shares	Security Description	Value (000)

	Media (continued)

363	Scholastic Corp.	$15

8,565	Wideopenwest, Inc. (a)	61

		381

	Metals & Mining — 2.56%

5,446	Agnico-Eagle Mines Ltd.	220

31,610	Allegheny Technologies, Inc. (a)	689

7,987	Carpenter Technology Corp.	284

10,493	Coeur d’Alene Mines Corp. (a)	47

151	Commercial Metals Co.	2

2,014	Compass Minerals International, Inc.	84

48,583	Ferroglobe PLC	77

45,455	Ferroglobe R&W Insurance Trust Co.	—

767	Kaiser Aluminum Corp.	68

176,955	Tahoe Resources, Inc. (a)	646

		2,117

	Mortgage Real Estate Investment Trusts — 0.26%

81	Apollo Commercial Real Estate Finance, Inc.	1

3,214	Ellington Residential Mortgage REIT	33

2,578	Ladder Capital Corp.	40

307	New Residential Investment Corp.	4

8,825	Redwood Trust, Inc.	133

		211

	Multiline Retail — 0.05%

36	Big Lots, Inc.	1

39	Dillard’s, Inc., Class – A	2

22,194	Fred’s, Inc., Class – A^ (a)	42

		45

	Multi-Utilities — 0.01%

124	Avista Corp.	5

121	Unitil Corp.	6

		11

	Oil, Gas & Consumable Fuels — 2.46%

3,175	Ardmore Shipping Corp. (a)	15

2,576	California Resources Corp. (a)	44

6,804	Carrizo Oil & Gas, Inc. (a)	77

20,740	Centennial Resource Development, Inc. (a)	228

912	CONSOL Energy, Inc. (a)	29

14,257	Contango Oil & Gas Co. (a)	46

267	Delek US Holdings, Inc.	9

20,764	Denbury Resources, Inc. (a)	36

1,474	Diamondback Energy, Inc.	137

136,440	Enbridge Energy Management LLC (b)	—

20,899	Energy Fuels, Inc.^ (a)	60

27,945	Euronav N.V.	194

16,986	GasLog Ltd.	279

5,643	Golar LNG Ltd.	123

4,763	Goodrich Petroleum Corp. (a)(b)	64

3,347	Jagged Peak Energy, Inc. (a)	31

5,057	Matador Resources Co. (a)	79

5,637	Murphy Oil Corp.	132

15,725	Navigator Holdings Ltd. (a)	148

4,805	PDC Energy, Inc. (a)	142

7,704	SM Energy Co.	119

9,701	W&T Offshore, Inc. (a)	40

		2,032

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Paper & Forest Products — 0.04%

67	Domtar Corp.	$2

1,490	Verso Corp. (a)	34

		36

	Personal Products — 0.06%

16	Nu Skin Enterprises, Inc., Class – A	1

2,008	Revlon, Inc., Class – A (a)	51

		52

	Pharmaceuticals — 0.98%

6,532	Amneal Pharmaceuticals, Inc. (a)	88

122	Catalent, Inc. (a)	4

13,400	Cumberland Pharmaceuticals, Inc. (a)	84

8,573	ENDO International PLC (a)	63

5,223	Horizon Pharma PLC (a)	103

3,947	Mallinckrodt PLC (a)	62

922	Myokardia, Inc. (a)	45

2,500	Nektar Therapeutics (a)	82

200	Omthera Pharmaceuticals, Inc. (a)	—

2,700	Pacira Pharmaceuticals, Inc. (a)	117

182	Phibro Animal Health Corp., Class – A	6

11,480	scPharmaceuticals, Inc. (a)(b)	43

14,794	Teligent, Inc. (a)	20

24,262	Tetraphase Pharmaceuticals, Inc. (a)	27

70	The Medicines Co. (a)	1

1,749	Zogenix, Inc. (a)	64

		809

	Professional Services — 0.68%

3,237	CBIZ, Inc. (a)	64

286	ICF International, Inc.	19

2,379	Kelly Services, Inc., Class – A	49

982	Kforce, Inc.	30

2,142	Korn Ferry International	84

6,089	Navigant Consulting, Inc.	145

2,460	TrueBlue, Inc. (a)	55

1,824	WageWorks, Inc. (a)	50

1,821	Willdan Group, Inc. (a)	64

		560

	Real Estate Management & Development — 0.38%

5,747	Newmark Group, Inc., Class – A	46

40	Rafael Holdings, Inc., Class – B (a)	—

7,170	Realogy Holdings Corp.	106

4,359	Redfin Corp.^ (a)	63

6,225	Tejon Ranch Co. (a)	103

		318

	Road & Rail — 0.80%

93	ArcBest Corp.	3

7,732	Avis Budget Group, Inc. (a)	174

84	Covenant Transportation Group, Inc., Class – A (a)	2

6,652	Knight-Swift Transportation Holdings, Inc.	167

103	P.A.M. Transportation Services, Inc. (a)	4

4,259	Ryder System, Inc.	204

1,217	Saia, Inc. (a)	68

1,908	USA Truck, Inc. (a)	29

Shares	Security Description	Value (000)

	Road & Rail (continued)

3,492	YRC Worldwide, Inc. (a)	$11

		662

	Semiconductors & Semiconductor Equipment — 6.07%

13,134	Adesto Technologies Corp. (a)	58

1,752	Advanced Energy Industries, Inc. (a)	75

4,563	Advanced Micro Devices, Inc. (a)	84

7,266	Amkor Technology, Inc. (a)	48

58	Cirrus Logic, Inc. (a)	2

140	Cohu, Inc.	2

5,334	Cree, Inc. (a)	228

1,243	Cyberoptics Corp. (a)	22

24,693	Cypress Semiconductor Corp.	314

109	Diodes, Inc. (a)	4

186	Entegris, Inc.	5

8,332	FormFactor, Inc. (a)	117

19,900	GSI Technology, Inc. (a)	102

5,396	Inphi Corp. (a)	173

7,991	Integrated Device Technology, Inc. (a)	387

6,254	Kopin Corp. (a)	6

18,206	MA-COM Technology Solutions Holdings, Inc. (a)	264

3,124	Marvell Technology Group Ltd.	51

4,429	Maxim Integrated Products, Inc.	225

1,930	MKS Instruments, Inc.	125

6,553	Monolithic Power Systems, Inc.	763

206	ON Semiconductor Corp. (a)	3

1,306	Power Integrations, Inc.	80

8,627	Qorvo, Inc. (a)	525

61,732	QuickLogic Corp. (a)	45

11,703	Semtech Corp. (a)	538

1,572	Silicon Laboratories, Inc. (a)	124

3,794	Skyworks Solutions, Inc.	254

367	Ultra Clean Holdings, Inc. (a)	3

3,122	Universal Display Corp.	292

12,464	Veeco Instruments, Inc. (a)	92

		5,011

	Software — 7.33%

4,686	2U, Inc. (a)	233

4,071	Alarm.com Holding, Inc. (a)	211

1,959	Alteryx, Inc. (a)	117

8,081	Benefitfocus, Inc. (a)	369

8,897	Blackline, Inc. (a)	364

1,516	Bottomline Technologies, Inc. (a)	73

7,600	Cloudera, Inc. (a)	84

4,932	Coupa Software, Inc. (a)	310

35	Ebix, Inc.	1

3,185	Ellie Mae, Inc. (a)	200

406	Everbridge, Inc. (a)	23

83	Fair Isaac Corp. (a)	16

2,462	Guidewire Software, Inc. (a)	198

3,718	Hortonworks, Inc. (a)	54

3,020	HubSpot, Inc. (a)	380

29	J2 Global, Inc.	2

4,865	Model N, Inc. (a)	64

5,339	New Relic, Inc. (a)	433

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software (continued)

20,476	Nuance Communications, Inc. (a)	$271

1,909	Nutanix, Inc., Class – A (a)	79

3,637	Paylocity Holding Corp. (a)	219

2,510	Proofpoint, Inc. (a)	210

5,081	PTC, Inc. (a)	422

990	QAD, Inc., Class – A	39

117,256	RealNetworks, Inc. (a)	271

2,850	RingCentral, Inc., Class – A (a)	235

16,700	SeaChange International, Inc. (a)	21

1,909	Sendgrid, Inc. (a)	82

2,946	SS&C Technologies Holdings, Inc.	133

37,200	Synacor, Inc. (a)	55

40,600	Telenav, Inc. (a)	165

779	The Trade Desk, Inc. (a)	90

40,520	TiVo Corp.	382

6,235	Zscaler, Inc. (a)	244

		6,050

	Specialty Retail — 1.30%

11,522	Ascena Retail Group, Inc. (a)	29

12,440	Big 5 Sporting Goods Corp.^	32

8,538	Boot Barn Holdings, Inc. (a)	145

10,046	Carvana Co. (a)	330

2,276	Conn’s, Inc. (a)	43

17,381	Francesca’s Holdings Corp. (a)	17

5,060	GameStop Corp., Class – A	64

9,033	GNC Holdings, Inc., Class – A (a)	21

39	Group 1 Automotive, Inc.	2

10,371	J. Jill, Inc. (a)	55

610	Monro Muffler Brake, Inc.	42

16,843	Office Depot, Inc.	43

53	Penske Automotive Group, Inc.	2

98	Sonic Automotive, Inc., Class – A	1

15,823	Tailored Brands, Inc.	216

354	The Buckle, Inc.^	7

4,960	The Container Store Group, Inc. (a)	24

293	Tilly’s, Inc., Class – A	3

		1,076

	Technology Hardware, Storage & Peripherals — 0.12%

5,100	Astronova, Inc.	96

14,200	GlassBridge Enterprises, Inc. (a)	2

		98

	Textiles, Apparel & Luxury Goods — 0.91%

2,472	Columbia Sportswear Co.	208

1,198	Deckers Outdoor Corp. (a)	153

12,805	Lakeland Industries, Inc. (a)	134

1,591	Movado Group, Inc.	50

6,374	Wolverine World Wide, Inc.	203

		748

	Thrifts & Mortgage Finance — 0.37%

130	Entegra Financial Corp. (a)	3

522	ESSA Bancorp, Inc.	8

55	Federal Agricultural Mortgage Corp., Class – C	3

88	First Defiance Financial Corp.	2

Shares	Security Description	Value (000)

	Thrifts & Mortgage Finance (continued)

79	HomeStreet, Inc. (a)	$2

270	Malvern BanCorp, Inc. (a)	5

382	MGIC Investment Corp. (a)	4

1,696	Mr Cooper Group, Inc. (a)	20

4,468	NMI Holdings, Inc. (a)	80

132	PennyMac Financial Services, Inc.	3

588	Prudential BanCorp, Inc.	10

311	Riverview BanCorp, Inc.	2

1,202	SI Financial Group, Inc.	15

263	TrustCo Bank Corp. NY	2

85	Walker & Dunlop, Inc.	4

3,740	WSFS Financial Corp.	142

		305

	Tobacco — 0.25%

3,554	Pyxus International, Inc.^ (a)	42

3,012	Universal Corp.	163

		205

	Trading Companies & Distributors — 1.35%

83	Air Lease Corp.	3

3,305	Aircastle Ltd.	57

7,304	Beacon Roofing Supply, Inc. (a)	232

13,418	BMC Stock Holdings, Inc. (a)	208

5,061	DXP Enterprises, Inc. (a)	141

83	GATX Corp.	6

8,115	MRC Global, Inc. (a)	99

838	SiteOne Landscape Supply, Inc. (a)	46

2,263	Triton International Ltd.	70

1,540	Watsco, Inc.	214

51	WESCO International, Inc. (a)	2

1,283	Willis Lease Finance Corp. (a)(b)	44

		1,122

	Transportation Infrastructure — 0.36%

8,155	Macquarie Infrastructure Corp.	298

	Water Utilities — 0.08%

294	Consolidated Water Co. Ltd.	3

1,063	Global Water Resources, Inc.	11

1,064	SJW Corp.	59

		73

	Wireless Telecommunication Services — 0.19%

163	Boingo Wireless, Inc. (a)	3

30,363	Gogo, Inc.^ (a)	91

1,364	Shenandoah Telecommunications Co.	60

64	Spok Holdings, Inc.	1

		155

	Total Common Stocks	77,172

	Contingent Rights — 0.00%

	Biotechnology — 0.00%

1	Tobira Therapeutics, Inc. CVR (a)	—

	Chemicals — 0.00%

97	Schulman, Inc. (a)(b)	—

	Total Contingent Rights	—

	Investment Companies — 7.23%

45,400	180 Degree Capital Corp.^	79

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Investment Companies (continued)

393,213	Federated Treasury Obligations Fund, Institutional Shares, 2.25%^^ (c)	$393

508,102	State Street Institutional Liquid Reserves Fund, Trust Class, 2.55% (c)	508

4,996,687	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (c)	4,997

	Total Investment Companies	5,977

Principal Amount (000)

	Repurchase Agreement — 0.72%

$593	Jefferies LLC, 3.10%, 1/2/19 (Purchased on 12/31/18, proceeds at maturity $593,471 collateralized by U.S. Treasury Obligations, 2.56% – 3.04%, 8/15/19 – 2/15/47 fair value $605,236)^^	593

	Total Repurchase Agreement	593

	Total Investments (cost $70,666) — 101.35%	83,742
	Liabilities in excess of other assets — (1.35)%	(1,113)

	Net Assets — 100.00%	$82,629

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2018. The total value of securities on loan as of December 31, 2018, was $908 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2018.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represents 0.37% of the Portfolio’s net assets.

(c)	The rate disclosed is the rate in effect on December 31, 2018.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Ariel Investments, LLC	Frontier Capital Management Company, LLC	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	14.29%	4.83%	38.89%	27.33%	8.06%	—	93.40%

Contingent Rights	—	—	—	0.00%	—	—	0.00%

Investment Companies	0.70%	0.15%	0.10%	2.64%	—	3.64%	7.23%

Repurchase Agreement	0.13%	0.09%	0.16%	0.34%	—	—	0.72%

Other Assets (Liabilities)	-0.57%	-0.08%	-0.06%	-0.72%	0.08%	0.00%	-1.35%

Total Net Assets	14.55%	4.99%	39.09%	29.59%	8.14%	3.64%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	35	3/15/19	$2,361	$(117)

			$2,361	$(117)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(117)

	Total Net Unrealized Appreciation/(Depreciation)			$(117)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 92.76%

	Aerospace & Defense — 0.88%

890	AAR Corp.	$33

1,988	Aerojet Rocketdyne Holdings, Inc. (a)	70

587	Aerovironment, Inc. (a)	40

587	Astronics Corp. (a)	18

1,582	Axon Enterprise, Inc.â (a)	69

5,264	Cubic Corp.	284

285	Ducommun, Inc. (a)	10

499	Engility Holdings, Inc. (a)	14

718	Esterline Technologies Corp. (a)	87

19,972	Kratos Defense & Security Solutions, Inc. (a)	282

1,531	Maxar Technologies Ltd.	18

1,289	Mercury Systems, Inc. (a)	61

884	Moog, Inc., Class – A	68

138	National Presto Industries, Inc.	16

288	Sparton Corp. (a)	5

1,384	The KeyW Holding Corp. (a)	9

1,354	Triumph Group, Inc.	16

318	Vectrus, Inc. (a)	7

9,714	Wesco Aircraft Holdings, Inc. (a)	77

		1,184

	Air Freight & Logistics — 0.12%

1,616	Air Transport Services Group, Inc. (a)	37

640	Atlas Air Worldwide Holdings, Inc. (a)	27

760	Echo Global Logistics, Inc. (a)	15

797	Forward Air Corp.	44

884	Hub Group, Inc., Class – A (a)	33

1,142	Radiant Logistics, Inc. (a)	5

		161

	Airlines — 3.07%

361	Allegiant Travel Co.	36

21,913	American Airlines Group, Inc.	704

20,790	Azul SA, ADR (a)	576

4,105	Hawaiian Holdings, Inc.	108

21,358	JetBlue Airways Corp. (a)	343

22,929	Mesa Air Group, Inc. (a)	177

1,414	SkyWest, Inc.	63

1,889	Spirit Airlines, Inc. (a)	109

19,571	United Continental Holdings, Inc. (a)	1,639

69,635	Volaris Aviation Holding Co., ADR (a)	373

		4,128

	Auto Components — 0.73%

3,074	American Axle & Manufacturing Holdings, Inc. (a)	34

1,408	Cooper Tire & Rubber Co.	46

481	Cooper-Standard Holding, Inc. (a)	30

28,665	Dana Holding Corp.	391

738	Dorman Products, Inc. (a)	66

994	Fox Factory Holding Corp. (a)	59

957	Gentherm, Inc. (a)	38

673	LCI Industries	45

11,169	Modine Manufacturing Co. (a)	121

2,896	Motorcar Parts of America, Inc. (a)	48

446	Shiloh Industries, Inc. (a)	3

588	Standard Motor Products, Inc.	28

Shares	Security Description	Value (000)

	Auto Components (continued)

744	Stoneridge, Inc. (a)	$18

688	Superior Industries, Inc.	3

1,427	Tenneco, Inc.	39

548	Tower International, Inc.	13

		982

	Automobiles — 0.01%

832	Winnebago Industries, Inc.	20

	Banks — 5.70%

177	1st Constitution BanCorp	4

426	1st Source, Inc.	17

421	Access National Corp.	9

205	ACNB Corp.	8

324	Allegiance Bancshares, Inc. (a)	10

261	Amalgamated Bank, Class – A	5

238	American National Bankshares, Inc.	7

1,150	Ameris BanCorp	36

251	Ames National Corp.	6

347	Arrow Financial Corp.	11

13,224	Associated Banc-Corp.	262

688	Atlantic Capital Bancshares, Inc. (a)	11

55	Auburn National BanCorp.	2

1,203	Banc of California, Inc.	16

487	BancFirst Corp.	24

1,388	BanCorp, Inc. (a)	11

2,614	BancorpSouth Bank	68

465	Bank of Commerce Holdings	5

380	Bank of Marin Bancorp	16

1,503	Bank of N.T. Butterfield & Son Ltd. (The)	47

141	Bank of Princeton (The)	4

179	Bankwell Financial Group, Inc.	5

884	Banner Corp.	47

426	Bar Harbor Bankshares, Inc.	10

253	Baycom Corp. (a)	6

375	BCB BanCorp, Inc.	4

1,101	Berkshire Hills BanCorp, Inc.	30

625	Blue Hills BanCorp, Inc.	13

2,282	Boston Private Financial Holdings, Inc.	24

451	Bridge BanCorp, Inc.	11

2,134	Brookline BanCorp, Inc.	29

539	Bryn Mawr Bank Corp.	19

291	Business First Bancshares, Inc.	7

464	Byline BanCorp, Inc. (a)	8

83	C&F Financial Corp.	4

1,959	Cadence Bancorporation	33

93	Cambridge BanCorp	8

424	Camden National Corp.	15

323	Capital City Bank Group, Inc.	7

269	Capstar Financial Holdings, Inc.	4

591	Carolina Financial Corp.	17

2,139	Cathay BanCorp, Inc.	72

113	CB Financial Services, Inc.	3

527	CBTX, Inc.	15

8,741	Centerstate Bank Corp.	184

808	Central Pacific Financial Corp.	20

295	Central Valley Comm BanCorp	6

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

86	Century Bancorp, Inc., Class – A	$6

1,965	Chemical Financial Corp.	72

86	Chemung Financial Corp.	4

342	Citizens & Northern Corp.	9

448	City Holding Co.	30

376	Civista Bancshares, Inc.	7

420	CNB Financial Corp.	10

174	Coastal Financial Corp. (a)	3

262	Codorus Valley BanCorp, Inc.	6

2,023	Columbia Banking System, Inc.	73

1,385	Community Bank System, Inc.	81

641	Community Bankers Trust Corp. (a)	5

121	Community Financial Corp. (The)	4

426	Community Trust Bancorp, Inc.	17

836	ConnectOne Bancorp, Inc.	15

144	County Bancorp, Inc.	3

799	Customers BanCorp, Inc. (a)	15

3,099	CVB Financial Corp.	63

891	Eagle BanCorp, Inc. (a)	43

273	Enterprise BanCorp, Inc.	9

4,983	Enterprise Financial Services Corp.	188

360	Equity Bancshares, Inc. (a)	13

144	Esquire Financial Holdings, Inc. (a)	3

137	Evans BanCorp, Inc.	4

255	Farmers & Merchants Banco^	10

738	Farmers National Banc Corp.	9

442	FB Financial Corp.	15

68	Fidelity D&D BanCorp, Inc.	4

624	Fidelity Southern Corp.	16

424	Financial Institutions, Inc.	11

791	First Bancorp	26

42,131	First BanCorp	362

297	First Bancorp, Inc.	8

334	First Bancshares, Inc.	10

402	First Bank/Hamilton	5

1,180	First Busey Corp.	29

245	First Business Financial Services, Inc.	5

245	First Choice BanCorp	6

2,698	First Commonwealth Financial Corp.	33

425	First Community Bancshares, Inc.	13

174	First Community Corp.	3

2,629	First Financial BanCorp	62

1,787	First Financial Bankshares, Inc.	103

336	First Financial Corp.	13

248	First Financial Northwest, Inc.	4

1,079	First Foundation, Inc. (a)	14

141	First Guaranty Bancshares, Inc.	3

15,810	First Horizon National Corp.	208

294	First Internet BanCorp	6

922	First Interstate BancSystem, Inc., Class – A	34

1,360	First Merchants Corp.	47

362	First Mid-Illinois Bancshares, Inc.	12

11,129	First Midwest Bancorp, Inc.	220

Shares	Security Description	Value (000)

	Banks (continued)

298	First Northwest BanCorp	$4

661	First of Long Island Corp. (The)	13

43	First Savings Financial Group, Inc.	2

164	First United Corp.	3

768	Flushing Financial Corp.	17

339	Franklin Financial Network, Inc. (a)	9

4,767	Fulton Financial Corp.	74

586	German American BanCorp, Inc.	16

2,338	Glacier BanCorp, Inc.	93

301	Great Southern Bancorp, Inc.	14

1,632	Great Western Bancorp, Inc.	51

750	Green BanCorp, Inc.	13

680	Guaranty BanCorp	14

231	Guaranty Bancshares, Inc.	7

2,341	Hancock Holding Co.	81

863	Hanmi Financial Corp.	17

382	Harborone BanCorp, Inc. (a)	6

813	Heartland Financial USA, Inc.	36

1,079	Heritage Commerce Corp.	12

991	Heritage Financial Corp.	29

2,000	Hilltop Holdings, Inc.	36

4,396	Home Bancshares, Inc.	72

472	Hometrust Bancshares, Inc.	12

20,488	Hope Bancorp, Inc.	243

1,034	Horizon Bancorp, Inc.	16

333	Howard BanCorp, Inc. (a)	5

4,599	Iberiabank Corp.	296

576	Independent Bank Corp.	12

749	Independent Bank Corp.	53

571	Independent Bank Group, Inc.	26

1,524	International Bancshares Corp.	52

242	Investar Holding Corp.	6

6,643	Investors Bancorp, Inc.	69

1,215	Lakeland Bancorp, Inc.	18

668	Lakeland Financial Corp.	27

267	LCNB Corp.	4

1,330	LegacyTexas Financial Group, Inc.	43

140	Level One BanCorp, Inc.	3

688	Live Oak Bancshares, Inc.	10

758	Macatawa Bank Corp.	7

2,284	MB Financial, Inc.	91

532	MBT Financial Corp.	5

454	Mercantile Bank Corp.	13

174	Metropolitan Bank Holding Corp. (a)	5

113	Mid Penn BanCorp, Inc.	3

80	Middlefield Banc Corp.	3

567	Midland States BanCorp, Inc.	13

435	MidSouth Bancorp, Inc.	5

323	MidWestOne Financial Group, Inc.	8

180	MutualFirst Financial, Inc.	5

202	MVB Financial Corp.	4

775	National Bank Holdings Corp., Class – A	24

197	National Bankshares, Inc.	7

482	National Commerce Corp. (a)	17

1,173	NBT Bancorp, Inc.	41

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

226	Nicolet Bankshares, Inc. (a)	$11

225	Northeast BanCorp	4

200	Northrim BanCorp, Inc.	7

172	Norwood Financial Corp.	6

166	Oak Valley BanCorp	3

1,177	OFG Bancorp	19

123	Ohio Valley Banc Corp.	4

419	Old Line Bancshares, Inc.	11

4,194	Old National Bancorp	65

830	Old Second BanCorp, Inc.	11

553	Opus Bank	11

493	Origin BanCorp, Inc.	17

222	Orrstown Financial Services, Inc.	4

316	Pacific City Financial Corp.	5

470	Pacific Mercantile BanCorp (a)	3

1,282	Pacific Premier Bancorp, Inc. (a)	33

382	Park National Corp.	32

198	Parke BanCorp, Inc.	4

495	Peapack-Gladstone Financial Corp.	12

138	Penns Woods BanCorp, Inc.	6

143	Peoples BanCorp	3

488	Peoples Bancorp, Inc.	15

198	Peoples Financial Services Corp.	9

418	People’s Utah BanCorp	13

7,877	Popular, Inc.	373

372	Preferred Bank	16

299	Premier Financial Bancorp, Inc.	4

353	QCR Holdings, Inc.	11

366	RBB BanCorp	6

258	Reliant BanCorp, Inc.	6

1,329	Renasant Co.	40

266	Republic Bancorp, Inc., Class – A	10

1,197	Republic First Bancorp, Inc. (a)	7

949	S & T BanCorp, Inc.	36

935	Sandy Spring BanCorp, Inc.	29

176	SB One BanCorp	4

1,241	Seacoast Banking Corporation of Florida (a)	32

422	Select BanCorp, Inc. (a)	5

1,299	ServisFirst Bancshares, Inc.	41

367	Shore Bancshares, Inc.	5

389	Sierra Bancorp	9

2,492	Simmons First National Corp.	60

292	Smartfinancial, Inc. (a)	5

1,016	South State Corp.	61

191	Southern First Bancshares (a)	6

532	Southern National BanCorp	7

895	Southside Bancshares, Inc.	28

248	Spirit of Texas Bancshares, Inc. (a)	6

1,042	State Bank Financial Corp.	22

604	Stock Yards BanCorp, Inc.	20

317	Summit Financial Group, Inc.	6

5,652	Synovus Financial Corp.	181

7,532	TCF Financial Corp.	147

3,069	Texas Capital Bancshares, Inc. (a)	157

Shares	Security Description	Value (000)

	Banks (continued)

399	Tompkins TrustCo, Inc.	$30

1,840	TowneBank	44

693	TriCo Bancshares	23

693	Tristate Capital Holdings, Inc. (a)	13

644	Triumph Bancorp, Inc. (a)	19

1,832	Trustmark Corp.	52

1,251	UMB Financial Corp.	76

1,803	Union Bankshares Corp.	51

116	Union Bankshares, Inc.	6

2,755	United Bankshares, Inc.	86

2,161	United Community Banks, Inc.	46

397	United Security Bancshare/CA	4

231	Unity BanCorp, Inc.	5

790	Univest Corp.	17

8,811	Valley National Bancorp	78

624	Veritex Holdings, Inc. (a)	13

407	Washington Trust BanCorp, Inc.	19

8,712	Webster Financial Corp.	430

1,438	WesBanco, Inc.	53

455	West Bancorporation, Inc.	9

722	Westamerica Bancorp	40

		7,681

	Beverages — 0.11%

2,808	Castle Brands, Inc. (a)	2

524	Celsius Holdings, Inc. (a)	2

130	Coca-Cola Bottling Co. Consolidated	23

371	Craft Brew Alliance, Inc. (a)	5

357	MGP Ingredients, Inc.	20

324	National Beverage Corp.	23

887	Primo Water Corp. (a)	12

227	The Boston Beer Co., Inc., Class – A (a)	56

		143

	Biotechnology — 4.44%

868	Abeona Therapeutics, Inc. (a)	6

2,717	Acadia Pharmaceuticals, Inc. (a)	44

4,844	Acceleron Pharma, Inc. (a)	211

859	Achaogen, Inc. (a)	1

3,829	Achillion Pharmaceuticals, Inc. (a)	6

1,204	Acorda Therapeutics, Inc. (a)	19

590	Adamas Pharmaceuticals, Inc. (a)	5

425	ADMA Biologics, Inc. (a)	1

1,722	Aduro Biotech, Inc. (a)	5

1,369	Adverum Biotechnologies, Inc. (a)	4

395	Aeglea BioTherapeutics, Inc. (a)	3

2,168	Agenus, Inc. (a)	5

256	Agex Therapeutics, Inc. (a)	1

1,166	Aimmune Therapeutics, Inc. (a)	28

2,311	Akebia Therapeutics, Inc. (a)	13

228	Albireo Pharma, Inc. (a)	6

1,584	Alder Biopharmaceuticals, Inc. (a)	16

489	Aldeyra Therapeutics, Inc. (a)	4

220	Allakos, Inc. (a)	11

277	Allena Pharmaceuticals, Inc. (a)	2

292	Allogene Therapeutics, Inc. (a)	8

970	AMAG Pharmaceuticals, Inc. (a)	15

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

5,214	Amicus Therapeutics, Inc. (a)	$50

578	Anaptysbio, Inc. (a)	37

957	Apellis Pharmaceuticals, Inc. (a)	13

354	Aptinyx, Inc. (a)	6

875	Arbutus BioPharma Corp. (a)	3

850	Arcus Biosciences, Inc. (a)	9

1,002	Ardelyx, Inc. (a)	2

1,371	Arena Pharmaceuticals, Inc. (a)	53

2,932	ArQule, Inc. (a)	8

14,063	Array BioPharma, Inc. (a)	200

2,402	Arrowhead Pharmaceuticals, Inc. (a)	30

101	Arsanis, Inc. (a)	—

3,445	Ascendis Pharma A/S, ADR (a)	216

1,139	Atara Biotherapeutics, Inc. (a)	40

1,244	Athenex, Inc. (a)	16

3,034	Athersys, Inc. (a)	4

1,019	Audentes Therapeutics, Inc. (a)	22

2,517	Aveo Phamaceuticals, Inc. (a)	4

1,443	Avid Bioservices, Inc. (a)	6

162	Avrobio, Inc. (a)	3

1,026	Bellicum Pharmaceuticals, Inc. (a)	3

3,063	BioCryst Pharmaceuticals, Inc. (a)	25

773	Biohaven Pharmaceutical Holding Co. Ltd. (a)	29

165	BioSpecifics Technologies Corp. (a)	10

2,560	BioTime, Inc.	2

1,129	Blueprint Medicines Corp. (a)	61

916	Calithera Biosciences, Inc. (a)	4

135	Calyxt, Inc. (a)	1

882	Cara Therapeutics, Inc. (a)	11

935	CareDx, Inc. (a)	24

1,309	CASI Pharmaceuticals, Inc. (a)	5

279	Catalyst Biosciences, Inc. (a)	2

2,577	Catalyst Pharmaceuticals, Inc. (a)	5

136	Celcuity, Inc. (a)	3

284	Cellular Biomedicine Group, Inc. (a)	5

611	ChemoCentryx, Inc. (a)	7

1,383	Chimerix, Inc. (a)	4

1,284	Clovis Oncology, Inc. (a)	23

550	Cohbar, Inc. (a)	2

1,461	Coherus Biosciences, Inc. (a)	13

574	Concert Pharmaceuticals, Inc. (a)	7

1,424	Corbus Pharmaceuticals Holdings, Inc.^ (a)	8

336	Corvus Pharmaceuticals, Inc. (a)	1

185	Crinetics Pharmaceuticals, Inc. (a)	6

1,269	CTI BioPharma Corp. (a)	1

443	Cue BioPharma, Inc. (a)	2

1,203	Cytokinetics, Inc. (a)	8

1,206	CytomX Therapeutics, Inc. (a)	18

228	Deciphera Pharmaceuticals, Inc. (a)	5

1,221	Denali Therapeutics, Inc. (a)	25

1,472	Dicerna Pharmaceuticals, Inc. (a)	16

1,684	Dynavax Technologies Corp. (a)	15

280	Eagle Pharmaceuticals, Inc. (a)	11

1,281	Editas Medicine, Inc. (a)	29

Shares	Security Description	Value (000)

	Biotechnology (continued)

198	Eidos Therapeutics, Inc. (a)	$3

5,385	Emergent BioSolutions, Inc. (a)	319

452	Enanta Pharmaceuticals, Inc. (a)	32

1,520	Epizyme, Inc. (a)	9

645	Esperion Therapeutics, Inc. (a)	30

373	Evelo Biosciences, Inc. (a)	5

4,673	Exact Sciences Corp. (a)	295

1,658	Fate Therapeutics, Inc. (a)	21

265	Fennec Pharmaceuticals, Inc. (a)	2

7,519	Fibrogen, Inc. (a)	348

928	Five Prime Therapeutics, Inc. (a)	9

906	Flexion Therapeutics, Inc. (a)	10

997	Fortress Biotech, Inc. (a)	1

218	Forty Seven, Inc. (a)	3

583	G1 Therapeutics, Inc. (a)	11

3,736	Genomic Health, Inc. (a)	241

4,547	Geron Corp.^ (a)	5

1,376	Global Blood Therapeutics, Inc. (a)	56

972	GlycoMimetics Industries, Inc. (a)	9

102	GTX, Inc. (a)	—

3,390	Halozyme Therapeutics, Inc. (a)	50

1,870	Heron Therapeutics, Inc. (a)	49

467	Homology Medicines, Inc. (a)	10

516	Idera Pharmaceuticals, Inc. (a)	1

1,001	Immune Design Corp. (a)	1

3,889	ImmunoGen, Inc. (a)	19

4,034	Immunomedics, Inc. (a)	58

2,310	Inovio Pharmaceuticals, Inc. (a)	9

2,071	Insmed, Inc. (a)	27

705	Insys Therapeutics, Inc. (a)	2

886	Intellia Therapeutics, Inc. (a)	12

601	Intercept Pharmaceuticals, Inc. (a)	61

2,050	Intrexon Corp. (a)	13

1,834	Invitae Corp. (a)	20

2,891	Iovance Biotherapeutics, Inc. (a)	26

3,816	Ironwood Pharmaceuticals, Inc. (a)	40

400	Jounce Therapeutics, Inc. (a)	1

2,687	Kadmon Holdings, Inc. (a)	6

1,302	Karyopharm Therapeutics, Inc. (a)	12

166	Kezar Life Sciences, Inc. (a)	4

895	Kindred Biosciences, Inc. (a)	10

172	Kiniksa Pharmaceuticals Ltd. (a)	5

809	Kura Oncology, Inc. (a)	11

577	La Jolla Pharmaceutical Co. (a)	5

1,192	Lexicon Pharmaceuticals, Inc. (a)	8

1,371	Ligand Pharmaceuticals, Inc., Class – B (a)	186

2,531	Loxo Oncology, Inc. (a)	355

1,057	MacroGenics, Inc. (a)	13

187	Madrigal Pharmaceuticals, Inc. (a)	21

138	Magenta Therapeutics, Inc. (a)	1

3,489	MannKind Corp. (a)	4

1,094	MediciNova, Inc. (a)	9

101	Meiragtx Holdings PLC (a)	1

334	Mersana Therapeutics, Inc. (a)	1

791	Minerva Neurosciences, Inc. (a)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

753	Miragen Therapeutics, Inc. (a)	$2

564	Mirati Therapeutics, Inc. (a)	24

308	Molecular Templates, Inc. (a)	1

2,075	Momenta Pharmaceuticals, Inc. (a)	23

385	Mustang Bio, Inc. (a)	1

14,299	Myriad Genetics, Inc. (a)	416

924	NantKwest, Inc. (a)	1

8,073	Natera, Inc. (a)	113

172	Neon Therapeutics, Inc. (a)	1

894	NewLink Genetics Corp. (a)	1

10,266	Novavax, Inc. (a)	19

973	Nymox Pharmaceutical Corp. (a)	1

8,691	OPKO Health, Inc. (a)	26

3,286	Organovo Holdings, Inc. (a)	3

385	Ovid Therapeutics, Inc. (a)	1

4,759	Palatin Technologies, Inc.^ (a)	3

3,937	PDL BioPharma, Inc. (a)	11

778	Pfenex, Inc. (a)	2

1,482	Pieris Pharmaceuticals, Inc. (a)	4

228	PolarityTE, Inc. (a)	3

1,769	Portola Pharmaceuticals, Inc. (a)	35

2,408	Progenics Pharmaceuticals, Inc. (a)	10

739	Proteostasis Therapeutics, Inc. (a)	2

1,074	Prothena Corp. PLC (a)	11

1,248	PTC Therapeutics, Inc. (a)	43

800	Puma Biotechnology, Inc. (a)	16

432	Ra Pharmaceuticals, Inc. (a)	8

1,094	Radius Health, Inc. (a)	18

414	Recro Pharma, Inc. (a)	3

886	Regenxbio, Inc. (a)	37

1,088	Repligen Corp. (a)	57

199	Replimune Group, Inc. (a)	2

1,128	Retrophin, Inc. (a)	26

437	Rhythm Pharmaceuticals, Inc. (a)	12

4,635	Rigel Pharmaceuticals, Inc. (a)	11

548	Rocket Pharmaceuticals, Inc. (a)	8

323	Rubius Therapeutics, Inc. (a)	5

10,295	Sangamo BioSciences, Inc. (a)	118

783	Savara, Inc. (a)	6

166	Scholar Rock Holding Corp. (a)	4

424	Selecta Biosciences, Inc. (a)	1

618	Seres Therapeutics, Inc. (a)	3

329	Solid Biosciences, Inc. (a)	9

2,955	Sorrento Therapeutics, Inc.^ (a)	7

867	Spark Therapeutics, Inc. (a)	34

2,728	Spectrum Pharmaceuticals, Inc. (a)	24

190	Spero Therapeutics, Inc. (a)	1

383	Spring Bank Pharmaceuticals, Inc. (a)	4

751	Stemline Therapeutics, Inc. (a)	7

191	Surface Oncology, Inc. (a)	1

362	Syndax Pharmaceuticals, Inc. (a)	2

7,037	Synergy Pharmaceuticals, Inc. (a)	1

369	Synlogic, Inc. (a)	3

629	Syros Pharmaceuticals, Inc. (a)	4

Shares	Security Description	Value (000)

	Biotechnology (continued)

903	T2 Biosystems, Inc. (a)	$3

7,514	Tesaro, Inc. (a)	558

1,818	TG Therapeutics, Inc. (a)	7

530	Tocagen, Inc. (a)	4

268	Translate Bio, Inc. (a)	2

2,816	Tyme Technologies, Inc. (a)	10

1,306	Ultragenyx Pharmaceutical, Inc. (a)	57

672	UNITY Biotechnology, Inc.^ (a)	11

513	Unum Therapeutics, Inc. (a)	2

1,440	Vanda Pharmaceuticals, Inc. (a)	38

729	Veracyte, Inc. (a)	9

1,856	Verastem, Inc. (a)	6

1,218	Vericel Corp. (a)	21

1,640	Viking Therapeutics, Inc.^ (a)	13

737	Vital Therapies, Inc. (a)	—

578	Voyager Therapeutics, Inc. (a)	5

1,275	Xencor, Inc. (a)	46

147	Xoma Corp. (a)	2

822	Zafgen, Inc. (a)	4

3,633	ZIOPHARM Oncology, Inc.^ (a)	7

		5,986

	Building Products — 1.30%

1,121	AAON, Inc.	39

985	Advanced Drainage Systems, Inc.	24

382	American Woodmark Corp. (a)	21

765	Apogee Enterprises, Inc.	23

578	Armstrong Flooring, Inc. (a)	7

3,055	Builders FirstSource, Inc. (a)	33

628	Caesarstone Ltd.	9

1,004	Continental Building Products, Inc. (a)	26

426	CSW Industrials, Inc. (a)	21

7,875	Gibraltar Industries, Inc. (a)	280

983	Griffon Corp.	10

495	Insteel Industries, Inc.	12

17,877	Jeld-Wen Holding, Inc. (a)	254

5,690	Masonite International Corp. (a)	256

1,183	NCI Building Systems, Inc. (a)	9

642	Patrick Industries, Inc. (a)	19

1,551	PGT, Inc. (a)	25

975	Quanex Building Products Corp.	13

1,154	Simpson Manufacturing Co., Inc.	62

9,500	Trex Company, Inc. (a)	564

1,682	Universal Forest Products, Inc.	44

		1,751

	Capital Markets — 1.59%

798	Arlington Asset Investment Corp.	6

11,202	Artisan Partners Asset Management, Inc., Class – A	248

16	Ashford, Inc. (a)	1

70	Associated Capital Group, Inc., Class – A	2

589	B. Riley Financial, Inc.	8

6,645	Blucora, Inc. (a)	177

2,206	Brightsphere Investment Group	24

619	Cohen & Steers, Inc.	21

737	Cowen Group, Inc., Class – A (a)	10

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Capital Markets (continued)

88	Diamond Hill Investment Group	$13

944	Donnelley Financial Solutions, Inc. (a)	13

2,669	Federated Investors, Inc., Class – B	71

501	Focus Financial Partners, Inc., Class – A (a)	13

746	Gain Capital Holdings, Inc.	5

181	GAMCO Investors, Inc., Class – A	3

10,825	Greenhill & Co., Inc.	265

457	Hamilton Lane, Inc.	17

905	Houlihan Lokey, Inc.	33

419	International Fcstone, Inc. (a)	15

909	Investment Technology Group, Inc.	27

2,937	Ladenburg Thalmann Financial Services, Inc.	7

7,037	LPL Financial Holdings, Inc.	431

1,211	Moelis & Co., Class – A	42

283	Oppenheimer Holdings, Inc., Class – A	7

398	Piper Jaffray Cos., Inc.	26

539	PJT Partners, Inc.	21

507	Pzena Investment Management, Inc.	4

4,614	Raymond James Financial, Inc.	344

594	Safeguard Scientifics, Inc. (a)	5

154	Siebert Financial Corp. (a)	2

224	Silvercrest Asset Management Group, Inc.	3

1,913	Stifel Financial Corp.	79

56	Value Line, Inc.	1

190	Virtus Investment Partners, Inc.	15

8,306	Waddell & Reed Financial, Inc., Class – A	150

230	Westwood Holdings Group, Inc.	8

3,161	WisdomTree Investments, Inc.	21

		2,138

	Chemicals — 2.03%

585	Advanced Emissions Solutions, Inc.	6

830	Advansix, Inc. (a)	20

802	Agrofresh Solutions, Inc. (a)	3

3,395	Albemarle Corp.	262

794	American Vanguard Corp.	12

891	Balchem Corp.	70

198	Chase Corp.	20

2,280	Ferro Corp. (a)	36

1,595	Flotek Industries, Inc. (a)	2

9,186	FMC Corp.	680

721	FutureFuel Corp.	11

2,006	GCP Applied Technologies (a)	49

1,394	H.B. Fuller Co.	59

278	Hawkins, Inc.	11

1,166	Ingevity Corp. (a)	98

2,924	Innophos Holdings, Inc.	72

676	Innospec, Inc.	42

2,727	Intrepid Potash, Inc. (a)	7

570	Koppers Holdings, Inc. (a)	10

17,396	Kraton Performance Polymers, Inc. (a)	380

628	Kronos Worldwide, Inc.	7

317	Livent Corp. (a)	4

668	LSB Industries, Inc. (a)	4

1,223	Marrone Bio Innovations, Inc. (a)	2

Shares	Security Description	Value (000)

	Chemicals (continued)

976	Minerals Technologies, Inc.	$50

1,222	Omnova Solutions, Inc. (a)	9

25,767	Platform Specialty Products Corp. (a)	266

2,218	PolyOne Corp.	63

985	PQ Group Holdings, Inc. (a)	15

361	Quaker Chemical Corp.	64

1,372	Rayonier Advanced Materials, Inc.	15

1,181	Sensient Technologies Corp.	66

569	Stepan Co.	42

573	Trecora Resources (a)	4

716	Tredegar Industries, Inc.	11

1,196	Trinseo SA	55

25,748	Tronox Ltd., Class – A	200

699	Valhi, Inc.	1

		2,728

	Commercial Services & Supplies — 1.94%

1,824	ABM Industries, Inc.	59

2,871	ACCO Brands Corp.	19

1,999	Advanced Disposal Services, Inc. (a)	48

16,617	Aqua Metals, Inc. (a)	30

10,561	ARC Document Solutions, Inc. (a)	22

1,303	Brady Corp., Class – A	57

658	BrightView Holdings, Inc. (a)	7

1,077	Casella Waste Systems, Inc. (a)	31

915	CECO Environmental Corp. (a)	6

202	Charah Solutions, Inc. (a)	2

600	Cimpress NV (a)	62

23,169	Covanta Holding Corp.	310

1,268	Deluxe Corp.	49

708	Ennis, Inc.	14

20,831	Essendant, Inc.	261

2,043	Healthcare Services Group, Inc.	82

411	Heritage-Crystal Clean, Inc. (a)	9

1,631	Herman Miller, Inc.	49

1,174	HNI Corp.	42

20,734	Interface, Inc.	294

1,027	Kimball International, Inc., Class – B	15

1,308	Knoll, Inc.	22

967	LSC Communications, Inc.	7

857	Matthews International Corp., Class – A	35

7,165	McGrath RentCorp	368

1,244	Mobile Mini, Inc.	39

939	MSA Safety, Inc.	89

375	Multi-Color Corp.	13

219	NL Industries, Inc. (a)	1

549	PICO Holdings, Inc. (a)	5

5,085	Pitney Bowes, Inc.	30

869	Quad Graphics, Inc.	11

1,974	RR Donnelley & Sons Co.	8

609	SP Plus Corp. (a)	18

12,260	Steelcase, Inc., Class – A	182

798	Team, Inc. (a)	12

1,515	Tetra Tech, Inc.	78

1,386	The Brink’s Co.	90

425	UniFirst Corp.	61

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Commercial Services & Supplies (continued)

604	US Ecology, Inc.	$38

559	Viad Corp.	28

218	VSE Corp.	7

		2,610

	Communications Equipment — 1.26%

8,390	Acacia Communications, Inc. (a)	319

1,343	ADTRAN, Inc.	14

990	Aerohive Networks, Inc. (a)	3

522	Applied Optoelectronics, Inc. (a)	8

956	CalAmp Corp. (a)	12

1,259	Calix, Inc. (a)	12

728	Casa Systems, Inc. (a)	10

16,284	Ciena Corp. (a)	551

348	Clearfield, Inc. (a)	3

637	Comtech Telecommunications Corp.	16

117	DASAN Zhone Solutions, Inc. (a)	2

784	Digi International, Inc. (a)	8

3,102	Extreme Networks, Inc. (a)	19

3,202	Finisar Corp. (a)	69

2,334	Harmonic, Inc. (a)	11

4,033	Infinera Corp. (a)	16

953	InterDigital, Inc.	63

469	KVH Industries, Inc. (a)	5

6,017	Lumentum Holdings, Inc. (a)	253

857	NETGEAR, Inc. (a)	45

2,059	NetScout Systems, Inc. (a)	49

897	Plantronics, Inc.	30

891	Quantenna Communications, Inc. (a)	13

1,368	Ribbon Communications, Inc. (a)	7

1,528	ViaSat, Inc. (a)	90

6,232	Viavi Solutions, Inc. (a)	63

		1,691

	Construction & Engineering — 2.27%

893	Aegion Corp. (a)	15

550	Ameresco, Inc., Class – A (a)	8

410	Argan, Inc.	16

1,001	Comfort Systems USA, Inc.	44

820	Dycom Industries, Inc. (a)	44

1,571	EMCOR Group, Inc.	94

6,198	Granite Construction, Inc.	250

1,659	Great Lakes Dredge & Dock Co. (a)	11

1,228	HC2 Holdings, Inc. (a)	3

264	IES Holdings, Inc. (a)	4

411	Infrastructure and Energy Alternatives, Inc. (a)	3

44,980	KBR, Inc.	682

16,680	MasTec, Inc. (a)	676

454	MYR Group, Inc. (a)	13

285	Northwest Pipe Co. (a)	7

254	NV5 Holdings, Inc. (a)	15

822	Orion Group Holdings, Inc. (a)	4

1,131	Primoris Services Corp.	22

751	Sterling Construction Co., Inc. (a)	8

64,296	Tutor Perini Corp. (a)	1,026

Shares	Security Description	Value (000)

	Construction & Engineering (continued)

11,446	Willscot Corp. (a)	$108

		3,053

	Construction Materials — 0.46%

2,249	Eagle Materials, Inc., Class – A	137

45,751	Forterra, Inc.^ (a)	172

1,483	Martin Marietta Materials, Inc.	256

3,090	Summit Materials, Inc., Class – A (a)	38

434	U.S. Concrete, Inc. (a)	15

60	United States Lime & Minerals, Inc.	4

		622

	Consumer Finance — 0.57%

316	Curo Group Holdings Corp. (a)	3

535	Elevate Credit, Inc. (a)	2

702	Encore Capital Group, Inc. (a)	16

920	Enova International, Inc. (a)	18

1,381	EZCORP, Inc., Class – A (a)	11

1,198	Firstcash, Inc.	87

4,296	Green Dot Corp., Class – A (a)	342

8,634	LendingClub Corp. (a)	23

505	Nelnet, Inc., Class – A	26

9,011	PRA Group, Inc. (a)	220

253	Regional Management Corp. (a)	6

168	World Acceptance Corp. (a)	17

		771

	Containers & Packaging — 0.54%

9,802	Berry Plastics Group, Inc. (a)	467

19,554	Graphic Packaging Holding Co.	208

145	Greif, Inc.	6

706	Greif, Inc., Class – A	26

953	Myers Industries, Inc.	14

191	UFP Technologies, Inc. (a)	6

		727

	Distributors — 0.03%

1,235	Core-Mark Holding Co., Inc.	29

302	Funko, Inc. (a)	4

183	Weyco Group, Inc.	5

		38

	Diversified Consumer Services — 1.94%

1,603	Adtalem Global Education, Inc. (a)	76

439	American Public Education, Inc. (a)	12

33,920	Career Education Corp. (a)	387

481	Carriage Services, Inc.	7

30,487	Chegg, Inc. (a)	867

2,861	Houghton Mifflin Harcourt Co. (a)	25

9,500	K12, Inc. (a)	236

2,594	Laureate Education, Inc., Class – A (a)	40

3,116	Regis Corp. (a)	53

968	Sotheby’s (a)	38

6,195	Strategic Education, Inc.	703

4,441	Weight Watchers International, Inc. (a)	171

		2,615

	Diversified Financial Services — 0.46%

839	Banco Latinoamericano de Comercio Exterior SA, Class – E	15

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Diversified Financial Services (continued)

1,914	Cannae Holdings, Inc. (a)	$33

3,918	FGL Holdings (a)	26

13,591	Jefferies Financial Group, Inc.	236

213	Marlin Business Services Corp.	5

52,478	On Deck Capital, Inc. (a)	309

		624

	Diversified Telecommunication Services — 0.72%

290	ATN International, Inc.	21

1,239	Cincinnati Bell, Inc. (a)	10

16,375	Cogent Communications Group, Inc.	740

1,896	Consolidated Communications Holdings, Inc.	19

2,821	Frontier Communications Corp. (a)	7

1,566	Intelsat SA (a)	34

2,648	Iridium Communications, Inc. (a)	49

524	Ooma, Inc. (a)	7

2,044	ORBCOMM, Inc. (a)	17

271	pdvWireless, Inc. (a)	10

6,086	Vonage Holdings Corp. (a)	53

1,064	Windstream Holdings, Inc. (a)	2

		969

	Electric Utilities — 0.45%

1,417	ALLETE, Inc.	108

1,116	El Paso Electric Co.	56

1,387	IDACORP, Inc.	129

958	MGE Energy, Inc.	57

1,099	Otter Tail Corp.	55

2,196	PNM Resources, Inc.	90

2,459	Portland General Electric Co.	113

250	Spark Energy, Inc., Class – A	2

		610

	Electrical Equipment — 0.71%

193	Allied Motion Technologies, Inc.	9

1,064	Atkore International Group, Inc. (a)	21

718	AZZ, Inc.	29

1,002	Babcock & Wilcox Enterprises, Inc. (a)	—

10,706	Bloom Energy Corp., Class – A^ (a)	107

4,823	Encore Wire Corp.	242

606	Energous Corp. (a)	4

1,160	EnerSys	90

2,271	Enphase Energy, Inc. (a)	11

1,924	FuelCell Energy, Inc.^ (a)	1

1,670	Generac Holdings, Inc. (a)	83

5,812	Plug Power, Inc.^ (a)	7

257	Powell Industries, Inc.	6

90	Preformed Line Products Co.	5

2,689	Sunrun, Inc. (a)	29

891	Thermon Group Holdings, Inc. (a)	18

391	TPI Composites, Inc. (a)	10

7,412	Vicor Corp. (a)	280

804	Vivint Solar, Inc. (a)	3

		955

Shares	Security Description	Value (000)

	Electronic Equipment, Instruments & Components — 3.50%

6,182	Anixter International, Inc. (a)	$336

316	Arlo Technologies, Inc.^ (a)	3

1,277	AVX Corp.	19

802	Badger Meter, Inc.	39

241	BEL Fuse, Inc., Class – B	4

1,098	Belden, Inc.	46

1,206	Benchmark Electronics, Inc.	26

16,215	Celestica, Inc. (a)	142

731	Control4 Corp. (a)	13

883	CTS Corp.	23

1,028	Daktronics, Inc.	8

896	Electro Scientific Industries, Inc. (a)	27

367	ePlus, Inc. (a)	26

5,185	Fabrinet (a)	267

458	FARO Technologies, Inc. (a)	19

5,886	Fitbit, Inc., Class – A (a)	29

33,241	Flextronics International Ltd. (a)	253

6,465	II-VI, Inc. (a)	210

5,461	Insight Enterprises, Inc. (a)	223

790	Iteris, Inc. (a)	3

8,379	Itron, Inc. (a)	396

24,267	Jabil Circuit, Inc.	601

1,535	KEMET Corp.	27

743	Kimball Electronics, Inc. (a)	12

2,414	Knowles Corp. (a)	32

1,019	Littelfuse, Inc.	175

1,080	Maxwell Technologies, Inc.^ (a)	2

92	Mesa Laboratories, Inc.	19

974	Methode Electronics, Inc.	23

496	MTS Systems Corp.	20

368	Napco Security Technologies (a)	6

614	nLight, Inc. (a)	11

3,025	Novanta, Inc. (a)	191

467	OSI Systems, Inc. (a)	34

277	Par Technology Corp. (a)	6

555	Park Electrochemical Corp.	10

321	PC Connection, Inc.	10

868	Plexus Corp. (a)	44

7,693	Rogers Corp. (a)	761

1,841	Sanmina Corp. (a)	44

8,070	ScanSource, Inc. (a)	277

1,145	SYNNEX Corp.	93

1,053	Tech Data Corp. (a)	86

2,536	TTM Technologies, Inc. (a)	25

3,649	Vishay Intertechnology, Inc.	66

296	Vishay Precision Group, Inc. (a)	9

		4,696

	Energy Equipment & Services — 1.07%

3,449	Archrock, Inc. Com	26

509	Basic Energy Services, Inc. (a)	2

915	Bristow Group, Inc. (a)	2

8,657	C&J Energy Services, Inc. (a)	118

1,054	Cactus, Inc., Class – A (a)	29

685	CARBO Ceramics, Inc. (a)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Energy Equipment & Services (continued)

858	Covia Holdings Corp. (a)	$3

508	Dawson Geophysical Co. (a)	2

1,790	Diamond Offshore Drilling, Inc. (a)	17

3,515	Dril-Quip, Inc. (a)	106

34,418	Ensco PLC, Class – A, ADR	123

587	Era Group, Inc. (a)	5

890	Exterran Corp. (a)	16

2,229	Forum Energy Technologies, Inc. (a)	9

1,963	Franks International N.V. (a)	10

879	FTS International, Inc. (a)	6

3,801	Helix Energy Solutions Group, Inc. (a)	21

1,045	Independence Contract Drilling, Inc. (a)	3

263	Ion Geophysical (a)	1

1,475	Keane Group, Inc. (a)	12

315	Key Energy Services, Inc. (a)	1

553	KLX Energy Services Holdings, Inc. (a)	13

1,187	Liberty Oilfield Services, Inc.	15

338	Mammoth Energy Services, Inc.	6

740	Matrix Service Co. (a)	13

4,874	McDermott International, Inc. (a)	32

358	Natural Gas Services Group, Inc. (a)	6

293	NCS Multistage Holdings, Inc. (a)	1

2,440	Newpark Resources, Inc. (a)	17

399	Nine Energy Service, Inc. (a)	9

39,214	Noble Corp. PLC (a)	103

2,723	Oceaneering International, Inc. (a)	33

1,644	Oil States International, Inc. (a)	23

279	PHI, Inc. (a)	1

1,899	Pioneer Energy Services Corp. (a)	2

543	Profire Energy, Inc. (a)	1

1,909	ProPetro Holding Corp. (a)	24

123	Quintana Energy Services, Inc. (a)	—

397	RigNet, Inc. (a)	5

3,515	Rowan Cos. PLC, Class – A (a)	29

480	SEACOR Holdings, Inc. (a)	18

467	SEACOR Marine Holdings, Inc. (a)	5

1,208	Select Energy Services, Inc. (a)	8

666	Smart Sand, Inc.^ (a)	1

744	Solaris Oilfield Infrastructure, Inc.	9

9,452	Superior Energy Services, Inc. (a)	32

8,160	TechnipFMC PLC	160

3,249	TETRA Technologies, Inc. (a)	5

766	Tidewater, Inc. (a)	15

42,602	Transocean Ltd. (a)	296

1,433	Unit Corp. (a)	20

2,167	US Silica Holdings, Inc.	22

		1,438

	Entertainment — 0.53%

1,412	AMC Entertainment Holdings, Inc., Class – A	17

1,032	Eros International PLC (a)	9

95,789	Global Eagle Entertainment, Inc. (a)	215

3,128	Glu Mobile, Inc. (a)	25

1,481	IMAX Corp. (a)	28

293	Liberty Braves Group (a)	7

Shares	Security Description	Value (000)

	Entertainment (continued)

998	Liberty Braves Group (a)	$25

13,141	Lions Gate Entertainment Corp., Class – B	195

792	Livexlive Media, Inc. (a)	4

515	Marcus Corp.	20

7,147	Pandora Media, Inc. (a)	58

484	Reading International, Inc. (a)	7

568	Rosetta Stone, Inc. (a)	9

1,183	World Wrestling Entertainment, Inc., Class – A	88

		707

	Equity Real Estate Investment Trusts — 2.71%

2,201	Acadia Realty Trust	52

918	Agree Realty Corp.	54

1,846	Alexander & Baldwin, Inc. (a)	34

59	Alexander’s, Inc.	18

1,069	American Assets Trust, Inc.	43

2,383	Americold Realty Trust	61

1,369	Armada Hoffler Properties, Inc.	19

2,290	Ashford Hospitality Trust	9

683	Bluerock Residential Growth REIT, Inc.	6

773	Braemar Hotels & Resorts, Inc.	7

189	BRT Apartments Corp.	2

2,232	CareTrust REIT, Inc.	41

1,322	Catchmark Timber Trust, Inc.	9

4,578	CBL & Associates Properties, Inc.	9

2,552	Cedar Realty Trust, Inc.	8

1,223	Chatham Lodging Trust	22

1,662	Chesapeake Lodging Trust	40

1,010	City Office REIT, Inc.	10

485	Clipper Realty, Inc.	6

488	Community Healthcare Trust, Inc.	14

3,300	CoreCivic, Inc.	59

337	Corenergy Infrastructure Trust, Inc.	11

1,128	CorePoint Lodging, Inc.	14

16,578	Corporate Office Properties Trust	350

11,579	Cousins Properties, Inc.	91

10,033	DiamondRock Hospitality Co.	91

1,636	Easterly Government Properties, Inc.	26

968	EastGroup Properties, Inc.	89

931	Farmland Partners, Inc.	4

3,425	First Industrial Realty Trust, Inc.	99

1,894	Four Corners Property Trust, Inc.	50

2,892	Franklin Street Properties Corp.	18

1,402	Front Yard Residential Corp.	12

917	Getty Realty Corp.	27

793	Gladstone Commercial Corp.	14

315	Gladstone Land Corp.	4

559	Global Medical REIT, Inc.	5

1,993	Global Net Lease, Inc.	35

2,669	Government Properties Income Trust^	18

3,414	Healthcare Realty Trust, Inc.	97

968	Hersha Hospitality Trust	17

2,487	Independence Realty Trust, Inc.	23

1,789	Industrial Logistics Property Trust	35

1,237	InfraREIT, Inc.	26

253	Innovative Industrial Properties, Inc.	11

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

334	Investors Real Estate Trust	$16

1,822	iStar, Inc.	17

491	Jernigan Capital, Inc.	10

2,281	Kite Realty Group Trust	32

5,887	Lexington Realty Trust	48

1,082	LTC Properties, Inc.	45

2,524	Mack-Cali Realty Corp.	49

835	Medequities Realty Trust, Inc.	6

2,390	Monmouth Real Estate Investment Corp., Class – A	30

1,126	National Health Investors, Inc.	85

1,535	National Storage Affiliates	41

2,029	New Senior Investment Group, Inc.	8

504	Nexpoint Residential Trust, Inc.	18

1,216	NorthStar Realty Europe Corp.	18

418	One Liberty Properties, Inc.	10

3,752	Pebblebrook Hotel Trust	106

1,896	Pennsylvania Real Estate Investment Trust	11

5,049	Physicians Realty Trust	81

3,531	Piedmont Office Realty Trust, Inc., Class – A	60

1,837	Potlatch Corp.	58

1,081	Preferred Apartment Communities, Inc., Class – A	15

548	PS Business Parks, Inc.	72

1,404	QTS Realty Trust, Inc., Class – L	52

3,019	Retail Opportunity Investments Corp.	48

2,502	Rexford Industrial Realty, Inc.	74

4,793	RLJ Lodging Trust	79

2,144	RPT Realty	26

1,231	Ryman Hospitality Properties, Inc.	82

4,892	Sabra Healthcare REIT, Inc.	81

216	Safety Income and Growth, Inc.	4

314	Saul Centers, Inc.	15

906	Seritage Growth Properties	29

1,130	Spirit MTA REIT	8

2,688	STAG Industrial, Inc.	67

2,830	Summit Hotel Properties, Inc.	28

6,304	Sunstone Hotel Investors, Inc.	82

2,534	Tanger Factory Outlet Centers, Inc.	51

1,585	Terreno Realty Corp.	56

3,336	The Geo Group, Inc.	66

1,471	Tier REIT, Inc.	30

883	UMH Properties, Inc.	10

350	Universal Health Realty Income Trust	21

3,014	Urban Edge Properties	50

830	Urstadt Biddle Properties, Inc., Class – A	16

5,053	Washington Prime Group, Inc.	25

2,171	Washington Real Estate Investment Trust	50

1,030	Whitestone REIT	13

3,107	Xenia Hotels & Resorts, Inc.	53

		3,642

	Food & Staples Retailing — 0.37%

1,963	BJ’s Wholesale Club Holdings, Inc., Class – C (a)	44

7,332	Chefs’ Warehouse Holdings LLC (a)	235

Shares	Security Description	Value (000)

	Food & Staples Retailing (continued)

400	Ingles Markets, Inc., Class – A	$11

278	Natural Grocers by Vitamin Cottage, Inc. (a)	4

2,809	Performance Food Group Co. (a)	91

599	PriceSmart, Inc.	35

28,443	Rite Aid Corp. (a)	20

704	Smart & Final Stores, Inc. (a)	3

953	SpartanNash Co.	16

735	The Andersons, Inc.	22

1,382	United Natural Foods, Inc. (a)	—

237	Village Super Market, Inc., Class – A	6

264	Weis Markets, Inc.	13

		500

	Food Products — 0.60%

110	Alico, Inc.	3

1,832	B&G Foods, Inc., Class – A^	53

438	Calavo Growers, Inc.	32

876	Cal-Maine Foods, Inc.	37

15,548	Darling Ingredients, Inc. (a)	300

2,466	Dean Foods Co.	9

250	Farmer Brothers Co. (a)	6

827	Fresh Del Monte Produce, Inc.	23

708	Freshpet, Inc. (a)	23

2,658	Hostess Brands, Inc. (a)	29

416	J&J Snack Foods Corp.	60

237	John B. Sanfilippo & Son, Inc.	13

521	Lancaster Colony Corp.	93

773	Landec Corp. (a)	9

429	Limoneira Co.	8

566	Sanderson Farms, Inc.	56

207	Seneca Foods Corp., Class – A (a)	6

1,656	Simply Good Foods Co. (The) (a)	31

475	Tootsie Roll Industries, Inc.	16

		807

	Gas Utilities — 0.43%

434	Chesapeake Utilities Corp.	35

2,398	New Jersey Resources Corp.	110

799	Northwest Natural Holding Co.	48

1,432	One Gas, Inc.	115

202	RGC Resources, Inc.	6

2,383	South Jersey Industries, Inc.	66

1,348	Southwest Gas Corp.	103

1,356	Spire, Inc.	100

		583

	Health Care Equipment & Supplies — 6.52%

2,397	Accuray, Inc. (a)	8

1,010	AngioDynamics, Inc. (a)	20

398	Anika Therapeutics, Inc. (a)	13

4,148	Antares Pharma, Inc. (a)	11

1,009	AtriCure, Inc. (a)	31

39	Atrion Corp.	29

1,286	Avanos Medical, Inc. (a)	58

6,155	AxoGen, Inc. (a)	126

13,072	Cardiovascular Systems, Inc. (a)	372

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

3,722	Cerus Corp. (a)	$19

685	CONMED Corp.	44

959	CryoLife, Inc. (a)	27

769	Cryoport, Inc. (a)	8

365	Cutera, Inc. (a)	6

841	CytoSorbents Corp. (a)	7

5,104	Dexcom, Inc. (a)	611

3,548	Edwards Lifesciences Corp. (a)	543

165	Electrocore LLC (a)	1

2,095	Endologix, Inc. (a)	2

186	Fonar Corp. (a)	4

1,464	GenMark Diagnostics, Inc. (a)	7

7,635	Glaukos Corp. (a)	429

1,999	Globus Medical, Inc., Class – A (a)	87

1,426	Haemonetics Corp. (a)	143

398	Helius Medical Technologies, Inc. (a)	4

180	Heska Corp. (a)	15

486	Inogen, Inc. (a)	60

13,002	Insulet Corp. (a)	1,030

849	Integer Holdings Corp. (a)	65

209	Intricon Corp. (a)	6

889	Invacare Corp.	4

73	Iradimed Corp. (a)	2

5,875	iRhythm Technologies, Inc. (a)	408

1,001	Lantheus Holdings, Inc. (a)	16

421	LeMaitre Vascular, Inc.	10

3,947	LivaNova PLC (a)	361

1,159	Meridian Bioscience, Inc.	20

1,466	Merit Medical Systems, Inc. (a)	82

871	Natus Medical, Inc. (a)	30

1,387	Neogen Corp. (a)	79

1,374	Neuronetics, Inc. (a)	27

787	Nevro Corp. (a)	31

13,455	Novocure Ltd. (a)	450

1,415	NuVasive, Inc. (a)	70

472	Nuvectra Corp. (a)	8

1,778	NxStage Medical, Inc. (a)	51

1,624	OraSure Technologies, Inc. (a)	19

472	Orthofix Medical, Inc. (a)	25

207	Orthopediatrics Corp. (a)	7

731	Oxford Immunotec Global PLC (a)	9

275	Pulse Biosciences, Inc. (a)	3

944	Quidel Corp. (a)	46

1,392	Rockwell Medical Technologies, Inc. (a)	3

1,607	RTI Surgical, Inc. (a)	6

362	Seaspine Holdings Corp. (a)	7

2,491	Senseonics Holdings, Inc. (a)	6

620	Sientra, Inc. (a)	8

23,336	STAAR Surgical Co. (a)	745

2,418	Steris PLC	258

362	SurModics, Inc. (a)	17

490	Tactile Systems Technology, Inc. (a)	22

23,772	Tandem Diabetes Care, Inc. (a)	903

3,641	The Cooper Companies, Inc.	926

Shares	Security Description	Value (000)

	Health Care Equipment & Supplies (continued)

4,339	Transenterix, Inc.^ (a)	$10

98	Utah Medical Products, Inc.	8

9,266	Varex Imaging Corp. (a)	219

1,631	Viewray, Inc.^ (a)	10

3,426	Wright Medical Group NV (a)	93

		8,785

	Health Care Providers & Services — 2.08%

353	AAC Holdings, Inc. (a)	—

12,804	Acadia Healthcare Company, Inc. (a)	329

256	Addus HomeCare Corp. (a)	17

738	Amedisys, Inc. (a)	86

352	American Renal Associates Holdings, Inc. (a)	4

1,269	AMN Healthcare Services, Inc. (a)	72

96	Apollo Medical Holdings, Inc. (a)	2

3,375	BioScrip, Inc. (a)	12

897	Biotelemetry, Inc. (a)	54

5,247	Brookdale Senior Living, Inc. (a)	35

718	Capital Senior Living Corp. (a)	5

464	Civitas Solutions, Inc. (a)	8

2,331	Community Health Systems, Inc. (a)	7

256	CorVel Corp. (a)	16

1,016	Cross Country Healthcare, Inc. (a)	7

21,453	Diplomat Pharmacy, Inc. (a)	289

3,286	Encompass Health Corp.	203

1,336	Genesis Healthcare, Inc. (a)	2

3,343	Guardant Health, Inc. (a)	123

1,487	HealthEquity, Inc. (a)	89

5,837	LHC Group, Inc. (a)	548

665	Magellan Health Services, Inc. (a)	38

6,040	MEDNAX, Inc. (a)	199

327	National Healthcare Corp.	26

298	National Research Corp., Class – A	11

1,651	Owens & Minor, Inc.	10

2,270	Patterson Companies, Inc.	45

430	Petiq, Inc. (a)	10

313	Providence Service Corp. (a)	19

678	Quorum Health Corp. (a)	2

2,774	R1 RCM, Inc. (a)	22

15,582	RadNet, Inc. (a)	158

3,000	Select Medical Holdings Corp. (a)	46

522	Surgery Partners, Inc. (a)	5

2,304	Tenet Healthcare Corp. (a)	39

1,362	The Ensign Group, Inc.	53

1,119	Tivity Health, Inc. (a)	28

8,278	Triple-S Management Corp., Class – A (a)	144

349	U.S. Physical Therapy, Inc.	36

		2,799

	Health Care Technology — 0.84%

4,734	Allscripts Healthcare Solutions, Inc. (a)	46

1,894	Castlight Health, Inc., Class – B (a)	4

329	Computer Programs & Systems, Inc.	8

1,885	Evolent Health, Inc. (a)	38

713	HealthStream, Inc.	17

2,282	HMS Holdings Corp. (a)	64

1,928	Inovalon Holdings, Inc., Class – A (a)	27

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Technology (continued)

324	Inspire Medical System, Inc. (a)	$14

1,587	Medidata Solutions, Inc. (a)	107

421	Nanthealth, Inc.^ (a)	—

1,467	NextGen Healthcare, Inc. (a)	22

1,057	Omnicell, Inc. (a)	65

326	Simulations Plus, Inc.	6

486	Tabula Rasa Healthcare, Inc. (a)	31

13,107	Teladoc, Inc. (a)	651

841	Vocera Communications, Inc. (a)	33

		1,133

	Hotels, Restaurants & Leisure — 1.33%

1,723	BBX Capital Corp.	10

2,475	Belmond Ltd. (a)	62

2	Biglari Holdings, Inc., Class – A (a)	1

29	Biglari Holdings, Inc., Class – B (a)	3

557	BJ’s Restaurant, Inc.	28

2,277	Bloomin’ Brands, Inc.	41

209	Bluegreen Vacations Corp.	3

506	Bojangles’, Inc. (a)	8

2,253	Boyd Gaming Corp.	47

1,062	Brinker International, Inc.	47

983	Carrols Restaurant Group, Inc. (a)	10

682	Century Casinos, Inc. (a)	5

323	Churchill Downs, Inc.	79

469	Chuy’s Holdings, Inc. (a)	8

530	Cracker Barrel Old Country Store, Inc.	85

1,104	Dave & Buster’s Entertainment, Inc.	49

905	Del Frisco’s Restaurant Group, Inc. (a)	6

832	Del Taco Restaurants, Inc. (a)	8

1,668	Denny’s Corp. (a)	27

455	DineEquity, Inc.	31

1,571	Drive Shack, Inc. (a)	6

606	El Pollo Loco Holdings, Inc. (a)	9

1,796	Eldorado Resorts, Inc. (a)	65

92	Empire Resorts, Inc. (a)	1

665	Fiesta Restaurant Group, Inc. (a)	10

491	Golden Entertainment, Inc. (a)	8

655	International Speedway Corp., Class – A	29

391	J Alexander’s Holdings, Inc. (a)	3

758	Jack in the Box, Inc.	59

581	Lindblad Expeditions Holdings, Inc. (a)	8

1,070	Marriott Vacations Worldwide Corp.	75

303	Monarch Casino & Resort, Inc. (a)	12

85	Nathan’s Famous, Inc.	6

333	Noodles & Co. (a)	2

604	Papa John’s International, Inc.	24

2,961	Penn National Gaming, Inc. (a)	56

8,205	Planet Fitness, Inc., Class – A (a)	441

594	PlayAGS, Inc. (a)	14

666	Potbelly Corp. (a)	5

266	RCI Hospitality Holdings, Inc.	6

499	Red Lion Hotels Corp. (a)	4

357	Red Robin Gourmet Burgers, Inc. (a)	10

1,889	Red Rock Resorts, Inc., Class – A	38

Shares	Security Description	Value (000)

	Hotels, Restaurants & Leisure (continued)

809	Ruth’s Hospitality Group, Inc.	$18

1,486	Scientific Games Corp., Class – A (a)	27

1,515	SeaWorld Entertainment, Inc. (a)	33

665	Shake Shack, Inc., Class – A (a)	30

275	Speedway Motorsports, Inc.	4

1,863	Texas Roadhouse, Inc., Class – A	111

1,161	The Cheesecake Factory, Inc.	51

605	The Habit Restaurants, Inc. (a)	6

349	Town Sports International Holdings, Inc. (a)	2

799	Wingstop, Inc.	51

		1,782

	Household Durables — 1.52%

295	Bassett Furniture Industries, Inc.	6

842	Beazer Homes USA, Inc. (a)	8

1,079	Cavco Industries, Inc. (a)	141

8,555	Century Communities, Inc. (a)	148

638	Ethan Allen Interiors, Inc.	11

223	Flexsteel Industries, Inc.	5

3,050	Gopro, Inc., Class – A (a)	13

686	Green Brick Partners, Inc. (a)	5

156	Hamilton Beach Brands Holding Co.	4

730	Helen of Troy Ltd. (a)	96

324	Hooker Furniture Corp.	9

3,635	Hovnanian Enterprises, Inc., Class – A (a)	2

594	Installed Building Products, Inc. (a)	20

8,308	iRobot Corp. (a)	696

2,398	KB Home	46

1,268	La-Z-Boy, Inc.	35

4,469	LGI Homes, Inc.^ (a)	202

290	Lifetime Brands, Inc.	3

155	Lovesac Co. (The) (a)	4

733	M/I Homes, Inc. (a)	15

1,226	MDC Holdings, Inc.	34

1,048	Meritage Homes Corp. (a)	38

210	Purple Innovation, Inc. (a)	1

1,177	Roku, Inc. (a)	36

811	Skyline Champion Corp.	12

426	Sonos, Inc. (a)	4

3,236	Taylor Morrison Home Corp., Class – A (a)	51

381	The New Home Co., Inc. (a)	2

977	TopBuild Corp. (a)	44

3,892	TRI Pointe Homes, Inc. (a)	43

1,338	Tupperware Brands Corp.	42

190	Turtle Beach Corp.^ (a)	3

9,853	Universal Electronics, Inc. (a)	249

568	Vuzix Corp. (a)	3

887	William Lyon Homes, Class – A (a)	9

768	Zagg, Inc. (a)	8

		2,048

	Household Products — 0.09%

299	Central Garden & Pet Co. (a)	10

1,097	Central Garden & Pet Co., Class – A (a)	34

149	Oil-Dri Corporation of America	4

374	WD-40 Co.	69

		117

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Independent Power and Renewable Electricity Producers — 0.14%

3,356	Atlantic Power Corp. (a)	$7

981	Clearway Energy, Inc., Class – A	17

2,017	Clearway Energy, Inc., Class – C	35

1,098	Ormat Technologies, Inc.	57

2,266	Pattern Energy Group, Inc.	42

1,958	Terraform Power, Inc., Class – A	22

		180

	Industrial Conglomerates — 0.03%

991	Raven Industries, Inc.	36

	Insurance — 2.84%

1,245	Ambac Financial Group, Inc. (a)	21

9,221	American Equity Investment Life Holding Co.	258

529	AMERISAFE, Inc.	30

3,771	Argo Group International Holdings Ltd.	254

5,288	Aspen Insurance Holdings Ltd.	222

5,824	AXIS Capital Holdings Ltd.	301

1,344	Citizens, Inc.^ (a)	10

4,544	CNO Financial Group, Inc.	68

378	Crawford & Co.	3

270	Donegal Group, Inc.	4

505	eHealth, Inc. (a)	19

253	EMC Insurance Group, Inc.	8

871	Employers Holdings, Inc.	37

331	Enstar Group Ltd. (a)	55

1,826	Everest Re Group Ltd.	397

274	FBL Financial Group, Inc., Class – A	18

352	FedNat Holding Co.	7

14,048	Genworth Financial, Inc., Class – A (a)	65

240	Global Indemnity Ltd.	9

16,669	Goosehead Insurance, Inc. (a)	438

852	Greenlight Capital Re Ltd. (a)	7

317	Hallmark Financial Services, Inc. (a)	3

1,688	Hanover Insurance Group, Inc.	197

199	HCI Group, Inc.	10

361	Health Insurance Innovations, Inc., Class – A (a)	10

545	Heritage Insurance Holdings, Inc.	8

1,155	Horace Mann Educators Corp.	43

142	Independence Holding Co.	5

43	Investors Title Co.	8

706	James River Group Holdings	26

4,145	Kemper Corp.	275

274	Kingstone Cos., Inc.	5

550	Kinsale Capital Group, Inc.	31

1,799	Maiden Holdings Ltd.	3

2,459	MBIA, Inc. (a)	22

1,773	National General Holdings Corp.	43

62	National Western Life Group, Inc., Class – A	19

305	NI Holdings, Inc. (a)	5

1,184	Primerica, Inc.	116

1,463	ProAssurance Corp.	59

276	Protective Insurance Corp., Class – B	5

1,083	RLI Corp.	75

405	Safety Insurance Group, Inc.	33

Shares	Security Description	Value (000)

	Insurance (continued)

1,598	Selective Insurance Group, Inc.	$97

440	State Auto Financial Corp.	15

630	Stewart Information Services Corp.	26

569	The Navigators Group, Inc.	40

2,138	Third Point Reinsurance Ltd. (a)	21

774	Tiptree, Inc., Class B	4

708	Trupanion, Inc. (a)	18

586	United Fire Group, Inc.	32

569	United Insurance Holdings Corp.	9

863	Universal Insurance Holdings, Inc.	33

4,120	W.R. Berkley Corp.	305

		3,832

	Interactive Media & Services — 0.40%

4,272	Care.com, Inc. (a)	82

1,395	Cargurus, Inc. (a)	47

1,911	Cars.com, Inc. (a)	41

1,991	Liberty TripAdvisor Holdings, Inc., Class – A (a)	32

13,687	QuinStreet, Inc. (a)	223

1,987	The Meet Group, Inc. (a)	9

104	Travelzoo, Inc. (a)	1

2,576	TrueCar, Inc. (a)	23

2,231	Yelp, Inc. (a)	78

		536

	Internet & Direct Marketing Retail — 0.80%

713	1-800-FLOWERS.COM, Inc., Class – A (a)	9

216	Duluth Holdings, Inc., Class – B (a)	5

8,571	Etsy, Inc. (a)	407

269	Gaia, Inc. (a)	3

12,162	Groupon, Inc. (a)	39

1,997	GrubHub, Inc. (a)	153

286	Lands’ End, Inc. (a)	4

449	Leaf Group Ltd. (a)	3

1,501	Liberty Expedia Holdings, Class – A (a)	59

785	Liquidity Services, Inc. (a)	5

816	NutriSystem, Inc.	36

558	Overstock.com, Inc. (a)	8

546	PetMed Express, Inc.	13

2,209	Quotient Technology, Inc. (a)	24

643	Remark Holdings, Inc. (a)	1

910	Shutterfly, Inc. (a)	37

513	Shutterstock, Inc.	18

484	Stamps.com, Inc. (a)	75

10,574	Stitch Fix, Inc., Class – A (a)	180

		1,079

	IT Services — 1.97%

2,149	Alliance Data Systems Corp.	323

50,786	Brightcove, Inc. (a)	357

675	CACI International, Inc., Class – A (a)	97

850	Carbonite, Inc. (a)	21

1,079	Cardtronics PLC (a)	28

398	Cass Information Systems, Inc.	21

790	ConvergeOne Holdings, Inc.	10

903	CSG Systems International, Inc.	29

1,890	Endurance International Group Holdings, Inc. (a)	13

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

3,194	Euronet Worldwide, Inc. (a)	$327

1,841	Everi Holdings, Inc. (a)	9

12,761	EVERTEC, Inc.	366

653	Evo Payments, Inc., Class – A (a)	16

1,245	Exela Technologies, Inc. (a)	5

922	Exlservice Holdings, Inc. (a)	49

3,169	Global Payments, Inc.	327

1,149	GTT Communications, Inc.^ (a)	27

206	I3 Verticals, Inc., Class – A (a)	5

994	Information Services Group, Inc. (a)	4

597	Internap Corp. (a)	2

2,896	Limelight Networks, Inc. (a)	7

2,148	LiveRamp Holdings, Inc. (a)	83

715	ManTech International Corp., Class – A	37

1,756	MAXIMUS, Inc.	114

841	MoneyGram International, Inc. (a)	2

1,740	NIC, Inc.	22

888	Perficient, Inc. (a)	20

3,952	Perspecta, Inc.	68

365	PFSweb, Inc. (a)	2

1,003	Presidio, Inc.	13

501	PRGX Global, Inc.	5

1,155	Science Applications International Corp.	74

2,241	ServiceSource International, Inc. (a)	2

1,086	Sykes Enterprises, Inc. (a)	27

668	The Hackett Group, Inc.	11

3,411	Travelport Worldwide Ltd.	53

385	TTEC Holdings, Inc.	11

256	Tucows, Inc. (a)	15

1,416	Unisys Corp. (a)	16

788	Virtusa Corp. (a)	34

		2,652

	Leisure Products — 0.65%

935	Acushnet Holdings Corp.	20

1,508	American Outdoor Brands Corp. (a)	19

21,757	Callaway Golf Co.	333

630	Clarus Corp.	6

324	Escalade, Inc.	4

139	Johnson Outdoors, Inc., Class – A	8

569	Malibu Boats, Inc., Class – A (a)	20

197	Marine Products Corp.	3

518	Mastercraft Boat Holdings, Inc. (a)	10

768	Nautilus, Inc. (a)	8

457	Sturm, Ruger & Co., Inc.	24

37,151	Vista Outdoor, Inc. (a)	423

233	Yeti Holdings, Inc. (a)	3

		881

	Life Sciences Tools & Services — 0.53%

729	Accelerate Diagnostics, Inc. (a)	8

890	Cambrex Corp. (a)	34

906	Chromadex Corp. (a)	3

1,368	Codexis, Inc. (a)	23

1,286	ENZO Biochem, Inc. (a)	4

717	Fluidigm Corp. (a)	6

Shares	Security Description	Value (000)

	Life Sciences Tools & Services (continued)

853	Harvard Bioscience, Inc. (a)	$3

1,121	Luminex Corp.	26

588	Medpace Holdings, Inc. (a)	31

724	NanoString Technologies, Inc. (a)	11

1,775	NeoGenomics, Inc. (a)	22

22,596	Pacific Biosciences of California, Inc. (a)	167

9,290	Qiagen N.V. (a)	321

231	Quanterix Corp. (a)	4

1,710	Syneos Health, Inc. (a)	67

		730

	Machinery — 3.72%

14,852	Actuant Corp., Class – A	312

262	Alamo Group, Inc.	20

4,601	Albany International Corp., Class – A	287

1,656	Altra Holdings, Inc.	42

618	Astec Industries, Inc.	19

1,322	Barnes Group, Inc.	71

428	Blue Bird Corp. (a)	8

1,156	Briggs & Stratton Corp.	15

10,006	Chart Industries, Inc. (a)	650

457	CIRCOR International, Inc. (a)	10

596	Columbus McKinnon Corp.	18

750	Commercial Vehicle Group, Inc. (a)	4

385	DMC Global, Inc.	14

600	Douglas Dynamics, Inc.	22

169	Eastern Co. (The)	4

1,039	Energy Recovery, Inc. (a)	7

560	ENPRO Industries, Inc.	34

701	ESCO Technologies, Inc.	46

2,058	Evoqua Water Technologies Co. (a)	20

1,607	Federal Signal Corp.	32

1,261	Franklin Electric Co., Inc.	54

344	Freightcar America, Inc. (a)	2

268	Gencor Industries, Inc. (a)	3

601	Global Brass & Copper Holdings, Inc.	15

283	Graham Corp.	6

2,225	Harsco Corp. (a)	44

1,717	Hillenbrand, Inc.	65

180	Hurco Companies, Inc.	6

286	Hyster-Yale Materials Handling, Inc., Class – A	18

862	John Bean Technologies Corp.	62

296	Kadant, Inc.	24

2,246	Kennametal, Inc.	75

33,575	Kornit Digital Ltd. (a)	628

248	L.B. Foster Co., Class – A (a)	4

289	Lindsay Corp.	28

462	Lydall, Inc. (a)	9

350	Manitex International, Inc. (a)	2

954	Manitowoc Co., Inc. (a)	14

25,136	Meritor, Inc. (a)	425

1,874	Milacron Holdings Corp. (a)	22

283	Miller Industries, Inc.	8

1,550	Mueller Industries, Inc.	36

4,341	Mueller Water Products, Inc., Class – A	40

1,336	Navistar International Corp. (a)	35

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Machinery (continued)

1,148	NN, Inc.	$8

80	Omega Flex, Inc.	4

251	Park-Ohio Holdings Corp.	8

4,275	Proto Labs, Inc. (a)	481

658	RBC Bearings, Inc. (a)	86

18,809	REV Group, Inc.	141

2,885	Rexnord Corp. (a)	66

962	Spartan Motors, Inc.	7

1,164	SPX Corp. (a)	33

1,140	SPX FLOW, Inc. (a)	35

344	Standex International Corp.	23

773	Sun Hydraulics Corp.	26

482	Tennant Co.	25

4,460	Terex Corp.	123

488	The Gorman-Rupp Co.	16

861	The Greenbrier Companies, Inc.	34

1,378	Titan International, Inc.	6

11,229	TriMas Corp. (a)	306

254	Twin Disc, Inc. (a)	4

1,542	Wabash National Corp.	20

1,300	WABCO Holdings, Inc. (a)	140

774	Watts Water Technologies, Inc., Class – A	50

1,474	Woodward, Inc.	110

		5,012

	Marine — 0.23%

1,408	Costamare, Inc.	6

1,490	Eagle Bulk Shipping, Inc. (a)	7

232	Genco Shipping & Trading Ltd. (a)	2

3,641	Kirby Corp. (a)	245

1,189	Matson, Inc.	38

1,494	Safe Bulkers, Inc. (a)	3

1,706	Scorpio Bulkers, Inc.	9

		310

	Media — 0.63%

96	Beasley Broadcast Group, Inc.	—

133	Boston Omaha Corp. (a)	3

15,198	Cardlytics, Inc. (a)	164

2,351	Central Eurpoean Media Enterprises Ltd. (a)	7

1,102	Clear Channel Outdoor Holdings, Inc.	6

33	Daily Journal Corp. (a)	8

666	Emerald Expositions Events, Inc.	8

3,460	Entercom Communications Corp.	20

1,917	Entravision Communications Corp., Class – A	6

733	Fluent, Inc. (a)	3

3,112	Gannett Company, Inc.	27

2,159	Gray Television, Inc. (a)	32

545	Hemisphere Media Group, Inc. (a)	7

1,209	Liberty Lilac Group, Class – A (a)	18

3,089	Liberty Lilac Group, Class – C (a)	44

355	Loral Space & Communications, Inc. (a)	13

1,615	MDC Partners, Inc., Class – A (a)	4

1,082	Meredith Corp.	56

1,651	MSG Networks, Inc., Class – A (a)	39

2,078	National CineMedia, Inc.	13

Shares	Security Description	Value (000)

	Media (continued)

1,606	New Media Investment Group, Inc.	$19

1,233	Nexstar Broadcasting Group, Inc., Class – A	96

115	Saga Communications, Inc.	4

780	Scholastic Corp.	31

1,856	Sinclair Broadcast Group, Inc., Class – A	49

549	TechTarget (a)	7

5,974	TEGNA, Inc.	65

1,278	The E.W. Scripps Co., Class – A	20

3,617	The New York Times Co., Class – A	80

469	Tribune Publishing Co. (a)	5

796	Wideopenwest, Inc. (a)	6

		860

	Metals & Mining — 2.33%

7,531	Agnico-Eagle Mines Ltd.	304

8,623	AK Steel Holding Corp. (a)	19

47,452	Allegheny Technologies, Inc. (a)	1,034

3,674	Carpenter Technology Corp.	131

1,379	Century Aluminum Co. (a)	10

8,189	Cleveland- Cliffs, Inc. (a)	63

19,962	Coeur d’Alene Mines Corp. (a)	89

3,208	Commercial Metals Co.	51

3,774	Compass Minerals International, Inc.	158

66,945	Ferroglobe PLC	106

61,874	Ferroglobe R&W Insurance Trust Co.	—

1,540	Gold Resource Corp.	6

350	Haynes International, Inc.	9

12,316	Hecla Mining Co.	29

452	Kaiser Aluminum Corp.	40

544	Materion Corp.	24

273	Olympic Steel, Inc.	4

203	Ramaco Resources, Inc. (a)	1

486	Ryerson Holding Corp. (a)	3

711	Schnitzer Steel Industries, Inc., Class – A	15

1,756	SunCoke Energy, Inc. (a)	15

200	Synalloy Corp.	3

256,357	Tahoe Resources, Inc. (a)	937

1,096	Timkensteel Corp. (a)	10

229	Universal Stainless & Alloy Products, Inc. (a)	4

1,169	Warrior Met Coal, Inc.	28

1,140	Worthington Industries, Inc.	40

		3,133

	Mortgage Real Estate Investment Trusts — 0.44%

788	AG Mortgage Investment Trust, Inc.	13

2,765	Anworth Mortgage Asset Corp.	11

3,399	Apollo Commercial Real Estate Finance, Inc.	56

1,759	Arbor Realty Trust, Inc.	18

777	Ares Commercial Real Estate Corp.	10

1,156	ARMOUR Residential REIT, Inc.	24

3,075	Blackstone Mortgage Trust, Inc.	97

2,477	Capstead Mortgage Corp.	17

433	Cherry Hill Mortgage Investment Corp.	8

2,270	Colony Credit Real Estate, Inc.	36

1,516	Dynex Capital, Inc.	9

877	Exantas Capital Corp.	9

1,193	Granite Point Mortgage Trust, Inc.	22

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Mortgage Real Estate Investment Trusts (continued)

464	Great Ajax Corp.	$6

1,440	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27

3,087	Invesco Mortgage Capital, Inc.	44

588	KKR Real Estate Finance Trust, Inc.	11

2,530	Ladder Capital Corp.	39

4,257	New York Mortgage Trust, Inc.	25

1,458	Orchid Island Capital, Inc.	9

1,678	Pennymac Mortgage Investment Trust	31

506	Ready Capital Corp.	7

2,228	Redwood Trust, Inc.	34

990	TPG RE Finance Trust, Inc.	18

1,164	Western Asset Mortgage Capital Corp.	10

		591

	Multiline Retail — 0.11%

1,092	Big Lots, Inc.	32

316	Dillard’s, Inc., Class – A	19

8,582	J.C. Penney Co., Inc.^ (a)	9

1,365	Ollie’s Bargain Outlet Holdings, Inc. (a)	90

		150

	Multi-Utilities — 0.20%

1,807	Avista Corp.	77

1,476	Black Hills Corp.	92

1,392	NorthWestern Corp.	83

406	Unitil Corp.	21

		273

	Oil, Gas & Consumable Fuels — 2.46%

4,355	Abraxas Petroleum Corp. (a)	5

43	Adams Resources & Energy, Inc.	2

2,922	Alta Mesa Resources, Inc. (a)	3

923	Amyris, Inc. (a)	3

1,344	Approach Resources, Inc. (a)	1

480	Arch Coal, Inc.	40

946	Ardmore Shipping Corp. (a)	4

350	Berry Petroleum Corp.	3

523	Bonanza Creek Energy, Inc. (a)	11

1,220	California Resources Corp. (a)	21

6,289	Callon Petroleum Co. (a)	41

10,307	Carrizo Oil & Gas, Inc. (a)	116

29,083	Centennial Resource Development, Inc. (a)	320

3,886	Clean Energy Fuels Corp. (a)	7

2,180	Cloud Peak Energy, Inc. (a)	1

777	CONSOL Energy, Inc. (a)	25

500	CVR Energy, Inc.	17

2,238	Delek US Holdings, Inc.	73

12,668	Denbury Resources, Inc. (a)	22

2,448	DHT Holdings, Inc.	10

736	Dorian LPG Ltd. (a)	4

551	Earthstone Energy, Inc. (a)	2

2,722	Eclipse Resources Corp. (a)	3

2,250	Energy Fuels, Inc. (a)	6

1,061	EP Energy Corp. (a)	1

39,174	Euronav N.V.	271

750	Evolution Petroleum Corp.	5

Shares	Security Description	Value (000)

	Oil, Gas & Consumable Fuels (continued)

2,129	Frontline Ltd./Bermuda^ (a)	$12

24,586	GasLog Ltd.	404

10,520	Golar LNG Ltd.	229

199	Goodrich Petroleum Corp. (a)	3

1,077	Green Plains, Inc.	14

4,901	Gulfport Energy Corp. (a)	32

3,805	Halcon Resources Corp. (a)	6

509	Hallador Energy Co.	3

2,937	Highpoint Resources Corp. (a)	7

593	International Seaways, Inc. (a)	10

16	Isramco, Inc. (a)	2

8,454	Jagged Peak Energy, Inc. (a)	77

4,203	Laredo Petroleum, Inc. (a)	15

1,284	Lilis Energy, Inc. (a)	2

12,963	Matador Resources Co. (a)	201

339	Midstates Petroleum Co., Inc. (a)	3

6,192	Murphy Oil Corp.	145

124	NACCO Industries, Inc., Class – A	4

21,709	Navigator Holdings Ltd. (a)	204

201	Nextdecade Corp. (a)	1

4,047	Nordic American Tankers Limited	8

5,232	Northern Oil & Gas, Inc. (a)	12

7,321	Oasis Petroleum, Inc. (a)	40

1,378	Overseas Shipholding Group, Inc. (a)	2

455	Panhandle Oil & Gas, Inc., Class – A	7

879	Par Petroleum Corp. (a)	12

8,567	PDC Energy, Inc. (a)	255

2,180	Peabody Energy Corp.	66

337	Penn Virginia Corp. (a)	18

1,030	Renewable Energy Group, Inc. (a)	26

600	Resolute Energy Corp. (a)	17

166	REX American Resources Corp. (a)	11

1,544	Ring Energy, Inc. (a)	8

2,117	Sanchez Energy Corp.^ (a)	1

834	SandRidge Energy, Inc. (a)	6

12,442	Scorpio Tankers, Inc.	22

2,182	Semgroup Corp., Class – A	30

2,238	Ship Finance International Ltd.	24

206	Silverbow Resources, Inc. (a)	5

10,588	SM Energy Co.	164

16,259	Southwestern Energy Co. (a)	55

6,574	SRC Energy, Inc. (a)	31

540	Talos Energy, Inc. (a)	9

1,936	Teekay Shipping Corp.	6

5,985	Teekay Tankers Ltd.	6

2,391	Tellurian, Inc.^ (a)	17

4,336	Ultra Petroleum Corp. (a)	3

4,044	Uranium Energy Corp. (a)	5

2,594	W&T Offshore, Inc. (a)	11

763	Wildhorse Resource Development Corp. (a)	11

1,855	World Fuel Services Corp.	40

1,289	Zion Oil & Gas, Inc. (a)	1

		3,320

	Paper & Forest Products — 0.15%

1,051	Boise Cascade Co.	25

455	Clearwater Paper Corp. (a)	11

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Paper & Forest Products (continued)

3,899	Louisiana-Pacific Corp.	$86

460	Neenah Paper, Inc.	27

1,204	P.H. Glatfelter Co.	12

831	Schweitzer-Mauduit International, Inc.	21

930	Verso Corp. (a)	21

		203

	Personal Products — 0.14%

580	e.l.f. Beauty, Inc. (a)	5

1,485	Edgewell Personal Care Co. (a)	55

478	Inter Parfums, Inc.	31

322	Medifast, Inc.	40

224	Natural Health Trends Corp.	4

338	Nature’s Sunshine Products, Inc. (a)	3

222	Revlon, Inc., Class – A (a)	6

356	USANA Health Sciences, Inc. (a)	42

		186

	Pharmaceuticals — 1.27%

966	Aclaris Therapeutics, Inc. (a)	7

966	Aerie Pharmaceuticals, Inc. (a)	35

347	Akcea Therapeutics, Inc. (a)	10

2,523	Akorn, Inc. (a)	9

12,200	Amneal Pharmaceuticals, Inc. (a)	164

1,004	Amphastar Pharmaceuticals, Inc. (a)	20

1,875	Ampio Pharmaceuticals, Inc.^ (a)	1

222	ANI Pharmaceuticals, Inc. (a)	10

143	Aquestive Therapeutics, Inc. (a)	1

1,225	Aratana Therapeutics, Inc. (a)	8

569	Assembly Biosciences, Inc. (a)	13

1,637	Assertio Therapeutics, Inc. (a)	6

720	Clearside Biomedical, Inc. (a)	1

791	Collegium Pharmaceutical, Inc. (a)	14

2,636	Corcept Therapeutics, Inc. (a)	35

1,601	Cymabay Therapeutics, Inc. (a)	13

956	Dermira, Inc. (a)	7

315	Dova Pharmaceuticals, Inc. (a)	2

4,132	Durect Corp. (a)	2

654	Eloxx Pharmaceuticals, Inc. (a)	8

6,158	ENDO International PLC (a)	45

249	Evolus, Inc. (a)	3

14,960	Horizon Pharma PLC (a)	291

498	Innovate Biopharmaceuticals, Inc. (a)	1

1,874	Innoviva, Inc. (a)	33

853	Intersect ENT, Inc. (a)	24

1,217	Intra-Cellular Therapies, Inc. (a)	14

317	Kala Pharmaceuticals, Inc. (a)	2

806	Lannett Co., Inc. (a)	4

153	Liquidia Technologies, Inc. (a)	3

2,266	Mallinckrodt PLC (a)	36

903	Marinus Pharmaceuticals, Inc. (a)	3

949	Melinta Therapeutics, Inc. (a)	1

366	Menlo Therapeutics, Inc. (a)	2

2,787	Myokardia, Inc. (a)	136

3,444	Nektar Therapeutics (a)	113

733	Neos Therapeutics, Inc. (a)	1

Shares	Security Description	Value (000)

	Pharmaceuticals (continued)

861	Ocular Therapeutix, Inc. (a)	$3

178	Odonate Therapeutics, Inc. (a)	3

1,258	Omeros Corp. (a)	14

576	Optinose, Inc. (a)	4

6,490	Pacira Pharmaceuticals, Inc. (a)	278

895	Paratek Pharmaceuticals, Inc. (a)	5

539	Phibro Animal Health Corp., Class – A	17

1,413	Prestige Brands Holdings, Inc. (a)	44

506	Reata Pharmaceuticals, Inc., Class – A (a)	28

260	resTORbio, Inc. (a)	2

884	Revance Therapeutics, Inc. (a)	18

245	scPharmaceuticals, Inc. (a)	1

439	Sienna Biopharmaceuticals, Inc. (a)	1

1,363	SIGA Technologies, Inc. (a)	11

1,351	Supernus Pharmaceuticals, Inc. (a)	45

1,283	Teligent, Inc. (a)	2

1,552	Tetraphase Pharmaceuticals, Inc. (a)	2

1,869	The Medicines Co. (a)	36

5,098	TherapeuticsMD, Inc. (a)	19

1,171	Theravance Biopharma, Inc. (a)	30

311	Tricida, Inc. (a)	7

159	Verrica Pharmaceuticals, Inc. (a)	1

473	Wave Life Sciences Ltd. (a)	20

176	Xeris Pharmaceuticals, Inc. (a)	3

1,140	Zogenix, Inc. (a)	42

846	Zomedica Pharmaceuticals Corp. (a)	1

		1,715

	Professional Services — 0.80%

1,484	Acacia Research Corp. (a)	4

1,398	ASGN, Inc. (a)	76

199	Barrett Business Services, Inc.	11

212	BG Staffing, Inc.	4

1,417	CBIZ, Inc. (a)	28

224	CRA International, Inc.	10

1,421	Exponent, Inc.	72

282	Forrester Research, Inc.	13

284	Franklin Covey Co. (a)	6

1,049	FTI Consulting, Inc. (a)	70

366	GP Strategies Corp. (a)	5

504	Heidrick & Struggles International, Inc.	16

606	Huron Consulting Group, Inc. (a)	31

489	ICF International, Inc.	32

1,305	InnerWorkings, Inc. (a)	5

1,053	Insperity, Inc.	98

846	Kelly Services, Inc., Class – A	17

626	Kforce, Inc.	19

5,855	Korn Ferry International	233

493	Mistras Group, Inc. (a)	7

7,910	Navigant Consulting, Inc.	190

857	Resources Connections, Inc.	12

1,201	TriNet Group, Inc. (a)	50

1,131	TrueBlue, Inc. (a)	25

172	Upwork, Inc. (a)	3

1,088	WageWorks, Inc. (a)	30

227	Willdan Group, Inc. (a)	8

		1,075

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Real Estate Management & Development — 0.30%

271	Altisource Portfolio Solutions SA (a)	$6

75	American Realty Investors, Inc. (a)	1

115	Consolidated-Tomoka Land Co.	6

1,295	Cushman & Wakefield PLC (a)	19

948	Essential Properties Realty Trust, Inc.	13

291	Forestar Group, Inc. (a)	4

186	FRP Holdings, Inc. (a)	9

31	Griffin Industrial Realty, Inc.	1

1,015	HFF, Inc., Class – A	34

3,452	Kennedy-Wilson Holdings, Inc.	63

524	Marcus & Millichap, Inc. (a)	18

148	Maui Land & Pineapple Co., Inc. (a)	1

4,211	Newmark Group, Inc., Class – A	34

495	RE/MAX Holdings, Inc., Class – A	15

7,950	Realogy Holdings Corp.	117

2,147	Redfin Corp.^ (a)	31

960	St. Joe Corp. (a)	13

177	Stratus Properties, Inc. (a)	4

568	Tejon Ranch Co. (a)	9

194	The RMR Group, Inc., Class – A	10

34	Transcontinental Realty Investors, Inc. (a)	1

565	Trinity Place Holdings, Inc. (a)	2

		411

	Road & Rail — 0.65%

711	ArcBest Corp.	24

10,385	Avis Budget Group, Inc. (a)	234

328	Covenant Transportation Group, Inc., Class – A (a)	6

1,105	Daseke, Inc. (a)	4

1,308	Heartland Express, Inc.	24

1,514	Hertz Global Holdings, Inc. (a)	21

9,136	Knight-Swift Transportation Holdings, Inc.	229

1,078	Marten Transport Ltd.	17

49	P.A.M. Transportation Services, Inc. (a)	2

4,721	Ryder System, Inc.	227

693	Saia, Inc. (a)	39

245	Universal Truckload Services, Inc.	4

558	US Xpress Enterprise, Inc., Class – A (a)	3

191	USA Truck, Inc. (a)	3

1,293	Werner Enterprises, Inc.	38

826	YRC Worldwide, Inc. (a)	3

		878

	Semiconductors & Semiconductor Equipment — 5.40%

184	ACM Research, Inc., Class – A (a)	2

742	Adesto Technologies Corp. (a)	3

1,053	Advanced Energy Industries, Inc. (a)	45

6,340	Advanced Micro Devices, Inc. (a)	117

580	Alpha & Omega Semiconductor Ltd. (a)	6

851	Ambarella, Inc. (a)	30

2,826	Amkor Technology, Inc. (a)	19

556	Aquantia Corp. (a)	5

847	Axcelis Technologies, Inc. (a)	15

1,088	AXT, Inc. (a)	5

1,888	Brooks Automation, Inc.	49

Shares	Security Description	Value (000)

	Semiconductors & Semiconductor Equipment (continued)

780	Cabot Microelectronics Corp.	$74

605	CEVA, Inc. (a)	13

1,650	Cirrus Logic, Inc. (a)	55

1,088	Cohu, Inc.	17

10,141	Cree, Inc. (a)	434

15,400	Cypress Semiconductor Corp.	196

1,116	Diodes, Inc. (a)	36

3,903	Entegris, Inc.	109

18,681	FormFactor, Inc. (a)	263

680	Ichor Holdings Ltd. (a)	11

444	Impinj, Inc. (a)	6

8,675	Inphi Corp. (a)	279

15,169	Integrated Device Technology, Inc. (a)	735

1,829	Kopin Corp. (a)	2

3,182	Lattice Semiconductor Corp. (a)	22

26,639	MA-COM Technology Solutions Holdings, Inc. (a)	387

4,294	Marvell Technology Group Ltd.	69

6,210	Maxim Integrated Products, Inc.	316

1,703	MaxLinear, Inc., Class – A (a)	30

6,413	Monolithic Power Systems, Inc.	746

635	Nanometrics, Inc. (a)	17

972	Neophotonics Corp. (a)	6

134	NVE Corp.	12

807	PDF Solutions, Inc. (a)	7

1,887	Photronics, Inc. (a)	18

801	Power Integrations, Inc.	49

11,931	Qorvo, Inc. (a)	725

84,842	QuickLogic Corp. (a)	62

2,869	Rambus, Inc. (a)	22

852	Rudolph Technologies, Inc. (a)	17

20,630	Semtech Corp. (a)	946

3,332	Silicon Laboratories, Inc. (a)	263

5,449	Skyworks Solutions, Inc.	365

263	SMART Global Holdings, Inc. (a)	8

1,653	SunPower Corp. (a)	8

951	Synaptics, Inc. (a)	35

1,054	Ultra Clean Holdings, Inc. (a)	9

4,572	Universal Display Corp.	428

19,863	Veeco Instruments, Inc. (a)	147

1,354	Xperi Corp.	25

		7,265

	Software — 7.73%

6,509	2U, Inc. (a)	324

2,546	8x8, Inc. (a)	46

1,467	A10 Networks, Inc. (a)	9

3,164	ACI Worldwide, Inc. (a)	88

458	Agilysys, Inc. (a)	7

8,961	Alarm.com Holding, Inc. (a)	465

685	Altair Engineering, Inc., Class – A (a)	19

812	Alteryx, Inc. (a)	48

603	Amber Road, Inc. (a)	5

789	American Software, Inc., Class – A	8

245	Anaplan, Inc. (a)	7

423	AppFolio, Inc., Class – A (a)	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software (continued)

960	Apptio, Inc. (a)	$36

369	Asure Software, Inc. (a)	2

231	Avalara, Inc. (a)	7

2,886	Avaya Holdings Corp. (a)	42

11,938	Benefitfocus, Inc. (a)	546

1,329	Blackbaud, Inc.	84

18,733	Blackline, Inc. (a)	766

4,181	Bottomline Technologies, Inc. (a)	201

3,442	Box, Inc., Class – A (a)	58

1,038	Carbon Black, Inc. (a)	14

643	ChannelAdvisor Corp. (a)	7

1,830	Cision Ltd. (a)	21

13,555	Cloudera, Inc. (a)	150

1,083	CommVault Systems, Inc. (a)	64

1,498	Cornerstone OnDemand, Inc. (a)	76

11,319	Coupa Software, Inc. (a)	712

290	Digimarc Corp. (a)	4

214	Domo, Inc. (a)	4

651	Ebix, Inc.	28

436	eGain Corp. (a)	3

5,421	Ellie Mae, Inc. (a)	341

1,217	Envestnet, Inc. (a)	60

725	Everbridge, Inc. (a)	41

1,563	Five9, Inc. (a)	68

840	Forescout Technologies, Inc. (a)	22

452	Fusion Connect, Inc. (a)	1

1,959	Hortonworks, Inc. (a)	28

7,033	HubSpot, Inc. (a)	883

968	Imperva, Inc. (a)	54

887	Instructure, Inc. (a)	33

1,290	J2 Global, Inc.	90

1,611	LivePerson, Inc. (a)	30

196	Majesco (a)	1

262	MicroStrategy, Inc., Class – A (a)	33

1,208	MINDBODY, Inc., Class – A (a)	44

946	Mitek Systems, Inc. (a)	10

1,912	MobileIron, Inc. (a)	9

7,391	Model N, Inc. (a)	98

1,150	Monotype Imaging Holdings, Inc.	18

11,877	New Relic, Inc. (a)	961

28,162	Nuance Communications, Inc. (a)	373

2,680	Nutanix, Inc., Class – A (a)	111

851	Onespan, Inc. (a)	11

411	Park City Group, Inc. (a)	2

8,052	Paylocity Holding Corp. (a)	485

1,250	Progress Software Corp.	44

843	PROS Holdings, Inc. (a)	26

1,009	Q2 Holdings, Inc. (a)	50

2,286	QAD, Inc., Class – A	90

937	Qualys, Inc. (a)	70

1,015	Rapid7, Inc. (a)	32

198	Rimini Street, Inc. (a)	1

5,672	RingCentral, Inc., Class – A (a)	468

1,907	Sailpoint Technologies Holding, Inc. (a)	45

Shares	Security Description	Value (000)

	Software (continued)

197	Secureworks Corp. (a)	$3

805	Sendgrid, Inc. (a)	35

190	ShotSpotter, Inc. (a)	6

462	SPS Commerce, Inc. (a)	38

4,092	SS&C Technologies Holdings, Inc.	185

241	SVMK, Inc. (a)	3

1,068	Telaria, Inc. (a)	3

874	Telenav, Inc. (a)	4

335	Tenable Holdings, Inc. (a)	7

2,466	The Trade Desk, Inc. (a)	286

59,757	TiVo Corp.	562

420	Upland Software, Inc. (a)	11

766	Varonis Systems, Inc. (a)	41

1,757	Verint Systems, Inc. (a)	74

171	Veritone, Inc. (a)	1

1,521	VirnetX Holding Corp. (a)	4

795	Workiva, Inc. (a)	29

2,235	Yext, Inc. (a)	33

1,594	Zix Corp. (a)	9

14,090	Zscaler, Inc. (a)	552

		10,395

	Specialty Retail — 1.99%

1,908	Aaron’s, Inc.	80

1,860	Abercrombie & Fitch Co., Class – A	37

4,441	American Eagle Outfitters, Inc.	87

161	America’s Car-Mart, Inc. (a)	12

532	Asbury Automotive Group, Inc. (a)	35

4,730	Ascena Retail Group, Inc. (a)	12

1,195	AT Home Group, Inc. (a)	22

1,127	Barnes & Noble Education, Inc. (a)	5

1,724	Barnes & Noble, Inc.	12

3,706	Bed Bath & Beyond, Inc.	42

493	Big 5 Sporting Goods Corp.	1

17,738	Boot Barn Holdings, Inc. (a)	303

1,160	Caleres, Inc.	32

878	Camping World Holdings, Inc., Class – A	10

20,888	Carvana Co.^ (a)	684

3,456	Chico’s FAS, Inc.	19

377	Citi Trends, Inc.	8

521	Conn’s, Inc. (a)	10

1,866	DSW, Inc., Class – A	46

1,994	Express, Inc. (a)	10

1,499	Five Below, Inc. (a)	154

1,090	Francesca’s Holdings Corp. (a)	1

2,710	GameStop Corp., Class – A	34

539	Genesco, Inc. (a)	24

2,314	GNC Holdings, Inc., Class – A (a)	5

521	Group 1 Automotive, Inc.	27

1,584	Guess?, Inc.	33

532	Haverty Furniture Cos., Inc.	10

541	Hibbett Sports, Inc. (a)	8

1,108	Hudson Ltd., Class A (a)	19

392	J. Jill, Inc. (a)	2

464	Kirkland’s, Inc. (a)	4

623	Lithia Motors, Inc.	48

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Specialty Retail (continued)

778	Lumber Liquidators Holdings, Inc. (a)	$7

559	MarineMax, Inc. (a)	10

879	Monro Muffler Brake, Inc.	60

836	Murphy USA, Inc. (a)	64

1,697	National Vision Holdings, Inc. (a)	48

14,955	Office Depot, Inc.	39

1,528	Party City Holdco, Inc. (a)	15

2,334	Pier 1 Imports, Inc.	1

1,198	Rent-A-Center, Inc. (a)	19

537	Restoration Hardware Co. (a)	64

675	RTW RetailWinds, Inc. (a)	2

3,311	Sally Beauty Holdings, Inc. (a)	56

288	Shoe Carnival, Inc.	10

1,427	Signet Jewelers Ltd.	45

896	Sleep Number Corp. (a)	28

645	Sonic Automotive, Inc., Class – A	9

1,082	Sportsman’s Warehouse Holdings, Inc. (a)	5

19,250	Tailored Brands, Inc.	264

796	The Buckle, Inc.^	15

650	The Cato Corp.	9

439	The Children’s Place Retail Stores, Inc.	40

492	The Container Store Group, Inc. (a)	2

996	Tile Shop Holdings, Inc.	5

560	Tilly’s, Inc., Class – A	6

72	Winmark Corp.	11

522	Zumiez, Inc. (a)	10

		2,680

	Technology Hardware, Storage & Peripherals — 0.10%

3,007	3D Systems Corp. (a)	30

749	Avid Technology, Inc. (a)	4

1,093	Cray, Inc. (a)	24

2,061	Diebold, Inc.	5

374	Eastman Kodak Co. (a)	1

1,205	Electronics for Imaging, Inc. (a)	30

705	Immersion Corp. (a)	6

1,369	Stratasys Ltd. (a)	25

1,639	USA Technologies, Inc. (a)	6

		131

	Textiles, Apparel & Luxury Goods — 0.55%

1,839	Crocs, Inc. (a)	48

316	Culp, Inc.	6

3,190	Deckers Outdoor Corp. (a)	409

1,233	Fossil Group, Inc. (a)	19

1,216	G-III Apparel Group Ltd. (a)	34

425	Movado Group, Inc.	13

452	Oxford Industries, Inc.	32

167	Rocky Brands, Inc.	4

2,411	Steven Madden Ltd.	73

250	Superior Uniform Group, Inc.	4

426	Unifi, Inc. (a)	10

581	Vera Bradley, Inc. (a)	5

2,524	Wolverine World Wide, Inc.	81

		738

Shares	Security Description	Value (000)

	Thrifts & Mortgage Finance — 0.98%

1,656	Axos Financial, Inc. (a)	$42

414	Bankfinancial Corp.	6

1,880	Beneficial BanCorp, Inc.	27

625	Bridgewater Bancshares, Inc. (a)	7

244	BSB BanCorp, Inc. (a)	7

3,607	Capitol Federal Financial, Inc.	46

1,381	Columbia Financial, Inc. (a)	21

876	Dime Community Bancshares	15

200	Entegra Financial Corp. (a)	4

274	ESSA Bancorp, Inc.	4

2,640	Essent Group Ltd. (a)	90

243	Federal Agricultural Mortgage Corp., Class – C	15

560	First Defiance Financial Corp.	14

799	Flagstar Bancorp, Inc. (a)	21

118	FS BanCorp, Inc.	5

95	Greene County BanCorp, Inc.	3

37	Hingham Institution For SVGS	7

211	Home BanCorp, Inc.	7

678	HomeStreet, Inc. (a)	14

221	Impac Mortgage Holdings, Inc. (a)	1

2,508	Kearny Financial Corp. of Maryland	32

221	LendingTree, Inc. (a)	49

614	Luther Burbank Corp.	6

195	Malvern BanCorp, Inc. (a)	4

423	Merchants BanCorp/IN	8

1,299	Meridian Bancorp, Inc.	19

756	Meta Financial Group, Inc.	15

9,938	MGIC Investment Corp. (a)	103

2,015	Mr Cooper Group, Inc. (a)	24

1,678	NMI Holdings, Inc. (a)	30

1,191	Northfield BanCorp, Inc.	16

2,683	Northwest Bancshares, Inc.	45

1,279	OceanFirst Financial Corp.	29

3,053	Ocwen Financial Corp. (a)	4

298	OP BanCorp (a)	3

1,094	Oritani Financial Corp.	16

451	PCSB Financial Corp.	9

209	PDL Community BanCorp (a)	3

535	PennyMac Financial Services, Inc.	11

139	Provident BanCorp, Inc. (a)	3

1,678	Provident Financial Services, Inc.	40

248	Prudential BanCorp, Inc.	4

5,938	Radian Group, Inc.	97

635	Riverview BanCorp, Inc.	5

340	SI Financial Group, Inc.	4

199	Southern Missouri BanCorp, Inc.	7

650	Sterling BanCorp, Inc./MI	5

227	Territorial BanCorp, Inc.	6

186	Timberland BanCorp, Inc./WA	4

2,560	TrustCo Bank Corp. NY	18

1,385	United Community Financial Corp.	12

1,400	United Financial Bancorp, Inc.	21

757	Walker & Dunlop, Inc.	33

2,329	Washington Federal, Inc.	62

724	Waterstone Financial, Inc.	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Thrifts & Mortgage Finance (continued)

804	Western New England BanCorp, Inc.	$8

4,976	WSFS Financial Corp.	188

		1,311

	Tobacco — 0.19%

3,411	22nd Century Group, Inc.^ (a)	8

229	Pyxus International, Inc.^ (a)	3

212	Turning Point Brands, Inc.	6

4,019	Universal Corp.	218

2,799	Vector Group Ltd.	27

		262

	Trading Companies & Distributors — 1.45%

1,514	Aircastle Ltd.	26

1,063	Applied Industrial Technologies, Inc.	57

12,117	Beacon Roofing Supply, Inc. (a)	385

225	Bluelinx Holdings, Inc. (a)	6

20,559	BMC Stock Holdings, Inc. (a)	318

466	CAI International, Inc. (a)	11

7,405	DXP Enterprises, Inc. (a)	206

113	EVI Industries, Inc.	4

387	Foundation Building Materials, Inc. (a)	3

1,039	GATX Corp.	74

226	General Finance Corp. (a)	2

900	GMS, Inc. (a)	13

871	H&E Equipment Services, Inc.	18

665	Herc Holdings, Inc. (a)	17

747	Kaman Corp.	42

195	Lawson Products, Inc. (a)	6

13,326	MRC Global, Inc. (a)	163

882	Nexeo Solutions, Inc. (a)	8

2,917	NOW, Inc. (a)	34

121	Rush Enterprises, Inc.	4

841	Rush Enterprises, Inc., Class – A	29

2,843	SiteOne Landscape Supply, Inc. (a)	157

318	Systemax, Inc.	8

750	Textainer Group Holdings Ltd. (a)	7

534	Titan Machinery, Inc. (a)	7

1,442	Triton International Ltd.	45

327	Veritiv Corp. (a)	8

2,158	Watsco, Inc.	300

107	Willis Lease Finance Corp. (a)	4

		1,962

	Transportation Infrastructure — 0.31%

11,444	Macquarie Infrastructure Corp.	418

	Water Utilities — 0.18%

1,011	American States Water Co.	68

350	Aquaventure Holdings Ltd. (a)	7

228	Artesian Resources Corp.	8

622	Cadiz, Inc.^ (a)	6

1,328	California Water Service Group	63

329	Connecticut Water Service, Inc.	22

434	Consolidated Water Co. Ltd.	5

362	Global Water Resources, Inc.	4

439	Middlesex Water Co.	23

Shares	Security Description	Value (000)

	Water Utilities (continued)

518	Pure Cycle Corp. (a)	$5

477	SJW Corp.	27

368	The York Water Co.	12

		250

	Wireless Telecommunication Services — 0.17%

1,140	Boingo Wireless, Inc. (a)	23

43,675	Gogo, Inc.^ (a)	131

2,491	NII Holdings, Inc. (a)	11

1,295	Shenandoah Telecommunications Co.	57

498	Spok Holdings, Inc.	7

		229

	Total Common Stocks	124,908

	Contingent Right — 0.00%

	Chemicals — 0.00%

755	Schulman, Inc. (a)	—

	Total Contingent Right	—

Principal Amount (000)

	U.S. Treasury Obligation — 0.02%

$25	U.S. Treasury Bill, 2.36%, 3/7/19 (b)(c)	25

	Total U.S. Treasury Obligation	25

Shares

	Investment Companies — 7.56%

545,179	Federated Treasury Obligations Fund, Institutional Shares, 2.25%^^ (d)	545

864,246	State Street Institutional Liquid Reserves Fund, Trust Class, 2.55% (d)	864

8,770,931	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (d)	8,771

	Total Investment Companies	10,180

Principal Amount (000)

	Repurchase Agreement — 0.61%

$823	Jefferies LLC, 3.10%, 1/2/19 (Purchased on 12/31/18, proceeds at maturity $822,831 collateralized by U.S. Treasury Obligations, 2.56% – 3.04%, 8/15/19 – 2/15/47 fair value $839,143)^^	823

	Total Repurchase Agreement	823

	Total Investments (cost $131,049) — 100.95%	135,936
	Liabilities in excess of other assets — (0.95)%	(1,273)

	Net Assets — 100.00%	$134,663

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2018. The total value of securities on loan as of December 31, 2018, was $1,299 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2018.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on December 31, 2018.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Frontier Capital Management Company, LLC	Mellon Investments Corporation*	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	17.54%	33.25%	36.48%	—	5.49%	—	92.76%

Contingent Right	—	—	0.00%	—	—	—	0.00%

U.S. Treasury Obligation	—	—	0.02%	—	—	—	0.02%

Investment Companies	0.81%	0.13%	0.24%	3.41%	—	2.97%	7.56%

Repurchase Agreement	0.27%	0.21%	0.13%	—	—	—	0.61%

Other Assets (Liabilities)	-0.83%	-0.26%	-0.15%	0.25%	0.04%	0.00%	-0.95%

Total Net Assets	17.79%	33.33%	36.72%	3.66%	5.53%	2.97%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	74	3/15/19	$4,991	$(113)

			$4,991	$(113)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(113)

	Total Net Unrealized Appreciation/(Depreciation)			$(113)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 86.84%

	Equity Real Estate Investment Trusts — 82.30%

49,754	Acadia Realty Trust	$1,182

32,662	Agree Realty Corp.	1,931

41,597	Alexandria Real Estate Equities, Inc.	4,794

34,096	American Assets Trust, Inc.	1,370

28,202	American Tower Corp.	4,461

57,917	Apartment Investment & Management Co., Class – A	2,541

36,150	Boston Properties, Inc.	4,069

44,522	Camden Property Trust	3,920

43,288	Chesapeake Lodging Trust	1,054

78,047	Columbia Property Trust, Inc.	1,510

55,213	Community Healthcare Trust, Inc.	1,592

8,257	Coresite Realty Corp.	720

51,461	Corporate Office Properties Trust	1,082

12,265	Crown Castle International Corp.	1,332

90,633	Douglas Emmett, Inc.	3,093

7,816	Equinix, Inc.	2,756

31,061	Equity Lifestyle Properties, Inc.	3,017

17,990	Essex Property Trust, Inc.	4,411

33,293	Extra Space Storage, Inc.	3,012

220,789	HCP, Inc.	6,167

49,568	Invitation Homes, Inc.	995

33,176	JBG SMITH Properties	1,155

23,148	OMEGA Healthcare Investors, Inc.	814

66,482	Physicians Realty Trust	1,066

102,118	Prologis, Inc.	5,996

12,955	PS Business Parks, Inc.	1,697

27,988	Public Storage	5,665

49,177	Regency Centers Corp.	2,886

100,813	Rexford Industrial Realty, Inc.	2,971

Shares	Security Description	Value (000)

	Equity Real Estate Investment Trusts (continued)

58,435	Simon Property Group, Inc.	$9,816

111,154	Store Capital Corp.	3,147

32,152	Sun Communities, Inc.	3,270

111,407	UDR, Inc.	4,414

61,212	Xenia Hotels & Resorts, Inc.	1,053

		98,959

	Health Care Providers & Services — 0.66%

6,820	Universal Health Services, Inc., Class – B	795

	Hotels, Restaurants & Leisure — 3.39%

11,750	Hilton Worldwide Holdings, Inc.	844

25,354	Hyatt Hotels Corp., Class – A	1,714

7,225	Vail Resorts, Inc.	1,523

		4,081

	Real Estate Management & Development — 0.49%

32,338	Kennedy-Wilson Holdings, Inc.	588

	Total Common Stocks	104,423

	Investment Companies — 12.79%

961,981	DWS Government Cash Money Market Fund, Institutional Shares, 2.27% (a)	962

14,419,828	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (a)	14,420

	Total Investment Companies	15,382

	Total Investments (cost $108,478) — 99.63%	$119,805
	Other assets in excess of liabilities — 0.37%	448

	Net Assets — 100.00%	$120,253

(a)	The rate disclosed is the rate in effect on December 31, 2018.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total

Common Stocks	—	86.84%	—	86.84%

Investment Companies	6.11%	0.80%	5.88%	12.79%

Other Assets (Liabilities)	0.04%	0.32%	0.01%	0.37%

Total Net Assets	6.15%	87.96%	5.89%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Dow Jones U.S. Real Estate Index Future	258	3/15/19	$7,637	$(224)

			$7,637	$(224)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(224)

	Total Net Unrealized Appreciation/(Depreciation)			$(224)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 55.48%

	Australia — 3.73%

201,501	Alumina Ltd. (Metals & Mining)	$326

78,040	Amcor Ltd. (Containers & Packaging)	729

219,668	BHP Billiton Ltd. (Metals & Mining)	5,309

144,647	BHP Group PLC (Metals & Mining)	3,056

88,783	Boral Ltd. (Construction Materials)	309

21,374	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	383

128,159	Fortescue Metals Group Ltd. (Metals & Mining)	378

138,883	Incitec Pivot Ltd. (Chemicals)	321

51,698	Newcrest Mining Ltd. (Metals & Mining)	794

30,863	Orica Ltd. (Chemicals)	375

129,326	Origin Energy Ltd. (Oil, Gas & Consumable Fuels) (a)	590

29,921	Rio Tinto Ltd. (Metals & Mining)	1,656

112,537	Santos Ltd. (Oil, Gas & Consumable Fuels)	434

374,290	South32 Ltd. (Metals & Mining)	890

56,492	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,244

		16,794

	Austria — 0.17%

11,050	OMV AG (Oil, Gas & Consumable Fuels)	483

9,360	Voestalpine AG (Metals & Mining)	279

		762

	Belgium — 0.23%

5,143	Solvay SA (Chemicals)	514

13,558	Umicore SA (Chemicals)	541

		1,055

	Bermuda — 0.09%

264,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	280

135,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	125

		405

	Brazil — 1.25%

51,400	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	117

10,013	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	86

15,077	Duratex SA (Paper & Forest Products)	46

20,600	Fibria Celulose SA (Paper & Forest Products)	360

214,212	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	1,405

33,300	Suzano Papel e Celulose SA (Paper & Forest Products)	327

31,403	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	431

217,276	Vale SA (Metals & Mining)	2,859

		5,631

	Canada — 5.32%

15,600	Agnico-Eagle Mines Ltd. (Metals & Mining)	630

13,500	AltaGas Ltd. (Gas Utilities)^	137

28,800	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	171

79,200	Barrick Gold Corp. (Metals & Mining)	1,070

32,500	Cameco Corp. (Oil, Gas & Consumable Fuels)	369

Shares	Security Description	Value (000)

	Canada (continued)

79,669	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	$1,923

11,400	CCL Industries, Inc., Class B (Containers & Packaging)	418

60,914	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	428

44,300	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	134

11,781	Eldorado Gold Corp. (Metals & Mining) (a)	35

67,111	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,085

9,094	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	283

78,100	Encana Corp. (Oil, Gas & Consumable Fuels)	451

55,460	First Quantum Minerals Ltd. (Metals & Mining)	449

11,940	Franco-Nevada Corp. (Metals & Mining)	837

56,900	Goldcorp, Inc. (Metals & Mining)	557

28,775	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	297

21,760	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	551

29,500	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	418

5,114	International Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	17

15,000	Keyera Corp. (Oil, Gas & Consumable Fuels)	284

102,400	Kinross Gold Corp. (Metals & Mining) (a)	330

7,400	Methanex Corp. (Chemicals)	356

44,183	Nutrien Ltd. (Chemicals)	2,075

36,271	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)^	1,076

13,500	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)^	70

16,900	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	219

19,700	Seven Generations Energy (Oil, Gas & Consumable Fuels) (a)	161

120,022	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3,353

38,297	Teck Cominco Ltd., Class B (Metals & Mining)	825

17,300	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	215

61,800	TransCanada Corp. (Oil, Gas & Consumable Fuels)	2,207

82,806	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	136

42,247	Uranium Participation Corp. (Capital Markets) (a)(b)	139

9,500	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)^	200

5,500	West Fraser Timber Co. Ltd. (Paper & Forest Products)	272

30,551	Wheaton Precious Metals Corp. (Metals & Mining)	596

78,000	Yamana Gold, Inc. (Metals & Mining)	183

		23,957

	Chile — 0.24%

32,461	Antofagasta PLC (Metals & Mining)	325

102,896	Empresas CMPC SA (Paper & Forest Products)	327

37,285	Empresas Copec SA (Oil, Gas & Consumable Fuels)	448

		1,100

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China — 1.42%

324,000	Aluminum Corporation of China Ltd., H Shares (Metals & Mining) (a)	$104

101,700	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	492

168,000	China Coal Energy Co. Ltd., Class H (Oil, Gas & Consumable Fuels)	66

238,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	163

149,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	128

1,835,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,309

295,300	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	644

1,289,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	1,986

103,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	121

1,512,729	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	939

288,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	126

152,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels)	123

471,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	178

		6,379

	Colombia — 0.12%

37,921	Cementos Argos SA (Construction Materials)	81

404,361	Ecopetrol SA (Oil, Gas & Consumable Fuels)	329

23,907	Grupo Argos SA (Construction Materials)	125

		535

	Denmark — 0.30%

7,071	Christian Hansen Holding A/S (Chemicals)	628

16,161	Novozymes A/S, B Shares (Chemicals)	722

		1,350

	Finland — 0.48%

9,731	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	753

39,061	Stora Enso Oyj, R Shares (Paper & Forest Products)	453

37,570	UPM-Kymmene Oyj (Paper & Forest Products)	951

		2,157

	France — 2.85%

29,272	Air Liquide SA (Chemicals)	3,634

5,591	Arkema SA (Chemicals)	480

2,947	Imerys SA (Construction Materials)	142

162,809	Total SA (Oil, Gas & Consumable Fuels)	8,586

		12,842

	Germany — 2.27%

62,728	BASF SE (Chemicals)	4,368

5,834	Covestro AG (Chemicals)	289

13,425	Evonik Industries AG (Chemicals)	335

9,979	HeidelbergCement AG (Construction Materials)	612

15,755	K+S AG – Registered (Chemicals)	285

7,534	Lanxess AG (Chemicals)	346

Shares	Security Description	Value (000)

	Germany (continued)

12,736	Linde AG (Chemicals)	$2,827

8,837	Symrise AG (Chemicals)	655

29,561	ThyssenKrupp AG (Metals & Mining)	508

		10,225

	Greece — 0.01%

2,571	Titan Cement Co. SA (Construction Materials)	57

	Hungary — 0.06%

23,504	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	258

	India — 0.84%

105,496	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (c)	3,358

25,066	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	186

21,183	Vedanta Ltd., ADR (Metals & Mining)	244

		3,788

	Indonesia — 0.16%

1,179,600	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	100

121,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	156

244,100	PT Semen Gresik (Persero) Tbk (Construction Materials)	195

137,600	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	262

		713

	Ireland (Republic of) — 0.34%

58,328	CRH PLC (Construction Materials)	1,545

	Israel — 0.05%

42,019	Israel Chemicals Ltd. (Chemicals)	239

	Italy — 0.86%

183,724	Eni SpA (Oil, Gas & Consumable Fuels)	2,902

49,711	Saipem SpA (Energy Equipment & Services) (a)	186

181,718	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	796

		3,884

	Japan — 3.32%

12,300	Air Water, Inc. (Chemicals)	185

89,900	Asahi Kasei Corp. (Chemicals)	923

23,000	Daicel Corp. (Chemicals)	236

8,500	Hitachi Chemical Co. Ltd. (Chemicals)	128

17,600	Hitachi Metals Ltd. (Metals & Mining)	183

7,200	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	234

70,300	INPEX Corp. (Oil, Gas & Consumable Fuels)	623

36,400	JFE Holdings, Inc. (Metals & Mining)	580

15,800	JSR Corp. (Chemicals)	237

223,894	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,164

4,500	Kaneka Corp. (Chemicals)	161

18,000	Kansai Paint Co. Ltd. (Chemicals)	346

25,500	Kobe Steel Ltd. (Metals & Mining)	177

29,200	Kuraray Co. Ltd. (Chemicals)	411

4,600	Maruichi Steel Tube Ltd. (Metals & Mining)	144

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

94,900	Mitsubishi Chemical Holdings Corp. (Chemicals)	$717

14,900	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	223

9,200	Mitsubishi Materials Corp. (Metals & Mining)	242

15,100	Mitsui Chemicals, Inc. (Chemicals)	341

13,500	Nippon Paint Holdings Co. Ltd. (Chemicals)^	460

54,700	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	940

8,700	Nissan Chemical Industries Ltd. (Chemicals)	454

11,100	Nitto Denko Corp. (Chemicals)	557

66,700	Oji Paper Co. Ltd. (Paper & Forest Products)	341

26,615	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,045

15,400	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	213

111,800	Sumitomo Chemical Co. Ltd. (Chemicals)	541

17,400	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	466

10,000	Taiheiyo Cement Corp. (Construction Materials)	308

8,500	Taiyo Nippon Sanso Corp. (Chemicals)	138

15,400	Teijin Ltd. (Chemicals)	246

99,100	Toray Industries, Inc. (Chemicals)	701

13,500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	309

		14,974

	Jersey — 0.84%

837,378	Glencore International PLC (Metals & Mining)	3,113

21,262	Petrofac Ltd. (Energy Equipment & Services)	129

6,681	Randgold Resources Ltd. (Metals & Mining)	557

		3,799

	Luxembourg — 0.29%

43,179	ArcelorMittal (Metals & Mining)	894

37,780	Tenaris SA (Energy Equipment & Services)	406

		1,300

	Malaysia — 0.13%

23,200	Lafarge Malayan Cement Berhad (Construction Materials) (a)	10

197,500	Petronas Chemicals Group Berhad (Chemicals)	444

16,300	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	104

399,400	SapuraKencana Petroleum Berhad (Energy Equipment & Services) (a)	28

		586

	Mexico — 0.32%

1,126,841	CEMEX SAB de CV (Construction Materials) (a)	545

254,434	Grupo Mexico SAB de CV, Series B (Metals & Mining)	525

11,454	Industrias Penoles SAB de CV (Metals & Mining)	140

87,920	Mexichem SAB de CV (Chemicals)	223

		1,433

Shares	Security Description	Value (000)

	Netherlands — 0.89%

17,483	Akzo Nobel N.V. (Chemicals)	$1,408

2,489	Core Laboratories N.V. (Energy Equipment & Services)	148

13,309	Koninklijke DSM N.V. (Chemicals)	1,080

5,762	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	261

13,467	LyondellBasell Industries N.V., Class – A (Chemicals)	1,120

		4,017

	New Zealand — 0.04%

57,004	Fletcher Building Ltd. (Construction Materials) (a)	187

	Norway — 0.61%

83,451	Equinor ASA (Oil, Gas & Consumable Fuels)	1,771

110,703	Norsk Hydro ASA (Metals & Mining)	502

12,615	Yara International ASA (Chemicals)	487

		2,760

	Papua New Guinea — 0.11%

102,959	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	518

	Peru — 0.06%

15,600	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	253

	Poland — 0.36%

2,483	Grupa Azoty SA (Chemicals)	21

11,202	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	266

4,349	Jastrzebska Spolka Weglowa SA (Metals & Mining) (a)	79

11,525	KGHM Polska Miedz SA (Metals & Mining) (a)	273

24,281	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	704

145,058	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	268

		1,611

	Portugal — 0.13%

37,788	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	595

	Qatar — 0.02%

22,248	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	109

	Russia — 2.13%

212,210	ALROSA AO (Metals & Mining)	300

480,062	Gazprom OAO, ADR (Oil, Gas & Consumable Fuels)	2,125

34,703	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	2,485

43,018	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	810

7,726	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,320

7,995	Phosagro OAO, GDR (Chemicals)	102

96,866	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	598

17,156	Severstal, Registered Shares, GDR (Metals & Mining)	234

118,639	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	451

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Russia (continued)

18,846	Tatneft PJSC, ADR (Oil, Gas & Consumable Fuels)	$1,187

		9,612

	South Africa — 0.61%

4,440	Anglo Platinum Ltd. (Metals & Mining)	166

33,598	AngloGold Ashanti Ltd. (Metals & Mining)	429

17,360	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	168

67,626	Gold Fields Ltd. (Metals & Mining)	235

51,413	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	131

9,740	Mondi Ltd. (Paper & Forest Products)	210

44,570	Sappi Ltd. (Paper & Forest Products)	254

37,610	Sasol Ltd. (Chemicals)	1,120

60,842	Sibanye Gold Ltd. (Metals & Mining) (a)	44

		2,757

	South Korea — 1.13%

4,189	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	194

8,818	Hanwha Chemical Corp. (Chemicals)	160

1,269	Honam Petrochemical Corp. (Chemicals)	316

221	Hyosung Advanced Materials Corp. (Chemicals) (a)	20

157	Hyosung Chemical Corp. (Chemicals) (a)	20

681	Hyosung Corp. (Industrial Conglomerates)	31

461	Hyosung Heavy Industries Corp. (Electrical Equipment) (a)	17

214	Hyosung TNC Co. Ltd., L Shares (Textiles, Apparel & Luxury Goods) (a)	35

6,590	Hyundai Steel Co. (Metals & Mining)	268

699	Korea Zinc Co. (Metals & Mining)	271

1,505	Kumho Petro Chemical Co. Ltd. (Chemicals)	118

3,728	LG Chem Ltd. (Chemicals)	1,162

928	OCI Co. Ltd. (Chemicals)	89

5,389	POSCO (Metals & Mining)	1,179

5,490	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	881

3,691	S-Oil Corp. (Oil, Gas & Consumable Fuels)^	322

		5,083

	Spain — 0.29%

81,810	Repsol YPF SA (Oil, Gas & Consumable Fuels)	1,315

	Sweden — 0.19%

22,515	Boliden AB (Metals & Mining)	489

15,343	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	383

		872

	Switzerland — 0.97%

674	EMS-Chemie Holding AG, Registered Shares (Chemicals)	321

652	Givaudan SA (Chemicals)	1,512

32,132	LafargeHolcim Ltd., Registered Shares (Construction Materials)	1,327

9,465	Sika AG, Registered Shares (Chemicals)	1,203

		4,363

Shares	Security Description	Value (000)

	Taiwan — 1.01%

194,082	Asia Cement Corp. (Construction Materials)	$215

948,376	China Steel Corp. (Metals & Mining)	749

259,000	Formosa Chemicals & Fibre Corp. (Chemicals)	886

94,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	334

319,160	Formosa Plastics Corp. (Chemicals)	1,049

367,010	Nan Ya Plastics Corp. (Chemicals)	903

301,300	Taiwan Cement Corp. (Construction Materials)	347

49,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	69

		4,552

	Thailand — 0.71%

102,000	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	46

91,800	Energy Absolute Public Co. Ltd. (Oil, Gas & Consumable Fuels)	120

69,700	Indorama Ventures PCL (Chemicals)	116

1,190,200	IRPC PCL (Oil, Gas & Consumable Fuels)	210

184,155	PTT Chemical Public Co. Ltd. (Chemicals)	404

131,004	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	455

898,800	PTT PCL (Oil, Gas & Consumable Fuels)	1,269

33,700	Siam Cement PCL (Construction Materials)	451

67,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	136

		3,207

	Turkey — 0.09%

115,243	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	157

40,050	Petkim Petrokimya Holding A/S (Chemicals)	38

10,262	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	227

		422

	United Kingdom — 8.02%

98,857	Anglo American PLC (Metals & Mining)	2,210

1,357,480	BP PLC (Oil, Gas & Consumable Fuels)	8,579

9,346	Croda International PLC (Chemicals)	558

18,198	Fresnillo PLC (Metals & Mining)	200

13,717	Johnson Matthey PLC (Chemicals)	490

10,918	Linde PLC (Chemicals)	1,703

26,160	Mondi PLC (Paper & Forest Products)	545

84,604	Rio Tinto PLC (Metals & Mining)	4,051

312,593	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	9,199

270,089	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	8,074

12,931	TechnipFMC PLC (Energy Equipment & Services)	260

13,280	TechnipFMC PLC (Energy Equipment & Services)	260

		36,129

	United States — 12.42%

8,099	Air Products & Chemicals, Inc. (Chemicals)	1,296

4,222	Albemarle Corp. (Chemicals)	325

22,220	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	974

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

15,346	Apache Corp. (Oil, Gas & Consumable Fuels)	$403

3,787	Ashland Global Holdings, Inc. (Chemicals)	269

3,426	Avery Dennison Corp. (Containers & Packaging)	308

13,169	Axalta Coating Systems Ltd. (Chemicals) (a)	308

15,513	Baker Hughes, Inc. (Energy Equipment & Services)	334

12,407	Ball Corp. (Containers & Packaging)	570

18,837	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	421

5,340	Celanese Corp., Series A (Chemicals)	480

8,834	CF Industries Holdings, Inc. (Chemicals)	384

56,354	Chevron Corp. (Oil, Gas & Consumable Fuels)	6,130

4,927	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	304

5,779	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	594

50,325	ConocoPhillips (Oil, Gas & Consumable Fuels)	3,138

5,555	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	223

6,143	Crown Holdings, Inc. (Containers & Packaging) (a)	255

19,007	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	428

3,058	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	283

86,577	DowDuPont, Inc. (Chemicals)	4,631

5,397	Eastman Chemical Co. (Chemicals)	395

10,118	Ecolab, Inc. (Chemicals)	1,491

23,406	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	2,041

10,503	EQT Corp. (Oil, Gas & Consumable Fuels)	198

8,242	Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels) (a)	165

72,912	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,972

5,200	FMC Corp. (Chemicals)	385

48,588	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	501

34,549	Halliburton Co. (Energy Equipment & Services)	918

6,459	Helmerich & Payne, Inc. (Energy Equipment & Services)	310

11,606	Hess Corp. (Oil, Gas & Consumable Fuels)	470

6,854	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	350

3,030	International Flavors & Fragrances, Inc. (Chemicals)	407

15,162	International Paper Co. (Containers & Packaging)	612

76,640	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,179

34,536	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	495

30,651	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,809

2,158	Martin Marietta Materials, Inc. (Construction Materials)	371

9,840	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	230

15,215	National Oilwell Varco, Inc. (Energy Equipment & Services)	391

Shares	Security Description	Value (000)

	United States (continued)

11,130	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	$163

20,732	Newmont Mining Corp. (Metals & Mining)	718

16,425	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	308

12,396	Nucor Corp. (Metals & Mining)	642

30,916	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,898

8,548	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	461

3,505	Packaging Corporation of America (Containers & Packaging)	293

8,543	Parsley Energy, Inc., Class – A (Oil, Gas & Consumable Fuels) (a)	137

19,037	Phillips 66 (Oil, Gas & Consumable Fuels)	1,640

6,749	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	888

5,162	Plains GP Holdings LP, Class A (Oil, Gas & Consumable Fuels)	104

10,512	PPG Industries, Inc. (Chemicals)	1,075

9,978	Range Resources Corp. (Oil, Gas & Consumable Fuels)	95

56,226	Schlumberger Ltd. (Energy Equipment & Services)	2,028

8,500	Sealed Air Corp. (Containers & Packaging)	296

7,760	Southern Copper Corp. (Metals & Mining)	239

6,512	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	235

12,610	The Mosaic Co. (Chemicals)	368

3,051	The Sherwin-Williams Co. (Chemicals)	1,200

29,321	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	647

19,160	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,436

10,083	Valvoline, Inc. (Chemicals)	195

5,103	Vulcan Materials Co. (Construction Materials)	504

4,276	W.R. Grace & Co. (Chemicals)	278

9,129	WestRock Co. (Containers & Packaging)	345

		55,941

	Total Common Stocks	250,071

	Preferred Stocks — 0.72%

	Brazil — 0.51%

12,700	Braskem SA – Preferred, Class A (Chemicals)	155

75,500	Gerdau SA – Preferred (Metals & Mining)	289

276,900	Klabin SA – Preferred (Containers & Packaging)	202

282,775	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	1,656

		2,302

	Chile — 0.07%

7,927	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	312

	Germany — 0.05%

5,721	Fuchs Petrolub AG – Preferred (Chemicals)	236

	Russia — 0.07%

127	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	313

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Preferred Stocks (continued)

	South Korea — 0.02%

424	LG Chem Ltd. – Preferred (Chemicals)	$74

	Total Preferred Stocks	3,237

	Rights — 0.01%

	France — 0.00%

—	Total SA (Financials) (d)	—

	Malaysia — 0.00%

907,166	Sapura Energy Berhad (Energy Equipment & Services) (d)	—

	Spain — 0.01%

111,494	Repsol SA (Oil, Gas & Consumable Fuels) (a)	51

	Total Rights	51

	Warrant — 0.00%

	Malaysia — 0.00%

217,720	Sapura Energy Berhad (Energy Equipment & Services) (d)	—

	Total Warrant	—

Principal Amount (000)

	U.S. Treasury Obligation — 0.01%

$60	U.S. Treasury Bill, 2.35%, 2/28/19 (b)(e)	60

	Total U.S. Treasury Obligation	60

Shares

	Investment Companies — 30.25%

542,095	Federated Treasury Obligations Fund, Institutional Shares, 2.25%^^ (f)	542

135,845,485	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (f)	135,846

	Total Investment Companies	136,388

	Purchased Options — 0.00%
	Total Purchased Options	—

Principal Amount (000)

	Repurchase Agreements — 1.18%

$1,200	Bank of America Corp., 2.95%, 1/2/19 (Purchased on 12/31/18, proceeds at maturity $1,200,197 collateralized by U.S. Treasury Note, 2.00%, 9/30/20, fair value $1,224,096) (b)	1,200

1,100	BNP Paribas, 2.95%, 1/2/19 (Purchased on 12/31/18, proceeds at maturity $1,100,180 collateralized by U.S. Treasury Obligations, 0.00% – 4.75%, 2/21/19 – 11/15/43, fair value $1,122,153) (b)	1,100

1,200	Deutsche Bank Securities, Inc., 2.91%, 1/2/19 (Purchased on 12/31/18, proceeds at maturity $1,200,194 collateralized by U.S. Treasury Note, 2.88%, 11/30/23, fair value $1,224,002) (b)	1,200

Principal Amount (000)	Security Description	Value (000)

	Repurchase Agreements (continued)

$818	Jefferies LLC, 3.10%, 1/2/19 (Purchased on 12/31/18, proceeds at maturity $818,177 collateralized by U.S. Treasury Obligations, 2.56% – 3.04%, 8/15/19 – 2/15/47 fair value $834,397)^^	$818

1,000	NatWest Markets PLC, 2.92%, 1/2/19 (Purchased on 12/31/18, proceeds at maturity $1,000,162 collateralized by U.S. Treasury Note, 0.13%, 4/15/19, fair value $1,020,104) (b)	1,000

	Total Repurchase Agreements	5,318

	Total Investments (cost $357,180) — 87.65%	395,125
	Other assets in excess of liabilities — 12.35%	55,682

	Net Assets — 100.00%	$450,807

Amounts designated as “—” are $0 or have been rounded to $0.

Portfolio of Investments is presented on a consolidated basis. See Note 2.O. in the Notes to Financial Statements

^	All or part of this security was on loan as of December 31, 2018. The total value of securities on loan as of December 31, 2018, was $2,229 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2018.

(a)	Represents non-income producing security.

(b)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.O. in the Notes to Financial Statements.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(e)	Rate disclosed represents effective yield at purchase.

(f)	The rate disclosed is the rate in effect on December 31, 2018.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Commodity Returns Strategy Portfolio	Mellon Investments Corporation*	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	55.45%	—	0.03%	—	55.48%
Preferred Stocks	0.72%	—	—	—	0.72%
Rights	0.01%	—	—	—	0.01%
Warrant	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.01%	—	0.01%
Investment Companies	9.69%	20.09%	—	0.47%	30.25%
Purchased Options	—	—	0.00%	—	0.00%
Repurchase Agreements	0.18%	0.80%	0.20%	—	1.18%
Other Assets	-6.77%	18.24%	0.88%	0.00%	12.35%

Total Net Assets	59.28%	39.13%	1.12%	0.47%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts	designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)

Brent Crude Future (a)	9	2/28/19	$486	$(135)

Brent Crude Future (a)	1	10/29/21	57	—

Canadian Dollar Future	1,512	3/19/19	111,148	(1,369)

Cocoa Future (a)	1	3/14/19	24	3

Coffee ‘C’ Future (a)	1	3/19/19	38	(8)

Corn Future (a)	16	3/14/19	300	2

Cotton No.2 Future (a)	1	3/7/19	36	(3)

Electrolytic Copper Future (a)	4	3/18/19	597	(10)

E-Mini S&P 500 Future	240	3/15/19	30,062	554

Gas Oil Future (a)	2	2/12/19	102	(11)

Gasoline RBOB Future (a)	5	2/28/19	276	(18)

Gold 100 Oz Future (a)	9	4/26/19	1,159	26

Hard Red Winter Wheat Future (a)	3	3/14/19	73	—

Lean Hogs Future (a)	1	2/14/19	24	—

Live Cattle Future (a)	2	2/28/19	99	3

LME Lead Future (a)	1	6/17/19	51	2

LME Lead Future (a)	1	12/16/19	51	1

MSCI EAFE Index Future	340	3/15/19	29,172	331

MSCI Emerging Markets Index Future	259	3/15/19	12,520	137

Natural Gas Future (a)	2	2/26/19	57	(24)

Natural Gas Future (a)	4	3/27/19	107	3

NY Harbor ULSD Future (a)	1	2/28/19	70	(2)

NYMEX WTI Crude Future (a)	1	1/22/19	45	(7)

NYMEX WTI Crude Future (a)	5	2/20/19	229	(24)

NYMEX WTI Crude Future (a)	1	5/21/19	47	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)

Platinum Future (a)	1	4/26/19	$40	$(1)

Primary Aluminum Future (a)	3	3/18/19	139	(16)

Primary Aluminum Future (a)	7	6/17/19	327	(38)

Primary Nickel Future (a)	1	3/18/19	64	(1)

S&P/Toronto Stock Exchange 60 Index Future	856	3/14/19	107,525	(300)

Soybean Future (a)	3	3/14/19	134	(4)

Soybean Meal Future (a)	1	3/14/19	31	(1)

Sugar #11 (World) Future (a)	4	2/28/19	54	—

Wheat (CBT) Future (a)	2	3/14/19	50	(1)

Zinc Future (a)	1	6/17/19	61	1

			$295,255	$(910)

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)

Brent Crude Future (a)	2	10/30/20	$113	$22

Live Cattle Future (a)	1	4/30/19	51	(3)

Natural Gas Future (a)	6	9/26/19	164	(2)

Wheat (CBT) Future (a)	1	7/12/19	26	4

			$354	$21

	Total Unrealized Appreciation			$1,089
	Total Unrealized Depreciation			(1,978)

	Total Net Unrealized Appreciation/(Depreciation)			$(889)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Short Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)

U.S. Dollar	3,909	Japanese Yen	434,449	State Street Corporation	1/7/19	$(58)

U.S. Dollar	283	Japanese Yen	31,234	Merrill Lynch	1/7/19	(2)

U.S. Dollar	1,491	Japanese Yen	164,905	HSBC	1/8/19	(14)

U.S. Dollar	158	Russian Ruble	10,983	UBS Warburg	1/4/19	—

U.S. Dollar	60	Russian Ruble	4,189	UBS Warburg	1/8/19	—

						$(74)

				Total Unrealized Appreciation		$—
				Total Unrealized Depreciation		(74)

				Total Net Unrealized Appreciation/(Depreciation)		$(74)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Option Contracts

Exchange-traded options purchased as of December 31, 2018 were as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
Crude Oil Call Option (a)	1	$—	$75.00	4/25/19	$—

Total					$—

Total Return Swap Agreements

Pay/ Receive(b)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.12%	Bloomberg Silver Subindex (a)	Goldman Sachs International	4/30/19	Monthly	$96	$9	$—	$9
Receive	0.35%	Bloomberg Soybean Meal Index (a)	Barclays Bank PLC	2/28/19	Monthly	48	(1)	—	(1)
Receive	0.15%	S&P GSCI Grains Index (a)	Barclays Bank PLC	2/28/19	Monthly	5	—	—	—
Receive	0.10%	S&P GSCI Grains Index (a)	Goldman Sachs International	5/31/19	Monthly	86	(4)	—	(4)

							$4	$—	$4

Commodity Forward Swap Agreements

Pay/ Receive(b)	Underlying Instruments	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	Gold (a)	Goldman Sachs International	1/31/19	$1,236.53	$14	$1	$—	$1
Receive	Silver (a)	Goldman Sachs International	5/31/19	14.53	31	3	$—	3

						$4	$—	$4

				Total swap agreements at value (assets)				$13
				Total swap agreements at value (liabilities)				(5)

				Net swap agreements at value				$8

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.O. in the Notes to Financial Statements.

(b)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 97.96%

	Australia — 5.11%

826,000	Alumina Ltd. (Metals & Mining)	$1,338

43,956	Aurizon Holdings Ltd. (Road & Rail)	133

25,873	Australia & New Zealand Banking Group Ltd. (Banks)	447

4,207	Bendigo & Adelaide Bank Ltd. (Banks)	32

51,361	BHP Group PLC (Metals & Mining)	1,085

13,469	Coca-Cola Amatil Ltd. (Beverages)	78

15,371	Commonwealth Bank of Australia (Banks)	784

9,186	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	77

14,367	Harvey Norman Holdings Ltd. (Multiline Retail)	32

1,859	Macquarie Group Ltd. (Capital Markets)	142

23,301	National Australia Bank Ltd. (Banks)	395

639,982	Telstra Corp. Ltd. (Diversified Telecommunication Services)	1,284

16,784	Wesfarmers Ltd. (Food & Staples Retailing)	381

29,399	Westpac Banking Corp. (Banks)	519

		6,727

	Austria — 0.04%

762	OMV AG (Oil, Gas & Consumable Fuels)	33

561	Voestalpine AG (Metals & Mining)	17

		50

	Belgium — 0.02%

917	Belgacom SA (Diversified Telecommunication Services)	25

	Canada — 0.90%

14,300	Canadian Imperial Bank of Commerce (Banks)	1,065

942	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	115

		1,180

	Denmark — 0.07%

2,647	ISS A/S (Commercial Services & Supplies)	74

685	Tryg A/S (Insurance)	17

		91

	Finland — 0.18%

3,009	Elisa Oyj (Diversified Telecommunication Services)	125

4,041	Metso Oyj (Machinery)	106

		231

	France — 5.04%

1,619	Atos SE (IT Services)	133

13,451	AXA SA (Insurance)	291

7,681	BNP Paribas (Banks)	347

3,987	Bouygues SA (Construction & Engineering)	143

10,246	Carrefour SA (Food & Staples Retailing)	175

1,087	Casino Guichard-Perrachon SA (Food & Staples Retailing)	45

1,243	CNP Assurances (Insurance)	26

7,987	Credit Agricole SA (Banks)	86

85,600	Electricite de France SA (Electric Utilities)	1,355

16,308	ENGIE (Multi-Utilities)	234

3,176	Eutelsat Communications (Media)	63

18,336	Orange SA (Diversified Telecommunication Services)	297

3,534	Publicis Groupe (Media)	201

Shares	Security Description	Value (000)

	France (continued)

9,746	Schneider Electric SA (Electrical Equipment)	$661

493	Societe BIC SA (Commercial Services & Supplies)	50

34,591	Societe Generale (Banks)	1,097

3,431	Suez Environnement Co. (Multi-Utilities)	45

24,480	Total SA (Oil, Gas & Consumable Fuels)	1,291

4,377	Veolia Environnement (Multi-Utilities)	90

		6,630

	Germany — 2.63%

8,098	Allianz SE (Insurance)	1,627

10,682	Deutsche Post AG (Air Freight & Logistics)	292

18,305	Deutsche Telekom AG (Diversified Telecommunication Services)	311

1,884	Evonik Industries AG (Chemicals)	47

711	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	44

1,910	Metro AG (Food & Staples Retailing)	29

648	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	141

47,929	ProSiebenSat.1 Media AG (Media)	853

8,361	TUI AG (Hotels, Restaurants & Leisure)	120

		3,464

	Hong Kong — 0.23%

22,000	CLP Holdings Ltd. (Electric Utilities)	248

1,495	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	57

		305

	Ireland (Republic of) — 0.16%

6,490	CRH PLC (Construction Materials)	172

488	Paddy Power PLC (Hotels, Restaurants & Leisure)	40

		212

	Israel — 0.08%

13,726	Bank Hapoalim Ltd. (Banks)	86

804	Mizrahi Tefahot Bank Ltd. (Banks)	14

		100

	Italy — 0.70%

4,621	Assicurazioni Generali SpA (Insurance)	77

34,828	Enel SpA (Electric Utilities)	202

26,568	Eni SpA (Oil, Gas & Consumable Fuels)	420

52,898	Intesa Sanpaolo SpA (Banks)	118

24,914	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	109

		926

	Japan — 9.18%

300	AEON Credit Service Co. Ltd. (Consumer Finance)	5

19,700	Asahi Kasei Corp. (Chemicals)	202

50,000	Astellas Pharma, Inc. (Pharmaceuticals)	639

4,400	Daicel Corp. (Chemicals)	45

7,900	Denso Corp. (Auto Components)	350

4,100	Eisai Co. Ltd. (Pharmaceuticals)	317

6,300	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	245

3,100	Fujitsu Ltd. (IT Services)	194

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

4,100	Hino Motors Ltd. (Machinery)	$39

1,600	Hitachi Chemical Co. Ltd. (Chemicals)	24

26,900	Honda Motor Co. Ltd. (Automobiles)	709

4,200	JS Group Corp. (Building Products)	52

54,050	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	281

7,300	Kajima Corp. (Construction & Engineering)	98

15,000	KDDI Corp. (Wireless Telecommunication Services)	358

7,700	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	69

5,800	Mebuki Financial Group, Inc. (Banks)	15

22,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	172

36,600	Mitsubishi Heavy Industries Ltd. (Machinery)	1,313

1,500	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	7

27,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	418

2,900	Mitsui Chemicals, Inc. (Chemicals)	65

150,200	Mizuho Financial Group, Inc. (Banks)	232

3,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	85

4,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	119

4,100	NGK Insulators Ltd. (Machinery)	56

1,500	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	37

5,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	220

2,000	Nomura Research Institute Ltd. (IT Services)	74

9,900	NTT Data Corp. (IT Services)	108

11,300	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	254

10,400	Obayashi Corp. (Construction & Engineering)	94

5,400	ORIX Corp. (Diversified Financial Services)	79

3,100	Osaka Gas Co. Ltd. (Gas Utilities)	57

13,500	Resona Holdings, Inc. (Banks)	65

800	Sankyo Co. Ltd. (Leisure Products)	30

2,100	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	71

31,300	Sony Corp. (Household Durables)	1,509

264,700	Sumitomo Chemical Co. Ltd. (Chemicals)	1,282

8,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	271

2,100	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	76

2,900	Sumitomo Rubber Industries Ltd. (Auto Components)	34

3,500	T&D Holdings, Inc. (Insurance)	40

11,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	400

3,300	Teijin Ltd. (Chemicals)	53

6,500	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	101

4,300	The Shizuoka Bank Ltd. (Banks)	34

4,200	Tokio Marine Holdings, Inc. (Insurance)	201

2,700	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	304

3,100	Tokyo Gas Co. Ltd. (Gas Utilities)	78

4,300	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	63

Shares	Security Description	Value (000)

	Japan (continued)

1,200	Toyoda Gosei Co. Ltd. (Auto Components)	$24

3,500	Toyota Tsusho Corp. (Trading Companies & Distributors)	103

3,500	USS Co. Ltd. (Specialty Retail)	59

2,600	West Japan Railway Co. (Road & Rail)	184

3,600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	62

		12,076

	Jersey — 0.22%

27,242	WPP PLC (Media)	296

	Luxembourg — 0.12%

924	Millicom International Cellular SA (Wireless Telecommunication Services)	58

5,486	SES – FDR, Class – A (Media)	106

		164

	Netherlands — 1.52%

6,635	AEGON N.V. (Insurance)	31

18,948	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	55

56,600	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,431

9,878	Koninklijke Philips Electronics N.V. (Health Care Equipment & Supplies)	346

754	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	34

1,213	NN Group N.V. (Insurance)	48

1,271	Randstad Holding N.V. (Professional Services)	58

		2,003

	New Zealand — 0.08%

12,076	Fletcher Building Ltd. (Construction Materials) (a)	40

22,117	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	61

		101

	Norway — 1.21%

63,978	Equinor ASA (Oil, Gas & Consumable Fuels)	1,358

5,954	Marine Harvest ASA (Food Products)	126

5,272	Telenor ASA (Diversified Telecommunication Services)	102

		1,586

	Singapore — 0.39%

11,000	Singapore Exchange Ltd. (Capital Markets)	58

51,100	Singapore Tech Engineering (Aerospace & Defense)	131

152,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	328

		517

	Spain — 2.09%

42,759	Banco Bilbao Vizcaya Argentaria SA (Banks)	227

6,670	Corporacion Mapfre (Insurance)	18

3,893	Enagas (Oil, Gas & Consumable Fuels)	105

2,835	Endesa (Electric Utilities)	65

3,110	Gas Natural SDG SA (Gas Utilities)	79

188,193	Iberdrola SA (Electric Utilities)	1,511

3,884	Red Electrica Corp. (Electric Utilities)	87

20,633	Repsol YPF SA (Oil, Gas & Consumable Fuels)	332

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Spain (continued)

38,921	Telefonica SA (Diversified Telecommunication Services)	$328

		2,752

	Sweden — 1.29%

47,600	Boliden AB (Metals & Mining)	1,032

2,221	ICA Gruppen AB (Food & Staples Retailing)	79

15,138	Skandinaviska Enskilda Banken AB, Class – A (Banks)	147

9,009	Swedbank AB, A Shares (Banks)	202

4,997	Tele2 AB, B Shares (Wireless Telecommunication Services)	64

37,124	TeliaSonera AB (Diversified Telecommunication Services)	177

		1,701

	Switzerland — 3.77%

3,946	Adecco SA, Registered Shares (Professional Services)	186

13,500	Ferguson PLC (Trading Companies & Distributors)	862

20,208	Garmin Ltd. (Household Durables)	1,280

7,120	Roche Holding AG (Pharmaceuticals)	1,768

132	SGS SA, Registered Shares (Professional Services)	297

318	Swisscom AG (Diversified Telecommunication Services)	152

1,391	Zurich Financial Services AG (Insurance)	415

		4,960

	United Kingdom — 6.29%

64,700	Anglo American PLC (Metals & Mining)	1,447

33,821	Aviva PLC (Insurance)	162

5,762	Babcock International Group PLC (Commercial Services & Supplies)	36

23,142	Barratt Developments PLC (Household Durables)	136

95,144	BT Group PLC (Diversified Telecommunication Services)	289

61,571	Centrica PLC (Multi-Utilities)	106

12,072	Direct Line Insurance Group PLC (Insurance)	49

79,200	easyJet PLC (Airlines)	1,116

3,735	Investec PLC (Capital Markets)	21

92,909	ITV PLC (Media)	148

35,652	J Sainsbury PLC (Food & Staples Retailing)	121

49,983	Legal & General Group PLC (Insurance)	147

2,416	Linde PLC (Chemicals)	377

35,945	Marks & Spencer Group PLC (Multiline Retail)	113

15,606	National Grid PLC (Multi-Utilities)	153

3,274	Next PLC (Multiline Retail)	166

17,939	Pearson PLC (Media)	215

6,588	Persimmon PLC (Household Durables)	162

30,445	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	896

19,858	Royal Mail PLC (Air Freight & Logistics)	69

2,819	Severn Trent PLC (Water Utilities)	65

16,495	Standard Life Aberdeen PLC (Diversified Financial Services)	54

75,001	Taylor Wimpey PLC (Household Durables)	130

32,266	TechnipFMC PLC (Energy Equipment & Services)	632

Shares	Security Description	Value (000)

	United Kingdom (continued)

31,500	The Berkeley Group Holdings PLC (Household Durables)	$1,397

8,039	United Utilities Group PLC (Water Utilities)	76

		8,283

	United States — 56.64%

10,885	Accenture PLC, Class – A (IT Services)	1,535

610	Advance Auto Parts, Inc. (Specialty Retail)	96

1,774	Air Products & Chemicals, Inc. (Chemicals)	284

1,536	Akamai Technologies, Inc. (IT Services) (a)	94

1,621	Alphabet, Inc., Class – A (Interactive Media & Services) (a)	1,694

900	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	1,352

4,086	American Electric Power, Inc. (Electric Utilities)	305

6,100	American Express Co. (Consumer Finance)	581

6,509	Amgen, Inc. (Biotechnology)	1,267

3,088	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	265

16,416	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2,590

1,969	Autodesk, Inc. (Software) (a)	253

4,035	Automatic Data Processing, Inc. (IT Services)	529

20,259	Best Buy Co., Inc. (Specialty Retail)	1,072

3,300	BlackRock, Inc., Class – A (Capital Markets)	1,296

992	Broadridge Financial Solutions, Inc. (IT Services)	95

1,228	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	103

1,501	Campbell Soup Co. (Food Products)	50

25,418	Cardinal Health, Inc. (Health Care Providers & Services)	1,134

2,528	Cerner Corp. (Health Care Technology) (a)	133

41,682	Cisco Systems, Inc. (Communications Equipment)	1,807

2,690	Citizens Financial Group, Inc. (Banks)	80

1,365	Citrix Systems, Inc. (Software)	140

2,789	CME Group, Inc. (Capital Markets)	525

5,211	Cognizant Technology Solutions Corp. (IT Services)	331

7,772	Colgate-Palmolive Co. (Household Products)	463

21,900	ConocoPhillips (Oil, Gas & Consumable Fuels)	1,366

1,960	Copart, Inc. (Commercial Services & Supplies) (a)	94

8,432	CSX Corp. (Road & Rail)	524

1,517	Cummins, Inc. (Machinery)	202

1,521	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	78

25,500	Delta Air Lines, Inc. (Airlines)	1,272

1,361	Dover Corp. (Machinery)	97

2,141	Ecolab, Inc. (Chemicals)	315

8,421	Eli Lilly & Co. (Pharmaceuticals)	974

21,900	Exelon Corp. (Electric Utilities)	989

1,565	Expeditors International of Washington, Inc. (Air Freight & Logistics)	107

14,848	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,012

614	F5 Networks, Inc. (Communications Equipment) (a)	99

1,100	Facebook, Inc., Class – A (Interactive Media & Services) (a)	144

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

1,185	First Republic Bank (Banks)	$103

1,117	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	49

1,101	Fluor Corp. (Construction & Engineering)	35

3,287	Franklin Resources, Inc. (Capital Markets)	97

1,930	Gap, Inc. (Specialty Retail)	50

5,080	General Mills, Inc. (Food Products)	198

1,287	Genuine Parts Co. (Distributors)	124

24,800	Gilead Sciences, Inc. (Biotechnology)	1,551

51,700	H&R Block, Inc. (Diversified Consumer Services)	1,312

1,007	Harris Corp. (Aerospace & Defense)	136

8,800	HCA Holdings, Inc. (Health Care Providers & Services)	1,095

1,444	Henry Schein, Inc. (Health Care Providers & Services) (a)	113

1,227	Hershey Co. (Food Products)	132

2,215	Hormel Foods Corp. (Food Products)	95

48,200	HP, Inc. (Technology Hardware, Storage & Peripherals)	986

632	IDEX Corp. (Machinery)	80

830	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	155

32,124	Intel Corp. (Semiconductors & Semiconductor Equipment)	1,508

7,778	International Business Machines Corp. (IT Services)	884

2,259	Intuit, Inc. (Software)	445

11,433	Johnson & Johnson (Pharmaceuticals)	1,475

41,800	Johnson Controls International PLC (Building Products)	1,239

21,300	Kellogg Co. (Food Products)	1,214

3,122	Kimberly-Clark Corp. (Household Products)	356

12,400	Kohl’s Corp. (Multiline Retail)	823

883	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	112

31,700	Macy’s, Inc. (Multiline Retail)	944

4,598	Marsh & McLennan Companies, Inc. (Insurance)	367

8,594	MasterCard, Inc., Class – A (IT Services)	1,621

1,052	McCormick & Company, Inc. (Food Products)	146

21,998	Merck & Co., Inc. (Pharmaceuticals)	1,682

268	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	152

23,221	Microsoft Corp. (Software)	2,359

3,286	National Oilwell Varco, Inc. (Energy Equipment & Services)	84

2,900	NextEra Energy, Inc. (Electric Utilities)	504

11,656	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	864

26,299	Nordstrom, Inc. (Multiline Retail)	1,225

2,708	Norfolk Southern Corp. (Road & Rail)	405

6,562	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	403

27,250	Oracle Corp. (Software)	1,230

2,670	Paychex, Inc. (IT Services)	174

12,654	PepsiCo, Inc. (Beverages)	1,398

4,641	Phillips 66 (Oil, Gas & Consumable Fuels)	400

1,200	Quest Diagnostics, Inc. (Health Care Providers & Services)	100

Shares	Security Description	Value (000)

	United States (continued)

2,627	Raytheon Co. (Aerospace & Defense)	$403

1,171	ResMed, Inc. (Health Care Equipment & Supplies)	133

1,062	Robert Half International, Inc. (Professional Services)	61

3,349	Ross Stores, Inc. (Specialty Retail)	279

2,234	S&P Global, Inc. (Capital Markets)	380

4,200	SBA Communications Corp. (Equity Real Estate Investment Trusts) (a)	680

10,900	Schlumberger Ltd. (Energy Equipment & Services)	394

15,000	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,005

460	Snap-on, Inc. (Machinery)	67

16,800	State Street Corp. (Capital Markets)	1,060

4,982	Sysco Corp. (Food & Staples Retailing)	312

14,713	T. Rowe Price Group, Inc. (Capital Markets)	1,358

2,298	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	78

2,236	TD Ameritrade Holding Corp. (Capital Markets)	109

8,929	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	844

90,000	The AES Corp. (Independent Power and Renewable Electricity Producers)	1,301

1,733	The Estee Lauder Companies, Inc., Class – A (Personal Products)	225

968	The J.M. Smucker Co. (Food Products)	90

8,206	The Kroger Co. (Food & Staples Retailing)	226

15,606	The Procter & Gamble Co. (Household Products)	1,434

21,700	The Progressive Corp. (Insurance)	1,309

685	The Sherwin-Williams Co. (Chemicals)	270

7,741	The Southern Co. (Electric Utilities)	340

12,726	The Walt Disney Co. (Entertainment)	1,395

11,423	Tiffany & Co. (Specialty Retail)	920

1,136	Tractor Supply Co. (Specialty Retail)	95

524	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	128

1,478	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	26

1,487	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	24

7,599	Union Pacific Corp. (Road & Rail)	1,050

7,158	United Technologies Corp. (Aerospace & Defense)	762

884	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	100

15,801	Visa, Inc., Class – A (IT Services)	2,084

667	VMware, Inc., Class – A (Software)	91

4,308	W.W. Grainger, Inc. (Trading Companies & Distributors)	1,216

710	Waters Corp. (Life Sciences Tools & Services) (a)	134

4,350	Western Union Co. (IT Services)	74

4,089	Xcel Energy, Inc. (Electric Utilities)	201

1,487	Xylem, Inc. (Machinery)	99

		74,529

	Total Common Stocks	128,909

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Right — 0.01%

	Spain — 0.01%

20,633	Repsol SA (Oil, Gas & Consumable Fuels) (a)	$9

	Total Right	9

	Investment Company — 1.42%

1,864,251	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (b)	1,864

	Total Investment Company	1,864

	Total Investments (cost $129,033) — 99.39%	130,782
	Other assets in excess of liabilities — 0.61%	806

	Net Assets — 100.00%	$131,588

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2018.

FDR — Fiduciary Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The ESG Growth Portfolio	Mellon Investments Corporation*	Parametric Portfolio Associates, LLC	Total

Common Stocks	97.96%	—	97.96%
Right	0.01%	—	0.01%
Investment Company	1.13%	0.29%	1.42%
Other Assets (Liabilities)	0.17%	0.44%	0.61%

Total Net Assets	99.27%	0.73%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	2	3/15/19	$250	$(14)
MSCI EAFE Index Future	2	3/15/19	172	(2)

			$422	$(16)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(16)

	Total Net Unrealized Appreciation/(Depreciation)			$(16)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 99.30%

	Australia — 4.34%

266,917	Alumina Ltd. (Metals & Mining)	$432

9,114	Aurizon Holdings Ltd. (Road & Rail)	27

5,414	Australia & New Zealand Banking Group Ltd. (Banks)	94

863	Bendigo & Adelaide Bank Ltd. (Banks)	7

44,795	Brambles Ltd. (Commercial Services & Supplies)	320

2,747	Coca-Cola Amatil Ltd. (Beverages)	16

3,236	Commonwealth Bank of Australia (Banks)	165

1,897	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	16

2,364	Dexus Property Group (Equity Real Estate Investment Trusts)	18

4,256	GPT Group (Equity Real Estate Investment Trusts)	16

2,647	Harvey Norman Holdings Ltd. (Multiline Retail)	6

389	Macquarie Group Ltd. (Capital Markets)	30

8,871	Mirvac Group (Equity Real Estate Investment Trusts)	14

4,911	National Australia Bank Ltd. (Banks)	83

5,761	Stockland Trust Group (Equity Real Estate Investment Trusts)	14

203,547	Telstra Corp. Ltd. (Diversified Telecommunication Services)	408

8,161	Vicinity Centres (Equity Real Estate Investment Trusts)	15

6,199	Westpac Banking Corp. (Banks)	110

		1,791

	Austria — 0.93%

8,676	OMV AG (Oil, Gas & Consumable Fuels)	379

123	Voestalpine AG (Metals & Mining)	4

		383

	Belgium — 0.26%

1,510	Anheuser-Busch InBev N.V. (Beverages)	100

228	Belgacom SA (Diversified Telecommunication Services)	6

		106

	Canada — 1.19%

44,800	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	266

2,600	Canadian Imperial Bank of Commerce (Banks)	194

255	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	31

		491

	Denmark — 0.21%

1,836	ISS A/S (Commercial Services & Supplies)	52

1,435	Tryg A/S (Insurance)	36

		88

	Finland — 0.22%

771	Elisa Oyj (Diversified Telecommunication Services)	32

974	Metso Oyj (Machinery)	26

1,054	Nokian Renkaat Oyj (Auto Components)	32

		90

	France — 5.88%

415	Atos SE (IT Services)	34

Shares	Security Description	Value (000)

	France (continued)

3,386	AXA SA (Insurance)	$73

1,953	BNP Paribas (Banks)	88

1,037	Bouygues SA (Construction & Engineering)	37

2,598	Carrefour SA (Food & Staples Retailing)	45

270	Casino Guichard-Perrachon SA (Food & Staples Retailing)	11

315	CNP Assurances (Insurance)	7

2,090	Credit Agricole SA (Banks)	22

27,623	Electricite de France SA (Electric Utilities)	437

4,081	ENGIE (Multi-Utilities)	59

12,730	Eutelsat Communications (Media)	250

84	Fonciere des Regions (Equity Real Estate Investment Trusts)	8

116	Gecina SA (Equity Real Estate Investment Trusts)	15

88	Icade (Equity Real Estate Investment Trusts)	7

534	Klepierre (Equity Real Estate Investment Trusts)	16

4,783	Orange SA (Diversified Telecommunication Services)	78

886	Publicis Groupe (Media)	51

2,463	Schneider Electric SA (Electrical Equipment)	167

2,894	Societe BIC SA (Commercial Services & Supplies)	296

12,917	Societe Generale (Banks)	410

846	Suez Environnement Co. (Multi-Utilities)	11

5,407	Total SA (Oil, Gas & Consumable Fuels)	285

1,129	Veolia Environnement (Multi-Utilities)	23

		2,430

	Germany — 2.29%

2,518	Allianz SE (Insurance)	505

2,813	Deutsche Post AG (Air Freight & Logistics)	77

4,856	Deutsche Telekom AG (Diversified Telecommunication Services)	83

468	Evonik Industries AG (Chemicals)	12

184	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	11

510	Metro AG (Food & Staples Retailing)	8

167	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	36

10,338	ProSiebenSat.1 Media AG (Media)	184

1,928	TUI AG (Hotels, Restaurants & Leisure)	28

		944

	Hong Kong — 0.26%

4,540	CLP Holdings Ltd. (Electric Utilities)	51

7,043	Hang Lung Properties Ltd. (Real Estate Management & Development)	13

2,000	Hysan Development Co. (Real Estate Management & Development)	10

416	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	16

3,200	Swire Properties Ltd. (Real Estate Management & Development)	11

3,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	8

		109

	Ireland (Republic of) — 0.10%

1,295	CRH PLC (Construction Materials)	34

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Ireland (Republic of) (continued)

109	Paddy Power PLC (Hotels, Restaurants & Leisure)	$9

		43

	Israel — 0.30%

115	Azrieli Group (Real Estate Management & Development)	6

2,725	Bank Hapoalim Ltd. (Banks)	17

17,935	Israel Chemicals Ltd. (Chemicals)	102

		125

	Italy — 0.49%

967	Assicurazioni Generali SpA (Insurance)	16

7,248	Enel SpA (Electric Utilities)	42

5,545	Eni SpA (Oil, Gas & Consumable Fuels)	87

11,025	Intesa Sanpaolo SpA (Banks)	25

5,158	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	23

1,584	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	9

		202

	Japan — 7.66%

110	AEON Credit Service Co. Ltd. (Consumer Finance)	2

1,000	Daicel Corp. (Chemicals)	10

2,036	Denso Corp. (Auto Components)	90

300	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	7

1,500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	58

721	Fujitsu Ltd. (IT Services)	45

1,000	Hino Motors Ltd. (Machinery)	9

400	Hitachi Chemical Co. Ltd. (Chemicals)	6

3,857	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	102

6,417	Honda Motor Co. Ltd. (Automobiles)	169

5,968	ITOCHU Corp. (Trading Companies & Distributors)	101

5	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	10

13,549	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	70

2,100	Kajima Corp. (Construction & Engineering)	28

3,596	KDDI Corp. (Wireless Telecommunication Services)	86

1,781	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	16

1,241	Kyocera Corp. (Electronic Equipment, Instruments & Components)	62

456	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	2

700	Mitsui Chemicals, Inc. (Chemicals)	16

36,731	Mizuho Financial Group, Inc. (Banks)	57

630	MS&AD Insurance Group Holdings, Inc. (Insurance)	18

930	NEC Corp. (Technology Hardware, Storage & Peripherals)	28

1,000	NGK Insulators Ltd. (Machinery)	14

28,800	Nikon Corp. (Household Durables)	428

402	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	10

Shares	Security Description	Value (000)

	Japan (continued)

4	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	$8

1,231	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	50

210	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	4

2,400	NTT Data Corp. (IT Services)	26

19,466	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	437

2,600	Obayashi Corp. (Construction & Engineering)	24

1,261	ORIX Corp. (Diversified Financial Services)	19

702	Osaka Gas Co. Ltd. (Gas Utilities)	13

3,230	Resona Holdings, Inc. (Banks)	15

200	Sankyo Co. Ltd. (Leisure Products)	8

9,810	Sekisui House Ltd. (Household Durables)	144

4,900	Sony Corp. (Household Durables)	236

7,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	257

523	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	19

600	Sumitomo Rubber Industries Ltd. (Auto Components)	7

862	T&D Holdings, Inc. (Insurance)	10

700	Teijin Ltd. (Chemicals)	11

1,486	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	23

1,020	The Shizuoka Bank Ltd. (Banks)	8

1,043	Tokio Marine Holdings, Inc. (Insurance)	50

800	Tokyo Gas Co. Ltd. (Gas Utilities)	20

1,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	15

300	Toyoda Gosei Co. Ltd. (Auto Components)	6

4,380	Toyota Motor Corp. (Automobiles)	254

812	Toyota Tsusho Corp. (Trading Companies & Distributors)	24

825	USS Co. Ltd. (Specialty Retail)	14

900	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	16

		3,162

	Jersey — 0.21%

8,051	WPP PLC (Media)	88

	Luxembourg — 0.03%

184	Millicom International Cellular SA (Wireless Telecommunication Services)	12

	Netherlands — 1.74%

1,508	AEGON N.V. (Insurance)	7

2,156	CNH Industrial N.V. (Machinery)	19

56	Franks International N.V. (Energy Equipment & Services) (a)	—

3,931	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	11

17,695	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	448

5,751	Koninklijke Philips Electronics N.V. (Health Care Equipment & Supplies)	202

161	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	7

271	NN Group N.V. (Insurance)	11

272	Randstad Holding N.V. (Professional Services)	12

		717

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	New Zealand — 0.05%

2,425	Fletcher Building Ltd. (Construction Materials) (a)	$8

4,427	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	12

		20

	Norway — 1.08%

18,828	Equinor ASA (Oil, Gas & Consumable Fuels)	400

1,273	Marine Harvest ASA (Food Products)	27

1,102	Telenor ASA (Diversified Telecommunication Services)	21

		448

	Singapore — 0.06%

2,600	Singapore Exchange Ltd. (Capital Markets)	13

5,409	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	12

		25

	Spain — 2.73%

8,880	Banco Bilbao Vizcaya Argentaria SA (Banks)	47

48,181	Bankinter SA (Banks)	387

1,387	Corporacion Mapfre (Insurance)	4

823	Enagas (Oil, Gas & Consumable Fuels)	22

582	Endesa (Electric Utilities)	13

630	Gas Natural SDG SA (Gas Utilities)	16

59,666	Iberdrola SA (Electric Utilities)	479

789	Red Electrica Corp. (Electric Utilities)	18

4,462	Repsol YPF SA (Oil, Gas & Consumable Fuels)	72

8,100	Telefonica SA (Diversified Telecommunication Services)	68

		1,126

	Sweden — 2.96%

19,207	Boliden AB (Metals & Mining)	417

453	ICA Gruppen AB (Food & Staples Retailing)	16

7,293	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	182

1,904	Skanska AB, B Shares (Construction & Engineering)	30

24,548	SKF AB, B Shares (Machinery)	373

1,005	Tele2 AB, B Shares (Wireless Telecommunication Services)	13

17,303	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	153

7,726	TeliaSonera AB (Diversified Telecommunication Services)	37

		1,221

	Switzerland — 1.94%

2,120	Adecco SA, Registered Shares (Professional Services)	100

6,880	Ferguson PLC (Trading Companies & Distributors)	440

274	Garmin Ltd. (Household Durables)	17

136	Swisscom AG (Diversified Telecommunication Services)	65

605	Zurich Financial Services AG (Insurance)	180

		802

	United Kingdom — 6.26%

23,749	3i Group PLC (Capital Markets)	234

Shares	Security Description	Value (000)

	United Kingdom (continued)

19,925	Anglo American PLC (Metals & Mining)	$446

9,827	Aviva PLC (Insurance)	47

6,806	Barratt Developments PLC (Household Durables)	40

28,347	BT Group PLC (Diversified Telecommunication Services)	86

19,205	Centrica PLC (Multi-Utilities)	33

3,784	Direct Line Insurance Group PLC (Insurance)	15

22,075	easyJet PLC (Airlines)	311

2,729	Hammerson PLC (Equity Real Estate Investment Trusts)	11

1,101	Investec PLC (Capital Markets)	6

35,360	ITV PLC (Media)	56

13,491	J Sainsbury PLC (Food & Staples Retailing)	46

16,359	Legal & General Group PLC (Insurance)	49

1,214	Linde PLC (Chemicals)	189

10,384	Marks & Spencer Group PLC (Multiline Retail)	33

11,911	National Grid PLC (Multi-Utilities)	117

971	Next PLC (Multiline Retail)	49

9,518	Pearson PLC (Media)	114

2,537	Persimmon PLC (Household Durables)	63

492	Rio Tinto PLC (Metals & Mining)	24

1,741	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	51

8,182	Royal Mail PLC (Air Freight & Logistics)	28

7,735	Standard Life Aberdeen PLC (Diversified Financial Services)	25

22,051	Taylor Wimpey PLC (Household Durables)	38

519	TechnipFMC PLC (Energy Equipment & Services)	10

10,022	The Berkeley Group Holdings PLC (Household Durables)	445

2,222	United Utilities Group PLC (Water Utilities)	21

		2,587

	United States — 58.11%

2,480	Accenture PLC, Class – A (IT Services)	350

151	Advance Auto Parts, Inc. (Specialty Retail)	24

6,500	Agilent Technologies, Inc. (Life Sciences Tools & Services)	438

915	Air Products & Chemicals, Inc. (Chemicals)	146

405	Akamai Technologies, Inc. (IT Services) (a)	25

483	Alphabet, Inc., Class – A (Interactive Media & Services) (a)	504

310	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	466

2,100	American Electric Power, Inc. (Electric Utilities)	157

4,813	American Express Co. (Consumer Finance)	459

1,507	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	129

5,489	Apple, Inc. (Technology Hardware, Storage & Peripherals)	867

1,834	Automatic Data Processing, Inc. (IT Services)	240

305	Avnet, Inc. (Electronic Equipment, Instruments & Components)	11

2,173	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	489

6,584	Best Buy Co., Inc. (Specialty Retail)	349

284	Broadridge Financial Solutions, Inc. (IT Services)	27

320	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	27

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

370	Campbell Soup Co. (Food Products)	$12

9,191	Cardinal Health, Inc. (Health Care Providers & Services)	410

363	CDK Global, Inc. (Software)	17

3,496	Cerner Corp. (Health Care Technology) (a)	183

2,300	Cigna Corp. (Health Care Providers & Services)	438

12,270	Cisco Systems, Inc. (Communications Equipment)	532

717	Citizens Financial Group, Inc. (Banks)	21

351	Citrix Systems, Inc. (Software)	36

1,268	CME Group, Inc. (Capital Markets)	239

2,530	Cognizant Technology Solutions Corp. (IT Services)	161

3,570	Colgate-Palmolive Co. (Household Products)	212

7,528	ConocoPhillips (Oil, Gas & Consumable Fuels)	470

574	Copart, Inc. (Commercial Services & Supplies) (a)	27

3,914	CSX Corp. (Road & Rail)	243

772	Cummins, Inc. (Machinery)	103

5,975	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	307

8,100	Delta Air Lines, Inc. (Airlines)	404

365	Dover Corp. (Machinery)	26

1,135	Ecolab, Inc. (Chemicals)	168

872	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	133

6,800	Exelon Corp. (Electric Utilities)	307

433	Expeditors International of Washington, Inc. (Air Freight & Logistics)	29

5,327	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	363

167	F5 Networks, Inc. (Communications Equipment) (a)	27

920	Facebook, Inc., Class – A (Interactive Media & Services) (a)	121

316	Fluor Corp. (Construction & Engineering)	10

896	Franklin Resources, Inc. (Capital Markets)	27

462	Gap, Inc. (Specialty Retail)	12

10,627	General Mills, Inc. (Food Products)	415

359	Genuine Parts Co. (Distributors)	34

16,400	H&R Block, Inc. (Diversified Consumer Services)	416

3,579	Halliburton Co. (Energy Equipment & Services)	95

3,600	HCA Holdings, Inc. (Health Care Providers & Services)	449

383	Henry Schein, Inc. (Health Care Providers & Services) (a)	30

346	Hershey Co. (Food Products)	37

619	Hormel Foods Corp. (Food Products)	26

21,200	HP, Inc. (Technology Hardware, Storage & Peripherals)	434

172	IDEX Corp. (Machinery)	22

230	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	43

1,200	Illinois Tool Works, Inc. (Machinery)	151

14,001	Intel Corp. (Semiconductors & Semiconductor Equipment)	657

2,876	International Business Machines Corp. (IT Services)	327

3,600	International Paper Co. (Containers & Packaging)	145

Shares	Security Description	Value (000)

	United States (continued)

1,098	Intuit, Inc. (Software)	$216

3,100	Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	384

1,577	Kimberly-Clark Corp. (Household Products)	180

3,526	Kohl’s Corp. (Multiline Retail)	234

239	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	30

2,311	Marsh & McLennan Companies, Inc. (Insurance)	184

275	McCormick & Company, Inc. (Food Products)	38

63	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	36

5,992	Microsoft Corp. (Software)	609

7,265	Molson Coors Brewing Co., Class – B (Beverages)	408

891	National Oilwell Varco, Inc. (Energy Equipment & Services)	23

5,210	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	386

6,491	Nordstrom, Inc. (Multiline Retail)	302

3,103	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	190

10,691	Oracle Corp. (Software)	483

1,262	Paychex, Inc. (IT Services)	82

4,033	PepsiCo, Inc. (Beverages)	446

4,344	Phillips 66 (Oil, Gas & Consumable Fuels)	374

330	Quest Diagnostics, Inc. (Health Care Providers & Services)	27

321	ResMed, Inc. (Health Care Equipment & Supplies)	37

320	Robert Half International, Inc. (Professional Services)	18

413	Roper Industries, Inc. (Industrial Conglomerates)	110

1,674	Ross Stores, Inc. (Specialty Retail)	139

1,089	S&P Global, Inc. (Capital Markets)	185

4,879	Schlumberger Ltd. (Energy Equipment & Services)	176

4,000	Seagate Technology Holdings, Inc. (Technology Hardware, Storage & Peripherals)	154

3,900	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	261

135	Snap-on, Inc. (Machinery)	20

5,500	State Street Corp. (Capital Markets)	347

2,553	Sysco Corp. (Food & Staples Retailing)	160

1,076	T. Rowe Price Group, Inc. (Capital Markets)	99

596	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	20

616	TD Ameritrade Holding Corp. (Capital Markets)	30

4,006	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	379

26,100	The AES Corp. (Independent Power and Renewable Electricity Producers)	377

290	The J.M. Smucker Co. (Food Products)	27

4,083	The Kroger Co. (Food & Staples Retailing)	112

7,500	The Progressive Corp. (Insurance)	453

3,930	The Southern Co. (Electric Utilities)	173

4,487	The Walt Disney Co. (Entertainment)	492

264	Tiffany & Co. (Specialty Retail)	21

300	Tractor Supply Co. (Specialty Retail)	25

164	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	40

349	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	6

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

351	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	$6

3,386	Union Pacific Corp. (Road & Rail)	468

235	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	27

2,800	Vertex Pharmaceuticals, Inc. (Biotechnology) (a)	464

4,620	Visa, Inc., Class – A (IT Services)	611

198	VMware, Inc., Class – A (Software)	27

1,474	W.W. Grainger, Inc. (Trading Companies & Distributors)	416

181	Waters Corp. (Life Sciences Tools & Services) (a)	34

1,185	Western Union Co. (IT Services)	20

2,059	Xcel Energy, Inc. (Electric Utilities)	101

3,600	Zoetis, Inc. (Pharmaceuticals)	308

		24,002

	Total Common Stocks	41,012

	Right — 0.00%

	Spain — 0.00%

4,341	Repsol SA (Oil, Gas & Consumable Fuels) (a)	2

	Total Right	2

Shares	Security Description	Value (000)

	Investment Company — 0.57%

235,672	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (b)	$236

	Total Investment Company	236

	Total Investments (cost $42,713) — 99.87%	41,250
	Other assets in excess of liabilities — 0.13%	52

	Net Assets — 100.00%	$41,302

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2018.

REIT — Real Estate Investment Trust

As of December 31, 2018, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2018.

Forward Currency Contracts

Long Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)

Japanese Yen	7,391	U.S. Dollar	67	Societe Generale	1/4/19	$1

						$1

				Total Unrealized Appreciation		$1
				Total Unrealized Depreciation		—

				Total Net Unrealized Appreciation/(Depreciation)		$1

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 101.06%

	Australia — 4.12%

31,845	AGL Energy Ltd. (Multi-Utilities)	$462

245,074	Alumina Ltd. (Metals & Mining)	397

81,393	AMP Ltd. (Diversified Financial Services)	140

56,851	APA Group (Gas Utilities)	340

198,797	Aurizon Holdings Ltd. (Road & Rail)	600

107,232	AusNet Services (Electric Utilities)	117

115,072	Australia & New Zealand Banking Group Ltd. (Banks)	1,988

16,494	Bank of Queensland Ltd. (Banks)	113

20,734	Bendigo & Adelaide Bank Ltd. (Banks)	158

246,289	BHP Billiton Ltd. (Metals & Mining)	5,952

367,158	BHP Group PLC (Metals & Mining)	7,757

91,018	Boral Ltd. (Construction Materials)	317

70,060	Coca-Cola Amatil Ltd. (Beverages)	404

68,621	Commonwealth Bank of Australia (Banks)	3,499

40,722	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	340

92,903	GPT Group (Equity Real Estate Investment Trusts)	350

69,745	Harvey Norman Holdings Ltd. (Multiline Retail)^	155

88,630	Insurance Australia Group Ltd. (Insurance)	437

23,913	Lend Lease Group Ltd. (Real Estate Management & Development)	196

8,521	Macquarie Group Ltd. (Capital Markets)	653

86,223	Medibank Private Ltd. (Insurance)	156

194,587	Mirvac Group (Equity Real Estate Investment Trusts)	307

103,113	National Australia Bank Ltd. (Banks)	1,749

30,253	Rio Tinto Ltd. (Metals & Mining)	1,674

277,489	Scentre Group (Equity Real Estate Investment Trusts)	763

129,474	Stockland Trust Group (Equity Real Estate Investment Trusts)	321

50,008	Suncorp Group Ltd. (Insurance)	445

111,846	Sydney Airport (Transportation Infrastructure)	530

203,537	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	615

241,754	Telstra Corp. Ltd. (Diversified Telecommunication Services)	485

229,171	Transurban Group (Transportation Infrastructure)	1,881

178,024	Vicinity Centres (Equity Real Estate Investment Trusts)	326

86,818	Wesfarmers Ltd. (Food & Staples Retailing)	1,972

131,362	Westpac Banking Corp. (Banks)	2,321

		37,920

	Austria — 0.15%

5,384	ANDRITZ AG (Machinery)	247

9,252	Erste Group Bank AG (Banks)	307

11,765	OMV AG (Oil, Gas & Consumable Fuels)	514

9,467	Voestalpine AG (Metals & Mining)	282

		1,350

	Belgium — 0.80%

4,804	Ageas (Insurance)	216

99,956	Anheuser-Busch InBev N.V. (Beverages)	6,584

Shares	Security Description	Value (000)

	Belgium (continued)

5,869	Belgacom SA (Diversified Telecommunication Services)	$159

5,990	KBC Groep N.V. (Banks)	385

		7,344

	Bermuda — 0.03%

91,667	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	293

	Brazil — 0.44%

83,095	B3 SA (Capital Markets)	575

266,461	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	3,467

		4,042

	Canada — 3.01%

36,828	Canadian Imperial Bank of Commerce (Banks)	2,743

13,277	Canadian National Railway Co. (Road & Rail)	984

11,006	Canadian Pacific Railway Ltd. (Road & Rail)	1,953

6,118	Canadian Pacific Railway Ltd. (Road & Rail)	1,087

8,809	Dollarama, Inc. (Multiline Retail)	210

908,857	Encana Corp. (Oil, Gas & Consumable Fuels)	5,247

4,875	Fortis, Inc. (Electric Utilities)	163

204,297	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	6,202

642,718	Manulife Financial Corp. (Insurance)	9,120

		27,709

	Chile — 0.05%

41,760	Antofagasta PLC (Metals & Mining)	418

	China — 2.47%

52,488	Baidu, Inc., ADR (Interactive Media & Services) (a)	8,325

1,360,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,445

1,186,650	China Mobile Ltd. (Wireless Telecommunication Services)	11,484

5,767	Kweichow Moutai Co. Ltd. (Beverages)	498

		22,752

	Denmark — 1.29%

9,110	Carlsberg A/S, Class – B (Beverages)	969

24,000	Danske Bank A/S (Banks)	477

20,969	Genmab A/S (Biotechnology) (a)	3,448

15,708	ISS A/S (Commercial Services & Supplies)	440

119,828	Novo Nordisk A/S, Class – B (Pharmaceuticals)	5,504

8,345	Orsted A/S (Electric Utilities)	559

9,655	Pandora A/S (Textiles, Apparel & Luxury Goods)	394

4,678	Tryg A/S (Insurance)	118

		11,909

	Finland — 0.85%

10,063	Elisa Oyj (Diversified Telecommunication Services)	417

116,953	Fortum Oyj (Electric Utilities)	2,560

16,106	Nokian Renkaat Oyj (Auto Components)	495

196,065	Nordea Bank Abp (Banks)	1,651

14,675	Orion Oyj, Class – B (Pharmaceuticals)	510

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Finland (continued)

24,279	Sampo Oyj, Class – A (Insurance)	$1,076

44,082	UPM-Kymmene Oyj (Paper & Forest Products)	1,116

		7,825

	France — 6.71%

35,643	Air Liquide SA (Chemicals)	4,425

8,088	Amundi SA (Capital Markets)	427

8,599	Atos SE (IT Services)	704

66,742	AXA SA (Insurance)	1,440

258,240	BNP Paribas (Banks)	11,662

20,504	Bouygues SA (Construction & Engineering)	736

5,148	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	214

6,180	CNP Assurances (Insurance)	131

46,168	Compagnie de Saint-Gobain (Building Products)	1,532

15,506	Compagnie Generale des Etablissements Michelin, Class – B (Auto Components)	1,526

39,520	Credit Agricole SA (Banks)	425

18,551	Danone SA (Food Products)	1,307

23,519	Eiffage SA (Construction & Engineering) (b)	1,966

284,497	ENGIE (Multi-Utilities)	4,087

15,194	Eutelsat Communications (Media)	299

1,875	Fonciere des Regions (Equity Real Estate Investment Trusts)	181

2,164	Gecina SA (Equity Real Estate Investment Trusts)	280

1,785	Icade (Equity Real Estate Investment Trusts)	136

3,357	Imerys SA (Construction Materials)	161

5,499	Ingenico Group SA (Electronic Equipment, Instruments & Components)	312

10,240	Klepierre (Equity Real Estate Investment Trusts)	316

34,055	Natixism SA (Capital Markets)	161

90,639	Orange SA (Diversified Telecommunication Services)	1,469

19,375	Publicis Groupe (Media)	1,106

17,686	Renault SA (Automobiles)	1,102

27,348	Rexel SA (Trading Companies & Distributors)	291

11,992	Safran SA (Aerospace & Defense) (b)	1,438

82,696	Sanofi-Aventis (Pharmaceuticals)	7,174

59,706	Schneider Electric SA (Electrical Equipment)	4,049

6,141	SCOR SE (Insurance)	276

2,471	Societe BIC SA (Commercial Services & Supplies)	252

27,853	Societe Generale (Banks)	883

17,642	Suez Environnement Co. (Multi-Utilities)	233

125,166	Total SA (Oil, Gas & Consumable Fuels)	6,601

6,613	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	1,024

21,828	Valeo SA (Auto Components)	637

24,938	Veolia Environnement (Multi-Utilities)	511

28,386	Vinci SA (Construction & Engineering)	2,334

		61,808

	Germany — 10.09%

2,373	Adidas AG (Textiles, Apparel & Luxury Goods)	496

Shares	Security Description	Value (000)

	Germany (continued)

32,558	Allianz SE (Insurance)	$6,542

3,230	Axel Springer AG (Media)	183

231,391	BASF SE (Chemicals)	16,116

58,176	Bayer AG (Pharmaceuticals)	4,046

21,207	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	1,720

30,136	Beiersdorf AG (Personal Products)	3,143

6,888	Continental AG (Auto Components)	959

12,356	Covestro AG (Chemicals)	612

62,334	Daimler AG, Registered Shares (Automobiles)	3,285

81,588	Deutsche Boerse AG (Capital Markets)	9,753

15,372	Deutsche Lufthansa AG, Registered Shares (Airlines)	347

465,990	Deutsche Post AG (Air Freight & Logistics)	12,724

105,570	Deutsche Telekom AG (Diversified Telecommunication Services)	1,794

2,159	Drillisch AG (Wireless Telecommunication Services)	110

69,835	E.ON AG (Multi-Utilities)	689

10,715	Evonik Industries AG (Chemicals)	267

10,884	GEA Group AG (Machinery)	280

1,676	Hannover Rueckversicherung AG (Insurance)	226

9,447	HeidelbergCement AG (Construction Materials)	579

4,386	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	270

11,429	Metro AG (Food & Staples Retailing)	176

3,790	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	826

16,198	ProSiebenSat.1 Media AG (Media)	288

117,182	SAP SE (Software)	11,629

39,083	Siemens AG (Industrial Conglomerates)	4,361

25,195	Symrise AG (Chemicals)	1,867

31,054	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	122

48,880	TUI AG (Hotels, Restaurants & Leisure)	702

6,695	Uniper SE (Independent Power and Renewable Electricity Producers)	173

15,251	Vonovia SE (Real Estate Management & Development)	687

52,930	Wirecard AG (IT Services)	7,978

		92,950

	Hong Kong — 2.32%

635,680	AIA Group Ltd. (Insurance) (b)	5,282

34,700	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	335

160,555	BOC Hong Kong (Holdings) Ltd. (Banks)	596

148,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	1,083

259,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	2,491

40,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	303

98,593	CLP Holdings Ltd. (Electric Utilities)	1,115

334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) (a)	—

54,000	Hang Lung Group Ltd. (Real Estate Management & Development)	138

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong (continued)

119,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	$227

33,406	Hang Seng Bank Ltd. (Banks)	748

75,472	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	376

156,073	HK Electric Investments Ltd. (Electric Utilities)	157

217,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	313

66,800	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	421

40,000	Hysan Development Co. (Real Estate Management & Development)	190

40,500	Kerry Properties Ltd. (Real Estate Management & Development)	138

356,483	New World Development Co. Ltd. (Real Estate Management & Development)	471

100,000	NWS Holdings Ltd. (Industrial Conglomerates)	205

261,000	PCCW Ltd. (Diversified Telecommunication Services)	150

83,224	Power Assets Holdings Ltd. (Electric Utilities)	578

284,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	1,238

189,205	Sino Land Co. Ltd. (Real Estate Management & Development)	324

92,756	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,324

53,600	The Bank of East Asia Ltd. (Banks)	170

124,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,261

83,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	216

1,094,000	WH Group Ltd. (Food Products)	840

48,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	275

196,000	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	427

		21,392

	Indonesia — 0.15%

5,582,300	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,423

	Ireland (Republic of) — 1.17%

15,915	AIB Group PLC (Banks)	67

39,106	CRH PLC (Construction Materials)	1,036

82,304	Experian PLC (Professional Services)	1,995

77,716	Medtronic PLC (Health Care Equipment & Supplies)	7,069

3,830	Paddy Power PLC (Hotels, Restaurants & Leisure)	314

10,838	Smurfit Kappa Group PLC (Containers & Packaging)	288

		10,769

	Israel — 0.23%

2,005	Azrieli Group (Real Estate Management & Development)	96

91,130	Bank Hapoalim Ltd. (Banks)	576

Shares	Security Description	Value (000)

	Israel (continued)

50,991	Bank Leumi Le (Banks)	$309

283,655	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	277

133,290	Israel Chemicals Ltd. (Chemicals)	759

4,968	Mizrahi Tefahot Bank Ltd. (Banks)	84

		2,101

	Italy — 2.94%

241,910	Assicurazioni Generali SpA (Insurance)	4,043

40,769	Atlantia SpA (Transportation Infrastructure)	844

329,484	Enel SpA (Electric Utilities)	1,910

205,206	Eni SpA (Oil, Gas & Consumable Fuels)	3,241

1,592,888	Intesa Sanpaolo SpA (Banks)	3,546

19,350	Mediobanca SpA (Banks)	164

17,393	Poste Italiane SpA (Insurance)	139

179,666	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	787

253,983	Telecom Italia SpA (Diversified Telecommunication Services)	122

56,744	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	322

1,056,308	Unicredit SpA (Banks)	11,962

		27,080

	Japan — 18.00%

3,561	AEON Credit Service Co. Ltd. (Consumer Finance)	63

14,800	Aisin Seiki Co. Ltd. (Auto Components)	509

30,200	Amada Holdings Co. Ltd. (Machinery)	271

4,316	Aozora Bank Ltd. (Banks)	129

16,345	Asahi Glass Co. Ltd. (Building Products)	508

110,300	Asahi Kasei Corp. (Chemicals)	1,132

6,680	Benesse Holdings, Inc. (Diversified Consumer Services)	170

53,811	Bridgestone Corp. (Auto Components)	2,064

21,100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	312

57,900	CALBEE, Inc. (Food Products)	1,808

89,910	Canon, Inc. (Technology Hardware, Storage & Peripherals)^	2,474

19,500	Casio Computer Co. Ltd. (Household Durables)	231

1,000	Century Tokyo Leasing Corp. (Diversified Financial Services)	44

27,700	Chubu Electric Power Company, Inc. (Electric Utilities)	394

37,800	Concordia Financial Group Ltd. (Banks)	144

3,900	Credit Saison Co. Ltd. (Consumer Finance)	46

21,688	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	453

23,500	Daicel Corp. (Chemicals)	241

3,379	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	463

25,050	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	799

79	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	177

38,100	Daiwa Securities Group, Inc. (Capital Markets)	193

9,400	DeNA Co. Ltd. (Entertainment)	157

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

38,100	Denso Corp. (Auto Components)	$1,687

85,300	East Japan Railway Co. (Road & Rail)	7,533

7,300	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	173

57,000	Fanuc Ltd. (Machinery)	8,652

55,798	Fuji Heavy Industries Ltd. (Automobiles)	1,192

34,300	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,330

17,300	Fujitsu Ltd. (IT Services)	1,079

5,977	Fukuoka Financial Group, Inc. (Banks)	121

23,400	Hino Motors Ltd. (Machinery)	220

2,900	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	284

10,100	Hitachi Chemical Co. Ltd. (Chemicals)	152

9,800	Hitachi Construction Machinery Co. Ltd. (Machinery)	229

6,200	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	194

85,800	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	2,275

20,000	Hitachi Metals Ltd. (Metals & Mining)	208

143,341	Honda Motor Co. Ltd. (Automobiles)	3,777

13,800	Hulic Co. Ltd. (Real Estate Management & Development)	123

14,200	Iida Group Holdings Co. Ltd. (Household Durables)	246

48,500	Isuzu Motors Ltd. (Automobiles)	680

124,417	ITOCHU Corp. (Trading Companies & Distributors)	2,113

196,100	Japan Airlines Co. Ltd. (Airlines)	6,951

98,800	Japan Exchange Group, Inc. (Capital Markets)	1,595

15,900	Japan Post Bank Co. Ltd. (Banks)	175

52,900	Japan Post Holdings Co. Ltd. (Insurance)	611

39	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	148

61	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	343

123	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	245

98,500	Japan Tobacco, Inc. (Tobacco)^	2,341

44,600	JFE Holdings, Inc. (Metals & Mining)	711

23,679	JS Group Corp. (Building Products)	294

17,354	JSR Corp. (Chemicals)	261

19,000	JTEKT Corp. (Machinery)	210

279,957	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,454

38,900	Kajima Corp. (Construction & Engineering)	523

13,100	Kawasaki Heavy Industries Ltd. (Machinery)	280

466,500	KDDI Corp. (Wireless Telecommunication Services)	11,149

80,245	Komatsu Ltd. (Machinery)	1,726

42,200	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	380

28,484	Kuraray Co. Ltd. (Chemicals)	401

28,400	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,420

13,700	Kyushu Railway Co. (Road & Rail)	464

Shares	Security Description	Value (000)

	Japan (continued)

5,294	Lawson, Inc. (Food & Staples Retailing)	$335

139,116	Marubeni Corp. (Trading Companies & Distributors)	976

5,087	Maruichi Steel Tube Ltd. (Metals & Mining)	160

51,000	Mazda Motor Corp. (Automobiles)	524

36,600	Mebuki Financial Group, Inc. (Banks)	97

114,900	Mitsubishi Chemical Holdings Corp. (Chemicals)	868

119,645	Mitsubishi Corp. (Trading Companies & Distributors)	3,281

159,700	Mitsubishi Electric Corp. (Electrical Equipment)	1,761

14,400	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	216

27,600	Mitsubishi Heavy Industries Ltd. (Machinery)	990

9,300	Mitsubishi Materials Corp. (Metals & Mining)	245

21,426	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	309

394,505	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,936

12,000	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	58

144,988	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,228

16,800	Mitsui Chemicals, Inc. (Chemicals)	379

804,377	Mizuho Financial Group, Inc. (Banks)	1,245

15,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	446

10,100	Nabtesco Corp. (Machinery)	219

18,000	Namco Bandai Holdings, Inc. (Leisure Products)	808

22,800	NEC Corp. (Technology Hardware, Storage & Peripherals)	678

36,100	Nexon Co. Ltd. (Entertainment) (a)	466

23,100	NGK Insulators Ltd. (Machinery)	313

8,500	NH Foods Ltd. (Food Products)	320

28,900	Nikon Corp. (Household Durables)	431

62	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	391

8,384	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	205

82	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	173

31,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	1,965

67,600	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,161

31,200	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,273

201,954	Nissan Motor Co. Ltd. (Automobiles)	1,616

14,700	Nitto Denko Corp. (Chemicals)	737

80,600	Nomura Holdings, Inc. (Capital Markets)	305

6,011	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	110

181	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	238

10,600	Nomura Research Institute Ltd. (IT Services)	393

33,200	NSK Ltd. (Machinery)	285

59,925	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	1,347

57,700	Obayashi Corp. (Construction & Engineering)	523

17,100	OMRON Corp. (Electronic Equipment, Instruments & Components)	620

29,000	ORIX Corp. (Diversified Financial Services)	423

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

17,742	Osaka Gas Co. Ltd. (Gas Utilities)	$324

195,900	Panasonic Corp. (Household Durables)	1,760

10,100	Park24 Co. Ltd. (Commercial Services & Supplies)	222

8,200	Pola Orbis Holdings, Inc. (Personal Products)	221

68,938	Resona Holdings, Inc. (Banks)	331

60,383	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	590

5,015	Sankyo Co. Ltd. (Leisure Products)	191

5,200	SBI Holdings, Inc. (Capital Markets)	101

17,000	Sega Sammy Holdings, Inc. (Leisure Products)	237

27,396	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	383

33,100	Sekisui Chemical Co. Ltd. (Household Durables)	492

55,352	Sekisui House Ltd. (Household Durables)	813

25,200	Seven Bank Ltd. (Banks)	72

1,900	Shimamura Co. Ltd. (Specialty Retail)	146

16,600	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	230

171,700	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	5,834

6,808	Sony Financial Holdings, Inc. (Insurance)	127

130,900	Sumitomo Chemical Co. Ltd. (Chemicals)	634

98,686	Sumitomo Corp. (Trading Companies & Distributors)	1,400

68,200	Sumitomo Electric Industries Ltd. (Auto Components)	903

10,100	Sumitomo Heavy Industries Ltd. (Machinery)	300

20,200	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	541

193,448	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,379

11,183	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	407

15,791	Sumitomo Rubber Industries Ltd. (Auto Components)	186

19,800	T&D Holdings, Inc. (Insurance)	229

18,700	Taisei Corp. (Construction & Engineering)	800

70,300	Taiyo Nippon Sanso Corp. (Chemicals)	1,143

454,311	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)^	15,402

11,800	TDK Corp. (Electronic Equipment, Instruments & Components)	826

17,600	Teijin Ltd. (Chemicals)	281

13,242	The Chugoku Electric Power Company, Inc. (Electric Utilities)	172

36,500	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	567

31,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	476

17,200	The Shizuoka Bank Ltd. (Banks)	134

10,900	The Yokohama Rubber Co. Ltd. (Auto Components)	204

11,100	THK Co. Ltd. (Machinery)	207

19,800	Tohoku Electric Power Co., Inc. (Electric Utilities)	261

22,400	Tokio Marine Holdings, Inc. (Insurance)	1,064

14,000	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,576

Shares	Security Description	Value (000)

	Japan (continued)

26,500	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	$131

21,500	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	316

6,200	Toyoda Gosei Co. Ltd. (Auto Components)	122

13,000	Toyota Industries Corp. (Auto Components)	599

110,800	Toyota Motor Corp. (Automobiles)	6,416

18,770	Toyota Tsusho Corp. (Trading Companies & Distributors)	552

10,627	Trend Micro, Inc. (Software)	574

132	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	204

19,100	USS Co. Ltd. (Specialty Retail)	320

14,600	West Japan Railway Co. (Road & Rail)	1,032

252,100	Yahoo Japan Corp. (Interactive Media & Services)	627

55,400	Yamada Denki Co. Ltd. (Specialty Retail)^	266

24,200	Yamaha Motor Co. Ltd. (Automobiles)	473

19,400	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	335

		165,919

	Jersey — 0.16%

133,159	WPP PLC (Media)	1,449

	Luxembourg — 0.12%

4,815	Millicom International Cellular SA (Wireless Telecommunication Services)	305

2,557	RTL Group (Media)	137

32,545	SES – FDR, Class – A (Media)	623

		1,065

	Netherlands — 4.21%

10,074	ABN AMRO Group N.V. (Banks)	237

41,127	AEGON N.V. (Insurance)	193

59,354	Airbus Group N.V. (Aerospace & Defense)	5,658

153,474	Akzo Nobel N.V. (Chemicals)	12,358

4,112	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	644

903,437	ING Groep N.V. (Banks)	9,717

109,354	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	319

77,634	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,961

25,863	Koninklijke DSM N.V. (Chemicals)	2,098

7,022	NN Group N.V. (Insurance)	279

7,232	Randstad Holding N.V. (Professional Services)	332

92,629	Unilever N.V. (Personal Products)	5,017

		38,813

	New Zealand — 0.03%

14,312	Auckland International Airport Ltd. (Transportation Infrastructure)	69

25,217	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	58

56,359	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	157

		284

	Norway — 0.38%

55,909	DNB ASA (Banks)	898

12,336	Gjensidige Forsikring ASA (Insurance)	193

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Norway (continued)

61,274	Marine Harvest ASA (Food Products)	$1,292

55,776	Telenor ASA (Diversified Telecommunication Services)	1,084

		3,467

	Portugal — 0.11%

178,037	EDP – Energias de Portugal SA (Electric Utilities)	623

33,539	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	397

		1,020

	Russia — 0.23%

114,613	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	2,151

	Singapore — 1.02%

330,472	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	624

341,544	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	439

337,515	CapitaMall Trust (Equity Real Estate Investment Trusts)	560

513,600	ComfortDelGro Corp. Ltd. (Road & Rail)	811

129,400	DBS Group Holdings Ltd. (Banks)	2,252

87,500	Singapore Airlines Ltd. (Airlines)	605

52,900	Singapore Exchange Ltd. (Capital Markets)	277

286,200	Singapore Press Holdings Ltd. (Media)	493

283,227	Singapore Tech Engineering (Aerospace & Defense)	726

1,010,979	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	2,176

306,180	Suntec REIT (Equity Real Estate Investment Trusts)	399

		9,362

	South Korea — 1.87%

180,809	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	6,295

9,154	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,469

39,171	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	9,452

		17,216

	Spain — 1.58%

226,223	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,201

160,176	Banco de Sabadell SA (Banks)	183

469,520	Banco Santander SA (Banks)	2,132

1,020,302	CaixaBank SA (Banks)	3,695

39,550	Corporacion Mapfre (Insurance)	105

20,236	Enagas (Oil, Gas & Consumable Fuels)	547

14,509	Endesa (Electric Utilities)	335

16,060	Gas Natural SDG SA (Gas Utilities)	410

270,181	Iberdrola SA (Electric Utilities)	2,169

19,394	Red Electrica Corp. (Electric Utilities)	432

103,104	Repsol YPF SA (Oil, Gas & Consumable Fuels)	1,657

201,756	Telefonica SA (Diversified Telecommunication Services)	1,698

		14,564

Shares	Security Description	Value (000)

	Sweden — 1.23%

36,667	Boliden AB (Metals & Mining)	$795

40,276	Electrolux AB, B Shares (Household Durables)	849

142,754	Hennes & Mauritz AB, B Shares (Specialty Retail)	2,031

105,836	Skandinaviska Enskilda Banken AB, Class – A (Banks)	1,029

48,917	Skanska AB, B Shares (Construction & Engineering)	780

51,343	SKF AB, B Shares (Machinery)	781

98,600	Svenska Handelsbanken AB, A Shares (Banks)	1,098

58,135	Swedbank AB, A Shares (Banks)	1,301

25,365	Swedish Match AB (Tobacco)	999

34,889	Tele2 AB, B Shares (Wireless Telecommunication Services)	445

251,301	TeliaSonera AB (Diversified Telecommunication Services)	1,196

		11,304

	Switzerland — 9.86%

836,938	ABB Ltd., Registered Shares (Electrical Equipment)	15,989

19,923	Adecco SA, Registered Shares (Professional Services)	937

2,281	Baloise Holding AG, Registered Shares (Insurance)	315

110,819	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	7,149

4,111	Dufry AG (Specialty Retail)	392

1,028	EMS-Chemie Holding AG, Registered Shares (Chemicals)	490

46,882	Ferguson PLC (Trading Companies & Distributors)	2,995

1,864	Givaudan SA (Chemicals)	4,323

16,754	Idorsia Ltd. (Biotechnology) (a)(b)	279

7,312	Julius Baer Group Ltd. (Capital Markets)	261

6,817	Kuehne & Nagel International Ltd. (Marine)	878

60,566	LafargeHolcim Ltd., Registered Shares (Construction Materials)	2,500

9,354	Lonza Group AG (Life Sciences Tools & Services)	2,433

77,117	Nestle SA (Food Products)	6,262

213,668	Novartis AG, Registered Shares (Pharmaceuticals)	18,306

1,249	Pargesa Holding SA (Diversified Financial Services)	90

71,465	Roche Holding AG (Pharmaceuticals)	17,749

657	SGS SA, Registered Shares (Professional Services)	1,479

7,675	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies) (b)	1,263

1,563	Swiss Life Holding AG (Insurance)	604

4,692	Swiss Prime Site AG (Real Estate Management & Development)	380

14,654	Swiss Re AG (Insurance)	1,349

1,604	Swisscom AG (Diversified Telecommunication Services)	767

120,527	UBS Group AG (Capital Markets)	1,504

7,016	Zurich Financial Services AG (Insurance)	2,092

		90,786

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom — 25.28%

7,967	Admiral Group PLC (Insurance)	$208

32,616	Aon PLC (Insurance)	4,741

126,861	AstraZeneca PLC (Pharmaceuticals)	9,468

2,332	Aveva Group PLC (Software)	72

1,632,212	Aviva PLC (Insurance)	7,811

28,759	Babcock International Group PLC (Commercial Services & Supplies)	179

334,720	BAE Systems PLC (Aerospace & Defense)	1,957

1,252,516	Balfour Beatty PLC (Construction & Engineering)	3,978

5,455,202	Barclays PLC (Banks)	10,436

110,755	Barratt Developments PLC (Household Durables)	653

2,612,906	BP PLC (Oil, Gas & Consumable Fuels)	16,516

567,547	British American Tobacco PLC (Tobacco)	18,056

56,327	British Land Co. PLC (Equity Real Estate Investment Trusts)	383

441,524	BT Group PLC (Diversified Telecommunication Services)	1,342

103,839	Carnival PLC (Hotels, Restaurants & Leisure)	4,986

286,785	Centrica PLC (Multi-Utilities)	495

4,337,693	Cobham PLC (Aerospace & Defense) (a)	5,407

854,388	ConvaTec Group PLC (Health Care Equipment & Supplies) (b)	1,513

54,692	Direct Line Insurance Group PLC (Insurance)	222

164,341	G4S PLC (Commercial Services & Supplies)	415

635,301	GlaxoSmithKline PLC (Pharmaceuticals)	12,106

47,347	Hammerson PLC (Equity Real Estate Investment Trusts)	199

1,027,501	HSBC Holdings PLC (Banks)	8,475

101,181	Imperial Tobacco Group PLC (Tobacco)	3,071

18,067	Investec PLC (Capital Markets)	102

394,557	ITV PLC (Media)	628

74,439	Johnson Matthey PLC (Chemicals)	2,657

41,997	Land Securities Group PLC (Equity Real Estate Investment Trusts)	431

235,539	Legal & General Group PLC (Insurance)	694

157,799	Linde PLC (Chemicals)	25,047

9,747,316	Lloyds Banking Group PLC (Banks)	6,424

44,651	London Stock Exchange Group (Capital Markets)	2,316

179,061	Marks & Spencer Group PLC (Multiline Retail)	562

273,026	Micro Focus International PLC (Software)	4,782

187,884	National Grid PLC (Multi-Utilities)	1,837

15,647	Next PLC (Multiline Retail)	796

34,682	Persimmon PLC (Household Durables)	854

716,835	Prudential PLC (Insurance)	12,799

8,265	Relx PLC (Professional Services)	170

448,895	Rentokil Initial PLC (Commercial Services & Supplies)	1,931

135,120	Rio Tinto PLC (Metals & Mining)	6,470

738,201	Rolls-Royce Holdings PLC (Aerospace & Defense)	7,777

178,120	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	5,242

Shares	Security Description	Value (000)

	United Kingdom (continued)

505,827	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	$15,121

96,134	Royal Mail PLC (Air Freight & Logistics)	334

13,247	Severn Trent PLC (Water Utilities)	307

690,220	SSE PLC (Electric Utilities)	9,530

69,472	Standard Life Aberdeen PLC (Diversified Financial Services)	227

371,930	Taylor Wimpey PLC (Household Durables)	647

37,276	United Utilities Group PLC (Water Utilities)	350

4,860,211	Vodafone Group PLC (Wireless Telecommunication Services)	9,448

18,393	Willis Towers Watson PLC (Insurance)	2,793

		232,965

	United States — 0.16%

667	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	1,001

4,450	WABCO Holdings, Inc. (Machinery) (a)	478

		1,479

	Total Common Stocks	930,929

	Preferred Stocks — 2.40%

	Brazil — 0.39%

613,795	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	3,592

	Germany — 2.01%

3,614	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	258

22,882	Henkel AG & Co. KGaA – Preferred (Household Products)	2,499

9,665	Porsche Automobil Holding SE – Preferred (Automobiles)	568

95,561	Volkswagen AG – Preferred (Automobiles)	15,236

		18,561

	Total Preferred Stocks	22,153

	Rights — 0.01%

	Spain — 0.01%

111,601	Repsol SA (Oil, Gas & Consumable Fuels) (a)	51

	United Kingdom — 0.00%

30,367,544	Rolls-Royce Holdings PLC (Aerospace & Defense) (a)	39

	Total Rights	90

	Investment Companies — 0.61%

462,070	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 2.20% (c)	462

2,955,116	Federated Treasury Obligations Fund, Institutional Shares, 2.25%^^ (c)	2,956

2,168,804	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (c)	2,168

	Total Investment Companies	5,586

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Value (000)

	Repurchase Agreement — 0.48%

$4,459	Jefferies LLC, 3.10%, 1/2/19 (Purchased on 12/31/18, proceeds at maturity $4,460,115 collateralized by U.S. Treasury Obligations, 2.56% – 3.04%, 8/15/19 – 2/15/47 fair value $4,548,534)^^	$4,459

	Total Repurchase Agreement	4,459

	Total Investments (cost $956,525) — 104.56%	963,217
	Liabilities in excess of other assets — (4.56%)	(42,046)

	Net Assets — 100.00%	$921,171

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2018. The total value of securities on loan as of December 31, 2018, was $19,506 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2018.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on December 31, 2018.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	Parametric Portfolio Associates, LLC		HC Capital Solutions	Total
Common Stocks	16.30%	45.54%	39.22%	—		—	101.06%

Preferred Stocks	0.66%	0.09%	1.65%	—		—	2.40%

Rights	—	0.01%	0.00%	—		—	0.01%

Investment Companies	—	0.12%	0.25%	—		0.24%	0.61%

Repurchase Agreement	—	0.11%	0.37%	—		—	0.48%

Other Assets (Liabilities)	0.55%	1.15%	0.02%	-6.28%		0.00%	-4.56%

Total Net Assets	17.51%	47.02%	41.51%	-6.28	%^	0.24%	100.00%

^	Temporarily represents a negative balance due to the timing of cash settlements.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	347	3/15/19	$29,773	$(4)

			$29,773	$(4)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(4)

	Total Net Unrealized Appreciation/(Depreciation)			$(4)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Short Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	6	Japanese Yen	667	BNY Capital Markets	1/4/19	$—
U.S. Dollar	6	Japanese Yen	687	Deutsche Bank	1/7/19	—
U.S. Dollar	3,694	Japanese Yen	407,670	Deutsche Bank	1/8/19	(29)

						$(29)

Long Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen	13,864	U.S. Dollar	126	Mellon Bank	1/8/19	$1

						$1

				Total Unrealized Appreciation		$1
				Total Unrealized Depreciation		(29)

				Total Net Unrealized Appreciation/(Depreciation)		$(28)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 91.13%

	Australia — 5.28%

79,545	AGL Energy Ltd. (Multi-Utilities)	$1,155

744,331	Alumina Ltd. (Metals & Mining)	1,205

194,792	AMP Ltd. (Diversified Financial Services)	336

138,063	APA Group (Gas Utilities)	827

112,377	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	1,729

498,116	Aurizon Holdings Ltd. (Road & Rail)	1,502

260,260	AusNet Services (Electric Utilities)	285

284,732	Australia & New Zealand Banking Group Ltd. (Banks)	4,919

41,125	Bank of Queensland Ltd. (Banks)	281

49,394	Bendigo & Adelaide Bank Ltd. (Banks)	375

609,411	BHP Billiton Ltd. (Metals & Mining)	14,728

710,871	BHP Group PLC (Metals & Mining)	15,020

90,041	BlueScope Steel Ltd. (Metals & Mining)	694

221,128	Boral Ltd. (Construction Materials)	769

59,910	CIMIC Group Ltd. (Construction & Engineering)	1,832

231,269	Coca-Cola Amatil Ltd. (Beverages)	1,334

6,526	Cochlear Ltd. (Health Care Equipment & Supplies)	799

59,964	Coles Group Ltd. (Food & Staples Retailing) (a)	496

169,614	Commonwealth Bank of Australia (Banks)	8,650

99,400	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	831

41,108	CSL Ltd. (Biotechnology)	5,368

229,300	GPT Group (Equity Real Estate Investment Trusts)	863

164,573	Harvey Norman Holdings Ltd. (Multiline Retail)^	366

168,676	Inghams Group Ltd. (Food Products)^	491

218,767	Insurance Australia Group Ltd. (Insurance)	1,079

55,139	Lend Lease Group Ltd. (Real Estate Management & Development)	452

129,974	Link Administration Holdings Ltd. (IT Services)	620

21,247	Macquarie Group Ltd. (Capital Markets)	1,627

201,368	Medibank Private Ltd. (Insurance)	364

478,818	Mirvac Group (Equity Real Estate Investment Trusts)	756

255,771	National Australia Bank Ltd. (Banks)	4,339

348,140	Qantas Airways Ltd. (Airlines)	1,420

84,536	Regis Resources Ltd. (Metals & Mining)	288

74,859	Rio Tinto Ltd. (Metals & Mining)	4,143

50,226	Sandfire Resources NL (Metals & Mining)	236

616,929	Saracen Mineral Holdings Ltd. (Metals & Mining) (a)	1,275

667,895	Scentre Group (Equity Real Estate Investment Trusts)	1,836

33,638	Smartgroup Corp. Ltd. (Commercial Services & Supplies)	211

318,303	Stockland Trust Group (Equity Real Estate Investment Trusts)	789

123,361	Suncorp Group Ltd. (Insurance)	1,098

279,428	Sydney Airport (Transportation Infrastructure)	1,325

486,194	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,470

Shares	Security Description	Value (000)

	Australia (continued)

601,647	Telstra Corp. Ltd. (Diversified Telecommunication Services)	$1,207

563,826	Transurban Group (Transportation Infrastructure)	4,626

437,868	Vicinity Centres (Equity Real Estate Investment Trusts)	802

233,746	Wesfarmers Ltd. (Food & Staples Retailing)	5,309

325,271	Westpac Banking Corp. (Banks)	5,746

		105,873

	Austria — 0.19%

12,483	ANDRITZ AG (Machinery)	573

22,462	Erste Group Bank AG (Banks)	744

27,807	OMV AG (Oil, Gas & Consumable Fuels)	1,215

10,768	Raiffeisen Bank International AG (Banks)	275

32,391	Voestalpine AG (Metals & Mining)	966

		3,773

	Belgium — 0.73%

11,909	Ageas (Insurance)	536

184,859	Anheuser-Busch InBev N.V. (Beverages)	12,176

15,442	Belgacom SA (Diversified Telecommunication Services)	418

14,918	KBC Groep N.V. (Banks)	960

7,578	UCB SA (Pharmaceuticals)	619

		14,709

	Bermuda — 0.03%

218,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	700

	Brazil — 0.25%

104,382	B3 SA (Capital Markets)	722

334,076	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	4,346

		5,068

	Canada — 1.45%

20,713	Canadian Imperial Bank of Commerce (Banks)	1,543

16,680	Canadian National Railway Co. (Road & Rail)	1,236

12,104	Canadian Pacific Railway Ltd. (Road & Rail)	2,149

7,687	Canadian Pacific Railway Ltd. (Road & Rail)	1,365

11,172	Dollarama, Inc. (Multiline Retail)	266

999,849	Encana Corp. (Oil, Gas & Consumable Fuels)	5,772

6,174	Fortis, Inc. (Electric Utilities)	206

214,776	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	6,520

702,100	Manulife Financial Corp. (Insurance)	9,963

		29,020

	Chile — 0.05%

103,329	Antofagasta PLC (Metals & Mining)	1,033

	China — 1.25%

54,394	Baidu, Inc., ADR (Interactive Media & Services) (a)	8,627

1,004,827	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,807

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

1,283,482	China Mobile Ltd. (Wireless Telecommunication Services)	$12,420

22,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,532

7,504	Kweichow Moutai Co. Ltd. (Beverages)	648

		25,034

	Denmark — 1.33%

21,533	Carlsberg A/S, Class – B (Beverages)	2,291

55,742	Danske Bank A/S (Banks)	1,107

26,145	Genmab A/S (Biotechnology) (a)	4,300

6,364	H. Lundbeck A/S (Pharmaceuticals)	280

33,770	ISS A/S (Commercial Services & Supplies)	946

332,439	Novo Nordisk A/S, Class – B (Pharmaceuticals)	15,270

18,675	Orsted A/S (Electric Utilities)	1,250

22,993	Pandora A/S (Textiles, Apparel & Luxury Goods)	939

10,029	Tryg A/S (Insurance)	253

		26,636

	Finland — 0.88%

23,739	Elisa Oyj (Diversified Telecommunication Services)	983

201,514	Fortum Oyj (Electric Utilities)	4,411

9,223	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	714

38,703	Nokian Renkaat Oyj (Auto Components)	1,189

458,217	Nordea Bank Abp (Banks)	3,859

34,684	Orion Oyj, Class – B (Pharmaceuticals)	1,206

57,929	Sampo Oyj, Class – A (Insurance)	2,567

103,615	UPM-Kymmene Oyj (Paper & Forest Products)	2,623

		17,552

	France — 7.33%

27,019	Air France-KLM (Airlines) (a)	293

44,699	Air Liquide SA (Chemicals)	5,550

12,308	Amundi SA (Capital Markets)	650

21,280	Atos SE (IT Services)	1,743

265,298	AXA SA (Insurance)	5,725

364,573	BNP Paribas (Banks)	16,462

51,081	Bouygues SA (Construction & Engineering)	1,834

12,689	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	528

14,931	CNP Assurances (Insurance)	317

114,240	Compagnie de Saint-Gobain (Building Products)	3,792

38,369	Compagnie Generale des Etablissements Michelin, Class – B (Auto Components)	3,776

132,889	Credit Agricole SA (Banks)	1,430

23,305	Danone SA (Food Products)	1,642

37,091	Eiffage SA (Construction & Engineering) (b)	3,100

204,752	Electricite de France SA (Electric Utilities)^	3,240

428,172	ENGIE (Multi-Utilities)	6,152

37,598	Eutelsat Communications (Media)	741

25,922	Faurecia (Auto Components)	978

4,280	Fonciere des Regions (Equity Real Estate Investment Trusts)	413

Shares	Security Description	Value (000)

	France (continued)

5,262	Gecina SA (Equity Real Estate Investment Trusts)	$681

2,987	Hermes International (Textiles, Apparel & Luxury Goods)	1,659

4,568	Icade (Equity Real Estate Investment Trusts)	348

8,002	Imerys SA (Construction Materials)	385

13,712	Ingenico Group SA (Electronic Equipment, Instruments & Components)	778

14,441	Ipsen SA (Pharmaceuticals)	1,868

1,756	Kering (Textiles, Apparel & Luxury Goods)	823

24,830	Klepierre (Equity Real Estate Investment Trusts)	767

10,137	L’Oreal SA (Personal Products)	2,319

88,986	Natixism SA (Capital Markets)	420

224,276	Orange SA (Diversified Telecommunication Services)	3,634

139,551	Peugeot SA (Automobiles)	2,976

47,841	Publicis Groupe (Media)	2,729

43,764	Renault SA (Automobiles)	2,726

67,008	Rexel SA (Trading Companies & Distributors)	714

19,488	Safran SA (Aerospace & Defense) (b)	2,337

204,622	Sanofi-Aventis (Pharmaceuticals)	17,749

140,432	Schneider Electric SA (Electrical Equipment)	9,524

15,123	SCOR SE (Insurance)	680

6,113	Societe BIC SA (Commercial Services & Supplies)	624

73,660	Societe Generale (Banks)	2,335

45,157	Suez Environnement Co. (Multi-Utilities)	596

431,621	Total SA (Oil, Gas & Consumable Fuels)	22,763

21,475	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	3,323

54,179	Valeo SA (Auto Components)	1,580

61,703	Veolia Environnement (Multi-Utilities)	1,263

36,046	Vinci SA (Construction & Engineering)	2,964

		146,931

	Germany — 8.37%

2,982	Adidas AG (Textiles, Apparel & Luxury Goods)	623

80,782	Allianz SE (Insurance)	16,232

7,247	Axel Springer AG (Media)	411

328,171	BASF SE (Chemicals)	22,854

137,495	Bayer AG (Pharmaceuticals)	9,561

50,123	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	4,065

37,565	Beiersdorf AG (Personal Products)	3,918

28,777	Continental AG (Auto Components)	4,006

65,041	Covestro AG (Chemicals)	3,221

145,849	Daimler AG, Registered Shares (Automobiles)	7,687

102,490	Deutsche Boerse AG (Capital Markets)	12,252

95,338	Deutsche Lufthansa AG, Registered Shares (Airlines)	2,153

616,255	Deutsche Post AG (Air Freight & Logistics)	16,827

249,506	Deutsche Telekom AG (Diversified Telecommunication Services)	4,241

4,866	Drillisch AG (Wireless Telecommunication Services)	248

164,671	E.ON AG (Multi-Utilities)	1,625

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Germany (continued)

25,419	Evonik Industries AG (Chemicals)	$634

24,899	GEA Group AG (Machinery)	641

3,783	Hannover Rueckversicherung AG (Insurance)	510

22,254	HeidelbergCement AG (Construction Materials)	1,364

27,106	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	1,671

25,191	Metro AG (Food & Staples Retailing)	388

13,622	MTU Aero Engines AG (Aerospace & Defense)	2,473

8,857	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,931

38,288	ProSiebenSat.1 Media AG (Media)	681

199,693	SAP SE (Software)	19,817

45,078	Schaeffler AG (Auto Components)	384

92,370	Siemens AG (Industrial Conglomerates)	10,307

9,223	Siltronic AG (Semiconductors & Semiconductor Equipment)	767

31,651	Symrise AG (Chemicals)	2,345

66,176	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	260

123,016	TUI AG (Hotels, Restaurants & Leisure)	1,768

14,797	Uniper SE (Independent Power and Renewable Electricity Producers)	382

36,303	Vonovia SE (Real Estate Management & Development)	1,636

66,497	Wirecard AG (IT Services)	10,023

		167,906

	Hong Kong — 2.67%

798,518	AIA Group Ltd. (Insurance) (b)	6,634

89,100	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	860

403,005	BOC Hong Kong (Holdings) Ltd. (Banks)	1,496

582,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	4,258

685,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	6,580

97,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	734

239,919	CLP Holdings Ltd. (Electric Utilities)	2,712

588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) (a)	—

130,000	Hang Lung Group Ltd. (Real Estate Management & Development)	331

303,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	576

110,609	Hang Seng Bank Ltd. (Banks)	2,478

189,414	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	943

379,377	HK Electric Investments Ltd. (Electric Utilities)	382

540,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	778

167,300	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,055

Shares	Security Description	Value (000)

	Hong Kong (continued)

89,000	Hysan Development Co. (Real Estate Management & Development)	$423

265,500	Kerry Properties Ltd. (Real Estate Management & Development)	906

357,000	Lifestyle International Holdings Ltd. (Multiline Retail)	541

893,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,180

255,000	NWS Holdings Ltd. (Industrial Conglomerates)	524

639,000	PCCW Ltd. (Diversified Telecommunication Services)	368

205,538	Power Assets Holdings Ltd. (Electric Utilities)	1,428

870,800	Sands China Ltd. (Hotels, Restaurants & Leisure)	3,798

469,839	Sino Land Co. Ltd. (Real Estate Management & Development)	805

229,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	3,269

57,500	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	607

52,500	Techtronic Industries Co. (Household Durables)	279

129,200	The Bank of East Asia Ltd. (Banks)	410

419,826	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4,256

204,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	532

2,708,500	WH Group Ltd. (Food Products)	2,080

120,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	687

492,400	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	1,072

490,000	Xinyi Glass Holdings Ltd. (Auto Components)	541

		53,523

	Indonesia — 0.09%

7,051,600	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,797

	Ireland (Republic of) — 0.81%

35,178	AIB Group PLC (Banks)	148

97,475	CRH PLC (Construction Materials)	2,581

104,240	Experian PLC (Professional Services)	2,527

5,177	ICON PLC (Life Sciences Tools & Services) (a)	669

97,578	Medtronic PLC (Health Care Equipment & Supplies)	8,876

9,723	Paddy Power PLC (Hotels, Restaurants & Leisure)	798

25,636	Smurfit Kappa Group PLC (Containers & Packaging)	682

		16,281

	Israel — 0.29%

13,700	Attunity Ltd. (Software) (a)	270

5,148	Azrieli Group (Real Estate Management & Development)	247

225,775	Bank Hapoalim Ltd. (Banks)	1,428

131,059	Bank Leumi Le (Banks)	793

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Israel (continued)

669,697	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	$654

321,067	Israel Chemicals Ltd. (Chemicals)	1,828

117,687	Israel Discount Bank, Class – A (Banks)	364

12,784	Mizrahi Tefahot Bank Ltd. (Banks)	216

		5,800

	Italy — 2.59%

344,937	Assicurazioni Generali SpA (Insurance)	5,764

94,868	Atlantia SpA (Transportation Infrastructure)	1,963

1,618,606	Enel SpA (Electric Utilities)	9,383

484,983	Eni SpA (Oil, Gas & Consumable Fuels)	7,660

51,403	Fiat DaimlerChrysler Automobiles NV (Automobiles) (a)	741

3,663,066	Intesa Sanpaolo SpA (Banks)	8,155

45,277	Mediobanca SpA (Banks)	383

93,164	Poste Italiane SpA (Insurance)	747

431,243	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,888

602,917	Telecom Italia SpA (Diversified Telecommunication Services)	289

135,486	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	769

1,246,857	Unicredit SpA (Banks)	14,122

		51,864

	Japan — 18.69%

14,700	Advantest Corp. (Semiconductors & Semiconductor Equipment)	301

8,800	AEON Credit Service Co. Ltd. (Consumer Finance)	156

35,000	Aisin Seiki Co. Ltd. (Auto Components)	1,203

73,600	Amada Holdings Co. Ltd. (Machinery)	661

10,500	Aozora Bank Ltd. (Banks)	313

68,715	Asahi Glass Co. Ltd. (Building Products)	2,136

261,100	Asahi Kasei Corp. (Chemicals)	2,680

16,749	Benesse Holdings, Inc. (Diversified Consumer Services)	426

127,100	Bridgestone Corp. (Auto Components)	4,876

48,300	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	715

73,100	CALBEE, Inc. (Food Products)	2,283

252,367	Canon, Inc. (Technology Hardware, Storage & Peripherals)^	6,945

51,400	Capcom Co. Ltd. (Entertainment)	1,019

48,000	Casio Computer Co. Ltd. (Household Durables)	569

2,200	Century Tokyo Leasing Corp. (Diversified Financial Services)	97

65,100	Chubu Electric Power Company, Inc. (Electric Utilities)	925

91,500	Concordia Financial Group Ltd. (Banks)	350

8,400	Credit Saison Co. Ltd. (Consumer Finance)	98

51,339	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,072

207,900	Daicel Corp. (Chemicals)	2,135

7,867	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	1,077

Shares	Security Description	Value (000)

	Japan (continued)

178,200	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	$5,684

181	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	406

94,300	Daiwa Securities Group, Inc. (Capital Markets)	479

21,700	DeNA Co. Ltd. (Entertainment)	362

90,000	Denso Corp. (Auto Components)	3,985

82,700	DMG Mori Co. Ltd. (Machinery)	929

130,600	East Japan Railway Co. (Road & Rail)	11,535

17,600	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	418

84,500	Fanuc Ltd. (Machinery)	12,826

132,094	Fuji Heavy Industries Ltd. (Automobiles)	2,822

118,500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	4,594

40,900	Fujitsu Ltd. (IT Services)	2,550

25,600	Fukuoka Financial Group, Inc. (Banks)	519

18,500	HASEKO Corp. (Household Durables)	194

55,300	Hino Motors Ltd. (Machinery)	521

7,000	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	685

14,300	Hitachi Capital Corp. (Consumer Finance)	301

22,400	Hitachi Chemical Co. Ltd. (Chemicals)	337

22,400	Hitachi Construction Machinery Co. Ltd. (Machinery)	524

14,800	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	464

239,400	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	6,348

45,600	Hitachi Metals Ltd. (Metals & Mining)	474

381,624	Honda Motor Co. Ltd. (Automobiles)	10,055

31,500	Hulic Co. Ltd. (Real Estate Management & Development)	282

32,400	Iida Group Holdings Co. Ltd. (Household Durables)	561

114,700	Isuzu Motors Ltd. (Automobiles)	1,609

293,968	ITOCHU Corp. (Trading Companies & Distributors)	4,993

228,300	Japan Airlines Co. Ltd. (Airlines)	8,092

138,900	Japan Exchange Group, Inc. (Capital Markets)	2,241

38,300	Japan Post Bank Co. Ltd. (Banks)	422

488,800	Japan Post Holdings Co. Ltd. (Insurance)	5,644

84	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	319

141	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	792

281	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	561

232,597	Japan Tobacco, Inc. (Tobacco)^	5,528

163,300	JFE Holdings, Inc. (Metals & Mining)	2,601

55,745	JS Group Corp. (Building Products)	691

75,483	JSR Corp. (Chemicals)	1,133

45,400	JTEKT Corp. (Machinery)	502

662,018	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	3,439

93,800	Kajima Corp. (Construction & Engineering)	1,260

11,400	Kakaku.com, Inc. (Interactive Media & Services)	202

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

30,300	Kawasaki Heavy Industries Ltd. (Machinery)	$647

644,900	KDDI Corp. (Wireless Telecommunication Services)	15,412

189,700	Komatsu Ltd. (Machinery)	4,077

97,100	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	874

3,300	Kose Corp. (Personal Products)	518

69,329	Kuraray Co. Ltd. (Chemicals)	975

67,300	Kyocera Corp. (Electronic Equipment, Instruments & Components)	3,364

32,300	Kyushu Railway Co. (Road & Rail)	1,093

11,926	Lawson, Inc. (Food & Staples Retailing)	754

23,500	Maeda Corp. (Construction & Engineering)	219

328,831	Marubeni Corp. (Trading Companies & Distributors)	2,308

12,577	Maruichi Steel Tube Ltd. (Metals & Mining)	395

121,300	Mazda Motor Corp. (Automobiles)	1,247

83,200	Mebuki Financial Group, Inc. (Banks)	220

273,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	2,069

282,840	Mitsubishi Corp. (Trading Companies & Distributors)	7,755

377,700	Mitsubishi Electric Corp. (Electrical Equipment)	4,166

34,900	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	523

73,700	Mitsubishi Heavy Industries Ltd. (Machinery)	2,645

21,400	Mitsubishi Materials Corp. (Metals & Mining)	564

50,843	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	734

1,353,482	Mitsubishi UFJ Financial Group, Inc. (Banks)	6,643

25,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	123

342,826	Mitsui & Co. Ltd. (Trading Companies & Distributors)	5,268

38,800	Mitsui Chemicals, Inc. (Chemicals)	876

1,901,192	Mizuho Financial Group, Inc. (Banks)	2,942

122,500	MS&AD Insurance Group Holdings, Inc. (Insurance)	3,483

24,000	Nabtesco Corp. (Machinery)	520

42,100	Namco Bandai Holdings, Inc. (Leisure Products)	1,891

54,100	NEC Corp. (Technology Hardware, Storage & Peripherals)	1,609

85,500	Nexon Co. Ltd. (Entertainment) (a)	1,104

54,800	NGK Insulators Ltd. (Machinery)	743

20,000	NH Foods Ltd. (Food Products)	752

68,400	Nikon Corp. (Household Durables)	1,019

144	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	906

19,400	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	475

198	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	418

39,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	2,472

175,500	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	3,016

Shares	Security Description	Value (000)

	Japan (continued)

73,800	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	$3,011

477,479	Nissan Motor Co. Ltd. (Automobiles)	3,820

54,100	Nitto Denko Corp. (Chemicals)	2,713

377,400	Nomura Holdings, Inc. (Capital Markets)	1,430

14,900	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	273

432	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	568

25,000	Nomura Research Institute Ltd. (IT Services)	927

77,300	NSK Ltd. (Machinery)	663

352,800	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	7,928

136,500	Obayashi Corp. (Construction & Engineering)	1,236

40,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,465

280,600	ORIX Corp. (Diversified Financial Services)	4,101

39,195	Osaka Gas Co. Ltd. (Gas Utilities)	715

463,200	Panasonic Corp. (Household Durables)	4,162

23,300	Park24 Co. Ltd. (Commercial Services & Supplies)	513

19,900	Pola Orbis Holdings, Inc. (Personal Products)	537

19,600	Raysum Co. Ltd. (Real Estate Management & Development)	174

163,185	Resona Holdings, Inc. (Banks)	783

141,100	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,379

11,204	Sankyo Co. Ltd. (Leisure Products)	426

11,600	SBI Holdings, Inc. (Capital Markets)	226

40,300	Sega Sammy Holdings, Inc. (Leisure Products)	562

58,769	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	821

79,300	Sekisui Chemical Co. Ltd. (Household Durables)	1,179

130,865	Sekisui House Ltd. (Household Durables)	1,922

45,000	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,956

54,100	Seven Bank Ltd. (Banks)	154

4,700	Shimamura Co. Ltd. (Specialty Retail)	360

9,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	699

26,800	Shionogi & Co. Ltd. (Pharmaceuticals)	1,530

19,500	Showa Denko KK (Chemicals)^	579

37,600	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	521

254,700	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	8,653

16,700	Sony Financial Holdings, Inc. (Insurance)	311

309,600	Sumitomo Chemical Co. Ltd. (Chemicals)	1,500

233,400	Sumitomo Corp. (Trading Companies & Distributors)	3,312

161,200	Sumitomo Electric Industries Ltd. (Auto Components)	2,135

24,100	Sumitomo Heavy Industries Ltd. (Machinery)	715

48,700	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,304

91,900	Sumitomo Mitsui Construction (Construction & Engineering)	558

256,123	Sumitomo Mitsui Financial Group, Inc. (Banks)	8,444

67,900	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	2,473

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

35,331	Sumitomo Rubber Industries Ltd. (Auto Components)	$416

37,000	SUZUKEN Co. Ltd. (Health Care Providers & Services)	1,884

44,500	T&D Holdings, Inc. (Insurance)	515

81,200	Taisei Corp. (Construction & Engineering)	3,479

88,300	Taiyo Nippon Sanso Corp. (Chemicals)	1,436

572,685	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)^	19,414

27,800	TDK Corp. (Electronic Equipment, Instruments & Components)	1,946

40,200	Teijin Ltd. (Chemicals)	642

39,100	The Chiba Bank Ltd. (Banks)	218

31,700	The Chugoku Electric Power Company, Inc. (Electric Utilities)	412

107,000	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	1,662

75,700	The Kansai Electric Power Co., Inc. (Electric Utilities)	1,136

75,300	The Shizuoka Bank Ltd. (Banks)	587

24,300	The Yokohama Rubber Co. Ltd. (Auto Components)	455

25,900	THK Co. Ltd. (Machinery)	484

48,300	Tohoku Electric Power Co., Inc. (Electric Utilities)	636

18,000	Tokai Carbon Co. Ltd. (Chemicals)^	204

53,300	Tokio Marine Holdings, Inc. (Insurance)	2,533

50,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	5,674

63,600	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	314

46,400	Tokyo Gas Co. Ltd. (Gas Utilities)	1,174

50,900	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	748

55,400	Tosoh Corp. (Chemicals)	719

32,500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	744

13,800	Toyoda Gosei Co. Ltd. (Auto Components)	272

30,500	Toyota Industries Corp. (Auto Components)	1,405

260,500	Toyota Motor Corp. (Automobiles)	15,083

44,200	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,299

25,100	Trend Micro, Inc. (Software)	1,356

333	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	516

46,700	USS Co. Ltd. (Specialty Retail)	784

19,400	UT Group Co. Ltd. (Professional Services)^ (a)	333

1,500	V Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	169

39,700	West Japan Railway Co. (Road & Rail)	2,805

596,000	Yahoo Japan Corp. (Interactive Media & Services)	1,483

136,400	Yamada Denki Co. Ltd. (Specialty Retail)^	655

57,300	Yamaha Motor Co. Ltd. (Automobiles)	1,119

46,000	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	794

		374,983

Shares	Security Description	Value (000)

	Jersey — 0.18%

331,338	WPP PLC (Media)	$3,605

	Luxembourg — 0.13%

10,931	Millicom International Cellular SA (Wireless Telecommunication Services)	692

6,064	RTL Group (Media)	325

80,531	SES – FDR, Class – A (Media)	1,542

		2,559

	Netherlands — 3.64%

25,325	ABN AMRO Group N.V. (Banks)	596

264,476	AEGON N.V. (Insurance)	1,238

74,566	Airbus Group N.V. (Aerospace & Defense)	7,108

188,889	Akzo Nobel N.V. (Chemicals)	15,210

5,166	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	809

10,592	Euronext N.V. (Capital Markets)	610

1,340,361	ING Groep N.V. (Banks)	14,416

270,582	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	790

269,323	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	6,803

32,120	Koninklijke DSM N.V. (Chemicals)	2,605

17,700	NN Group N.V. (Insurance)	704

17,896	Randstad Holding N.V. (Professional Services)	820

340,598	Unilever N.V. (Personal Products)	18,449

49,674	Wolters Kluwer N.V. (Professional Services)	2,921

		73,079

	New Zealand — 0.06%

81,756	A2 Milk Co. Ltd. (Food Products) (a)	614

30,769	Auckland International Airport Ltd. (Transportation Infrastructure)	148

60,243	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	138

134,523	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	375

		1,275

	Norway — 0.72%

24,396	Aker BP ASA (Oil, Gas & Consumable Fuels)	616

133,040	DNB ASA (Banks)	2,137

169,954	DNO International ASA (Oil, Gas & Consumable Fuels)	247

197,357	Equinor ASA (Oil, Gas & Consumable Fuels)	4,189

28,511	Gjensidige Forsikring ASA (Insurance)	446

144,817	Marine Harvest ASA (Food Products)	3,054

16,472	Salmar ASA (Food Products)	818

147,164	Telenor ASA (Diversified Telecommunication Services)	2,860

		14,367

	Portugal — 0.13%

447,313	EDP – Energias de Portugal SA (Electric Utilities)	1,565

83,411	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	988

		2,553

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Russia — 0.13%

144,060	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	$2,703

	Singapore — 1.32%

826,400	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,559

867,209	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	1,114

835,300	CapitaMall Trust (Equity Real Estate Investment Trusts)	1,386

409,000	China Sunsine Chemical Holdings Ltd. (Chemicals)	379

1,271,100	ComfortDelGro Corp. Ltd. (Road & Rail)	2,008

320,200	DBS Group Holdings Ltd. (Banks)	5,571

214,800	Singapore Airlines Ltd. (Airlines)	1,484

134,900	Singapore Exchange Ltd. (Capital Markets)	707

710,347	Singapore Press Holdings Ltd. (Media)	1,224

701,000	Singapore Tech Engineering (Aerospace & Defense)	1,797

2,513,010	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	5,411

773,180	Suntec REIT (Equity Real Estate Investment Trusts)	1,009

3,002,000	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	2,759

		26,408

	South Korea — 0.95%

192,950	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	6,718

10,351	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,662

44,071	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	10,634

		19,014

	Spain — 1.85%

39,005	Amadeus IT Holding SA, A Shares (IT Services)	2,714

898,023	Banco Bilbao Vizcaya Argentaria SA (Banks)	4,769

400,933	Banco de Sabadell SA (Banks)	459

1,161,762	Banco Santander SA (Banks)	5,274

1,127,552	CaixaBank SA (Banks)	4,083

98,542	Corporacion Mapfre (Insurance)	262

50,136	Enagas (Oil, Gas & Consumable Fuels)	1,355

35,568	Endesa (Electric Utilities)	820

39,680	Gas Natural SDG SA (Gas Utilities)	1,012

657,132	Iberdrola SA (Electric Utilities)	5,276

67,488	Industria de Diseno Textil SA (Specialty Retail)	1,722

48,506	Red Electrica Corp. (Electric Utilities)	1,082

255,118	Repsol YPF SA (Oil, Gas & Consumable Fuels)	4,101

499,217	Telefonica SA (Diversified Telecommunication Services)	4,202

		37,131

	Sweden — 1.48%

15,703	Atlas Copco AB, A Shares (Machinery)	375

86,661	Boliden AB (Metals & Mining)	1,879

Shares	Security Description	Value (000)

	Sweden (continued)

95,188	Electrolux AB, B Shares (Household Durables)	$2,008

19,360	Granges AB (Metals & Mining)	176

337,384	Hennes & Mauritz AB, B Shares (Specialty Retail)	4,800

27,128	Micronic Mydata AB (Electronic Equipment, Instruments & Components)^	363

23,411	Sandvik AB (Machinery)	336

250,133	Skandinaviska Enskilda Banken AB, Class – A (Banks)	2,433

116,680	Skanska AB, B Shares (Construction & Engineering)	1,862

121,345	SKF AB, B Shares (Machinery)	1,845

233,032	Svenska Handelsbanken AB, A Shares (Banks)	2,594

137,398	Swedbank AB, A Shares (Banks)	3,072

59,240	Swedish Match AB (Tobacco)	2,333

81,787	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,044

593,923	TeliaSonera AB (Diversified Telecommunication Services)	2,827

129,092	Volvo AB, B Shares (Machinery)	1,691

		29,638

	Switzerland — 8.75%

1,168,870	ABB Ltd., Registered Shares (Electrical Equipment)	22,330

47,088	Adecco SA, Registered Shares (Professional Services)	2,214

1,857,207	Aryzta AG (Food Products) (a)	2,059

5,469	Baloise Holding AG, Registered Shares (Insurance)	755

121,769	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	7,856

9,775	Dufry AG (Specialty Retail)	931

2,434	EMS-Chemie Holding AG, Registered Shares (Chemicals)	1,159

87,068	Ferguson PLC (Trading Companies & Distributors)	5,563

782	Georg Fischer AG (Machinery)	628

2,016	Givaudan SA (Chemicals)	4,677

21,586	Idorsia Ltd. (Biotechnology) (a)(b)	359

16,641	Julius Baer Group Ltd. (Capital Markets)	593

16,212	Kuehne & Nagel International Ltd. (Marine)	2,088

142,385	LafargeHolcim Ltd., Registered Shares (Construction Materials)	5,878

11,677	Lonza Group AG (Life Sciences Tools & Services)	3,037

134,512	Nestle SA (Food Products)	10,921

465,612	Novartis AG, Registered Shares (Pharmaceuticals)	39,893

3,246	Pargesa Holding SA (Diversified Financial Services)	234

2,489	Partners Group Holding AG (Capital Markets)	1,515

164,721	Roche Holding AG (Pharmaceuticals)	40,910

2,267	Roche Holding AG (Pharmaceuticals)	553

1,554	SGS SA, Registered Shares (Professional Services)	3,500

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Switzerland (continued)

9,641	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies) (b)	$1,586

3,697	Swiss Life Holding AG (Insurance)	1,428

11,092	Swiss Prime Site AG (Real Estate Management & Development)	899

34,636	Swiss Re AG (Insurance)	3,188

3,794	Swisscom AG (Diversified Telecommunication Services)	1,814

10,824	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	626

284,000	UBS Group AG (Capital Markets)	3,544

16,583	Zurich Financial Services AG (Insurance)	4,945

		175,683

	United Kingdom — 19.42%

20,268	Admiral Group PLC (Insurance)	529

52,300	Anglo American PLC (Metals & Mining)	1,169

40,734	Aon PLC (Insurance)	5,921

48,442	Ashtead Group PLC (Trading Companies & Distributors)	1,010

76,008	Associated British Foods PLC (Food Products)	1,981

131,127	AstraZeneca PLC (Pharmaceuticals)	9,787

2,801	Aveva Group PLC (Software)	86

1,953,258	Aviva PLC (Insurance)	9,347

68,128	Babcock International Group PLC (Commercial Services & Supplies)	425

828,220	BAE Systems PLC (Aerospace & Defense)	4,843

1,378,420	Balfour Beatty PLC (Construction & Engineering)	4,378

5,807,178	Barclays PLC (Banks)	11,109

278,737	Barratt Developments PLC (Household Durables)	1,644

4,482,206	BP PLC (Oil, Gas & Consumable Fuels)	28,330

927,850	British American Tobacco PLC (Tobacco)	29,519

131,283	British Land Co. PLC (Equity Real Estate Investment Trusts)	893

1,092,491	BT Group PLC (Diversified Telecommunication Services)	3,321

47,136	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	1,035

112,295	Carnival PLC (Hotels, Restaurants & Leisure)	5,392

709,608	Centrica PLC (Multi-Utilities)	1,224

596,103	Cineworld Group PLC (Entertainment)	2,001

4,479,300	Cobham PLC (Aerospace & Defense) (a)	5,584

1,073,319	ConvaTec Group PLC (Health Care Equipment & Supplies) (b)	1,901

136,637	Direct Line Insurance Group PLC (Insurance)	555

184,109	Evraz PLC (Metals & Mining)	1,127

407,091	G4S PLC (Commercial Services & Supplies)	1,027

17,181	Games Workshop Group PLC (Leisure Products)	665

1,291,102	GlaxoSmithKline PLC (Pharmaceuticals)	24,602

109,464	Hammerson PLC (Equity Real Estate Investment Trusts)	461

103,120	Hargreaves Lansdown PLC (Capital Markets)	2,432

Shares	Security Description	Value (000)

	United Kingdom (continued)

206,584	Howden Joinery Group PLC (Trading Companies & Distributors)	$1,146

2,356,207	HSBC Holdings PLC (Banks)	19,435

401,755	Imperial Tobacco Group PLC (Tobacco)	12,192

271,450	International Consolidated Airlines Group SA (Airlines)	2,152

41,474	Investec PLC (Capital Markets)	233

945,963	ITV PLC (Media)	1,506

81,935	Johnson Matthey PLC (Chemicals)	2,925

45,126	Kazakhmys PLC (Metals & Mining)	307

98,271	Land Securities Group PLC (Equity Real Estate Investment Trusts)	1,008

587,845	Legal & General Group PLC (Insurance)	1,732

180,945	Linde PLC (Chemicals)	28,720

18,567,173	Lloyds Banking Group PLC (Banks)	12,237

56,087	London Stock Exchange Group (Capital Markets)	2,909

424,733	Marks & Spencer Group PLC (Multiline Retail)	1,332

287,470	Micro Focus International PLC (Software)	5,036

11,192	Mondi PLC (Paper & Forest Products)	233

611,068	National Grid PLC (Multi-Utilities)	5,977

38,032	Next PLC (Multiline Retail)	1,936

55,211	Pearson PLC (Media)	661

100,115	Persimmon PLC (Household Durables)	2,465

748,995	Prudential PLC (Insurance)	13,372

10,384	Relx PLC (Professional Services)	214

572,992	Rentokil Initial PLC (Commercial Services & Supplies)	2,465

334,337	Rio Tinto PLC (Metals & Mining)	16,010

762,774	Rolls-Royce Holdings PLC (Aerospace & Defense)	8,035

1,070,652	Royal Bank of Scotland Group PLC (Banks)	2,970

626,947	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	18,450

778,363	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	23,268

231,918	Royal Mail PLC (Air Freight & Logistics)	805

31,015	Severn Trent PLC (Water Utilities)	719

790,005	SSE PLC (Electric Utilities)	10,908

27,019	SSP Group PLC (Hotels, Restaurants & Leisure)	223

171,783	Standard Life Aberdeen PLC (Diversified Financial Services)	562

239,747	Tate & Lyle PLC (Food Products)	2,017

1,375,623	Taylor Wimpey PLC (Household Durables)	2,392

90,020	United Utilities Group PLC (Water Utilities)	846

7,930,785	Vodafone Group PLC (Wireless Telecommunication Services)	15,417

14,224	WH Smith PLC (Specialty Retail)	312

267,341	William Morrison Supermarkets PLC (Food & Staples Retailing)	727

22,900	Willis Towers Watson PLC (Insurance)	3,478

		389,630

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States — 0.09%

838	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	$1,259

5,286	WABCO Holdings, Inc. (Machinery) (a)	567

		1,826

	Total Common Stocks	1,827,954

	Preferred Stocks — 1.36%

	Brazil — 0.22%

767,980	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	4,495

	Germany — 1.14%

7,957	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	567

28,747	Henkel AG & Co. KGaA – Preferred (Household Products)	3,140

22,970	Porsche Automobil Holding SE – Preferred (Automobiles)	1,351

111,198	Volkswagen AG – Preferred (Automobiles)	17,728

		22,786

	Total Preferred Stocks	27,281

	Rights — 0.01%

	Spain — 0.01%

255,118	Repsol SA (Oil, Gas & Consumable Fuels) (a)	117

	United Kingdom — 0.00%

33,450,694	Rolls-Royce Holdings PLC (Aerospace & Defense) (a)	43

	Total Rights	160

	Investment Companies — 6.41%

150,415	Aberdeen Japan Investment Trust PLC	1,006

1,437,497	Baillie Gifford UK Growth Fund PLC	2,979

219,906	Biotech Growth Trust PLC (The)	1,776

130,532	BlackRock Enhanced Global Dividend Trust	1,223

229,052	BlackRock International Growth Fund	1,141

391,621	BlackRock World Mining Trust PLC	1,700

1,137,009	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 2.20% (c)	1,137

594,430	Dunedin Income Growth Investment Trust PLC	1,783

94,214	Eaton Vance Tax-Advantaged Global Dividend Income	1,276

655,616	Edinburgh Dragon Trust PLC	3,010

385,010	Edinburgh Investment Trust PLC	2,943

1,533,021	European Assets Trust NV	1,826

329,749	European Investment Trust PLC	3,310

3,813,625	Federated Treasury Obligations Fund, Institutional Shares, 2.25%^^ (c)	3,814

1,871,855	Fidelity European Values PLC	4,942

47,931	First Trust Dynamic Europe Equity Income Fund	606

213,000	Henderson European Focus Trust PLC	2,902

131,745	Henderson EuroTrust PLC	1,652

486,364	Japan Smaller Capitalization Fund, Inc.	4,036

549,232	JPMorgan European Investment Trust PLC – Growth	1,758

Shares	Security Description	Value (000)

	Investment Companies (continued)

743,689	JPMorgan European Smaller Companies Trust PLC	$3,109

639,097	JPMorgan Japan Smaller Companies Investment Trust, Ordinary Shares	2,733

757,201	JPMorgan Japanese Investment Trust PLC	3,609

649,371	Lazard World Trust Fund	2,637

69,100	Liberty All Star Growth Fund, Inc.	303

390,497	Martin Currie Asia Unconstrained Trust PLC	1,783

61,418	Mexico Fund, Inc. (The)	813

104,102	Morgan Stanley China Fund, Inc.	1,901

551,712	Neuberger Berman MLP Income Fund, Inc.	3,691

128,443	New Germany Fund, Inc. (The)	1,503

742,182	Oakley Capital Investments Ltd.	1,646

849,096	Perpetual Income & Growth Investment Trust	3,353

60,676	Pershing Square Holdings Fund Ltd.	780

872,330	Polar Capital Global Financials Trust PLC	1,361

436,314	River & Mercantile UK Micro Cap Investment Co. Ltd.	858

115,132	Riverstone Energy Ltd.	1,579

691,429	Schroder Japan Growth Fund PLC	1,628

3,523,182	SSgA U.S. Government Money Market Fund, Administrative Class, 2.02% (c)	3,523

39,432,136	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (c)	39,432

64,723	Tekla Healthcare Investors Fund	1,162

191,113	Templeton Emerging Markets Investment Trust PLC	1,651

182,942	TR European Growth Trust PLC	1,805

99,290	Voya Infrastructure Industrials and Materials Fund	1,098

1,671,382	Woodford Patient Capital Trust PLC	1,748

	Total Investment Companies	128,526

Principal Amount (000)

	Repurchase Agreement — 0.29%

$5,755	Jefferies LLC, 3.10%, 1/2/19 (Purchased on 12/31/18, proceeds at maturity $5,755,851 collateralized by U.S. Treasury Obligations, 2.56% – 3.04%, 8/15/19 – 2/15/47 fair value $5,869,957) ^^	5,755

	Total Repurchase Agreement	5,755

	Total Investments (cost $2,068,153) — 99.20%	1,989,676
	Other assets in excess of liabilities — 0.80%	16,001

	Net Assets — 100.00%	$2,005,677

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2018. The total value of securities on loan as of December 31, 2018, was $35,081 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2018.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on December 31, 2018.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, Ltd.	Lazard Asset Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	9.39%	50.46%	19.32%	—	11.96%	—	—	91.13%

Preferred Stocks	0.38%	0.10%	0.88%	—	—	—	—	1.36%

Rights	—	0.01%	0.00%	—	—	—	—	0.01%

Investment Companies	—	0.20%	0.02%	4.07%	0.20%	1.46%	0.46%	6.41%

Repurchase Agreement	—	0.22%	0.03%	—	0.04%	—	—	0.29%

Other Assets (Liabilities)	0.33%	-0.02%	0.38%	-0.02%	-0.02%	0.15%	0.00%	0.80%

Total Net Assets	10.10%	50.97%	20.63%	4.05%	12.18%	1.61%	0.46%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	463	3/15/19	$39,725	$(732)

			$39,725	$(732)

	Total Unrealized Appreciation			—
	Total Unrealized Depreciation			$(732)

	Total Net Unrealized Appreciation/(Depreciation)			$(732)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

Forward Currency Contracts

Short Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	9	Japanese Yen	1,001	BNY Capital Markets	1/4/19	$—
U.S. Dollar	1	Japanese Yen	104	State Street	1/4/19	—
U.S. Dollar	6	Japanese Yen	687	Deutsche Bank	1/7/19	—

						$—

Long Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen	4,441	U.S. Dollar	40	Mellon Bank	1/8/19	$—

$—

				Total Unrealized Appreciation		$—
				Total Unrealized Depreciation		—

				Total Net Unrealized Appreciation/(Depreciation)		$—

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 95.85%

	Argentina — 0.16%

85,700	Grupo Financiero Galicia SA, ADR (Banks)	$2,363

	Bermuda — 0.58%

16,741,733	Beijing Enterprises Water Group Ltd. (Water Utilities)	8,546

	Brazil — 5.64%

1,571,900	Ambev SA (Beverages)	6,238

954,200	Banco Bradesco SA (Banks)	8,334

1,051,600	Banco do Brasil SA (Banks)	12,615

1,098,950	BB Seguridade Participacoes SA (Insurance)	7,824

793,748	BRF – Brazil Foods SA, ADR (Food Products)^ (a)	4,508

1,136,300	BRF SA (Food Products) (a)	6,431

1,457,384	Companhia Energetica de Minas Gerais SA – Sponsored ADR (Electric Utilities)^	5,189

233,381	CPFL Energia SA (Electric Utilities)	1,737

460,500	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	1,838

272,800	Duratex SA (Paper & Forest Products)	833

1,079,600	Klabin SA (Containers & Packaging)	4,424

71,966	LOG Commercial Properties e Participacoes SA (Real Estate Management & Development) (a)	335

997,450	MRV Engenharia E Participacoes SA (Household Durables)	3,182

766,900	Natura Cosmeticos SA (Personal Products)	8,905

534,400	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	3,503

269,000	Raia Drogasil SA (Food & Staples Retailing)	3,967

1,028,100	Tim Participacoes SA (Wireless Telecommunication Services)	3,144

74,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	453

		83,460

	Cayman Islands — 0.26%

2,207,000	Geely Automobile Holdings Ltd. (Automobiles)	3,892

	Chile — 1.06%

943,291	Antofagasta PLC (Metals & Mining)	9,433

16,449	Banco de Credito e Inversiones SA (Banks)	1,069

1,604,500	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	967

9,436,244	Enersis Chile SA (Electric Utilities)	911

13,750,484	Enersis SA (Electric Utilities)	2,429

433,100	Vina Concha y Toro SA (Beverages)	846

		15,655

	China — 26.89%

12,829,000	Agricultural Bank of China Ltd., H Shares (Banks)	5,619

439,898	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail) (a)	60,297

30,800	Baidu, Inc., ADR (Interactive Media & Services) (a)	4,885

18,657,100	Bank of China Ltd., H Shares (Banks)	8,044

5,579,000	Bank of Communications Co. Ltd., H Shares (Banks)	4,357

Shares	Security Description	Value (000)

	China (continued)

7,780,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	$6,451

1,354,000	China Conch Venture Holdings Ltd. (Machinery)	4,032

22,658,350	China Construction Bank Corp., H Shares (Banks)	18,554

1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	711

1,142,337	China Evergrande Group (Real Estate Management & Development)^	3,413

4,482,000	China Life Insurance Co. Ltd., H Shares (Insurance)	9,479

10,058,000	China Machinery Engineering Corp., H Shares (Construction & Engineering) (b)	4,761

200	China Merchants Bank Co. Ltd. (Banks)	1

1,427,000	China Merchants Bank Co. Ltd., H Shares (Banks)	5,211

1,434,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,579

163,887	China Mobile Ltd., ADR (Wireless Telecommunication Services)	7,867

1,873,500	China Mobile Ltd. (Wireless Telecommunication Services)	18,130

5,561,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	3,964

1,254,000	China Resources Cement Holdings Ltd. (Construction Materials)	1,131

998,000	China Resources Land Ltd. (Real Estate Management & Development)	3,839

4,406,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	8,475

2,040,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	4,449

823,000	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	2,787

10,671,000	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	6,358

1,444,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	774

97,665	CNOOC Ltd., ADR (Oil, Gas & Consumable Fuels)	14,890

3,170,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,883

3,599,000	Country Garden Holdings Co. Ltd. (Real Estate Management & Development)	4,371

413,678	Country Garden Services Holdings Co. Ltd., Series S (Commercial Services & Supplies) (a)	655

812,500	ENN Energy Holdings Ltd. (Gas Utilities)	7,222

2,152,800	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	6,893

3,728,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	3,717

24,139,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	17,171

1,516,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	2,116

8,650,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing) (a)(b)	1,324

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

951,722	Midea Group Co. Ltd., Class – A (Household Durables)	$5,140

35,054,237	Parkson Retail Group Ltd. (Multiline Retail)^ (b)	2,500

22,236,000	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	13,798

1,405,000	Ping An Insurance (Group) Company of China Ltd. (Insurance)	12,396

5,820,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment)^ (a)	5,075

2,857,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	5,776

2,952,400	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	5,995

873,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	2,325

1,147,500	SOHO China Ltd. (Real Estate Management & Development) (a)	410

2,064,650	Tencent Holdings Ltd. (Interactive Media & Services)	82,757

360,100	Weifu High Technology Group Co. Ltd. (Auto Components)	624

1,818,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,577

		397,783

	Colombia — 0.65%

148,946	Bancolombia SA, ADR (Banks)	5,675

4,891,836	Ecopetrol SA (Oil, Gas & Consumable Fuels)	3,987

		9,662

	Egypt — 0.15%

526,825	Commercial International Bank Egypt SAE (Banks)	2,185

	Greece — 0.41%

558,663	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	6,095

	Hong Kong — 3.32%

1,830,000	AIA Group Ltd. (Insurance)	15,202

6,643,182	China Everbright International Ltd. (Commercial Services & Supplies)	5,954

2,250,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	7,758

4,613,000	Dali Foods Group Co. Ltd. (Food Products)	3,404

1,172,000	Far East Horizon Ltd. (Diversified Financial Services)	1,182

2,368,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,066

624,800	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	946

717,500	Hengan International Group Co. Ltd. (Personal Products)	5,210

2,126,000	Nagacorp Ltd. (Hotels, Restaurants & Leisure)	2,284

Shares	Security Description	Value (000)

	Hong Kong (continued)

1,526,100	Samsonite International SA (Textiles, Apparel & Luxury Goods)	$4,336

2,184,500	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	963

4,500,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	827

		49,132

	Hungary — 1.03%

326,720	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	3,588

107,086	OTP Bank Nyrt PLC (Banks)	4,331

376,510	Richter Gedeon Nyrt (Pharmaceuticals)	7,300

		15,219

	India — 9.44%

20,590	ACC Ltd. (Construction Materials)	444

1,090,104	Adani Ports and Special Economic Zone Ltd. (Transportation Infrastructure)	6,050

319,100	Ambuja Cements Ltd. (Construction Materials)	1,028

378,417	Aurobindo Pharma Ltd. (Pharmaceuticals)	3,969

74,400	Bajaj Auto Ltd. (Automobiles)	2,896

474,300	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	2,467

8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment) (a)	—

2,251,800	Coal India Ltd. (Oil, Gas & Consumable Fuels)	7,764

217,802	Dr. Reddy’s Laboratories Ltd., ADR (Pharmaceuticals)	8,211

239,866	GAIL India Ltd. (Gas Utilities)	1,238

125,663	Hero MotoCorp Ltd. (Automobiles)	5,585

638,446	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	17,990

262,807	ICICI Bank Ltd., ADR (Banks)	2,704

1,997,432	ICICI Bank Ltd. (Banks)	10,308

2,739,948	India Cements Ltd. (Construction Materials)	3,768

450,119	Indiabulls Housing Finance Ltd. (Thrifts & Mortgage Finance)	5,499

343,176	Infosys Ltd. (IT Services)	3,243

1,317,147	ITC Ltd. (Tobacco)	5,311

698,140	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	1,490

980,385	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	2,105

203,299	Oil India Ltd. (Oil, Gas & Consumable Fuels)	509

477,113	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	7,658

261,508	Rural Electrification Corp. Ltd. (Diversified Financial Services)	457

612,770	Sesa Sterlite Ltd. (Metals & Mining)	1,773

2,388,318	State Bank of India (Banks) (a)	10,116

632,245	Tata Consultancy Services Ltd. (IT Services)	17,144

493,600	Tata Power Co. Ltd. (Electric Utilities)	543

577,964	Tata Steel Ltd. (Metals & Mining)	4,310

1,085,500	Wipro Ltd. (IT Services)	5,137

		139,717

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Indonesia — 2.56%

1,627,800	PT Astra International Tbk (Automobiles)	$933

3,279,100	PT Bank Central Asia Tbk (Banks)	5,932

16,210,000	PT Bank Rakyat Indonesia Persero Tbk (Banks)	4,131

436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	561

2,506,800	PT Indofood Sukses Makmur Tbk (Food Products)	1,299

70,572,200	PT Kalbe Farma Tbk (Pharmaceuticals)	7,459

3,254,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	481

913,200	PT Semen Gresik (Persero) Tbk (Construction Materials)	730

43,139,250	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	11,282

967,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	1,842

14,254,500	Vale Indonesia TBK PT (Metals & Mining) (a)	3,237

		37,887

	Japan — 0.38%

85,700	SoftBank Group Corp. (Wireless Telecommunication Services)	5,614

	Luxembourg — 0.07%

39,429	Ternium SA, ADR (Metals & Mining)	1,069

	Malaysia — 1.11%

741,500	AMMB Holdings Berhad (Banks)	778

550,387	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	281

994,100	Felda Global Ventures Holdings Berhad (Food Products) (a)	172

2,304,300	IOI Corp. Berhad (Food Products)	2,477

174,300	Lafarge Malayan Cement Berhad (Construction Materials) (a)	77

1,648,214	Malayan Banking Berhad (Banks)	3,788

741,400	Maxis Berhad (Wireless Telecommunication Services)	959

574,800	Public Bank Berhad (Banks)	3,443

1,695,900	Sime Darby Berhad (Industrial Conglomerates)	985

1,695,900	Sime Darby Plantation Berhad (Food Products)	1,950

1,695,900	Sime Darby Property Berhad (Real Estate Management & Development)	409

454,700	UMW Holdings Berhad (Automobiles)	603

448,872	UMW Oil & Gas Corp. Berhad (Energy Equipment & Services) (a)	20

1,566,312	YTL Corp. Berhad (Multi-Utilities)	382

490,926	YTL Power International Berhad (Multi-Utilities)	99

		16,423

	Mexico — 2.63%

956,255	Alpek SAB de CV (Chemicals) (a)	1,170

5,161,500	America Movil SAB de CV (Wireless Telecommunication Services)	3,675

698,896	Banco Santander Mexico, ADR (Banks)	4,305

Shares	Security Description	Value (000)

	Mexico (continued)

415,300	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	$2,522

1,141,900	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)	1,270

80,800	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	6,954

4,263,397	Gentera SAB de CV (Consumer Finance)	3,146

204,305	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	3,082

1,725,445	Grupo Mexico SAB de CV, Series B (Metals & Mining)	3,563

2,493,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	3,972

2,027,025	Mexichem SAB de CV (Chemicals)	5,149

240,905	Telesites SAB de CV (Diversified Telecommunication Services) (a)	143

		38,951

	Nigeria — 0.16%

25,053,994	Guaranty Trust Bank PLC (Banks)	2,363

	Peru — 0.82%

183,935	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	2,983

700	Credicorp Ltd. (Banks)	155

40,700	Credicorp Ltd. (Banks)	9,023

		12,161

	Philippines — 1.46%

1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	1,231

719,500	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	480

2,027,900	Alliance Global Group, Inc. (Industrial Conglomerates)	458

4,014,700	DMCI Holdings, Inc. (Industrial Conglomerates)	976

4,506,712	Metropolitan Bank & Trust Co. (Banks)	6,959

48,400	PLDT, Inc. (Wireless Telecommunication Services)	1,039

598,075	SM Investments Corp. (Industrial Conglomerates)	10,434

		21,577

	Poland — 1.15%

15,630	Bank Handlowy w Warszawie SA (Banks)	289

356,655	Bank Pekao SA (Banks)	10,404

104,800	Energa SA (Electric Utilities) (a)	251

491,758	Powszechny Zaklad Ubezpieczen SA (Insurance)	5,797

269,900	Telekomunikacja Polska SA (Diversified Telecommunication Services) (a)	347

		17,088

	Qatar — 0.38%

38,940	Doha Bank QSC (Banks)	237

136,155	Industries Qatar QSC (Industrial Conglomerates)	4,983

42,755	The Commercial Bank of Qatar QSC (Banks)	462

		5,682

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Russia — 2.74%

342,010	Gazprom OAO, ADR (Oil, Gas & Consumable Fuels)	$1,514

101,392	LUKOIL (Oil, Gas & Consumable Fuels)	7,267

67,793	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	4,855

181,219	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	12,928

2,554,569	Sberbank (Banks)	6,912

161,761	Sberbank of Russia, ADR (Banks)	1,771

113,164	Severstal, Registered Shares, GDR (Metals & Mining)	1,545

3,224,236	The Moscow Exchange (Capital Markets)	3,761

		40,553

	South Africa — 6.47%

50,100	African Rainbow Minerals Ltd. (Metals & Mining)	497

513,532	Barloworld Ltd. (Trading Companies & Distributors)	4,127

458,914	Clicks Group Ltd. (Food & Staples Retailing)	6,117

110,600	Coronation Fund Managers Ltd. (Capital Markets)^	318

218,869	Discovery Ltd. (Insurance)	2,436

137,800	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	1,333

2,626,110	FirstRand Ltd. (Diversified Financial Services)	11,992

1,116,666	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	1,820

238,500	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts)	1,354

181,795	Imperial Holdings Ltd. (Distributors)	862

51,643	Liberty Holdings Ltd. (Insurance)	396

902,400	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	1,663

542,500	MMI Holdings Ltd. (Insurance) (a)	646

277,661	Mondi Ltd. (Paper & Forest Products)	5,996

181,795	Motus Holdings Ltd. (Specialty Retail) (a)	1,115

286,830	MTN Group Ltd. (Wireless Telecommunication Services)	1,777

307,400	Nampak Ltd. (Containers & Packaging) (a)	297

96,575	Naspers Ltd. (Media)	19,385

3,370,906	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	2,275

255,600	Resilient REIT Ltd. (Equity Real Estate Investment Trusts)	1,021

343,004	Sasol Ltd. (Chemicals)	10,219

109,573	Sasol Ltd. – Sponsored ADR (Chemicals)	3,209

182,213	Shoprite Holdings Ltd. (Food & Staples Retailing)	2,413

721,754	Standard Bank Group Ltd. (Banks)	8,990

281,514	The Foschini Group Ltd. (Specialty Retail)	3,259

374,200	Truworths International Ltd. (Specialty Retail)	2,294

		95,811

	South Korea — 12.33%

17,292	Amorepacific Corp. (Personal Products)	3,254

14,656	CJ Cheiljedang Corp. (Food Products)	4,345

Shares	Security Description	Value (000)

	South Korea (continued)

51,400	Coway Co. Ltd. (Household Durables)	$3,414

44,500	Daewoo International Corp. (Trading Companies & Distributors)	727

87,500	Daewoo Securities Co. Ltd. (Capital Markets)	514

64,293	DGB Financial Group, Inc. (Banks)	479

20,870	Dongbu Insurance Co. Ltd. (Insurance)	1,314

6,000	Doosan Corp. (Industrial Conglomerates)	599

33,358	E-Mart Co. Ltd. (Food & Staples Retailing)	5,448

49,700	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	2,297

135,689	Hana Financial Group, Inc. (Banks)	4,413

110,541	Hankook Tire Co. Ltd. (Auto Components)	3,973

589,571	Hanon Systems (Auto Components)	5,714

1,352	Hyosung Advanced Materials Corp. (Chemicals) (a)	125

963	Hyosung Chemical Corp. (Chemicals) (a)	123

4,164	Hyosung Corp. (Industrial Conglomerates)^	187

2,814	Hyosung Heavy Industries Corp. (Electrical Equipment) (a)	104

1,306	Hyosung TNC Co. Ltd., L Shares (Textiles, Apparel & Luxury Goods) (a)	216

61,820	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)^	3,028

26,043	Hyundai Heavy Industries Co. Ltd. (Machinery) (a)	3,004

29,641	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,089

37,605	Hyundai Mobis Co. Ltd. (Auto Components)	6,417

30,947	Hyundai Motor Co. Ltd. (Automobiles)	3,286

123,200	Industrial Bank of Korea (Banks)	1,552

109,700	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	3,141

113,490	KB Financial Group, Inc., ADR (Banks) (a)	4,764

197,820	KB Financial Group, Inc. (Banks)	8,253

19,030	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	565

115,781	Kia Motors Corp. (Automobiles)	3,490

65,893	Korea Electric Power Corp., ADR (Electric Utilities)^ (a)	972

98,135	Korea Electric Power Corp. (Electric Utilities)	2,907

106,000	Korea Life Insurance Co. Ltd. (Insurance)	401

54,564	KT&G Corp. (Tobacco)	4,968

6,700	Kumho Petro Chemical Co. Ltd. (Chemicals)	524

194,900	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)^	3,163

14,361	LS Corp. (Electrical Equipment)	633

14,000	LS Industrial Systems Co. Ltd. (Electrical Equipment)	615

13,384	NCsoft Corp. (Entertainment)	5,611

103,820	POSCO, ADR (Metals & Mining)	5,704

22,383	POSCO (Metals & Mining)	4,896

16,220	Samsung Card Co. Ltd. (Consumer Finance)	501

970,853	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	33,800

40,909	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	9,838

513,185	Shinhan Financial Group Co. Ltd. (Banks)	18,198

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	South Korea (continued)

28,993	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	$4,654

154,549	SK Telecom Co. Ltd., ADR (Wireless Telecommunication Services)^	4,142

4,528	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,093

284,654	Woori Bank (Banks)	3,981

		182,436

	Taiwan — 9.49%

3,535,672	ASE Technology Holding Co. Ltd., Class – H (Semiconductors & Semiconductor Equipment)	6,700

787,971	Asia Cement Corp. (Construction Materials)	871

338,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	2,215

1,187,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	1,579

383,049	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	780

5,034,000	China Development Financial Holding Corp. (Banks)	1,594

391,000	China Motor Corp. (Automobiles)	309

1,219,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	4,451

2,939,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	1,667

438,000	CTCI Corp. (Construction & Engineering)	634

6,059,803	E.Sun Financial Holding Co. Ltd. (Banks)	3,964

589,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,463

539,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	606

5,978,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	9,174

651,000	Giant Manufacturing Co. Ltd. (Leisure Products)	3,056

1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1

279,700	Highwealth Construction Corp. (Real Estate Management & Development)	409

499,000	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	572

1,717,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1,229

214,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	302

1,488,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	1,966

554,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	4,130

3,561,477	Mega Financial Holding Co. Ltd. (Banks)	3,007

423,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,953

1,157,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,937

Shares	Security Description	Value (000)

	Taiwan (continued)

1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	$2

490,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,053

3,221,000	President Enterprises Corp. (Food Products)	7,307

3,104,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	5,312

296,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	817

309,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,433

179,280	Ruentex Development Co. Ltd. (Real Estate Management & Development)	261

225,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	575

120,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	814

2,533,200	Standard Foods Corp. (Food Products)	4,094

940,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,112

1,317,800	Taiwan Cement Corp. (Construction Materials)	1,522

286,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	402

615,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	2,130

6,900,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	50,105

138,000	Transcend Information, Inc. (Technology Hardware, Storage & Peripherals)	298

314,000	U-Ming Marine Transport Corp. (Marine)	330

569,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,104

377,000	Wan Hai Lines Ltd. (Marine)	196

1,877,155	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,161

915,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,098

9,441,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	4,746

		140,441

	Thailand — 2.27%

275,000	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,458

12,200	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	76

216,400	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	1,351

946,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	431

538,900	BEC World Public Co. Ltd. (Media) (a)	80

3,111,600	BTS Group Holdings PCL (Road & Rail)	913

2,982,700	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	6,370

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Thailand (continued)

1,504,000	Delta Electronics Public Co. Ltd. – NVDR (Electronic Equipment, Instruments & Components)	$6,330

136,600	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	374

751,800	Kasikornbank Public Co. Ltd. (Banks)	4,277

11,061,800	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	6,527

888,000	Krung Thai Bank Public Co. Ltd. – NVDR (Banks)	524

429,142	PTT Chemical Public Co. Ltd. (Chemicals)	940

634,175	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,201

411,000	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	1,687

		33,539

	Turkey — 0.90%

318,518	Coca-Cola Icecek A/S (Beverages)^	1,859

5,336,382	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	4,629

693,800	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	945

1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class – D (Metals & Mining) (a)	—

162,200	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	734

120,400	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	385

257,700	Turk Telekomunikasyon A/S (Diversified Telecommunication Services) (a)	190

1,484,565	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	3,410

203,490	Turkcell lletisim Hizmetleri A/S, ADR (Wireless Telecommunication Services)	1,144

		13,296

	United Arab Emirates — 0.51%

528,300	Abu Dhabi Commercial Bank PJSC (Banks)	1,172

209,004	DP World Ltd. (Transportation Infrastructure)	3,574

488,800	Dubai Islamic Bank PJSC (Banks)	665

542,072	National Bank of Abu Dhabi (Banks)	2,081

		7,492

	United Kingdom — 0.83%

234,933	Unilever PLC (Personal Products)	12,333

	Total Common Stocks	1,418,425

	Preferred Stocks — 1.64%

	Brazil — 0.90%

574,100	Banco do Estado do Rio Grande do Sul SA – Preferred, Series B, B Shares (Banks)	3,286

670,512	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	2,398

87,500	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	690

Shares	Security Description	Value (000)

	Brazil (continued)

1,392,367	Gerdau SA – Preferred, ADR (Metals & Mining)^	$5,236

139,905	Petroleo Brasileiro SA – Preferred, ADR (Oil, Gas & Consumable Fuels)	1,621

		13,231

	Colombia — 0.03%

1,637,100	Grupo Aval Acciones y Valores SA – Preferred (Banks)	504

	South Korea — 0.71%

22,900	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	1,442

35,800	Hyundai Motor Co. Ltd. 2nd – Preferred (Automobiles)	2,470

230,850	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	6,597

		10,509

	Total Preferred Stocks	24,244

	Warrant — 0.00%

	Thailand — 0.00%

345,733	BTS Group Holdings PCL (Road & Rail)	—

	Total Warrant	—

	Exchange-Traded Fund — 1.37%

520,800	iShares MSCI Emerging Markets Index Fund ETF	20,342

	Total Exchange-Traded Fund	20,342

	Investment Companies — 1.06%

7,403,155	Federated Treasury Obligations Fund, Institutional Shares, 2.25%^^ (c)	7,403

8,280,531	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.27% (c)	8,281

	Total Investment Companies	15,684

Principal Amount (000)

	Repurchase Agreement — 0.75%

$11,172	Jefferies LLC, 3.10%, 1/2/19 (Purchased on 12/31/18, proceeds at maturity $11,173,478 collateralized by U.S. Treasury Obligations, 2.56% – 3.04%, 8/15/19 – 2/15/47 fair value $11,394,985)^^	11,172

	Total Repurchase Agreement	11,172

	Total Investments (cost $1,533,610) — 100.67%	1,489,867
	Liabilities in excess of other assets — (0.67%)	(9,933)

	Net Assets — 100.00%	$1,479,934

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2018. The total value of securities on loan as of December 31, 2018, was $25,065 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2018.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represents 0.58% of the Portfolio’s net assets.

(c)	The rate disclosed is the rate in effect on December 31, 2018.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Emerging Markets Portfolio	Mellon Investments Corporation*	Mellon Investments Corporation**	Parametric Portfolio Associates, LLC		RBC Global Asset Management (UK) Limited	HC Capital Solutions	Total
Common Stocks	38.04%	35.27%	—		22.54%	—	95.85%

Preferred Stocks	0.69%	0.95%	—		—	—	1.64%

Warrant	—	0.00%	—		—	—	0.00%

Exchange-Traded Fund	—	1.37%	—		—	—	1.37%

Investment Companies	0.50%	0.12%	—		0.44%	0.00%	1.06%

Repurchase Agreement	0.75%	0.00%	—		—	—	0.75%

Other Assets (Liabilities)	-0.56%	0.34%	-0.31%		-0.14%	0.00%	-0.67%

Total Net Assets	39.42%	38.05%	-0.31	%^	22.84%	0.00%	100.00%

*	Formerly The Boston Company Asset Management, LLC.

**	Formerly BNY Mellon Asset Management North America Corporation.

^	Temporarily represents a negative balance due to the timing of cash settlements.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	19	3/15/19	$918	$(3)

			$918	$(3)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(3)

	Total Net Unrealized Appreciation/(Depreciation)			$(3)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Asset Backed Securities — 0.46%

$25	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 5/25/20 @ 100.00	1.37		12/27/22	$25

50	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4	1.99		7/17/23	48

25	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1	2.00		1/17/23	25

25	CarMax Auto Owner Trust, Series 2017-2, Class A4, Callable 6/15/21 @ 100.00	2.25		9/15/22	25

100	Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5	2.68		6/7/23	99

20	Honda Auto Receivables Owner Trust, Series 2018-1, Class A3, Callable 7/15/21 @ 100.00	2.64		2/15/22	20

25	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, Callable 1/15/21 @ 100.00	2.10		9/15/22	25

25	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, Callable 12/15/21 @ 100.00	2.52		5/15/23	25

18	World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.03		4/15/25	18

	Total Asset Backed Securities				310

	Collateralized Mortgage Obligations — 1.43%

40	Bank, Series 2017-BNK8, Class A3	3.23		11/15/50	39

25	Bank, Series 2017-BNK9, Class ASB	3.47		11/15/54	25

25	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88		2/10/48	24

20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14		2/10/48	20

25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31		4/10/49	25

25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62		7/10/47	25

25	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18		2/10/48	25

20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35		2/10/48	20

25	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61	(a)	6/10/46	25

25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82		6/10/47	26

25	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.16	(a)	8/10/50	26

10	Fannie Mae-ACES, Series 2015-M8, Class A2	2.90	(a)	1/25/25	10

25	Fannie Mae-ACES, Series 2016-M1, Class A2	2.94	(a)	1/25/26	25

38	Fannie Mae-ACES, Series 2017-M7, Class A2	2.96		2/25/27	36

25	Fannie Mae-ACES, Series 2018-M1, Class A2	2.99	(a)	12/25/27	24

25	Fannie Mae-ACES, Series 2017-M12, Class A2	3.08	(a)	6/25/27	25

30	Fannie Mae-ACES, Series 2014-M9, Class A2	3.10	(a)	7/25/24	30

25	Fannie Mae-ACES, Series 2018-M10, Class A2	3.38	(a)	7/25/28	25

19	Freddie Mac, Series K726, Class A1	2.60		8/25/23	19

25	Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2	3.92		9/25/28	26

25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31		8/25/22	25

25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87		12/25/21	25

11	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02		2/25/23	11

30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.06	(a)	7/25/23	30

19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13		6/25/21	19

25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.15		11/25/25	25

20	GS Mortgage Securities Trust, Series 2015-GC32, Class A2	3.06		7/10/48	20

25	GS Mortgage Securities Trust, Series 2017-GS5, Class A2	3.22		3/10/50	25

50	GS Mortgage Securities Trust, Series 2018-GS9, Class A4	3.99	(a)	3/10/51	50

25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64		11/15/47	25

50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3	3.14		12/15/49	48

21	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83		10/15/45	21

25	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15		3/15/48	25

25	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46		5/15/46	25

25	Morgan Stanley BAML Trust, Series 2014-C19, Class A4	3.53		12/15/47	25

25	Morgan Stanley BAML Trust, Series 2017-C33, Class A5	3.60		5/15/50	25

25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06		10/10/48	24

8	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30		6/15/45	8

	Total Collateralized Mortgage Obligations				956

	U.S. Government Agency Mortgages — 21.51%

33	Fannie Mae, Pool #AS2673	2.00		5/1/29	32

20	Fannie Mae, Pool #MA2789	2.50		10/1/36	20

22	Fannie Mae, Pool #MA3246	2.50		1/1/33	22

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$45	Fannie Mae, Pool #AU1660	2.50	7/1/28	$45

22	Fannie Mae, Pool #MA3154	2.50	10/1/32	21

34	Fannie Mae, Pool #MA1277	2.50	12/1/27	34

68	Fannie Mae, Pool #AP4742	2.50	8/1/27	67

25	Fannie Mae, Pool #BD8046	2.50	9/1/31	24

45	Fannie Mae, Pool #AU6677	2.50	9/1/28	44

22	Fannie Mae, Pool #AS4946	2.50	5/1/30	22

32	Fannie Mae, Pool #AB7391	2.50	12/1/42	30

40	Fannie Mae, Pool #BC9041	2.50	11/1/31	39

26	Fannie Mae, Series 2015-M1, Class A2	2.53	9/25/24	25

63	Fannie Mae, Pool #AS0302	3.00	8/1/43	62

79	Fannie Mae, Pool #AB7099	3.00	11/1/42	77

51	Fannie Mae, Pool #AQ7920	3.00	12/1/42	50

94	Fannie Mae, Pool #AO0752	3.00	4/1/42	92

12	Fannie Mae, Pool #AO7628	3.00	6/1/27	12

23	Fannie Mae, Pool #AL9996	3.00	4/1/32	23

31	Fannie Mae, Pool #AS5977	3.00	10/1/30	31

58	Fannie Mae, Pool #AB8897	3.00	4/1/43	57

25	Fannie Mae, Pool #MA3377	3.00	5/1/48	24

44	Fannie Mae, Pool #BD2446	3.00	1/1/47	43

44	Fannie Mae, Pool #AL9865	3.00	2/1/47	43

22	Fannie Mae, Pool #MA3127	3.00	9/1/37	22

41	Fannie Mae, Pool #AS7908	3.00	9/1/46	40

25	Fannie Mae, Pool #AL9263	3.00	10/1/46	24

17	Fannie Mae, Pool #890566	3.00	12/1/43	17

22	Fannie Mae, Pool #BD5545	3.00	10/1/46	22

22	Fannie Mae, Pool #MA2863	3.00	1/1/47	21

17	Fannie Mae, Pool #MA2523	3.00	2/1/36	17

21	Fannie Mae, Pool #MA2897	3.00	2/1/37	21

16	Fannie Mae, Pool #MA2416	3.00	10/1/35	16

55	Fannie Mae, Pool #MA2246	3.00	4/1/30	55

24	Fannie Mae, Pool #MA1307	3.00	1/1/33	23

24	Fannie Mae, Pool #MA3237	3.00	1/1/48	23

63	Fannie Mae, Pool #AK0006	3.00	1/1/27	63

42	Fannie Mae, Pool #BC9681	3.00	6/1/46	41

23	Fannie Mae, Pool #MA3339	3.00	4/1/33	23

25	Fannie Mae, Pool #BH8817	3.00	10/1/47	24

43	Fannie Mae, Pool #AS8276	3.00	11/1/46	42

43	Fannie Mae, Pool #BC9003	3.00	11/1/46	42

43	Fannie Mae, Pool #BC4764	3.00	10/1/46	42

88	Fannie Mae, Pool #AS8483	3.00	12/1/46	86

21	Fannie Mae, Pool #AS8739	3.00	2/1/37	21

59	Fannie Mae, Pool #AT0682	3.00	4/1/43	58

52	Fannie Mae, Pool #AY2961	3.00	5/1/45	51

34	Fannie Mae, Pool #AU8932	3.00	11/1/28	34

45	Fannie Mae, Pool #BD5797	3.00	9/1/46	44

29	Fannie Mae, Pool #AU3353	3.00	8/1/43	29

26	Fannie Mae, Pool #AZ2936	3.00	9/1/45	25

39	Fannie Mae, Pool #AB2047	3.00	1/1/26	39

39	Fannie Mae, Pool #MA1980	3.50	8/1/44	40

25	Fannie Mae, Pool #MA3148	3.50	10/1/47	25

24	Fannie Mae, Pool #MA3305	3.50	3/1/48	24

44	Fannie Mae, Pool #MA3026	3.50	6/1/47	44

38	Fannie Mae, Pool #AX9530	3.50	2/1/45	38

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$15	Fannie Mae, Pool #AJ1886	3.50	3/1/42	$15

21	Fannie Mae, Pool #MA3059	3.50	7/1/37	22

95	Fannie Mae, Pool #AB6017	3.50	8/1/42	96

47	Fannie Mae, Pool #AB5511	3.50	7/1/42	48

37	Fannie Mae, Pool #MA2706	3.50	8/1/46	37

25	Fannie Mae, Pool #MA3494	3.50	10/1/48	25

46	Fannie Mae, Pool #MA3182	3.50	11/1/47	46

17	Fannie Mae, Pool #MA2522	3.50	2/1/46	17

28	Fannie Mae, Pool #AY3377	3.50	4/1/45	28

21	Fannie Mae, Pool #BM1568	3.50	7/1/47	21

17	Fannie Mae, Pool #MA2389	3.50	9/1/35	17

39	Fannie Mae, Pool #AB2052	3.50	1/1/26	39

54	Fannie Mae, Pool #MA2125	3.50	12/1/44	54

50	Fannie Mae, Pool #MA3520	3.50	10/1/48	50

24	Fannie Mae, Pool #BK9038	3.50	10/1/33	24

27	Fannie Mae, Pool #AL1717	3.50	5/1/27	28

15	Fannie Mae, Pool #AS4236	3.50	1/1/45	15

84	Fannie Mae, Pool #AQ0546	3.50	11/1/42	85

192	Fannie Mae, Pool #AO2548	3.50	4/1/42	193

48	Fannie Mae, Pool #BJ4916	3.50	3/1/48	48

58	Fannie Mae, Pool #AS3133	3.50	8/1/44	59

16	Fannie Mae, Pool #BA1893	3.50	8/1/45	16

33	Fannie Mae, Pool #AZ0862	3.50	7/1/45	33

55	Fannie Mae, Pool #AS4771	3.50	4/1/45	55

44	Fannie Mae, Pool #AS4772	3.50	4/1/45	45

25	Fannie Mae, Pool #BK7428	3.50	8/1/48	25

23	Fannie Mae, Pool #AS0024	3.50	7/1/43	23

38	Fannie Mae, Pool #BA3123	3.50	2/1/46	38

31	Fannie Mae, Pool #BC1158	3.50	2/1/46	31

36	Fannie Mae, Pool #AS7388	3.50	6/1/46	36

17	Fannie Mae, Pool #AS6394	3.50	12/1/45	18

24	Fannie Mae, Pool #BJ3716	3.50	12/1/47	25

35	Fannie Mae, Pool #AS6102	3.50	11/1/45	35

39	Fannie Mae, Pool #AS7491	3.50	7/1/46	39

36	Fannie Mae, Pool #BC2926	3.50	3/1/46	36

14	Fannie Mae, Pool #AS5596	3.50	8/1/45	14

21	Fannie Mae, Pool #BD5046	3.50	2/1/47	21

46	Fannie Mae, Pool #MA3243	3.50	1/1/38	47

21	Fannie Mae, Pool #BC0443	3.50	12/1/45	21

21	Fannie Mae, Pool #BE8373	4.00	2/1/47	22

21	Fannie Mae, Pool #CA0183	4.00	8/1/47	22

44	Fannie Mae, Pool #MA3121	4.00	9/1/47	44

25	Fannie Mae, Pool #BD7060	4.00	3/1/47	25

25	Fannie Mae, Pool #BD7165	4.00	4/1/47	26

25	Fannie Mae, Pool #BK0920	4.00	7/1/48	25

42	Fannie Mae, Pool #BM2002	4.00	10/1/47	43

42	Fannie Mae, Pool #BM1066	4.00	2/1/47	43

22	Fannie Mae, Pool #MA3183	4.00	11/1/47	23

24	Fannie Mae, Pool #BK0909	4.00	7/1/48	25

17	Fannie Mae, Pool #AZ7362	4.00	11/1/45	17

37	Fannie Mae, Pool #AS6213	4.00	11/1/45	38

48	Fannie Mae, Pool #AS8823	4.00	2/1/47	49

44	Fannie Mae, Pool #AS9831	4.00	6/1/47	45

23	Fannie Mae, Pool #MA3277	4.00	2/1/48	24

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$42	Fannie Mae, Pool #AS9314	4.00	3/1/47	$42

26	Fannie Mae, Pool #AU8849	4.00	11/1/43	26

11	Fannie Mae, Pool #AZ1210	4.00	5/1/45	11

45	Fannie Mae, Pool #AO2959	4.00	5/1/42	47

47	Fannie Mae, Pool #AS3467	4.00	10/1/44	48

28	Fannie Mae, Pool #AS3452	4.00	9/1/44	28

12	Fannie Mae, Pool #AV0606	4.00	11/1/43	13

19	Fannie Mae, Pool #AS8532	4.00	12/1/46	20

21	Fannie Mae, Pool #AS7600	4.00	7/1/46	21

46	Fannie Mae, Pool #AS3468	4.00	10/1/44	47

35	Fannie Mae, Pool #AL8139	4.00	2/1/32	36

39	Fannie Mae, Pool #AH6242	4.00	4/1/26	40

64	Fannie Mae, Pool #AJ5303	4.00	11/1/41	66

27	Fannie Mae, Pool #MA0534	4.00	10/1/30	28

17	Fannie Mae, Pool #MA2415	4.00	10/1/45	17

43	Fannie Mae, Pool #AC7328	4.00	12/1/39	44

44	Fannie Mae, Pool #MA2995	4.00	5/1/47	45

36	Fannie Mae, Pool #AX0841	4.00	9/1/44	37

112	Fannie Mae, Pool #190405	4.00	10/1/40	115

11	Fannie Mae, Pool #AY9901	4.00	7/1/45	12

9	Fannie Mae, Pool #930998	4.50	4/1/29	10

24	Fannie Mae, Pool #CA1711	4.50	5/1/48	25

—	Fannie Mae, Pool #AB0339	4.50	1/1/20	—

22	Fannie Mae, Pool #CA0623	4.50	10/1/47	23

14	Fannie Mae, Pool #AU9017	4.50	9/1/43	14

25	Fannie Mae, Pool #BM3286	4.50	11/1/47	25

72	Fannie Mae, Pool #AE0217	4.50	8/1/40	76

—	Fannie Mae, Pool #745278	4.50	6/1/19	—

53	Fannie Mae, Pool #AE0954	4.50	2/1/41	56

19	Fannie Mae, Pool #AL6567	4.50	10/1/44	20

56	Fannie Mae, Pool #AL1107	4.50	11/1/41	59

18	Fannie Mae, Pool #BH3310	4.50	5/1/47	19

24	Fannie Mae, Pool #BK4850	4.50	5/1/48	25

19	Fannie Mae, Pool #AS2751	4.50	6/1/44	19

25	Fannie Mae, Pool #BK6328	4.50	6/1/48	26

16	Fannie Mae, Pool #BE6489	4.50	1/1/47	17

2	Fannie Mae, Pool #735646	4.50	7/1/20	2

6	Fannie Mae, Pool #829106	4.50	10/1/20	6

11	Fannie Mae, Pool #725027	5.00	11/1/33	12

8	Fannie Mae, Pool #890603	5.00	8/1/41	9

55	Fannie Mae, Pool #889117	5.00	10/1/35	58

25	Fannie Mae, Pool #725238	5.00	3/1/34	27

24	Fannie Mae, Pool #BM3904	5.00	5/1/48	25

25	Fannie Mae, Pool #BE3782	5.00	7/1/47	26

10	Fannie Mae, Pool #890221	5.50	12/1/33	11

22	Fannie Mae, Pool #959451	6.00	12/1/37	24

60	Fannie Mae, Pool #725228	6.00	3/1/34	65

31	Fannie Mae, Pool #AE0442	6.50	1/1/39	36

25	Fannie Mae, 15 YR TBA	3.00	1/25/32	25

25	Fannie Mae, 15 YR TBA	3.50	1/25/32	25

25	Fannie Mae, 30 YR TBA	3.00	1/25/49	24

75	Fannie Mae, 30 YR TBA	3.50	1/25/49	75

25	Fannie Mae, 30 YR TBA	4.00	2/25/48	25

225	Fannie Mae, 30 YR TBA	4.00	1/25/49	229

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$25	Fannie Mae, 30 YR TBA	4.50	2/25/49	$26

100	Fannie Mae, 30 YR TBA	4.50	1/25/49	104

29	Freddie Mac, Pool #J25686	2.00	9/1/28	28

18	Freddie Mac, Pool #G07445	2.50	7/1/43	17

39	Freddie Mac, Pool #J35896	2.50	12/1/31	38

24	Freddie Mac, Pool #G18687	2.50	5/1/33	24

25	Freddie Mac, Pool #G18683	2.50	4/1/33	24

61	Freddie Mac, Pool #G18459	2.50	3/1/28	61

20	Freddie Mac, Pool #G18635	2.50	3/1/32	20

45	Freddie Mac, Pool #G18470	2.50	6/1/28	45

45	Freddie Mac, Pool #G18485	2.50	10/1/28	45

25	Freddie Mac, Pool #J25193	3.00	8/1/23	25

95	Freddie Mac, Pool #C09035	3.00	4/1/43	93

24	Freddie Mac, Pool #J36428	3.00	2/1/32	24

21	Freddie Mac, Pool #G08732	3.00	11/1/46	21

25	Freddie Mac, Pool #G08855	3.00	10/1/48	24

25	Freddie Mac, Pool #G08803	3.00	3/1/48	24

25	Freddie Mac, Pool #G08783	3.00	10/1/47	24

16	Freddie Mac, Pool #J15438	3.00	5/1/21	16

24	Freddie Mac, Pool #J38057	3.00	12/1/32	24

22	Freddie Mac, Pool #Q46441	3.00	2/1/47	22

22	Freddie Mac, Pool #Q44665	3.00	11/1/46	22

32	Freddie Mac, Pool #G15145	3.00	7/1/29	32

88	Freddie Mac, Pool #G08741	3.00	1/1/47	85

44	Freddie Mac, Pool #G08750	3.00	3/1/47	43

11	Freddie Mac, Pool #G18518	3.00	7/1/29	11

18	Freddie Mac, Pool #G18601	3.00	5/1/31	17

44	Freddie Mac, Pool #G18663	3.00	10/1/32	44

38	Freddie Mac, Pool #C91709	3.00	6/1/33	38

14	Freddie Mac, Pool #C91809	3.00	2/1/35	14

21	Freddie Mac, Pool #C91927	3.00	5/1/37	21

22	Freddie Mac, Pool #Q44452	3.00	11/1/46	21

43	Freddie Mac, Pool #G08737	3.00	12/1/46	42

45	Freddie Mac, Pool #G60989	3.00	12/1/46	44

66	Freddie Mac, Pool #G08631	3.00	3/1/45	65

46	Freddie Mac, Pool #G08701	3.00	4/1/46	45

17	Freddie Mac, Pool #G08635	3.00	4/1/45	17

65	Freddie Mac, Pool #G08524	3.00	3/1/43	64

97	Freddie Mac, Pool #G08537	3.00	7/1/43	95

25	Freddie Mac, Pool #V83453	3.50	10/1/47	25

34	Freddie Mac, Pool #Q43933	3.50	10/1/46	34

49	Freddie Mac, Pool #G08650	3.50	6/1/45	49

23	Freddie Mac, Pool #Q52319	3.50	11/1/47	23

25	Freddie Mac, Pool #Q53176	3.50	12/1/47	25

25	Freddie Mac, Pool #Q57871	3.50	8/1/48	25

52	Freddie Mac, Pool #C03759	3.50	2/1/42	52

18	Freddie Mac, Pool #J14069	3.50	1/1/26	19

37	Freddie Mac, Pool #G08698	3.50	3/1/46	37

48	Freddie Mac, Pool #Q09896	3.50	8/1/42	48

16	Freddie Mac, Pool #G08627	3.50	2/1/45	16

60	Freddie Mac, Pool #G08667	3.50	9/1/45	61

22	Freddie Mac, Pool #G08620	3.50	12/1/44	23

57	Freddie Mac, Pool #G08554	3.50	10/1/43	57

24	Freddie Mac, Pool #G18707	3.50	9/1/33	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$40	Freddie Mac, Pool #C91456	3.50	6/1/32	$41

71	Freddie Mac, Pool #G08636	3.50	4/1/45	71

24	Freddie Mac, Pool #C92003	3.50	7/1/38	24

13	Freddie Mac, Pool #J13919	3.50	12/1/20	13

22	Freddie Mac, Pool #G08757	3.50	4/1/47	22

19	Freddie Mac, Pool #G08702	3.50	4/1/46	19

45	Freddie Mac, Pool #G61148	3.50	9/1/47	45

35	Freddie Mac, Pool #G08687	3.50	1/1/46	35

22	Freddie Mac, Pool #G08770	3.50	7/1/47	22

38	Freddie Mac, Pool #G08784	3.50	10/1/47	38

65	Freddie Mac, Pool #G08681	3.50	12/1/45	65

43	Freddie Mac, Pool #G08761	3.50	5/1/47	43

24	Freddie Mac, Pool #G08816	3.50	6/1/48	24

34	Freddie Mac, Pool #G08693	3.50	3/1/46	34

18	Freddie Mac, Pool #G08623	3.50	1/1/45	18

103	Freddie Mac, Pool #G08495	3.50	6/1/42	104

15	Freddie Mac, Pool #J30284	3.50	11/1/29	15

17	Freddie Mac, Pool #C91395	4.00	9/1/31	17

1	Freddie Mac, Pool #J06163	4.00	1/1/20	1

44	Freddie Mac, Pool #G08606	4.00	9/1/44	45

27	Freddie Mac, Pool #G08771	4.00	7/1/47	28

43	Freddie Mac, Pool #G08775	4.00	8/1/47	44

26	Freddie Mac, Pool #G08563	4.00	1/1/44	26

60	Freddie Mac, Pool #G08637	4.00	4/1/45	61

36	Freddie Mac, Pool #G08567	4.00	1/1/44	37

25	Freddie Mac, Pool #G08801	4.00	2/1/48	25

5	Freddie Mac, Pool #G11690	4.00	2/1/20	5

43	Freddie Mac, Pool #V83344	4.00	8/1/47	44

36	Freddie Mac, Pool #G08669	4.00	9/1/45	37

48	Freddie Mac, Pool #Q24955	4.00	2/1/44	49

24	Freddie Mac, Pool #Q58680	4.00	9/1/48	24

36	Freddie Mac, Pool #A96286	4.00	1/1/41	37

38	Freddie Mac, Pool #G08752	4.00	3/1/47	39

45	Freddie Mac, Pool #G06506	4.00	12/1/40	46

57	Freddie Mac, Pool #A97692	4.50	3/1/41	59

38	Freddie Mac, Pool #G01890	4.50	10/1/35	39

7	Freddie Mac, Pool #C90686	4.50	6/1/23	8

20	Freddie Mac, Pool #G08781	4.50	9/1/47	21

15	Freddie Mac, Pool #C09059	4.50	3/1/44	15

25	Freddie Mac, Pool #Q58217	4.50	9/1/48	26

24	Freddie Mac, Pool #G08820	4.50	5/1/48	24

23	Freddie Mac, Pool #Q52321	4.50	11/1/47	24

19	Freddie Mac, Pool #A97186	4.50	3/1/41	20

25	Freddie Mac, Pool #G05904	5.00	9/1/39	27

23	Freddie Mac, Pool #G04817	5.00	9/1/38	24

24	Freddie Mac, Pool #G01962	5.00	12/1/35	25

115	Freddie Mac, Pool #G01665	5.50	3/1/34	124

4	Freddie Mac, Pool #C90989	6.00	9/1/26	5

23	Freddie Mac, Pool #G02794	6.00	5/1/37	25

12	Freddie Mac, Pool #G03616	6.00	12/1/37	13

25	Freddie Mac, Gold 15 YR TBA	3.00	1/15/33	25

25	Freddie Mac, Gold 15 YR TBA	4.00	1/15/33	26

25	Freddie Mac, Gold 30 YR TBA	3.00	1/15/49	24

75	Freddie Mac, Gold 30 YR TBA	3.50	1/15/48	75

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$275	Freddie Mac, Gold 30 YR TBA	4.00	1/15/48	$279

25	Freddie Mac, Gold 30 YR TBA	4.50	2/15/47	26

75	Freddie Mac, Gold 30 YR TBA	4.50	1/15/48	78

25	Freddie Mac, Gold 30 YR TBA	5.00	1/15/48	26

11	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	11

9	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	9

21	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	20

20	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	20

31	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	31

28	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	28

32	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	31

46	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	46

43	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	42

41	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	40

44	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	44

52	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	51

17	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	17

44	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	44

46	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	45

31	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	31

71	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	69

36	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	35

25	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	24

18	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	18

52	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	52

21	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	21

37	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	37

23	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	23

46	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	46

39	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	39

21	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	20

23	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	23

24	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	24

23	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	23

23	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	23

14	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	14

22	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	22

23	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	23

38	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	39

48	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	48

38	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	38

49	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	49

69	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	70

40	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	41

21	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	21

36	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	36

45	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	45

28	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	29

19	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	19

30	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	31

39	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	40

38	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	38

36	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	36

36	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	36

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$35	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	$35

40	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	40

31	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	32

34	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	34

16	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	16

9	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	9

29	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	30

41	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	41

43	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	43

16	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	16

30	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	30

35	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	35

15	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	15

43	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	43

44	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	45

47	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	47

31	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	31

19	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	19

24	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	24

25	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	26

17	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	18

21	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	22

19	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	19

26	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	26

21	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	22

38	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	39

20	Government National Mortgage Association, Pool #BD9886	4.00	1/15/48	21

19	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	19

37	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	38

13	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	13

24	Government National Mortgage Association, Pool #738710	4.00	9/15/41	25

18	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	18

11	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	12

41	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	42

25	Government National Mortgage Association, Pool #BB5932	4.00	9/15/47	26

24	Government National Mortgage Association, Pool #MA3804	4.00	7/20/46	25

21	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	21

40	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	41

22	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	22

21	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	21

12	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	12

17	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	17

70	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	72

44	Government National Mortgage Association, Pool #721760	4.50	8/15/40	46

25	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	26

21	Government National Mortgage Association, Pool #BA2485	4.50	4/15/47	22

16	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	17

74	Government National Mortgage Association, Pool #4801	4.50	9/20/40	78

18	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	19

22	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	23

18	Government National Mortgage Association, Pool #738906	4.50	10/15/41	18

9	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	9

21	Government National Mortgage Association, Pool #MA5080	5.00	3/20/48	22

44	Government National Mortgage Association, Pool #4559	5.00	10/20/39	47

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$32	Government National Mortgage Association, Pool #697946	5.00	3/15/39	$34

20	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	21

19	Government National Mortgage Association, Pool #510835	5.50	2/15/35	20

20	Government National Mortgage Association, Pool #4222	6.00	8/20/38	21

2	Government National Mortgage Association, Pool #582199	6.50	1/15/32	3

150	Government National Mortgage Association, 30 YR TBA	3.00	1/20/49	148

225	Government National Mortgage Association, 30 YR TBA	3.50	1/20/48	227

25	Government National Mortgage Association, 30 YR TBA	4.00	2/20/48	26

325	Government National Mortgage Association, 30 YR TBA	4.00	1/20/49	333

50	Government National Mortgage Association, 30 YR TBA	4.50	2/20/48	52

150	Government National Mortgage Association, 30 YR TBA	4.50	1/20/48	155

25	Government National Mortgage Association, 30 YR TBA	5.00	2/20/48	26

25	Government National Mortgage Association, 30 YR TBA	5.00	11/20/48	26

	Total U.S. Government Agency Mortgages			14,419

	U.S. Government Agency Securities — 1.20%

65	Fannie Mae	1.25	5/6/21	64

25	Fannie Mae	1.38	10/7/21	24

60	Fannie Mae	1.50	6/22/20	59

50	Fannie Mae, Callable 1/27/19 @ 100.00	1.70	1/27/20	49

30	Fannie Mae	2.13	4/24/26	29

10	Fannie Mae	5.63	7/15/37	13

20	Fannie Mae	6.63	11/15/30	27

25	Federal Home Loan Bank	1.13	7/14/21	24

25	Federal Home Loan Bank	1.38	9/28/20	24

55	Federal Home Loan Bank	1.88	11/29/21	55

25	Federal Home Loan Bank	2.13	3/10/23	24

40	Federal Home Loan Bank	2.13	2/11/20	40

40	Federal Home Loan Bank	2.88	9/13/24	40

20	Federal Home Loan Bank	4.13	3/13/20	20

15	Federal Home Loan Bank	5.63	6/11/21	16

25	Freddie Mac	1.38	5/1/20	25

20	Freddie Mac	1.40	8/22/19	20

25	Freddie Mac	1.50	1/17/20	25

50	Freddie Mac	1.88	11/17/20	48

40	Freddie Mac	2.38	1/13/22	40

15	Freddie Mac	6.25	7/15/32	20

25	Freddie Mac	6.75	9/15/29	33

10	Freddie Mac	6.75	3/15/31	14

5	Tennessee Valley Authority	3.50	12/15/42	5

30	Tennessee Valley Authority	5.88	4/1/36	39

20	Tennessee Valley Authority, Series E	6.75	11/1/25	25

	Total U.S. Government Agency Securities			802

	Corporate Bonds — 31.84%

196	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75	11/30/26	193

145	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	128

135	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	125

25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	24

245	American Express Co. (Consumer Finance), Callable 7/1/22 @ 100.00	2.50	8/1/22	236

100	American Express Co. (Consumer Finance), Callable 1/27/23 @ 100.00	3.40	2/27/23	99

395	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	394

30	Amgen, Inc. (Biotechnology), Callable 4/11/22 @ 100.00	2.65	5/11/22	29

280	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13	5/1/25	269

10	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	10

20	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	19

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$350	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	$344

410	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 11/1/25 @ 100.00	3.65	2/1/26	388

140	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	130

140	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	130

40	Anthem, Inc. (Health Care Providers & Services)	3.30	1/15/23	39

127	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	121

145	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	146

70	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	68

90	Archer-Daniels-Midland Co., Class C (Food Products)	4.02	4/16/43	85

340	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	346

195	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	190

90	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	88

40	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	39

855	Bank of America Corp., MTN (Banks)	3.88	8/1/25	847

135	Bank One Corp. (Banks)	8.00	4/29/27	166

270	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	270

50	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	48

155	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	136

130	Capital One Financial Corp. (Consumer Finance), Callable 3/30/21 @ 100.00	3.45	4/30/21	130

470	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	462

120	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	123

35	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	41

50	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	49

655	Citigroup, Inc. (Banks)	3.40	5/1/26	616

210	Citigroup, Inc. (Banks)	4.50	1/14/22	215

245	Comcast Corp. (Media)	4.75	3/1/44	246

170	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	211

20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	26

180	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	186

45	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	46

210	CSX Corp. (Road & Rail)	6.22	4/30/40	249

240	CVS Health Corp. (Health Care Providers & Services), Callable 9/1/22 @ 100.00	2.75	12/1/22	231

535	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	525

100	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/22 @ 100.00	3.25	5/15/22	97

188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	178

225	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	214

225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	223

35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	35

100	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	100

25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	25

140	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	137

85	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75	2/15/25	84

184	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	179

100	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	102

55	Fiserv, Inc. (IT Services), Callable 7/1/22 @ 100.00	3.50	10/1/22	55

190	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	188

175	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	175

101	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	97

50	GlaxoSmithKline PLC (Diversified Financial Services)	6.38	5/15/38	63

305	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	289

255	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	265

50	Goldman Sachs Group, Inc. (Capital Markets)	5.75	1/24/22	52

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$145	Home Depot, Inc. (The) (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	$166

21	International Paper Co. (Containers & Packaging), Callable 11/15/21 @ 100.00	4.75	2/15/22	22

90	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	95

45	Interpublic Group of Companies, Inc. (Media)	4.00	3/15/22	45

250	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	249

400	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	381

50	JPMorgan Chase & Co. (Banks)	3.63	5/13/24	50

230	JPMorgan Chase & Co. (Banks)	4.50	1/24/22	237

35	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	34

60	Lincoln National Corp. (Insurance)	4.85	6/24/21	62

95	Lincoln National Corp. (Insurance)	7.00	6/15/40	120

135	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	139

85	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	77

45	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	42

135	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	136

25	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	26

55	Medtronic, Inc. (Health Care Equipment & Supplies)	4.63	3/15/45	58

70	MetLife, Inc. (Insurance)	5.70	6/15/35	79

310	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	331

110	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	131

305	Morgan Stanley (Capital Markets)	2.63	11/17/21	298

355	Morgan Stanley (Capital Markets)	3.13	1/23/23	347

255	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95	2/7/24	251

190	Nucor Corp. (Metals & Mining), Callable 6/15/22 @ 100.00	4.13	9/15/22	195

110	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	117

195	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	185

253	Oracle Corp. (Software)	5.38	7/15/40	280

100	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	100

75	Philip Morris International, Inc. (Tobacco)	3.25	11/10/24	72

95	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	91

56	Procter & Gamble Co. (The) (Household Products)	9.36	1/1/21	59

170	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	200

45	Prudential Financial, Inc., MTN (Insurance), Callable 12/27/27 @ 100.00	3.88	3/27/28	45

15	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	18

30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	28

125	RELX Capital, Inc. (Professional Services), Callable 7/15/22 @ 100.00	3.13	10/15/22	123

170	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50	3/16/23	168

155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	146

35	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	34

190	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	187

215	Ryder System, Inc., MTN (Road & Rail), Callable 8/1/21 @ 100.00	2.25	9/1/21	208

115	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	112

50	Ryder System, Inc. (Road & Rail), Callable 10/15/21 @ 100.00	3.45	11/15/21	50

15	Sherwin-Williams Co. (The) (Chemicals), Callable 5/1/25 @ 100.00	3.45	8/1/25	14

150	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45	10/1/23	143

60	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	56

171	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	180

255	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	247

135	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	113

190	SunTrust Banks, Inc. (Banks), Callable 12/27/21 @ 100.00	2.70	1/27/22	185

45	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	54

215	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13	6/1/24	206

170	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	211

115	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00	4/15/23	112

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$140	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	$142

40	Twenty-First Century Fox, Inc. (Media), Callable 3/15/44 @ 100.00	4.75	9/15/44	43

170	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	207

95	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	95

5	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	6

50	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	47

75	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	78

85	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	90

110	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	121

40	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	40

175	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	168

150	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	145

470	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	501

80	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	83

50	Walmart, Inc. (Food & Staples Retailing)	5.63	4/1/40	60

140	Wells Fargo & Co., MTN (Banks)	2.63	7/22/22	135

355	Wells Fargo & Co. (Banks)	3.00	2/19/25	335

150	Wells Fargo & Co., MTN (Banks)	3.30	9/9/24	145

120	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	123

250	WestRock Co. (Containers & Packaging)	4.90	3/1/22	257

55	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	70

100	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	133

	Total Corporate Bonds			21,360

	U.S. Treasury Obligations — 32.86%

122	U.S. Treasury Bond	2.25	8/15/46	104

170	U.S. Treasury Bond	2.50	2/15/46	154

60	U.S. Treasury Bond	2.50	2/15/45	54

125	U.S. Treasury Bond	2.50	5/15/46	113

79	U.S. Treasury Bond	2.75	11/15/42	76

160	U.S. Treasury Bond	2.75	11/15/47	152

58	U.S. Treasury Bond	2.75	8/15/42	56

25	U.S. Treasury Bond	2.75	8/15/47	24

120	U.S. Treasury Bond	2.88	5/15/43	117

115	U.S. Treasury Bond	2.88	11/15/46	112

110	U.S. Treasury Bond	2.88	8/15/45	107

75	U.S. Treasury Bond	3.00	11/15/45	75

125	U.S. Treasury Bond	3.00	8/15/48	125

50	U.S. Treasury Bond	3.00	2/15/48	50

100	U.S. Treasury Bond	3.00	5/15/47	100

160	U.S. Treasury Bond	3.00	2/15/47	160

44	U.S. Treasury Bond	3.00	5/15/42	44

120	U.S. Treasury Bond	3.00	11/15/44	120

160	U.S. Treasury Bond	3.00	5/15/45	160

115	U.S. Treasury Bond	3.13	8/15/44	118

180	U.S. Treasury Bond	3.13	5/15/48	184

90	U.S. Treasury Bond	3.13	2/15/43	92

67	U.S. Treasury Bond	3.13	2/15/42	69

15	U.S. Treasury Bond	3.13	11/15/41	15

130	U.S. Treasury Bond	3.38	5/15/44	139

50	U.S. Treasury Bond	3.38	11/15/48	54

20	U.S. Treasury Bond	3.50	2/15/39	22

120	U.S. Treasury Bond	3.63	2/15/44	133

75	U.S. Treasury Bond	3.63	8/15/43	83

53	U.S. Treasury Bond	3.75	8/15/41	60

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$120	U.S. Treasury Bond	3.75	11/15/43	$136

50	U.S. Treasury Bond	3.88	8/15/40	58

40	U.S. Treasury Bond	4.25	11/15/40	48

35	U.S. Treasury Bond	4.38	5/15/41	43

50	U.S. Treasury Bond	4.38	2/15/38	61

60	U.S. Treasury Bond	4.38	5/15/40	74

35	U.S. Treasury Bond	4.38	11/15/39	43

10	U.S. Treasury Bond	4.50	2/15/36	12

25	U.S. Treasury Bond	4.50	8/15/39	31

70	U.S. Treasury Bond	4.63	2/15/40	89

70	U.S. Treasury Bond	4.75	2/15/41	91

40	U.S. Treasury Bond	5.00	5/15/37	53

60	U.S. Treasury Bond	5.25	2/15/29	73

30	U.S. Treasury Bond	5.25	11/15/28	37

55	U.S. Treasury Bond	5.38	2/15/31	70

25	U.S. Treasury Bond	6.00	2/15/26	31

25	U.S. Treasury Bond	6.13	8/15/29	33

35	U.S. Treasury Bond	6.13	11/15/27	44

35	U.S. Treasury Bond	6.25	5/15/30	47

50	U.S. Treasury Bond	6.38	8/15/27	64

15	U.S. Treasury Bond	6.50	11/15/26	19

17	U.S. Treasury Bond	7.50	11/15/24	22

15	U.S. Treasury Bond	7.63	2/15/25	19

40	U.S. Treasury Bond	8.00	11/15/21	46

100	U.S. Treasury Note	1.13	8/31/21	97

100	U.S. Treasury Note	1.13	6/30/21	97

150	U.S. Treasury Note	1.13	7/31/21	145

80	U.S. Treasury Note	1.13	9/30/21	77

65	U.S. Treasury Note	1.13	4/30/20	64

70	U.S. Treasury Note	1.13	3/31/20	69

100	U.S. Treasury Note	1.25	3/31/21	97

55	U.S. Treasury Note	1.25	2/29/20	54

105	U.S. Treasury Note	1.25	1/31/20	103

155	U.S. Treasury Note	1.38	10/31/20	152

75	U.S. Treasury Note	1.38	1/15/20	74

50	U.S. Treasury Note	1.38	2/15/20	49

20	U.S. Treasury Note	1.38	9/15/20	20

155	U.S. Treasury Note	1.38	9/30/20	152

110	U.S. Treasury Note	1.38	4/30/20	108

80	U.S. Treasury Note	1.38	1/31/21	78

50	U.S. Treasury Note	1.38	8/31/20	49

70	U.S. Treasury Note	1.38	1/31/20	69

115	U.S. Treasury Note	1.38	3/31/20	113

125	U.S. Treasury Note	1.38	8/31/23	119

100	U.S. Treasury Note	1.38	4/30/21	98

50	U.S. Treasury Note	1.38	9/30/23	47

120	U.S. Treasury Note	1.38	2/29/20	118

50	U.S. Treasury Note	1.38	5/31/20	49

100	U.S. Treasury Note	1.38	5/31/21	97

100	U.S. Treasury Note	1.50	3/31/23	96

110	U.S. Treasury Note	1.50	6/15/20	108

100	U.S. Treasury Note	1.50	4/15/20	99

105	U.S. Treasury Note	1.50	5/31/20	103

105	U.S. Treasury Note	1.50	2/28/23	101

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$50	U.S. Treasury Note	1.50	8/15/20	$49

100	U.S. Treasury Note	1.50	5/15/20	99

100	U.S. Treasury Note	1.50	7/15/20	98

80	U.S. Treasury Note	1.50	1/31/22	78

185	U.S. Treasury Note	1.50	8/15/26	171

100	U.S. Treasury Note	1.63	10/31/23	96

135	U.S. Treasury Note	1.63	8/31/22	131

110	U.S. Treasury Note	1.63	7/31/20	108

185	U.S. Treasury Note	1.63	5/15/26	173

100	U.S. Treasury Note	1.63	6/30/20	99

102	U.S. Treasury Note	1.63	11/15/22	99

80	U.S. Treasury Note	1.63	5/31/23	77

100	U.S. Treasury Note	1.63	3/15/20	99

100	U.S. Treasury Note	1.63	4/30/23	96

155	U.S. Treasury Note	1.63	11/30/20	152

120	U.S. Treasury Note	1.63	2/15/26	112

65	U.S. Treasury Note	1.63	8/15/22	63

35	U.S. Treasury Note	1.63	10/15/20	34

115	U.S. Treasury Note	1.75	4/30/22	112

164	U.S. Treasury Note	1.75	5/15/23	159

85	U.S. Treasury Note	1.75	2/28/22	83

130	U.S. Treasury Note	1.75	11/30/21	127

110	U.S. Treasury Note	1.75	9/30/22	107

90	U.S. Treasury Note	1.75	5/15/22	88

60	U.S. Treasury Note	1.75	12/31/20	59

95	U.S. Treasury Note	1.75	10/31/20	94

80	U.S. Treasury Note	1.75	1/31/23	78

85	U.S. Treasury Note	1.75	3/31/22	83

125	U.S. Treasury Note	1.88	10/31/22	122

85	U.S. Treasury Note	1.88	8/31/22	83

110	U.S. Treasury Note	1.88	11/30/21	108

100	U.S. Treasury Note	1.88	8/31/24	97

150	U.S. Treasury Note	1.88	2/28/22	147

100	U.S. Treasury Note	1.88	3/31/22	98

90	U.S. Treasury Note	1.88	9/30/22	88

125	U.S. Treasury Note	1.88	4/30/22	123

105	U.S. Treasury Note	1.88	1/31/22	103

65	U.S. Treasury Note	1.88	7/31/22	64

85	U.S. Treasury Note	1.88	5/31/22	83

195	U.S. Treasury Note	2.00	2/15/25	189

60	U.S. Treasury Note	2.00	10/31/21	59

65	U.S. Treasury Note	2.00	9/30/20	64

195	U.S. Treasury Note	2.00	8/15/25	188

80	U.S. Treasury Note	2.00	1/31/20	79

70	U.S. Treasury Note	2.00	4/30/24	68

50	U.S. Treasury Note	2.00	7/31/20	50

145	U.S. Treasury Note	2.00	11/15/21	143

100	U.S. Treasury Note	2.00	2/15/22	99

185	U.S. Treasury Note	2.00	11/15/26	177

80	U.S. Treasury Note	2.00	8/31/21	79

110	U.S. Treasury Note	2.00	12/31/21	108

170	U.S. Treasury Note	2.00	2/15/23	167

150	U.S. Treasury Note	2.00	11/30/22	147

10	U.S. Treasury Note	2.00	1/15/21	10

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$100	U.S. Treasury Note	2.00	2/28/21	$99

95	U.S. Treasury Note	2.00	7/31/22	93

90	U.S. Treasury Note	2.00	6/30/24	88

25	U.S. Treasury Note	2.00	11/30/20	25

100	U.S. Treasury Note	2.00	5/31/21	99

100	U.S. Treasury Note	2.00	10/31/22	98

65	U.S. Treasury Note	2.13	9/30/21	64

115	U.S. Treasury Note	2.13	9/30/24	112

30	U.S. Treasury Note	2.13	1/31/21	30

45	U.S. Treasury Note	2.13	7/31/24	44

115	U.S. Treasury Note	2.13	11/30/24	112

120	U.S. Treasury Note	2.13	8/15/21	119

105	U.S. Treasury Note	2.13	12/31/21	104

80	U.S. Treasury Note	2.13	8/31/20	79

105	U.S. Treasury Note	2.13	2/29/24	103

90	U.S. Treasury Note	2.13	6/30/22	89

195	U.S. Treasury Note	2.13	5/15/25	190

70	U.S. Treasury Note	2.13	6/30/21	69

85	U.S. Treasury Note	2.13	3/31/24	83

210	U.S. Treasury Note	2.13	12/31/22	207

90	U.S. Treasury Note	2.13	11/30/23	88

80	U.S. Treasury Note	2.25	12/31/23	79

175	U.S. Treasury Note	2.25	11/15/27	169

80	U.S. Treasury Note	2.25	12/31/24	79

195	U.S. Treasury Note	2.25	11/15/25	191

185	U.S. Treasury Note	2.25	8/15/27	179

140	U.S. Treasury Note	2.25	7/31/21	139

115	U.S. Treasury Note	2.25	10/31/24	113

80	U.S. Treasury Note	2.25	1/31/24	79

10	U.S. Treasury Note	2.25	3/31/20	10

225	U.S. Treasury Note	2.25	2/15/27	220

150	U.S. Treasury Note	2.25	11/15/24	147

80	U.S. Treasury Note	2.25	4/30/21	80

80	U.S. Treasury Note	2.25	3/31/21	80

90	U.S. Treasury Note	2.25	2/29/20	90

85	U.S. Treasury Note	2.25	2/15/21	85

110	U.S. Treasury Note	2.38	1/31/23	109

10	U.S. Treasury Note	2.38	3/15/21	10

70	U.S. Treasury Note	2.38	12/31/20	70

100	U.S. Treasury Note	2.38	8/15/24	99

90	U.S. Treasury Note	2.38	4/15/21	90

175	U.S. Treasury Note	2.38	5/15/27	171

170	U.S. Treasury Note	2.38	4/30/20	170

50	U.S. Treasury Note	2.50	3/31/23	50

90	U.S. Treasury Note	2.50	1/31/25	90

127	U.S. Treasury Note	2.50	8/15/23	127

155	U.S. Treasury Note	2.50	5/15/24	155

110	U.S. Treasury Note	2.50	12/31/20	110

100	U.S. Treasury Note	2.50	5/31/20	100

100	U.S. Treasury Note	2.50	6/30/20	100

100	U.S. Treasury Note	2.63	12/31/23	101

90	U.S. Treasury Note	2.63	12/31/25	90

100	U.S. Treasury Note	2.63	8/31/20	100

105	U.S. Treasury Note	2.63	12/15/21	105

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$105	U.S. Treasury Note	2.63		6/30/23	$106

95	U.S. Treasury Note	2.63		6/15/21	95

200	U.S. Treasury Note	2.63		11/15/20	200

95	U.S. Treasury Note	2.63		5/15/21	95

100	U.S. Treasury Note	2.63		3/31/25	100

110	U.S. Treasury Note	2.63		2/28/23	111

130	U.S. Treasury Note	2.63		7/15/21	130

90	U.S. Treasury Note	2.63		7/31/20	90

95	U.S. Treasury Note	2.75		8/15/21	96

90	U.S. Treasury Note	2.75		7/31/23	91

110	U.S. Treasury Note	2.75		11/30/20	110

105	U.S. Treasury Note	2.75		9/30/20	105

100	U.S. Treasury Note	2.75		9/15/21	101

85	U.S. Treasury Note	2.75		8/31/25	86

100	U.S. Treasury Note	2.75		2/15/24	101

90	U.S. Treasury Note	2.75		6/30/25	91

105	U.S. Treasury Note	2.75		8/31/23	106

95	U.S. Treasury Note	2.75		5/31/23	96

80	U.S. Treasury Note	2.75		2/15/28	80

90	U.S. Treasury Note	2.75		2/28/25	91

45	U.S. Treasury Note	2.75		4/30/23	45

170	U.S. Treasury Note	2.75		11/15/23	172

125	U.S. Treasury Note	2.88		8/15/28	127

90	U.S. Treasury Note	2.88		5/31/25	92

240	U.S. Treasury Note	2.88		5/15/28	245

110	U.S. Treasury Note	2.88		11/30/23	112

90	U.S. Treasury Note	2.88		11/30/25	92

100	U.S. Treasury Note	2.88		11/15/21	101

50	U.S. Treasury Note	2.88		10/31/23	51

75	U.S. Treasury Note	2.88		7/31/25	76

100	U.S. Treasury Note	2.88		10/15/21	101

105	U.S. Treasury Note	2.88		9/30/23	107

90	U.S. Treasury Note	2.88		4/30/25	92

80	U.S. Treasury Note	2.88		10/31/20	80

85	U.S. Treasury Note	3.00		9/30/25	87

75	U.S. Treasury Note	3.13		11/15/28	78

50	U.S. Treasury Note	3.13		5/15/21	51

85	U.S. Treasury Note	3.13		10/31/25	87

100	U.S. Treasury Note	3.50		5/15/20	101

100	U.S. Treasury Note	3.63		2/15/21	102

	Total U.S. Treasury Obligations				22,047

	Yankee Dollars — 5.57%

100	America Movil SAB de CV (Wireless Telecommunication Services)	5.00		3/30/20	102

85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	99

100	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	97

25	Bank of Nova Scotia (Banks)	1.85		4/14/20	25

45	BHP Billiton Ltd. (Metals & Mining)	5.00		9/30/43	49

185	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	183

114	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	154

155	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	148

120	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	119

50	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	47

270	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	281

105	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(b)	6/15/30	137

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Yankee Dollars (continued)

$210	HSBC Holdings PLC (Banks)	4.00		3/30/22	$213

200	HSBC Holdings PLC (Banks)	5.10		4/5/21	207

120	HSBC Holdings PLC (Banks)	6.80		6/1/38	142

140	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	155

145	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	173

40	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	36

25	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	25

35	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	30

105	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	146

25	Royal Bank of Canada (Banks)	2.20		9/23/19	25

90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	90

170	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	216

105	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	117

55	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	56

35	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.46		2/16/21	36

75	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	86

240	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	237

140	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	155

20	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	22

35	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	33

90	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	94

	Total Yankee Dollars				3,735

Shares

	Investment Companies — 6.91%

410,427	SSgA U.S. Government Money Market Fund, Premier Class	2.25	(c)		410

4,220,864	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.27	(c)		4,221

	Total Investment Companies				4,631

	Total Investments Before TBA Sale Commitments (cost $69,281) — 101.78%				68,260
Principal Amount (000)

	TBA Sale Commitments (d) — (0.13)%

$(75)	Freddie Mac, Gold 30 YR TBA	5.50		1/15/49	(79)

	Total TBA Sale Commitments				(79)

	Liabilities in excess of other assets — (1.65)%				(1,104)

	Net Assets — 100.00%				$67,077

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December 31, 2018.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2018.

(c)	The rate disclosed is the rate in effect on December 31, 2018.

(d)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

MTN—Medium Term Note

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation*	HC Capital Solutions	Total
Asset Backed Securities	—	0.46%	—	0.46%
Collateralized Mortgage Obligations	—	1.43%	—	1.43%
U.S. Government Agency Mortgages	—	21.51%	—	21.51%
U.S. Government Agency Securities	—	1.20%	—	1.20%
Corporate Bonds	31.84%	—	—	31.84%
U.S. Treasury Obligations	—	32.86%	—	32.86%
Yankee Dollars	5.49%	0.08%	—	5.57%
Investment Companies	0.61%	2.99%	3.31%	6.91%
TBA Sale Commitments	—	-0.13%	—	-0.13%

Other Assets (Liabilities)	0.36%	-2.60%	0.59%	-1.65%

Total Net Assets	38.30%	57.80%	3.90%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Asset Backed Securities — 0.59%

$2,124	Mill City Mortgage Trust, Series 2017-3, Class B2, Callable 4/25/38 @ 100.00 (a)	3.25	(b)	1/25/61	$1,644

1,537	Mill City Mortgage Trust, Series 2017-1, Class B2, Callable 6/25/35 @ 100.00 (a)	3.74	(b)	11/25/58	1,299

721	Mill City Mortgage Trust, Series 2016-1, Class B2, Callable 12/25/28 @ 100.00 (a)	3.92	(b)	4/25/57	658

	Total Asset Backed Securities				3,601

	Collateralized Mortgage Obligations — 17.65%

2,070	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class E (a)	4.13 (US0001M + 550.00 bps)	(c)	12/15/31	1,998

5,687	BAMLL, Series 2016-GG10, Class AJA (a)	5.78	(b)	8/10/45	4,141

3,000	BX Trust, Series 2017-IMC, Class G (a)	7.96 (US0001M + 550.00 bps)	(c)	10/15/32	3,000

1,409	Connecticut Avenue Securities, Series 2016-C03, Class 1B, Callable 4/25/26 @ 100.00 (a)	14.26 (US0001M + 1175.00 bps)	(c)	10/25/28	2,006

6,322	Connecticut Avenue Securities, Series 2016-C02, Class 1B, Callable 3/25/26 @ 100.00 (a)	14.76 (US0001M + 1225.00 bps)	(c)	9/25/28	9,199

1,492	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B1, Callable 2/25/44 @ 100.00 (a)	3.10	(b)	7/25/57	1,068

1,712	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B2, Callable 2/25/44 @ 100.00 (a)	3.10	(b)	7/25/57	976

1,455	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B3, Callable 2/25/44 @ 100.00 (a)	3.10	(b)	7/25/57	652

1,675	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B4, Callable 2/25/44 @ 100.00 (a)	3.10	(b)	7/25/57	228

1,609	Credit Suisse Mortgage Trust, Series 2007-C5, Class AM	5.87		9/15/40	1,556

5,000	Credit Suisse Mortgage Trust, Series 2018-PLUM, Class B (a)	7.46 (US0001M + 500.00 bps)	(c)	8/15/20	4,984

3,913	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class MZ (a)	7.54	(b)	7/6/20	3,911

1,500	Credit Suisse Mortgage Trust, Series 2017-CHOP, Class H (a)	10.08 (US0001M + 762.00 bps)	(c)	7/15/32	1,473

2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class G (a)	3.75		8/10/44	1,326

4,742	FRESB Mortgage Trust, Series 2018-SB48, Class B, Callable 1/1/28 @ 100.00 (a)	3.68 (LIBOR06M + 367.72 bps)	(c)	2/25/38	3,659

2,260	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AJ	5.68	(b)	12/10/49	565

4,850	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class D (a)	8.46 (US0001M + 600.00 bps)	(c)	9/15/31	4,801

1,500	Helios Issuer LLC, Series 2018-1A, Class B, Callable 1/20/29 @ 100.00 (a)	7.71		7/20/48	1,500

6,070	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AJ, Callable 2/11/22 @ 100.00	5.50	(b)	1/15/49	1,245

2,669	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class AJ	5.82	(b)	2/12/49	1,963

2,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M (a)	10.66 (US0001M + 820.77 bps)	(c)	6/15/35	1,985

853	Lone Star Portfolio Trust, Series 2015-LSP, Class E (a)	8.31 (US0001M + 560.00 bps)	(c)	9/15/28	858

4,010	Lone Star Portfolio Trust, Series 2015-LSP, Class F (a)	9.61 (US0001M + 690.00 bps)	(c)	9/15/28	4,020

1,158	Motel 6 Trust, Series 2017-MTL6, Class F (a)	6.71 (US0001M + 425.00 bps)	(c)	8/15/34	1,158

2,146	Multifamily Trust, Series 2016-1, Class B (a)	10.44 (US0003M + 113.00 bps)	(c)	4/25/46	2,259

147,284	Seasoned Credit Risk Transfer, Series 2016-1, Class XSIO, Callable 3/25/50 @ 100.00 (a)	0.07	(b)	9/25/55	509

19,248	Seasoned Credit Risk Transfer, Series 2016-1, Class BIO, Callable 3/25/50 @ 100.00 (a)	1.09	(b)	9/25/55	2,042

8,118	Seasoned Credit Risk Transfer, Series 2016-1, Class B, Callable 3/25/50 @ 100.00 (a)	6.57		9/25/55	731

1,000	Starwood Retail Property Trust, Series 2014-STAR, Class D (a)	5.71 (US0001M + 325.00 bps)	(c)	11/15/27	850

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Collateralized Mortgage Obligations (continued)

$14,940	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, Callable 10/25/25 @ 100.00	11.86 (US0001M + 935.00 bps)	(c)	4/25/28	$18,615

4,481	Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class B, Callable 1/25/26 @ 100.00	12.51 (US0001M + 1000.00 bps)	(c)	7/25/28	5,735

2,597	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class G (a)	8.73 (US0001M + 635.00 bps)	(c)	11/11/34	2,552

1,731	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class H (a)	12.18 (US0001M + 980.00 bps)	(c)	11/11/34	1,703

4,726	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)	4.89	(b)	5/10/63	3,465

8,192	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)	4.89	(b)	5/10/63	4,550

4,943	Upgrade Pass-Through Trust, Series 2018-7, Class A (a)	14.78		1/15/25	4,967

1,884	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ	5.77	(b)	2/15/51	1,861

	Total Collateralized Mortgage Obligations				108,111

	U.S. Government Agency Mortgages — 4.34%

1,140	Fannie Mae, Series 2017-C05, Class 1B1, Callable 7/25/27 @ 100.00 (a)	6.11 (US0001M + 360.00 bps)	(c)	1/25/30	1,132

5,550	Fannie Mae, Series 2017-C07, Class 1B1, Callable 11/25/27 @ 100.00 (a)	6.51 (US0001M + 400.00 bps)	(c)	5/25/30	5,565

3,190	Fannie Mae, Series 2018-R07, Class 1B1, Callable 10/25/28 @ 100.00 (a)	6.86 (US0001M + 435.00 bps)	(c)	4/25/31	3,120

530	Fannie Mae, Series 2017-C03, Class 1B1, Callable 4/25/27 @ 100.00 (a)	7.36 (US0001M + 485.00 bps)	(c)	10/25/29	572

1,499	Fannie Mae, Series 2016-C06, Class 1B, Callable 10/25/26 @ 100.00 (a)	11.76 (US0001M + 925.00 bps)	(c)	4/25/29	1,884

3,498	Fannie Mae, Series 2016-C04, Class 1B, Callable 7/25/26 @ 100.00 (a)	12.76 (US0001M + 1025.00 bps)	(c)	1/25/29	4,641

339	Fannie Mae, Series 2016-C01, Class 1B, Callable 2/25/26 @ 100.00 (a)	14.26 (US0001M + 1175.00 bps)	(c)	8/25/28	483

5,956	Freddie Mac, Series 2017-2, Class B, Callable 2/25/51 @ 100.00 (a)	0.00	(b)	8/25/56	592

258,296	Freddie Mac, Series 2017-2, Class XSIO, Callable 2/25/51 @ 100.00 (a)	0.07	(b)	8/25/56	1,130

8,961	Freddie Mac, Series 2017-2, Class BIO, Callable 2/25/51 @ 100.00 (a)	1.26	(b)	8/25/56	987

2,650	Freddie Mac, Series 2018-SPI4, Class B, Callable 11/25/33 @ 100.00 (a)	4.46	(b)	11/25/48	1,278

529	Freddie Mac, Series 2017-DNA1, Class B2, Callable 1/25/27 @ 100.00	12.51 (US0001M + 1000.00 bps)	(c)	7/25/29	562

1,090	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, Callable 4/25/27 @ 100.00	7.66 (US0001M + 515.00 bps)	(c)	10/25/29	1,221

3,065	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B2, Callable 4/25/27 @ 100.00	13.76 (US0001M + 1125.00 bps)	(c)	10/25/29	3,420

	Total U.S. Government Agency Mortgages				26,587

	Corporate Bonds — 52.97%

1,175	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 2/7/19 @ 102.56	5.13		7/1/22	1,122

946	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 3/1/19 @ 104.88	6.50		3/1/24	913

1,762	ACCO Brands Corp. (Commercial Services & Supplies), Callable 12/15/19 @ 103.94 (a)	5.25		12/15/24	1,577

906	Ahern Rentals, Inc. (Trading Companies & Distributors), Callable 2/7/19 @ 105.53 (a)	7.38		5/15/23	725

2,335	Albertsons Companies LLC (Food & Staples Retailing), Callable 9/15/19 @ 104.31	5.75		3/15/25	2,043

111	Ally Financial, Inc. (Consumer Finance), Callable 10/21/25 @ 100.00	5.75		11/20/25	110

2,029	Ally Financial, Inc. (Consumer Finance)	8.00		11/1/31	2,247

509	AMC Networks, Inc. (Media), Callable 8/1/21 @ 102.38	4.75		8/1/25	462

860	AMC Networks, Inc. (Media), Callable 4/1/20 @ 102.50	5.00		4/1/24	815

1,522	American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors), Callable 5/15/21 @ 102.94 (a)	5.88		5/15/26	1,449

1,787	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69 (a)	5.38		9/15/24	1,684

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Corporate Bonds (continued)

$267	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13		10/1/21	$266

2,096	Antero Resources Finance (Oil, Gas & Consumable Fuels), Callable 2/7/19 @ 101.34	5.38		11/1/21	2,023

547	Aramark Services, Inc. (Commercial Services & Supplies), Callable 2/1/23 @ 102.50	5.00		2/1/28	510

3,265	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/21 @ 103.50 (a)	7.00		11/1/26	2,954

1,156	Avis Budget Car Rental LLC (Road & Rail), Callable 2/7/19 @ 102.75^	5.50		4/1/23	1,116

2,696	Avon Products, Inc. (Personal Products)	6.60		3/15/20	2,682

1,100	B&G Foods, Inc. (Food Products), Callable 4/1/20 @ 103.94	5.25		4/1/25	1,023

733	Ball Corp. (Containers & Packaging), Callable 12/15/25 @ 100.00	4.88		3/15/26	713

1,951	Bank of America Corp. (Banks), Callable 3/17/25 @ 100.00, Perpetual Bond (d)	6.10 (US0003M + 389.80 bps)	(c)	12/29/49	1,922

1,177	Beacon Escrow Corp. (Trading Companies & Distributors), Callable 11/1/20 @ 102.44 (a)	4.88		11/1/25	1,034

1,682	Belo Corp. (Media)	7.25		9/15/27	1,732

578	Block Communications, Inc. (Media), Callable 2/15/20 @ 103.44 (a)	6.88		2/15/25	579

1,615	Blue Racer Midstream LLC/Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/7/19 @ 103.06 (a)	6.13		11/15/22	1,558

2,639	Blue Racer Midstream LLC/Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/21 @ 104.97 (a)	6.63		7/15/26	2,454

833	Booz Allen Hamilton, Inc. (IT Services), Callable 5/1/20 @ 102.56 (a)	5.13		5/1/25	791

1,126	Brinker International, Inc. (Hotels, Restaurants & Leisure)	3.88		5/15/23	1,042

1,110	Brinker International, Inc. (Hotels, Restaurants & Leisure), Callable 7/1/24 @ 100.00 (a)	5.00		10/1/24	1,043

2,148	Building Materials Corp. of America (Building Products), Callable 11/15/19 @ 102.69 (a)	5.38		11/15/24	2,017

1,268	Building Materials Corp. of America (Building Products), Callable 10/15/20 @ 103.00 (a)	6.00		10/15/25	1,216

856	BWX Technologies, Inc. (Aerospace & Defense), Callable 7/15/21 @ 102.69 (a)	5.38		7/15/26	824

1,772	Cablevision Systems Corp. (Media)	5.88		9/15/22	1,741

3,161	Care Capital Properties WI (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13		8/15/26	2,932

1,837	Carriage Services, Inc. (Diversified Consumer Services), Callable 6/1/21 @ 104.97 (a)	6.63		6/1/26	1,800

1,281	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/1/22 @ 102.56 (a)	5.13		5/1/27	1,193

970	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/7/19 @ 103.84 (a)	5.13		5/1/23	943

459	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/7/19 @ 102.56	5.13		2/15/23	448

1,935	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/1/20 @ 102.68 (a)	5.38		5/1/25	1,855

1,010	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/21 @ 102.88	5.75		2/15/26	990

777	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/7/19 @ 102.88	5.75		1/15/24	773

298	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/1/19 @ 104.41	5.88		4/1/24	297

1,238	CDK Global, Inc. (Software), Callable 6/1/22 @ 102.44	4.88		6/1/27	1,148

292	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 2/7/19 @ 103.75	5.00		9/1/23	287

1,405	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 6/1/24 @ 100.00	5.50		12/1/24	1,388

531	Cedar Fair LP/Canada’s Wonderland Co. (Hotels, Restaurants & Leisure), Callable 6/1/19 @ 102.69	5.38		6/1/24	519

1,064	Central Garden & Pet Co. (Household Products), Callable 1/1/23 @ 102.56	5.13		2/1/28	952

1,119	CenturyLink, Inc. (Diversified Telecommunication Services), Callable 1/1/25 @ 100.00	5.63		4/1/25	985

2,693	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80		3/15/22	2,592

1,079	CenturyLink, Inc., Series G (Diversified Telecommunication Services)	6.88		1/15/28	950

1,299	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 10/2/24 @ 100.00	5.88		3/31/25	1,293

1,797	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 1/1/24 @ 100.00	7.00		6/30/24	1,896

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$1,233	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 3/31/20 @ 103.13	6.25	3/31/23	$1,121

2,355	Churchill Downs, Inc. (Hotels, Restaurants & Leisure), Callable 1/15/23 @ 102.38 (a)	4.75	1/15/28	2,131

752	Clearway Energy Operating LLC (Independent Power and Renewable Electricity Producers), Callable 10/15/21 @ 102.88 (a)	5.75	10/15/25	718

896	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	847

2,170	Commercial Metals Co. (Metals & Mining), Callable 4/15/21 @ 102.88 (a)	5.75	4/15/26	2,013

1,268	CommScope Technologies LLC (Communications Equipment), Callable 3/15/22 @ 102.50	5.00	3/15/27	1,027

1,483	CommScope, Inc. (Communications Equipment), Callable 6/15/19 @ 102.75 (a)	5.50	6/15/24	1,357

1,564	CoreCivic, Inc. (Equity Real Estate Investment Trusts), Callable 7/15/27 @ 100.00	4.75	10/15/27	1,294

1,523	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 7/15/22 @ 100.00	5.00	10/15/22	1,458

1,605	Credit Acceptance Corp. (Consumer Finance), Callable 2/7/19 @ 105.53	7.38	3/15/23	1,637

1,398	Crown Americas LLC/Crown Americas Capital Corp. VI (Containers & Packaging), Callable 2/1/21 @ 103.56 (a)	4.75	2/1/26	1,326

4,049	CSC Holdings LLC (Media)	5.25	6/1/24	3,710

968	CSC Holdings LLC (Media), Callable 1/18/19 @ 104.03	5.38	7/15/23	945

1,141	CSC Holdings LLC (Media), Callable 5/15/21 @ 102.75	5.50	5/15/26	1,075

854	Cumberland Farms, Inc. (Food & Staples Retailing), Callable 5/1/20 @ 105.06 (a)	6.75	5/1/25	863

1,603	CVR Partners/CVR Nitrogen (Chemicals), Callable 6/15/19 @ 104.63 (a)	9.25	6/15/23	1,666

727	CyrusOne LP/CyrusOne Finance Corp. (Equity Real Estate Investment Trusts), Callable 3/15/22 @ 102.69	5.38	3/15/27	705

1,703	DaVita, Inc. (Health Care Providers & Services), Callable 7/15/19 @ 102.56	5.13	7/15/24	1,597

1,338	Delek Logistics Partners LP/Delek Logistics Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 105.06	6.75	5/15/25	1,298

2,465	Diamond 1 Finance/Diamond 2 (Technology Hardware, Storage & Peripherals), Callable 6/15/19 @ 105.34 (a)	7.13	6/15/24	2,509

2,629	Diebold Nixdorf, Inc. (Technology Hardware, Storage & Peripherals), Callable 4/15/19 @ 106.38^	8.50	4/15/24	1,577

4,755	DISH DBS Corp. (Media)	5.88	7/15/22	4,375

4,785	DISH DBS Corp. (Media)	6.75	6/1/21	4,736

887	Downstream Development Authority of the Quapaw Tribe of Oklahoma (Capital Markets), Callable 2/15/20 @ 105.25 (a)	10.50	2/15/23	874

549	Dynegy, Inc. (Independent Power and Renewable Electricity Producers), Callable 2/7/19 @ 102.94	5.88	6/1/23	549

1,419	EMC Corp. (Technology Hardware, Storage & Peripherals), Callable 3/1/23 @ 100.00	3.38	6/1/23	1,231

318	Endeavor Energy Resources LP/EER Finance, Inc. (Oil, Gas & Consumable Fuels), Callable 1/30/23 @ 102.88 (a)	5.75	1/30/28	324

242	Energizer Gamma Acquisition, Inc. (Household Products), Callable 7/15/21 @ 103.19 (a)	6.38	7/15/26	222

371	Energizer Holdings, Inc. (Household Products), Callable 6/15/20 @ 102.75 (a)	5.50	6/15/25	335

1,190	Energy Transfer Equity (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	5.50	6/1/27	1,160

601	Equinix, Inc. (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 102.69	5.38	5/15/27	587

1,162	ESH Hospitality, Inc. (Hotels, Restaurants & Leisure), Callable 5/1/20 @ 102.63 (a)	5.25	5/1/25	1,081

362	Exterran Energy Solutions LP/EES Finance Corp. (Energy Equipment & Services), Callable 5/1/20 @ 106.09	8.13	5/1/25	348

1,077	Extraction Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/21 @ 104.22	5.63	2/1/26	786

1,842	First Data Corp. (IT Services), Callable 1/18/19 @ 102.50 (a)	5.00	1/15/24	1,773

351	First Data Corp. (IT Services), Callable 1/18/19 @ 102.69 (a)	5.38	8/15/23	345

1,575	First Quality Finance Co., Inc. (Personal Products), Callable 7/1/20 @ 103.75 (a)	5.00	7/1/25	1,410

2,068	Freeport-McMoRan, Inc. (Metals & Mining), Callable 12/15/22 @ 100.00	3.88	3/15/23	1,913

987	Freeport-McMoRan, Inc. (Metals & Mining), Callable 2/15/20 @ 103.44	6.88	2/15/23	1,018

800	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 4/1/21 @ 106.38 (a)	8.50	4/1/26	700

1,696	Frontier Communications Corp. (Diversified Telecommunication Services)^	8.50	4/15/20	1,501

1,065	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/22 @ 100.00^	10.50	9/15/22	740

2,360	FTS International, Inc. (Energy Equipment & Services), Callable 2/7/19 @ 103.13	6.25	5/1/22	2,089

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Corporate Bonds (continued)

$163	GCI, Inc. (Media), Callable 2/7/19 @ 101.13	6.75		6/1/21	$164

371	Genesis Energy LP (Electric Utilities), Callable 2/7/19 @ 104.50	6.00		5/15/23	343

2,714	Genesis Energy LP (Electric Utilities), Callable 2/7/19 @ 103.38	6.75		8/1/22	2,646

1,399	Genesis Energy LP/Genesis Energy Finance Corp. (Electric Utilities), Callable 2/15/21 @ 104.69	6.25		5/15/26	1,200

325	GLP Capital LP (Equity Real Estate Investment Trusts), Callable 3/1/25 @ 100.00	5.25		6/1/25	323

1,240	GLP Capital LP (Equity Real Estate Investment Trusts)	5.38		4/15/26	1,226

527	GMAC, Inc. (Consumer Finance)	8.00		11/1/31	585

2,392	Goldman Sachs Group, Inc., Series P (Capital Markets), Callable 11/10/22 @ 100.00, Perpetual Bond (d)	5.00 (US0003M + 287.40 bps)	(c)	12/31/49	2,016

1,165	Goodyear Tire & Rubber Co. (The) (Auto Components), Callable 2/7/19 @ 102.56^	5.13		11/15/23	1,142

2,336	Group 1 Automotive, Inc. (Specialty Retail), Callable 2/7/19 @ 103.94 (a)	5.25		12/15/23	2,167

3,253	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 104.78	6.38		5/15/25	2,878

936	H&E Equipment Services, Inc. (Trading Companies & Distributors), Callable 9/1/20 @ 104.22	5.63		9/1/25	859

1,204	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods), Callable 2/15/24 @ 100.00 (a)	4.63		5/15/24	1,129

737	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 2/7/19 @ 101.72 (a)	6.88		3/1/20	719

4,659	HCA Holdings, Inc. (Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88		2/15/26	4,635

1,768	HCA, Inc. (Health Care Providers & Services)	5.38		2/1/25	1,724

746	HCA, Inc. (Health Care Providers & Services), Callable 3/1/26 @ 100.00	5.38		9/1/26	725

301	HCA, Inc. (Health Care Providers & Services)	5.88		5/1/23	305

1,107	HD Supply, Inc. (Trading Companies & Distributors), Callable 10/15/21 @ 102.69 (a)	5.38		10/15/26	1,072

2,013	HealthSouth Corp. (Health Care Providers & Services), Callable 2/7/19 @ 101.92	5.75		11/1/24	1,993

2,225	Hertz Corp. (Road & Rail), Callable 2/7/19 @ 100.00	5.88		10/15/20	2,157

1,016	Hertz Corp. (Road & Rail), Callable 6/1/19 @ 103.81	7.63		6/1/22	958

940	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 6/1/19 @ 102.50 (a)	5.00		12/1/24	832

849	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/20 @ 102.88 (a)	5.75		10/1/25	756

1,244	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/23 @ 103.13 (a)	6.25		11/1/28	1,095

1,348	Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure), Callable 5/1/21 @ 102.56 (a)	5.13		5/1/26	1,294

2,122	HLF Financing SaRL LLC/Herbalife International, Inc. (Personal Products), Callable 8/15/21 @ 103.63 (a)	7.25		8/15/26	2,090

2,179	Ingles Markets, Inc. (Food & Staples Retailing), Callable 2/7/19 @ 102.88	5.75		6/15/23	2,152

1,793	Iron Mountain, Inc. (Equity Real Estate Investment Trusts), Callable 1/18/19 @ 101.92	5.75		8/15/24	1,703

402	J2 Cloud Services LLC/J2 Global Co-Obligor, Inc. (Software), Callable 7/15/20 @ 104.50 (a)	6.00		7/15/25	393

1,400	JB Poindexter & Co., Inc. (Machinery), Callable 4/15/21 @ 105.34 (a)	7.13		4/15/26	1,309

593	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 7/15/19 @ 102.94 (a)	5.88		7/15/24	581

393	JBS USA LLC/JBS USA Finance, Inc. (Food Products)	7.25		6/1/21	395

184	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 2/7/19 @ 101.21 (a)	7.25		6/1/21	185

211	Kaiser Aluminum Corp. (Metals & Mining), Callable 5/15/19 @ 104.41	5.88		5/15/24	206

1,266	KFC HLD/Pizza Hut/Taco (Hotels, Restaurants & Leisure), Callable 6/1/19 @ 103.75 (a)	5.00		6/1/24	1,222

872	Lennar Corp. (Household Durables), Callable 10/15/21 @ 100.00	4.13		1/15/22	837

948	Lennar Corp. (Household Durables), Callable 5/29/27 @ 100.00	4.75		11/29/27	856

47	Lennar Corp. (Household Durables), Callable 2/28/25 @ 100.00	4.75		5/30/25	44

400	Lennar Corp. (Household Durables), Callable 9/15/23 @ 100.00	4.88		12/15/23	384

1,223	Lennar Corp. (Household Durables)	5.38		10/1/22	1,220

960	Level 3 Financing, Inc. (Diversified Financial Services), Callable 2/7/19 @ 101.41	5.63		2/1/23	943

597	Live Nation Entertainment, Inc. (Entertainment), Callable 11/1/19 @ 103.66 (a)	4.88		11/1/24	567

445	Live Nation Entertainment, Inc. (Entertainment), Callable 3/15/21 @ 104.22 (a)	5.63		3/15/26	435

2,102	Lockheed Martin Corp. (Aerospace & Defense) (a)	9.67 (US0001M + 721.75 bps)	(c)	9/15/20	2,095

1,175	Louisiana-Pacific Corp. (Paper & Forest Products), Callable 9/15/19 @ 103.66	4.88		9/15/24	1,134

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Corporate Bonds (continued)

$826	LSC Communications, Inc. (Commercial Services & Supplies), Callable 10/15/19 @ 106.56 (a)	8.75		10/15/23	$849

706	M/I Homes, Inc. (Household Durables), Callable 1/23/19 @ 101.69	6.75		1/15/21	702

1,107	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. (Oil, Gas & Consumable Fuels), Callable 8/1/21 @ 103.00 (a)	6.00		8/1/26	1,068

394	Match Group, Inc. (Interactive Media & Services), Callable 12/15/22 @ 102.50 (a)	5.00		12/15/27	361

2,224	Mattel, Inc. (Leisure Products), Callable 12/31/20 @ 105.06 (a)	6.75		12/31/25	1,984

2,263	Mednax, Inc. (Health Care Providers & Services), Callable 2/7/19 @ 103.94 (a)	5.25		12/1/23	2,217

856	Mednax, Inc. (Health Care Providers & Services), Callable 1/15/22 @ 104.69 (a)	6.25		1/15/27	826

1,521	Meritage Homes Corp. (Household Durables), Callable 3/1/25 @ 100.00	6.00		6/1/25	1,434

1,933	MetLife, Inc., Series C (Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond (d)	5.25 (US0003M + 357.50 bps)	(c)	12/31/49	1,856

1,483	MGIC Investment Corp. (Thrifts & Mortgage Finance)	5.75		8/15/23	1,476

2,185	MGM Growth/MGM Finance (Equity Real Estate Investment Trusts), Callable 2/1/24 @ 100.00	5.63		5/1/24	2,164

2,825	MGM Resorts International (Hotels, Restaurants & Leisure)	6.00		3/15/23	2,838

1,142	MPT Operating Partnership LP/MPT Finance Corp. (Equity Real Estate Investment Trusts), Callable 8/1/21 @ 102.63	5.25		8/1/26	1,076

465	MPT Operating Partnership LP/MPT Finance Corp. (Equity Real Estate Investment Trusts), Callable 5/1/19 @ 102.75	5.50		5/1/24	463

1,850	Multi-Color Corp. (Commercial Services & Supplies), Callable 11/1/20 @ 102.44 (a)	4.88		11/1/25	1,582

1,300	Multi-Color Corp. (Commercial Services & Supplies), Callable 2/7/19 @ 103.06 (a)	6.13		12/1/22	1,290

2,249	Murphy Oil USA, Inc. (Specialty Retail), Callable 5/1/22 @ 102.81	5.63		5/1/27	2,159

2,529	Navient Corp. (Consumer Finance)	5.88		10/25/24	2,112

548	Navient Corp. (Consumer Finance)	6.50		6/15/22	511

278	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 2/7/19 @ 101.16	4.63		2/15/21	271

1,279	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 2/7/19 @ 101.47	5.88		12/15/21	1,247

1,377	Netflix, Inc. (Entertainment)	4.88		4/15/28	1,257

88	Netflix, Inc. (Entertainment)	5.75		3/1/24	89

322	Netflix, Inc. (Entertainment)	5.88		2/15/25	325

1,631	New Enterprise Stone & Lime Co., Inc. (Construction Materials), Callable 3/15/21 @ 103.13 (a)	6.25		3/15/26	1,484

966	New Home Co., Inc. (The) (Household Durables), Callable 10/1/19 @ 103.63	7.25		4/1/22	877

237	Nexstar Escrow Corp. (Media), Callable 8/1/19 @ 104.22 (a)	5.63		8/1/24	222

1,110	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/1/20 @ 104.59	6.13		3/1/25	955

960	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/19 @ 103.75	7.50		11/1/23	922

1,509	NGPL PipeCo LLC (Oil, Gas & Consumable Fuels) (a)	7.77		12/15/37	1,720

1,755	Novelis Corp. (Metals & Mining), Callable 9/30/21 @ 102.94 (a)	5.88		9/30/26	1,553

431	Novelis Corp. (Metals & Mining), Callable 8/15/19 @ 104.69 (a)	6.25		8/15/24	405

436	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 1/15/23 @ 102.88	5.75		1/15/28	419

3,254	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 7/15/21 @ 103.31	6.63		1/15/27	3,278

932	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/15/21 @ 103.63	7.25		5/15/26	970

803	Olin Corp. (Chemicals), Callable 2/1/24 @ 102.50	5.00		2/1/30	704

453	Owens-Brockway Glass Container, Inc. (Containers & Packaging)	5.88		8/15/23	454

2,289	Party City Holdings, Inc. (Specialty Retail), Callable 8/1/21 @ 103.31^ (a)	6.63		8/1/26	2,083

968	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 5/15/21 @ 104.31	5.75		5/15/26	862

2,362	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.59	6.13		9/15/24	2,185

1,205	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/31/19 @ 103.00 (a)	6.00		3/31/22	1,169

763	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38		12/1/24	714

1,205	Performance Food Group, Inc. (Food & Staples Retailing), Callable 6/1/19 @ 102.75 (a)	5.50		6/1/24	1,166

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$1,397	Pilgrim’s Pride Corp. (Food Products), Callable 3/15/20 @ 102.88 (a)	5.75	3/15/25	$1,310

1,927	Plastipak Holdings, Inc. (Containers & Packaging), Callable 10/15/20 @ 103.13 (a)	6.25	10/15/25	1,706

1,805	Post Holdings, Inc. (Food Products), Callable 8/15/21 @ 102.50 (a)	5.00	8/15/26	1,642

1,101	Post Holdings, Inc. (Food Products), Callable 12/1/22 @ 102.81 (a)	5.63	1/15/28	1,013

698	PulteGroup, Inc. (Household Durables), Callable 12/1/25 @ 100.00	5.50	3/1/26	672

1,076	QEP Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 7/1/22 @ 100.00	5.38	10/1/22	979

413	QEP Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/25 @ 100.00^	5.63	3/1/26	343

1,070	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	1,077

2,195	Quad Graphics, Inc. (Commercial Services & Supplies)	7.00	5/1/22	2,085

1,377	QualityTech, LP/QTS Finance Corp. (Diversified Financial Services), Callable 11/15/20 @ 103.56 (a)	4.75	11/15/25	1,287

2,056	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 1/15/23 @ 102.63 (a)	5.25	1/15/28	1,819

907	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 5/1/20 @ 102.88 (a)	5.75	5/1/25	848

684	Quintiles IMS, Inc. (Life Sciences Tools & Services), Callable 10/15/21 @ 102.50 (a)	5.00	10/15/26	653

1,128	Radian Group, Inc. (Thrifts & Mortgage Finance), Callable 7/1/24 @ 100.00	4.50	10/1/24	1,022

792	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/22 @ 100.00	5.00	8/15/22	709

4,831	Rite Aid Corp. (Food & Staples Retailing), Callable 2/7/19 @ 104.59 (a)	6.13	4/1/23	3,816

1,748	Rose Rock Midstream LP (Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81	5.63	11/15/23	1,591

76	Sabre Holdings Corp. (Software), Callable 2/7/19 @ 104.03 (a)	5.38	4/15/23	76

1,965	Select Medical Corp. (Health Care Providers & Services), Callable 2/7/19 @ 101.59	6.38	6/1/21	1,960

1,924	Service Master Co. LLC (Diversified Consumer Services), Callable 11/15/19 @ 103.84 (a)	5.13	11/15/24	1,818

1,247	Silgan Holdings, Inc. (Containers & Packaging), Callable 3/15/20 @ 102.38	4.75	3/15/25	1,163

2,281	Sinclair Television Group (Media), Callable 8/1/19 @ 102.81 (a)	5.63	8/1/24	2,138

819	Sirius XM Radio, Inc. (Media), Callable 4/15/20 @ 102.69	5.38	4/15/25	776

742	Sirius XM Radio, Inc. (Media), Callable 7/15/21 @ 102.69 (a)	5.38	7/15/26	694

2,397	SLM Corp., MTN (Consumer Finance)	7.25	1/25/22	2,314

460	Sonic Automotive, Inc. (Specialty Retail), Callable 2/7/19 @ 102.50	5.00	5/15/23	417

440	Sonic Automotive, Inc. (Specialty Retail), Callable 3/15/22 @ 103.06	6.13	3/15/27	385

1,825	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/23/24 @ 100.00	6.70	1/23/25	1,631

1,866	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 105.63	7.50	4/1/26	1,763

1,413	Springleaf Finance Corp. (Consumer Finance)	5.63	3/15/23	1,303

891	Springleaf Finance Corp. (Consumer Finance)	6.88	3/15/25	797

764	Springleaf Finance Corp. (Consumer Finance)	7.13	3/15/26	682

1,953	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	1,846

3,662	Sprint Corp. (Wireless Telecommunication Services)	7.13	6/15/24	3,628

487	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	487

678	Sprint Corp. (Wireless Telecommunication Services), Callable 11/1/25 @ 100.00	7.63	3/1/26	670

595	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	674

3,299	Staples, Inc. (Specialty Retail), Callable 9/15/20 @ 104.25 (a)	8.50	9/15/25	2,977

885	Steel Dynamics, Inc. (Metals & Mining), Callable 9/15/20 @ 102.06	4.13	9/15/25	813

30	Steel Dynamics, Inc. (Metals & Mining), Callable 12/15/21 @ 102.50	5.00	12/15/26	28

356	Steel Dynamics, Inc. (Metals & Mining), Callable 2/7/19 @ 102.63	5.25	4/15/23	351

2,518	Tallgrass Energy Partners (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.13	5.50	9/15/24	2,474

1,809	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/20 @ 102.38 (a)	4.75	10/1/23	1,746

722	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 102.75 (a)	5.50	1/15/28	693

2,262	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. (Household Durables), Callable 12/1/23 @ 100.00 (a)	5.63	3/1/24	2,148

48	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 11/15/22 @ 102.31	4.63	11/15/27	45

1,275	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 6/1/21 @ 102.44	4.88	6/1/26	1,217

1,165	Tenet Healthcare Corp. (Health Care Providers & Services)	4.50	4/1/21	1,133

1,348	Tenet Healthcare Corp. (Health Care Providers & Services), Callable 5/1/20 @ 102.56	5.13	5/1/25	1,257

584	Tenet Healthcare Corp. (Health Care Providers & Services), Callable 2/7/19 @ 103.75 (a)	7.50	1/1/22	593

870	Tenneco, Inc. (Auto Components), Callable 7/15/21 @ 102.50	5.00	7/15/26	669

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$685	TerraForm Power Operating LLC (Independent Power and Renewable Electricity Producers), Callable 10/31/22 @ 100.00 (a)	4.25	1/31/23	$639

685	TerraForm Power Operating LLC (Independent Power and Renewable Electricity Producers), Callable 7/31/27 @ 100.00 (a)	5.00	1/31/28	603

1,177	The EW Scripps Co. (Media), Callable 5/15/20 @ 103.84 (a)	5.13	5/15/25	1,080

1,409	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/19 @ 104.50	6.00	4/15/24	1,409

464	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/18/19 @ 103.25	6.50	1/15/24	477

1,481	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/21 @ 103.25	6.50	1/15/26	1,511

84	Toll Brothers Finance Corp. (Household Durables), Callable 1/15/23 @ 100.00	4.38	4/15/23	79

811	TransDigm, Inc. (Aerospace & Defense), Callable 2/7/19 @ 100.00	5.50	10/15/20	805

461	Triumph Group, Inc. (Aerospace & Defense), Callable 2/7/19 @ 101.22	4.88	4/1/21	414

1,182	Triumph Group, Inc. (Aerospace & Defense), Callable 2/7/19 @ 102.63	5.25	6/1/22	1,028

1,984	Tronox, Inc. (Chemicals), Callable 4/15/21 @ 103.25 (a)	6.50	4/15/26	1,647

636	Ultra Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/19 @ 103.44 (a)	6.88	4/15/22	223

1,104	Ultra Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/20 @ 105.34^ (a)	7.13	4/15/25	342

4,421	Unit Corp. (Energy Equipment & Services), Callable 2/7/19 @ 101.10	6.63	5/15/21	4,022

709	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 10/15/20 @ 102.31	4.63	10/15/25	633

2,574	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 9/15/21 @ 102.94	5.88	9/15/26	2,426

516	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 12/15/21 @ 103.25	6.50	12/15/26	508

978	Universal Hospital Services, Inc. (Health Care Providers & Services), Callable 2/4/19 @ 100.00	7.63	8/15/20	971

522	Univision Communications, Inc. (Media), Callable 2/7/19 @ 102.56	5.13	5/15/23	468

21	Univision Communications, Inc. (Media), Callable 2/15/20 @ 102.56 (a)	5.13	2/15/25	18

1,497	URS Corp. (Diversified Financial Services), Callable 1/1/22 @ 100.00	5.00	4/1/22	1,483

1,173	VeriSign, Inc. (IT Services), Callable 7/15/22 @ 102.38	4.75	7/15/27	1,100

1,315	ViaSat, Inc. (Communications Equipment), Callable 9/15/20 @ 102.81 (a)	5.63	9/15/25	1,210

1,702	Vistra Operations Co. LLC (Electric Utilities), Callable 9/1/21 @ 102.75 (a)	5.50	9/1/26	1,638

514	WellCare Health Plans, Inc. (Health Care Providers & Services), Callable 8/15/21 @ 104.03 (a)	5.38	8/15/26	496

872	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/20 @ 100.00	5.75	3/15/21	828

521	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 1/1/23 @ 100.00^	6.25	4/1/23	474

840	William Lyon Homes, Inc. (Household Durables), Callable 1/31/20 @ 102.94	5.88	1/31/25	714

1,450	Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure), Callable 4/15/21 @ 102.69 (a)	5.38	4/15/26	1,392

1,364	Zayo Group LLC/Zayo Capital, Inc. (Diversified Telecommunication Services), Callable 1/15/22 @ 102.88 (a)	5.75	1/15/27	1,217

	Total Corporate Bonds			324,385

	Yankee Dollars — 11.91%

1,000	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 5/15/20 @ 102.13	4.25	5/15/24	921

1,518	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 10/15/20 @ 102.50 (a)	5.00	10/15/25	1,396

1,168	Adient Global Holdings Ltd. (Diversified Financial Services), Callable 8/15/21 @ 102.44 (a)	4.88	8/15/26	894

389	Alcoa Nederland Holding (Metals & Mining), Callable 5/15/23 @ 103.06 (a)	6.13	5/15/28	372

1,801	Alcoa Nederland Holding (Metals & Mining), Callable 9/30/21 @ 103.50 (a)	7.00	9/30/26	1,837

3,845	Altice Financing SA (Diversified Financial Services), Callable 2/7/19 @ 104.97 (a)	6.63	2/15/23	3,691

730	Altice Financing SA (Diversified Financial Services), Callable 5/15/21 @ 103.75 (a)	7.50	5/15/26	666

1,440	Altice France SA/France (Diversified Telecommunication Services), Callable 2/1/22 @ 106.09 (a)	8.13	2/1/27	1,357

1,058	Ardagh Packaging Finance/Holdings USA (Containers & Packaging), Callable 2/15/20 @ 104.50 (a)	6.00	2/15/25	977

1,561	Bombardier, Inc. (Aerospace & Defense), Callable 2/7/19 @ 103.00 (a)	6.00	10/15/22	1,463

557	Brookfield Residential Properties, Inc. (Household Durables), Callable 2/7/19 @ 103.06 (a)	6.13	7/1/22	526

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Yankee Dollars (continued)

$561	Brookfield Residential Properties, Inc. (Household Durables), Callable 5/15/20 @ 103.19 (a)	6.38	5/15/25	$512

1,642	C&W Senior Financing DAC (Diversified Financial Services), Callable 10/15/21 @ 103.75 (a)	7.50	10/15/26	1,579

1,436	Cascades, Inc. (Containers & Packaging), Callable 2/7/19 @ 102.75 (a)	5.50	7/15/22	1,400

709	Cascades, Inc. (Containers & Packaging), Callable 2/7/19 @ 104.31 (a)	5.75	7/15/23	684

1,504	Cimpress NV (Commercial Services & Supplies), Callable 6/15/21 @ 105.25 (a)	7.00	6/15/26	1,444

1,380	Cooke Omega Investments, Inc./Alpha Vessel Co. Holdings, Inc. (Food Products), Callable 6/15/20 @ 104.25 (a)	8.50	12/15/22	1,346

2,009	Cott Holdings, Inc. (Beverages), Callable 4/1/20 @ 104.13 (a)	5.50	4/1/25	1,893

1,846	Ensco PLC (Energy Equipment & Services), Callable 11/1/25 @ 100.00	7.75	2/1/26	1,366

1,043	goeasy Ltd. (Consumer Finance), Callable 11/1/19 @ 103.94 (a)	7.88	11/1/22	1,056

1,572	Hudbay Minerals, Inc. (Metals & Mining), Callable 1/15/20 @ 105.72 (a)	7.63	1/15/25	1,537

293	Intelsat Jackson Holdings SA (Diversified Financial Services), Callable 2/7/19 @ 102.75	5.50	8/1/23	255

1,165	International Game Technology (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00 (a)	6.25	2/15/22	1,168

1,029	International Game Technology PLC (Hotels, Restaurants & Leisure), Callable 7/15/26 @ 100.00 (a)	6.25	1/15/27	988

639	James Hardie International Finance DAC (Construction Materials), Callable 1/15/21 @ 102.38 (a)	4.75	1/15/25	581

1,088	JBS USA Lux SA /JBS USA Finance, Inc. (Food Products), Callable 2/15/23 @ 103.38	6.75	2/15/28	1,061

2,087	Kinross Gold Corp. (Metals & Mining), Callable 4/15/27 @ 100.00	4.50	7/15/27	1,802

1,561	Mallinckrodt Finance/SB (Pharmaceuticals), Callable 2/7/19 @ 102.88^ (a)	5.75	8/1/22	1,342

2,193	Mallinckrodt International Finance (Pharmaceuticals), Callable 2/7/19 @ 101.22 (a)	4.88	4/15/20	2,117

1,100	MDC Partners, Inc. (Media), Callable 5/1/19 @ 104.88 (a)	6.50	5/1/24	1,001

339	Nokia Oyj (Communications Equipment)	4.38	6/12/27	315

1,523	Nova Chemicals Corp. (Chemicals), Callable 3/3/24 @ 100.00 (a)	4.88	6/1/24	1,375

921	Nova Chemicals Corp. (Chemicals), Callable 2/7/19 @ 102.63 (a)	5.25	8/1/23	870

1,994	Nufarm Australia Ltd./Nufarm Americas, Inc. (Chemicals), Callable 4/30/21 @ 102.88 (a)	5.75	4/30/26	1,818

1,336	Numericable – SFR SAS (Diversified Telecommunication Services), Callable 5/15/19 @ 103.13 (a)	6.25	5/15/24	1,246

1,243	Numericable – SFR SAS (Diversified Telecommunication Services), Callable 5/1/21 @ 103.69 (a)	7.38	5/1/26	1,140

1,795	Open Text Corp. (Software), Callable 6/1/21 @ 102.94 (a)	5.88	6/1/26	1,759

1,302	Park Aerospace Holdings (Diversified Financial Services) (a)	5.25	8/15/22	1,260

2,779	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 104.50 (a)	6.00	4/1/26	2,605

691	Precision Drilling Corp. (Energy Equipment & Services), Callable 11/15/20 @ 105.34 (a)	7.13	1/15/26	594

1,096	Precision Drilling Corp. (Energy Equipment & Services), Callable 12/15/19 @ 103.88	7.75	12/15/23	1,010

1,096	Quebecor Media, Inc. (Media)	5.75	1/15/23	1,101

905	Rockpoint Gas Storage Canada Ltd. (Oil, Gas & Consumable Fuels), Callable 3/31/20 @ 107.00 (a)	7.00	3/31/23	851

1,743	Royal Bank of Scotland Group PLC (Banks)	6.13	12/15/22	1,766

3,232	Shelf Drilling Holdings Ltd. (Energy Equipment & Services), Callable 2/15/21 @ 106.19 (a)	8.25	2/15/25	2,763

1,219	Teck Resources Ltd. (Metals & Mining), Callable 1/15/41 @ 100.00	6.25	7/15/41	1,155

806	Telecom Italia Capital SA (Diversified Telecommunication Services)	6.00	9/30/34	697

1,995	Telecom Italia Capital SA (Diversified Telecommunication Services)	6.38	11/15/33	1,801

3,187	Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals), Callable 12/1/27 @ 100.00	6.75	3/1/28	3,090

234	Transocean Guardian Ltd. (Energy Equipment & Services), Callable 7/15/21 @ 102.94 (a)	5.88	1/15/24	224

1,466	Transocean Phoenix 2 Ltd. (Energy Equipment & Services), Callable 10/15/20 @ 103.88 (a)	7.75	10/15/24	1,459

231	Transocean Pontus Ltd. (Energy Equipment & Services), Callable 8/1/21 @ 104.59 (a)	6.13	8/1/25	223

1,273	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 103.50 (a)	7.00	3/1/25	1,181

674	UPCB Finance IV Ltd. (Media), Callable 1/15/20 @ 102.69 (a)	5.38	1/15/25	630

2,972	VRX Escrow Corp. (Pharmaceuticals), Callable 2/7/19 @ 102.94 (a)	5.88	5/15/23	2,750

2,334	VRX Escrow Corp. (Pharmaceuticals), Callable 4/15/20 @ 103.06 (a)	6.13	4/15/25	2,037

	Total Yankee Dollars			72,952

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Shares	Security Description	Rate %		Maturity Date	Value (000)

	Exchange-Traded Fund — 5.52%

416,956	iShares Iboxx $ High Yield Corporate Bond Fund^				$33,815

	Total Exchange-Traded Fund				33,815

	Investment Companies — 7.81%

17,481,091	Federated Treasury Obligations Fund, Institutional Shares^^	2.25	(e)		17,481

163,051	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.27	(e)		163

30,210,265	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.27	(e)		30,210

	Total Investment Companies				47,854

	Purchased Swaptions — 0.16%
	Total Purchased Swaptions				999

Principal Amount (000)

	Repurchase Agreement — 4.31%

$26,379	Jefferies LLC (Purchased on 12/31/18, proceeds at maturity $26,383,966 collateralized by U.S. Treasury Obligations, 2.56% – 3.04%, 8/15/19 – 2/15/47 fair value $26,907,011)^^	3.10		1/2/19	26,379

	Total Repurchase Agreement				26,379

	Total Investments (cost $659,253) — 105.26%				644,683
	Liabilities in excess of other assets — (5.26)%				(32,234)

	Net Assets — 100.00%				$612,449

^	All or part of this security was on loan as of December 31, 2018. The total value of securities on loan as of December 31, 2018, was $41,527 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2018.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on December 31, 2018.

(c)	Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2018.

(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(e)	The rate disclosed is the rate in effect on December 31, 2018.

bps — Basis Points

LIBOR06 — 6 Month US Dollar LIBOR

MTN — Medium Term Note

ULC — Unlimited Liability Co.

US0001M — 1 Month US Dollar LIBOR

US0003M — 3 Month US Dollar LIBOR

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company, Ltd.	Total
Asset Backed Securities	—	—	0.59%	0.59%

Collateralized Mortgage Obligations	—	—	17.65%	17.65%

U.S. Government Agency Mortgages	—	—	4.34%	4.34%

Corporate Bonds	52.62%	—	0.35%	52.97%

Yankee Dollars	11.91%	—	—	11.91%

Exchange-Traded Fund	—	5.52%	—	5.52%

Investment Companies	0.63%	2.59%	4.59%	7.81%

Purchased Swaptions	—	—	0.16%	0.16%

Repurchase Agreement	0.95%	3.36%	—	4.31%

Other Assets (Liabilities)	0.18%	-5.52%	0.08%	-5.26%

Total Net Assets	66.29%	5.95%	27.76%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5-Year US Treasury Note Future	18	3/29/19	$2,065	$21
Ultra Long Term US Treasury Bond Future	5	3/20/19	803	43

			$2,868	$64

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
10-Year US Treasury Note Future	66	3/20/19	$8,053	$(190)
10-Year US Treasury Note Future	114	3/20/19	14,829	(477)
30-Year US Treasury Bond Future	20	3/20/19	2,920	(132)
5-Year US Treasury Note Future	98	3/29/19	11,239	(195)

			$37,041	$(994)

	Total Unrealized Appreciation			$64
	Total Unrealized Depreciation			(994)

	Total Net Unrealized Appreciation/(Depreciation)			$(930)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

Swaption Contracts

Over-the-counter swaptions purchased as of December 31, 2018 were as follows:

Description and terms of payments	Counterparty	Exercise Price	Expiration Date	Notional Amount (000)†	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Credit default swaption on buy protection Markit CDX.NA. JG.31 12/20/23, Put Option	Goldman Sachs International	$90.00	2/20/19	$2,917	$999	$667	$332

Total					$999	$667	$332

Over-the-counter swaptions written as of December 31, 2018 were as follows:

Description and terms of payments	Counterparty	Exercise Price	Expiration Date	Notional Amount (000)†	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Credit default swaption on sell protection Markit CDX.NA. JG.31 12/20/23, Put Option	Goldman Sachs International	$120.00	2/20/19	$2,917	$(259)	$(204)	$(55)

Total					$(259)	$(204)	$(55)

†

In the event a credit default swaption is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Securities — 3.29%

$300	Fannie Mae	1.13	7/26/19	$297

350	Fannie Mae	1.38	10/7/21	339

260	Fannie Mae	1.50	6/22/20	256

350	Fannie Mae	1.88	9/24/26	326

400	Fannie Mae	2.00	10/5/22	393

150	Fannie Mae	2.13	4/24/26	143

250	Fannie Mae	2.63	9/6/24	249

95	Fannie Mae	6.25	5/15/29	122

160	Fannie Mae	6.63	11/15/30	215

180	Fannie Mae	7.25	5/15/30	250

50	Federal Farm Credit Bank, Callable 1/14/19 @ 100.00	1.58	2/17/21	49

500	Federal Home Loan Bank	1.13	7/14/21	483

500	Federal Home Loan Bank	1.38	9/28/20	490

500	Federal Home Loan Bank	1.38	2/18/21	488

50	Federal Home Loan Bank	2.13	3/10/23	49

75	Federal Home Loan Bank, Callable 1/29/20 @ 100.00	2.25	1/29/21	75

100	Federal Home Loan Bank, Callable 3/29/19 @ 100.00	2.51	12/29/22	99

100	Federal Home Loan Bank	2.63	10/1/20	100

500	Federal Home Loan Bank	2.63	5/28/20	501

160	Federal Home Loan Bank	2.88	9/11/20	161

150	Federal Home Loan Bank	2.88	9/13/24	151

500	Federal Home Loan Bank	3.00	10/12/21	506

300	Federal Home Loan Bank	3.38	9/8/23	309

180	Federal Home Loan Bank	5.25	12/11/20	189

65	Federal Home Loan Bank	5.50	7/15/36	84

200	Freddie Mac	1.38	5/1/20	197

250	Freddie Mac	1.40	8/22/19	248

500	Freddie Mac	1.50	1/17/20	493

500	Freddie Mac	1.88	11/17/20	494

350	Freddie Mac	2.38	1/13/22	349

150	Freddie Mac	6.25	7/15/32	200

180	Freddie Mac	6.75	3/15/31	245

110	Tennessee Valley Authority	4.70	7/15/33	127

85	Tennessee Valley Authority	5.25	9/15/39	107

100	Tennessee Valley Authority	5.88	4/1/36	130

190	Tennessee Valley Authority	6.15	1/15/38	258

	Total U.S. Government Agency Securities			9,172

	U.S. Treasury Obligations — 95.88%

1,460	U.S. Treasury Bond	2.25	8/15/46	1,250

1,135	U.S. Treasury Bond	2.50	2/15/46	1,027

1,015	U.S. Treasury Bond	2.50	2/15/45	922

1,550	U.S. Treasury Bond	2.50	5/15/46	1,400

837	U.S. Treasury Bond	2.75	8/15/42	803

671	U.S. Treasury Bond	2.75	11/15/42	643

1,520	U.S. Treasury Bond	2.75	11/15/47	1,441

1,110	U.S. Treasury Bond	2.75	8/15/47	1,053

955	U.S. Treasury Bond	2.88	11/15/46	930

1,980	U.S. Treasury Bond	2.88	8/15/45	1,932

1,116	U.S. Treasury Bond	2.88	5/15/43	1,091

389	U.S. Treasury Bond	3.00	5/15/42	390

1,015	U.S. Treasury Bond	3.00	11/15/44	1,015

1,925	U.S. Treasury Bond	3.00	5/15/47	1,920

1,260	U.S. Treasury Bond	3.00	5/15/45	1,260

2,005	U.S. Treasury Bond	3.00	2/15/47	2,003

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$1,470	U.S. Treasury Bond	3.00	11/15/45	$1,470

1,520	U.S. Treasury Bond	3.00	2/15/48	1,515

1,675	U.S. Treasury Bond	3.00	8/15/48	1,670

1,647	U.S. Treasury Bond	3.13	2/15/43	1,683

416	U.S. Treasury Bond	3.13	11/15/41	427

425	U.S. Treasury Bond	3.13	2/15/42	436

1,010	U.S. Treasury Bond	3.13	8/15/44	1,033

1,505	U.S. Treasury Bond	3.13	5/15/48	1,536

600	U.S. Treasury Bond	3.38	11/15/48	643

1,130	U.S. Treasury Bond	3.38	5/15/44	1,206

1,005	U.S. Treasury Bond	3.50	2/15/39	1,101

900	U.S. Treasury Bond	3.63	8/15/43	998

1,280	U.S. Treasury Bond	3.63	2/15/44	1,420

1,345	U.S. Treasury Bond	3.75	11/15/43	1,522

730	U.S. Treasury Bond	3.75	8/15/41	825

685	U.S. Treasury Bond	3.88	8/15/40	788

540	U.S. Treasury Bond	4.25	11/15/40	654

175	U.S. Treasury Bond	4.25	5/15/39	211

363	U.S. Treasury Bond	4.38	5/15/40	446

300	U.S. Treasury Bond	4.38	11/15/39	368

530	U.S. Treasury Bond	4.38	2/15/38	650

546	U.S. Treasury Bond	4.38	5/15/41	673

425	U.S. Treasury Bond	4.50	8/15/39	530

255	U.S. Treasury Bond	4.50	5/15/38	318

325	U.S. Treasury Bond	4.50	2/15/36	401

673	U.S. Treasury Bond	4.63	2/15/40	854

70	U.S. Treasury Bond	4.75	2/15/37	89

825	U.S. Treasury Bond	4.75	2/15/41	1,068

235	U.S. Treasury Bond	5.00	5/15/37	309

282	U.S. Treasury Bond	5.25	11/15/28	344

760	U.S. Treasury Bond	5.25	2/15/29	930

299	U.S. Treasury Bond	5.38	2/15/31	380

85	U.S. Treasury Bond	6.00	2/15/26	104

235	U.S. Treasury Bond	6.13	11/15/27	299

150	U.S. Treasury Bond	6.13	8/15/29	197

320	U.S. Treasury Bond	6.25	5/15/30	429

122	U.S. Treasury Bond	6.25	8/15/23	142

100	U.S. Treasury Bond	6.38	8/15/27	129

218	U.S. Treasury Bond	6.50	11/15/26	278

200	U.S. Treasury Bond	6.75	8/15/26	257

100	U.S. Treasury Bond	7.25	8/15/22	116

295	U.S. Treasury Bond	7.63	2/15/25	379

7	U.S. Treasury Bond	7.88	2/15/21	8

400	U.S. Treasury Bond	8.00	11/15/21	460

110	U.S. Treasury Bond	8.13	8/15/21	126

750	U.S. Treasury Bond	8.50	2/15/20	798

1,875	U.S. Treasury Note	1.13	7/31/21	1,811

875	U.S. Treasury Note	1.13	6/30/21	847

520	U.S. Treasury Note	1.13	3/31/20	511

1,100	U.S. Treasury Note	1.13	9/30/21	1,061

1,005	U.S. Treasury Note	1.13	8/31/21	970

1,870	U.S. Treasury Note	1.13	2/28/21	1,816

1,075	U.S. Treasury Note	1.13	4/30/20	1,055

850	U.S. Treasury Note	1.25	10/31/21	822

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$1,870	U.S. Treasury Note	1.25	3/31/21	$1,820

930	U.S. Treasury Note	1.25	7/31/23	880

1,074	U.S. Treasury Note	1.25	1/31/20	1,058

500	U.S. Treasury Note	1.25	2/29/20	492

1,585	U.S. Treasury Note	1.38	4/30/21	1,546

650	U.S. Treasury Note	1.38	1/15/20	642

610	U.S. Treasury Note	1.38	5/31/20	600

1,120	U.S. Treasury Note	1.38	8/31/20	1,099

650	U.S. Treasury Note	1.38	2/15/20	641

1,000	U.S. Treasury Note	1.38	10/31/20	980

1,230	U.S. Treasury Note	1.38	8/31/23	1,169

890	U.S. Treasury Note	1.38	9/15/20	873

1,178	U.S. Treasury Note	1.38	9/30/20	1,155

900	U.S. Treasury Note	1.38	2/29/20	887

900	U.S. Treasury Note	1.38	3/31/20	887

1,470	U.S. Treasury Note	1.38	5/31/21	1,432

965	U.S. Treasury Note	1.38	4/30/20	950

1,250	U.S. Treasury Note	1.38	1/31/20	1,234

1,425	U.S. Treasury Note	1.38	6/30/23	1,357

1,235	U.S. Treasury Note	1.38	9/30/23	1,172

1,800	U.S. Treasury Note	1.50	8/15/26	1,662

1,115	U.S. Treasury Note	1.50	3/31/23	1,070

615	U.S. Treasury Note	1.50	7/15/20	605

905	U.S. Treasury Note	1.50	5/15/20	892

1,350	U.S. Treasury Note	1.50	2/28/23	1,297

1,245	U.S. Treasury Note	1.50	5/31/20	1,227

655	U.S. Treasury Note	1.50	4/15/20	646

605	U.S. Treasury Note	1.50	6/15/20	596

680	U.S. Treasury Note	1.50	8/15/20	669

1,100	U.S. Treasury Note	1.50	1/31/22	1,069

650	U.S. Treasury Note	1.63	3/15/20	643

1,770	U.S. Treasury Note	1.63	7/31/20	1,745

1,200	U.S. Treasury Note	1.63	10/31/23	1,152

900	U.S. Treasury Note	1.63	6/30/20	888

2,580	U.S. Treasury Note	1.63	5/15/26	2,411

1,200	U.S. Treasury Note	1.63	8/31/22	1,164

1,780	U.S. Treasury Note	1.63	11/30/20	1,750

370	U.S. Treasury Note	1.63	8/15/22	359

877	U.S. Treasury Note	1.63	11/15/22	849

1,000	U.S. Treasury Note	1.63	10/15/20	984

2,080	U.S. Treasury Note	1.63	2/15/26	1,948

1,250	U.S. Treasury Note	1.63	5/31/23	1,204

810	U.S. Treasury Note	1.63	4/30/23	781

910	U.S. Treasury Note	1.75	4/30/22	889

1,315	U.S. Treasury Note	1.75	10/31/20	1,297

850	U.S. Treasury Note	1.75	6/30/22	829

820	U.S. Treasury Note	1.75	3/31/22	802

1,395	U.S. Treasury Note	1.75	5/31/22	1,362

1,140	U.S. Treasury Note	1.75	12/31/20	1,124

915	U.S. Treasury Note	1.75	11/30/21	897

700	U.S. Treasury Note	1.75	1/31/23	680

750	U.S. Treasury Note	1.75	11/15/20	739

1,603	U.S. Treasury Note	1.75	5/15/23	1,553

710	U.S. Treasury Note	1.75	9/30/22	691

450	U.S. Treasury Note	1.75	5/15/22	439

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$1,045	U.S. Treasury Note	1.75	2/28/22	$1,022

1,000	U.S. Treasury Note	1.88	1/31/22	982

925	U.S. Treasury Note	1.88	2/28/22	908

420	U.S. Treasury Note	1.88	6/30/20	416

850	U.S. Treasury Note	1.88	10/31/22	831

1,015	U.S. Treasury Note	1.88	8/31/24	980

930	U.S. Treasury Note	1.88	7/31/22	911

665	U.S. Treasury Note	1.88	5/31/22	652

910	U.S. Treasury Note	1.88	9/30/22	890

1,000	U.S. Treasury Note	1.88	4/30/22	981

625	U.S. Treasury Note	1.88	11/30/21	615

1,280	U.S. Treasury Note	1.88	12/15/20	1,264

850	U.S. Treasury Note	1.88	3/31/22	834

875	U.S. Treasury Note	1.88	8/31/22	856

700	U.S. Treasury Note	2.00	5/31/21	692

2,140	U.S. Treasury Note	2.00	11/15/26	2,044

1,000	U.S. Treasury Note	2.00	12/31/21	986

670	U.S. Treasury Note	2.00	1/15/21	663

800	U.S. Treasury Note	2.00	9/30/20	793

660	U.S. Treasury Note	2.00	7/31/20	654

2,350	U.S. Treasury Note	2.00	11/30/22	2,307

2,155	U.S. Treasury Note	2.00	2/15/25	2,085

938	U.S. Treasury Note	2.00	2/15/22	925

2,680	U.S. Treasury Note	2.00	8/15/25	2,584

1,110	U.S. Treasury Note	2.00	11/15/21	1,096

1,000	U.S. Treasury Note	2.00	10/31/21	987

900	U.S. Treasury Note	2.00	8/31/21	889

1,500	U.S. Treasury Note	2.00	2/28/21	1,484

730	U.S. Treasury Note	2.00	4/30/24	711

745	U.S. Treasury Note	2.00	5/31/24	725

940	U.S. Treasury Note	2.00	6/30/24	914

1,050	U.S. Treasury Note	2.00	11/30/20	1,040

840	U.S. Treasury Note	2.00	7/31/22	826

900	U.S. Treasury Note	2.00	10/31/22	884

1,538	U.S. Treasury Note	2.00	2/15/23	1,508

725	U.S. Treasury Note	2.00	1/31/20	720

1,315	U.S. Treasury Note	2.13	9/30/24	1,285

785	U.S. Treasury Note	2.13	9/30/21	777

800	U.S. Treasury Note	2.13	12/31/21	792

745	U.S. Treasury Note	2.13	11/30/24	727

750	U.S. Treasury Note	2.13	1/31/21	744

1,115	U.S. Treasury Note	2.13	7/31/24	1,091

985	U.S. Treasury Note	2.13	2/29/24	966

600	U.S. Treasury Note	2.13	8/31/20	596

2,680	U.S. Treasury Note	2.13	12/31/22	2,641

1,095	U.S. Treasury Note	2.13	8/15/21	1,085

2,660	U.S. Treasury Note	2.13	5/15/25	2,588

875	U.S. Treasury Note	2.13	3/31/24	858

1,400	U.S. Treasury Note	2.13	11/30/23	1,375

945	U.S. Treasury Note	2.13	6/30/22	934

1,000	U.S. Treasury Note	2.13	6/30/21	992

680	U.S. Treasury Note	2.25	12/31/24	668

785	U.S. Treasury Note	2.25	7/31/21	781

845	U.S. Treasury Note	2.25	3/31/20	842

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$1,845	U.S. Treasury Note	2.25	11/15/27	$1,784

1,015	U.S. Treasury Note	2.25	10/31/24	998

1,900	U.S. Treasury Note	2.25	8/15/27	1,840

1,555	U.S. Treasury Note	2.25	3/31/21	1,547

1,000	U.S. Treasury Note	2.25	1/31/24	987

1,955	U.S. Treasury Note	2.25	11/15/24	1,921

1,700	U.S. Treasury Note	2.25	2/15/27	1,652

1,605	U.S. Treasury Note	2.25	4/30/21	1,597

950	U.S. Treasury Note	2.25	12/31/23	938

1,875	U.S. Treasury Note	2.25	11/15/25	1,834

735	U.S. Treasury Note	2.25	2/15/21	731

790	U.S. Treasury Note	2.25	2/29/20	787

700	U.S. Treasury Note	2.38	12/31/20	698

1,715	U.S. Treasury Note	2.38	4/15/21	1,710

1,750	U.S. Treasury Note	2.38	1/31/23	1,742

900	U.S. Treasury Note	2.38	4/30/20	898

790	U.S. Treasury Note	2.38	3/15/21	788

2,560	U.S. Treasury Note	2.38	5/15/27	2,507

2,675	U.S. Treasury Note	2.38	8/15/24	2,650

1,500	U.S. Treasury Note	2.50	12/31/20	1,500

940	U.S. Treasury Note	2.50	5/31/20	939

2,105	U.S. Treasury Note	2.50	5/15/24	2,101

995	U.S. Treasury Note	2.50	6/30/20	994

990	U.S. Treasury Note	2.50	3/31/23	990

700	U.S. Treasury Note	2.50	1/31/25	697

1,370	U.S. Treasury Note	2.50	8/15/23	1,370

700	U.S. Treasury Note	2.63	12/31/23	704

1,060	U.S. Treasury Note	2.63	12/31/25	1,063

1,377	U.S. Treasury Note	2.63	8/15/20	1,379

2,353	U.S. Treasury Note	2.63	11/15/20	2,357

1,260	U.S. Treasury Note	2.63	12/15/21	1,266

1,020	U.S. Treasury Note	2.63	7/31/20	1,021

1,050	U.S. Treasury Note	2.63	8/31/20	1,051

935	U.S. Treasury Note	2.63	6/15/21	938

750	U.S. Treasury Note	2.63	3/31/25	752

885	U.S. Treasury Note	2.63	5/15/21	888

985	U.S. Treasury Note	2.63	2/28/23	990

1,500	U.S. Treasury Note	2.63	6/30/23	1,508

960	U.S. Treasury Note	2.63	7/15/21	963

1,010	U.S. Treasury Note	2.75	9/15/21	1,017

905	U.S. Treasury Note	2.75	8/31/25	914

1,250	U.S. Treasury Note	2.75	9/30/20	1,255

1,050	U.S. Treasury Note	2.75	7/31/23	1,061

1,075	U.S. Treasury Note	2.75	8/31/23	1,087

1,320	U.S. Treasury Note	2.75	11/30/20	1,326

990	U.S. Treasury Note	2.75	8/15/21	997

875	U.S. Treasury Note	2.75	6/30/25	884

800	U.S. Treasury Note	2.75	5/31/23	809

2,567	U.S. Treasury Note	2.75	11/15/23	2,594

980	U.S. Treasury Note	2.75	4/30/23	990

885	U.S. Treasury Note	2.75	2/28/25	894

2,120	U.S. Treasury Note	2.75	2/15/28	2,133

2,165	U.S. Treasury Note	2.75	2/15/24	2,188

1,000	U.S. Treasury Note	2.88	11/30/23	1,017

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$1,085	U.S. Treasury Note	2.88		11/30/25	$1,105

1,255	U.S. Treasury Note	2.88		11/15/21	1,269

1,300	U.S. Treasury Note	2.88		10/31/20	1,308

1,020	U.S. Treasury Note	2.88		10/15/21	1,031

1,105	U.S. Treasury Note	2.88		10/31/23	1,123

815	U.S. Treasury Note	2.88		4/30/25	829

1,920	U.S. Treasury Note	2.88		5/15/28	1,951

1,005	U.S. Treasury Note	2.88		5/31/25	1,023

3,055	U.S. Treasury Note	2.88		8/15/28	3,103

1,500	U.S. Treasury Note	2.88		9/30/23	1,524

875	U.S. Treasury Note	2.88		7/31/25	891

895	U.S. Treasury Note	3.00		9/30/25	918

880	U.S. Treasury Note	3.13		10/31/25	903

1,185	U.S. Treasury Note	3.13		11/15/28	1,230

700	U.S. Treasury Note	3.13		5/15/21	710

840	U.S. Treasury Note	3.50		5/15/20	850

1,632	U.S. Treasury Note	3.63		2/15/21	1,669

1,760	U.S. Treasury Note	3.63		2/15/20	1,779

400	U.S. Treasury Note	5.50		8/15/28	494

	Total U.S. Treasury Obligations				267,337

	Yankee Dollar — 0.05%

115	AID-Israel (Sovereign Bond)	5.50		9/18/23	129

	Total Yankee Dollar				129

Shares

	Investment Company — 0.20%

545,536	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.27	(a)		546

	Total Investment Company				546

	Total Investments (cost $277,028) — 99.42%				277,184
	Other assets in excess of liabilities — 0.58%				1,625

	Net Assets — 100.00%				$278,809

(a)	The rate disclosed is the rate in effect on December 31, 2018.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation*	HC Capital Solutions	Total
U.S. Government Agency Securities	3.29%	—	3.29%

U.S. Treasury Obligations	95.88%	—	95.88%

Yankee Dollar	0.05%	—	0.05%

Investment Company	—	0.20%	0.20%

Other Assets (Liabilities)	0.58%	0.00%	0.58%

Total Net Assets	99.80%	0.20%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Treasury Obligations — 98.46%

$4,584	U.S. Treasury Inflation Index Bond	0.63		2/15/43	$4,018

7,712	U.S. Treasury Inflation Index Bond	0.75		2/15/45	6,896

6,201	U.S. Treasury Inflation Index Bond	0.75		2/15/42	5,627

11,008	U.S. Treasury Inflation Index Bond	0.75		7/15/28	10,776

5,557	U.S. Treasury Inflation Index Bond	0.88		2/15/47	5,102

5,442	U.S. Treasury Inflation Index Bond	1.00		2/15/48	5,159

5,665	U.S. Treasury Inflation Index Bond	1.00		2/15/46	5,372

6,922	U.S. Treasury Inflation Index Bond	1.38		2/15/44	7,148

5,265	U.S. Treasury Inflation Index Bond	1.75		1/15/28	5,592

6,536	U.S. Treasury Inflation Index Bond	2.00		1/15/26	6,976

3,530	U.S. Treasury Inflation Index Bond	2.13		2/15/41	4,169

2,771	U.S. Treasury Inflation Index Bond	2.13		2/15/40	3,258

5,259	U.S. Treasury Inflation Index Bond	2.38		1/15/27	5,806

8,973	U.S. Treasury Inflation Index Bond	2.38		1/15/25	9,703

5,082	U.S. Treasury Inflation Index Bond	2.50		1/15/29	5,785

2,048	U.S. Treasury Inflation Index Bond	3.38		4/15/32	2,627

4,433	U.S. Treasury Inflation Index Bond	3.63		4/15/28	5,441

5,392	U.S. Treasury Inflation Index Bond	3.88		4/15/29	6,859

13,530	U.S. Treasury Inflation Index Note	0.13		1/15/22	13,134

13,954	U.S. Treasury Inflation Index Note	0.13		7/15/22	13,554

14,019	U.S. Treasury Inflation Index Note	0.13		1/15/23	13,541

13,632	U.S. Treasury Inflation Index Note	0.13		7/15/24	13,073

11,528	U.S. Treasury Inflation Index Note	0.13		7/15/26	10,824

14,282	U.S. Treasury Inflation Index Note	0.13		4/15/22	13,817

14,657	U.S. Treasury Inflation Index Note	0.13		4/15/21	14,253

16,859	U.S. Treasury Inflation Index Note	0.13		4/15/20	16,480

13,666	U.S. Treasury Inflation Index Note	0.25		1/15/25	13,087

13,903	U.S. Treasury Inflation Index Note	0.38		7/15/23	13,595

11,440	U.S. Treasury Inflation Index Note	0.38		1/15/27	10,868

11,304	U.S. Treasury Inflation Index Note	0.38		7/15/27	10,725

13,651	U.S. Treasury Inflation Index Note	0.38		7/15/25	13,162

11,212	U.S. Treasury Inflation Index Note	0.50		1/15/28	10,701

13,868	U.S. Treasury Inflation Index Note	0.63		1/15/24	13,652

13,988	U.S. Treasury Inflation Index Note	0.63		4/15/23	13,756

12,291	U.S. Treasury Inflation Index Note	0.63		1/15/26	11,965

12,257	U.S. Treasury Inflation Index Note	0.63		7/15/21	12,123

11,547	U.S. Treasury Inflation Index Note	1.13		1/15/21	11,495

10,097	U.S. Treasury Inflation Index Note	1.25		7/15/20	10,076

6,527	U.S. Treasury Inflation Index Note	1.38		1/15/20	6,485

	Total U.S. Treasury Obligations				366,680

Shares

	Investment Company — 1.46%

5,434,699	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.27	(a)		5,435

	Total Investment Company				5,435

	Total Investments (cost $380,720) — 99.92%				372,115
	Other assets in excess of liabilities — 0.08%				294

	Net Assets — 100.00%				$372,409

(a) The	rate disclosed is the rate in effect on December 31, 2018.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Inflation Protected Securities Portfolio	Mellon Investments Corporation*	HC Capital Solutions	Total
U.S. Treasury Obligations	98.46%	—	98.46%

Investment Company	0.01%	1.45%	1.46%

Other Assets (Liabilities)	0.30%	-0.22%	0.08%

Total Net Assets	98.77%	1.23%	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds — 81.43%

$2,162	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75	11/30/26	$2,137

989	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	874

2,205	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	2,042

530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70	12/1/47	485

155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	152

3,375	American Express Co. (Consumer Finance), Callable 7/1/22 @ 100.00	2.50	8/1/22	3,257

180	American Express Co. (Consumer Finance), Callable 1/27/23 @ 100.00	3.40	2/27/23	178

3,990	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	3,989

540	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	555

1,715	Amgen, Inc. (Biotechnology), Callable 4/11/22 @ 100.00	2.65	5/11/22	1,676

2,235	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13	5/1/25	2,139

275	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	284

1,408	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	1,348

2,630	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	2,583

4,533	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 11/1/25 @ 100.00	3.65	2/1/26	4,284

1,066	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	993

1,910	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	1,773

1,730	Anthem, Inc. (Health Care Providers & Services)	3.13	5/15/22	1,705

485	Anthem, Inc. (Health Care Providers & Services)	3.30	1/15/23	477

1,095	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	1,047

1,035	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	1,042

790	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	762

750	Archer-Daniels-Midland Co., Class C (Food Products)	4.02	4/16/43	708

1,065	AT&T, Inc. (Diversified Telecommunication Services)	3.80	3/15/22	1,070

4,610	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	4,686

1,730	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	1,685

585	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	574

265	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	256

9,553	Bank of America Corp., MTN (Banks)	3.88	8/1/25	9,454

1,358	Bank One Corp. (Banks)	8.00	4/29/27	1,671

1,875	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,875

300	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	287

1,510	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	1,323

1,335	Capital One Financial Corp. (Consumer Finance), Callable 3/30/21 @ 100.00	3.45	4/30/21	1,332

4,800	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	4,715

1,708	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	1,752

600	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	709

555	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	546

7,220	Citigroup, Inc. (Banks)	3.40	5/1/26	6,795

695	Citigroup, Inc. (Banks)	4.50	1/14/22	710

500	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90	3/1/38	463

50	Comcast Corp. (Media)	4.65	7/15/42	50

2,185	Comcast Corp. (Media)	4.75	3/1/44	2,191

2,220	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	2,760

175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	224

1,650	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	1,702

765	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	782

2,315	CSX Corp. (Road & Rail)	6.22	4/30/40	2,749

1,454	CVS Health Corp. (Health Care Providers & Services), Callable 9/1/22 @ 100.00	2.75	12/1/22	1,399

795	CVS Health Corp. (Health Care Providers & Services), Callable 2/9/23 @ 100.00	3.70	3/9/23	786

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$6,130	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	$6,003

980	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/22 @ 100.00	3.25	5/15/22	955

925	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	926

1,765	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,675

315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85	12/15/25	334

2,445	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	2,336

1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	1,818

200	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	201

635	Duke Energy Corp. (Electric Utilities), Callable 6/1/26 @ 100.00	2.65	9/1/26	578

965	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	966

660	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	650

1,495	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	1,466

1,000	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75	2/15/25	990

2,782	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	2,701

995	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	1,017

1,520	Fiserv, Inc. (IT Services), Callable 7/1/22 @ 100.00	3.50	10/1/22	1,509

1,195	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	1,185

1,560	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	1,559

1,225	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,180

393	GlaxoSmithKline PLC (Diversified Financial Services)	6.38	5/15/38	494

3,555	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	3,371

2,420	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	2,512

200	Goldman Sachs Group, Inc. (Capital Markets)	5.75	1/24/22	209

1,485	Home Depot, Inc. (The) (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	1,702

411	International Paper Co. (Containers & Packaging), Callable 11/15/21 @ 100.00	4.75	2/15/22	429

755	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	796

480	Interpublic Group of Companies, Inc. (Media)	4.00	3/15/22	484

2,130	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	2,129

2,870	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	2,735

1,736	JPMorgan Chase & Co. (Banks)	3.63	5/13/24	1,724

1,360	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	1,392

1,500	JPMorgan Chase & Co. (Banks)	4.50	1/24/22	1,546

1,000	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	969

85	Lincoln National Corp. (Insurance)	4.85	6/24/21	88

975	Lincoln National Corp. (Insurance)	7.00	6/15/40	1,227

1,305	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	1,348

295	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	268

455	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	421

1,380	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	1,396

585	Medtronic, Inc. (Health Care Equipment & Supplies)	4.63	3/15/45	614

495	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	514

670	MetLife, Inc. (Insurance)	3.00	3/1/25	642

745	MetLife, Inc. (Insurance)	5.70	6/15/35	839

3,475	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	3,709

2,679	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	3,198

2,695	Morgan Stanley (Capital Markets)	2.63	11/17/21	2,630

3,940	Morgan Stanley (Capital Markets)	3.13	1/23/23	3,847

3,635	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95	2/7/24	3,577

2,625	Nucor Corp. (Metals & Mining), Callable 6/15/22 @ 100.00	4.13	9/15/22	2,699

1,074	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	1,140

2,132	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	2,024

380	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	361

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$2,450	Oracle Corp. (Software)	5.38	7/15/40	$2,710

1,050	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	1,053

250	Philip Morris International, Inc. (Tobacco)	3.25	11/10/24	241

800	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	760

279	Procter & Gamble Co. (The) (Household Products)	9.36	1/1/21	295

1,457	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	1,713

440	Prudential Financial, Inc., MTN (Insurance), Callable 12/27/27 @ 100.00	3.88	3/27/28	442

152	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	186

265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	247

1,185	RELX Capital, Inc. (Professional Services), Callable 7/15/22 @ 100.00	3.13	10/15/22	1,163

2,005	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50	3/16/23	1,989

785	Rockwell Collins, Inc. (Aerospace & Defense), Callable 1/15/24 @ 100.00	3.20	3/15/24	756

1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	1,168

215	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	211

1,950	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	1,913

1,185	Ryder System, Inc., MTN (Road & Rail), Callable 8/1/21 @ 100.00	2.25	9/1/21	1,146

1,405	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	1,369

735	Ryder System, Inc. (Road & Rail), Callable 10/15/21 @ 100.00	3.45	11/15/21	734

375	Sherwin-Williams Co. (The) (Chemicals), Callable 5/1/25 @ 100.00	3.45	8/1/25	358

385	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45	10/1/23	367

695	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	649

1,076	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	1,130

3,371	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	3,259

1,225	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,026

2,101	SunTrust Banks, Inc. (Banks), Callable 12/27/21 @ 100.00	2.70	1/27/22	2,049

843	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	1,011

2,220	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13	6/1/24	2,120

1,671	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	2,073

1,000	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00	4/15/23	973

1,535	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	1,555

840	Twenty-First Century Fox, Inc. (Media), Callable 3/15/44 @ 100.00	4.75	9/15/44	896

1,848	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	2,249

1,500	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	1,499

135	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	165

674	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	636

810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	847

835	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	885

865	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	949

270	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	267

1,300	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	1,245

1,622	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	1,570

5,335	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	5,680

820	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	853

700	Walmart, Inc. (Food & Staples Retailing)	5.63	4/1/40	841

1,525	Wells Fargo & Co., MTN (Banks)	2.63	7/22/22	1,470

3,995	Wells Fargo & Co. (Banks)	3.00	2/19/25	3,767

1,848	Wells Fargo & Co., MTN (Banks)	3.30	9/9/24	1,788

1,110	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	1,137

1,375	WestRock Co. (Containers & Packaging)	4.90	3/1/22	1,415

340	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	432

931	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	1,234

	Total Corporate Bonds			230,610

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Yankee Dollars — 15.74%

$600	America Movil SAB de CV (Wireless Telecommunication Services)	5.00		3/30/20	$610

850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	989

1,007	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	980

1,800	Barclays PLC (Banks), Callable 1/10/22 @ 100.00	3.68		1/10/23	1,729

480	BHP Billiton Ltd. (Metals & Mining)	5.00		9/30/43	523

2,094	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	2,075

1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	1,685

1,305	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	1,247

1,165	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	1,157

850	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	802

350	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90		2/1/25	335

2,390	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	2,487

1,000	Coca-Cola European Partners PLC (Beverages), Callable 6/1/21 @ 100.00	4.50		9/1/21	1,020

1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(a)	6/15/30	1,443

1,285	HSBC Holdings PLC (Banks)	4.00		3/30/22	1,302

500	HSBC Holdings PLC (Banks)	4.88		1/14/22	517

2,985	HSBC Holdings PLC (Banks)	5.10		4/5/21	3,088

500	HSBC Holdings PLC (Banks)	6.80		6/1/38	591

1,430	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	1,586

1,795	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	2,133

525	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	478

405	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	407

321	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	271

1,600	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/24 @ 100.00	5.75		4/15/24	1,712

1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,584

893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	895

1,925	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	2,442

1,145	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	1,275

831	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	983

513	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	524

540	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.46		2/16/21	560

745	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	849

685	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	2.50		8/1/22	657

2,610	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	2,587

1,040	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	1,154

451	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	491

440	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	413

946	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	992

	Total Yankee Dollars				44,573

Shares

	Investment Companies — 1.81%

3,639,204	SSgA U.S. Government Money Market Fund, Premier Class	2.25	(b)		3,639

1,474,911	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.27	(b)		1,475

	Total Investment Companies				5,114

	Total Investments (cost $289,544) — 98.98%				280,297
	Other assets in excess of liabilities — 1.02%				2,900

	Net Assets — 100.00%				$283,197

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2018.

(b)	The rate disclosed is the rate in effect on December 31, 2018.

MTN — Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	81.43%	—	81.43%

Yankee Dollars	15.74%	—	15.74%

Investment Companies	1.29%	0.52%	1.81%

Other Assets (Liabilities)	1.39%	-0.37%	1.02%

Total Net Assets	99.85%	0.15%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Asset Backed Securities — 1.70%

$200	Ally Auto Receivables Trust, Series 2018-3, Class A3, Callable 2/15/22 @ 100.00	3.00		1/17/23	$200

200	American Express Credit Account Master Trust, Series 2017-1, Class A	1.93		9/15/22	198

200	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 5/25/20 @ 100.00	1.37		12/27/22	197

200	BMW Vehicle Owner Trust, Series 2018-A, Class A4, Callable 11/25/21 @ 100.00	2.51		6/25/24	197

150	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4	1.99		7/17/23	148

125	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1	2.00		1/17/23	124

200	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3	2.43		1/15/25	198

300	CarMax Auto Owner Trust, Series 2017-2, Class A4, Callable 6/15/21 @ 100.00	2.25		9/15/22	295

260	CarMax Auto Owner Trust, Series 2018-2, Class A3, Callable 3/15/22 @ 100.00	2.98		1/17/23	262

270	Chase Issuance Trust (CHAIT), Series 2015-A4, Class A	1.84		4/15/22	265

100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88		1/23/23	100

100	Discover Card Execution Note Trust, Series 2017-A2, Class A2	2.39		7/15/24	98

350	Discover Card Execution Note Trust, Series 2018-A4, Class A4	3.11		1/16/24	352

156	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A4, Callable 10/16/21 @ 100.00	2.46		7/17/23	154

200	Synchrony Credit Card Master Note Trust, Series 2018-1, Class A	2.97		3/15/24	200

200	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, Callable 12/15/21 @ 100.00	2.52		5/15/23	199

250	World Omni Auto Receivables, Series 2017-A, Class A3, Callable 2/15/21 @ 100.00	1.93		9/15/22	247

	Total Asset Backed Securities				3,434

	Collateralized Mortgage Obligations — 6.30%

250	Bank, Series 2017-BNK9, Class ASB	3.47		11/15/54	251

150	Bank, Series 2018-BN10, Class A5	3.69		2/15/61	149

200	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class A2	3.12		2/15/50	200

100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB	3.37		2/15/50	100

200	Benchmark Mortgage Trust, Series 2018-B6, Class A4	4.26		10/10/51	209

228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88		2/10/48	222

183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14		2/10/48	179

100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31		4/10/49	99

100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5	3.62		2/10/49	100

228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62		7/10/47	231

183	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18		2/10/48	180

80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35		2/10/48	79

256	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61	(a)	6/10/46	260

100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97		8/10/47	101

100	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.16	(a)	8/10/50	105

200	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB	3.31		11/15/49	200

500	CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A2	3.82		4/15/51	511

135	Fannie Mae-ACES, Series 2016-M6, Class A1	2.14		5/25/26	131

17	Fannie Mae-ACES, Series 2013-M14, Class APT	2.64	(a)	4/25/23	17

46	Fannie Mae-ACES, Series 2017-M8, Class A1	2.65		5/25/27	46

283	Fannie Mae-ACES, Series 2015-M3, Class A2	2.72		10/25/24	278

254	Fannie Mae-ACES, Series 2012-M1, Class A2	2.73		10/25/21	253

200	Fannie Mae-ACES, Series 2017-M7, Class A2	2.96		2/25/27	195

58	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98		4/25/22	58

250	Fannie Mae-ACES, Series 2017-M11, Class A2	2.98		8/25/29	240

300	Fannie Mae-ACES, Series 2017-M12, Class A2	3.08	(a)	6/25/27	295

228	Fannie Mae-ACES, Series 2014-M9, Class A2	3.10	(a)	7/25/24	230

200	Fannie Mae-ACES, Series 2017 M15, Class ATS2	3.14	(a)	11/25/27	197

46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31		8/25/22	45

95	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class A1	2.34		7/25/26	92

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64		1/25/23	180

350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.67		3/25/26	339

119	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87		12/25/21	119

59	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02		2/25/23	60

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Collateralized Mortgage Obligations (continued)

$365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06		12/25/24	$366

274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13		6/25/21	275

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.31	(a)	5/25/23	185

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32		2/25/23	185

100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class A2, Callable 5/11/25 @ 100.00	3.33		5/25/25	101

500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class A2	3.85		5/25/28	520

111	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87		4/25/21	113

205	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.18		12/25/20	210

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25		1/25/20	184

110	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33		10/25/20	112

230	GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.79		5/10/49	219

100	GS Mortgage Securities Trust, Series 2017-GS5, Class A2	3.22		3/10/50	100

250	GS Mortgage Securities Trust, Series 2017-GS5, Class A4	3.67		3/10/50	250

100	GS Mortgage Securities Trust, Series 2018-GS10, Class A5	4.15	(a)	7/10/51	103

274	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24		8/10/46	284

137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64		11/15/47	138

183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80		9/15/47	186

183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13		11/15/45	188

191	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83		10/15/45	187

100	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15		3/15/48	99

183	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25		2/15/48	180

200	Morgan Stanley BAML Trust, Series 2014-C19, Class A4	3.53		12/15/47	200

200	Morgan Stanley BAML Trust, Series 2017-C33, Class A5	3.60		5/15/50	199

100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5, Callable 7/11/24 @ 100.00	3.74		8/15/47	101

100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05		4/15/47	103

200	Morgan Stanley Capital I Trust, Series 2017-H1, Class A4	3.26		6/15/50	194

183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4	3.59		3/15/49	183

100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06		10/10/48	96

146	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00		5/10/45	145

141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53		5/10/63	143

500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4	3.10		6/15/49	484

183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4	3.66		9/15/58	184

124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.81		12/15/48	127

169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82		8/15/50	172

142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07		2/15/48	135

167	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98		6/15/46	167

	Total Collateralized Mortgage Obligations				12,769

	U.S. Government Agency Mortgages — 91.82%

48	Fannie Mae, Pool #AY4232	2.00		5/1/30	46

105	Fannie Mae, Pool #MA2906	2.00		2/1/32	101

22	Fannie Mae, Pool #CA0052	2.00		7/1/32	21

90	Fannie Mae, Pool #BJ4362	2.00		11/1/32	86

249	Fannie Mae, Pool #AS1058	2.00		11/1/28	243

52	Fannie Mae, Pool #AS0001	2.00		7/1/28	51

46	Fannie Mae, Pool #MA2888	2.50		1/1/47	44

168	Fannie Mae, Pool #AS8892	2.50		2/1/32	164

21	Fannie Mae, Pool #AS8172	2.50		10/1/36	20

120	Fannie Mae, Pool #AS8246	2.50		11/1/31	117

25	Fannie Mae, Pool #MA1511	2.50		7/1/33	24

43	Fannie Mae, Pool #AS8437	2.50		12/1/36	42

91	Fannie Mae, Pool #MA3282	2.50		2/1/33	89

175	Fannie Mae, Pool #BE3032	2.50		1/1/32	171

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$88	Fannie Mae, Pool #AZ6458	2.50	7/1/30	$86

22	Fannie Mae, Pool #MA2854	2.50	12/1/46	21

179	Fannie Mae, Pool #BC9041	2.50	11/1/31	175

612	Fannie Mae, Pool #MA3246	2.50	1/1/33	598

310	Fannie Mae, Pool #AO3019	2.50	5/1/27	306

96	Fannie Mae, Pool #BJ3944	2.50	1/1/33	94

210	Fannie Mae, Pool #BJ3742	2.50	12/1/32	206

59	Fannie Mae, Pool #MA2868	2.50	1/1/32	58

310	Fannie Mae, Pool #AP4742	2.50	8/1/27	306

342	Fannie Mae, Pool #MA1277	2.50	12/1/27	337

40	Fannie Mae, Pool #AS0513	2.50	8/1/43	38

211	Fannie Mae, Pool #AS4946	2.50	5/1/30	207

345	Fannie Mae, Pool #MA3154	2.50	10/1/32	337

163	Fannie Mae, Pool #AU5334	2.50	11/1/28	159

381	Fannie Mae, Pool #MA1210	2.50	10/1/27	376

118	Fannie Mae, Pool #AU6387	2.50	11/1/28	117

214	Fannie Mae, Pool #AU2619	2.50	8/1/28	211

173	Fannie Mae, Pool #AB7391	2.50	12/1/42	164

73	Fannie Mae, Pool #AS4660	2.50	3/1/30	72

71	Fannie Mae, Pool #AT2717	2.50	5/1/43	68

49	Fannie Mae, Pool #MA1270	2.50	11/1/32	48

20	Fannie Mae, Pool #MA2789	2.50	10/1/36	20

117	Fannie Mae, Pool #MA3217	2.50	12/1/32	115

42	Fannie Mae, Pool #MA2897	3.00	2/1/37	42

116	Fannie Mae, Pool #MA2230	3.00	4/1/35	115

46	Fannie Mae, Pool #MA2087	3.00	11/1/34	46

68	Fannie Mae, Pool #MA3185	3.00	11/1/37	68

117	Fannie Mae, Pool #MA2523	3.00	2/1/36	116

104	Fannie Mae, Pool #AS2312	3.00	5/1/29	104

43	Fannie Mae, Pool #MA3078	3.00	7/1/37	43

374	Fannie Mae, Pool #MA3082	3.00	7/1/47	365

251	Fannie Mae, Pool #MA2246	3.00	4/1/30	251

32	Fannie Mae, Pool #MA2065	3.00	10/1/34	32

307	Fannie Mae, Pool #AK0006	3.00	1/1/27	308

394	Fannie Mae, Pool #MA3106	3.00	8/1/47	385

641	Fannie Mae, Pool #AP6493	3.00	9/1/42	632

353	Fannie Mae, Pool #MA2956	3.00	4/1/47	345

196	Fannie Mae, Pool #MA3147	3.00	10/1/47	191

45	Fannie Mae, Pool #MA3127	3.00	9/1/37	44

97	Fannie Mae, Pool #MA2149	3.00	1/1/30	97

276	Fannie Mae, Pool #AY4829	3.00	5/1/45	271

212	Fannie Mae, Pool #MA3179	3.00	11/1/47	207

179	Fannie Mae, Pool #AS1527	3.00	1/1/29	179

44	Fannie Mae, Pool #MA3218	3.00	12/1/32	44

68	Fannie Mae, Pool #MA2579	3.00	4/1/36	68

276	Fannie Mae, Pool #AS4884	3.00	5/1/45	271

91	Fannie Mae, Pool #MA3247	3.00	1/1/33	91

198	Fannie Mae, Pool #MA3304	3.00	3/1/48	193

134	Fannie Mae, Pool #MA1527	3.00	8/1/33	134

43	Fannie Mae, Pool #MA2961	3.00	4/1/37	42

44	Fannie Mae, Pool #AS8056	3.00	10/1/46	43

255	Fannie Mae, Pool #AS7238	3.00	5/1/46	249

136	Fannie Mae, Pool #MA1401	3.00	4/1/33	136

190	Fannie Mae, Pool #AY4200	3.00	5/1/45	186

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$32	Fannie Mae, Pool #MA2287	3.00	6/1/35	$32

83	Fannie Mae, Pool #AS3117	3.00	8/1/29	83

41	Fannie Mae, Pool #AR7426	3.00	7/1/43	41

115	Fannie Mae, Pool #MA3339	3.00	4/1/33	115

122	Fannie Mae, Pool #MA3331	3.00	4/1/48	119

69	Fannie Mae, Pool #MA1338	3.00	2/1/33	68

63	Fannie Mae, Pool #AS4334	3.00	1/1/45	62

249	Fannie Mae, Pool #AS0196	3.00	8/1/28	250

292	Fannie Mae, Pool #AS4333	3.00	1/1/45	287

324	Fannie Mae, Pool #MA1307	3.00	1/1/33	323

117	Fannie Mae, Pool #MA2425	3.00	10/1/30	117

906	Fannie Mae, Pool #AQ7920	3.00	12/1/42	892

131	Fannie Mae, Pool #AQ3223	3.00	11/1/27	132

22	Fannie Mae, Pool #MA3100	3.00	8/1/37	22

90	Fannie Mae, Pool #MA3237	3.00	1/1/48	88

89	Fannie Mae, Pool #AS8483	3.00	12/1/46	87

83	Fannie Mae, Pool #AS8438	3.00	12/1/36	82

82	Fannie Mae, Pool #AS8424	3.00	12/1/36	82

384	Fannie Mae, Pool #AS8414	3.00	11/1/46	375

298	Fannie Mae, Pool #AS8276	3.00	11/1/46	291

148	Fannie Mae, Pool #AS8186	3.00	10/1/46	144

89	Fannie Mae, Pool #BE4400	3.00	1/1/47	87

166	Fannie Mae, Pool #AS7908	3.00	9/1/46	162

90	Fannie Mae, Pool #BE3861	3.00	1/1/47	88

114	Fannie Mae, Pool #MA2773	3.00	10/1/36	113

63	Fannie Mae, Pool #BM1370	3.00	4/1/37	62

245	Fannie Mae, Pool #AS8784	3.00	2/1/47	240

185	Fannie Mae, Pool #AS8521	3.00	12/1/46	181

211	Fannie Mae, Pool #AB4483	3.00	2/1/27	212

917	Fannie Mae, Pool #AB7099	3.00	11/1/42	903

324	Fannie Mae, Pool #AB8897	3.00	4/1/43	319

89	Fannie Mae, Pool #AL9996	3.00	4/1/32	89

85	Fannie Mae, Pool #AU7890	3.00	9/1/28	85

36	Fannie Mae, Pool #MA1058	3.00	5/1/32	36

353	Fannie Mae, Pool #AL9865	3.00	2/1/47	344

221	Fannie Mae, Pool #AU3735	3.00	8/1/43	217

22	Fannie Mae, Pool #AL9848	3.00	3/1/47	22

286	Fannie Mae, Pool #AT7620	3.00	6/1/43	281

301	Fannie Mae, Pool #AT2014	3.00	4/1/43	296

54	Fannie Mae, Pool #AT1575	3.00	5/1/43	53

326	Fannie Mae, Pool #AT0682	3.00	4/1/43	321

240	Fannie Mae, Pool #MA2737	3.00	9/1/46	235

263	Fannie Mae, Pool #MA2895	3.00	2/1/47	257

176	Fannie Mae, Pool #BE1901	3.00	12/1/46	172

201	Fannie Mae, Pool #BD5545	3.00	10/1/46	196

1,173	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,154

28	Fannie Mae, Pool #AX8309	3.00	11/1/29	28

504	Fannie Mae, Pool #AP2465	3.00	8/1/42	496

261	Fannie Mae, Pool #MA2863	3.00	1/1/47	255

95	Fannie Mae, Pool #BJ2996	3.00	1/1/33	94

128	Fannie Mae, Pool #AZ0538	3.00	9/1/30	128

77	Fannie Mae, Pool #AW8295	3.00	8/1/29	77

47	Fannie Mae, Pool #BA4786	3.00	2/1/31	47

71	Fannie Mae, Pool #BK1015	3.00	2/1/33	71

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$341	Fannie Mae, Pool #BD5787	3.00	9/1/46	$333

14	Fannie Mae, Pool #BA0826	3.00	10/1/30	14

62	Fannie Mae, Pool #MA2832	3.00	12/1/36	61

256	Fannie Mae, Pool #MA2833	3.00	12/1/46	250

88	Fannie Mae, Pool #J24886	3.00	7/1/23	88

153	Fannie Mae, Pool #AW7383	3.00	8/1/29	153

686	Fannie Mae, Pool #AO0752	3.00	4/1/42	675

46	Fannie Mae, Pool #AZ4358	3.00	7/1/30	46

257	Fannie Mae, Pool #BD4225	3.00	11/1/46	251

47	Fannie Mae, Pool #BE9547	3.00	4/1/47	46

285	Fannie Mae, Pool #AK3302	3.00	3/1/27	286

339	Fannie Mae, Pool #MA2806	3.00	11/1/46	331

302	Fannie Mae, Pool #BC9003	3.00	11/1/46	295

300	Fannie Mae, Pool #BC4764	3.00	10/1/46	293

82	Fannie Mae, Pool #BC4276	3.00	4/1/46	81

397	Fannie Mae, Pool #BD2446	3.00	1/1/47	387

36	Fannie Mae, Pool #MA2692	3.50	7/1/36	37

216	Fannie Mae, Pool #MA1980	3.50	8/1/44	217

20	Fannie Mae, Pool #MA2909	3.50	2/1/37	20

597	Fannie Mae, Pool #MA3520	3.50	10/1/48	597

101	Fannie Mae, Pool #MA2923	3.50	3/1/37	102

50	Fannie Mae, Pool #MA2495	3.50	1/1/46	50

109	Fannie Mae, Pool #BC0163	3.50	1/1/46	109

246	Fannie Mae, Pool #MA2125	3.50	12/1/44	247

147	Fannie Mae, Pool #BJ0647	3.50	3/1/48	147

438	Fannie Mae, Pool #BJ2692	3.50	4/1/48	438

288	Fannie Mae, Pool #BK9038	3.50	10/1/33	292

100	Fannie Mae, Pool #BK9622	3.50	10/1/48	100

37	Fannie Mae, Pool #BM1231	3.50	11/1/31	37

77	Fannie Mae, Pool #BC7633	3.50	6/1/46	77

372	Fannie Mae, Pool #BD2436	3.50	1/1/47	373

317	Fannie Mae, Pool #BD5046	3.50	2/1/47	318

145	Fannie Mae, Pool #BE5258	3.50	1/1/47	145

141	Fannie Mae, Pool #BM2001	3.50	12/1/46	141

1,045	Fannie Mae, Pool #AB6017	3.50	8/1/42	1,053

23	Fannie Mae, Pool #MA1021	3.50	3/1/27	23

182	Fannie Mae, Pool #MA1059	3.50	5/1/32	185

340	Fannie Mae, Pool #BM1568	3.50	7/1/47	343

377	Fannie Mae, Pool #CA0487	3.50	10/1/47	377

476	Fannie Mae, Pool #BH9277	3.50	2/1/48	476

379	Fannie Mae, Pool #BH9215	3.50	1/1/48	380

419	Fannie Mae, Pool #BH5155	3.50	9/1/47	419

236	Fannie Mae, Pool #MA1107	3.50	7/1/32	241

286	Fannie Mae, Pool #MA2292	3.50	6/1/45	287

86	Fannie Mae, Pool #MA2389	3.50	9/1/35	87

21	Fannie Mae, Pool #MA2996	3.50	5/1/37	21

381	Fannie Mae, Pool #MA3305	3.50	3/1/48	382

294	Fannie Mae, Pool #MA3332	3.50	4/1/48	295

371	Fannie Mae, Pool #MA3414	3.50	7/1/48	371

200	Fannie Mae, Pool #MA3462	3.50	9/1/33	202

205	Fannie Mae, Pool #MA1982	3.50	8/1/34	209

105	Fannie Mae, Pool #AE5487	3.50	10/1/25	107

375	Fannie Mae, Pool #MA3238	3.50	1/1/48	375

349	Fannie Mae, Pool #MA3026	3.50	6/1/47	349

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$43	Fannie Mae, Pool #MA3059	3.50	7/1/37	$43

200	Fannie Mae, Pool #MA3494	3.50	10/1/48	200

44	Fannie Mae, Pool #MA3152	3.50	10/1/37	45

422	Fannie Mae, Pool #MA3182	3.50	11/1/47	422

355	Fannie Mae, Pool #BC1158	3.50	2/1/46	356

184	Fannie Mae, Pool #MA3243	3.50	1/1/38	187

156	Fannie Mae, Pool #BC3126	3.50	1/1/46	156

289	Fannie Mae, Pool #AS7388	3.50	6/1/46	290

235	Fannie Mae, Pool #AS7239	3.50	5/1/46	235

206	Fannie Mae, Pool #AY5303	3.50	3/1/45	207

297	Fannie Mae, Pool #AZ0862	3.50	7/1/45	299

65	Fannie Mae, Pool #310139	3.50	11/1/25	66

32	Fannie Mae, Pool #AS2081	3.50	4/1/29	33

190	Fannie Mae, Pool #AS0024	3.50	7/1/43	192

266	Fannie Mae, Pool #AS3133	3.50	8/1/44	267

225	Fannie Mae, Pool #AY4300	3.50	1/1/45	225

211	Fannie Mae, Pool #AS6649	3.50	2/1/46	212

165	Fannie Mae, Pool #AS5696	3.50	8/1/45	165

217	Fannie Mae, Pool #AS5068	3.50	6/1/45	218

248	Fannie Mae, Pool #AS4773	3.50	4/1/45	249

128	Fannie Mae, Pool #AS4772	3.50	4/1/45	128

251	Fannie Mae, Pool #AS4771	3.50	4/1/45	252

137	Fannie Mae, Pool #AS5319	3.50	7/1/45	138

102	Fannie Mae, Pool #AS5892	3.50	10/1/45	102

424	Fannie Mae, Pool #AQ0546	3.50	11/1/42	427

167	Fannie Mae, Pool #AY3913	3.50	2/1/45	167

231	Fannie Mae, Pool #AX9530	3.50	2/1/45	232

318	Fannie Mae, Pool #AU1635	3.50	7/1/43	320

152	Fannie Mae, Pool #AU3742	3.50	8/1/43	153

33	Fannie Mae, Pool #AV6407	3.50	2/1/29	33

349	Fannie Mae, Pool #AS7491	3.50	7/1/46	350

104	Fannie Mae, Pool #AZ6383	3.50	9/1/45	105

218	Fannie Mae, Pool #AZ9576	3.50	12/1/45	219

169	Fannie Mae, Pool #AY3802	3.50	2/1/45	169

96	Fannie Mae, Pool #BA1893	3.50	8/1/45	96

155	Fannie Mae, Pool #AZ2614	3.50	8/1/45	156

84	Fannie Mae, Pool #AY8856	3.50	9/1/45	84

17	Fannie Mae, Pool #AX0159	3.50	9/1/29	18

199	Fannie Mae, Pool #AX2486	3.50	10/1/44	200

113	Fannie Mae, Pool #AX5201	3.50	10/1/29	115

100	Fannie Mae, Pool #AX7655	3.50	1/1/45	100

27	Fannie Mae, Pool #BA5031	3.50	1/1/46	27

365	Fannie Mae, Pool #AL1717	3.50	5/1/27	371

266	Fannie Mae, Pool #AY1306	3.50	3/1/45	267

1,098	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,107

18	Fannie Mae, Pool #AJ6181	3.50	12/1/26	18

200	Fannie Mae, Pool #AO4385	3.50	6/1/42	202

126	Fannie Mae, Pool #AJ4093	3.50	10/1/26	127

46	Fannie Mae, Pool #AK0706	3.50	2/1/27	47

388	Fannie Mae, Pool #AO3760	3.50	5/1/42	391

242	Fannie Mae, Pool #AJ8476	3.50	12/1/41	244

913	Fannie Mae, Pool #AO8137	3.50	8/1/42	920

52	Fannie Mae, Pool #AP9390	3.50	10/1/42	53

127	Fannie Mae, Pool #AO9140	3.50	7/1/42	128

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$1,132	Fannie Mae, Pool #AK7497	3.50	4/1/42	$1,142

126	Fannie Mae, Pool #AO4647	3.50	6/1/42	127

19	Fannie Mae, Pool #AL8776	3.50	7/1/46	19

23	Fannie Mae, Pool #AW9041	4.00	8/1/44	23

229	Fannie Mae, Pool #AL8387	4.00	3/1/46	234

78	Fannie Mae, Pool #BC5559	4.00	3/1/46	80

165	Fannie Mae, Pool #AZ8067	4.00	9/1/45	168

208	Fannie Mae, Pool #AZ7362	4.00	11/1/45	212

70	Fannie Mae, Pool #BH2623	4.00	8/1/47	72

74	Fannie Mae, Pool #BA0847	4.00	3/1/46	76

298	Fannie Mae, Pool #BK0909	4.00	7/1/48	304

398	Fannie Mae, Pool #BJ9169	4.00	5/1/48	406

79	Fannie Mae, Pool #AS8823	4.00	2/1/47	81

206	Fannie Mae, Pool #AO2959	4.00	5/1/42	212

183	Fannie Mae, Pool #AX0841	4.00	9/1/44	187

71	Fannie Mae, Pool #BJ0639	4.00	3/1/48	72

13	Fannie Mae, Pool #AZ8874	4.00	9/1/45	13

365	Fannie Mae, Pool #BD7081	4.00	3/1/47	373

142	Fannie Mae, Pool #AS7600	4.00	7/1/46	145

157	Fannie Mae, Pool #AS7601	4.00	7/1/46	161

291	Fannie Mae, Pool #CA1894	4.00	6/1/48	296

50	Fannie Mae, Pool #AT3872	4.00	6/1/43	52

198	Fannie Mae, Pool #CA0237	4.00	8/1/47	202

342	Fannie Mae, Pool #CA0183	4.00	8/1/47	348

15	Fannie Mae, Pool #MA2536	4.00	2/1/36	16

334	Fannie Mae, Pool #BM2002	4.00	10/1/47	340

269	Fannie Mae, Pool #AU3753	4.00	8/1/43	276

153	Fannie Mae, Pool #AV2340	4.00	12/1/43	157

36	Fannie Mae, Pool #MA0695	4.00	4/1/31	37

199	Fannie Mae, Pool #MA0641	4.00	2/1/31	204

66	Fannie Mae, Pool #MA0493	4.00	8/1/30	67

118	Fannie Mae, Pool #AC7328	4.00	12/1/39	121

165	Fannie Mae, Pool #AW5063	4.00	7/1/44	169

48	Fannie Mae, Pool #AW5109	4.00	8/1/44	49

267	Fannie Mae, Pool #AS9486	4.00	4/1/47	272

65	Fannie Mae, Pool #G08694	4.00	2/1/46	66

364	Fannie Mae, Pool #AS9831	4.00	6/1/47	371

1,049	Fannie Mae, Pool #190405	4.00	10/1/40	1,079

141	Fannie Mae, Pool #AL7347	4.00	9/1/45	144

353	Fannie Mae, Pool #BE8050	4.00	4/1/47	360

90	Fannie Mae, Pool #AY0025	4.00	2/1/45	92

234	Fannie Mae, Pool #AS8532	4.00	12/1/46	239

175	Fannie Mae, Pool #AY1377	4.00	4/1/45	179

39	Fannie Mae, Pool #AY2291	4.00	3/1/45	40

48	Fannie Mae, Pool #MA3413	4.00	7/1/38	49

166	Fannie Mae, Pool #AS2498	4.00	5/1/44	170

21	Fannie Mae, Pool #MA3037	4.00	6/1/37	21

351	Fannie Mae, Pool #MA3027	4.00	6/1/47	358

45	Fannie Mae, Pool #MA3216	4.00	12/1/37	47

418	Fannie Mae, Pool #AJ7857	4.00	12/1/41	430

570	Fannie Mae, Pool #AJ7689	4.00	12/1/41	586

134	Fannie Mae, Pool #AS3468	4.00	10/1/44	137

29	Fannie Mae, Pool #AS2117	4.00	4/1/44	29

525	Fannie Mae, Pool #AJ5303	4.00	11/1/41	540

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$32	Fannie Mae, Pool #AS7028	4.00	4/1/46	$32

241	Fannie Mae, Pool #MA3277	4.00	2/1/48	245

437	Fannie Mae, Pool #MA2995	4.00	5/1/47	445

194	Fannie Mae, Pool #AS3293	4.00	9/1/44	198

436	Fannie Mae, Pool #AS0531	4.00	9/1/43	448

91	Fannie Mae, Pool #MA3244	4.00	1/1/38	93

17	Fannie Mae, Pool #MA2655	4.00	6/1/36	17

200	Fannie Mae, Pool #AY1595	4.00	1/1/45	204

44	Fannie Mae, Pool #MA2455	4.00	11/1/35	45

83	Fannie Mae, Pool #AL4778	4.00	10/1/32	85

192	Fannie Mae, Pool #AS3216	4.00	9/1/44	197

317	Fannie Mae, Pool #AH5859	4.00	2/1/41	326

305	Fannie Mae, Pool #MA3121	4.00	9/1/47	311

199	Fannie Mae, Pool #AS3467	4.00	10/1/44	204

82	Fannie Mae, Pool #AY8981	4.00	8/1/45	83

38	Fannie Mae, Pool #AH3394	4.00	1/1/41	39

40	Fannie Mae, Pool #AS3448	4.00	9/1/44	41

244	Fannie Mae, Pool #AH6242	4.00	4/1/26	250

145	Fannie Mae, Pool #AS3903	4.00	11/1/44	148

194	Fannie Mae, Pool #BA6910	4.00	2/1/46	198

358	Fannie Mae, Pool #MA3183	4.00	11/1/47	365

191	Fannie Mae, Pool #AI4815	4.50	6/1/41	200

—	Fannie Mae, Pool #AB0339	4.50	1/1/20	—

94	Fannie Mae, Pool #AB1389	4.50	8/1/40	98

36	Fannie Mae, Pool #AB1470	4.50	9/1/40	38

191	Fannie Mae, Pool #AB3192	4.50	6/1/41	200

45	Fannie Mae, Pool #AA9781	4.50	7/1/24	46

82	Fannie Mae, Pool #AL5082	4.50	3/1/44	85

72	Fannie Mae, Pool #CA1218	4.50	2/1/48	74

345	Fannie Mae, Pool #CA1711	4.50	5/1/48	358

31	Fannie Mae, Pool #982892	4.50	5/1/23	32

139	Fannie Mae, Pool #CA0623	4.50	10/1/47	144

114	Fannie Mae, Pool #MA0481	4.50	8/1/30	120

47	Fannie Mae, Pool #AS0861	4.50	10/1/43	49

29	Fannie Mae, Pool #AA0860	4.50	1/1/39	31

12	Fannie Mae, Pool #AW7048	4.50	6/1/44	12

41	Fannie Mae, Pool #AU5302	4.50	10/1/43	42

248	Fannie Mae, Pool #MA3184	4.50	11/1/47	258

200	Fannie Mae, Pool #BK5283	4.50	6/1/48	207

156	Fannie Mae, Pool #AL4450	4.50	12/1/43	162

36	Fannie Mae, Pool #AH6790	4.50	3/1/41	38

38	Fannie Mae, Pool #AL8816	4.50	9/1/45	40

299	Fannie Mae, Pool #BK1416	4.50	5/1/48	310

469	Fannie Mae, Pool #AH9055	4.50	4/1/41	491

50	Fannie Mae, Pool #BK8830	4.50	8/1/48	52

74	Fannie Mae, Pool #BM1285	4.50	5/1/47	77

176	Fannie Mae, Pool #BE6489	4.50	1/1/47	183

96	Fannie Mae, Pool #AS2276	4.50	4/1/44	100

474	Fannie Mae, Pool #AL1107	4.50	11/1/41	496

165	Fannie Mae, Pool #AS8157	4.50	10/1/46	171

509	Fannie Mae, Pool #AH7521	4.50	3/1/41	534

—	Fannie Mae, Pool #310112	4.50	6/1/19	—

85	Fannie Mae, Pool #AS1638	4.50	2/1/44	88

129	Fannie Mae, Pool #BE5992	4.50	2/1/47	134

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$39	Fannie Mae, Pool #AS8576	4.50	12/1/46	$41

207	Fannie Mae, Pool #AE0217	4.50	8/1/40	217

199	Fannie Mae, Pool #AD8529	4.50	8/1/40	209

38	Fannie Mae, Pool #890621	5.00	5/1/42	41

32	Fannie Mae, Pool #890603	5.00	8/1/41	34

738	Fannie Mae, Pool #889117	5.00	10/1/35	784

78	Fannie Mae, Pool #AL5788	5.00	5/1/42	83

97	Fannie Mae, Pool #CA1795	5.00	5/1/48	101

74	Fannie Mae, Pool #CA0349	5.00	9/1/47	77

155	Fannie Mae, Pool #AH5988	5.00	3/1/41	165

40	Fannie Mae, Pool #725238	5.00	3/1/34	43

79	Fannie Mae, Pool #AS0837	5.00	10/1/43	84

61	Fannie Mae, Pool #BM3781	5.00	11/1/30	64

80	Fannie Mae, Pool #AS0575	5.00	9/1/43	85

—	Fannie Mae, Pool #725504	5.00	1/1/19	—

9	Fannie Mae, Pool #796663	5.00	9/1/19	10

50	Fannie Mae, Pool #MA3472	5.00	9/1/48	52

1	Fannie Mae, Pool #868986	5.00	5/1/21	1

121	Fannie Mae, Pool #BM3904	5.00	5/1/48	126

82	Fannie Mae, Pool #836750	5.00	10/1/35	87

16	Fannie Mae, Pool #909662	5.50	2/1/22	16

1,141	Fannie Mae, Pool #890221	5.50	12/1/33	1,227

31	Fannie Mae, Pool #976945	5.50	2/1/23	32

4	Fannie Mae, Pool #AL0725	5.50	6/1/24	4

5	Fannie Mae, Pool #A69671	5.50	12/1/37	5

1	Fannie Mae, Pool #A79636	5.50	7/1/38	1

19	Fannie Mae, Pool #929451	5.50	5/1/38	20

683	Fannie Mae, Pool #725228	6.00	3/1/34	745

162	Fannie Mae, Pool #889984	6.50	10/1/38	184

975	Fannie Mae, 15 YR TBA	3.00	1/25/32	974

175	Fannie Mae, 15 YR TBA	3.50	1/25/32	177

250	Fannie Mae, 15 YR TBA	4.00	1/25/33	256

800	Fannie Mae, 30 YR TBA	3.50	1/25/49	800

3,800	Fannie Mae, 30 YR TBA	4.00	1/25/49	3,876

475	Fannie Mae, 30 YR TBA	4.00	2/25/48	484

1,425	Fannie Mae, 30 YR TBA	4.50	1/25/49	1,477

300	Fannie Mae, 30 YR TBA	4.50	2/25/49	311

50	Fannie Mae, 30 YR TBA	5.00	1/25/49	52

150	Fannie Mae, 30 YR TBA	5.00	2/25/47	157

91	Freddie Mac, Pool #G18634	2.00	3/1/32	87

61	Freddie Mac, Pool #G18547	2.00	3/1/30	59

131	Freddie Mac, Pool #J25777	2.00	9/1/28	128

48	Freddie Mac, Pool #J25759	2.00	8/1/28	47

197	Freddie Mac, Pool #J18954	2.50	4/1/27	194

69	Freddie Mac, Pool #G18700	2.50	7/1/33	67

49	Freddie Mac, Pool #G18665	2.50	11/1/32	47

163	Freddie Mac, Pool #G18635	2.50	3/1/32	159

47	Freddie Mac, Pool #Q42878	2.50	9/1/46	44

24	Freddie Mac, Pool #G08638	2.50	4/1/45	22

177	Freddie Mac, Pool #G18533	2.50	12/1/29	173

91	Freddie Mac, Pool #G18485	2.50	10/1/28	90

207	Freddie Mac, Pool #G18470	2.50	6/1/28	204

187	Freddie Mac, Pool #G18459	2.50	3/1/28	185

31	Freddie Mac, Pool #G18472	2.50	7/1/28	31

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$21	Freddie Mac, Pool #G08755	2.50	2/1/47	$20

115	Freddie Mac, Pool #J35643	2.50	11/1/31	112

157	Freddie Mac, Pool #J35896	2.50	12/1/31	153

121	Freddie Mac, Pool #J36516	2.50	3/1/32	118

188	Freddie Mac, Pool #J37902	2.50	11/1/32	183

311	Freddie Mac, Pool #J38477	2.50	2/1/33	303

97	Freddie Mac, Pool #G18704	2.50	6/1/33	95

146	Freddie Mac, Pool #G18683	2.50	4/1/33	142

328	Freddie Mac, Pool #G18680	2.50	3/1/33	320

15	Freddie Mac, Pool #J30875	2.50	3/1/30	15

213	Freddie Mac, Pool #G18568	2.50	9/1/30	208

181	Freddie Mac, Pool #J23440	2.50	4/1/28	179

76	Freddie Mac, Pool #J25585	2.50	9/1/28	75

240	Freddie Mac, Pool #J26408	2.50	11/1/28	237

42	Freddie Mac, Pool #C91904	2.50	11/1/36	40

72	Freddie Mac, Pool #C09026	2.50	2/1/43	68

62	Freddie Mac, Pool #G08540	3.00	8/1/43	61

29	Freddie Mac, Pool #J14241	3.00	1/1/26	29

48	Freddie Mac, Pool #J38057	3.00	12/1/32	48

317	Freddie Mac, Pool #J17774	3.00	1/1/27	318

244	Freddie Mac, Pool #C04446	3.00	1/1/43	240

329	Freddie Mac, Pool #G08635	3.00	4/1/45	322

15	Freddie Mac, Pool #J17111	3.00	10/1/26	15

96	Freddie Mac, Pool #J38675	3.00	3/1/33	95

46	Freddie Mac, Pool #J38807	3.00	4/1/33	46

13	Freddie Mac, Pool #Q13086	3.00	11/1/42	13

58	Freddie Mac, Pool #G30945	3.00	9/1/36	57

264	Freddie Mac, Pool #G08525	3.00	5/1/43	259

21	Freddie Mac, Pool #G30999	3.00	2/1/37	21

50	Freddie Mac, Pool #Q18599	3.00	6/1/43	49

98	Freddie Mac, Pool #J36428	3.00	2/1/32	97

270	Freddie Mac, Pool #C04619	3.00	3/1/43	265

166	Freddie Mac, Pool #Q20067	3.00	7/1/43	163

99	Freddie Mac, Pool #G18715	3.00	11/1/33	99

181	Freddie Mac, Pool #C04422	3.00	12/1/42	178

199	Freddie Mac, Pool #G08850	3.00	9/1/48	194

299	Freddie Mac, Pool #G08855	3.00	10/1/48	291

479	Freddie Mac, Pool #G08534	3.00	6/1/43	471

1,353	Freddie Mac, Pool #G08537	3.00	7/1/43	1,331

309	Freddie Mac, Pool #Q16222	3.00	3/1/43	304

17	Freddie Mac, Pool #Q18882	3.00	5/1/43	17

22	Freddie Mac, Pool #C91949	3.00	9/1/37	22

109	Freddie Mac, Pool #C91707	3.00	6/1/33	109

46	Freddie Mac, Pool #C91969	3.00	1/1/38	46

523	Freddie Mac, Pool #Q21065	3.00	8/1/43	514

21	Freddie Mac, Pool #C91939	3.00	6/1/37	21

41	Freddie Mac, Pool #C91905	3.00	11/1/36	41

415	Freddie Mac, Pool #Q45735	3.00	1/1/47	405

20	Freddie Mac, Pool #Q39527	3.00	3/1/46	19

115	Freddie Mac, Pool #C91927	3.00	5/1/37	114

43	Freddie Mac, Pool #C91924	3.00	4/1/37	43

103	Freddie Mac, Pool #C91819	3.00	4/1/35	102

226	Freddie Mac, Pool #Q41795	3.00	7/1/46	220

14	Freddie Mac, Pool #C91809	3.00	2/1/35	14

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$32	Freddie Mac, Pool #C91826	3.00	5/1/35	$31

262	Freddie Mac, Pool #Q44452	3.00	11/1/46	256

79	Freddie Mac, Pool #C91798	3.00	12/1/34	78

320	Freddie Mac, Pool #Q43734	3.00	10/1/46	312

211	Freddie Mac, Pool #C91581	3.00	11/1/32	210

187	Freddie Mac, Pool #Q44665	3.00	11/1/46	182

369	Freddie Mac, Pool #Q45094	3.00	12/1/46	360

196	Freddie Mac, Pool #Q46441	3.00	2/1/47	191

46	Freddie Mac, Pool #J29932	3.00	11/1/29	46

149	Freddie Mac, Pool #C91724	3.00	9/1/33	149

48	Freddie Mac, Pool #J33135	3.00	11/1/30	47

298	Freddie Mac, Pool #G60187	3.00	8/1/45	292

44	Freddie Mac, Pool #C91943	3.00	7/1/37	44

222	Freddie Mac, Pool #G08825	3.00	6/1/48	216

59	Freddie Mac, Pool #Q19754	3.00	7/1/43	58

334	Freddie Mac, Pool #G60989	3.00	12/1/46	326

218	Freddie Mac, Pool #G15217	3.00	11/1/29	218

139	Freddie Mac, Pool #G08640	3.00	5/1/45	136

200	Freddie Mac, Pool #G08783	3.00	10/1/47	195

114	Freddie Mac, Pool #G08648	3.00	6/1/45	111

139	Freddie Mac, Pool #G18677	3.00	2/1/33	139

360	Freddie Mac, Pool #G08653	3.00	7/1/45	352

480	Freddie Mac, Pool #G08741	3.00	1/1/47	468

365	Freddie Mac, Pool #G18673	3.00	1/1/33	364

88	Freddie Mac, Pool #G18582	3.00	1/1/31	88

443	Freddie Mac, Pool #G08701	3.00	4/1/46	432

194	Freddie Mac, Pool #G15145	3.00	7/1/29	194

154	Freddie Mac, Pool #G18569	3.00	9/1/30	153

46	Freddie Mac, Pool #G18534	3.00	12/1/29	46

58	Freddie Mac, Pool #G18575	3.00	11/1/30	58

163	Freddie Mac, Pool #G18531	3.00	11/1/29	163

177	Freddie Mac, Pool #G08750	3.00	3/1/47	173

169	Freddie Mac, Pool #G08732	3.00	11/1/46	164

128	Freddie Mac, Pool #G08680	3.00	12/1/45	125

89	Freddie Mac, Pool #G08747	3.00	2/1/47	86

256	Freddie Mac, Pool #G08737	3.00	12/1/46	250

235	Freddie Mac, Pool #G18514	3.00	6/1/29	235

192	Freddie Mac, Pool #G18518	3.00	7/1/29	192

233	Freddie Mac, Pool #Q51461	3.50	10/1/47	233

161	Freddie Mac, Pool #Q37449	3.50	11/1/45	161

119	Freddie Mac, Pool #Q36040	3.50	9/1/45	120

64	Freddie Mac, Pool #Q31134	3.50	2/1/45	64

668	Freddie Mac, Pool #Q52319	3.50	11/1/47	668

25	Freddie Mac, Pool #Q55002	3.50	3/1/48	25

345	Freddie Mac, Pool #G08757	3.50	4/1/47	346

274	Freddie Mac, Pool #Q57871	3.50	8/1/48	274

58	Freddie Mac, Pool #J27494	3.50	2/1/29	59

67	Freddie Mac, Pool #C92003	3.50	7/1/38	68

124	Freddie Mac, Pool #Q58422	3.50	9/1/48	124

389	Freddie Mac, Pool #Q49490	3.50	7/1/47	390

200	Freddie Mac, Pool #Q53176	3.50	12/1/47	200

42	Freddie Mac, Pool #C91940	3.50	6/1/37	43

131	Freddie Mac, Pool #G08702	3.50	4/1/46	131

64	Freddie Mac, Pool #C03920	3.50	5/1/42	64

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$327	Freddie Mac, Pool #G08681	3.50	12/1/45	$328

159	Freddie Mac, Pool #G08687	3.50	1/1/46	159

343	Freddie Mac, Pool #G08693	3.50	3/1/46	345

218	Freddie Mac, Pool #J15105	3.50	4/1/26	221

144	Freddie Mac, Pool #G08733	3.50	11/1/46	145

22	Freddie Mac, Pool #J14232	3.50	1/1/21	23

93	Freddie Mac, Pool #J13582	3.50	11/1/25	94

14	Freddie Mac, Pool #E02735	3.50	10/1/25	15

326	Freddie Mac, Pool #G08761	3.50	5/1/47	327

507	Freddie Mac, Pool #G08766	3.50	6/1/47	508

66	Freddie Mac, Pool #C91950	3.50	9/1/37	67

150	Freddie Mac, Pool #G08706	3.50	5/1/46	151

275	Freddie Mac, Pool #G08654	3.50	7/1/45	276

142	Freddie Mac, Pool #G08698	3.50	3/1/46	143

170	Freddie Mac, Pool #C91456	3.50	6/1/32	173

156	Freddie Mac, Pool #C91403	3.50	3/1/32	159

16	Freddie Mac, Pool #C91760	3.50	5/1/34	16

43	Freddie Mac, Pool #C91742	3.50	1/1/34	43

387	Freddie Mac, Pool #G08650	3.50	6/1/45	388

21	Freddie Mac, Pool #C91925	3.50	4/1/37	21

297	Freddie Mac, Pool #G08641	3.50	5/1/45	299

407	Freddie Mac, Pool #G08627	3.50	2/1/45	409

276	Freddie Mac, Pool #G08667	3.50	9/1/45	277

91	Freddie Mac, Pool #J26144	3.50	10/1/23	92

221	Freddie Mac, Pool #G18707	3.50	9/1/33	224

363	Freddie Mac, Pool #G61148	3.50	9/1/47	364

172	Freddie Mac, Pool #Q08998	3.50	6/1/42	173

906	Freddie Mac, Pool #G08495	3.50	6/1/42	913

42	Freddie Mac, Pool #G14216	3.50	7/1/21	43

261	Freddie Mac, Pool #Q20860	3.50	8/1/43	263

417	Freddie Mac, Pool #G08554	3.50	10/1/43	420

377	Freddie Mac, Pool #G08562	3.50	1/1/44	380

67	Freddie Mac, Pool #G30776	3.50	7/1/35	68

49	Freddie Mac, Pool #G08792	3.50	12/1/47	49

34	Freddie Mac, Pool #G08620	3.50	12/1/44	34

117	Freddie Mac, Pool #Q12052	3.50	10/1/42	118

223	Freddie Mac, Pool #Q09896	3.50	8/1/42	225

186	Freddie Mac, Pool #Q08903	3.50	6/1/42	188

132	Freddie Mac, Pool #Q06749	3.50	3/1/42	133

121	Freddie Mac, Pool #Q04087	3.50	10/1/41	122

92	Freddie Mac, Pool #G08605	3.50	9/1/44	92

149	Freddie Mac, Pool #G08841	3.50	9/1/48	149

147	Freddie Mac, Pool #G08813	3.50	5/1/48	147

292	Freddie Mac, Pool #G08816	3.50	6/1/48	292

93	Freddie Mac, Pool #G08599	3.50	8/1/44	94

464	Freddie Mac, Pool #G08636	3.50	4/1/45	465

451	Freddie Mac, Pool #G08623	3.50	1/1/45	453

474	Freddie Mac, Pool #G08804	3.50	3/1/48	474

277	Freddie Mac, Pool #G08632	3.50	3/1/45	278

209	Freddie Mac, Pool #G08588	4.00	5/1/44	213

158	Freddie Mac, Pool #G08459	4.00	9/1/41	163

67	Freddie Mac, Pool #G08483	4.00	3/1/42	69

196	Freddie Mac, Pool #G08831	4.00	8/1/48	199

206	Freddie Mac, Pool #G08616	4.00	11/1/44	211

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$84	Freddie Mac, Pool #C91738	4.00	11/1/33	$87

77	Freddie Mac, Pool #C91765	4.00	6/1/34	80

328	Freddie Mac, Pool #G08660	4.00	8/1/45	335

24	Freddie Mac, Pool #G08633	4.00	3/1/45	24

17	Freddie Mac, Pool #J11263	4.00	11/1/19	18

159	Freddie Mac, Pool #C09070	4.00	12/1/44	163

96	Freddie Mac, Pool #G08601	4.00	8/1/44	98

57	Freddie Mac, Pool #G08672	4.00	10/1/45	58

22	Freddie Mac, Pool #J12435	4.00	6/1/25	22

896	Freddie Mac, Pool #A96286	4.00	1/1/41	922

19	Freddie Mac, Pool #C91923	4.00	3/1/37	19

198	Freddie Mac, Pool #G08595	4.00	7/1/44	203

200	Freddie Mac, Pool #G08767	4.00	6/1/47	204

27	Freddie Mac, Pool #J12238	4.00	5/1/20	27

219	Freddie Mac, Pool #Q24955	4.00	2/1/44	225

255	Freddie Mac, Pool #G06506	4.00	12/1/40	263

421	Freddie Mac, Pool #G08752	4.00	3/1/47	429

118	Freddie Mac, Pool #Q58680	4.00	9/1/48	121

91	Freddie Mac, Pool #Q34081	4.00	6/1/45	93

159	Freddie Mac, Pool #Q27594	4.00	8/1/44	163

12	Freddie Mac, Pool #Q27456	4.00	7/1/44	12

274	Freddie Mac, Pool #G08785	4.00	10/1/47	279

343	Freddie Mac, Pool #G08775	4.00	8/1/47	350

16	Freddie Mac, Pool #Z50032	4.00	4/1/19	17

46	Freddie Mac, Pool #C91994	4.00	5/1/38	48

343	Freddie Mac, Pool #V83344	4.00	8/1/47	350

186	Freddie Mac, Pool #G08618	4.00	12/1/44	190

90	Freddie Mac, Pool #G14453	4.00	6/1/26	93

125	Freddie Mac, Pool #G08637	4.00	4/1/45	128

281	Freddie Mac, Pool #G08669	4.00	9/1/45	287

164	Freddie Mac, Pool #G08567	4.00	1/1/44	168

49	Freddie Mac, POOL #C92019	4.00	10/1/38	50

14	Freddie Mac, Pool #G08642	4.00	5/1/45	14

158	Freddie Mac, Pool #A97495	4.50	3/1/41	166

1,578	Freddie Mac, Pool #A97692	4.50	3/1/41	1,653

198	Freddie Mac, Pool #G08820	4.50	5/1/48	205

12	Freddie Mac, Pool #E02862	4.50	3/1/26	13

36	Freddie Mac, Pool #A90437	4.50	1/1/40	38

49	Freddie Mac, Pool #G08596	4.50	7/1/44	51

126	Freddie Mac, Pool #G08754	4.50	3/1/47	130

223	Freddie Mac, Pool #G08759	4.50	4/1/47	231

197	Freddie Mac, Pool #Q57957	4.50	8/1/48	204

24	Freddie Mac, Pool #J07849	4.50	5/1/23	25

60	Freddie Mac, Pool #G08781	4.50	9/1/47	62

24	Freddie Mac, Pool #C09059	4.50	3/1/44	25

58	Freddie Mac, Pool #G60512	4.50	12/1/45	60

191	Freddie Mac, Pool #G08827	4.50	7/1/48	198

19	Freddie Mac, Pool #Q25432	4.50	3/1/44	20

34	Freddie Mac, Pool #Q49599	4.50	7/1/47	35

42	Freddie Mac, Pool #Q22671	4.50	11/1/43	44

550	Freddie Mac, Pool #C01598	5.00	8/1/33	584

49	Freddie Mac, Pool #G08838	5.00	9/1/48	51

16	Freddie Mac, Pool #G07068	5.00	7/1/41	17

211	Freddie Mac, Pool #Q00763	5.00	5/1/41	222

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$37	Freddie Mac, Pool #G05205	5.00	1/1/39	$39

41	Freddie Mac, Pool #G13255	5.00	7/1/23	43

243	Freddie Mac, Pool #G04913	5.00	3/1/38	257

75	Freddie Mac, Pool #G06031	5.50	3/1/40	81

3	Freddie Mac, Pool #G06091	5.50	5/1/40	3

621	Freddie Mac, Pool #G01665	5.50	3/1/34	671

58	Freddie Mac, Pool #G03551	6.00	11/1/37	63

285	Freddie Mac, Pool #G02794	6.00	5/1/37	312

35	Freddie Mac, Pool #G05709	6.00	6/1/38	38

16	Freddie Mac, Pool #A62706	6.00	6/1/37	17

25	Freddie Mac, Gold 15 YR TBA	3.00	1/15/33	25

200	Freddie Mac, Gold 15 YR TBA	3.50	1/15/31	202

50	Freddie Mac, Gold 15 YR TBA	4.00	1/15/33	51

1,625	Freddie Mac, Gold 30 YR TBA	3.50	1/15/48	1,625

275	Freddie Mac, Gold 30 YR TBA	4.00	2/15/48	280

4,425	Freddie Mac, Gold 30 YR TBA	4.00	1/15/48	4,512

225	Freddie Mac, Gold 30 YR TBA	4.50	2/15/47	233

900	Freddie Mac, Gold 30 YR TBA	4.50	1/15/48	932

150	Freddie Mac, Gold 30 YR TBA	5.00	2/15/48	157

169	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	162

73	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	72

41	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	41

47	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	45

40	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	39

81	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	78

74	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	73

41	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	40

15	Government National Mortgage Association, Pool #711729	2.50	3/15/43	14

42	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	41

17	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	17

20	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	20

27	Government National Mortgage Association, Pool #776954	2.50	11/15/42	26

64	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	62

55	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	54

16	Government National Mortgage Association, Pool #5276	3.00	1/20/27	16

260	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	257

203	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	201

726	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	715

165	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	163

366	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	360

22	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	22

25	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	25

198	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	196

183	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	180

774	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	763

249	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	245

42	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	42

21	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	20

79	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	78

239	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	236

29	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	28

124	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	123

89	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	88

123	Government National Mortgage Association, Pool #779084	3.00	4/15/42	122

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$373	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	$370

209	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	208

231	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	229

234	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	232

74	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	75

86	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	86

1,312	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	1,302

207	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	204

264	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	262

313	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	311

32	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	31

40	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	40

94	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	93

231	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	228

318	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	314

219	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	216

269	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	265

282	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	278

368	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	362

332	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	327

247	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	243

92	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	91

81	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	81

230	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	227

334	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	329

339	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	335

474	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	466

725	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	714

129	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	127

239	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	235

218	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	216

245	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	241

156	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	158

389	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	392

358	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	362

261	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	263

153	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	154

288	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	291

312	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	315

309	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	312

306	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	308

316	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	318

22	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	22

305	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	308

429	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	433

187	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	190

392	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	395

258	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	260

380	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	385

273	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	276

30	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	30

126	Government National Mortgage Association, Pool #778157	3.50	3/15/42	127

265	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	267

216	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	219

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$696	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	$704

179	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	181

36	Government National Mortgage Association, Pool #796271	3.50	7/15/42	36

370	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	375

359	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	362

361	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	363

324	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	328

18	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	18

319	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	324

363	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	366

237	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	239

340	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	343

228	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	230

473	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	476

307	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	309

173	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	175

202	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	204

69	Government National Mortgage Association, Pool #740798	3.50	1/15/42	70

80	Government National Mortgage Association, Pool #738602	3.50	8/15/26	81

287	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	289

132	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	133

498	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	503

326	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	328

692	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	699

246	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	248

297	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	299

276	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	278

372	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	374

146	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	147

671	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	676

228	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	230

81	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	81

187	Government National Mortgage Association, Pool #783976	3.50	4/20/43	189

60	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	60

121	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	122

374	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	377

445	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	449

167	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	168

260	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	262

192	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	193

265	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	267

381	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	385

261	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	269

267	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	276

98	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	101

137	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	141

221	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	228

157	Government National Mortgage Association, Pool #713876	4.00	8/15/39	161

85	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	87

34	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	35

63	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	65

62	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	64

177	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	182

57	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	59

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$192	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	$197

95	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	98

179	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	185

102	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	105

197	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	202

86	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	88

153	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	158

43	Government National Mortgage Association, Pool #766495	4.00	10/15/41	45

66	Government National Mortgage Association, Pool #738710	4.00	9/15/41	68

53	Government National Mortgage Association, Pool #740068	4.00	9/15/40	55

61	Government National Mortgage Association, Pool #753254	4.00	9/15/43	63

34	Government National Mortgage Association, Pool #779401	4.00	6/15/42	34

484	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	496

116	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	119

565	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	579

210	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	215

504	Government National Mortgage Association, Pool #5139	4.00	8/20/41	520

329	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	338

92	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	95

15	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	15

119	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	122

36	Government National Mortgage Association, Pool #4922	4.00	1/20/41	37

293	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	301

49	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	51

302	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	310

93	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	96

136	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	141

194	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	199

178	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	184

225	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	232

88	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	91

32	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	33

698	Government National Mortgage Association, Pool #4801	4.50	9/20/40	733

41	Government National Mortgage Association, Pool #738793	4.50	9/15/41	42

501	Government National Mortgage Association, Pool #721760	4.50	8/15/40	523

232	Government National Mortgage Association, Pool #717148	4.50	5/15/39	242

166	Government National Mortgage Association, Pool #5260	4.50	12/20/41	174

40	Government National Mortgage Association, Pool #729511	4.50	4/15/40	42

168	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	174

69	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	73

54	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	57

179	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	188

96	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	99

175	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	183

119	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	124

48	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	50

26	Government National Mortgage Association, Pool #BC0597	4.50	8/15/47	27

227	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	236

76	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	79

105	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	111

81	Government National Mortgage Association, Pool #MA4007	5.00	10/20/46	86

29	Government National Mortgage Association, Pool #782468	5.00	11/15/38	30

495	Government National Mortgage Association, Pool #4559	5.00	10/20/39	526

77	Government National Mortgage Association, Pool #712690	5.00	4/15/39	82

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$19	Government National Mortgage Association, Pool #MA0465	5.00		10/20/42	$20

219	Government National Mortgage Association, Pool #MA5080	5.00		3/20/48	228

104	Government National Mortgage Association, Pool #694531	5.00		11/15/38	110

106	Government National Mortgage Association, Pool #604285	5.00		5/15/33	112

32	Government National Mortgage Association, Pool #675179	5.00		3/15/38	34

206	Government National Mortgage Association, Pool #782523	5.00		11/15/35	218

152	Government National Mortgage Association, Pool #783284	5.50		6/20/40	161

39	Government National Mortgage Association, Pool #658181	5.50		11/15/36	42

19	Government National Mortgage Association, Pool #MA0466	5.50		10/20/42	20

106	Government National Mortgage Association, Pool #510835	5.50		2/15/35	115

80	Government National Mortgage Association, Pool #4245	6.00		9/20/38	86

71	Government National Mortgage Association, Pool #4222	6.00		8/20/38	77

64	Government National Mortgage Association, Pool #781959	6.00		7/15/35	70

33	Government National Mortgage Association, Pool #699237	6.50		9/15/38	35

2	Government National Mortgage Association, Pool #690789	6.50		5/15/38	2

450	Government National Mortgage Association, 30 YR TBA	3.00		1/20/49	443

2,525	Government National Mortgage Association, 30 YR TBA	3.50		1/20/48	2,543

4,425	Government National Mortgage Association, 30 YR TBA	4.00		1/20/49	4,533

275	Government National Mortgage Association, 30 YR TBA	4.00		2/20/48	281

2,400	Government National Mortgage Association, 30 YR TBA	4.50		1/20/48	2,484

300	Government National Mortgage Association, 30 YR TBA	4.50		2/20/48	310

400	Government National Mortgage Association, 30 YR TBA	5.00		11/20/48	416

150	Government National Mortgage Association, 30 YR TBA	5.00		2/20/48	156

	Total U.S. Government Agency Mortgages				186,020

	Yankee Dollars — 0.20%

91	Bank of Nova Scotia (Banks)	1.85		4/14/20	90

91	Bank of Nova Scotia (Banks)	2.13		9/11/19	91

137	Royal Bank of Canada (Banks)	1.88		2/5/20	135

91	Royal Bank of Canada (Banks)	2.20		9/23/19	91

	Total Yankee Dollars				407

Shares

	Investment Company — 13.38%

27,103,988	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.27	(b)		27,104

	Total Investment Company				27,104

	Total Investments Before TBA Sale Commitments (cost $232,500) — 113.40%				229,734

Principal Amount (000)

	TBA Sale Commitments (c) — (0.54)%

$(50)	Fannie Mae, 15 YR TBA	2.00		2/25/33	(48)

(75)	Fannie Mae, 15 YR TBA	2.50		1/25/32	(73)

(25)	Fannie Mae, 15 YR TBA	2.50		2/25/33	(24)

(25)	Fannie Mae, 30 YR TBA	2.50		2/25/47	(24)

(475)	Fannie Mae, 30 YR TBA	3.00		1/25/49	(463)

(75)	Fannie Mae, 30 YR TBA	3.00		2/25/48	(73)

(100)	Fannie Mae, 30 YR TBA	5.50		1/25/49	(106)

(125)	Freddie Mac, Gold 15 YR TBA	2.50		1/15/33	(122)

(50)	Freddie Mac, Gold 30 YR TBA	3.00		2/15/48	(49)

(100)	Freddie Mac, Gold 30 YR TBA	5.50		2/15/48	(106)

(25)	Government National Mortgage Association, 30 YR TBA	2.50		2/20/48	(24)

	Total TBA Sale Commitments				(1,112)

	Liabilities in excess of other assets — (12.86)%				(26,056)

	Net Assets — 100.00%				$202,566

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on December 31, 2018.

(b)	The rate disclosed is the rate in effect on December 31, 2018.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation*	HC Capital Solutions	Total
Asset Backed Securities	1.70%	—	1.70%
Collateralized Mortgage Obligations	6.30%	—	6.30%
U.S. Government Agency Mortgages	91.82%	—	91.82%
Yankee Dollars	0.20%	—	0.20%
Investment Company	13.07%	0.31%	13.38%
TBA Sale Commitments	-0.54%	—	-0.54%

Other Assets (Liabilities)	-12.53%	-0.33%	-12.86%

Total Net Assets	100.02%	-0.02%^	100.00%

*	Formerly BNY Mellon Asset Management North America Corporation.

^	Temporarily represents a negative balance due to the timing of cash settlements.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds — 97.27%

	Alabama — 3.83%

$445	Alabama Public School & College Authority Revenue, Series C	5.00	9/1/19	$454

2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00	5/1/25	2,331

710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00	7/1/23	782

				3,567

	Alaska — 1.61%

1,385	Municipality of Anchorage Alaska, GO, Series B	5.00	9/1/21	1,499

	Arizona — 2.79%

1,590	Maricopa County Unified School District No. 48 Scottsdale, GO, Series 48-B, Callable 7/1/21 @ 100.00	4.25	7/1/25	1,683

805	County of Pima Arizona Sewer System Revenue	5.00	7/1/23	908

				2,591

	Florida — 16.69%

1,245	School District of Broward County Florida Revenue, Series A	5.00	7/1/20	1,302

1,400	State of Florida Lottery Revenue, Series A	5.00	7/1/20	1,466

1,110	State of Florida, GO, Series D	5.00	6/1/20	1,160

1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00	11/1/23	1,865

400	State of Florida Department of Environmental Protection Preservation Revenue, Series A	5.00	7/1/20	419

950	State of Florida Department of Education Revenue, Series A	5.00	7/1/22	1,046

1,950	State of Florida Turnpike Enterprise Revenue, Series B	5.00	7/1/21	2,100

425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	464

800	JEA Florida Water & Sewer System Revenue, Series A	5.00	10/1/20	841

1,000	County of Miami-Dade Florida, GO	5.00	7/1/21	1,076

1,060	County of Miami-Dade Florida Transit System Revenue	5.00	7/1/19	1,077

420	South Broward Florida Hospital District Revenue	5.00	5/1/19	425

2,105	Tohopekaliga Water Authority Utility System Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.25	10/1/36	2,293

				15,534

	Georgia — 2.30%

2,000	Bulloch County Board of Education, GO (State Aid Withholding)	5.00	5/1/21	2,144

	Hawaii — 0.49%

425	State of Hawaii, GO, Series EO	5.00	8/1/21	459

	Illinois — 0.99%

425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	439

475	Northbrook Illinois, GO, Series A	5.00	12/1/19	488

				927

	Indiana — 0.45%

420	Rush County Elementary School Building Corporation Revenue, Series A (Pre-Refunded/Escrowed to Maturity) (State Aid Withholding)	5.00	7/15/19	420

	Iowa — 3.56%

1,155	City of Ankeny, GO, Series A	5.00	6/1/21	1,242

1,440	Ankeny Community School District, GO	5.00	6/1/23	1,620

450	Waukee Community School District, GO, Series C	5.00	6/1/19	456

				3,318

	Kentucky — 0.84%

685	University of Kentucky, GO, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00	4/1/25	781

	Maine — 1.56%

1,340	Maine Municipal Bond Bank Revenue, Series B	5.00	11/1/21	1,455

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds (continued)

	Maryland — 1.68%

$450	Maryland State, GO, Series A	5.00	3/1/20	$467

1,000	University System of Maryland, GO, Series A	5.00	4/1/22	1,098

				1,565

	Massachusetts — 1.42%

1,300	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Series A	5.00	6/15/19	1,319

	Michigan — 1.72%

1,040	State of Michigan Trunk Line Revenue	5.00	11/15/19	1,068

500	Oakland University Michigan Revenue	5.00	3/1/21	531

				1,599

	Minnesota — 1.83%

1,165	Minneapolis Special School District No. 1, GO, Series B (SD CRED PROG)	4.00	2/1/19	1,167

525	Minnesota Higher Education Facilities Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/21	537

				1,704

	Missouri — 1.24%

1,125	University of Missouri Revenue, Series A	5.00	11/1/19	1,155

	Nebraska — 1.25%

1,140	Nebraska State Public Power District Revenue, Series A	4.00	1/1/20	1,164

	Nevada — 2.31%

1,765	County of Clark Department of Aviation Revenue, Series A	5.00	7/1/21	1,894

250	Clark County, Nevada Highway Revenue	5.00	7/1/20	262

				2,156

	New Jersey — 2.67%

375	Middlesex County Improvement Authority Revenue (CNTY-GTD)	3.00	9/1/20	383

130	South Brunswick Township New Jersey, GO	4.00	9/1/20	135

1,945	County of Union New Jersey, GO, Series A&B	3.00	3/1/20	1,973

				2,491

	New Mexico — 1.23%

375	New Mexico State Finance Authority Revenue, Series B	5.00	6/15/19	381

750	State of New Mexico Severance Tax Permanent Fund Revenue, Series A	5.00	7/1/19	762

				1,143

	New York — 6.20%

1,990	New York City Fiscal 2019, GO, Series A	5.00	8/1/20	2,089

385	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/21	419

900	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C1	5.00	5/1/21	966

250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	272

405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	462

1,400	New York State Dormitory Authority, Revenue, Series B	5.00	2/15/23	1,565

				5,773

	North Carolina — 2.12%

375	State of North Carolina Revenue	5.00	3/1/23	419

1,470	North Carolina State University at Raleigh Revenue	5.00	10/1/20	1,551

				1,970

	Ohio — 1.15%

1,020	Allen County Ohio Hospital (Pre-Refunded/Escrowed to Maturity)	5.25	9/1/27	1,075

	Oklahoma — 1.28%

1,145	Grand River Dam Authority, Revenue, Series A	5.00	6/1/20	1,195

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds (continued)

	Oregon — 0.68%

$590	Multnomah County School District No. 1 Portland, GO, Series B (SCH BD GTY)	5.00	6/15/21	$634

	Pennsylvania — 3.46%

1,945	Commonwealth of Pennsylvania, GO, Series 2 (Pre-Refunded/Escrowed to Maturity)	5.00	4/15/23	1,963

525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	559

690	Souderton Area School District, GO (Pre-Refunded/Escrowed to Maturity) (State Aid Withholding)	4.75	11/1/20	697

				3,219

	South Carolina — 1.93%

1,635	Aiken County Consolidated School District South Carolina, GO, Series B (SCSDE)	5.00	4/1/22	1,793

	South Dakota — 0.45%

395	City of Sioux Falls South Dakota Sales Tax Revenue, Series A	5.00	11/15/20	418

	Tennessee — 0.40%

350	City of Clarksville Tennessee Water Sewer & Gas Revenue	5.00	2/1/21	373

	Texas — 15.12%

1,255	City of Arlington Texas, GO, Series A	5.00	8/15/22	1,388

1,635	City of Arlington Texas Water & Wastewater System Revenue, Series A	5.00	6/1/19	1,656

240	Austin Texas Contractual Obligation, GO	5.00	5/1/19	243

1,015	Conroe Independent School District, GO (PSF-GTD)	5.00	2/15/25	1,179

685	Cypress-Fairbanks Independent School District, GO, Series C (PSF-GTD)	5.00	2/15/22	747

660	Dallas Area Rapid Transit Revenue, Series A	5.00	12/1/24	765

300	City of Frisco Texas Refunding and Improvement, GO	5.00	2/15/19	301

450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00	2/15/22	478

430	Harris County Toll Road Authority Revenue, Series B	5.00	8/15/22	475

690	Katy Independent School District, GO, Series B (PSF-GTD)	5.00	2/15/22	752

250	New Braunfels Texas, GO	5.00	2/1/19	251

625	North East Independent School District Texas, GO (PSF-GTD)	5.00	8/1/22	690

1,150	North Texas Tollway Authority Revenue, Series A	5.00	1/1/19	1,150

1,875	North Texas Municipal Water District Water System Revenue	5.25	9/1/19	1,916

300	County of Nueces Texas, GO	5.00	2/15/19	301

105	County of Nueces Texas, GO	5.00	2/15/19	105

950	State of Texas, GO, Series C	1.78	10/1/20	936

705	County of Travis Texas, GO	5.00	3/1/21	752

				14,085

	Virginia — 1.49%

360	Virginia Commonwealth Transportation Board Revenue, Series A	5.00	3/15/20	374

1,020	Virginia Housing Development Authority Revenue, Series A, Callable 9/1/19 @ 100.00	2.05	3/1/22	1,017

				1,391

	Washington — 8.27%

1,050	Public Utility District No. 1 of Benton County Revenue	5.00	11/1/19	1,078

420	Grant County Washington Public Utility District Revenue, Series I	5.00	1/1/19	420

1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00	12/1/24	1,260

215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/22	225

135	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/22	141

1,735	City of Seattle Washington Municipal Light & Power Revenue, Series A	5.00	1/1/24	1,978

500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	511

820	State of Washington Revenue, Series F	5.00	9/1/22	907

365	State of Washington Revenue, Series A	5.00	7/1/20	382

420	Washington State, GO, Series C (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/33	421

365	Washington State, GO, Series A	5.00	8/1/19	372

				7,695

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Wisconsin — 4.26%

$1,125	City of Janesville Wisconsin, GO	3.00		2/1/20	$1,139

380	City of Milwaukee Wisconsin, GO, Series N4&B5	5.00		4/1/23	426

200	Milwaukee Wisconsin Area Technical College District, GO, Series C	3.00		6/1/19	201

525	Wisconsin Energy Power Supply Revenue, Series A	5.00		7/1/22	578

880	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue, Series 1	4.00		6/1/21	925

665	Wisconsin Health & Educational Facilities Authority Revenue	5.00		11/15/20	702

					3,971

	Total Municipal Bonds				90,583

Shares

	Investment Company — 1.40%

1,304,645	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.27	(a)		1,305

	Total Investment Company				1,305

	Total Investments (cost $91,788) — 98.67%				91,888
	Other assets in excess of liabilities — 1.33%				1,239

	Net Assets — 100.00%				$93,127

(a)	The rate disclosed is the rate in effect on December 31, 2018.

CNTY-GTD — County Guarantee

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

SCH BD GTY — School Board Guaranty

SCSDE — Insured by South Carolina School Discount Enhancement

SD CRED PROG — School District Credit Program

As of December 31, 2018, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds — 89.34%

	Alabama — 0.70%

$1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	$1,585

1,000	Jefferson County Alabama Revenue	5.00		9/15/22	1,099

					2,684

	Alaska — 0.61%

2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25		4/1/22	2,354

	Arizona — 0.60%

1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00		7/1/25	1,171

1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,134

					2,305

	Arkansas — 0.34%

1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,316

	California — 3.26%

1,500	California State, GO	5.00		8/1/24	1,740

2,065	California State Department of Water Resources Revenue, Central Valley Project, Continuously Callable @ 100.00	5.25		7/1/22	2,071

4,155	California State Public Works Board Lease Revenue, Series D	5.00		4/1/24	4,764

2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,741

1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,120

65	University of California Revenue, Series Q, Continuously Callable @ 100.00	5.25		5/15/23	65

					12,501

	Colorado — 5.39%

5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00	(a)	10/1/38	5,334

3,720	City of Colorado Springs Colorado Utilities System Revenue, Series A-3	5.00		11/15/22	4,145

1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00		3/1/25	1,425

2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,606

1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00		11/15/23	1,987

3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00		12/1/25	4,148

					20,645

	Connecticut — 2.28%

3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00		10/15/25	3,296

1,000	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00		12/1/26	1,138

2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00		9/1/21	2,677

1,570	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B	5.00		8/1/20	1,642

					8,753

	District of Columbia — 0.79%

1,500	District of Columbia University Revenue	5.00		4/1/25	1,731

1,200	Metropolitan Washington Airports Authority Revenue, Series A (AMT)	5.00		10/1/22	1,317

					3,048

	Florida — 4.93%

1,285	Greater Orlando Florida Aviation Authority Airport Facilities Revenue, Series A	5.00		10/1/21	1,381

1,615	Lee County Florida Solid Waste System Revenue	5.00		10/1/22	1,742

1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,673

4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00		10/1/21	4,899

3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,802

1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00		11/15/21	1,595

1,845	Palm Beach County Florida School Board, Series D	5.00		8/1/21	1,987

1,750	South Florida Water Management District Corps, Certificate of Participation	5.00		10/1/21	1,889

					18,968

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Georgia — 2.68%

$1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	$1,126

1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	1,397

1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,818

3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00		10/1/21	3,287

1,000	Main Street Natural Gas, Inc. Revenue, Series B, Callable 6/1/23 @ 100.00	2.32 (US0001M + 75.00 bps)	(b)	4/1/48	988

1,620	Municipal Electric Authority of Georgia Revenue, Series A	5.00		1/1/21	1,702

					10,318

	Illinois — 4.24%

94	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey / Narragansett Project, Series NT, Continuously Callable @ 100.00 (c)	7.46		2/15/26	68

1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00		12/1/24	1,969

1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00		11/1/25	1,119

1,000	City of Chicago Illinois Waterworks Revenue	5.00		11/1/24	1,119

1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/24	1,084

1,240	Illinois State Finance Authority Revenue, Series B	5.00		5/1/22	1,358

4,600	Illinois State Sales Tax Revenue, Series A	5.00		6/15/25	5,102

750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00		12/1/22	827

2,000	Railsplitter Tobacco Settlement Authority Revenue	5.00		6/1/22	2,164

1,450	University of Illinois Revenue, Series C, Callable 10/1/21 @ 100.00	5.00		4/1/25	1,544

					16,354

	Indiana — 2.56%

1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,295

1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,144

1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00		2/1/23	1,115

2,500	Indianapolis Local Public Improvement Bond Bank Airport Authority Revenue, Series A-1 (AMT)	5.00		1/1/21	2,636

1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00		1/1/21	1,054

2,250	Whiting Indiana Environmental Facilities Revenue	5.00	(a)	11/1/47	2,557

					9,801

	Kentucky — 2.09%

3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,311

1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,054

3,500	Kentucky Public Energy Authority Revenue, Series B, Callable 10/1/24 @ 100.24	4.00		1/1/49	3,700

					8,065

	Louisiana — 0.81%

2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00		6/1/22	3,132

	Maryland — 2.39%

1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00		7/1/22	1,097

1,000	Maryland State Economic Development Corp. Private Activity Revenue, Series A, Callable 11/30/21 @ 100.00 (AMT)	5.00		3/31/24	1,054

4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,617

2,110	Montgomery County Maryland, GO, Series A	5.00		12/1/23	2,410

					9,178

	Massachusetts — 1.07%

1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00		1/1/25	1,121

1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00		7/1/23	1,778

1,170	Massachusetts Development Finance Agency Revenue	5.25		1/1/21	1,238

					4,137

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds (continued)

	Michigan — 2.95%

$1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00	7/1/24	$2,068

2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00	5/1/21	2,130

4,000	Michigan State Finance Authority Revenue, Series D-1 (AGM)	5.00	7/1/21	4,275

1,000	Michigan State Finance Authority Revenue, Series D-1	5.00	7/1/21	1,065

1,580	Michigan Strategic Fund Revenue	5.00	6/30/25	1,778

				11,316

	Minnesota — 0.34%

1,200	Minneapolis-Saint Paul Minnesota Metropolitan Airports Commission Revenue, Series B	5.00	1/1/22	1,306

	Missouri — 2.13%

2,500	Kansas City Missouri Airport Revenue, Series A (AMT)	5.00	9/1/20	2,621

1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,694

1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,125

2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00	6/1/25	2,763

				8,203

	Nevada — 1.60%

3,470	Clark County Nevada School District, GO, Series A	5.00	6/15/23	3,861

1,000	Clark County Nevada School District, GO, Series A	5.00	6/15/26	1,159

1,000	State of Nevada Highway Improvement Revenue	5.00	12/1/24	1,158

				6,178

	New Jersey — 3.86%

3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00	3/1/21	3,939

5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00	12/1/20	5,236

2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00	12/1/22	2,175

3,500	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20	6/1/27	3,500

				14,850

	New York — 7.72%

2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,321

2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,200

2,500	New York State, GO, Series C	5.00	8/1/23	2,825

3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 100.00	5.00	7/1/26	3,322

2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,585

1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00	8/1/29	1,130

1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00	7/1/21	1,249

3,000	New York State Dormitory Authority State Personal Income Tax Revenue, Series D	5.00	2/15/23	3,356

3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00	1/1/21	3,453

2,000	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00	9/1/22	2,197

4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00	9/1/23	5,038

				29,676

	North Carolina — 2.38%

1,000	City of Charlotte NC Airport Revenue, Series C	4.00	7/1/23	1,085

1,000	City of Charlotte NC Airport Revenue, Series C	5.00	7/1/24	1,151

1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00	1/1/24	1,122

5,000	County of Wake North Carolina, GO	5.00	9/1/24	5,805

				9,163

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Ohio — 1.87%

$1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00		2/15/27	$1,677

1,750	Ohio American Municipal Power, Inc. Revenue, Series A	5.00		2/15/24	1,983

750	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, Continuously Callable @ 100.00 (MBIA)	5.50		10/15/25	843

2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75		11/15/22	2,647

					7,150

	Oklahoma — 0.37%

1,275	Grand River Oklahoma Dam Authority Revenue, Series A	5.00		6/1/22	1,403

	Oregon — 0.37%

1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	0.00	(a)	6/15/25	1,424

	Pennsylvania — 4.16%

1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00		6/1/23	1,384

4,000	Delaware Valley Regional Finance Authority Revenue, Series B, Callable 9/1/21 @ 100.00 (CNTY-GTD)	2.13 (MUNIPSA + 42.00 bps)	(b)	9/1/48	4,000

2,500	Pennsylvania State Turnpike Commission Revenue	5.00		6/1/24	2,816

3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00		8/1/21	3,214

2,500	Philadelphia Pennsylvania School District, GO, Series C, Callable 9/1/20 @ 100.00 (State Aid Withholding)	5.00		9/1/21	2,605

1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00		3/1/23	1,898

					15,917

	Rhode Island — 0.85%

2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00		5/15/23	2,197

1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A (AMT)	5.00		12/1/22	1,081

					3,278

	South Carolina — 2.10%

3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	4,429

3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00		1/1/22	3,684

					8,113

	Tennessee — 1.31%

2,000	Tennessee State Energy Acquisition Corp. Gas Revenue, Series A (Goldman Sachs Group, Inc.)	5.25		9/1/21	2,137

1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00	(a)	5/1/48	1,299

1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00	(a)	11/1/49	1,573

					5,009

	Texas — 16.29%

2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	2,321

1,000	Austin Texas Community College District, GO	5.00		8/1/23	1,128

1,180	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,340

2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,536

3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00		11/1/22	3,835

1,000	City of Dallas TX, GO, Series A, Callable 2/15/23 @ 100.00	5.00		2/15/26	1,105

2,450	City of Dallas TX, GO, Callable 2/15/25 @ 100.00	5.00		2/15/27	2,801

2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/27	2,883

1,100	Denton Texas Utility System Revenue	5.00		12/1/22	1,219

1,000	El Paso Texas Water & Sewer Revenue	5.00		3/1/22	1,093

3,500	Grand Parkway Transportation Corp. Revenue	5.00		2/1/23	3,867

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds (continued)

	Texas (continued)

$2,095	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Baylor College of Medicine	5.00	11/15/23	$2,358

1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00	11/15/25	1,919

1,650	Harris County Toll Road Authority Revenue, Series A	5.00	8/15/23	1,863

1,450	Houston Texas Community College Revenue	5.00	4/15/21	1,548

2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,095

1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00	11/1/22	1,097

1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00	11/1/28	1,314

1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/22	1,094

1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/23	1,199

1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	1,838

2,500	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,706

1,000	North Texas Tollway Authority Revenue, Series A	5.00	1/1/24	1,131

1,000	North Texas Tollway Authority Revenue, Series B, Callable 1/1/23 @ 100.00	5.00	1/1/26	1,100

1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00	6/15/24	1,146

1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00	10/1/20	1,118

1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,290

1,505	Texas A&M University Revenue, Series E	5.00	5/15/23	1,692

4,365	Texas State College Student Loan, GO	5.00	8/1/22	4,797

2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00	2/15/28	2,594

3,000	University of Texas Revenue, Series E	5.00	8/15/23	3,396

1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00	8/15/26	1,176

				62,599

	Utah — 0.34%

1,090	Utah Transit Authority Revenue	5.00	12/15/26	1,289

	Virginia — 1.89%

1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00	5/15/22	1,099

1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00	5/15/23	1,123

1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00	5/15/24	1,145

2,000	Virginia Commonwealth Transportation Board Revenue, Series A	5.00	5/15/23	2,254

1,400	Virginia Commonwealth Transportation Board Revenue, Series A	5.00	5/15/24	1,611

				7,232

	Washington — 2.52%

1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00	1/1/21	1,744

1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00	1/1/22	1,535

1,000	Port of Seattle Washington, GO, Callable 6/1/21 @ 100.00 (AMT)	5.25	12/1/21	1,075

1,000	Port of Seattle Washington Revenue, Series C (AMT)	5.00	4/1/22	1,087

2,500	Washington State, GO, Series B	5.00	7/1/23	2,824

1,250	Washington Health Care Facilities Authority Revenue	5.00	10/1/25	1,453

				9,718

	Wisconsin — 1.55%

1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/22	1,086

1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/23	1,108

1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00	4/1/26	1,422

1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00	12/1/21	1,083

1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00	11/15/22	1,280

				5,979

	Total Municipal Bonds			343,362

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Corporate Bond — 0.00%

$3,939	ASC Equipment (Trading Companies & Distributors) (d)	5.13	(e)	3/1/08	$—

	Total Corporate Bond				—

Shares

	Investment Companies — 9.60%

55	AllianceBernstein National Municipal Income Fund, Inc.				672

55	BlackRock California Municipal Income Trust				654

50	BlackRock Investment Quality Municipal Trust, Inc.				656

92	BlackRock Muni Intermediate Duration Fund, Inc.				1,160

75	BlackRock Municipal 2030 Target Term Trust				1,537

52	BlackRock Municipal Income Quality Trust				655

79	BlackRock Municipal Income Trust				965

53	BlackRock MuniYield California Fund, Inc.				682

52	BlackRock MuniYield California Quality Fund, Inc.				662

29	BlackRock MuniYield Quality Fund II, Inc.				332

99	BlackRock MuniYield Quality Fund III, Inc.				1,192

50	BlackRock MuniYield Quality Fund, Inc.				652

57	Dreyfus Municipal Bond Infrastructure Fund, Inc.				680

65	Dreyfus Municipal Income, Inc.				493

92	Dreyfus Strategic Municipal Bond Fund, Inc.				643

91	Dreyfus Strategic Municipals, Inc.				651

59	Eaton Vance Municipal Bond Fund				667

66	Invesco Advantage Municipal Income Trust II				647

56	Invesco California Value Municipal Income Trust				632

59	Invesco Municipal Opportunity Trust				660

46	Invesco Municipal Trust				517

90	Invesco Quality Municipal Income Trust				1,010

130	Invesco Trust For Investment Grade Municipals				1,496

54	MFS High Income Municipal Trust				250

130	Nuveen AMT-Free Municipal Credit Income Fund				1,818

225	Nuveen AMT-Free Quality Municipal Income Fund				2,770

78	Nuveen California AMT-Free Quality Municipal Income Fund				988

106	Nuveen California Quality Municipal Income Fund				1,346

83	Nuveen Intermediate Duration Municipal Term Fund				1,029

101	Nuveen Municipal Credit Income Fund				1,360

115	Nuveen New York AMT-Free Quality Municipal Income Fund				1,337

27	Nuveen Pennsylvania Quality Municipal Income Fund				334

223	Nuveen Quality Municipal Income Fund				2,796

98	Putnam Managed Municipal Income Trust				656

86	Putnam Municipal Opportunities Trust				969

3,359,244	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.27	(e)		3,359

	Total Investment Companies				36,927

	Total Investments (cost $387,243) — 98.94%				380,289
	Other assets in excess of liabilities — 1.06%				4,059

	Net Assets — 100.00%				$384,348

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at December 31, 2018.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2018.

(c)	This security has been deemed illiquid by the Specialist Manager and represents 0.02% of the Portfolio’s net assets.

(d)	Defaulted Bond.

(e)	The rate disclosed is the rate in effect on December 31, 2018.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

bps — Basis Points

CNTY-GTD — County Guarantee

GO — General Obligation

MBIA — Municipal Bond Insurance Association

MUNIPSA — SIFMA Municipal Swap Index Yield

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

SCH BD GTY — School Board Guaranty

US0001M — 1 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Intermediate Term Municipal Bond Portfolio	Mellon Investments Corporation*	City of London Investment Management Company, Ltd.	HC Capital Solutions	Total
Municipal Bonds	89.34%	—	—	89.34%

Corporate Bond	0.00%	—	—	0.00%

Investment Companies	—	8.73%	0.87%	9.60%

Other Assets (Liabilities)	1.07%	0.05%	-0.06%	1.06%

Total Net Assets	90.41%	8.78%	0.81%	100.00%

*	Formerly Standish Mellon Asset Management Company, LLC.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds — 97.03%

	Alabama — 5.47%

$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,516

1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,602

1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,150

				4,268

	Arizona — 0.81%

450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	484

140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	146

				630

	Florida — 14.94%

1,455	East Central Regional Wastewater Treatment Facilities Operation Board Revenue (Pre-Refunded/Escrowed to Maturity)	5.50	10/1/44	1,727

1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,494

800	State of Florida, GO, Series A	5.00	6/1/23	904

1,525	Florida Department of Environmental Protection Revenue, Series A	5.00	7/1/24	1,755

1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,586

750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	859

1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,057

585	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	659

1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,623

				11,664

	Hawaii — 2.04%

1,500	Honolulu City & County Hawaii, GO, Series B (Pre-Refunded/Escrowed to Maturity)	5.00	12/1/23	1,590

	Idaho — 1.81%

1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,411

	Iowa — 2.11%

1,410	City of Bettendorf Iowa, GO, Series D	5.00	6/1/25	1,647

	Kansas — 1.24%

850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	964

	Maryland — 1.73%

1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,351

	Massachusetts — 3.00%

1,000	Massachusetts State Bay Transportation Authority Sales Tax Revenue	4.00	12/1/21	1,060

600	Massachusetts State, GO, Series A	5.00	3/1/23	674

600	Massachusetts State Water Resources Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	8/1/39	611

				2,345

	Minnesota — 0.51%

400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	401

	Nevada — 3.95%

800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	900

1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,282

800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	906

				3,088

	New Mexico — 1.58%

1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,240

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds (continued)

	New York — 7.72%

$1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	$1,598

1,700	New York State Environmental Facilities Corp. Revenue, Callable 6/15/24 @ 100.00	5.00	6/15/29	1,939

1,470	New York State Dormitory Authority Sales Tax Revenue, Callable 9/15/28 @ 100.00	5.00	3/15/30	1,767

625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	711

				6,015

	North Carolina — 2.77%

1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,807

300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	350

				2,157

	Ohio — 9.38%

700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	782

1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,207

1,600	Columbus Ohio State, GO, Series 1 (Pre-Refunded/Escrowed to Maturity)	5.00	7/1/24	1,808

1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,441

1,000	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	1,189

800	Ohio State University Revenue	5.00	12/1/22	890

				7,317

	Pennsylvania — 3.28%

1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,521

1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,040

				2,561

	South Dakota — 2.51%

1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00	4/1/29	1,962

	Texas — 16.94%

710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	768

540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	584

875	City of Denton Texas, GO	5.00	2/15/21	930

1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,794

1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,731

1,460	Humble Independent School District, GO, Series C	5.00	2/15/24	1,658

1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00	2/1/24	1,953

300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	352

935	Sugar Land Texas, Callable 2/15/19 @ 100.00	5.00	2/15/21	939

1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,753

515	Webb County Texas, GO	4.50	2/15/19	517

235	Webb County Texas, GO	4.50	2/15/19	236

				13,215

	Washington — 15.24%

665	Energy Northwest Revenue, Series A	5.00	7/1/19	676

1,000	King County Washington, GO	5.25	1/1/23	1,127

1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/29	1,259

1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/27	1,494

1,400	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/24	1,528

750	King County Washington Sewer Revenue	5.00	1/1/20	774

1,540	City of Spokane Washington Water & Wastewater System Revenue	5.00	12/1/19	1,585

1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,564

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — December 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Washington (continued)

$1,750	State of Washington, GO, Series A	5.00		8/1/21	$1,889

					11,896

	Total Municipal Bonds				75,722

Shares

	Investment Company — 1.75%

1,361,752	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.27	(a)		1,362

	Total Investment Company				1,362

	Total Investments (cost $76,318) — 98.78%				77,084
	Other assets in excess of liabilities — 1.22%				952

	Net Assets — 100.00%				$78,036

(a)	The rate disclosed is the rate in effect on December 31, 2018.

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

SCH BD GTY — School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2018.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	97.03%	—	97.03%

Investment Company	0.35%	1.40%	1.75%

Other Assets (Liabilities)	1.44%	-0.22%	1.22%

Total Net Assets	98.82%	1.18%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of December 31, 2018 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments in securities, at value	$512,650	$916,936	$701,916	$1,152,091
Repurchase agreements, at value and cost	1	—	—	—
Cash	—	927	364	876
Foreign currency, at value (Cost $15, $29, $0 and $0, respectively)	15	29	—	—
Receivable for portfolio shares issued	580	393	172	497
Variation margin receivable on futures contracts	66	955	73	757
Cash held as collateral at broker for futures contracts	450	5,650	1,000	6,400
Dividends and interest receivable	700	1,404	837	772
Foreign tax reclaims receivable	—	—	85	82
Prepaid expenses	19	18	21	21

Total assets	514,481	926,312	704,468	1,161,496

LIABILITIES:
Payable for investments purchased	—	926	—	200
Payable for portfolio shares redeemed	79	—	21	—
Payable for collateral received on loaned securities	1	—	—	—
Advisory fees payable	37	43	171	223
Management fees payable	23	37	31	50
Administrative services fees payable	23	33	26	37
Trustee fees payable	8	12	11	14
Professional fees payable	28	40	38	48
Custodian fees payable	18	22	23	25
Other accrued expenses	23	27	30	31

Total liabilities	240	1,140	351	628

NET ASSETS	$514,241	$925,172	$704,117	$1,160,868

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$30	$84	$34	$74
Additional paid-in capital	462,706	922,316	416,336	823,092
Total distributable earnings	51,505	2,772	287,747	337,702

Net Assets	$514,241	$925,172	$704,117	$1,160,868

NET ASSETS:
HC Strategic Shares	$513,922	$924,968	$703,711	$1,160,605
HC Advisors Shares	319	204	406	263

Total	$514,241	$925,172	$704,117	$1,160,868

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	29,862	83,869	34,368	74,345
HC Advisors Shares	19	18	20	17

Total	29,881	83,887	34,388	74,362

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$17.21	$11.03	$20.48	$15.61

HC Advisors Shares	$17.21	$11.03	$20.44	$15.61

Investments in securities, at cost	$453,245	$906,895	$418,139	$931,586

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2018 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
ASSETS:
Investments in securities, at value	$83,149	$135,113	$119,805	$389,807
Repurchase agreements, at value and cost	593	823	—	5,318
Cash	236	84	—	1,511
Foreign currency, at value (Cost $0, $0, $0 and $4,698, respectively)	—	—	—	4,556
Swap agreements, at value	—	—	—	13
Receivable for portfolio shares issued	—	51	36	—
Receivable from investments sold	165	224	525	40,169
Variation margin receivable on futures contracts	6	30	43	1,243
Cash held as collateral at broker for futures contracts	150	250	400	11,250
Dividends and interest receivable	72	130	451	1,141
Foreign tax reclaims receivable	—	—	—	327
Prepaid expenses	10	9	10	18

Total assets	84,381	136,714	121,270	455,353

LIABILITIES:
Swap agreements, at value	—	—	—	5
Unrealized depreciation on forward currency contracts	—	—	—	74
Payable for investments purchased	326	610	475	—
Payable for portfolio shares redeemed	359	—	447	2,771
Payable for collateral received on loaned securities	987	1,368	—	1,360
Advisory fees payable	47	44	68	99
Management fees payable	3	6	5	30
Administrative services fees payable	11	10	6	31
Trustee fees payable	2	1	2	12
Professional fees payable	5	4	6	43
Custodian fees payable	7	5	4	72
Other accrued expenses	5	3	4	49

Total liabilities	1,752	2,051	1,017	4,546

NET ASSETS	$82,629	$134,663	$120,253	$450,807

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$4	$11	$44	$56
Additional paid-in capital	71,671	132,474	109,089	573,146
Total distributable earnings/(loss)	10,954	2,178	11,120	(122,395)

Net Assets	$82,629	$134,663	$120,253	$450,807

NET ASSETS:
HC Strategic Shares	$82,583	$134,637	$120,253	$450,555
HC Advisors Shares	46	26	—	252

Total	$82,629	$134,663	$120,253	$450,807

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	3,734	11,419	43,643	55,793
HC Advisors Shares	2	2	—	31

Total	3,736	11,421	43,643	55,824

Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$22.12	$11.79	$2.76	$8.08

HC Advisors Shares	$22.09	$11.79	$—	$8.07

Investments in securities, at cost	$70,073	$130,226	$108,478	$351,862

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2.O. in the Notes to Financial Statements for basis of consolidation.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2018 (Unaudited)

(Amounts in thousands, except per share amounts)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
ASSETS:
Investments in securities, at value	$130,782	$41,250	$958,758	$1,983,921
Repurchase agreements, at value and cost	—	—	4,459	5,755
Cash	—	—	—	12,471
Foreign currency, at value (Cost $322, $86, $553 and $2,474, respectively)	316	85	555	2,476
Unrealized appreciation on forward currency contracts	—	1	1	—
Receivable for portfolio shares issued	—	—	10,187	660
Receivable from investments sold	1	—	15,046	295
Variation margin receivable on futures contracts	2	—	—	19
Cash held as collateral at broker for futures contracts	50	—	900	2,250
Dividends and interest receivable	240	70	2,131	4,578
Foreign tax reclaims receivable	217	36	2,758	5,330
Prepaid expenses	5	1	26	39

Total assets	131,613	41,443	994,821	2,017,794

LIABILITIES:
Payable to custodian	—	—	38,945	—
Unrealized depreciation on forward currency contracts	—	—	29	—
Payable for investments purchased	1	124	448	1,412
Payable for portfolio shares redeemed	—	—	26,162	62
Payable for collateral received on loaned securities	—	—	7,414	9,568
Variation margin payable on futures contracts	—	—	15	—
Advisory fees payable	9	6	280	489
Management fees payable	6	—	46	87
Administrative services fees payable	5	7	52	75
Trustee fees payable	—	—	18	30
Professional fees payable	1	1	63	102
Custodian fees payable	2	2	103	168
Other accrued expenses	1	1	75	124

Total liabilities	25	141	73,650	12,117

NET ASSETS	$131,588	$41,302	$921,171	$2,005,677

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$13	$4	$97	$226
Additional paid-in capital	130,589	42,698	936,074	2,119,959
Total distributable earnings/(loss)	986	(1,400)	(15,000)	(114,508)

Net Assets	$131,588	$41,302	$921,171	$2,005,677

NET ASSETS:
HC Strategic Shares	$131,587	$41,301	$920,273	$2,005,103
HC Advisors Shares	1	1	898	574

Total	$131,588	$41,302	$921,171	$2,005,677

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	13,227	3,896	96,779	226,222
HC Advisors Shares	—	—	94	65

Total	13,227	3,896	96,873	226,287

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$9.95	$10.60	$9.51	$8.86

HC Advisors Shares	$9.95	$10.61	$9.52	$8.85

Investments in securities, at cost	$129,033	$42,713	$952,066	$2,062,398

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2018 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio
ASSETS:
Investments in securities, at value	$1,478,695	$68,260	$618,304	$277,184
Repurchase agreements, at value and cost	11,172	—	26,379	—
Cash	3,585	35	4,596	453
Foreign currency, at value (Cost $6,479, $0, $0 and $0, respectively)	6,454	—	—	—
Receivable for portfolio shares issued	326	418	236	—
Receivable from investments sold	822	599	—	6,576
Variation margin receivable on futures contracts	—	—	5	—
Cash held as collateral at broker for futures contracts	700	—	268	—
Dividends and interest receivable	5,221	463	7,223	1,599
Foreign tax reclaims receivable	46	—	—	—
TBA sale commitments receivable	—	79	—	—
Prepaid expenses	30	8	15	13

Total assets	1,507,051	69,862	657,026	285,825

LIABILITIES:
Written options, at fair value (Premiums received $0, $0, $204 and $0, respectively)	—	—	259	—
Distributions payable	—	1	—	101
Payable for investments purchased	581	2,679	—	6,815
Payable for portfolio shares redeemed	4,204	9	2	41
Payable for collateral received on loaned securities	18,575	—	43,861	—
Variation margin payable on futures contracts	80	—	—	—
Accrued foreign capital gains tax	2,057	—	—	—
TBA sale commitments, at fair value	—	79	—	—
Advisory fees payable	956	4	340	14
Management fees payable	65	3	27	12
Administrative services fees payable	55	8	29	14
Trustee fees payable	19	—	6	2
Professional fees payable	69	1	21	8
Custodian fees payable	408	1	18	4
Other accrued expenses	48	—	14	5

Total liabilities	27,117	2,785	44,577	7,016

NET ASSETS	$1,479,934	$67,077	$612,449	$278,809

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$90	$7	$93	$29
Additional paid-in capital	1,638,610	68,846	678,912	280,431
Total distributable loss	(158,766)	(1,776)	(66,556)	(1,651)

Net Assets	$1,479,934	$67,077	$612,449	$278,809

NET ASSETS:
HC Strategic Shares	$1,479,253	$66,688	$612,352	$278,809
HC Advisors Shares	681	389	97	—

Total	$1,479,934	$67,077	$612,449	$278,809

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	90,138	7,024	92,756	28,857
HC Advisors Shares	42	41	14	—

Total	90,180	7,065	92,770	28,857

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$16.41	$9.49	$6.60	$9.66

HC Advisors Shares	$16.41	$9.49	$6.60	$—

Investments in securities, at cost	$1,522,438	$69,281	$632,874	$277,028

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2018 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio
ASSETS:
Investments in securities, at value	$372,115	$280,297	$229,734	$91,888
Receivable for portfolio shares issued	213	—	—	50
Receivable from investments sold	4,282	—	1,890	—
Dividends and interest receivable	1,138	3,195	557	1,291
TBA sale commitments receivable	—	—	1,103	—
Prepaid expenses	19	14	12	7

Total assets	377,767	283,506	233,296	93,236

LIABILITIES:
Distributions payable	853	187	125	8
Payable for investments purchased	4,276	—	29,427	—
Payable for portfolio shares redeemed	148	54	34	75
TBA sale commitments, at fair value	—	—	1,112	—
Income payable on TBA sale commitments	—	—	1	—
Advisory fees payable	13	19	10	10
Management fees payable	16	12	9	4
Administrative services fees payable	14	14	9	7
Trustee fees payable	5	3	—	1
Professional fees payable	16	9	1	2
Custodian fees payable	8	5	1	1
Other accrued expenses	9	6	1	1

Total liabilities	5,358	309	30,730	109

NET ASSETS	$372,409	$283,197	$202,566	$93,127

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$39	$30	$22	$9
Additional paid-in capital	383,864	293,696	215,436	93,030
Total distributable earnings/(loss)	(11,494)	(10,529)	(12,892)	88

Net Assets	$372,409	$283,197	$202,566	$93,127

NET ASSETS:
HC Strategic Shares	$372,408	$283,197	$202,566	$93,127
HC Advisors Shares	1	—	—	—

Total	$372,409	$283,197	$202,566	$93,127

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	38,514	29,755	21,676	9,495
HC Advisors Shares	—	—	—	—

Total	38,514	29,755	21,676	9,495

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$9.67	$9.52	$9.35	$9.81

HC Advisors Shares	$9.67	$—	$—	$—

Investments in securities, at cost	$380,720	$289,544	$232,500	$91,788

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (concluded)

As of December 31, 2018 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments in securities, at value	$380,289	$77,084
Cash	281	—
Receivable for portfolio shares issued	225	75
Dividends and interest receivable	4,236	1,017
Prepaid expenses	11	7

Total assets	385,042	78,183

LIABILITIES:
Distributions payable	61	14
Payable for portfolio shares redeemed	429	120
Advisory fees payable	155	8
Management fees payable	16	3
Administrative services fees payable	14	2
Trustee fees payable	2	—
Professional fees payable	8	—
Custodian fees payable	4	—
Other accrued expenses	5	—

Total liabilities	694	147

NET ASSETS	$384,348	$78,036

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$39	$8
Additional paid-in capital	392,480	77,278
Total distributable earnings/(loss)	(8,171)	750

Net Assets	$384,348	$78,036

NET ASSETS:
HC Strategic Shares	$383,878	$77,914
HC Advisors Shares	470	122

Total	$384,348	$78,036

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	38,916	7,708
HC Advisors Shares	48	12

Total	38,964	7,720

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$9.86	$10.11

HC Advisors Shares	$9.87	$10.12

Investments in securities, at cost	$387,243	$76,318

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations

For the Six Months Ended December 31, 2018 (Unaudited)

(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$8	$19	$9	$18
Dividends (net of foreign withholding tax of $6, $2, $0 and $0, respectively)	8,081	12,624	5,792	9,410
Income from securities lending (net of fees of $0, $0, $3 and $5, respectively)	1	—	12	20

Total Investment Income	8,090	12,643	5,813	9,448

EXPENSES:
Advisory fees	244	308	524	660
Management fees	152	236	205	301
Administrative services fees	104	156	132	192
Distribution fees – HC Advisors Shares	1	—	1	1
Professional fees	47	69	61	89
Transfer agent fees	9	13	12	17
Compliance service fees	6	9	8	11
Custodian fees	32	43	41	52
Registration and filing fees	8	5	7	5
Trustee fees	20	29	27	38
Other	27	37	34	46

Total expenses before waivers and expenses paid indirectly	650	905	1,052	1,412
Less: Distribution fees waived – HC Advisors Shares	(1)	—	(1)	(1)
Expenses paid indirectly	(5)	(5)	(2)	(3)

Net Expenses	644	900	1,049	1,408

Net Investment Income	7,446	11,743	4,764	8,040

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities and foreign currency translations	10,984	6,945	20,143	129,136
Net realized gains/(losses) from futures transactions	(2,583)	(1,310)	(2,300)	(1,383)

Net realized gains/(losses) from investments, futures transactions, and foreign currency translations	8,401	5,635	17,843	127,753
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(58,719)	(82,289)	(75,692)	(212,735)
Change in unrealized appreciation/(depreciation) on futures	1,032	6,955	188	5,485

Change in unrealized appreciation/(depreciation) on investments, futures, and foreign currency translations	(57,687)	(75,334)	(75,504)	(207,250)

Net realized/unrealized gains/(losses) from investments, futures, and foreign currency translations	(49,286)	(69,699)	(57,661)	(79,497)

Change in net assets resulting from operations	$(41,840)	$(57,956)	$(52,897)	$(71,457)

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2018 (Unaudited)

(Amounts in thousands)

	The Small Capitalization- Mid Capitalization Equity Portfolio	The Institutional Small Capitalization- Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
INVESTMENT INCOME:
Interest	$6	$3	$3	$372
Dividends (net of foreign withholding tax of $1, $2, $0 and $793, respectively)	555	844	1,862	11,528
Income from securities lending (net of fees of $7, $12, $0 and $14, respectively)	30	48	—	57

Total Investment Income	591	895	1,865	11,957

EXPENSES:
Advisory fees	266	322	402	917
Management fees	27	40	33	203
Administrative services fees	29	41	25	137
Distribution fees – HC Advisors Shares	—	—	—	1
Professional fees	8	11	10	63
Transfer agent fees	2	2	2	10
Compliance service fees	1	1	1	7
Custodian fees	11	14	8	106
Registration and filing fees	7	6	7	—
Trustee fees	4	5	4	23
Other	6	6	6	85

Total expenses before waivers and expenses paid indirectly	361	448	498	1,552
Less: Expenses waived by Specialist Manager	—	—	—	(222)
Distribution fees waived – HC Advisors Shares	—	—	—	(1)
Expenses paid indirectly	(11)	(6)	(1)	(2)

Net Expenses	350	442	497	1,327

Net Investment Income	241	453	1,368	10,630

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities and foreign currency translations	4,097	5,643	879	(14,456)
Net realized gains/(losses) from futures transactions	(460)	(706)	(150)	(17,787)
Net realized gains/(losses) from options transactions	—	—	—	(23)
Net realized gains/(losses) from swap transactions	—	—	—	(277)
Net realized gains/(losses) from forward currency contracts transactions	—	—	—	(100)

Net realized gains/(losses) from investments, futures, options, swaps, and forward currency contracts transactions, and foreign currency translations	3,637	4,937	729	(32,643)
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(21,319)	(30,173)	(8,196)	(116,638)
Change in unrealized appreciation/(depreciation) on futures	(3)	(18)	(497)	88
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	111
Change in unrealized appreciation/(depreciation) on options	—	—	—	(52)
Change in unrealized appreciation/(depreciation) on forward currency contracts	—	—	—	(74)

Change in unrealized appreciation/(depreciation) on investments, futures, options, swaps, and foreign currency translations	(21,322)	(30,191)	(8,693)	(116,565)

Net realized/unrealized gains/(losses) from investments, futures, options, swaps, forward currency contracts, and foreign currency translations	(17,685)	(25,254)	(7,964)	(149,208)

Change in net assets resulting from operations	$(17,444)	$(24,801)	$(6,596)	$(138,578)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2O in the Notes to Financial Statements for basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2018 (Unaudited)

(Amounts in thousands)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
INVESTMENT INCOME:
Interest	$1	$—	$75	$75
Dividends (net of foreign withholding tax of $133, $26, $1,032 and $2,430, respectively)	1,947	509	13,801	29,089
Income from securities lending (net of fees of $0, $0, $30 and $77, respectively)	—	—	116	307

Total Investment Income	1,948	509	13,992	29,471

EXPENSES:
Advisory fees	134	36	1,823	3,160
Management fees	40	11	294	565
Administrative services fees	41	25	205	368
Distribution fees – HC Advisors Shares	—	—	2	1
Professional fees	10	4	86	172
Transfer agent fees	2	1	16	32
Compliance service fees	1	—	11	22
Custodian fees	16	7	162	312
Registration and filing fees	8	—	7	3
Trustee fees	4	1	36	73
Other	7	4	77	121

Total expenses before waivers and expenses paid indirectly	263	89	2,719	4,829
Less: Distribution fees waived – HC Advisors Shares	—	—	(2)	(1)
Expenses paid indirectly	—	—	(10)	(5)
Expenses waived and/or reimbursed by Advisor	—	(19)	—	—

Net Expenses	263	70	2,707	4,823

Net Investment Income	1,685	439	11,285	24,648

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities and foreign currency translations	5,421	1,912	17,230	13,664
Net realized gains/(losses) from futures transactions	(306)	—	(6,784)	(4,747)
Net realized gains/(losses) from forward currency contracts transactions	4	18	350	74

Net realized gains/(losses) from investments, futures, and forward currency contracts transactions, and foreign currency translations	5,119	1,930	10,796	8,991
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(19,626)	(6,550)	(158,316)	(287,597)
Change in unrealized appreciation/(depreciation) on futures	13	—	2,680	790
Change in unrealized appreciation/(depreciation) on forward currency contracts	—	1	(39)	(19)

Change in unrealized appreciation/(depreciation) on investments, futures, forward currency contracts, and foreign currency translations	(19,613)	(6,549)	(155,675)	(286,826)

Net realized/unrealized gains/(losses) from investments, futures, forward currency contracts, and foreign currency translations	(14,494)	(4,619)	(144,879)	(277,835)

Change in net assets resulting from operations	$(12,809)	$(4,180)	$(133,594)	$(253,187)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2018 (Unaudited)

(Amounts in thousands)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$20	$965	$19,110	$2,877
Dividends (net of foreign withholding tax of $2,908, $0, $0 and $0, respectively)	23,554	52	1,506	10
Income from securities lending (net of fees of $34, $0, $82 and $0, respectively)	131	—	329	—

Total Investment Income	23,705	1,017	20,945	2,887

EXPENSES:
Advisory fees	3,555	22	1,113	74
Management fees	403	17	168	62
Administrative services fees	264	49	132	55
Distribution fees – HC Advisors Shares	1	1	—	—
Professional fees	130	3	45	18
Transfer agent fees	23	1	8	3
Compliance service fees	16	—	6	2
Custodian fees	858	5	43	9
Registration and filing fees	6	5	5	5
Trustee fees	52	1	19	7
Other	71	3	25	9

Total expenses before waivers and expenses paid indirectly	5,379	107	1,564	244
Less: Distribution fees waived – HC Advisors Shares	(1)	(1)	—	—
Expenses paid indirectly	(7)	—	—	—

Net Expenses	5,371	106	1,564	244

Net Investment Income	18,334	911	19,381	2,643

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities and foreign currency translations	(22,364)	(365)	(2,714)	(668)
Net realized gains/(losses) from futures transactions	(4,675)	—	345	—
Net realized gains/(losses) from options and swaptions transactions	—	—	786	—
Net realized gains/(losses) from forward currency contracts transactions	(88)	—	—	—

Net realized gains/(losses) from investments, futures, options and swaptions, forward currency contracts transactions, and foreign currency translations	(27,127)	(365)	(1,583)	(668)
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations (net of deferred foreign tax)	(88,314)	427	(19,746)	3,709
Change in unrealized appreciation/(depreciation) on futures	121	—	(676)	—
Change in unrealized appreciation/(depreciation) on options and swaptions	—	—	277	—
Change in unrealized appreciation/(depreciation) on swaps	—	—	54	—
Change in unrealized appreciation/(depreciation) on forward currency contracts	1	—	—	—

Change in unrealized appreciation/(depreciation) on investments, futures, options and swaptions, swaps, forward currency contracts, and foreign currency translations	(88,192)	427	(20,091)	3,709

Net realized/unrealized gains/(losses) from investments, futures, options and swaptions, swaps, forward currency contracts, and foreign currency translations	(115,319)	62	(21,674)	3,041

Change in net assets resulting from operations	$(96,985)	$973	$(2,293)	$5,684

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2018 (Unaudited)

(Amounts in thousands)

	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio
INVESTMENT INCOME:
Interest	$4,642	$5,287	$2,548	$770
Dividends	66	55	311	24

Total Investment Income	4,708	5,342	2,859	794

EXPENSES:
Advisory fees	78	114	61	55
Management fees	99	72	51	22
Administrative services fees	67	58	80	27
Distribution fees – HC Advisors Shares	—	—	—	—
Professional fees	29	20	9	6
Transfer agent fees	5	4	2	1
Compliance service fees	4	3	1	1
Custodian fees	17	12	8	4
Registration and filing fees	9	5	5	5
Trustee fees	13	8	4	2
Other	16	11	5	3

Total expenses before waivers	337	307	226	126
Less: Distribution fees waived – HC Advisors Shares	—	—	—	—

Net Expenses	337	307	226	126

Net Investment Income	4,371	5,035	2,633	668

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities	(1,313)	(764)	50	—

Change in unrealized appreciation/(depreciation) on investments	(8,476)	(1,329)	1,042	117

Net realized/unrealized gains/(losses) from investments	(9,789)	(2,093)	1,092	117

Change in net assets resulting from operations	$(5,418)	$2,942	$3,725	$785

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (concluded)

For the Six Months Ended December 31, 2018 (Unaudited)

(Amounts in thousands)

	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$4,109	$950
Dividends	777	19

Total Investment Income	4,886	969

EXPENSES:
Advisory fees	360	48
Management fees	97	20
Administrative services fees	73	23
Distribution fees – HC Advisors Shares	1	—
Professional fees	24	6
Transfer agent fees	4	1
Compliance service fees	3	1
Custodian fees	13	5
Registration and filing fees	6	6
Trustee fees	10	2
Other	17	5

Total expenses before waivers	608	117
Less: Distribution fees waived – HC Advisors Shares	(1)	—

Net Expenses	607	117

Net Investment Income	4,279	852

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities	(39)	44

Change in unrealized appreciation/(depreciation) on investments	(1,127)	252

Net realized/unrealized gains/(losses) from investments	(1,166)	296

Change in net assets resulting from operations	$3,113	$1,148

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Operations:
Net investment income	$7,446	$13,021	$11,743	$17,659	$4,764	$7,774
Net realized gains/(losses) from investments	8,401	37,822	5,635	67,838	17,843	53,136
Change in unrealized appreciation/(depreciation) from investments	(57,687)	4,627	(75,334)	(18,888)	(75,504)	81,390

Change in net assets resulting from operations	(41,840)	55,470	(57,956)	66,609	(52,897)	142,300

Distributions to Shareholders from:
Distributions:
HC Strategic Shares	(38,413)	(41,613)	(75,365)	(72,209)	(48,256)	(46,030)
HC Advisors Shares	(30)	(58)	(20)	(127)	(36)	(64)

Change in net assets resulting from distributions	(38,443)	(41,671)	(75,385)	(72,336)	(48,292)	(46,094)

HC Strategic Shares
Proceeds from shares issued	$11,464	$14,232	$97,643	$174,514	$8,744	$11,927
Proceeds from reinvestment of dividends	34,067	36,777	75,101	71,888	41,865	40,172
Cost of shares redeemed	(50,842)	(77,844)	(43,147)	(109,132)	(54,650)	(125,879)

Change in net assets from HC Strategic Shares of beneficial interest	(5,311)	(26,835)	129,597	137,270	(4,041)	(73,780)

HC Advisors Shares
Proceeds from shares issued	—	33	—	127	—	6
Cost of shares redeemed	(297)	(218)	(505)	(889)	(443)	(323)

Change in net assets from HC Advisors Shares of beneficial interest	(297)	(185)	(505)	(762)	(443)	(317)

Change in net assets from shares of beneficial interest	$(5,608)	$(27,020)	$129,092	$136,508	$(4,484)	$(74,097)

Change in net assets	(85,891)	(13,221)	(4,249)	130,781	(105,673)	22,109

Net Assets:
Beginning of period	600,132	613,353	929,421	798,640	809,790	787,681

End of period	$514,241	$600,132	$925,172	$929,421	$704,117	$809,790

Share Transactions:
HC Strategic Shares
Issued	630	700	8,876	13,104	425	522
Reinvested	1,920	1,807	6,610	5,414	2,003	1,799
Redeemed	(2,737)	(3,827)	(3,309)	(8,182)	(2,420)	(5,599)

Change in HC Strategic Shares	(187)	(1,320)	12,177	10,336	8	(3,278)

HC Advisors Shares
Issued	—	1	—	9	—	—
Redeemed	(15)	(11)	(39)	(67)	(19)	(15)

Change in HC Advisors Shares	(15)	(10)	(39)	(58)	(19)	(15)

Total change in shares	(202)	(1,330)	12,138	10,278	(11)	(3,293)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization- Mid Capitalization Equity Portfolio		The Institutional Small Capitalization- Mid Capitalization Equity Portfolio
	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Operations:
Net investment income	$8,040	$11,708	$241	$405	$453	$774
Net realized gains/(losses) from investments	127,753	93,520	3,637	9,846	4,937	30,536
Change in unrealized appreciation/(depreciation) from investments	(207,250)	86,809	(21,322)	7,276	(30,191)	(4,556)

Change in net assets resulting from operations	(71,457)	192,037	(17,444)	17,527	(24,801)	26,754

Distributions to Shareholders from:
Distributions:
HC Strategic Shares	(90,723)	(54,197)	(8,960)	(391)	(32,886)	(14,253)
HC Advisors Shares	(25)	(98)	(7)	(1)	(8)	(23)

Change in net assets resulting from distributions	(90,748)	(54,295)	(8,967)	(392)	(32,894)	(14,276)

HC Strategic Shares
Proceeds from shares issued	$105,566	$151,336	$1,616	$3,677	$8,697	$18,867
Proceeds from reinvestment of dividends	89,758	53,469	8,142	323	32,783	14,112
Cost of shares redeemed	(60,261)	(188,900)	(11,273)	(18,022)	(8,935)	(29,666)

Change in net assets from HC Strategic Shares of beneficial interest	135,063	15,905	(1,515)	(14,022)	32,545	3,313

HC Advisors Shares
Proceeds from shares issued	—	11	—	—	—	26
Cost of shares redeemed	(731)	(1,219)	(55)	(39)	(93)	(154)

Change in net assets from HC Advisors Shares of beneficial interest	(731)	(1,208)	(55)	(39)	(93)	(128)

Change in net assets from shares of beneficial interest	$134,332	$14,697	$(1,570)	$(14,061)	$32,452	$3,185

Change in net assets	(27,873)	152,439	(27,981)	3,074	(25,243)	15,663

Net Assets:
Beginning of period	1,188,741	1,036,302	110,610	107,536	159,906	144,243

End of period	$1,160,868	$1,188,741	$82,629	$110,610	$134,663	$159,906

Share Transactions:
HC Strategic Shares
Issued	6,845	8,511	58	134	534	1,066
Reinvested	5,639	3,080	361	12	2,732	828
Redeemed	(3,231)	(10,746)	(428)	(659)	(536)	(1,638)

Change in HC Strategic Shares	9,253	845	(9)	(513)	2,730	256

HC Advisors Shares
Issued	—	1	—	—	—	1
Redeemed	(39)	(70)	(2)	(1)	(5)	(9)

Change in HC Advisors Shares	(39)	(69)	(2)	(1)	(5)	(8)

Total change in shares	9,214	776	(11)	(514)	2,725	248

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Real Estate Securities Portfolio		The Commodity Returns Strategy Portfolio(a)		The ESG Growth Portfolio
	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Operations:
Net investment income	$1,368	$2,175	$10,630	$20,980	$1,685	$4,318
Net realized gains/(losses) from investments	729	1,711	(32,643)	20,397	5,119	1,856
Change in unrealized appreciation/(depreciation) from investments	(8,693)	646	(116,565)	100,666	(19,613)	8,860

Change in net assets resulting from operations	(6,596)	4,532	(138,578)	142,043	(12,809)	15,034

Distributions to Shareholders from:
Distributions:
HC Strategic Shares	(3,667)	(5,588)	(11,924)	(25,703)	(6,802)	(4,367)
HC Advisors Shares	—	—	(5)	—	—	—

Change in net assets resulting from distributions	(3,667)	(5,588)	(11,929)	(25,703)	(6,802)	(4,367)

HC Strategic Shares
Proceeds from shares issued	$4,620	$16,037	$12,219	$59,959	$921	$9,739
Proceeds from reinvestment of dividends	3,429	5,446	9,531	21,931	5,299	1,277
Cost of shares redeemed	(9,134)	(12,620)	(282,186)	(101,457)	(21,545)	(3,803)

Change in net assets from HC Strategic Shares of beneficial interest	(1,085)	8,863	(260,436)	(19,567)	(15,325)	7,213

HC Advisors Shares
Proceeds from shares issued	—	—	—	83	—	—
Cost of shares redeemed	—	—	(379)	(613)	—	—

Change in net assets from HC Advisors Shares of beneficial interest	—	—	(379)	(530)	—	—

Change in net assets from shares of beneficial interest	$(1,085)	$8,863	$(260,815)	$(20,097)	$(15,325)	$7,213

Change in net assets	(11,348)	7,807	(411,322)	96,243	(34,936)	17,880

Net Assets:
Beginning of period	131,601	123,794	862,129	765,886	166,524	148,644

End of period	$120,253	$131,601	$450,807	$862,129	$131,588	$166,524

Share Transactions:
HC Strategic Shares
Issued	1,520	5,549	1,279	6,283	95	837
Reinvested	1,205	1,840	1,080	2,322	521	112
Redeemed	(3,089)	(4,276)	(34,821)	(10,504)	(1,974)	(328)

Change in HC Strategic Shares	(364)	3,113	(32,462)	(1,899)	(1,358)	621

HC Advisors Shares
Issued	—	—	—	10	—	—
Redeemed	—	—	(41)	(64)	—	—

Change in HC Advisors Shares	—	—	(41)	(54)	—	—

Total change in shares	(364)	3,113	(32,503)	(1,953)	(1,358)	621

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. Please see Note 2.O. in the Notes to Financial Statements for basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Catholic SRI Growth Portfolio		The International Equity Portfolio		The Institutional International Equity Portfolio
	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Operations:
Net investment income	$439	$790	$11,285	$37,564	$24,648	$81,258
Net realized gains/(losses) from investments	1,930	848	10,796	10,324	8,991	109,552
Change in unrealized appreciation/(depreciation) from investments	(6,549)	1,505	(155,675)	22,266	(286,826)	(45,376)

Change in net assets resulting from operations	(4,180)	3,143	(133,594)	70,154	(253,187)	145,434

Distributions to Shareholders from:
Distributions:
HC Strategic Shares	(3,151)	(1,524)	(3,068)	(37,147)	(116,931)	(96,060)
HC Advisors Shares	—	—	(3)	(52)	(35)	(124)

Change in net assets resulting from distributions	(3,151)	(1,524)	(3,071)	(37,199)	(116,966)	(96,184)

HC Strategic Shares
Proceeds from shares issued	$17,043	$122	$28,551	$74,982	$33,627	$217,409
Proceeds from reinvestment of dividends	3,151	1,524	2,146	26,226	111,018	80,159
Cost of shares redeemed	(975)	(1,844)	(187,102)	(155,020)	(101,852)	(466,891)

Change in net assets from HC Strategic Shares of beneficial interest	19,219	(198)	(156,405)	(53,812)	42,793	(169,323)

HC Advisors Shares
Proceeds from shares issued	—	—	75	1	57	100
Cost of shares redeemed	—	—	(686)	(648)	(1,241)	(2,393)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	(611)	(647)	(1,184)	(2,293)

Change in net assets from shares of beneficial interest	$19,219	$(198)	$(157,016)	$(54,459)	$41,609	$(171,616)

Change in net assets	11,888	1,421	(293,681)	(21,504)	(328,544)	(122,366)

Net Assets:
Beginning of period	29,414	27,993	1,214,852	1,236,356	2,334,221	2,456,587

End of period	$41,302	$29,414	$921,171	$1,214,852	$2,005,677	$2,334,221

Share Transactions:
HC Strategic Shares
Issued	1,369	10	2,731	6,628	3,318	19,692
Reinvested	291	119	231	2,429	12,402	7,360
Redeemed	(78)	(143)	(19,168)	(13,814)	(10,228)	(42,632)

Change in HC Strategic Shares	1,582	(14)	(16,206)	(4,757)	5,492	(15,580)

HC Advisors Shares
Issued	—	—	7	—	6	9
Redeemed	—	—	(68)	(57)	(118)	(216)

Change in HC Advisors Shares	—	—	(61)	(57)	(112)	(207)

Total change in shares	1,582	(14)	(16,267)	(4,814)	5,380	(15,787)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Emerging Markets Portfolio		The Core Fixed Income Portfolio		The Fixed Income Opportunity Portfolio
	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018

Operations:
Net investment income	$18,334	$37,719	$911	$1,807	$19,381	$37,315
Net realized gains/(losses) from investments	(27,127)	73,320	(365)	(14)	(1,583)	7,004
Change in unrealized appreciation/(depreciation) from investments	(88,192)	(76,982)	427	(2,115)	(20,091)	(17,271)

Change in net assets resulting from operations	(96,985)	34,057	973	(322)	(2,293)	27,048

Distributions to Shareholders from:
Distributions:
HC Strategic Shares	(29,759)	(37,919)	(953)	(1,807)	(20,686)	(36,991)
HC Advisors Shares	(15)	(59)	(7)	(59)	(3)	(36)

Change in net assets resulting from distributions	(29,774)	(37,978)	(960)	(1,866)	(20,689)	(37,027)

HC Strategic Shares
Proceeds from shares issued	$66,804	$152,878	$4,721	$11,829	$12,253	$69,888
Proceeds from reinvestment of dividends	25,236	32,032	949	1,802	17,989	32,361
Cost of shares redeemed	(117,951)	(324,405)	(4,381)	(31,780)	(68,182)	(92,686)

Change in net assets from HC Strategic Shares of beneficial interest	(25,911)	(139,495)	1,289	(18,149)	(37,940)	9,563

HC Advisors Shares
Proceeds from shares issued	101	43	7	320	—	74
Cost of shares redeemed	(811)	(1,325)	(981)	(1,829)	(262)	(495)

Change in net assets from HC Advisors Shares of beneficial interest	(710)	(1,282)	(974)	(1,509)	(262)	(421)

Change in net assets from shares of beneficial interest	$(26,621)	$(140,777)	$315	$(19,658)	$(38,202)	$9,142

Change in net assets	(153,380)	(144,698)	328	(21,846)	(61,184)	(837)

Net Assets:
Beginning of period	1,633,314	1,778,012	66,749	88,595	673,633	674,470

End of period	$1,479,934	$1,633,314	$67,077	$66,749	$612,449	$673,633

Share Transactions:
HC Strategic Shares
Issued	3,844	7,956	501	1,218	1,790	9,968
Reinvested	1,571	1,658	101	186	2,671	4,672
Redeemed	(7,054)	(16,917)	(465)	(3,261)	(10,027)	(13,264)

Change in HC Strategic Shares	(1,639)	(7,303)	137	(1,857)	(5,566)	1,376

HC Advisors Shares
Issued	6	3	1	32	—	10
Redeemed	(46)	(68)	(103)	(190)	(39)	(71)

Change in HC Advisors Shares	(40)	(65)	(102)	(158)	(39)	(61)

Total change in shares	(1,679)	(7,368)	35	(2,015)	(5,605)	1,315

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Government Fixed Income Securities Portfolio		The Inflation Protected Securities Portfolio		The U.S. Corporate Fixed Income Securities Portfolio
	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Operations:
Net investment income	$2,643	$3,951	$4,371	$10,021	$5,035	$8,031
Net realized gains/(losses) from investments	(668)	(604)	(1,313)	(534)	(764)	336
Change in unrealized appreciation/(depreciation) from investments	3,709	(5,057)	(8,476)	(2,329)	(1,329)	(11,731)

Change in net assets resulting from operations	5,684	(1,710)	(5,418)	7,158	2,942	(3,364)

Distributions to Shareholders from:
Distributions:
HC Strategic Shares	(2,744)	(3,895)	(7,136)	(8,925)	(5,262)	(8,809)

Change in net assets resulting from distributions	(2,744)	(3,895)	(7,136)	(8,925)	(5,262)	(8,809)

HC Strategic Shares
Proceeds from shares issued	$51,068	$42,103	$4,671	$63,067	$5,113	$56,118
Proceeds from reinvestment of dividends	2,281	3,129	5,774	7,611	4,338	7,308
Cost of shares redeemed	(10,857)	(21,845)	(26,939)	(29,451)	(10,890)	(19,205)

Change in net assets from HC Strategic Shares of beneficial interest	42,492	23,387	(16,494)	41,227	(1,439)	44,221

HC Advisors Shares
Proceeds from shares issued	—	—	—	—	—	—
Cost of shares redeemed	—	—	—	—	—	—

Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	—	—	—

Change in net assets from shares of beneficial interest	$42,492	$23,387	$(16,494)	$41,227	$(1,439)	$44,221

Change in net assets	45,432	17,782	(29,048)	39,460	(3,759)	32,048

Net Assets:
Beginning of period	233,377	215,595	401,457	361,997	286,956	254,908

End of period	$278,809	$233,377	$372,409	$401,457	$283,197	$286,956

Share Transactions:
HC Strategic Shares
Issued	5,422	4,358	471	6,280	536	5,682
Reinvested	239	322	591	757	454	738
Redeemed	(1,140)	(2,243)	(2,752)	(2,920)	(1,142)	(1,936)

Change in HC Strategic Shares	4,521	2,437	(1,690)	4,117	(152)	4,484

HC Advisors Shares
Issued	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—

Change in HC Advisors Shares	—	—	—	—	—	—

Total change in shares	4,521	2,437	(1,690)	4,117	(152)	4,484

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio
	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Operations:
Net investment income	$2,633	$4,283	$668	$367	$4,279	$7,639
Net realized gains/(losses) from investments	50	(686)	—	(2)	(39)	1,004
Change in unrealized appreciation/(depreciation) from investments	1,042	(4,024)	117	(66)	(1,127)	(8,265)

Change in net assets resulting from operations	3,725	(427)	785	299	3,113	378

Distributions to Shareholders from:
Distributions:
HC Strategic Shares	(3,146)	(5,116)	(690)	(347)	(4,526)	(7,607)
HC Advisors Shares	—	—	—	—	(8)	—

Change in net assets resulting from distributions	(3,146)	(5,116)	(690)	(347)	(4,534)	(7,607)

HC Strategic Shares
Proceeds from shares issued	$2,935	$37,726	$16,435	$67,127	$11,608	$42,500
Proceeds from reinvestment of dividends	2,561	4,123	656	340	4,248	7,137
Cost of shares redeemed	(8,647)	(15,002)	(3,671)	(5,595)	(13,760)	(44,369)

Change in net assets from HC Strategic Shares of beneficial interest	(3,151)	26,847	13,420	61,872	2,096	5,268

HC Advisors Shares
Proceeds from shares issued	—	—	—	—	—	129
Cost of shares redeemed	—	—	—	—	(535)	(530)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	—	(535)	(401)

Change in net assets from shares of beneficial interest	$(3,151)	$26,847	$13,420	$61,872	$1,561	$4,867

Change in net assets	(2,572)	21,304	13,515	61,824	140	(2,362)

Net Assets:
Beginning of period	205,138	183,834	79,612	17,788	384,208	386,570

End of period	$202,566	$205,138	$93,127	$79,612	$384,348	$384,208

Share Transactions:
HC Strategic Shares
Issued	316	3,997	1,679	6,858	1,177	4,253
Reinvested	276	436	67	35	432	715
Redeemed	(934)	(1,587)	(375)	(572)	(1,399)	(4,468)

Change in HC Strategic Shares	(342)	2,846	1,371	6,321	210	500

HC Advisors Shares
Issued	—	—	—	—	—	13
Redeemed	—	—	—	—	(54)	(54)

Change in HC Advisors Shares	—	—	—	—	(54)	(41)

Total change in shares	(342)	2,846	1,371	6,321	156	459

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (concluded)

(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Operations:
Net investment income	$852	$1,657
Net realized gains/(losses) from investments	44	66
Change in unrealized appreciation/(depreciation) from investments	252	(1,674)

Change in net assets resulting from operations	1,148	49

Distributions to Shareholders from:
Distributions:
HC Strategic Shares	(992)	(1,645)
HC Advisors Shares	(2)	(8)

Change in net assets resulting from distributions	(994)	(1,653)

HC Strategic Shares
Proceeds from shares issued	$2,823	$10,763
Proceeds from reinvestment of dividends	923	1,533
Cost of shares redeemed	(3,441)	(7,407)

Change in net assets from HC Strategic Shares of beneficial interest	305	4,889

HC Advisors Shares
Proceeds from shares issued	—	33
Cost of shares redeemed	(138)	(138)

Change in net assets from HC Advisors Shares of beneficial interest	(138)	(105)

Change in net assets from shares of beneficial interest	$167	$4,784

Change in net assets	321	3,180

Net Assets:
Beginning of period	77,715	74,535

End of period	$78,036	$77,715

Share Transactions:
HC Strategic Shares
Issued	280	1,053
Reinvested	92	151
Redeemed	(342)	(729)

Change in HC Strategic Shares	30	475

HC Advisors Shares
Issued	—	3
Redeemed	(14)	(13)

Change in HC Advisors Shares	(14)	(10)

Total change in shares	16	465

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

The Value Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$19.95	$0.25		$(1.67)	$(1.42)	$(0.25)	$(1.07)	$(1.32)	$17.21	(7.25)%	$513,922	0.21%	0.21%	2.45%	55.14%
Year Ended June 30, 2018	19.53	0.42		1.36	1.78	(0.44)	(0.92)	(1.36)	19.95	9.11%	599,457	0.27%	0.26%	2.10%	58.60%
Year Ended June 30, 2017	17.70	0.42		2.51	2.93	(0.41)	(0.69)	(1.10)	19.53	16.78%	612,508	0.29%	0.28%	2.22%	61.30%
Year Ended June 30, 2016	18.46	0.41		(0.02)	0.39	(0.41)	(0.74)	(1.15)	17.70	2.49%	583,078	0.27%	0.26%	2.35%	66.86%
Year Ended June 30, 2015	17.88	0.36		0.58	0.94	(0.36)	—	(0.36)	18.46	5.27%	622,022	0.29%	0.28%	1.95%	123.19%
Year Ended June 30, 2014	14.94	0.42		2.94	3.36	(0.42)	—	(0.42)	17.88	22.69%	628,645	0.32%	0.31%	2.44%	53.96%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$19.95	$0.28		$(1.70)	$(1.42)	$(0.25)	$(1.07)	$(1.32)	$17.21	(7.25)%	$319	0.46%	0.21%	2.46%	55.14%
Year Ended June 30, 2018	19.52	0.43		1.36	1.79	(0.44)	(0.92)	(1.36)	19.95	9.17%	675	0.52%	0.26%	2.08%	58.60%
Year Ended June 30, 2017	17.69	0.42		2.51	2.93	(0.41)	(0.69)	(1.10)	19.52	16.79%	845	0.54%	0.28%	2.22%	61.30%
Year Ended June 30, 2016	18.46	0.44		(0.06)	0.38	(0.41)	(0.74)	(1.15)	17.69	2.43%	786	0.52%	0.26%	2.38%	66.86%
Year Ended June 30, 2015	17.88	0.36		0.58	0.94	(0.36)	—	(0.36)	18.46	5.27%	1,163	0.54%	0.28%	1.94%	123.19%
Year Ended June 30, 2014	14.94	0.43		2.93	3.36	(0.42)	—	(0.42)	17.88	22.69%	1,217	0.57%	0.31%	2.43%	53.96%

The Institutional Value Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$12.95	$0.16		$(1.02)	$(0.86)	$(0.16)	$(0.90)	$(1.06)	$11.03	(6.76)%	$924,968	0.19%	0.19%	2.49%	25.85%
Year Ended June 30, 2018	12.99	0.26		0.83	1.09	(0.27)	(0.86)	(1.13)	12.95	8.35%	928,683	0.26%	0.25%	2.04%	68.39%
Year Ended June 30, 2017	11.99	0.27		1.69	1.96	(0.26)	(0.70)	(0.96)	12.99	16.66%	797,147	0.29%	0.28%	2.08%	55.25%
Year Ended June 30, 2016	13.49	0.27		(0.05)	0.22	(0.27)	(1.45)	(1.72)	11.99	2.44%	912,029	0.26%	0.25%	2.24%	67.08%
Year Ended June 30, 2015	14.79	0.27		0.44	0.71	(0.28)	(1.73)	(2.01)	13.49	5.05%	915,067	0.28%	0.27%	1.95%	119.98%
Year Ended June 30, 2014	14.60	0.36	(d)	2.66	3.02	(0.35)	(2.48)	(2.83)	14.79	22.82%	1,036,650	0.32%	0.31%	2.45%	63.68%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$12.96	$0.21		$(1.08)	$(0.87)	$(0.16)	$(0.90)	$(1.06)	$11.03	(6.83)%	$204	0.44%	0.19%	2.53%	25.85%
Year Ended June 30, 2018	13.00	0.30		0.79	1.09	(0.27)	(0.86)	(1.13)	12.96	8.34%	738	0.51%	0.25%	1.99%	68.39%
Year Ended June 30, 2017	12.00	0.27		1.69	1.96	(0.26)	(0.70)	(0.96)	13.00	16.65%	1,493	0.54%	0.28%	2.13%	55.25%
Year Ended June 30, 2016	13.50	0.28		(0.06)	0.22	(0.27)	(1.45)	(1.72)	12.00	2.44%	1,435	0.51%	0.25%	2.25%	67.08%
Year Ended June 30, 2015	14.79	0.27		0.45	0.72	(0.28)	(1.73)	(2.01)	13.50	5.12%	1,613	0.53%	0.27%	1.96%	119.98%
Year Ended June 30, 2014	14.60	0.36	(d)	2.66	3.02	(0.35)	(2.48)	(2.83)	14.79	22.82%	1,434	0.57%	0.31%	2.45%	63.68%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:			Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Growth Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$23.54	$0.14	$(1.74)	$(1.60)	$(0.14)	$(1.32)	$(1.46)	$20.48	(6.88)%	$703,711	0.26%	0.26%	1.16%	22.84%
Year Ended June 30, 2018	20.90	0.22	3.70	3.92	(0.22)	(1.06)	(1.28)	23.54	19.12%	808,868	0.30%	0.29%	0.96%	39.77%
Year Ended June 30, 2017	18.78	0.19	3.27	3.46	(0.19)	(1.15)	(1.34)	20.90	19.31%	786,563	0.31%	0.31%	0.98%	38.28%
Year Ended June 30, 2016	22.37	0.20	1.03	1.23	(0.20)	(4.62)	(4.82)	18.78	5.88%	763,770	0.29%	0.29%	0.99%	38.90%
Year Ended June 30, 2015	20.51	0.19	2.10	2.29	(0.19)	(0.24)	(0.43)	22.37	11.27%	872,004	0.30%	0.30%	0.88%	57.33%
Year Ended June 30, 2014	16.95	0.21	3.56	3.77	(0.21)	—	(0.21)	20.51	22.33%	839,813	0.28%	0.28%	1.09%	30.28%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$23.50	$0.15	$(1.75)	$(1.60)	$(0.14)	$(1.32)	$(1.46)	$20.44	(6.90)%	$406	0.51%	0.26%	1.14%	22.84%
Year Ended June 30, 2018	20.86	0.22	3.70	3.92	(0.22)	(1.06)	(1.28)	23.50	19.16%	922	0.55%	0.29%	0.94%	39.77%
Year Ended June 30, 2017	18.76	0.19	3.25	3.44	(0.19)	(1.15)	(1.34)	20.86	19.23%	1,118	0.56%	0.31%	0.98%	38.28%
Year Ended June 30, 2016	22.35	0.22	1.01	1.23	(0.20)	(4.62)	(4.82)	18.76	5.89%	1,085	0.54%	0.29%	1.00%	38.90%
Year Ended June 30, 2015	20.48	0.19	2.11	2.30	(0.19)	(0.24)	(0.43)	22.35	11.34%	1,623	0.55%	0.30%	0.88%	57.33%
Year Ended June 30, 2014	16.93	0.21	3.55	3.76	(0.21)	—	(0.21)	20.48	22.29%	1,690	0.53%	0.28%	1.09%	30.28%

The Institutional Growth Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$18.25	$0.12	$(1.33)	$(1.21)	$(0.12)	$(1.31)	$(1.43)	$15.61	(6.75)%	$1,160,605	0.23%	0.23%	1.33%	28.97%
Year Ended June 30, 2018	16.10	0.18	2.82	3.00	(0.18)	(0.67)	(0.85)	18.25	18.97%	1,187,715	0.28%	0.28%	1.04%	43.36%
Year Ended June 30, 2017	14.80	0.17	2.48	2.65	(0.17)	(1.18)	(1.35)	16.10	19.03%	1,034,294	0.29%	0.29%	1.06%	21.93%
Year Ended June 30, 2016	17.14	0.16	0.85	1.01	(0.16)	(3.19)	(3.35)	14.80	6.36%	1,282,473	0.27%	0.27%	1.05%	37.43%
Year Ended June 30, 2015	16.59	0.16	1.63	1.79	(0.15)	(1.09)	(1.24)	17.14	11.14%	1,317,132	0.29%	0.28%	0.93%	96.81%
Year Ended June 30, 2014	15.00	0.18	3.01	3.19	(0.19)	(1.41)	(1.60)	16.59	22.19%	1,442,721	0.26%	0.26%	1.15%	48.43%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$18.25	$0.13	$(1.34)	$(1.21)	$(0.12)	$(1.31)	$(1.43)	$15.61	(6.76)%	$263	0.48%	0.23%	1.14%	28.97%
Year Ended June 30, 2018	16.10	0.20	2.80	3.00	(0.18)	(0.67)	(0.85)	18.25	18.97%	1,026	0.53%	0.28%	1.00%	43.36%
Year Ended June 30, 2017	14.80	0.17	2.48	2.65	(0.17)	(1.18)	(1.35)	16.10	19.03%	2,008	0.54%	0.29%	1.08%	21.93%
Year Ended June 30, 2016	17.15	0.17	0.83	1.00	(0.16)	(3.19)	(3.35)	14.80	6.30%	1,931	0.52%	0.27%	1.05%	37.43%
Year Ended June 30, 2015	16.59	0.16	1.64	1.80	(0.15)	(1.09)	(1.24)	17.15	11.20%	2,187	0.54%	0.28%	0.93%	96.81%
Year Ended June 30, 2014	15.00	0.19	3.00	3.19	(0.19)	(1.41)	(1.60)	16.59	22.19%	1,935	0.51%	0.26%	1.16%	48.43%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:			Distributions to Shareholders:								Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

The Small Capitalization-Mid Capitalization Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$29.52	$0.06	$(4.92)	$(4.86)	$(0.07)	$(2.47)	$—		$(2.54)	$22.12	(16.61)%	$82,583	0.68%	0.66%	0.45%	41.27%
Year Ended June 30, 2018	25.23	0.10	4.29	4.39	(0.10)	—	—		(0.10)	29.52	17.42%	110,489	0.77%	0.76%	0.37%	61.65%
Year Ended June 30, 2017	21.04	0.02	4.20	4.22	(0.03)	—	—		(0.03)	25.23	20.07%	107,395	0.83%	0.82%	0.09%	48.52%
Year Ended June 30, 2016	22.68	0.02	(1.65)	(1.63)	(0.01)	—	—	(d)	(0.01)	21.04	(7.17)%	98,325	0.79%	0.76%	0.09%	48.89%
Year Ended June 30, 2015	21.22	(0.01)	1.48	1.47	(0.01)	—	—		(0.01)	22.68	6.91%	114,754	0.83%	0.82%	(0.06)%	67.34%
Year Ended June 30, 2014	17.12	0.06	4.11	4.17	(0.07)	—	—		(0.07)	21.22	24.38%	113,698	0.61%	0.60%	0.32%	41.18%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$29.49	$0.08	$(4.94)	$(4.86)	$(0.07)	$(2.47)	$—		$(2.54)	$22.09	(16.63)%	$46	0.93%	0.66%	0.42%	41.27%
Year Ended June 30, 2018	25.21	0.10	4.28	4.38	(0.10)	—	—		(0.10)	29.49	17.40%	121	1.02%	0.76%	0.36%	61.65%
Year Ended June 30, 2017	21.02	0.02	4.20	4.22	(0.03)	—	—		(0.03)	25.21	20.09%	141	1.08%	0.82%	0.09%	48.52%
Year Ended June 30, 2016	22.66	0.01	(1.64)	(1.63)	(0.01)	—	—	(d)	(0.01)	21.02	(7.18)%	131	1.04%	0.76%	0.08%	48.89%
Year Ended June 30, 2015	21.20	(0.01)	1.48	1.47	(0.01)	—	—		(0.01)	22.66	6.92%	195	1.08%	0.82%	(0.06)%	67.34%
Year Ended June 30, 2014	17.10	0.06	4.11	4.17	(0.07)	—	—		(0.07)	21.20	24.41%	207	0.86%	0.60%	0.32%	41.18%

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$18.39	$0.04	$(2.84)	$(2.80)	$(0.03)	$(3.77)	$—		$(3.80)	$11.79	(15.55)%	$134,637	0.56%	0.56%	0.57%	24.82%
Year Ended June 30, 2018	17.08	0.08	2.88	2.96	(0.08)	(1.57)	—		(1.65)	18.39	18.11%	159,774	0.70%	0.70%	0.49%	95.15%
Year Ended June 30, 2017	14.57	0.02	2.81	2.83	(0.03)	(0.29)	—		(0.32)	17.08	19.50%	143,995	0.75%	0.75%	0.14%	47.63%
Year Ended June 30, 2016	16.61	0.03	(1.15)	(1.12)	—	(0.90)	(0.02)		(0.92)	14.57	(6.69)%	192,253	0.72%	0.69%	0.17%	52.38%
Year Ended June 30, 2015	17.19	0.01	1.14	1.15	(0.01)	(1.72)	—		(1.73)	16.61	7.43%	200,423	0.81%	0.80%	0.03%	83.94%
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—		(3.21)	17.19	20.85%	182,460	0.70%	0.70%	0.21%	67.75%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$18.39	$0.06	$(2.86)	$(2.80)	$(0.03)	$(3.77)	$—		$(3.80)	$11.79	(15.55)%	$26	0.81%	0.56%	0.50%	24.82%
Year Ended June 30, 2018	17.07	0.10	2.87	2.97	(0.08)	(1.57)	—		(1.65)	18.39	18.18%	132	0.95%	0.70%	0.50%	95.15%
Year Ended June 30, 2017	14.57	0.03	2.79	2.82	(0.03)	(0.29)	—		(0.32)	17.07	19.43%	248	1.00%	0.75%	0.16%	47.63%
Year Ended June 30, 2016	16.61	0.03	(1.15)	(1.12)	—	(0.90)	(0.02)		(0.92)	14.57	(6.69)%	235	0.97%	0.69%	0.16%	52.38%
Year Ended June 30, 2015	17.19	0.01	1.14	1.15	(0.01)	(1.72)	—		(1.73)	16.61	7.43%	265	1.06%	0.80%	0.03%	83.94%
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—		(3.21)	17.19	20.85%	239	0.95%	0.70%	0.22%	67.75%

The Real Estate Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$2.99	$0.03	$(0.18)	$(0.15)	$(0.05)	$(0.03)	$—		$(0.08)	$2.76	(4.93)%	$120,253	0.76%	0.76%	2.08%	23.26%
Year Ended June 30, 2018	3.03	0.05	0.05	0.10	(0.05)	(0.09)	—		(0.14)	2.99	3.20%	131,601	0.74%	0.74%	1.76%	49.59%
Year Ended June 30, 2017	3.39	0.04	(0.05)	(0.01)	(0.04)	(0.31)	—		(0.35)	3.03	0.44%	123,794	0.77%	0.77%	1.19%	58.32%
Year Ended June 30, 2016	3.24	0.05	0.52	0.57	(0.04)	(0.38)	—		(0.42)	3.39	18.81%	151,512	0.77%	0.77%	1.44%	51.03%
Year Ended June 30, 2015	3.20	0.04	0.21	0.25	(0.05)	(0.16)	—		(0.21)	3.24	7.44%	132,758	0.79%	0.79%	1.22%	60.49%
Year Ended June 30, 2014(e)	2.76	0.05	0.41	0.46	(0.02)	— (d)	—		(0.02)	3.20	17.00%	171,583	0.79%	0.78%	1.94%	52.49%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued
(d)	Amount rounds to less than $0.005 per share.
(e)	For the period September 12, 2013 (commencement of operations) through June 30, 2014.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:			Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

The Commodity Returns Strategy Portfolio(d)
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$9.76	$0.12	$(1.66)	$(1.54)	$(0.14)	$—	$(0.14)	$8.08	(15.90)%	$450,555	0.38%	0.33%	2.63%	6.41%
Year Ended June 30, 2018	8.48	0.23	1.34	1.57	(0.29)	—	(0.29)	9.76	18.61%	861,431	0.40%	0.35%	2.46%	28.82%
Year Ended June 30, 2017	7.87	0.18	0.60	0.78	(0.17)	—	(0.17)	8.48	9.87%	764,818	0.42%	0.42%	1.99%	56.34%
Year Ended June 30, 2016	8.80	0.14	(0.94)	(0.80)	(0.13)	—	(0.13)	7.87	(9.01)%	1,111,071	0.44%	0.44%	1.89%	130.01%
Year Ended June 30, 2015	11.64	0.13	(2.79)	(2.66)	(0.14)	(0.04)	(0.18)	8.80	(22.91)%	1,193,003	0.63%	0.63%	1.40%	63.29%
Year Ended June 30, 2014	9.82	0.09	1.83	1.92	(0.10)	—	(0.10)	11.64	19.64%	1,174,593	0.66%	0.66%	0.87%	61.70%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$9.76	$0.14	$(1.69)	$(1.55)	$(0.14)	$—	$(0.14)	$8.07	(16.00)%	$252	0.63%	0.33%	2.58%	6.41%
Year Ended June 30, 2018	8.48	0.20	1.37	1.57	(0.29)	—	(0.29)	9.76	18.61%	698	0.65%	0.35%	2.38%	28.82%
Year Ended June 30, 2017	7.86	0.17	0.62	0.79	(0.17)	—	(0.17)	8.48	10.01%	1,068	0.67%	0.42%	1.99%	56.34%
Year Ended June 30, 2016	8.80	0.14	(0.95)	(0.81)	(0.13)	—	(0.13)	7.86	(9.12)%	1,351	0.69%	0.44%	1.86%	130.01%
Year Ended June 30, 2015	11.63	0.13	(2.78)	(2.65)	(0.14)	(0.04)	(0.18)	8.80	(22.84)%	1,635	0.88%	0.63%	1.37%	63.29%
Year Ended June 30, 2014	9.81	0.08	1.84	1.92	(0.10)	—	(0.10)	11.63	19.66%	1,621	0.91%	0.66%	0.81%	61.70%

The ESG Growth Portfolio HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$11.42	$0.12	$(1.06)	$(0.94)	$(0.15)	$(0.38)	$(0.53)	$9.95	(8.31)%	$131,587	0.33%	0.33%	2.10%	51.07%
Year Ended June 30, 2018	10.65	0.30	0.78	1.08	(0.31)	—	(0.31)	11.42	10.16%	166,523	0.29%	0.29%	2.69%	15.54%
Year Ended June 30, 2017	9.34	0.27	1.32	1.59	(0.28)	—	(0.28)	10.65	17.19%	148,643	0.35%	0.34%	2.70%	25.45%
Period Ended June 30, 2016(e)	10.00	0.24	(0.65)	(0.41)	(0.23)	(0.02)	(0.25)	9.34	(4.16)%	121,325	0.42%	0.42%	2.76%	35.90%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$11.41	$0.12	$(1.05)	$(0.93)	$(0.15)	$(0.38)	$(0.53)	$9.95	(8.22)%	$1	0.58%	0.33%	2.16%	51.07%
Year Ended June 30, 2018	10.64	0.30	0.78	1.08	(0.31)	—	(0.31)	11.41	10.17%	1	0.54%	0.29%	2.67%	15.54%
Year Ended June 30, 2017	9.34	0.27	1.31	1.58	(0.28)	—	(0.28)	10.64	17.08%	1	0.60%	0.34%	2.67%	25.45%
Period Ended June 30, 2016(e)	10.00	0.24	(0.65)	(0.41)	(0.23)	(0.02)	(0.25)	9.34	(4.16)%	1	0.67%	0.42%	2.76%	35.90%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Statement has been consolidated. See Note 2.O. in the Notes to Financial Statements for basis of consolidation.
(e)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:			Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

The Catholic SRI Growth Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$12.71	$0.12	$(1.34)	$(1.22)	$(0.16)	$(0.73)	$(0.89)	$10.60	(9.67)%	$41,301	0.40%	0.31%	1.95%	48.10%
Year Ended June 30, 2018	12.02	0.34	1.00	1.34	(0.34)	(0.31)	(0.65)	12.71	11.23%	29,413	0.37%	0.31%	2.65%	17.01%
Year Ended June 30, 2017	10.75	0.31	1.58	1.89	(0.35)	(0.27)	(0.62)	12.02	18.02%	27,992	0.57%	0.31%	2.85%	27.41%
Period Ended June 30, 2016(d)	10.00	0.19	0.74	0.93	(0.18)	—	(0.18)	10.75	8.81%	20,324	0.84%	0.31%	3.88%	25.63%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$12.72	$0.13	$(1.35)	$(1.22)	$(0.16)	$(0.73)	$(0.89)	$10.61	(9.66)%	$1	0.65%	0.31%	2.15%	48.10%
Year Ended June 30, 2018	12.03	0.35	0.99	1.34	(0.34)	(0.31)	(0.65)	12.72	11.22%	1	0.62%	0.31%	2.72%	17.01%
Year Ended June 30, 2017	10.76	0.32	1.57	1.89	(0.35)	(0.27)	(0.62)	12.03	18.00%	1	0.82%	0.31%	2.77%	27.41%
Period Ended June 30, 2016(d)	10.00	0.19	0.75	0.94	(0.18)	—	(0.18)	10.76	8.91%	1	1.09%	0.31%	3.88%	25.63%

The International Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$10.74	$0.11	$(1.31)	$(1.20)	$(0.03)	$—	$(0.03)	$9.51	(11.18)%	$920,273	0.46%	0.46%	1.92%	36.44%
Year Ended June 30, 2018	10.48	0.33	0.26	0.59	(0.33)	—	(0.33)	10.74	5.60%	1,213,191	0.44%	0.44%	2.88%	29.94%
Year Ended June 30, 2017	9.00	0.29	1.49	1.78	(0.30)	—	(0.30)	10.48	19.75%	1,234,134	0.43%	0.42%	2.74%	52.75%
Year Ended June 30, 2016	11.18	0.28	(1.40)	(1.12)	(0.27)	(0.79)	(1.06)	9.00	(10.15)%	1,165,041	0.38%	0.37%	2.75%	42.41%
Year Ended June 30, 2015	13.56	0.30	(0.96)	(0.66)	(0.34)	(1.38)	(1.72)	11.18	(4.50)%	1,522,384	0.38%	0.38%	2.61%	48.85%
Year Ended June 30, 2014	11.35	0.43	2.25	2.68	(0.43)	(0.04)	(0.47)	13.56	23.72%	1,613,553	0.42%	0.42%	3.26%	55.23%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$10.75	$0.14	$(1.34)	$(1.20)	$(0.03)	$—	$(0.03)	$9.52	(11.17)%	$898	0.71%	0.46%	1.91%	36.44%
Year Ended June 30, 2018	10.49	0.38	0.21	0.59	(0.33)	—	(0.33)	10.75	5.60%	1,661	0.69%	0.44%	2.77%	29.94%
Year Ended June 30, 2017	9.00	0.28	1.51	1.79	(0.30)	—	(0.30)	10.49	19.87%	2,222	0.68%	0.42%	2.79%	52.75%
Year Ended June 30, 2016	11.18	0.28	(1.40)	(1.12)	(0.27)	(0.79)	(1.06)	9.00	(10.16)%	1,986	0.63%	0.37%	2.64%	42.41%
Year Ended June 30, 2015	13.56	0.30	(0.96)	(0.66)	(0.34)	(1.38)	(1.72)	11.18	(4.50)%	3,032	0.63%	0.38%	2.59%	48.85%
Year Ended June 30, 2014	11.36	0.43	2.24	2.67	(0.43)	(0.04)	(0.47)	13.56	23.61%	3,136	0.67%	0.42%	3.24%	55.23%

The Institutional International Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$10.57	$0.11	$(1.28)	$(1.17)	$(0.15)	$(0.39)	$(0.54)	$8.86	(11.08)%	$2,005,103	0.43%	0.43%	2.18%	20.52%
Year Ended June 30, 2018	10.38	0.35	0.26	0.61	(0.40)	(0.02)	(0.42)	10.57	5.77%	2,332,353	0.40%	0.40%	3.11%	40.38%
Year Ended June 30, 2017	8.87	0.28	1.52	1.80	(0.29)	—	(0.29)	10.38	20.38%	2,452,608	0.40%	0.40%	2.83%	52.79%
Year Ended June 30, 2016	10.58	0.28	(1.28)	(1.00)	(0.27)	(0.44)	(0.71)	8.87	(9.54)%	2,586,742	0.36%	0.36%	3.00%	43.96%
Year Ended June 30, 2015	12.58	0.29	(0.89)	(0.60)	(0.32)	(1.08)	(1.40)	10.58	(4.38)%	2,869,985	0.36%	0.36%	2.69%	52.55%
Year Ended June 30, 2014	10.87	0.40	2.17	2.57	(0.40)	(0.46)	(0.86)	12.58	24.16%	3,001,838	0.40%	0.40%	3.35%	64.38%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$10.56	$0.15	$(1.32)	$(1.17)	$(0.15)	$(0.39)	$(0.54)	$8.85	(11.09)%	$574	0.68%	0.43%	1.99%	20.52%
Year Ended June 30, 2018	10.37	0.30	0.31	0.61	(0.40)	(0.02)	(0.42)	10.56	5.78%	1,868	0.65%	0.40%	2.78%	40.38%
Year Ended June 30, 2017	8.86	0.28	1.52	1.80	(0.29)	—	(0.29)	10.37	20.40%	3,979	0.65%	0.40%	2.84%	52.79%
Year Ended June 30, 2016	10.57	0.28	(1.28)	(1.00)	(0.27)	(0.44)	(0.71)	8.86	(9.56)%	3,554	0.61%	0.36%	2.98%	43.96%
Year Ended June 30, 2015	12.57	0.30	(0.90)	(0.60)	(0.32)	(1.08)	(1.40)	10.57	(4.38)%	4,108	0.61%	0.36%	2.81%	52.55%
Year Ended June 30, 2014	10.87	0.41	2.15	2.56	(0.40)	(0.46)	(0.86)	12.57	24.07%	3,598	0.65%	0.40%	3.27%	64.38%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

The Emerging Markets Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$17.78	$0.20		$(1.24)	$(1.04)	$(0.33)	$—	$(0.33)	$16.41	(5.81)%	$1,479,253	0.67%	0.67%	2.28%	29.13%
Year Ended June 30, 2018	17.92	0.40	(d)	(0.13)	0.27	(0.41)	—	(0.41)	17.78	1.34%	1,631,863	0.67%	0.67%	2.09%	54.90%
Year Ended June 30, 2017	15.15	0.35		2.84	3.19	(0.42)	—	(0.42)	17.92	21.51%	1,775,379	0.59%	0.59%	2.04%	60.79%
Year Ended June 30, 2016	17.58	0.37		(2.44)	(2.07)	(0.36)	—	(0.36)	15.15	(11.66)%	1,833,571	0.57%	0.57%	2.82%	40.02%
Year Ended June 30, 2015	20.01	0.40		(2.11)	(1.71)	(0.41)	(0.31)	(0.72)	17.58	(8.48)%	1,893,047	0.59%	0.59%	2.32%	85.72%
Year Ended June 30, 2014	17.51	0.35		2.51	2.86	(0.36)	—	(0.36)	20.01	16.48%	1,813,476	0.73%	0.73%	2.26%	75.84%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$17.78	$0.20		$(1.24)	$(1.04)	$(0.33)	$—	$(0.33)	$16.41	(5.81)%	$681	0.92%	0.67%	2.47%	29.13%
Year Ended June 30, 2018	17.92	0.38	(d)	(0.11)	0.27	(0.41)	—	(0.41)	17.78	1.34%	1,451	0.92%	0.67%	1.97%	54.90%
Year Ended June 30, 2017	15.15	0.35		2.84	3.19	(0.42)	—	(0.42)	17.92	21.51%	2,633	0.84%	0.59%	2.04%	60.79%
Year Ended June 30, 2016	17.57	0.39		(2.45)	(2.06)	(0.36)	—	(0.36)	15.15	(11.61)%	2,349	0.82%	0.57%	2.69%	40.02%
Year Ended June 30, 2015	20.00	0.42		(2.13)	(1.71)	(0.41)	(0.31)	(0.72)	17.57	(8.49)%	3,017	0.84%	0.59%	2.34%	85.72%
Year Ended June 30, 2014	17.51	0.35		2.50	2.85	(0.36)	—	(0.36)	20.00	16.42%	2,861	0.98%	0.73%	2.25%	75.84%

The Core Fixed Income Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$9.49	$0.13		$0.01	$0.14	$(0.14)	$—	$(0.14)	$9.49	1.47%	$66,688	0.32%	0.32%	2.74%	22.30	%(e)
Year Ended June 30, 2018	9.80	0.22		(0.30)	(0.08)	(0.23)	—	(0.23)	9.49	(0.85)%	65,387	0.33%	0.33%	2.26%	43.79	%(e)
Year Ended June 30, 2017	10.01	0.19		(0.18)	0.01	(0.22)	—	(0.22)	9.80	0.07%	85,653	0.33%	0.33%	1.97%	45.74	%(e)
Year Ended June 30, 2016	9.78	0.21		0.35	0.56	(0.24)	(0.09)	(0.33)	10.01	5.87%	86,767	0.27%	0.27%	2.11%	58.47	%(e)
Year Ended June 30, 2015	9.89	0.19		(0.07)	0.12	(0.22)	(0.01)	(0.23)	9.78	1.16%	96,952	0.27%	0.27%	1.90%	89.60	%(e)
Year Ended June 30, 2014	9.73	0.22		0.24	0.46	(0.25)	(0.05)	(0.30)	9.89	4.78%	99,718	0.25%	0.25%	2.22%	75.17	%(e)

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$9.49	$0.17		$(0.03)	$0.14	$(0.14)	$—	$(0.14)	$9.49	1.47%	$389	0.57%	0.33%	2.72%	22.30	%(e)
Year Ended June 30, 2018	9.79	0.23		(0.30)	(0.07)	(0.23)	—	(0.23)	9.49	(0.75)%	1,362	0.58%	0.33%	2.25%	43.79	%(e)
Year Ended June 30, 2017	10.01	0.20		(0.20)	—	(0.22)	—	(0.22)	9.79	(0.03)%	2,942	0.58%	0.33%	1.97%	45.74	%(e)
Year Ended June 30, 2016	9.77	0.21		0.36	0.57	(0.24)	(0.09)	(0.33)	10.01	5.98%	2,625	0.52%	0.27%	2.11%	58.47	%(e)
Year Ended June 30, 2015	9.88	0.19		(0.07)	0.12	(0.22)	(0.01)	(0.23)	9.77	1.16%	2,796	0.52%	0.27%	1.90%	89.60	%(e)
Year Ended June 30, 2014	9.73	0.21		0.24	0.45	(0.25)	(0.05)	(0.30)	9.88	4.68%	2,730	0.50%	0.25%	2.22%	75.17	%(e)

The Fixed Income Opportunity Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$6.85	$0.20	(d)	$(0.23)	$(0.03)	$(0.22)	$—	$(0.22)	$6.60	(0.52)%	$612,352	0.47%	0.47%	5.78%	21.78%
Year Ended June 30, 2018	6.95	0.38		(0.10)	0.28	(0.38)	—	(0.38)	6.85	4.06%	673,271	0.44%	0.44%	5.46%	37.57%
Year Ended June 30, 2017	6.62	0.39		0.33	0.72	(0.39)	—	(0.39)	6.95	11.07%	673,681	0.43%	0.43%	5.53%	41.48%
Year Ended June 30, 2016	7.08	0.37		(0.43)	(0.06)	(0.38)	(0.02)	(0.40)	6.62	(0.61)%	784,435	0.39%	0.39%	5.57%	66.76	%(e)
Year Ended June 30, 2015	7.65	0.38		(0.39)	(0.01)	(0.39)	(0.17)	(0.56)	7.08	0.06%	810,466	0.32%	0.32%	5.27%	55.80%
Year Ended June 30, 2014	7.41	0.43		0.37	0.80	(0.43)	(0.13)	(0.56)	7.65	11.23%	804,070	0.30%	0.30%	5.52%	82.94%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$6.85	$0.20	(d)	$(0.23)	$(0.03)	$(0.22)	$—	$(0.22)	$6.60	(0.52)%	$97	0.72%	0.47%	5.85%	21.78%
Year Ended June 30, 2018	6.95	0.42		(0.14)	0.28	(0.38)	—	(0.38)	6.85	4.06%	362	0.69%	0.44%	5.43%	37.57%
Year Ended June 30, 2017	6.62	0.38		0.34	0.72	(0.39)	—	(0.39)	6.95	11.08%	789	0.68%	0.43%	5.54%	41.48%
Year Ended June 30, 2016	7.08	0.38		(0.44)	(0.06)	(0.38)	(0.02)	(0.40)	6.62	(0.60)%	1,012	0.64%	0.39%	5.58%	66.76	%(e)
Year Ended June 30, 2015	7.65	0.38		(0.39)	(0.01)	(0.39)	(0.17)	(0.56)	7.08	0.07%	1,094	0.57%	0.32%	5.27%	55.80%
Year Ended June 30, 2014	7.40	0.41		0.40	0.81	(0.43)	(0.13)	(0.56)	7.65	11.39%	1,050	0.55%	0.30%	5.52%	82.94%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	Portfolio turnover does not include TBA security transactions.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:			Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$9.59	$0.10	$0.08	$0.18	$(0.11)	$—	$—	$(0.11)	$9.66	1.85%	$278,809	0.20%	0.20%	2.14%	17.01%
Year Ended June 30, 2018	9.84	0.17	(0.25)	(0.08)	(0.17)	—	—	(0.17)	9.59	(0.79)%	233,377	0.19%	0.19%	1.81%	32.58%
Year Ended June 30, 2017	10.30	0.15	(0.36)	(0.21)	(0.15)	(0.10)	—	(0.25)	9.84	(2.03)%	215,595	0.19%	0.19%	1.47%	46.76%
Year Ended June 30, 2016	10.02	0.14	0.38	0.52	(0.14)	(0.10)	—	(0.24)	10.30	5.26%	241,795	0.17%	0.17%	1.38%	50.10%
Year Ended June 30, 2015	9.94	0.12	0.08	0.20	(0.12)	—	—	(0.12)	10.02	2.03%	262,998	0.17%	0.17%	1.21%	99.54%
Year Ended June 30, 2014	9.91	0.12	0.07	0.19	(0.13)	(0.03)	—	(0.16)	9.94	1.91%	246,914	0.18%	0.18%	1.29%	62.52%

The Inflation Protected Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$9.98	$0.11	$(0.24)	$(0.13)	$(0.18)	$—	$—	$(0.18)	$9.67	(1.28)%	$372,408	0.17%	0.17%	2.21%	9.81%
Year Ended June 30, 2018	10.03	0.26	(0.08)	0.18	(0.23)	—	—	(0.23)	9.98	1.83%	401,456	0.16%	0.16%	2.66%	20.77%
Year Ended June 30, 2017	10.40	0.27	(0.35)	(0.08)	(0.29)	—	—	(0.29)	10.03	(0.81)%	361,996	0.15%	0.15%	2.31%	21.69%
Year Ended June 30, 2016	10.02	0.11	0.29	0.40	(0.02)	—	—	(0.02)	10.40	3.99%	493,152	0.15%	0.15%	1.11%	20.88%
Year Ended June 30, 2015	10.25	(0.03)	(0.14)	(0.17)	(0.03)	(0.01)	(0.02)	(0.06)	10.02	(1.72)%	510,176	0.18%	0.18%	(0.25)%	27.12%
Period Ended June 30, 2014(d)	10.00	0.11	0.24	0.35	(0.10)	—	—	(0.10)	10.25	3.50%	526,458	0.15%	0.15%	4.55%	18.56%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$9.98	$0.11	$(0.24)	$(0.13)	$(0.18)	$—	$—	$(0.18)	$9.67	(1.28)%	$1	0.42%	0.17%	2.21%	9.81%
Year Ended June 30, 2018	10.02	0.27	(0.08)	0.19	(0.23)	—	—	(0.23)	9.98	1.93%	1	0.41%	0.16%	2.70%	20.77%
Year Ended June 30, 2017	10.39	0.23	(0.31)	(0.08)	(0.29)	—	—	(0.29)	10.02	(0.81)%	1	0.40%	0.15%	2.28%	21.69%
Year Ended June 30, 2016	10.01	0.11	0.29	0.40	(0.02)	—	—	(0.02)	10.39	4.00%	1	0.40%	0.15%	1.09%	20.88%
Year Ended June 30, 2015	10.26	(0.04)	(0.15)	(0.19)	(0.05)	(0.01)	—	(0.06)	10.01	(1.91)%	1	0.43%	0.18%	(0.25)%	27.12%
Period Ended June 30, 2014(d)	10.00	0.12	0.24	0.36	(0.10)	—	—	(0.10)	10.26	3.60%	1	0.40%	0.15%	4.58%	18.56%

The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$9.59	$0.17	$(0.06)	$0.11	$(0.18)	$—	$—	$(0.18)	$9.52	1.12%	$283,197	0.21%	0.21%	3.49%	12.25%
Year Ended June 30, 2018	10.03	0.29	(0.41)	(0.12)	(0.29)	(0.03)	—	(0.32)	9.59	(1.21)%	286,956	0.20%	0.20%	3.00%	44.69%
Year Ended June 30, 2017	10.16	0.26	(0.10)	0.16	(0.26)	(0.03)	—	(0.29)	10.03	1.62%	254,908	0.19%	0.19%	2.59%	40.47%
Year Ended June 30, 2016	9.88	0.27	0.48	0.75	(0.27)	(0.20)	—	(0.47)	10.16	7.92%	289,331	0.19%	0.19%	2.84%	64.20%
Year Ended June 30, 2015	10.24	0.27	(0.27)	—	(0.27)	(0.09)	—	(0.36)	9.88	(0.01)%	223,329	0.28%	0.28%	2.60%	158.19%
Year Ended June 30, 2014	9.97	0.31	0.44	0.75	(0.32)	(0.16)	—	(0.48)	10.24	7.76%	257,604	0.33%	0.33%	3.16%	130.81%

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$9.32	$0.12	$0.05	$0.17	$(0.14)	$—	$—	$(0.14)	$9.35	1.89%	$202,566	0.22%	0.22%	2.56%	7.62	%(e)
Year Ended June 30, 2018	9.59	0.21	(0.23)	(0.02)	(0.25)	—	—	(0.25)	9.32	(0.20)%	205,138	0.23%	0.23%	2.24%	17.13	%(e)
Year Ended June 30, 2017	9.88	0.18	(0.22)	(0.04)	(0.25)	—	—	(0.25)	9.59	(0.38)%	183,834	0.22%	0.22%	1.86%	17.58	%(e)
Year Ended June 30, 2016	9.81	0.21	0.14	0.35	(0.28)	—	—	(0.28)	9.88	3.67%	208,969	0.19%	0.19%	2.12%	15.24	%(e)
Year Ended June 30, 2015	9.87	0.19	—	0.19	(0.25)	—	—	(0.25)	9.81	1.97%	252,028	0.17%	0.17%	1.91%	29.92	%(e)
Year Ended June 30, 2014	9.78	0.21	0.18	0.39	(0.30)	—	—	(0.30)	9.87	4.04%	250,632	0.17%	0.17%	2.12%	26.46	%(e)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.
(e)	Portfolio turnover does not include TBA securities transactions.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (concluded)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations:			Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$9.80	$0.07	$0.02	$0.09	$(0.08)	$—	$(0.08)	$9.81	0.88%	$93,127	0.29%	0.29%	1.52%	6.15%
Year Ended June 30, 2018	9.87	0.11	(0.08)	0.03	(0.10)	—	(0.10)	9.80	0.34%	79,612	0.33%	0.33%	1.23%	18.84%
Year Ended June 30, 2017	9.96	0.10	(0.09)	0.01	(0.10)	—	(0.10)	9.87	0.12%	17,788	0.35%	0.35%	1.05%	25.02%
Year Ended June 30, 2016	9.94	0.12	0.02	0.14	(0.12)	— (d)	(0.12)	9.96	1.37%	18,665	0.31%	0.31%	1.13%	38.47%
Year Ended June 30, 2015	10.04	0.12	(0.10)	0.02	(0.12)	—	(0.12)	9.94	0.19%	20,933	0.31%	0.31%	1.18%	26.24%
Year Ended June 30, 2014	10.05	0.12	0.01	0.13	(0.12)	(0.02)	(0.14)	10.04	1.26%	21,703	0.29%	0.29%	1.16%	25.15%

The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$9.90	$0.11	$(0.03)	$0.08	$(0.12)	$—	$(0.12)	$9.86	0.78%	$383,878	0.31%	0.31%	2.21%	17.63%
Year Ended June 30, 2018	10.08	0.19	(0.18)	0.01	(0.19)	—	(0.19)	9.90	0.13%	383,200	0.29%	0.29%	1.94%	26.27%
Year Ended June 30, 2017	10.25	0.20	(0.17)	0.03	(0.20)	—	(0.20)	10.08	0.28%	385,133	0.28%	0.28%	1.94%	19.75%
Year Ended June 30, 2016	10.06	0.21	0.19	0.40	(0.21)	—	(0.21)	10.25	4.05%	406,302	0.26%	0.26%	2.08%	30.35%
Year Ended June 30, 2015	10.11	0.21	(0.05)	0.16	(0.21)	—	(0.21)	10.06	1.54%	420,423	0.24%	0.24%	2.03%	25.67%
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—	(0.25)	10.11	4.10%	423,257	0.29%	0.29%	2.49%	34.05%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$9.90	$0.13	$(0.04)	$0.09	$(0.12)	$—	$(0.12)	$9.87	0.88%	$470	0.56%	0.31%	2.20%	17.63%
Year Ended June 30, 2018	10.08	0.20	(0.19)	0.01	(0.19)	—	(0.19)	9.90	0.14%	1,008	0.54%	0.29%	1.94%	26.27%
Year Ended June 30, 2017	10.25	0.20	(0.17)	0.03	(0.20)	—	(0.20)	10.08	0.28%	1,437	0.53%	0.28%	1.94%	19.75%
Year Ended June 30, 2016	10.06	0.21	0.19	0.40	(0.21)	—	(0.21)	10.25	4.05%	1,400	0.51%	0.26%	2.08%	30.35%
Year Ended June 30, 2015	10.11	0.21	(0.05)	0.16	(0.21)	—	(0.21)	10.06	1.54%	1,985	0.49%	0.24%	2.03%	25.67%
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—	(0.25)	10.11	4.10%	2,490	0.54%	0.29%	2.48%	34.05%

The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Six Months ended December 31, 2018 (Unaudited)	$10.09	$0.11	$0.04	$0.15	$(0.11)	$(0.02)	$(0.13)	$10.11	1.49%	$77,914	0.30%	0.30%	2.18%	7.19%
Year Ended June 30, 2018	10.30	0.22	(0.21)	0.01	(0.22)	— (d)	(0.22)	10.09	0.07%	77,455	0.27%	0.27%	2.14%	21.56%
Year Ended June 30, 2017	10.58	0.22	(0.27)	(0.05)	(0.22)	(0.01)	(0.23)	10.30	(0.41)%	74,163	0.27%	0.27%	2.13%	15.48%
Year Ended June 30, 2016	10.31	0.21	0.27	0.48	(0.21)	— (d)	(0.21)	10.58	4.77%	75,147	0.25%	0.25%	2.03%	11.22%
Year Ended June 30, 2015	10.41	0.19	(0.06)	0.13	(0.19)	(0.04)	(0.23)	10.31	1.31%	77,102	0.25%	0.25%	1.85%	21.51%
Year Ended June 30, 2014	10.28	0.22	0.16	0.38	(0.22)	(0.03)	(0.25)	10.41	3.76%	77,702	0.25%	0.25%	2.12%	17.84%

HC Advisors Shares
Six Months ended December 31, 2018 (Unaudited)	$10.09	$0.13	$0.03	$0.16	$(0.11)	$(0.02)	$(0.13)	$10.12	1.59%	$122	0.55%	0.30%	2.18%	7.19%
Year Ended June 30, 2018	10.30	0.22	(0.21)	0.01	(0.22)	— (d)	(0.22)	10.09	0.07%	260	0.52%	0.27%	2.13%	21.56%
Year Ended June 30, 2017	10.59	0.22	(0.28)	(0.06)	(0.22)	(0.01)	(0.23)	10.30	(0.50)%	372	0.52%	0.27%	2.13%	15.48%
Year Ended June 30, 2016	10.31	0.21	0.28	0.49	(0.21)	— (d)	(0.21)	10.59	4.87%	408	0.50%	0.25%	2.02%	11.22%
Year Ended June 30, 2015	10.41	0.19	(0.06)	0.13	(0.19)	(0.04)	(0.23)	10.31	1.31%	575	0.50%	0.25%	1.85%	21.51%
Year Ended June 30, 2014	10.29	0.22	0.15	0.37	(0.22)	(0.03)	(0.25)	10.41	3.66%	724	0.50%	0.25%	2.11%	17.84%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Notes to Financial Statements — December 31, 2018 (Unaudited)

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2018, the Trust offered twenty-two separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap–Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap–Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of December 31, 2018, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, and Short-Term Municipal Portfolio had not yet commenced operations and the HC Advisors Shares were not currently active for the Real Estate Portfolio. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

As of December 31, 2018, all the Portfolios in the Trust, except the Real Estate Portfolio and the Catholic SRI Growth Portfolio were diversified Portfolios under the 1940 Act. The Real Estate Portfolio and the Catholic SRI Growth Portfolio were classified as non-diversified Portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers. The Catholic SRI Growth Portfolio, however, operated with a diversified investment portfolio.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfer in and out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a securities exchange, including Nasdaq, are valued at the closing price on the exchange or at the Nasdaq Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:    Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds):    Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities:    In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations:    Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Derivative Instruments (Futures, Options, Swaptions, Swaps and Forward Currency Contracts):    Swaps and swaptions are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2018 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$502,573	$111	$—	$502,684
Investment Companies	9,966	—	—	9,966
Repurchase Agreement	—	1	—	1

Total Investment Securities	$512,539	$112	$—	$512,651

Other Financial Instruments[1]
Futures	$318	$—	$—	$318

Total Investments	$512,857	$112	$—	$512,969

Institutional Value Portfolio
Common Stocks	$810,978	$660	$—	$811,638
U.S. Treasury Obligation	—	144	—	144
Exchange-Traded Fund	965	—	—	965
Investment Companies	104,189	—	—	104,189

Total Investment Securities	$916,132	$804	$—	$916,936

Other Financial Instruments[1]
Futures	$4,736	$—	$—	$4,736

Total Investments	$920,868	$804	$—	$921,672

Growth Portfolio
Common Stocks	$680,614	$159	$—	$680,773
Investment Company	21,143	—	—	21,143

Total Investment Securities	$701,757	$159	$—	$701,916

Other Financial Instruments[1]
Futures	$153	$—	$—	$153

Total Investments	$701,910	$159	$—	$702,069

Institutional Growth Portfolio
Common Stocks	$1,042,569	$97	$—	$1,042,666
U.S. Treasury Obligation	—	60	—	60
Exchange-Traded Fund	441	—	—	441
Investment Company	108,924	—	—	108,924

Total Investment Securities	$1,151,934	$157	$—	$1,152,091

Other Financial Instruments[1]
Futures	$4,578	$—	$—	$4,578

Total Investments	$1,156,512	$157	$—	$1,156,669

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Small Cap–Mid Cap Portfolio
Common Stocks	$77,172	$—	$—	$77,172
Contingent Rights	—	—	—	—
Investment Companies	5,977	—	—	5,977
Repurchase Agreement	—	593	—	593

Total Investment Securities	$83,149	$593	$—	$83,742

Other Financial Instruments[1]
Futures	$(117)	$—	$—	$(117)

Total Investments	$83,032	$593	$—	$83,625

Institutional Small Cap–Mid Cap Portfolio
Common Stocks	$124,905	$3	$—	$124,908
Contingent Right	—	—	—	—
U.S. Treasury Obligation	—	25	—	25
Investment Companies	10,180	—	—	10,180
Repurchase Agreement	—	823	—	823

Total Investment Securities	$135,085	$851	$—	$135,936

Other Financial Instruments[1]
Futures	$(113)	$—	$—	$(113)

Total Investments	$134,972	$851	$—	$135,823

Real Estate Portfolio
Common Stocks	$104,423	$—	$—	$104,423
Investment Companies	15,382	—	—	15,382

Total Investment Securities	$119,805	$—	$—	$119,805

Other Financial Instruments[1]
Futures	$(224)	$—	$—	$(224)

Total Investments	$119,581	$—	$—	$119,581

Commodity Portfolio
Common Stocks	$92,495	$157,576	$—	$250,071
Preferred Stocks	2,613	624	—	3,237
Rights	—	51	—	51
Warrant	—	—	—	—
U.S. Treasury Obligation	—	60	—	60
Investment Companies	136,388	—	—	136,388
Purchased Options	—	—	—	—
Repurchase Agreements	—	5,318	—	5,318

Total Investment Securities	$231,496	$163,629	$—	$395,125

Other Financial Instruments[1]
Futures	$(889)	$—	$—	$(889)
Forward Currency Contracts	—	(74)	—	(74)
Option Contracts	—	—	—	—
Total Return Swap Agreements	—	4	—	4
Commodity Forward Swap Agreements	—	4	—	4

Total Investments	$230,607	$163,563	$—	$394,170

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total

ESG Growth Portfolio
Common Stocks	$78,054	$50,855	$—	$128,909
Right	—	9	—	9
Investment Company	1,864	—	—	1,864

Total Investment Securities	$79,918	$50,864	$—	$130,782

Other Financial Instruments[1]
Futures	$(16)	$—	$—	$(16)

Total Investments	$79,902	$50,864	$—	$130,766

Catholic SRI Growth Portfolio
Common Stocks	$24,726	$16,286	$—	$41,012
Right	—	2	—	2
Investment Company	236	—	—	236

Total Investment Securities	$24,962	$16,288	$—	$41,250

Other Financial Instruments[1]
Forward Currency Contracts	$—	$1	$—	$1

Total Investments	$24,962	$16,289	$—	$41,251

International Portfolio
Common Stocks	$56,158	$874,771	$—	$930,929
Preferred Stocks	3,592	18,561	—	22,153
Rights	—	90	—	90
Investment Companies	5,586	—	—	5,586
Repurchase Agreement	—	4,459	—	4,459

Total Investment Securities	$65,336	$897,881	$—	$963,217

Other Financial Instruments[1]
Futures	$(4)	$—	$—	$(4)
Forward Currency Contracts	—	(28)	—	(28)

Total Investments	$65,332	$897,853	$—	$963,185

Institutional International Portfolio
Common Stocks	$63,754	$1,764,200	$—	$1,827,954
Preferred Stocks	4,495	22,786	—	27,281
Rights	—	160	—	160
Investment Companies	66,659	61,867	—	128,526
Repurchase Agreement	—	5,755	—	5,755

Total Investment Securities	$134,908	$1,854,768	$—	$1,989,676

Other Financial Instruments[1]
Futures	$(732)	$—	$—	$(732)
Forward Currency Contracts	—	—	—	—

Total Investments	$134,176	$1,854,768	$—	$1,988,944

Emerging Markets Portfolio
Common Stocks	$286,733	$1,131,692	$—	$1,418,425
Preferred Stocks	13,231	11,013	—	24,244
Warrant	—	—	—	—
Exchange-Traded Fund	20,342	—	—	20,342

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Emerging Markets Portfolio (continued)
Investment Companies	$15,684	$—	$—	$15,684
Repurchase Agreement	—	11,172	—	11,172

Total Investment Securities	$335,990	$1,153,877	$—	$1,489,867

Other Financial Instruments[1]
Futures	$(3)	$—	$—	$(3)

Total Investments	$335,987	$1,153,877	$—	$1,489,864

Core Fixed Income Portfolio
Asset Backed Securities	$—	$310	$—	$310
Collateralized Mortgage Obligations	—	956	—	956
U.S. Government Agency Mortgages	—	14,419	—	14,419
U.S. Government Agency Securities	—	802	—	802
Corporate Bonds	—	21,360	—	21,360
U.S. Treasury Obligations	—	22,047	—	22,047
Yankee Dollars	—	3,735	—	3,735
Investment Companies	4,631	—	—	4,631

Total Investment Securities	$4,631	$63,629	$—	$68,260

Other Financial Instruments[2]
TBA Sale Commitments	$—	$(79)	$—	$(79)

Total Investments	$4,631	$63,550	$—	$68,181

Fixed Opportunity Portfolio
Asset Backed Securities	$—	$3,601	$—	$3,601
Collateralized Mortgage Obligations	—	108,111	—	108,111
U.S. Government Agency Mortgages	—	26,587	—	26,587
Corporate Bonds	—	324,385	—	324,385
Yankee Dollars	—	72,952	—	72,952
Exchange-Traded Fund	33,815	—	—	33,815
Investment Companies	47,854	—	—	47,854
Purchased Swaptions	—	999	—	999
Repurchase Agreement	—	26,379	—	26,379

Total Investment Securities	$81,669	$563,014	$—	$644,683

Other Financial Instruments[1]
Futures	$(930)	$—	$—	$(930)
Written Swaptions	—	(259)	—	(259)

Total Investments	$80,739	$562,755	$—	$643,494

U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$9,172	$—	$9,172
U.S. Treasury Obligations	—	267,337	—	267,337
Yankee Dollar	—	129	—	129
Investment Company	546	—	—	546

Total Investment Securities	$546	$276,638	$—	$277,184

Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$366,680	$—	$366,680
Investment Company	5,435	—	—	5,435

Total Investment Securities	$5,435	$366,680	$—	$372,115

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$230,610	$—	$230,610
Yankee Dollars	—	44,573	—	44,573
Investment Companies	5,114	—	—	5,114

Total Investment Securities	$5,114	$275,183	$—	$280,297

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$3,434	$—	$3,434
Collateralized Mortgage Obligations	—	12,769	—	12,769
U.S. Government Agency Mortgages	—	186,020	—	186,020
Yankee Dollars	—	407	—	407
Investment Company	27,104	—	—	27,104

Total Investment Securities	$27,104	$202,630	$—	$229,734

Other Financial Instruments[2]
TBA Sale Commitments	$—	$(1,112)	$—	$(1,112)

Total Investments	$27,104	$201,518	$—	$228,622

Short-Term Municipal Portfolio
Municipal Bonds	$—	$90,583	$—	$90,583
Investment Company	1,305	—	—	1,305

Total Investment Securities	$1,305	$90,583	$—	$91,888

Intermediate Municipal Portfolio
Municipal Bonds	$—	$343,362	$—	$343,362
Corporate Bond	—	—	—	—
Investment Companies	36,927	—	—	36,927

Total Investment Securities	$36,927	$343,362	$—	$380,289

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$75,722	$—	$75,722
Investment Company	1,362	—	—	1,362

Total Investment Securities	$1,362	$75,722	$—	$77,084

Amounts designated as “—” are $0 or have been rounded to $0.

[1]

Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

[2]	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at the time.

C.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Restricted Securities.    A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.

E.    Allocations.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Class-specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class-specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F.    Dividends and Capital Gain Distributions to Shareholders.    The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, Inflation Protected Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio, and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis. The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

The following table is a summary of each Portfolio’s open repurchase agreements that are subject to offset under an MRA on a net basis as of December 31, 2018 (amounts in thousands):

Portfolio	Value of Repurchase Agreements	Value of Collateral Received	Net Amount
Commodity Portfolio	$4,500	$4,500	$—

H.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I.    Commission Recapture.    Certain of the Portfolios participate in a commission recapture program.    These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ended December 31, 2018, the following commissions were recaptured:

Portfolio	Commissions Recaptured (000)
Value Portfolio	$5
Institutional Value Portfolio	5
Growth Portfolio	2
Institutional Growth Portfolio	3
Small Cap–Mid Cap Portfolio	11
Institutional Small Cap–Mid Cap Portfolio	6
Real Estate Portfolio	1
Commodity Portfolio	2
International Portfolio	10
Institutional International Portfolio	5
Emerging Markets Portfolio	7

J.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)	value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)	purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2018 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased options & swaptions	Investments, at value for written options & swaptions	Unrealized appreciation on forward currency contracts*	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$318	$—	$—	$—	$—
Institutional Value Portfolio	4,736	—	—	—	—
Growth Portfolio	158	—	—	—	—
Institutional Growth Portfolio	4,578	—	—	—	—
Commodity Portfolio	1,022	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	—	—	—	—	—
Catholic SRI Growth Portfolio	—	—	—	1	—
International Portfolio	—	—	—	1	—
Institutional International Portfolio	—	—	—	—	—

Commodity Risk Exposure:
Commodity Portfolio	67	—	—	—	13

Interest Rate Risk Exposure:
Fixed Opportunity Portfolio	64	—	—	—	—

Credit Risk Exposure:
Fixed Opportunity Portfolio	—	999	—	—	—

	Liabilities
Portfolio	Net unrealized depreciation on futures contracts*	Purchased options & swaptions, at fair value	Written options & swaptions, at fair value	Unrealized depreciation on forward currency contracts*	Swap agreements, at value*
Equity Risk Exposure:
Growth Portfolio	$5	$—	$—	$—	$—
Small Cap–Mid Cap Portfolio	117	—	—	—	—
Institutional Small Cap–Mid Cap Portfolio	113	—	—	—	—
Real Estate Portfolio	224	—	—	—	—
Commodity Portfolio	300	—	—	—	—
ESG Growth Portfolio	16	—	—	—	—
International Portfolio	4	—	—	—	—
Institutional International Portfolio	732	—	—	—	—
Emerging Markets Portfolio	3	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	1,369	—	—	74	—
International Portfolio	—	—	—	29	—
Institutional International Portfolio	—	—	—	—	—
Fixed Opportunity Portfolio	—	—	—	—	—

Commodity Risk Exposure:
Commodity Portfolio	309	—	—	—	5

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

	Liabilities
Portfolio	Net unrealized depreciation on futures contracts*	Purchased options & swaptions, at fair value	Written options & swaptions, at fair value	Unrealized depreciation on forward currency contracts*	Swap agreements, at value*

Interest Rate Risk Exposure:
Fixed Opportunity Portfolio	$994	$—	$—	$—	$—

Credit Risk Exposure:
Fixed Opportunity Portfolio	—	—	259	—	—

*

Total fair value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent appreciation (for asset derivatives) or depreciation (for liability derivatives). For futures contracts the amounts represent their cumulative appreciation/depreciation, which includes movements of variation margin.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2018 (amounts in thousands):

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from options & swaptions transactions	Net realized gains/(losses) from forward currency contracts	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Value Portfolio	$(2,583)	$—	$—	$—
Institutional Value Portfolio	(1,310)	—	—	—
Growth Portfolio	(2,300)	—	—	—
Institutional Growth Portfolio	(1,383)	—	—	—
Small Cap–Mid Cap Portfolio	(460)	—	—	—
Institutional Small Cap–Mid Cap Portfolio	(706)	—	—	—
Real Estate Portfolio	(150)	—	—	—
Commodity Portfolio	(12,966)	—	—	—
ESG Growth Portfolio	(306)	—	—	—
International Portfolio	(7,286)	—	—	—
Institutional International Portfolio	(5,792)	—	—	—
Emerging Markets Portfolio	(4,675)	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	(1,079)	—	—	—
ESG Growth Portfolio	—	—	4	—
Catholic SRI Growth Portfolio	—	—	18	—
International Portfolio	502	—	350	—
Institutional International Portfolio	1,045	—	74	—
Emerging Markets Portfolio	—	—	(88)	—

Commodity Risk Exposure:
Commodity Portfolio	(3,742)	(23)	(100)	(277)

Interest Rate Risk Exposure:
Commodity Portfolio	—	—	—	—
Fixed Opportunity Portfolio	345	—	—	—

Credit Risk Exposure:
Fixed Opportunity Portfolio	—	—	—	786

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on options & swaptions	Change in unrealized appreciation/ (depreciation) on forward currency contracts	Change in unrealized appreciation/ (depreciation) on swaps
Equity Risk Exposure:
Value Portfolio	$1,032	$—	$—	$—
Institutional Value Portfolio	6,955	—	—	—
Growth Portfolio	188	—	—	—
Institutional Growth Portfolio	5,485	—	—	—
Small Cap–Mid Cap Portfolio	(3)	—	—	—
Institutional Small Cap–Mid Cap Portfolio	(18)	—	—	—
Real Estate Portfolio	(497)	—	—	—
Commodity Portfolio	509	—	—	—
ESG Growth Portfolio	13	—	—	—
International Portfolio	2,743	—	—	—
Institutional International Portfolio	922	—	—	—
Emerging Markets Portfolio	121	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	(1,313)	—	(74)	—
Catholic SRI Growth Portfolio	—	—	1	—
International Portfolio	(63)	—	(39)	—
Institutional International Portfolio	(132)	—	(19)	—
Emerging Markets Portfolio	—	—	1	—
Fixed Opportunity Portfolio	—	—	—	—

Commodity Risk Exposure:
Commodity Portfolio	892	(52)	—	111

Interest Rate Risk Exposure:
Fixed Opportunity Portfolio	(676)	—	—	—

Credit Risk Exposure:
Fixed Opportunity Portfolio	—	277	—	54

Amounts designated as “—” are $0 or have been rounded to $0.

The Trust is generally subject to master netting agreements (“MNA”) that allow for amounts owed between a Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to transact net amounts with counterparties at December 31, 2018.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

As of December 31, 2018, each Portfolio’s derivative assets and liabilities by type are as follows (amounts in thousands):

	Value Portfolio		Institutional Value Portfolio		Growth Portfolio		Institutional Growth Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$66	$—	$955	$—	$73	$—	$757	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	66	—	955	—	73	—	757	—
Derivatives not subject to a MNA or similar agreement	(66)	—	(955)	—	(73)	—	(757)	—

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

	Small Cap-Mid Cap Portfolio		Institutional Small Cap-Mid Cap Portfolio		Real Estate Portfolio		Commodity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$6	$—	$30	$—	$43	$—	$1,243	$—
Forward currency contracts	—	—	—	—	—	—	—	74
Option contracts*	—	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	13	5

Total derivative assets and liabilities in the Statements of Assets and Liabilities	6	—	30	—	43	—	1,256	79
Derivatives not subject to a MNA or similar agreement	(6)	—	(30)	—	(43)	—	(1,243)	(74)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$13	$5

	ESG Growth Portfolio		Catholic SRI Growth Portfolio		International Portfolio		Institutional International Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$2	$—	$—	$—	$—	$15	$19	$—
Forward currency contracts	—	—	1	—	1	29	—	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	2	—	1	—	1	44	19	—
Derivatives not subject to a MNA or similar agreement	(2)	—	(1)	—	(1)	(44)	(19)	—

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

	Emerging Markets Portfolio		Fixed Opportunity Portfolio
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$80	$5	$—
Swaptions		—	999	259

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	80	1,004	259
Derivatives not subject to a MNA or similar agreement	—	(80)	(5)	—

Total assets and liabilities subject to a MNA	$—	$—	$999	$259

*	Includes options contracts purchased at value as reported in the Statements of Assets and Liabilities.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

The following table represents the Commodity Portfolio and Fixed Opportunity Portfolio derivative assets by counterparty, net of amounts available for offset under a MNA and net of the related collateral received by the Portfolio as of December 31, 2018 (amounts in thousands).

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Commodity Portfolio
Goldman Sachs International	$13	$(4)	$—	$(9)	$—

Total	$13	$(4)	$—	$(9)	$—

Fixed Opportunity Portfolio:
Goldman Sachs International	$999	$(259)	$—	$(740)	$—

Total	$999	$(259)	$—	$(740)	$—

The following table represents the Commodity Portfolio’s and the Fixed Opportunity Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under an MNA and net of the related collateral pledged by the Portfolios as of December 31, 2018 (amounts in thousands).

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Commodity Portfolio
Barclays Bank PLC	$1	$—	$—	$—	$1
Goldman Sachs International	4	(4)	—	—	—

Total	$5	$(4)	$—	$—	$1

Fixed Opportunity Portfolio:
Goldman Sachs International	$259	$(259)	$—	$—	$—

Total	$259	$(259)	$—	$—	$—

(a)

The actual collateral received or pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio is subject to credit risk, which is the risk that the counterparty is unable to meet the terms of a forward contract, and market risk, which is the risk that the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2018 are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at December 31, 2018, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for investments

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

purchased” on the Statements of Assets and Liabilities. There were no open forward currency contracts as of December 31, 2018. The month-end average contract amount for all forward contracts during the period ended December 31, 2018 are detailed in the table below:

	Outstanding Notional Amount (000)		Monthly Average Notional Amount (000)
Forward Foreign Currency Exchange Contracts:	Long	Short	Long	Short
Commodity Portfolio	$—	$5,902	$—	$984
SRI Growth Portfolio	67	—	11	—
International Portfolio	126	3,706	21	617
Institutional International Portfolio	40	16	7	3
Emerging Markets Portfolio	—	—	—	3
Fixed Opportunity Portfolio	1	—	—	—

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at December 31, 2018 and the month-end average notional amount for the period ended December 31, 2018 are detailed in the table below:

	Outstanding Notional Amount (000)		Monthly Average Notional Amount (000)
Futures Contracts:	Long	Short	Long	Short
Value Portfolio	$8,048	$—	$—	$—
Institutional Value Portfolio	110,247	—	45,093	—
Growth Portfolio	19,427	—	9,454	—
Institutional Growth Portfolio	114,019	—	29,353	—
Small Cap–Mid Cap Portfolio	2,361	—	2,318	—
Institutional Small Cap–Mid Cap Portfolio	4,991	—	3,789	—
Real Estate Portfolio	7,637	—	10,527	—
Commodity Portfolio	266,504	354	102,000	2,678
ESG Growth Portfolio	422	—	998	—
International Portfolio	—	29,773	27,006	12,924
Institutional International Portfolio	39,725	—	37,746	16,593
Emerging Markets Portfolio	—	918	22,524	153
Fixed Opportunity Portfolio	2,868	37,041	12,645	42,503

Purchased Options & Swaptions Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Written Options & Swaptions Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specific date in the future.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The notional value of purchased and written options and swaptions outstanding at December 31, 2018 and the month-end average notional amount for the period ending December 31, 2018 are detailed in the table below:

Option and Swaptions Contracts:	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Commodity Portfolio	$—	$—
Fixed Opportunity Portfolio	5,834	4,972

Amounts designated as “—” have been rounded to $0.

Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation or depreciation on swap agreements on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the Statement of Assets and Liabilities.

Total Return Swaps: Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Credit Default Swaps: Certain of the Portfolios may invest in credit default swaps for hedging purposes or for market exposure. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Portfolio is the seller of protection are disclosed in the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The unrealized gain or loss at December 31, 2018 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at December 31, 2018 and the month-end average notional amount for the period ended December 31, 2018 are detailed in the tables below (amounts in thousands):

	Outstanding Notional Amount	Monthly Average Notional Amount
Total Return Swap Agreements:
Commodity Portfolio	$235	$1,048

Commodity Forward Swap Agreements:
Commodity Portfolio	45	494

	Outstanding Notional Amount		Monthly Average Notional Amount
	Buy Protection	Sell Protection	Buy Protection	Sell Protection
Credit Default Swap Agreements:
Fixed Opportunity Portfolio	$—	$—	$—	$39,358

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

L.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond resulting from inflation or deflation, respectively, as measured by the change in the Consumer Price Index, will be included as interest income or loss on the Statements of Operations, even though investors do not receive their principal until maturity. During the period ended December 31, 2018, the Inflation Protected Portfolio recognized income due to the increase in the Consumer Price Index.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest payments on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only changes in real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments are generally indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time, in which case, the principal and income of an inflation-protected bond will decline and may result in losses.

M.    Bank Loans.    Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments. The Portfolios did not hold any bank loans as of December 31, 2018.

All or a portion of any bank loans may be unfunded. A Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments.

N.    Securities Lending.    Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at December 31, 2018 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as “Payable for collateral received on loaned securities.” Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Portfolios as an investment, at value on the Statements of Assets and Liabilities. The Portfolios may receive non-cash collateral in the form of securities such as U.S. treasuries, which the Portfolios may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at December 31, 2018 (amounts in thousands):

Portfolio	Value of Securities on Loan	Value of Collateral Received*	Net Amount
Value Portfolio	$1	$1	$—
Small Cap–Mid Cap Portfolio	908	908	—
Institutional Small Cap–Mid Cap Portfolio	1,299	1,299	—
Commodity Portfolio	2,229	2,229	—
International Portfolio	19,506	19,506	—
Institutional International Portfolio	35,081	35,081	—
Emerging Markets Portfolio	25,065	25,065	—
Fixed Opportunity Portfolio	41,527	41,527	—

*

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.

Securities lending transactions as of December 31, 2018 (amounts in thousands):

	Security Type						Remaining Contractual Maturity of the Agreements
Portfolio	Common Stocks	Preferred Stock	Corporate Bonds	Yankee Dollars	Exchange- Traded Fund	Investment Company	Overnight and Continuous	Up to 30 days	Total Value of Securities on Loan	Value of Collateral Received*	Net Amount Due to/(from) Counterparty
Value Portfolio	$1	$—	$—	$—	$—	$—	$1	$—	$1	$1	$—
Small Cap–Mid Cap Portfolio	842	—	—	—	—	66	908	—	908	987	79
Institutional Small Cap–Mid Cap Portfolio	1,299	—	—	—	—	—	1,299	—	1,299	1,368	69
Commodity Portfolio	2,229	—	—	—	—	—	927	1,302	2,229	2,355	126
International Portfolio	19,506	—	—	—	—	—	615	18,891	19,506	20,399	893
Institutional International Portfolio	35,081	—	—	—	—	—	22,997	12,084	35,081	37,608	2,527
Emerging Markets Portfolio	19,882	5,183	—	—	—	—	25,065	—	25,065	26,481	1,416
Fixed Opportunity Portfolio	—	—	6,721	1,329	33,477	—	41,527	—	41,527	43,861	2,334

*	Includes cash collateral and non-cash collateral.

O.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The following table summarizes the structure, incorporation and relationship information of the Funds, and certain financial information of the Funds recognized in the consolidated financial statements referred to above (amounts in thousands).

	HC Commodity Related Securities Fund, Ltd.	HC Commodity Related Securities Fund II, Ltd.
Date of Incorporation	April 27, 2011	June 2, 2011

Fund Net Assets
Commodity Portfolio	$1,460	$—
Subsidiary percentage of Fund net assets	0.32%	0.00%

Consolidated Financial Statement Information
Total assets	$1,736	$—
Total liabilities	276	—
Net assets	1,460	—
Total investment income	69	—
Net investment income	69	—
Net realized gains/(losses) from investment transactions and foreign currency translations	8	—
Net realized gains/(losses) from futures transactions	(3,742)	—
Net realized gains/(losses) from options transactions	(23)	—
Net realized gains/(losses) from swap transactions	(277)	—
Net realized gains/(losses) from forward currency contracts	—	—
Change in net unrealized appreciation/(depreciation) on investments and foreign currency translations	45	—
Change in net unrealized appreciation/(depreciation) on futures	508	—
Change in net unrealized appreciation/(depreciation) on options	(52)	—
Change in net unrealized appreciation/(depreciation) on swaps	111	—
Net realized/unrealized gains/(losses) from investments, futures, options, swaps, and foreign currency transactions	(3,422)	—
Change in net assets resulting from operations	(3,353)	—

Amounts designated as “—” are $0 or have been rounded to $0.

The Commodity Portfolio fully liquidated its investment in the HC Commodity Related Securities Fund II, Ltd. on July 3, 2018. The consolidated financial statements include the accounts of the Commodity Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

P.    Recent Accounting Pronouncements.    In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management does not believe that adoption of ASU 2017-08 will materially impact the Portfolios’ financial statements.

In August 2018, FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. As permitted, the Portfolios have early adopted ASU 2018-13 with the financial statements prepared as of December 31, 2018.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. The Portfolios’ adoption of these amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Portfolios’ net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the June 30, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes all distributions to each Class of shareholders, other than tax basis return of capital distributions, in one line item. Prior to adoption of this amendment, the distributions to shareholders in the June 30, 2018 Statement of Changes in Net Assets appeared as follows:

	Value Portfolio	Institutional Value Portfolio	Growth Portfolio	Institutional Growth Portfolio	Small Cap–Mid Cap Portfolio
	For the year ended June 30, 2018	For the year ended June 30, 2018	For the year ended June 30, 2018	For the year ended June 30, 2018	For the year ended June 30, 2018
Distributions:
Net investment income:
HC Strategic Shares	$(13,471)	$(17,837)	$(7,693)	$(11,617)	$(391)
HC Advisors Shares	(18)	(25)	(10)	(16)	(1)
Net realized gains:
HC Strategic Shares	$(28,142)	$(54,372)	$(38,337)	$(42,580)	$—
HC Advisors Shares	(40)	(102)	(54)	(82)	—

	Institutional Small Cap–Mid Cap Portfolio	Real Estate Portfolio	Commodity Portfolio	ESG Growth Portfolio	Catholic SRI Growth Portfolio
	For the year ended June 30, 2018	For the year ended June 30, 2018	For the year ended June 30, 2018	For the year ended June 30, 2018	For the year ended June 30, 2018
Distributions:
Net investment income:
HC Strategic Shares	$(745)	$(1,919)	$(25,672)	$(4,367)	$(805)
HC Advisors Shares	(1)	—	(31)	—	—
Net realized gains:
HC Strategic Shares	$(13,508)	$(3,669)	$—	$—	$(719)
HC Advisors Shares	(22)	—	—	—	—

	International Portfolio	Institutional International Portfolio	Emerging Markets Portfolio	Core Fixed Income Portfolio	Fixed Opportunity Portfolio
	For the year ended June 30, 2018	For the year ended June 30, 2018	For the year ended June 30, 2018	For the year ended June 30, 2018	For the year ended June 30, 2018
Distributions:
Net investment income:
HC Strategic Shares	$(37,147)	$(92,471)	$(37,919)	$(1,807)	$(36,991)
HC Advisors Shares	(52)	(118)	(59)	(59)	(36)
Net realized gains:
HC Strategic Shares	$—	$(3,589)	$—	$—	$—
HC Advisors Shares	—	(6)	—	—	—

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

	U.S. Government Fixed Income Portfolio	Inflation Protected Portfolio	U.S. Corporate Fixed Income Portfolio	U.S. Mortgage/Asset Backed Fixed Income Portfolio	Short-Term Municipal Portfolio
	For the year ended June 30, 2018	For the year ended June 30, 2018	For the year ended June 30, 2018	For the year ended June 30, 2018	For the year ended June 30, 2018
Distributions:
Net investment income:
HC Strategic Shares	$(3,895)	$(8,925)	$(7,952)	$(5,116)	$(347)
HC Advisors Shares	—	—	—	—	—
Net realized gains:
HC Strategic Shares	$—	$—	$(857)	$—	$—
HC Advisors Shares	—	—	—	—	—

	Intermediate Municipal Portfolio	Intermediate Municipal II Portfolio
	For the year ended June 30, 2018	For the year ended June 30, 2018
Distributions:
Net investment income:
HC Strategic Shares	$(7,581)	$(1,642)
HC Advisors Shares	(26)	(8)
Net realized gains:
HC Strategic Shares	$—	$(3)
HC Advisors Shares	—	—

3.    INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the period ended December 31, 2018, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$84	0.075	%(a)†
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Index Strategy)	—	0.04	%(b)(c)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Factor Strategy)	—	0.065	%(b)(c)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (U.S. Multi-Factor Strategy)	—	0.08	%(b)(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	13	0.13	%(d)
Parametric Portfolio Associates, LLC (Defensive Strategy)	—	0.35	%(c)(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	147	0.09	%(g)

Total	$244	0.08%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Institutional Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$111	0.070	%(a)†
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Index Strategy)	168	0.063	%(b)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Factor Strategy)	—	0.065	%(b)(c)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (U.S. Multi-Factor Strategy)	—	0.08	%(b)(c)
Pacific Investment Management Company, LLC (RAFI U.S. Multi-Factor Strategy)	11	0.175	%(h)
Pacific Investment Management Company, LLC (Stock Plus)	—	0.25	%(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	18	0.12	%(d)
Parametric Portfolio Associates, LLC (Defensive Strategy)	—	0.35	%(c)(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(f)

Total	$308	0.06%

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.065	%(a)(c)
Jennison Associates, LLC	266	0.26	%(i)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Index Strategy)	—	0.040	%(b)(c)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Factor Strategy)	59	0.065	%(b)†
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (U.S. Multi-Factor Strategy)	—	0.08	%(b)(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	10	0.16	%(d)
Parametric Portfolio Associates, LLC (Defensive Strategy)	—	0.35	%(c)(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	189	0.09	%(g)

Total	$524	0.13%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Institutional Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.065	%(a)(c)
Jennison Associates, LLC	362	0.26	%(i)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Index Strategy)	167	0.040	%(b)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Factor Strategy)	—	0.065	%(b)(c)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (U.S. Multi-Factor Strategy)	118	0.08	%(b)
Pacific Investment Management Company, LLC (RAFI U.S. Multi-Factor Strategy)	—	0.175	%(c)(h)
Pacific Investment Management Company, LLC (Stock Plus)	—	0.25	%(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	13	0.13	%(d)
Parametric Portfolio Associates, LLC (Defensive Strategy)	—	0.35	%(c)(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(f)

Total	$660	0.11%

Small Cap–Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Advisory Research, Inc.	$79	0.85%
Ariel Investments, LLC	37	1.00	%(j)
Cadence Capital Management, LLC	—	0.065	%(a)(c)
Frontier Capital Management Company, LLC	90	0.45	%(k)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Index Strategy)	—	0.04	%(b)(c)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Factor Strategy)	—	0.065	%(b)(c)
Pzena Investment Management, LLC	41	1.00%
Parametric Portfolio Associates, LLC (Liquidity Strategy)	7	0.31	%(d)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	12	0.09	%(g)

Total	$266	0.51%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Institutional Small Cap–Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Advisory Research, Inc.	$126	0.85%
Ariel Investments, LLC	—	1.00	%(c)(j)
Cadence Capital Management, LLC	—	0.065	%(a)(c)
Frontier Capital Management Company, LLC	126	0.45	%(k)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Index Strategy)	18	0.062	%(b)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Factor Strategy)	—	0.065	%(b)(c)
Pzena Investment Management, LLC	45	1.00%
Parametric Portfolio Associates, LLC (Liquidity Strategy)	7	0.37	%(d)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(f)

Total	$322	0.42%

Real Estate Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.10	%(c)(l)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation)	—	0.10	%(c)(m)
Wellington Management Company, LLP	392	0.70	%(n)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	10	0.17	%(d)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(f)

Total	$402	0.65%

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.10	%(c)(l)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation)	264	0.10	%(m)
Pacific Investment Management Company, LLC	—	0.25	%(c)
Vaughan Nelson Investment Management, L.P.	9	0.34	%(o)†
Wellington Management Company, LLP (Global National Resources Strategy)	518	0.65	%(p)†
Wellington Management Company, LLP (Commodity Futures Strategy)	88	0.75	%(q)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	38	0.10	%(d)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	—	0.09	%(c)(g)

Total	$917	0.23%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

ESG Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(c)
Cadence Capital Management, LLC	2	0.14	%(r)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation)	125	0.16	%(s)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	7	0.85	%(d)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(f)

Total	$134	0.17%

Catholic SRI Growth Portfolio

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(c)
Cadence Capital Management, LLC	1	0.14	%(r)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation)	35	0.16	%(s)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	—	0.15	%(c)(d)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(f)

Total	$36	0.16%

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$550	0.63	%(t)
Cadence Capital Management, LLC (Emerging Markets Strategy)	—	0.13	%(c)(u)
Cadence Capital Management, LLC (Developed Markets Strategy)	263	0.10	%(v)
Causeway Capital Management, LLC	986	0.45%
City of London Investment Management Company, Ltd.	—	0.62	%(c)(w)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Developed Markets Strategy)	—	0.10	%(c)(x)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Emerging Markets Strategy)	—	0.13	%(c)(y)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	18	0.11	%(d)
Parametric Portfolio Associates, LLC (Targeted Strategy)	6	0.81	%(f)†
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	—	0.09	%(c)(g)

Total	$1,823	0.31%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$692	0.63	%(t)
Cadence Capital Management, LLC	—	0.13	%(c)(u)
Cadence Capital Management, LLC	578	0.10	%(v)
Causeway Capital Management, LLC	1,093	0.45%
City of London Investment Management Company, Ltd.	284	0.62	%(w)
Lazard Asset Management LLC	492	0.36	%(z)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Developed Markets Strategy)	—	0.10	%(c)(x)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Emerging Markets Strategy)	—	0.13	%(c)(y)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	16	0.12	%(d)
Parametric Portfolio Associates, LLC (Targeted Strategy)	5	0.16	%(f)†

Total	$3,160	0.28%

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation (formerly The Boston Company Asset Management, LLC)	$1,973	0.61	%(aa)
Cadence Capital Management, LLC	—	0.13	%(c)(u)
City of London Investment Management Company, Ltd.	—	1.00	%(c)(bb)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation)	381	0.13	%(cc)
RBC Global Asset Management (UK) Limited	1,185	0.68	%(dd)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	16	0.12	%(d)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	—	0.09	%(c)(g)

Total	$3,555	0.44%

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$10	0.08%
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Corporate Strategy)	7	0.06	%(ee)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (Mortgage and Asset-Backed Strategy)	5	0.15	%(ff)

Total	$22	0.07%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Fixed Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Fort Washington Investment Advisors, Inc.	$450	0.20	%(gg)
City of London Investment Management Company, Ltd.	—	0.45	%(c)
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation)	—	0.25	%(c)
Western Asset Management Company, Ltd.	635	0.75%
Parametric Portfolio Associates, LLC (Liquidity Strategy)	12	0.15	%(d)
Parametric Portfolio Associates, LLC (Targeted Strategy)	16	0.09	%(f)

Total	$1,113	0.33%

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation)	$74	0.06%

Inflation Protected Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation)	$78	0.04	%(hh)

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$114	0.08%
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation)	—	0.15	%(c)

Total	$114	0.08%

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation)	$61	0.06%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$55	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation (formerly Standish Mellon Asset Management Company LLC)	$296	0.17	%(ii)
City of London Investment Management Company, Ltd.	64	0.45	%(jj)

Total	$360	0.19%

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$48	0.125%
City of London Investment Management Company, Ltd.	—	0.45	%(c)(kk)

Total	$48	0.125%

†	As of December 31, 2018, no assets were allocated.

(a)

Cadence Capital Management, LLC (“Cadence”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of that portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence using these strategies in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(b)

Mellon Investments Corporation (formerly BNY Mellon Asset Management North America Corporation) (“Mellon”), receives a fee for assets allocated to an Index Strategy, for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.04% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawals or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.65%. Index Strategy shall mean a portfolio wherein the Portfolio Manager seeks to approximate, over the long term, the performance of a specific market index.

For assets allocated to a Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.075%. Factor Strategy shall mean a portfolio wherein the Portfolio Manager seeks to implement a strategy developed by Hirtle Callaghan & Co. or an affiliate with the objective of obtaining exposure to one or more factors such as value or quality within the U.S. equity markets.

For assets allocated to a U.S. Multi-Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.08% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.10%. U.S. Multi-Factor Strategy shall mean a portfolio wherein the Portfolio Manager seeks to implement a proprietary strategy developed by the Portfolio Manager that seeks to obtain a targeted exposure to multi-factor equity model factors such as value, momentum, and low volatility within the U.S. equity markets.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Prior to December 12, 2018, Mellon received a fee, which was calculated daily and payable monthly in arrears. For so long as Combined Assets were greater than $2 billion, the fee was at the annual rate of 0.065% of the average daily net assets of that portion of the Portfolio managed by Mellon. If the Combined Assets were reduced to $2 billion or less due to redemptions, the fee was calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon using these strategies in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

(c)	Specialist Manager approved by the Board but a strategy to which no assets were allocated during the period ended December 31, 2018.

(d)

With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”) receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined Liquidity Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. 1/12 of such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to that Portfolio.

“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its Liquidity Strategy.

(e)

With respect to its Defensive Strategy, Parametric receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.35% of the first $50 million of the Combined Defensive Assets (as defined below) and 0.25% of Combined Defensive Assets over $50 million.

“Combined Defensive Assets” shall mean the sum of: the net assets of that portion of the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, and Institutional Growth Portfolio managed by Parametric for investment in its Defensive Strategy.

(f)

With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to that Portfolio.

(g)

With respect to its Tax-Managed Custom Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Strategy Assets; 0.09% of the next $250 million of the Combined Tax-Managed Custom Strategy Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Strategy Assets; and 0.07% of the Combined Tax-Managed Custom Strategy Assets over $1 billion.

“Combined Tax-Managed Custom Strategy Assets” shall man the sum of: the net assets of that portion of each of the other Portfolio of the Trust allocated to Parametric from time to time for investment in their Tax-Management Custom Core Strategy.

If, at the close of business on September 30, 2019, the Combined Tax-Managed Custom Strategy Assets are less than $500 million, the fee for the first $250 million shall be permanently increased to 0.13%.

(h)

For its services with respect to the RAFI U.S. Multi-Factor Strategy, Pacific Investment Management Company, LLC (“PIMCO”) receives an annual fee from each Portfolio at the annual rate of 0.175% of the first $600 million of the Combined RAFI U.S. Multi-Factor Strategy Assets (as defined below); 0.15% on the next $700 million of Combined RAFI U.S. Multi-Factor Strategy Assets; and 0.125% on Combined RAFI U.S. Multi-Factor Strategy Assets over $1.3 billion. Should these assets fall below $600 million, PIMCO’s fee will be calculated at an annual rate of 0.20%; however, for the twelve months’ period ending December 12, 2019, this fee for the minimum asset requirement is contractually reduced to 0.175% of each Portfolio’s average daily net assets of the Account. Fees are payable monthly in arrears and are computed based on the combined market value of the Combined Assets as reported on the custodian’s statement at the end of the billing period.

Combined RAFI U.S. Multi-Factor Strategy Assets shall mean the sum: the net assets in Institutional Value and the net assets of Institutional Growth of the Trust managed by PIMCO using the PIMCO RAFI Dynamic Multi-Factor U.S. Equity Strategy.

The Trust hereby acknowledges and agrees that PIMCO utilized the services of Parametric as the account sub-advisor to assist with the implementation of the Account’s investment strategy. The fees contracted between PIMCO and Parametric are not reflected in these financial statements.

(i)

Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600 million;

— 0.20% on the next $4 billion; and

— 0.25% on the balance

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

(j)

For its services to the Small Cap–Mid Cap Portfolio and the Institutional Small Cap–Mid Cap Portfolio, Ariel Investments, LLC (“Ariel”) receives an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million of Combined Assets, and 0.50% of the Combined Assets exceeding $20 million.

“Combined Assets” shall mean the sum of: the net assets managed by Ariel in the Small Cap–Mid Cap Portfolio, the Institutional Small Cap–Mid Cap Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by Ariel for certain other clients of the Trust’s primary adviser or certain of its affiliates.

(k)

Frontier Capital Management Company, LLC (“Frontier”) receives a fee, which shall be calculated daily and payable monthly, at an annual rate of 0.45% of the first $90 million of Combined Assets (as defined below) and 0.75% of Combined Assets exceeding $90 million.

“Combined Assets” shall mean the sum of: the net assets managed by Frontier in the Small Cap–Mid Cap Portfolio, the net assets managed by Frontier in the Institutional Small Cap–Mid Cap Portfolio, and the net assets invested in the same strategy as the Portfolios that are managed by Frontier for certain other clients of the Trust’s primary adviser.

(l)

Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(m)

Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(n)

Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.

(o)

Vaughan Nelson Investment Management L.P. (“Vaughan Nelson”) received a fee, which was calculated daily and payable quarterly, at the annual rate of 0.35% of the first $25 million of Combined Assets (as defined below), 0.25% of the next $75 million of Combined Assets, and 0.20% of the Combined Assets exceeding $100 million.

“Combined Assets” shall mean the sum of: the net assets of the Commodity Portfolio and the net assets managed by Vaughan Nelson in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

(p)

With respect to its Global National Resources Strategy (“GNRS”), Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.60% of the average daily net assets of the GNRS account, so long as at least $150 million in assets are present in the GNRS and 0.85% if less than $150 million in assets are present in the GNRS. Effective November 1, 2017 through October 31, 2018, Wellington voluntarily waived fees in excess of 0.25% of the average daily net assets in the Portfolio.

(q)

With respect to its Commodity Futures Strategy account, Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy account.

(r)

For its services to the Portfolio, Cadence received a fee calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth was applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”).

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets; Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets; Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets; and Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

Cadence’s Portfolio Management Agreements with the Portfolios were terminated on July 6, 2018.

(s)	Mellon is entitled to receive a fee, which is payable monthly in arrears at the annual rate of 0.16% of the average daily net assets of the Account.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

(t)

Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

— 0.80% on assets up to $50 million; and

— 0.60% on assets in excess of $50 million

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

(u)

With respect to the emerging markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(v)

With respect to the developed markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(w)

City of London Investment Management Company, Ltd. (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(x)

With respect to the developed markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(y)

With respect to the emerging markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or one of its affiliates serves as investment adviser.

(z)

Lazard Asset Management, LLC (“Lazard”) receives a fee which shall be payable monthly in arrears at the annual rate of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the Portfolio managed by Lazard.

(aa)

Mellon Corporation (formerly The Boston Company Asset Management, LLC) (“Mellon-Boston”) receives an annual fee of 0.90% of the average daily net assets of the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; 0.55% of the average daily net assets on the next $200 million; and 0.50% of the average daily net assets over $400 million of that portion of the Portfolio managed by Mellon Boston.

(bb)

CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the Combined Assets (as defined below); 0.80% of the next $100 million of the Combined Assets; and 0.50% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

(cc)

With respect to the emerging markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or one of its affiliates serves as investment adviser.

(dd)

RBC Global Asset Management (U.K.) Limited receives a fee which shall be payable quarterly in arrears at the annual rate of 0.80% of the first $100 million of Combined Assets; 0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million.

“Combined Assets” shall mean the sum of (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co serves as investment adviser and for which Portfolio Manager provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account.

(ee)

Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.06% of the average daily net assets of the U.S. mortgage- and asset-backed and U.S. Government securities portions of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.06% of the average daily net assets of the U.S. Government Fixed Income Portfolio and the U.S. Mortgage/Asset Backed Fixed Income Portfolio.

(ff)

Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.15% of the average daily net assets of the corporate securities portions of the Core Fixed Income Portfolio and U.S. Corporate Fixed Income Portfolio managed by Mellon.

(gg)

Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable quarterly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, 0.25% of the Combined Assets of the next $100 million, and 0.20% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(hh)

Mellon receives a fee, which shall be payable monthly in arrears, at the annual rate of: 0.04% of the average daily net assets invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets invested according to an emerging-markets inflation-protected securities strategy.

(ii)

Mellon Investments Corporation (formerly Standish Mellon Asset Management Company, LLC) (“Mellon-Standish”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $100 million. Mellon-Standish is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon-Standish in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Mellon-Standish for the benefit of certain investors who are clients of the Trust’s primary adviser.

(jj)

CLIM is entitled to receive a fee, which is payable monthly in arrears at the annual rate of 0.45% of the average daily net assets of the Account. Prior to July 27, 2018, CLIM was entitled to receive a fee based on the average net assets of that portion of each affected Portfolio’s assets allocated to CLIM by the Adviser, at the following rates; 0.25% of the first $100 million of the Combined Assets; 0.15% of the Combined Assets (as defined below) exceeding $100 million.

“Combined Assets” shall mean the sum of all assets managed in this strategy for clients of the Trust’s primary adviser and certain of its affiliates. The maximum fee is 0.20% regardless of asset levels.

(kk)

CLIM is entitled to receive a fee, which is payable monthly in arrears at the annual rate of 0.45% of the average daily net assets of the Account. Prior to July 27, 2018, CLIM was entitled to receive a fee, which fee shall be payable monthly in arrears at the annual rate of 0.125% of the average daily net assets of the Account.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi”) provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, regulatory reporting services and reimbursement of certain expenses.

FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. Currently, the Adviser is voluntarily waiving all fees associated with the Distribution Plan, and there is no current intention to collect such a fee.

Unified Financial Securities, LLC (“Unified”), a wholly-owned subsidiary of Ultimus Fund Solutions LLC, provides certain distribution services to the Trust. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.

Alaric Compliance Services, LLC (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. Alaric receives an annual fee of $160,000 for performing the services listed under its agreement with the Trust and was compensated $80,000 for the period ended December 31, 2018.

The Portfolios may use related party broker-dealers. For the period ended December 31, 2018, the following Portfolio incurred brokerage commissions with broker-dealers affiliated with the Specialist Managers as follows:

Portfolio	Commissions Amount (000)
Emerging Markets Portfolio	$12

4.    PURCHASE AND SALE TRANSACTIONS.    The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities, for the period ended December 31, 2018 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$314,592	$316,755
Institutional Value Portfolio	334,217	242,905
Growth Portfolio	180,032	230,555
Institutional Growth Portfolio	346,282	328,606
Small Cap–Mid Cap Portfolio	40,063	43,311
Institutional Small Cap–Mid Cap Portfolio	36,729	38,597
Real Estate Portfolio	27,120	25,766
Commodity Portfolio	41,647	409,654
ESG Growth Portfolio	78,430	98,510
Catholic SRI Growth Portfolio	37,035	20,308
International Portfolio	414,412	398,654
Institutional International Portfolio	433,568	460,476
Emerging Markets Portfolio	450,775	454,478
Core Fixed Income Portfolio	6,084	7,026
Fixed Opportunity Portfolio	129,808	174,815
U.S. Corporate Fixed Income Portfolio	46,218	33,872
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,973	1,748
Short-Term Municipal Portfolio	17,890	4,900
Intermediate Municipal Portfolio	63,633	62,961
Intermediate Municipal II Portfolio	5,400	5,706

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the period ended December 31, 2018 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$7,354	$8,869
Fixed Opportunity Portfolio	4,448	—
U.S. Government Fixed Income Portfolio	83,364	41,351
Inflation Protected Portfolio	37,562	44,852
U.S. Mortgage/Asset Backed Fixed Income Portfolio	18,441	11,300

5.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2016 to 2018 and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A.    Unrealized Appreciation/Depreciation on investments (amounts in thousands):

Portfolio	Tax Cost of Investments	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$455,927	$76,523	$(19,481)	$57,042
Institutional Value Portfolio	915,990	76,375	(70,693)	5,682
Growth Portfolio	420,356	294,373	(12,660)	281,713
Institutional Growth Portfolio	936,098	269,788	(49,217)	220,571
Small Cap Mid-Cap Portfolio	72,354	21,729	(10,458)	11,271
Institutional Small Cap-Mid Cap Portfolio	133,247	24,665	(22,089)	2,576
Real Estate Portfolio	108,181	14,006	(2,606)	11,400
ESG Growth Portfolio	130,029	13,487	(12,750)	737
Catholic SRI Growth Portfolio	42,597	2,572	(3,918)	(1,346)
International Portfolio	973,682	92,669	(103,162)	(10,493)
Institutional International Portfolio	2,109,699	155,572	(276,327)	(120,755)
Emerging Markets Portfolio	1,549,012	139,912	(199,060)	(59,148)
Core Fixed Income Portfolio	69,331	306	(1,456)	(1,150)
Fixed Opportunity Portfolio	659,196	17,599	(32,655)	(15,056)
U.S. Government Fixed Income Portfolio	277,998	2,513	(3,327)	(814)
Inflation Protected Portfolio	381,258	143	(9,286)	(9,143)
U.S. Corporate Fixed Income Portfolio	289,566	408	(9,677)	(9,269)
U.S. Mortgage/Asset Backed Fixed Income Portfolio	231,389	796	(3,572)	(2,776)
Short-Term Municipal Portfolio	91,788	209	(109)	100
Intermediate Municipal Portfolio	387,243	2,029	(8,983)	(6,954)
Intermediate Municipal II Portfolio	76,318	1,049	(283)	766

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

The tax cost of investments includes the cost of securities, proceeds received from TBA sales commitments and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/depreciation includes securities, TBA sales commitments and derivatives that are not considered realized for tax purposes, as applicable.

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, and in-kind purchases by investors that, for tax purposes, created a controlling interest in a Portfolio.

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal year ending June 30, 2018 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended June 30, 2018	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	In Excess of Net Investment Income	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$19,780	$21,891	$41,671	$—	$41,671	$—	$41,671
Institutional Value Portfolio	41,677	30,659	72,336	—	72,336	—	72,336
Growth Portfolio	10,120	35,974	46,094	—	46,094	—	46,094
Institutional Growth Portfolio	21,304	32,991	54,295	—	54,295	—	54,295
Small Cap–Mid Cap Portfolio	392	—	392	—	392	—	392
Institutional Small Cap–Mid Cap Portfolio	1,697	12,579	14,276	—	14,276	—	14,276
Real Estate Portfolio	1,879	3,709	5,588	—	5,588	—	5,588
ESG Growth Portfolio	4,367	—	4,367	—	4,367	—	4,367
Catholic SRI Growth Portfolio	1,216	308	1,524	—	1,524	—	1,524
International Portfolio	37,199	—	37,199	—	37,199	—	37,199
Institutional International Portfolio	96,184	—	96,184	—	96,184	—	96,184
Emerging Markets Portfolio	37,447	—	37,447	531	37,978	—	37,978
Core Fixed Income Portfolio	1,868	—	1,868	—	1,868	—	1,868
Fixed Opportunity Portfolio	37,027	—	37,027	—	37,027	—	37,027
U.S. Government Fixed Income Portfolio	3,889	—	3,889	—	3,889	—	3,889
Inflation Protected Portfolio	8,494	—	8,494	—	8,494	—	8,494
U.S. Corporate Fixed Income Portfolio	8,055	735	8,790	—	8,790	—	8,790
U.S. Mortgage/Asset Backed Fixed Income Portfolio	5,111	—	5,111	—	5,111	—	5,111
Short-Term Municipal Portfolio	42	—	42	—	42	303	345
Intermediate Municipal Portfolio	130	—	130	—	130	7,477	7,607
Intermediate Municipal II Portfolio	38	3	41	—	41	1,612	1,653

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

C.     Components of Accumulated Earnings

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$55	$20,720	$20,775	$—	$(516)	$111,529	$131,788
Institutional Value Portfolio	7,668	44,002	51,670	—	—	84,443	136,113
Growth Portfolio	168	33,381	33,549	—	—	355,387	388,936
Institutional Growth Portfolio	3,200	66,333	69,533	—	—	430,374	499,907
Small Cap–Mid Cap Portfolio	10	4,435	4,445	—	—	32,923	37,368
Institutional Small Cap–Mid Cap Portfolio	4,422	22,037	26,459	—	—	33,525	59,984
Real Estate Portfolio	564	981	1,545	—	—	19,838	21,383
ESG Growth Portfolio	344	241	585	—	—	20,011	20,596
Catholic SRI Growth Portfolio	198	515	713	—	—	5,218	5,931
International Portfolio	3,071	—	3,071	—	(29,362)	147,954	121,663
Institutional International Portfolio	30,164	55,682	85,846	—	—	169,806	255,652
Emerging Markets Portfolio	—	—	—	—	(59,344)	27,354	(31,990)
Core Fixed Income Portfolio	68	—	68	(4)	(340)	(1,517)	(1,793)
Fixed Opportunity Portfolio	1,805	—	1,805	—	(50,220)	4,841	(43,574)
U.S. Government Fixed Income Portfolio	167	—	167	(66)	(467)	(4,223)	(4,589)
Inflation Protected Portfolio	3,183	—	3,183	(431)	(781)	(911)	1,060
U.S. Corporate Fixed Income Portfolio	357	—	357	(134)	(493)	(7,939)	(8,209)
U.S. Mortgage/Asset Backed Fixed Income Portfolio	214	—	214	(85)	(9,781)	(3,818)	(13,470)
Short-Term Municipal Portfolio	22	—	22	(2)	(4)	(17)	(1)
Intermediate Municipal Portfolio	215	—	215	(40)	(1,100)	(5,827)	(6,752)
Intermediate Municipal II Portfolio	46	63	109	(10)	—	514	613

D.     Capital Loss Carryforwards

As of their tax year ended June 30, 2018, the following Portfolios had capital loss carryforwards (“CLCFs”) as summarized below (amounts in thousands):

CLCFs subject to expiration:

Portfolio	Expires 2019	Total
Intermediate Municipal Portfolio	$1,099	$1,099

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

CLCFs not subject to expiration:

Portfolio	Short-Term Amount	Long-Term Amount	Total
International Portfolio	$18,057	$11,305	$29,362
Emerging Markets Portfolio	—	55,986	55,986
Core Fixed Income Portfolio	260	80	340
Fixed Opportunity Portfolio	2,419	47,801	50,220
U.S. Government Fixed Income Portfolio	223	244	467
Inflation Protected Portfolio	637	144	781
U.S. Mortgage/Asset Backed Fixed Income Portfolio	2,651	7,130	9,781
Short-Term Municipal Portfolio	2	2	4

CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. During the year ending June 30, 2018, the Portfolios utilized CLCFs as follows (amounts in thousands):

Portfolio	Total
Small Cap–Mid Cap Portfolio	$5,648
ESG Growth Portfolio	1,734
Institutional International Portfolio	23,216
Emerging Markets Portfolio	71,338
Intermediate Municipal Portfolio	880

E.    Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2019 (amounts in thousands):

Portfolio	Post-October Capital Losses	Late Year Ordinary Losses
Value Portfolio	$516	$—
Emerging Markets Portfolio	3,358	—
U.S. Corporate Fixed Income Portfolio	493	—

F.    Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)*	Accumulated Net Realized Gains/(Losses)*	Paid-In Capital
Value Portfolio	$23	$(1,610)	$1,587
Institutional Value Portfolio	(71)	71	—
Growth Portfolio	(3)	(2,879)	2,882
Institutional Growth Portfolio	(2)	2	—
Small Cap–Mid Cap Portfolio	(4)	6	(2)
Real Estate Portfolio	24	(24)	—
ESG Growth Portfolio	60	(60)	—
Catholic SRI Growth Portfolio	17	(17)	—
International Portfolio	461	(461)	—
Institutional International Portfolio	10,204	(9,553)	(651)
Emerging Markets Portfolio	(988)	1,519	(531)
Core Fixed Income Portfolio	99	(99)	—
Fixed Opportunity Portfolio	3	(3)	—
U.S. Corporate Fixed Income Portfolio	28	(28)	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	896	(1,250)	354

*	These components of capital are presented together as “Total distributable earnings/(loss)” on the Statements of Assets and Liabilities.

G.    Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of investments as of December 31, 2018 was $363,180, resulting in accumulated net unrealized appreciation of $31,715, consisting of $54,315 in gross unrealized appreciation and $22,600 in gross unrealized depreciation.

The tax characteristics of distributions paid during the tax years ending December 31, 2018 and December 31, 2017 were as follows (amounts in thousands):

Year Ended December 31, 2018	Distributions Paid From:		Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
	Ordinary Income	Net Long Term Gains
Commodity Portfolio	$22,967	$—	$22,967	$—	$—	$22,967

Year Ended December 31, 2017
Commodity Portfolio	$21,235	$—	$21,235	$171	$—	$21,406

*	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Commodity Portfolio	$(292)	$—	$(292)	$—	$(100,032)	$183,708	$83,384

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2018 (Unaudited)

At December 31, 2018, the Commodity Portfolio had the following CLCFs not subject to expiration (amounts in thousands):

Portfolio	Short-Term Amount	Long-Term Amount	Total
Commodity Portfolio	$18,250	$81,782	$100,032
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)*	Accumulated Net Realized Gains/(Losses)*	Paid-In Capital
Commodity Portfolio	$1,154	$22,129	$(23,283)

*	These components of capital are presented together as “Total distributable earnings/(loss)” on the Statements of Assets and Liabilities.

6.    RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from focusing investments in one industry or market sector. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in such physical commodities. The value of a commodity-related derivative typically is based on the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.    SIGNIFICANT SHAREHOLDERS.

Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — December 31, 2018 (Unaudited)

The following list includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.

Portfolio	Number of shareholders with ownership of voting securities of the Portfolio greater than 10% and less than 25% of the total Portfolio’s outstanding voting securities	Number of shareholders with ownership of voting securities of the Portfolio greater than 25% of the total Portfolio’s outstanding voting securities
Small Cap–Mid Cap Portfolio	1	—
Institutional Small Cap–Mid Cap Portfolio	1	—
Real Estate Portfolio	1	—
Commodity Portfolio	1	—
ESG Growth Portfolio	—	1
Catholic SRI Growth Portfolio	1	2
U.S. Government Fixed Income Portfolio	1	—

8.    SUBSEQUENT EVENTS.

Management has evaluated subsequent events through the date these financial statements were issued. Effective January 11, 2019, the Catholic SRI Growth Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since its inception on January 11, 2016. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2018.

HC CAPITAL TRUST

Additional Information — December 31, 2018 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the period ended December 31, 2018, the following actions were taken by the shareholders of the Portfolios.

SPECIAL MEETING OF SHAREHOLDERS – JULY 27, 2018

A special meeting of shareholders of the Portfolios was held on July 27, 2018. At the July 27, 2018 meeting, shareholders of the Portfolios approved the following:

1. On Proposal 1, approval of a portfolio management agreement between the Trust, on behalf of The Intermediate Term Municipal Bond Portfolio, and City of London Investment Management Company, Limited, the voting was as follows:

	Number of Shares	% of the Outstanding Shares of the Portfolio	% of Shares Present
Affirmative:	38,188,034.901	98.053%	99.216%
Against:	302,029.502	0.775%	0.784%
Abstain:	0.000	0.000%	0.000%

Total:	38,490,064.403	98.828%	100.000%

2. On Proposal 2, approval of a portfolio management agreement between the Trust, on behalf of The Intermediate Term Municipal Bond II Portfolio, and City of London Investment Management Company, Limited, the voting was as follows:

	Number of Shares	% of the Outstanding Shares of the Portfolio	% of Shares Present
Affirmative:	7,612,690.862	98.366%	98.984%
Against:	78,153.904	1.009%	1.016%
Abstain:	0.000	0.000%	0.000%

Total:	7,690,844.766	99.375%	100.000%

3.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses:    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2018 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period[1]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$927.50	$1.02	0.21%
		Hypothetical[2]	$1,000.00	$1,024.15	$1.07	0.21%
	HC Advisors Shares	Actual	$1,000.00	$927.50	$1.02	0.21%
		Hypothetical[2]	$1,000.00	$1,024.15	$1.07	0.21%

Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$932.40	$0.93	0.19%
		Hypothetical[2]	$1,000.00	$1,024.25	$0.97	0.19%
	HC Advisors Shares	Actual	$1,000.00	$931.70	$0.93	0.19%
		Hypothetical[2]	$1,000.00	$1,024.25	$0.97	0.19%

Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$931.20	$1.27	0.26%
		Hypothetical[2]	$1,000.00	$1,023.89	$1.33	0.26%
	HC Advisors Shares	Actual	$1,000.00	$931.00	$1.27	0.26%
		Hypothetical[2]	$1,000.00	$1,023.89	$1.33	0.26%

Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$932.50	$1.12	0.23%
		Hypothetical[2]	$1,000.00	$1,024.05	$1.17	0.23%
	HC Advisors Shares	Actual	$1,000.00	$932.40	$1.12	0.23%
		Hypothetical[2]	$1,000.00	$1,024.05	$1.17	0.23%

Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$833.90	$3.05	0.66%
		Hypothetical[2]	$1,000.00	$1,021.88	$3.36	0.66%
	HC Advisors Shares	Actual	$1,000.00	$833.70	$3.05	0.66%
		Hypothetical[2]	$1,000.00	$1,021.88	$3.36	0.66%

Institutional Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$844.50	$2.60	0.56%
		Hypothetical[2]	$1,000.00	$1,022.38	$2.85	0.56%
	HC Advisors Shares	Actual	$1,000.00	$844.50	$2.60	0.56%
		Hypothetical[2]	$1,000.00	$1,022.38	$2.85	0.56%

Real Estate Portfolio	HC Strategic Shares	Actual	$1,000.00	$950.70	$3.74	0.76%
		Hypothetical[2]	$1,000.00	$1,021.37	$3.87	0.76%

Commodity Portfolio	HC Strategic Shares	Actual	$1,000.00	$841.00	$1.53	0.33%
		Hypothetical[2]	$1,000.00	$1,023.54	$1.68	0.33%
	HC Advisors Shares	Actual	$1,000.00	$840.00	$1.53	0.33%
		Hypothetical[2]	$1,000.00	$1,023.54	$1.68	0.33%

ESG Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$916.90	$1.59	0.33%
		Hypothetical[2]	$1,000.00	$1,023.54	$1.68	0.33%
	HC Advisors Shares	Actual	$1,000.00	$917.80	$1.60	0.33%
		Hypothetical[2]	$1,000.00	$1,023.54	$1.68	0.33%

Catholic SRI Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$903.30	$1.49	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%
	HC Advisors Shares	Actual	$1,000.00	$903.40	$1.49	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%

International Portfolio	HC Strategic Shares	Actual	$1,000.00	$888.20	$2.19	0.46%
		Hypothetical[2]	$1,000.00	$1,022.89	$2.35	0.46%
	HC Advisors Shares	Actual	$1,000.00	$888.30	$2.19	0.46%
		Hypothetical[2]	$1,000.00	$1,022.89	$2.35	0.46%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2018 (Unaudited)

			Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period[1]	Annualized Expense Ratio
Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$889.20	$2.05	0.43%
		Hypothetical[2]	$1,000.00	$1,023.04	$2.19	0.43%
	HC Advisors Shares	Actual	$1,000.00	$889.10	$2.05	0.43%
		Hypothetical[2]	$1,000.00	$1,023.04	$2.19	0.43%

Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$941.90	$3.28	0.67%
		Hypothetical[2]	$1,000.00	$1,021.83	$3.41	0.67%
	HC Advisors Shares	Actual	$1,000.00	$941.90	$3.28	0.67%
		Hypothetical[2]	$1,000.00	$1,021.83	$3.41	0.67%

Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,014.70	$1.63	0.32%
		Hypothetical[2]	$1,000.00	$1,023.59	$1.63	0.32%
	HC Advisors Shares	Actual	$1,000.00	$1,014.70	$1.68	0.33%
		Hypothetical[2]	$1,000.00	$1,023.54	$1.68	0.33%

Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000.00	$994.80	$2.36	0.47%
		Hypothetical[2]	$1,000.00	$1,022.84	$2.40	0.47%
	HC Advisors Shares	Actual	$1,000.00	$994.80	$2.36	0.47%
		Hypothetical[2]	$1,000.00	$1,022.84	$2.40	0.47%

U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,018.50	$1.02	0.20%
		Hypothetical[2]	$1,000.00	$1,024.20	$1.02	0.20%

Inflation Protected Portfolio	HC Strategic Shares	Actual	$1,000.00	$987.20	$0.85	0.17%
		Hypothetical[2]	$1,000.00	$1,024.35	$0.87	0.17%
	HC Advisors Shares	Actual	$1,000.00	$987.20	$0.85	0.17%
		Hypothetical[2]	$1,000.00	$1,024.35	$0.87	0.17%

U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,011.20	$1.06	0.21%
		Hypothetical[2]	$1,000.00	$1,024.15	$1.07	0.21%

U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,018.90	$1.12	0.22%
		Hypothetical[2]	$1,000.00	$1,024.10	$1.12	0.22%

Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,008.80	$1.47	0.29%
		Hypothetical[2]	$1,000.00	$1,023.74	$1.48	0.29%

Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,007.80	$1.57	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%
	HC Advisors Shares	Actual	$1,000.00	$1,008.80	$1.57	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%

Intermediate Municipal II Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,014.90	$1.52	0.30%
		Hypothetical[2]	$1,000.00	$1,023.69	$1.53	0.30%
	HC Advisors Shares	Actual	$1,000.00	$1,015.90	$1.52	0.30%
		Hypothetical[2]	$1,000.00	$1,023.69	$1.53	0.30%

[1]	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 184/365 (to reflect the one half year period).

[2]	Represents the hypothetical 5% annual return before expenses.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2018 (Unaudited)

4.     ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.     Dividends Received Deduction.    For corporate shareholders, the following percentage of the total ordinary income distributions paid during the tax year ended December 31, 2018, qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Commodity Portfolio	0.00%

B.     Qualified Dividends.    For the tax year ended December 31, 2018, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%.

Portfolio	Dividends Paid
Commodity Portfolio	0.00%

The Portfolio intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2018 Form 1099-DIV.

5.    ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Communication Services	8.6%
Consumer Discretionary	9.5%
Consumer Staples	7.6%
Energy	5.1%
Financials	16.4%
Health Care	14.7%
Industrials	8.8%
Information Technology	20.2%
Materials	2.6%
Real Estate	3.4%
Utilities	3.1%
Other	0.0%

Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Communication Services	6.9%
Consumer Discretionary	7.7%
Consumer Staples	7.7%
Energy	6.8%
Financials	26.3%
Health Care	13.3%
Industrials	7.8%
Information Technology	12.1%
Materials	3.1%
Real Estate	4.1%
Utilities	4.1%
Other	0.1%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2018 (Unaudited)

Growth Portfolio

Security Allocation	Percentage of Value
Communication Services	8.8%
Consumer Discretionary	15.9%
Consumer Staples	6.6%
Energy	2.1%
Financials	8.7%
Health Care	15.7%
Industrials	6.9%
Information Technology	31.0%
Materials	1.7%
Real Estate	2.0%
Utilities	0.6%
Other	0.0%

Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Communication Services	10.8%
Consumer Discretionary	13.6%
Consumer Staples	4.8%
Energy	2.3%
Financials	16.9%
Health Care	14.0%
Industrials	7.9%
Information Technology	25.9%
Materials	1.4%
Real Estate	2.0%
Utilities	0.4%
Other	0.0%

Total	100.0%

Small Cap-Mid Cap Portfolio

Security Allocation	Percentage of Value
Communication Services	2.7%
Consumer Discretionary	9.0%
Consumer Staples	1.5%
Energy	3.9%
Financials	20.2%
Health Care	14.4%
Industrials	17.7%
Information Technology	20.4%
Materials	6.0%
Real Estate	2.4%
Utilities	1.1%
Other	0.7%

Total	100.0%

Institutional Small Cap-Mid Cap Portfolio

Security Allocation	Percentage of Value
Communication Services	2.5%
Consumer Discretionary	9.3%
Consumer Staples	1.5%
Energy	3.4%
Financials	20.0%
Health Care	15.8%
Industrials	17.2%
Information Technology	20.0%
Materials	5.4%
Real Estate	3.0%
Utilities	1.3%
Other	0.6%

Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	3.4%
Financials	12.8%
Health Care	0.7%
Real Estate	83.1%
Other	0.0%

Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	0.0%
Energy	33.4%
Financials	34.5%
Industrials	0.0%
Materials	30.8%
Utilities	0.0%
Other	1.3%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2018 (Unaudited)

ESG Growth Portfolio

Security Allocation	Percentage of Value
Communication Services	7.4%
Consumer Discretionary	12.1%
Consumer Staples	6.9%
Energy	6.8%
Financials	14.8%
Health Care	10.6%
Industrials	11.1%
Information Technology	17.2%
Materials	6.4%
Real Estate	0.5%
Utilities	6.2%
Other	0.0%

Total	100.0%

Catholic SRI Growth Portfolio

Security Allocation	Percentage of Value
Communication Services	8.2%
Consumer Discretionary	11.0%
Consumer Staples	6.9%
Energy	8.4%
Financials	14.0%
Health Care	10.8%
Industrials	11.2%
Information Technology	17.6%
Materials	5.4%
Real Estate	0.4%
Utilities	6.1%
Other	0.0%

Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Communication Services	7.4%
Consumer Discretionary	8.7%
Consumer Staples	6.3%
Energy	6.9%
Financials	21.7%
Health Care	11.4%
Industrials	15.2%
Information Technology	5.1%
Materials	11.9%
Real Estate	1.8%
Utilities	3.1%
Other	0.5%

Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Communication Services	6.7%
Consumer Discretionary	8.5%
Consumer Staples	7.3%
Energy	7.0%
Financials	24.6%
Health Care	10.9%
Industrials	13.4%
Information Technology	4.6%
Materials	10.0%
Real Estate	2.8%
Utilities	3.9%
Other	0.3%

Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Communication Services	13.4%
Consumer Discretionary	10.6%
Consumer Staples	8.0%
Energy	7.6%
Financials	27.2%
Health Care	2.3%
Industrials	5.3%
Information Technology	11.7%
Materials	6.1%
Real Estate	2.5%
Utilities	3.2%
Other	2.1%

Total	100.0%

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	33.4%
Corporate	32.4%
Agency	22.9%
Yankee Dollar	5.7%
Investment Company	3.7%
Mortgage	1.4%
Asset Backed Securities	0.5%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2018 (Unaudited)

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Corporate	50.3%
Mortgage	16.8%
Yankee Dollar	11.3%
Investment Company	7.4%
Exchange-Traded Fund	5.2%
U.S. Government Agency Mortgages	4.1%
Repurchase Agreement	4.1%
Asset Backed Securities	0.6%
Other	0.2%

Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	96.5%
Agency	3.3%
Investment Company	0.2%
Yankee Dollar	0.0%

Total	100.0%

Inflation Protected Portfolio

Security Allocation	Percentage of Value
Treasury	98.5%
Investment Company	1.5%

Total	100.0%

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Communication Services	11.9%
Consumer Discretionary	1.3%
Consumer Staples	5.4%
Energy	11.4%
Financials	32.6%
Health Care	10.7%
Industrials	8.0%
Information Technology	5.8%
Materials	5.3%
Real Estate	1.4%
Utilities	6.2%
Other	0.0%

Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Agency	80.8%
Investment Company	11.9%
Mortgage	5.6%
Asset Backed Securities	1.5%
Yankee Dollar	0.2%

Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Financials	1.4%
General Obligation	45.0%
Higher Education	1.1%
Medical	0.5%
Power	1.1%
Revenue	4.5%
Revenue Bonds	45.2%
School District	0.5%
Water	0.7%
Other	0.0%

Total	100.0%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Airport	4.7%
Bond Bank	0.7%
Education	4.3%
Facilities	5.2%
Financials	0.9%
General	11.2%
General Obligation	11.8%
Higher Education	2.5%
Industrials	0.0%
Investment Companies	8.8%
Medical	6.0%
Nursing Homes	0.4%
Power	3.6%
Revenue Bonds	20.8%
School District	2.2%
Student Loan	1.2%
Tobacco Settlement	1.6%
Transportation	7.7%
Utilities	1.6%
Water	4.8%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2018 (Unaudited)

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
Education	2.8%
Facilities	0.2%
Financials	1.8%
General	6.1%
General Obligation	34.9%
Higher Education	1.2%
Medical	3.6%
Power	4.7%
Revenue	4.5%
Revenue Bonds	16.5%
School District	3.7%
Transportation	3.6%
Utilities	3.1%
Water	13.3%
Other	0.0%

Total	100.0%

7.    BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to HC Capital Trust (the “Trust”) and each of its separate portfolios (“Portfolios”) pursuant to the terms of two separate agreements with the Trust (the “HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each, a “Portfolio Management Agreement”). During the six month period covered by this report, the Trust offered twenty-two Portfolios, eighteen of which were managed by two or more Specialist Managers.1 Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

During the six-month period covered by this report, the Trust’s Board of Trustees (the “Board”):

•	Approved the continuation of certain Portfolio Management Agreements, as set forth below;

•	Approved amendments to six Portfolio Management Agreements with Mellon Investments Corporation (“Mellon”) relating to six Portfolios;

•	Approved two new Portfolio Management Agreements between the Trust and Pacific Investment Management Company LLC (“PIMCO); and

•	Approved a Subadvisory Agreement between PIMCO and Parametric Portfolio Associates, LLC (“Parametric”) relating to two Portfolios.

In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons” of the Trust or the Adviser within the meaning of the Investment Company Act (the “Independent Trustees”) were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching its conclusions to approve the various Portfolio Management Agreements and amendments. Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

[1]	See Note 3 of Notes to Financial Statements, above.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2018 (Unaudited)

Continuation of Certain Portfolio Management Agreements.    The Portfolio Management Agreements approved for continuance during the period (collectively, the “Continuing Agreements”) are identified below, together with the Specialist Managers subject to review during the period.

Specialist Manager	Portfolios
Advisory Research, Inc.	The Small Capitalization-Mid Capitalization Equity Portfolio The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Ariel Investments, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Artisan Partners Limited Partnership	The International Equity Portfolio The Institutional International Equity Portfolio

Cadence Capital Management, LLC

The Value Equity Portfolio

The Institutional Value Equity Portfolio

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

The Small Capitalization-Mid Capitalization Equity Portfolio

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

The Commodity Returns Strategy Portfolio

The ESG Growth Portfolio

The Catholic SRI Growth Portfolio

The Real Estate Securities Portfolio

The International Equity Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

Causeway Capital Management, LLC	The International Equity Portfolio The Institutional International Equity Portfolio

Frontier Capital Management Company, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Lazard Asset Management LLC	The Institutional International Equity Portfolio

Pzena Investment Management, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

RBC Global Asset Management (UK) Limited	The Emerging Markets Portfolio

Wellington Management Company LLP	The Commodity Returns Strategy Portfolio The Real Estate Securities Portfolio

In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect to that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of each respective Portfolio and consistent with the expectations of shareholders of the Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process employed by each of the Specialist Managers in managing the assets of the respective Portfolios allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2018 (Unaudited)

Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the respective Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing Agreements.

The Board also considered representations made by the Adviser that the performance achieved by the relevant Specialist Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances of each Portfolio.

In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios.

The Board also concluded that the rate at which each of the Specialist Managers is compensated under the Continuing Agreements is reasonable. In reaching this conclusion, the Board had before it information about the impact of break-points, financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. The Board was also informed with respect to advisory fees paid by other, unaffiliated, funds with similar objectives and strategies. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers/reductions and scheduled breakpoints designed to recognize economies of scale where appropriate.

Approval of Amendments to Portfolio Management Agreements with Mellon.    During the period, the Board also approved amendments (the “Mellon Amendments”) to the Portfolio Management Agreements (the “Mellon Agreements”) with Mellon related to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization-Mid Capitalization Equity and Institutional Small Capitalization-Mid Capitalization Equity Portfolios. The Board was informed with respect to the fact that under the Mellon Agreements, Mellon had been entitled to a fee of 0.065% of the average daily net assets of each Portfolio so long as the total aggregate assets allocated to Mellon in certain designated Portfolios exceeded $2 billion, rising to 0.075% if that total fell below $2 billion for both indexing and single factor strategies.

At its meeting in December, 2018, the Board approved the Mellon Amendments, which provided for different fee levels for three different types of strategies, depending on the specific strategy employed. These fee levels included the original fee for single factor strategies, a lower fee for indexing strategies and a higher fee for multi-factor strategies.

In approving the Mellon Amendments, the Board reviewed information with respect to the nature, extent and quality of the services provided by Mellon and the role of the organization in the context of the Portfolios, as well as Mellon’s representations and the view of the Adviser to the effect that changes to the advisory fee rate would not change or impair the nature, extent or quality of services provided to the Portfolios. The Board noted that the aggregate fee to be paid to Mellon under the Mellon Amendments would depend on how the Adviser allocated a given Portfolio’s assets to the various Mellon strategies. The Based on all of the information presented, the Board concluded that implementation of the Mellon Capital Amendments was in the interests of shareholders of the Portfolios.

Approval of New Portfolio Management Agreements with PIMCO.    During the period, the Board approved new Portfolio Management Agreements (the “PIMCO Agreements”) between the Trust and PIMCO relating to each of the Institutional Value Equity and Institutional Growth Equity Portfolios (collectively, the “Affected Portfolios”).

In approving the PIMCO Agreements, the Board was informed that the Adviser had determined that each of the Affected Portfolios would benefit from access to a strategy tracking the RAFI Dynamic Multi-Factor U.S. Index and that such a strategy is only available is through an account managed by PIMCO, which uses Parametric as a sub-adviser to execute the strategy.

HC CAPITAL TRUST

Additional Information (concluded) — December 31, 2018 (Unaudited)

With respect to the nature, extent and quality of the services expected to be provided to the Affected Portfolios, the Board gave considerable weight to the Adviser’s recommendation as well as the Board’s familiarity with the services provided by PIMCO under its existing Portfolio Management Agreements with the Trust. The Board also considered the fact that PIMCO would not participate in the administration or distribution of shares of the Affected Portfolios and that, other than advisory fees payable under the terms of the PIMCO Agreements, it was not expected that PIMCO would benefit materially from its association with the Trust. The Board concluded that it was satisfied with the nature, extent and quality of the services expected to be provided by PIMCO in light of the strategy it is to employ under the PIMCO Agreements.

In concluding that approval of the PIMCO Agreements was in the best interests of shareholders of the Affected Portfolios, the Board considered information with respect to the past performance of PIMCO, but the Board did not base its determination on such past results.

With respect to the fee schedules pursuant to which PIMCO would be compensated for its services, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding both peer group fees charged to funds with similar strategies and fees charged to the Affected Portfolios by each of the other Specialist Managers then serving them using similar strategies, PIMCO’s financial position and projected profitability as well as data regarding advisory fees paid by other funds with similar investment policies. The Board did not specifically rely upon such information, but gave substantial weight to the facts that: the rate at which PIMCO was to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser; and the Adviser believed the agreed upon rate to be reasonable. The Board concluded that the proposed rate was reasonable. In reaching its conclusion, the Board recognized that the impact of the rate to be paid to PIMCO on overall advisory fees would depend on the allocation of assets within the Affected Portfolios.

Approval of New Subadvisory Agreement between PIMCO and Parametric. During the period, the Board approved a new Subadvisory Agreement (the “Subadvisory Agreement”) between PIMCO and Parametric relating to each of the Institutional Value Equity and Institutional Growth Equity Portfolios (collectively, the “Affected Portfolios”).

In approving the Subadvisory Agreements, the Board was informed, as noted above, that the Adviser had determined that each of the Affected Portfolios would benefit from access to a strategy tracking the RAFI Dynamic Multi-Factor U.S. Index and that such a strategy is only available is through an account managed by PIMCO, which uses Parametric as a sub-adviser to execute the strategy.

With respect to the nature, extent and quality of the services expected to be provided to the Affected Portfolios, the Board gave considerable weight to the Adviser’s recommendation as well as the Board’s familiarity with the services provided by Parametric under its existing Portfolio Management Agreements with the Trust. The Board also considered the fact that Parametric would not participate in the administration or distribution of shares of the Affected Portfolios and that, other than advisory fees payable to Parametric by PIMCO under the terms of the Subadvisory Agreement, it was not expected that Parametric would benefit materially from its association with the Trust. The Board concluded that it was satisfied with the nature, extent and quality of the services expected to be provided by Parametric in light of the strategy it is to employ under the Subadvisory Agreement.

In concluding that approval of the Subadvisory Agreement was in the best interests of shareholders of the Affected Portfolios, the Board considered information with respect to the past performance of Parametric, but the Board did not base its determination on such past results.

With respect to the fee schedules pursuant to which Parametric would be compensated for its services, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding both peer group fees charged to funds with similar strategies and fees charged to the Affected Portfolios by each of the other Specialist Managers then serving them using similar strategies, Parametric’s financial position and projected profitability as well as data regarding advisory fees paid by other funds with similar investment policies. The Board did not specifically rely upon such information, but gave substantial weight to the fact that Parametric was to be paid by PIMCO out of the fee PIMCO would receive from the Affected Portfolios, and that the fee rate paid to Parametric would not directly impact the overall advisory fees paid by the Affected Portfolios. The Board concluded that the proposed rate was reasonable.

HC CAPITAL TRUST

Trustees

GEOFFREY TRZEPACZ*

JARRETT B. KLING

HARVEY G. MAGARICK

R. RICHARD WILLIAMS

RICHARD W. WORTHAM III

* ‘Interested Person’ as that term is defined in the Investment Company Act of 1940.

Investment Adviser

HC Capital Solutions

Five Tower Bridge

300 Barr Harbor Drive, 5th Floor

West Conshohocken, PA 19428

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

Unified Financial Securities, LLC

A subsidiary of Ultimus Fund Solutions, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

41 South High Street, Suite 2500

Columbus, OH 43215

Custodian

State Street Bank and Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/19

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Schedule of Investments.

(a) Not Applicable

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title) /s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date: February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date: February 27, 2019

By (Signature and Title) /s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date: February 27, 2019